                                                   FILED PURSUANT TO RULE 485(B)
                                                        REGISTRATION NO. 2-71299
                                                                        811-3153

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

    Pre-Effective Amendment No.                                              / /

    Post-Effective Amendment No. 46                                          /X/

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

    Amendment No. 46                                                         /X/

                            ------------------------

                        FRANK RUSSELL INVESTMENT COMPANY

               (Exact Name of Registrant as Specified in Charter)

   909 A STREET, TACOMA, WASHINGTON        98402
(Address of Principal Executive Office)  (ZIP Code)

        Registrant's Telephone Number, including area code: 253/627-7001

Gregory J. Lyons, Associate General Counsel    Steven M. Felsenstein, Esq.
     Frank Russell Investment Company        Stradley, Ronon, Stevens & Young
               909 A Street                      2600 One Commerce Square
         Tacoma, Washington 98402                 Philadelphia, PA 19103
               253-596-2406                            215-564-8074

                    (Name and Address of Agent for Service)

                            ------------------------

         APPROXIMATE DATE OF COMMENCEMENT OF PROPOSED PUBLIC OFFERING:
  AS SOON AS PRACTICAL AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                            ------------------------

    It is proposed that this filing will become effective (check appropriate box)

    / /  immediately upon filing pursuant to paragraph (b)

    / /  on December 1, 1999 pursuant to paragraph (b)


    / /  60 days after filing pursuant to paragraph (a)(1)


    / /  on (date) pursuant to paragraph (a)(1)

    / /  75 days after filing pursuant to paragraph (a)(2)


    /X/  on May 1, 2000 pursuant to paragraph (a)(2) of rule 485.


    If appropriate, check the following box:

    / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

LIFEPOINTS-Registered Trademark- FUNDS

                                               FRANK RUSSELL INVESTMENT COMPANY

LifePoints-Registered Trademark- Funds

PROSPECTUS
CLASS C SHARES:

CONSERVATIVE STRATEGY FUND
MODERATE STRATEGY FUND
BALANCED STRATEGY FUND
AGGRESSIVE STRATEGY FUND
EQUITY AGGRESSIVE STRATEGY FUND

MAY 1, 2000

909 A STREET, TACOMA, WA  98402 - 800-787-7354 - 253-627-7001

As with all mutual funds, the Securities and Exchange
Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                                 [Russell LOGO]

                               TABLE OF CONTENTS


Risk/Return Summary.........................................      3
    Investment Objective....................................      3
    Principal Investment Strategies.........................      4
    Principal Risks.........................................      5
    Performance.............................................      6
    Fees and Expenses.......................................     12
Summary Comparison of the Funds.............................     14
The Purpose of the Funds--Multi-Style, Multi-Manager
  Diversification...........................................     16
Management of the Underlying Funds and the LifePoints
  Funds.....................................................     17
The Money Managers for the Underlying Funds.................     20
Investment Objective and Principal Investment Strategies of
  the Underlying Funds......................................     21
Principal Risks.............................................     35
Dividends and Distributions.................................     41
Taxes.......................................................     42
How Net Asset Value Is Determined...........................     42
Distribution and Shareholder Servicing Arrangements.........     43
How to Purchase Shares......................................     44
Exchange Privilege..........................................     46
How to Redeem Shares........................................     47
Payment of Redemption Proceeds..............................     48
Written Instructions........................................     48
Account Policies............................................     49
Financial Highlights........................................     51
Money Manager Information...................................     56

                              RISK/RETURN SUMMARY

                              INVESTMENT OBJECTIVE


CONSERVATIVE              seeks to achieve moderate total rate of return through low
STRATEGY FUND             capital appreciation and reinvestment of a high level of
                          current income.

MODERATE STRATEGY         seeks to achieve moderate long-term capital appreciation
FUND                      with high current income, while recognizing the possibility of moderate fluctuations in year-to-year market values.

BALANCED STRATEGY         seeks to achieve a moderate level of current income and,
FUND                      over time, above-average capital appreciation with moderate risk.

AGGRESSIVE STRATEGY       seeks to achieve high, long-term capital appreciation with
FUND                      low current income, while recognizing the possibility of
                          substantial fluctuations in year-to-year market values.

EQUITY AGGRESSIVE         seeks to achieve high, long-term capital appreciation, while
STRATEGY FUND             recognizing the possibility of high fluctuations in
                          year-to-year market values.

                        PRINCIPAL INVESTMENT STRATEGIES


    Each of the Frank Russell Investment Company (FRIC) Funds described in this Prospectus (LifePoints Fund) is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC Funds (Underlying Funds). Each LifePoints Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds.


    Each LifePoints Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which each LifePoints Fund invests are shown in the table below and illustrated by pie charts appearing later in this Prospectus. The LifePoints Funds intend their strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.


                                                                                                 EQUITY
                                             CONSERVATIVE   MODERATE   BALANCED   AGGRESSIVE   AGGRESSIVE
                                               STRATEGY     STRATEGY   STRATEGY    STRATEGY     STRATEGY
UNDERLYING FUND                                  FUND         FUND       FUND        FUND         FUND
---------------                                  ----         ----       ----        ----         ----
Diversified Equity Fund....................        5%          11%        16%          21%          30%
Special Growth Fund........................       --            2%         5%          11%          10%
Quantitative Equity Fund...................        6%          11%        16%          21%          30%
International Securities Fund..............        5%           9%        14%          19%          20%
Diversified Bond Fund......................       18%          27%        25%          --           --
Short Term Bond Fund.......................       60%          33%        --           --           --
Multistrategy Bond Fund....................       --           --         16%          18%          --
Real Estate Securities Fund................        5%           5%         5%           5%           5%
Emerging Markets Fund......................        1%           2%         3%           5%           5%



    Each LifePoints Fund intends to be fully invested at all times. Although the LifePoints Funds, like all other mutual funds, maintain liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), the Funds expose these reserves to the performance of appropriate equity markets by investing in stock futures contracts. This causes the Funds to perform as though their cash reserves were actually invested in those markets. Additionally, the Funds invest their liquidity reserves in one or more FRIC money market funds.



    A LifePoints Fund can change the allocation of its assets among Underlying Funds at any time, if the LifePoints Funds' investment adviser, Frank Russell Investment Management Company (FRIMCo) believes that doing so would better enable the LifePoints Fund to pursue its investment objective. From time to time, each LifePoints Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each LifePoints Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the LifePoints Fund's investment objective. However, The LifePoints Funds expect that amounts they allocate to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.

DIVERSIFICATION

    Each LifePoints Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the LifePoints Funds invest is a diversified investment company.

                                PRINCIPAL RISKS

    You should consider the following factors before investing in the LifePoints
Funds:

    - An investment in the LifePoints Funds, like any investment, has risks. The value of each LifePoints Fund fluctuates, and you could lose money.

    - Since the assets of each LifePoints Fund is invested primarily in shares of the Underlying Funds, the investment performance of each LifePoints Fund is directly related to the investment performance of the Underlying Funds in which it invests.

    - The policy of each LifePoints Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, the LifePoints Funds may have less flexibility to invest than a mutual fund without such constraints.


    - A LifePoints Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities, fixed income securities, and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks".


    - An investment in any of the LifePoints Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    - The officers, Trustees, and FRIMCo presently serve as officers, Trustees and investment manager of the Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the LifePoints Funds and to the Underlying Funds.

                                  PERFORMANCE


    The following bar charts illustrate the risks of investing in the LifePoints Funds by showing how the performance of each LifePoints Fund's Class C Shares varies over the life of each LifePoints Fund. The highest and lowest quarterly returns during the periods shown in the bar charts for the LifePoints Funds' Class C Shares are set forth below the bar charts.



    The tables accompanying the bar charts further illustrate the risks of investing in the LifePoints Funds by showing how each LifePoints Fund's average annual returns for one year and since the beginning of operations of such LifePoints Fund compare with the returns of certain indexes that measure broad market performance.



    The Equity Aggressive Strategy, Moderate Strategy and Conservative Strategy Funds first issued Class C Shares on February 11, 1999. The Aggressive Strategy and Balanced Strategy Funds first issued Class C Shares on January 29, 1999. Performance shown for Class C Shares prior to those dates is the performance of the LifePoints Funds' Class E Shares, and does not reflect deduction of the Rule 12b-1 distribution fees that apply to Class C Shares. Had it done so, the returns shown would have been lower.



    Past performance is no indication of future results.

--------------------------------------------------------------------------------


                           CONSERVATIVE STRATEGY FUND
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      ANNUAL TOTAL RETURNS CLASS C
1998                         7.70%
1999                         4.77%


 BEST QUARTER: 3.56% (1Q/98)
 WORST QUARTER: (0.86)% (3Q/98)



                                     ----------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURNS                            SINCE
                                     FOR THE PERIODS ENDED DECEMBER 31, 1999     1 YEAR    INCEPTION*
                                     ---------------------------------------     ------    ----------
                                     Conservative Strategy Fund Class C.......    4.77%       6.35%
                                     Merrill Lynch 1-2.99 Year Treasury
                                      Index**.................................    3.06        5.07
                                     Lehman Brothers Aggregate Bond Index.....   (0.82)       4.23
                                     Salomon Smith Barney 3-Month Treasury
                                      Bill Index..............................    4.74        6.49
                                     Conservative Strategy Composite Index#...    5.62        7.34
                                     ----------------------------------------------------------------


  ----------------------------


   *   Commenced operations on November 7, 1997.



   ** Prior to November 1, 1999, the comparative index for the Fund was the Salomon Smith Barney 3-month Treasury Bill Index. The Fund believes the Merrill Lynch 1-2.99 Year Treasury Index is more broadly representative of the securities and strategies likely to be employed by the Fund and provides more useful information as a comparative basis for evaluation of the Fund's performance.



   # The Conservative Strategy Composite Index is comprised of the following indices: 60% Merrill Lynch 1-2.99 Year Treasury Index, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 1000-Registered Trademark-Index, 5% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index and 1% IFC Investable Composite Index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                             MODERATE STRATEGY FUND
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      ANNUAL TOTAL RETURNS CLASS C
1998                        10.19%
1999                         8.03%


 BEST QUARTER: 6.73% (4Q/98)
 WORST QUARTER: (3.82)% (3Q/98)



                                     ----------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURNS                            SINCE
                                     FOR THE PERIODS ENDED DECEMBER 31, 1999     1 YEAR    INCEPTION*
                                     ---------------------------------------     ------    ----------
                                     Moderate Strategy Fund Class C...........    8.03%       7.91%
                                     Merrill Lynch 1-2.99 Year Treasury
                                      Index**.................................    3.06        5.22
                                     Lehman Brothers Aggregate Bond Index.....   (0.82)       4.73
                                     Russell 1000 Index.......................   20.91       22.61
                                     Salomon Smith Barney 3-Month Treasury
                                      Bill Index..............................    4.74        6.49
                                     Moderate Strategy Composite Index#.......    9.13        9.38
                                     ----------------------------------------------------------------


  ----------------------------


   *   Commenced operations by issuing Class E Shares on October 2, 1997.



   ** Prior to November 1, 1999, the comparative index for the Fund was the Salomon Smith Barney 3-month Treasury Bill Index. The Fund believes the Merrill Lynch 1-2.99 Year Treasury Index is more broadly representative of the securities and strategies likely to be employed by the Fund and provides more useful information as a comparative basis for evaluation of the Fund's performance.



   # The Moderate Strategy Composite Index is comprised of the following indices: 33% Merrill Lynch 1-2.99 Year Treasury Index, 27% Lehman Brothers Aggregate Bond Index, 22% Russell 1000 Index, 9% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index, 2% Russell 2500-TM-


      Index and 2% IFC Investable Composite Index.


      -----------------------------------------------------------------------

--------------------------------------------------------------------------------


                             BALANCED STRATEGY FUND
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      ANNUAL TOTAL RETURNS CLASS C
1998                        11.66%
1999                        10.94%


 BEST QUARTER: 10.49% (4Q/98)
 WORST QUARTER: (7.20)% (3Q/98)



                                     ----------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURNS                            SINCE
                                     FOR THE PERIODS ENDED DECEMBER 31, 1999     1 YEAR    INCEPTION*
                                     ---------------------------------------     ------    ----------
                                     Balanced Strategy Fund Class C...........   10.94%      10.24%
                                     Lehman Brothers Aggregate Bond Index**...   (0.82)       4.73
                                     Russell 1000 Index.......................   20.91       22.61
                                     Salomon Smith Barney BMI Ex-US Index.....   28.73       15.90
                                     Salomon Smith Barney 3-Month Treasury
                                      Bill Index..............................    4.74        6.49
                                     Balanced Strategy Composite Index#.......   12.75       11.73
                                     ----------------------------------------------------------------


  ----------------------------

   *   Commenced operations by issuing Class E Shares on September 16, 1997.


   ** Prior to November 1, 1999, the comparative index for the Fund was the Salomon Smith Barney 3-Month Treasury Bill Index. The Fund believes the Lehman Brothers Aggregate Bond Index is more broadly representative of the securities and strategies likely to be employed by the Fund and provides more useful information as a comparative basis for evaluation of the Fund's performance.


   # The Balanced Strategy Composite Index is comprised of the following indices: 41% Lehman Brothers Aggregate Bond Index, 32% Russell 1000 Index, 14% Salomon Smith Barney BMI Ex-US, 5% Russell 2500-TM- Index, 5% NAREIT Equity REIT Index and 3% IFC Investable Composite Index.
      -----------------------------------------------------------------------

--------------------------------------------------------------------------------


                            AGGRESSIVE STRATEGY FUND
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      ANNUAL TOTAL RETURNS CLASS C
1998                        11.69%
1999                        17.06%


 BEST QUARTER: 14.33% (4Q/98)
 WORST QUARTER: (11.63)% (3Q/98)



                                     ----------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURNS                            SINCE
                                     FOR THE PERIODS ENDED DECEMBER 31, 1999     1 YEAR    INCEPTION*
                                     ---------------------------------------     ------    ----------
                                     Aggressive Strategy Fund Class C.........   17.06%      12.25%
                                     Russell 1000 Index**.....................   20.91       22.61
                                     Salomon Smith Barney BMI Ex-US Index.....   28.73       15.90
                                     Lehman Brothers Aggregate Bond Index.....   (0.82)       4.73
                                     Salomon Smith Barney 3-Month Treasury
                                      Bill Index..............................    4.74        6.49
                                     Aggressive Strategy Composite Index#.....   19.34       14.27
                                     ----------------------------------------------------------------


  ----------------------------


   *   Commenced operations by issuing Class E Shares on September 16, 1997.



   ** Prior to November 1, 1999, the comparative index for the Fund was the Salomon Smith Barney 3-month Treasury Bill Index. The Fund believes the Russell 1000 Index is more broadly representative of the securities and strategies likely to be employed by the Fund and provides more useful information as a comparative basis for evaluation of the Fund's performance.



   # The Aggressive Strategy Composite Index is comprised of the following indices: 42% Russell 1000 Index, 19% Salomon Smith Barney BMI Ex-US, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 2500-TM- Index, 5% IFC Investable Composite Index and 5% NAREIT Equity REIT Index.


      -----------------------------------------------------------------------

--------------------------------------------------------------------------------


                        EQUITY AGGRESSIVE STRATEGY FUND
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      ANNUAL TOTAL RETURNS CLASS C
1998                        13.75%
1999                        21.14%


 BEST QUARTER: 17.51% (4Q/98)
 WORST QUARTER: (13.85)% (3Q/98)



                                     ----------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURNS                            SINCE
                                     FOR THE PERIODS ENDED DECEMBER 31, 1999     1 YEAR    INCEPTION*
                                     ---------------------------------------     ------    ----------
                                     Equity Aggressive Strategy Fund
                                      Class C.................................   21.14%      14.02%
                                     Russell 1000-Registered Trademark-
                                      Index**.................................   20.91       22.61
                                     Salomon Smith Barney BMI Ex-US Index.....   28.73       15.90
                                     Salomon Smith Barney 3-Month Treasury
                                      Bill Index..............................    4.74        6.49
                                     Equity Aggressive Strategy Composite
                                      Index#..................................   23.58       17.36
                                     ----------------------------------------------------------------


  ----------------------------


   *   Commenced operations by issuing Class E Shares on September 30, 1997.



   ** Prior to November 1, 1999, the comparative index for the Fund was the Salomon Smith Barney 3-Month Treasury Bill Index. The Fund believes the Russell 1000 Index is more broadly representative of the securities and strategies likely to be employed by the Fund and provides more useful information as a comparative basis for evaluation of the Fund's performance.




   # The Equity Aggressive Strategy Composite Index is comprised of the following indices: 60% Russell 1000 Index, 20% Salomon Smith Barney BMI Ex-US, 10% Russell 2500-TM- Index, 5% IFC Investable Composite Index and 5% NAREIT Equity REIT Index.


--------------------------------------------------------------------------------

                               FEES AND EXPENSES


    The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the LifePoints Funds.


                                SHAREHOLDER FEES
                    (FEE PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                           MAXIMUM SALES
                                          MAXIMUM SALES                    CHARGE (LOAD)
                                          CHARGE (LOAD)      MAXIMUM        IMPOSED ON
                                           IMPOSED ON     DEFERRED SALES    REINVESTED     REDEMPTION   EXCHANGE
                                            PURCHASES     CHARGE (LOAD)      DIVIDENDS        FEES        FEES
                                            ---------     -------------      ---------     ----------   --------
All Funds, Class C......................      None             None            None           None        None


                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT WERE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)


                                                           OTHER EXPENSES     TOTAL GROSS                      TOTAL NET
                                                             (REFLECTING      ANNUAL FUND   EXPENSE WAIVERS   ANNUAL FUND
                               ADVISORY   DISTRIBUTION       SHAREHOLDER       OPERATING          AND          OPERATING
                                 FEE      (12B-1) FEES*   SERVICING FEES)**   EXPENSES**+   REIMBURSEMENTS#    EXPENSES
                                 ---      -------------   -----------------   -----------   ---------------    --------

CLASS C SHARES
Conservative Strategy Fund...    0.20%        0.75%             0.25%            1.20%           (0.20)%         1.00%
Moderate Strategy Fund.......    0.20%        0.75%             0.25%            1.20%           (0.20)%         1.00%
Balanced Strategy Fund.......    0.20%        0.75%             0.25%            1.20%           (0.20)%         1.00%
Aggressive Strategy Fund.....    0.20%        0.75%             0.25%            1.20%           (0.20)%         1.00%
Equity Aggressive Strategy
  Fund.......................    0.20%        0.75%             0.25%            1.20%           (0.20)%         1.00%


------------------------


* Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on all Class C Shares of the Funds as a group rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.



** The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables. For purposes of this table, Other Expenses for Class C Shares reflects a shareholder services fee of up to 0.25% of average daily net assets.



# FRIMCo has contractually agreed to waive, at least through February 28, 2001, its 0.20% advisory fee for each LifePoints Fund. Certain LifePoints Funds operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.



+ If you purchase any class of Shares of a LifePoints Fund through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary which, in turn, may pay fees to FRIMCo for services FRIMCo provides to the Financial Intermediary. You should contact your financial intermediary for information concerning what additional fees, if any, will be charged.

DIRECT EXPENSES



    No Lifepoints Fund will bear any direct operating expenses. Those operating expenses include those arising from accounting, administrative (FRIMco has waived its receipt of administrative fees through November 30, 2000), custody, auditing, legal and transfer agent services. They do not include expenses attributable to advisory fees (which are currently waived by FRIMCo through February 28, 2001), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses, which will be borne by the LifePoints Funds or their appropriate classes of shares.



    A LifePoints Fund's direct operating expenses are borne either by the Underlying Funds in which the LifePoints Fund invests pursuant to Special Servicing Agreements or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through April 30, 2001 and may be renewed thereafter.



INDIRECT EXPENSES



    Shareholders in a LifePoints Fund bear indirectly the proportionate expenses of the Underlying Funds in which the LifePoints Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the LifePoints Funds may invest (based on information as of December 31, 1999). As explained at the beginning of this Prospectus, each LifePoints Fund intends to invest in some, but not all, of the Underlying Funds.



                                                             TOTAL NET OPERATING
UNDERLYING FUND (CLASS S SHARES)                               EXPENSE RATIOS
--------------------------------                               --------------
Diversified Equity Fund....................................          0.93%
Special Growth Fund........................................          1.24%
Quantitative Equity Fund...................................          0.93%
International Securities Fund..............................          1.30%
Diversified Bond Fund......................................          0.61%
Short Term Bond Fund.......................................          0.74%
Multistrategy Bond Fund....................................          0.86%
Real Estate Securities Fund................................          1.14%
Emerging Markets Fund......................................          1.91%



    Based on these expense ratios, the total direct and indirect operating expense ratios of each class of Shares of each LifePoints Fund (calculated as a percentage of average net assets) are expected to be as follows:



                                                                 CLASS C
                                                                 -------
Conservative Strategy......................................       1.80%
Moderate Strategy..........................................       1.85%
Balanced Strategy..........................................       1.95%
Aggressive Strategy........................................       2.08%
Equity Aggressive Strategy.................................       2.09%

    Each LifePoints Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of December 31, 1999. These total expense ratios may be higher or lower depending on the allocation of a LifePoints Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the LifePoints Funds.


EXAMPLE

    THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN EACH LIFEPOINTS FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.


    The example assumes that you invest $10,000 in a LifePoints Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same.


    Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
CLASS C:                                                ------    -------    -------    --------
Conservative Strategy Fund...........................    $183       $619      $1,081     $2,360
Moderate Strategy Fund...............................     188        634       1,106      2,411
Balanced Strategy Fund...............................     198        664       1,157      2,515
Aggressive Strategy Fund.............................     211        703       1,222      2,646
Equity Aggressive Strategy Fund......................     212        707       1,228      2,657


                        SUMMARY COMPARISON OF THE FUNDS

    The investment objectives of the LifePoints Funds are summarized below in a chart that illustrates the degree to which each LifePoints Fund seeks to obtain capital appreciation, income, and stability of principal:


                                                      CAPITAL                  POSSIBILITY OF
                 LIFEPOINTS FUND                    APPRECIATION    INCOME      FLUCTUATION
--------------------------------------------------  ------------    ------      -----------
Conservative Strategy Fund........................  Low            High        Low
Moderate Strategy Fund............................  Moderate       High        Moderate
Balanced Strategy Fund............................  Moderate       Moderate    Moderate
Aggressive Strategy Fund..........................  High           Low         High
Equity Aggressive Strategy Fund...................  High           Low         High

    The allocation of each LifePoints Fund's investment in the Underlying Funds is illustrated in the following charts:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Equity            5%
Quantitative Equity           6%
International Securities      5%
Emerging Markets              1%
Real Estate Securities        5%
Diversified Bond             18%
Short Term Bond              60%
Convservative Strategy Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Equity      11%
Special Growth           2%
Quantitative Equity     11%
International
Securities               9%
Emerging Markets         2%
Real Estate Securities   5%
Diversified Bond        27%
Short Term Bond         33%
Moderate Strategy Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Equity      16%
Special Growth           5%
Quantitative Equity     16%
International
Securities              14%
Emerging Markets         3%
Real Estate Securities   5%
Diversified Bond        25%
Multistrategy Bond      16%
Balanced Strategy Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Equity        21%
Special Growth            11%
Quantitative Equity       21%
International Securities  19%
Emerging Markets           5%
Real Estate Securities     5%
Multistrategy Bond        18%
Aggressive Strategy Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Equity               30%
Special Growth                   10%
Quantitative Equity              30%
International Securities         20%
Emerging Markets                  5%
Real Estate Securities            5%
Equity Aggressive Strategy Fund

      THE PURPOSE OF THE FUNDS--MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION


    The LifePoints Funds are offered through certain bank trust departments, registered investment advisers, broker-dealers and other financial services organizations that have been selected by the LifePoints Funds' adviser or distributor (Financial Intermediaries). The LifePoints Funds offer investors the opportunity to invest in a diversified mutual fund investment allocation program and are designed to provide a means for investors to use FRIMCo's and Frank Russell Company's (Russell) "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

    Three functions form the core of Russell's consulting services:

    - OBJECTIVE SETTING: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

    - ASSET ALLOCATION: Allocating a client's assets among different asset classes--such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate--in a way most likely to achieve the client's objectives and desired returns.

    - MONEY MANAGER RESEARCH: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

    When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns.

    The LifePoints Funds believe investors should seek to hold fully diversified portfolios that reflect both their own individual investment time horizons and their ability to accept risk. The LifePoints Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more of the Underlying Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

    Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

    Studies have shown that no one investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

    The LifePoints Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. The

Underlying Funds in which the LifePoints Funds invest combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

    By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

    The LifePoints Funds have a greater potential than most mutual funds for diversification among investment styles and money managers since the LifePoints Funds invest in shares of several Underlying Funds. The LifePoints Funds were created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.


    The LifePoints Funds and Underlying Funds conduct their business through a number of service providers, who act on behalf of the Funds. FRIMCo, the Funds' administrator and investment adviser, performs the Funds' day to day corporate management and oversees the Funds' money managers. Each of the Underlying Funds' money managers makes all investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.


                       MANAGEMENT OF THE UNDERLYING FUNDS
                            AND THE LIFEPOINTS FUNDS


    The LifePoints Funds' investment adviser is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and manages over $17 billion in more than 30 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.



    Russell, which acts as consultant to the LifePoints Funds and the Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides the LifePoints Funds, the Underlying Funds and FRIMCo with the asset management consulting services that it provides to its other consulting clients. Neither the LifePoints Funds nor the Underlying Funds compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.


    Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance corporation headquartered in Milwaukee, Wisconsin. It leads the US in both individual life insurance sold annually and individual life insurance in force.

    FRIMCo recommends money managers to the Underlying Funds, allocates Underlying Fund assets among them, oversees them, and evaluates their results. FRIMCo also oversees the management of the Underlying Funds' liquidity reserves. The Underlying Funds' money managers select the individual portfolio securities for the assets in the Underlying Funds assigned to them.


    James A. Jornlin is responsible for the day to day decisions regarding the investment and reinvestment of the LifePoints Funds within their target allocation strategy percentages. Mr. Jornlin also oversees certain other funds as described below.


    FRIMCo's officers and employees who oversee the money managers of the Underlying Funds are:

    - Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.


    - Mark D. Amberson, who has been a Portfolio Manager of FRIMCo since January 1998. From 1991 to 1997, Mr. Amberson was a Portfolio Manager in Russell's Money Market Trading Group. Mr. Amberson has, jointly with Mr. Burge, primary responsibility for management of the Fixed Income I, Diversified Bond, Short Term Bond, Fixed Income III, Tax Exempt Bond and Multistrategy Bond Funds.



    - Randal C. Burge, who has been Director of Global Fixed Income since January 2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia. Mr. Burge has, jointly with Mr. Amberson, primary responsibility for management of the Fixed Income I, Fixed Income III, Diversified Bond, Short Term Bond, Tax Exempt Bond and Multistrategy Bond Funds.



    - Jean Carter, who has been Director of Global Equities since January 2000. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.



    - Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates. Ms. Duncan has, jointly with Mr. Jornlin, primary responsibility for management of the International and International Securities Funds.



    - James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.



    - James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo. From 1991 to 1995, Mr. Jornlin was employed as a Senior Research Analyst with Russell. Mr. Jornlin has primary responsibility for management of the Tax-Managed Global Equity, Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds, has, jointly with Mr. Ogard, primary responsibility for the management of the Real Estate Securities Fund has, jointly with Ms. Duncan, primary responsibility for the management of the International and International Securities Funds and has, jointly with Mr. Parish, primary responsibility for the management of the Emerging Markets Fund.

    - Eric W. Ogard, who has been a Portfolio Manager of FRIMCo since
      March 2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000. Mr. Ogard has, jointly with Mr. Trittin and Mr. Tipple, primary responsibility for the management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds and has, jointly with Mr. Jornlin, primary responsibility for the management of the Real Estate Securities Fund.



    - Symon Parish, who has been an Associate Portfolio Manager of Frank Russell Company Limited, an affiliate of FRIMCo, since 1996. From 1994 to 1996, Mr. Parish was a client service executive in Russell's Auckland office. Mr. Parish has, jointly with Mr. Jornlin, primary responsibility for the Emerging Markets Fund.



    - Brian C. Tipple, who has been a Portfolio Manager of FRIMCo since July 1999. From 1991 to 1999, Mr. Tipple was a Client Executive with Frank Russell Trust Company. Mr. Tipple has, jointly with Mr. Ogard and Mr. Trittin, primary responsibility for the management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.



    - Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research Department with Russell. Mr. Trittin has, jointly with Mr. Ogard and Mr. Tipple, primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.



    FRIMco receives an annual 0.20% advisory fee and an annual 0.05% administrative fee from each LifePoints Fund based on the average daily net assets of each LifePoints Fund. These fees are payable to FRIMCo monthly on a pro rata basis. FRIMCo has voluntarily agreed to waive the advisory fee through February 28, 2001 and the administrative fee through November 30, 2000.



    In addition to the advisory and administrative fees payable by the LifePoints Funds, the LifePoints Funds will bear indirectly a proportionate share of operating expenses that include the advisory and administrative fees paid by the Underlying Funds in which they invest. While a shareholder of a LifePoints Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the respective LifePoints Fund. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Fund's money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses. The aggregate annual rate of the advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of the average daily net assets of each Underlying
Fund: Diversified Equity Fund 0.78%, Special Growth Fund 0.95%, Quantitative Equity Fund 0.78%, International Securities Fund 0.95%, Diversified Bond Fund 0.45%, Short Term Bond Fund 0.50%,
Multistrategy Bond Fund 0.65%, Real Estate Securities Fund 0.85% and Emerging Markets Fund 1.20%. Of this aggregate amount, 0.05% is attributable to administrative services.

                  THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

    Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Fund's Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Underlying Funds select money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in any Underlying Fund's selection or termination of a money manager.


    Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within the Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of the money managers' individual security selections.

                 INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT
                       STRATEGIES OF THE UNDERLYING FUNDS



    The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Statement of Additional Information as well as in the Prospectuses of the Underlying Funds. Because the LifePoints Funds invest in the Underlying Funds, investors of the LifePoints Funds will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each LifePoints Fund allocates to the Underlying Fund pursuing such policies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).


DIVERSIFIED EQUITY FUND
---------------------------


INVESTMENT           To provide income and capital growth by investing
OBJECTIVE            principally in equity securities.

PRINCIPAL            The Diversified Equity Fund invests primarily in common
INVESTMENT           stocks of medium and large capitalization companies most of
STRATEGIES           which are US-based.
                     The Fund employs a "multi-style, multi-manager" approach
                     whereby portions of the Fund are allocated to different
                     money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to
                     complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial, and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector.

                     Additionally, the Fund is diversified by equity substyle.
                     For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more Frank Russell Investment
                     Company (FRIC) money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SPECIAL GROWTH FUND
------------------------


INVESTMENT           To maximize total return primarily through capital
OBJECTIVE            appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

PRINCIPAL            The Special Growth Fund invests primarily in common stocks
INVESTMENT           of small
STRATEGIES           and medium capitalization companies most of which are US
                     based. The Fund's investments may include companies that
                     have been publicly traded for less than five years and
                     smaller companies, such as companies not listed in the
                     Russell 2000-Registered Trademark- Index.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The
                     Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


QUANTITATIVE EQUITY FUND
-----------------------------


INVESTMENT           To provide a total return greater than the total return of
OBJECTIVE            the US stock market (as measured by the Russell
                     1000-Registered Trademark- Index over a market cycle of four to six years) while maintaining volatility and
                     diversification similar to the Index.

PRINCIPAL            The Quantitative Equity Fund invests primarily in common
INVESTMENT           stocks of medium and large capitalization companies which
STRATEGIES           are predominately
                     US based. The Fund generally pursues a market-oriented style of security selection, which incorporates both a growth
                     style and a value style, based on quantitative investment
                     models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies
                     that appear to be undervalued relative to their growth
                     prospects.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000 Index. Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000 Index. Each money manager performs this process independently from each other money manager.

                     The Russell 1000 Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at December 31, 1999 had a capitalization of approximately $1.1 billion.

                     The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


INTERNATIONAL SECURITIES FUND
-----------------------------------


INVESTMENT           To provide favorable total return and additional
OBJECTIVE            diversification for US investors.

PRINCIPAL            The International Securities Fund invests primarily in
INVESTMENT           equity securities issued by companies domiciled outside the
STRATEGIES           US and in depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly
                     Europe and the Far East) to maintain a high degree of
                     diversification among countries and currencies. Because
                     international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their
                     investment portfolio's overall volatility by combining an
                     investment in this Fund with investments in US equities.

                     The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The
                     Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


DIVERSIFIED BOND FUND
-------------------------


INVESTMENT           To provide effective diversification against equities and a
OBJECTIVE            stable level of cash flow by investing in fixed-income
                     securities.

PRINCIPAL            The Diversified Bond Fund invests primarily in investment
INVESTMENT           grade fixed- income securities. In particular, the Fund
STRATEGIES           holds debt securities issued or guaranteed by the US
                     government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     From time to time, the Fund may invest in municipal debt
                     obligations.

                     The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was 5.0 years as of December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. In seeking investments that will produce cash flow, the Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps
                     (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. The
                     Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND
--------------------------


INVESTMENT           The preservation of capital and the generation of current
OBJECTIVE            income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility
                     characteristics.

PRINCIPAL            The Short Term Bond Fund invests primarily in fixed-income
INVESTMENT           securities. In particular, the Fund holds debt securities
STRATEGIES           issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective
                     agencies and instrumentalities. It also holds
                     mortgage-backed securities, including collateralized
                     mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     From time to time, the Fund may invest in municipal debt
                     obligations.

                     The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                     The average weighted duration of the Fund's portfolio typically ranges within 15% of the average weighted duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was
                     1.6 years on December 31, 1999, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes, as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury
                     Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps
                     (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. The
                     Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


MULTISTRATEGY BOND FUND
-----------------------------


INVESTMENT           To provide maximum total return, primarily through capital
OBJECTIVE            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from broad fixed-income market portfolios.

PRINCIPAL            The Multistrategy Bond Fund invests primarily in
INVESTMENT           fixed-income securities. In particular, the Fund holds debt
STRATEGIES           securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their
                     respective agencies and instrumentalities. It also holds
                     mortgage-backed securities, including collateralized
                     mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     From time to time, the Fund may invest in municipal debt
                     obligations.

                     The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by a Fund money manager to be of comparable quality. These securities are commonly referred to as "junk bonds."

                     The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was 5.0 years as of December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps
                     (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. The
                     Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

REAL ESTATE SECURITIES FUND
--------------------------------


INVESTMENT           To generate a high level of total return through above
OBJECTIVE            average current income while maintaining the potential for capital appreciation.

PRINCIPAL            The Fund seeks to achieve its objective by concentrating its
INVESTMENT           investments in equity securities of issuers whose value is
STRATEGIES           derived primarily from development, management and market
                     pricing of underlying real estate properties.

                     The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominately US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market Funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EMERGING MARKETS FUND
----------------------------


INVESTMENT           To provide maximum total return primarily through capital
OBJECTIVE            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from developed market
                     international portfolios by investing primarily in equity
                     securities.

PRINCIPAL            The Emerging Markets Fund will primarily invest in equity
INVESTMENT           securities of companies that are located in countries with
STRATEGIES           emerging markets or that derive a majority of their revenues from operations in such countries. These companies are
                     referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market" country is a
                     country having an economy and market that the World Bank or the United Nations consider to be emerging or developing.
                     These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.

                     The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                     The Fund invests in common stocks of Emerging Market
                     Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                     Some emerging markets countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but may include a further layering of expenses.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments (e.g., capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics). The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. A Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                PRINCIPAL RISKS


    The following table describes principal types of risks the LifePoints Funds are subject to, based on the investments made by the Underlying Funds, and lists next to each description the Underlying and LifePoints Funds most likely to be affected by the risk. Other Underlying and LifePoints Funds that are not listed may be subject to one or more of the risks, based on the allocation of assets among the Underlying Funds, but will not do so in a way that is expected to principally affect the performance of the LifePoints or Underlying Fund as a whole. Please refer to the LifePoints Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.



RISK ASSOCIATED WITH                       DESCRIPTION                            RELEVANT FUND
--------------------                       -----------                            -------------
MULTI-MANAGER           The investment styles employed by a Fund's money    All Funds
APPROACH                managers may not be complementary. The interplay
                        of the various strategies employed by a Fund's      (ALL UNDERLYING FUNDS)
                        multiple money managers may result in a Fund
                        holding a concentration of certain types of
                        securities. This concentration may be beneficial
                        or detrimental to a Fund's performance depending
                        upon the performance of those securities and the
                        overall economic environment. The multi-manager
                        approach could result in a high level of
                        portfolio turnover, resulting in higher Fund
                        brokerage expenses and increased tax liability
                        from a Fund's realization of capital gains.

EQUITY SECURITIES       The value of equity securities will rise and fall   Equity Aggressive
                        in response to the activities of the company that   Strategy
                        issued the stock, general market conditions         Aggressive Strategy
                        and/or economic conditions.                         Balanced Strategy
                                                                            Moderate Strategy
                                                                            (UNDERLYING FUNDS:
                                                                            DIVERSIFIED EQUITY
                                                                            SPECIAL GROWTH
                                                                            QUANTITATIVE EQUITY
                                                                            INTERNATIONAL SECURITIES
                                                                            REAL ESTATE SECURITIES
                                                                            EMERGING MARKETS)

RISK ASSOCIATED WITH                       DESCRIPTION                            RELEVANT FUND
--------------------                       -----------                            -------------
-Value Stocks           Investments in value stocks are subject to risks    Equity Aggressive
                        that (i) their intrinsic values may never be        Strategy
                        realized by the market or (ii) such stock may       Aggressive Strategy
                        turn out not to have been undervalued.              Balanced Strategy
                                                                            Moderate Strategy
                                                                            (UNDERLYING FUNDS:
                                                                            DIVERSIFIED EQUITY
                                                                            SPECIAL GROWTH
                                                                            QUANTITATIVE EQUITY
                                                                            INTERNATIONAL SECURITIES)

-Growth Stocks          Growth company stocks may provide minimal           Equity Aggressive
                        dividends which could otherwise cushion stock       Strategy
                        prices in a market decline. The value of growth     Aggressive Strategy
                        company stocks may rise and fall significantly      Balanced Strategy
                        based, in part, on investors' perceptions of the    Moderate Strategy
                        company, rather than on fundamental analysis of
                        the stocks.                                         (UNDERLYING FUNDS:
                                                                            DIVERSIFIED EQUITY
                                                                            SPECIAL GROWTH
                                                                            INTERNATIONAL SECURITIES)

-Market-Oriented        Market-oriented investments are generally subject   Equity Aggressive
 Investments            to the risks associated with growth and value       Strategy
                        stocks.                                             Aggressive Strategy
                                                                            Balanced Strategy
                                                                            Moderate Strategy
                                                                            (UNDERLYING FUNDS:
                                                                            DIVERSIFIED EQUITY
                                                                            SPECIAL GROWTH
                                                                            QUANTITATIVE EQUITY
                                                                            INTERNATIONAL SECURITIES)

RISK ASSOCIATED WITH                       DESCRIPTION                            RELEVANT FUND
--------------------                       -----------                            -------------
-Securities of small    Investments in smaller companies may involve        Equity Aggressive
 capitalization         greater risks because these companies generally     Strategy
 companies              have a limited track record. Smaller companies      Aggressive Strategy
                        often have narrower markets and more limited        Balanced Strategy
                        managerial and financial resources than larger,     Moderate Strategy
                        more established companies. As a result, their
                        performance can be more volatile, which may         (UNDERLYING FUND:
                        increase the volatility of a Fund's portfolio.      SPECIAL GROWTH)

FIXED-INCOME            Prices of fixed-income securities rise and fall     Balanced Strategy
SECURITIES              in response to interest rate changes. Generally,    Moderate Strategy
                        when interest rates rise, prices of fixed-income    Conservative Strategy
                        securities fall. The longer the duration of the
                        security, the more sensitive the security is to     (UNDERLYING FUNDS:
                        this risk. A 1% increase in interest rates would    DIVERSIFIED BOND
                        reduce the value of a $100 note by approximately    MULTISTRATEGY BOND
                        one dollar if it had a one-year duration, but       SHORT TERM BOND)
                        would reduce its value by approximately fifteen
                        dollars if it had a 15-year duration. There is
                        also a risk that one or more of the securities
                        will be downgraded in credit rating or go into
                        default. Lower-rated bonds generally have higher
                        credit risks.

-Non-investment grade   Although lower rated debt securities generally      Aggressive Strategy
 fixed-income           offer a higher yield than higher rated debt         Balanced Strategy
 securities             securities, they involve higher risks. They are
                        especially subject to:                              (UNDERLYING FUNDS:
                        -adverse changes in general economic conditions     MULTISTRATEGY BOND
                         and in the industries in which their issuers are   SHORT TERM BOND)
                         engaged,
                        -changes in the financial condition of their
                        issuers and
                        -price fluctuations in response to changes in
                         interest rates.
                        As a result, issuers of lower rated debt
                        securities are more likely than other issuers to
                        miss principal and interest payments or to
                        default which could result in a loss to a Fund.

RISK ASSOCIATED WITH                       DESCRIPTION                            RELEVANT FUND
--------------------                       -----------                            -------------
INTERNATIONAL           A Fund's return and net asset value may be          Equity Aggressive
SECURITIES              significantly affected by political or economic     Strategy
                        conditions and regulatory requirements in a         Aggressive Strategy
                        particular country. Foreign markets, economies      Balanced Strategy
                        and political systems may be less stable than US
                        markets, and changes in exchange rates of foreign   (UNDERLYING FUNDS:
                        currencies can affect the value of a Fund's         INTERNATIONAL SECURITIES
                        foreign assets. Foreign laws and accounting         MULTISTRATEGY BOND
                        standards typically are not as strict as they are   EMERGING MARKETS
                        in the US and there may be less public              SHORT TERM BOND)
                        information available about foreign companies.
                        Foreign securities markets may be less liquid and
                        have fewer transactions than US securities
                        markets. Additionally, international markets may
                        experience delays and disruptions in securities
                        settlement procedures for a Fund's portfolio
                        securities.

-Non-US debt            A Fund's foreign debt securities are typically      Aggressive Strategy
 securities             obligations of sovereign governments. These         Balanced Strategy
                        securities are particularly subject to a risk of
                        default from political instability.                 (UNDERLYING FUNDS:
                                                                            MULTISTRATEGY BOND
                                                                            SHORT TERM BOND)

-Emerging market        Investments in emerging or developing markets       (UNDERLYING FUND:
 countries              involve exposure to economic structures that are    EMERGING MARKETS)
                        generally less diverse and mature, and to
                        political systems which have less stability than
                        those of more developed countries. Emerging
                        market securities are subject to currency
                        transfer restrictions and may experience delays
                        and disruptions in securities settlement
                        procedures for the Fund's portfolio securities.

-Instruments of US      Non-US corporations and banks issuing dollar        Balanced Strategy
 and foreign banks      denominated instruments in the US are not           Moderate Strategy
 and branches and       necessarily subject to the same regulatory          Conservative Strategy
 foreign                requirements that apply to US corporations and
 corporations,          banks, such as accounting, auditing and             (UNDERLYING FUNDS:
 including Yankee       recordkeeping standards, the public availability    DIVERSIFIED BOND
 Bonds                  of information and, for banks, reserve              MULTISTRATEGY BOND
                        requirements, loan limitations and examinations.    SHORT TERM BOND)
                        This increases the possibility that a non-US
                        corporation or bank may become insolvent or
                        otherwise unable to fulfill its obligations on
                        these instruments.

RISK ASSOCIATED WITH                       DESCRIPTION                            RELEVANT FUND
--------------------                       -----------                            -------------
DERIVATIVES (E.G.       If a Fund incorrectly forecasts interest rates in   Balanced Strategy
FUTURES CONTRACTS,      using derivatives, the Fund could lose money.       Moderate Strategy
OPTIONS ON FUTURES,     Price movements of a futures contract, option or    Conservative Strategy
INTEREST RATE SWAPS)    structured note may not be identical to price
                        movements of portfolio securities or a securities   (UNDERLYING FUNDS:
                        index resulting in the risk that, when a Fund       DIVERSIFIED BOND
                        buys a futures contract or option as a hedge, the   MULTISTRATEGY BOND
                        hedge may not be completely effective.              SHORT TERM BOND)

REAL ESTATE             Just as real estate values go up and down, the      (UNDERLYING FUND:
SECURITIES              value of the securities of companies involved in    REAL ESTATE SECURITIES)
                        the industry, and in which a Fund invests, also
                        fluctuates. A Fund that invests in real estate
                        securities is also subject to the risks
                        associated with direct ownership of real estate.
                        Additional risks include declines in the value of
                        real estate, changes in general and local
                        economic conditions, increases in property taxes
                        and changes in tax laws and interest rates. The
                        value of securities of companies that service the
                        real estate industry may also be affected by such
                        risks.

-REITs                  REITs may be affected by changes in the value of    (UNDERLYING FUND:
                        the underlying properties owned by the REITs and    REAL ESTATE SECURITIES)
                        by the quality of any credit extended. Moreover,
                        the underlying portfolios of REITs may not be
                        diversified, and therefore are subject to the
                        risk of financing a single or a limited number of
                        projects. REITs are also dependent upon
                        management skills and are subject to heavy cash
                        flow dependency, defaults by borrowers,
                        self-liquidation and the possibility of failing
                        either to qualify for tax-free pass through of
                        income under federal tax laws or to maintain
                        their exemption from certain federal securities
                        laws.

MUNICIPAL OBLIGATIONS   Municipal obligations are affected by economic,     Balanced Strategy
                        business or political developments. These           Moderate Strategy
                        securities may be subject to provisions of          Conservative Strategy
                        litigation, bankruptcy and other laws affecting
                        the rights and remedies of creditors, or may        (UNDERLYING FUNDS:
                        become subject to future laws extending the time    DIVERSIFIED BOND
                        for payment of principal and/or interest, or        MULTISTRATEGY BOND
                        limiting the rights of municipalities to levy       SHORT TERM BOND)
                        taxes.

RISK ASSOCIATED WITH                       DESCRIPTION                            RELEVANT FUND
--------------------                       -----------                            -------------
REPURCHASE AGREEMENTS   Under a repurchase agreement, a bank or broker      (UNDERLYING FUNDS:
                        sells securities to a Fund and agrees to            DIVERSIFIED BOND
                        repurchase them at the Fund's cost plus interest.   SHORT TERM BOND
                        If the value of the securities declines and the     MULTISTRATEGY BOND)
                        bank or broker defaults on its repurchase
                        obligation, a Fund could incur a loss.

EXPOSING LIQUIDITY      By exposing its liquidity reserves to the equity    All Funds
RESERVES TO EQUITY      market principally by use of equity futures, a
MARKETS                 Fund's performance tends to correlate more          (UNDERLYING FUNDS:
                        closely to the performance of the market as a       DIVERSIFIED EQUITY
                        whole. Although this increases a Fund's             SPECIAL GROWTH
                        performance if equity markets rise, it reduces a    QUANTITATIVE EQUITY
                        Fund's performance if equity markets decline.       INTERNATIONAL SECURITIES
                                                                            REAL ESTATE SECURITIES)

SECURITIES LENDING      If a borrower of a Fund's securities fails          (ALL UNDERLYING FUNDS)
                        financially, the Fund's recovery of the loaned
                        securities may be delayed or the Fund may lose
                        its rights to the collateral which could result
                        in a loss to a Fund.

                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS


    Each LifePoints Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each LifePoints Fund on a quarterly basis, with payment being made in April, July, October and December.



CAPITAL GAINS DISTRIBUTIONS



    The Board intends to declare capital gain distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a LifePoints Fund as of October 31 of the current fiscal year. A LifePoints Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November, or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.


    In addition, the LifePoints Funds receive capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, the LifePoints Funds may generate capital gains through rebalancing the portfolios to meet the LifePoints Funds' allocation percentages.

BUYING A DIVIDEND


    If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a LifePoints Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.


AUTOMATIC REINVESTMENT


    Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional shares of the appropriate LifePoints Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the LifePoints Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.

                                     TAXES


    In general, distributions from a LifePoints Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the LifePoints Fund or receive them in cash. Any long-term capital gains distributed by a LifePoints Fund are taxable to you as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


    When you sell or exchange your shares of a LifePoints Fund, you may have a capital gain or loss. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.


    The LifePoints Funds make no representation as to the amount or variability of each Funds capital gain distributions which may vary as a function of several variables including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders redemption patterns and Fund cash equitization activity.



    LifePoints Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences in holding shares of a LifePoints Fund.


    By law, a LifePoints Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the LifePoints Fund to do so.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A LIFEPOINTS FUND.


    Additional information on these and other tax matters relating to the LifePoints Funds and their shareholders is included in the section entitled "Taxes" in the LifePoints Funds' Statement of Additional Information.


                       HOW NET ASSET VALUE IS DETERMINED

NET ASSET VALUE PER SHARE


    The net asset value per share is calculated for Shares of each class of each LifePoints Fund on each business day on which Shares are offered or redemption orders are tendered. For all LifePoints Funds, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays or Good Friday. All Underlying Funds and LifePoints Funds determine net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The determination is made by appraising each LifePoints Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying
Fund).

VALUATION OF PORTFOLIO SECURITIES


    Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a LifePoints Fund that invests in an Underlying Fund, such as the International Securities Fund, that holds portfolio securities listed primarily on foreign exchanges, the net asset value of both that Underlying Fund's and that LifePoints Fund's Shares may change on a day when you will not be able to purchase or redeem LifePoints Fund Shares. This is because the value of those portfolio securities may change on weekends or other days when the LifePoints Fund does not price its shares.


                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS


    The LifePoints Funds offer multiple classes of Shares: Class C Shares, Class D Shares, Class E Shares and Class S Shares.



        CLASS C SHARES participate in the Funds' Rule 12b-1 distribution plan and in the LifePoints Funds' shareholder services plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder services plan, the Class C Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class C Shares in the LifePoints Funds, and the distribution fee may cost an investor more than paying other types of sales charges.



        CLASS D SHARES participate in the Funds' Rule 12b-1 distribution plan and in the LifePoints Funds' shareholder services plan. Under the distribution plan, the Class D shares pay distribution fees of 0.25% annually for the sale and distribution of Class D Shares. Under the shareholder services plan, the Class D Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class D shareholders. Because both of these fees are paid out of the Class D Share assets on an ongoing basis, over time these fees will increase the cost of a Class D share investment in the LifePoints Funds, and the distribution fee may cost an investor more than paying other types of sales charges.



        CLASS E SHARES participate in the Funds' shareholder services plan. Under the shareholder services plan, the Class E Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder services fees are paid out of the Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the LifePoints Funds.



        CLASS S SHARES do not participate in either the Funds' distribution plan or the Funds' shareholder services plan.

                             HOW TO PURCHASE SHARES



    LifePoints Funds are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.



    For Class C Shares, there is a $1,000 required minimum investment for each account in each LifePoints Fund. Each LifePoints Fund reserves the right to change the categories of investors eligible to purchase its shares or the required minimum investment amount. You may be eligible to purchase Shares of the LifePoints Funds if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the LifePoints Funds' Statement of Additional Information.



    Financial Intermediaries may charge their customers a fee for providing investment-related services. Financial Intermediaries that maintain omnibus accounts with the Funds may receive administrative fees from the Funds or their transfer agent. Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation with respect to Class C Shares of the LifePoints Funds.


PAYING FOR SHARES


    You may purchase Shares of the LifePoints Funds through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per share calculated after the LifePoints Funds' receive your order in proper form (defined in the "Written Instructions" section), and accept the order.


    All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." The LifePoints Funds reserve the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. You will be responsible for any resulting loss to the Funds. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

OFFERING DATES AND TIMES


    Orders must be received by the LifePoints Funds prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when LifePoints Fund shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.

ORDER AND PAYMENT PROCEDURES


    Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed Application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.


BY MAIL

    For new accounts, please mail the completed Application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to the LifePoints Funds' Transfer Agent. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Third party checks will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

BY FEDERAL FUNDS WIRE

    You can pay for orders by wiring federal funds to the LifePoints Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

BY AUTOMATED CLEARING HOUSE ("ACH")

    You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.

AUTOMATED INVESTMENT PROGRAM


    You can make regular investments (minimum $50) in the LifePoints Funds in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each LifePoints Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.



THREE-DAY SETTLEMENT PROGRAM



    The LifePoints Funds will accept orders at the next computed net asset value through Financial Intermediaries to purchase Shares of the LifePoints Funds for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the program and agreed in writing to indemnify the LifePoints Funds against any losses resulting from non-receipt of payment.

                               EXCHANGE PRIVILEGE

BY MAIL OR TELEPHONE


    Through your Financial Intermediary, you may exchange Shares of any LifePoints Fund you own for shares of any other LifePoints Fund offered by this Prospectus on the basis of the current net asset value per share at the time of the exchange. Shares of a LifePoints Fund offered by this Prospectus may only be exchanged for shares of a fund offered by FRIC through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other funds, contact your Financial Intermediary.



    Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing to your Financial Intermediary.



    An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. The Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after the Funds received the exchange request in good order.


IN-KIND EXCHANGE OF SECURITIES


    FRIMCo, in its capacity as the LifePoints Funds' investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the applicable LifePoints Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.


    Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss for federal income tax purposes on the exchange. If you are contemplating an in-kind exchange you should consult your tax adviser.


    The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a LifePoints Fund will be valued in the same way the LifePoints Fund values its assets. Any interest earned on the securities following their delivery to the LifePoints Funds and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the LifePoints Fund, along with the securities. Please contact your Financial Intermediary for further information.

                              HOW TO REDEEM SHARES

    Shares of the LifePoints Funds may be redeemed through your Financial Intermediary on any business day the LifePoints Funds are open at the next net asset value per share calculated after the Funds' Transfer Agent receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

REDEMPTION DATES AND TIMES


    Redemption requests must be placed through a Financial Intermediary and received by the LifePoints Funds prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when LifePoints Fund shares are offered, or through the Systematic Withdrawal Program described below.


BY MAIL OR TELEPHONE

    You may redeem your shares by calling or writing to your Financial Intermediary. Written requests to sell shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

SYSTEMATIC WITHDRAWAL PROGRAM


    The LifePoints Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your shares under a systematic withdrawal program, it is a taxable transaction.


    You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

ACCOUNTS IN STREET NAME


    Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold LifePoints Fund shares through a brokerage account, employee benefit plan or bank trust fund, the LifePoints Funds may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your LifePoints Fund shares are held in an omnibus account.

                         PAYMENT OF REDEMPTION PROCEEDS

BY CHECK


    When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the LifePoints Funds receive a redemption request in proper form.


BY WIRE

    If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after the LifePoints Funds receive your redemption request. The LifePoints Funds may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                              WRITTEN INSTRUCTIONS

    PROPER FORM: Written instructions must be in proper form. They must include:

        A description of the request

        The name of the Fund(s)

        The class of shares, if applicable

        The account number(s)

        The amount of money or number of shares being purchased, exchanged,
    transferred or         redeemed

        The name(s) on the account(s)

        The signature(s) of all registered account owners

        For exchanges, the name of the Fund you are exchanging into

        Your daytime telephone number

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE


ACCOUNT TYPE                             REQUIREMENTS FOR WRITTEN REQUESTS
Individual, Joint Tenants, Tenants in    Written instructions must be signed by each
Common                                   shareholder, exactly as the names appear in the
                                         account registration.

UGMA or UTMA (custodial accounts for     Written instructions must be signed by the
minors)                                  custodian in his/her capacity as it appears in
                                         the account registration.

Corporation, Association                 Written instructions must be signed by authorized
                                         person(s), stating his/her capacity as indicated
                                         by the corporate resolution to act on the account
                                         and a copy of the corporate resolution, certified
                                         within the past 90 days, authorizing the signer
                                         to act.

Estate, Trust, Pension, Profit Sharing   Written instructions must be signed by all
Plan                                     trustees. If the name of the trustee(s) does not
                                         appear in the account registration, please
                                         provide a copy of the trust document certified
                                         within the last 60 days.

Joint tenancy shareholders whose         Written instructions must by signed by the
co-tenants are deceased                  surviving tenant(s). A certified copy of the
                                         death certificate must accompany the request.


SIGNATURE GUARANTEE

    The LifePoints Funds reserve the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.

                                ACCOUNT POLICIES

THIRD PARTY TRANSACTIONS


    If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.


REDEMPTION IN-KIND

    A Fund may pay for any portion of the redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

STALE CHECKS



    For the protection of shareholders and the LifePoints Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. The LifePoints Funds have adopted procedures described in the statement of additional information regarding the treatment of stale checks, or you may contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS



    The following financial highlights tables are intended to help you understand the LifePoints Funds' financial performance for the past 5 years (or, if a LifePoints Fund or Class has not been in operation for 5 years, since the beginning of operations for that LifePoints Fund or Class). Certain information reflects financial results for a single LifePoints Fund share throughout each year or period ended December 31. The total returns in the table represent how much your investment in a LifePoints Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the LifePoints Fund's financial statements, are included in the Funds' annual reports, which are available upon request. The information in the tables below represents the financial highlights for each of the LifePoints Fund's Class C Shares for the periods shown.



CONSERVATIVE STRATEGY FUND--CLASS C
                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 10.26
                                                              -------
INCOME FROM OPERATIONS
  Net investment income (a)(d)..............................      .43
  Net realized and unrealized gain (loss)...................      .04
                                                              -------
    Total income from operations............................      .47
                                                              -------
DISTRIBUTIONS
  From net investment income................................     (.56)
  From net realized gain....................................     (.05)
                                                              -------
    Total distributions.....................................     (.61)
                                                              -------
NET ASSET VALUE, END OF PERIOD..............................  $ 10.12
                                                              =======
TOTAL RETURN (%)(b).........................................     4.67
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    1,697
    Ratios to average net assets (%):.......................
    Operating expenses, net (c).............................     1.00
    Operating expenses, gross (c)...........................     1.25
    Net investment income (b)...............................     4.77
  Portfolio turnover rate (%)...............................   125.01


------------------------


*   For the period February 11, 1999 (commencement of sale) to December 31,
    1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.



(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

MODERATE STRATEGY FUND--CLASS C
                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 10.15
                                                              -------
INCOME FROM OPERATIONS
  Net investment income (a)(d)..............................      .32
  Net realized and unrealized gain (loss)...................      .48
                                                              -------
    Total income from operations............................      .80
                                                              -------
DISTRIBUTIONS
  From net investment income................................     (.40)
  From net realized gain....................................     (.09)
                                                              -------
    Total distributions.....................................     (.49)
                                                              -------
NET ASSET VALUE, END OF PERIOD..............................  $ 10.46
                                                              =======
TOTAL RETURN (%)(b).........................................     8.03
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    4,139
    Ratios to average net assets (%):
    Operating expenses, net (c).............................     1.00
    Operating expenses, gross (c)...........................     1.25
    Net investment income (b)...............................     3.35
  Portfolio turnover rate (%)...............................   120.04


------------------------


*   For the period February 11, 1999 (commencement of sale) to December 31,
    1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.



(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

BALANCED STRATEGY FUND--CLASS C
                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 10.26
                                                              -------
INCOME FROM OPERATIONS
  Net investment income (a)(d)..............................      .25
  Net realized and unrealized gain (loss)...................      .70
                                                              -------
    Total income from operations............................      .95
                                                              -------
DISTRIBUTIONS
  From net investment income................................     (.37)
  From net realized gain....................................     (.12)
                                                              -------
    Total distributions.....................................     (.49)
                                                              -------
NET ASSET VALUE, END OF PERIOD..............................  $ 10.72
                                                              =======
TOTAL RETURN (%)(b).........................................     9.53
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................   39,325
    Ratios to average net assets (%):
    Operating expenses, net (c).............................     1.00
    Operating expenses, gross (c)...........................     1.25
    Net investment income (b)...............................     2.96
  Portfolio turnover rate (%)...............................    64.63


------------------------


*   For the period January 29, 1999 (commencement of sale) to December 31, 1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.



(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

AGGRESSIVE STRATEGY FUND--CLASS C
                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 10.11
                                                              -------
INCOME FROM OPERATIONS
  Net investment income (a)(d)..............................      .13
  Net realized and unrealized gain (loss)...................     1.36
                                                              -------
    Total income from operations............................     1.49
                                                              -------
DISTRIBUTIONS
  From net investment income................................     (.29)
    From net realized gain..................................     (.16)
                                                              -------
    Total distributions.....................................     (.45)
                                                              -------
NET ASSET VALUE, END OF PERIOD..............................  $ 11.15
                                                              =======
TOTAL RETURN (%)(b).........................................    15.21
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................   29,365
    Ratios to average net assets (%):
    Operating expenses, net (c).............................     1.00
    Operating expenses, gross (c)...........................     1.25
    Net investment income (b)...............................     1.50
  Portfolio turnover rate (%)...............................    71.44


------------------------


*   For the period January 29, 1999 (commencement of sale) to December 31, 1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.



(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

EQUITY AGGRESSIVE STRATEGY FUND--CLASS C
                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $  9.80
                                                              -------
INCOME FROM OPERATIONS
  Net investment income (a)(d)..............................      .06
  Net realized and unrealized gain (loss)...................     1.98
                                                              -------
    Total income from operations............................     2.04
                                                              -------
DISTRIBUTIONS
  From net investment income................................     (.30)
  From net realized gain....................................     (.16)
                                                              -------
    Total distributions.....................................     (.46)
                                                              -------
NET ASSET VALUE, END OF PERIOD..............................  $ 11.38
                                                              =======
TOTAL RETURN (%)(b).........................................    21.26
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................   15,860
    Ratios to average net assets (%):
    Operating expenses, net (c).............................     1.00
    Operating expenses, gross (c)...........................     1.25
    Net investment income (b)...............................      .59
  Portfolio turnover rate (%)...............................    76.20


------------------------


*   For the period February 11, 1999 (commencement of sale) to December 31,
    1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.



(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

                           MONEY MANAGER INFORMATION


    The money managers have no affiliations with the LifePoints Funds or the LifePoints Funds' service providers other than their management of Underlying Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Funds in FRIC, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.


    This section identifies the money managers for the Underlying Funds in which the LifePoints Funds invest.

                            DIVERSIFIED EQUITY FUND

    ALLIANCE CAPITAL MANAGEMENT L.P., US Bank Place, 601 2nd Ave. South, Suite
       5000, Minneapolis, MN 55402-4322.


    BARCLAYS GLOBAL FUND ADVISORS, 45 Fremont Street, 17th Floor, San Francisco,
       CA 94105.



    EQUINOX CAPITAL MANAGEMENT, LLC, 590 Madison Avenue, 41st Floor, New York,
       NY 10022.



    JACOBS LEVY EQUITY MANAGEMENT, INC., 280 Corporate Center, 3 ADP Boulevard,
       Roseland, NJ 07068.



    MARSICO CAPITAL MANAGEMENT COMPANY, LLC, 1200 17th Street, Suite 1300,
       Denver, CO 80202.


    PEACHTREE ASSET MANAGEMENT, One Peachtree Center, Suite 4500, 303 Peachtree
       Street N.E., Atlanta, GA 30308.


    SANFORD C. BERNSTEIN & CO., INC., 767 Fifth Avenue, 21st Floor, New York, NY
       10153-0185.



    STRONG CAPITAL MANAGEMENT, INC., 100 Heritage Reserve, Menomonee Falls, WI
       53051.



    SUFFOLK CAPITAL MANAGEMENT, INC., 1633 Broadway, 40th Floor, New York, NY
       10019.



    TURNER INVESTMENT PARTNERS INC., 1235 Westlakes Drive, Suite 350, Berwyn, PA
       19312.


    WESTPEAK INVESTMENT ADVISORS, L.P., 1011 Walnut Street, Suite 400, Boulder,
       CO 80302.

                              SPECIAL GROWTH FUND


    CAPITALWORKS INVESTMENT PARTNERS, LLC, 401 West "A" Street, Suite 1675, San
       Diego, CA 92101.


    DELPHI MANAGEMENT, INC., 50 Rowes Wharf, Suite 440, Boston, MA 02110.


    FIDUCIARY TRUST COMPANY INTERNATIONAL, INC., 2 World Trade Center, New York,
       NY 10048-0772.


    GLOBEFLEX CAPITAL, L.P., 4365 Executive Drive, Suite 720, San Diego, CA
       92121.


    JACOBS LEVY EQUITY MANAGEMENT, INC., See: Diversified Equity Fund.



    SIRACH CAPITAL MANAGEMENT, INC., One Union Square, Suite 3323, 600
       University Street, Seattle, WA 98101.

    WESTPEAK INVESTMENT ADVISORS, L.P. See: Diversified Equity Fund.

                            QUANTITATIVE EQUITY FUND


    BARCLAYS GLOBAL FUND ADVISORS, See: Diversified Equity Fund.


    FRANKLIN PORTFOLIO ASSOCIATES LLC, Two International Place, 22nd Floor,
       Boston, MA 02110-4104.

    J.P. MORGAN INVESTMENT MANAGEMENT, INC., 522 Fifth Ave., 6th Floor, New
       York, NY 10036.

    JACOBS LEVY EQUITY MANAGEMENT, INC., See: Diversified Equity Fund.

                         INTERNATIONAL SECURITIES FUND


    DELAWARE INTERNATIONAL ADVISERS LTD., 80 Cheapside, 3rd Floor, London
       EC2V6EE England.



    FIDELITY MANAGEMENT TRUST COMPANY, 82 Devonshire Street, Boston, MA 02109.


    J.P. MORGAN INVESTMENT MANAGEMENT, INC., See: Quantitative Equity Fund.

    MASTHOLM ASSET MANAGEMENT, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue,
       WA 98004.


    MONTGOMERY ASSET MANAGEMENT, LLC, 101 California Street, 35th Floor, San
       Francisco, CA 94111



    OECHSLE INTERNATIONAL ADVISORS, LLC, One International Place, 23rd Floor,
       Boston, MA 02110.


    SANFORD C. BERNSTEIN & CO., INC., See: Diversified Equity Fund.

    THE BOSTON COMPANY ASSET MANAGEMENT, INC., One Boston Place, 14th Floor,
       Boston, MA 02108-4402.

                             EMERGING MARKETS FUND

    FOREIGN & COLONIAL EMERGING MARKETS LIMITED, Exchange House, Primrose
       Street, London, England EC2A 2NY.


    GENESIS ASSET MANAGERS LIMITED, 21 Knightsbridge, London SW1X 7LY England.



    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, 600 W. Broadway 29th Floor, San
       Diego, CA 92101.


    SANFORD C. BERNSTEIN & CO. INC., See: Diversified Equity Fund.


    SCHRODERS INVESTMENT MANAGEMENT NORTH AMERICA LIMITED, 31 Greshman Street,
       London EC2V 7QA England.


                          REAL ESTATE SECURITIES FUND


    AEW CAPITAL MANAGEMENT, L.P., 225 Franklin Street, Boston, MA 02110-2803.



    COHEN & STEERS CAPITAL MANAGEMENT, 757 Third Avenue, New York, NY 10017.



    SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP INCORPORATED, 11 South La
       Salle Street, 2nd Floor, Chicago, IL 60603.

                             DIVERSIFIED BOND FUND

    LINCOLN CAPITAL MANAGEMENT COMPANY, See: Diversified Equity Fund.


    PACIFIC INVESTMENT MANAGEMENT COMPANY, 840 Newport Center Drive, Suite 360,
       P.O. Box 6430, Newport Beach, CA 92658-6430.


    STANDISH, AYER & WOOD, INC., One Financial Center, Boston, MA 02111.

                            MULTISTRATEGY BOND FUND

    LAZARD ASSET MANAGEMENT, 30 Rockefeller Plaza, New York, NY 10112-6300.

    MILLER, ANDERSON & SHERRERD, LLP, One Tower Bridge, W. Conshohocken, PA
       19428.

    PACIFIC INVESTMENT MANAGEMENT COMPANY, See: Diversified Bond Fund.


    STANDISH, AYER & WOOD, INC., See: Diversified Bond Fund.


                              SHORT TERM BOND FUND


    BLACKROCK FINANCIAL MANAGEMENT, INC., 345 Park Ave., 29th Floor, New York,
       NY 10154.


    STANDISH, AYER & WOOD, INC., See: Diversified Bond Fund.


    STW FIXED INCOME MANAGEMENT LTD., 200 East Carrillo Street, Suite 100, Santa
       Barbara, CA 93101-2143.



    WHEN CONSIDERING AN INVESTMENT IN THE LIFEPOINTS FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE LIFEPOINTS FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE LIFEPOINTS FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE LIFEPOINTS FUNDS. THE LIFEPOINTS FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL LIFEPOINTS FUND SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE LIFEPOINTS FUNDS OR IN THE UNDERLYING FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the LifePoints Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the LifePoints Funds' investments is available in the LifePoints Funds' annual and semiannual reports to shareholders. In each LifePoints Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the LifePoints Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the LifePoints Funds.

The annual report for each LifePoints Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the
     LifePoints Funds at:
     Frank Russell Investment Company
     909 A Street
     Tacoma, WA  98402
     800-787-7354
     Fax: 253-591-3495
     Website: russell.com

You can review and copy information about the LifePoints Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330. You can obtain copies of this information upon paying a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Reports and other information about the LifePoints Funds are also available on the Commission's Internet website at sec.gov.

FRANK RUSSELL INVESTMENT COMPANY
Class C Shares:

  Conservative Strategy Fund
  Moderate Strategy Fund
  Balanced Strategy Fund
  Aggressive Strategy Fund
  Equity Aggressive Strategy Fund

                                   Distributor: Russell Fund Distributors, Inc.
                                                          SEC File No. 811-3153
                                                              36-08-066 (05/00)

[Russell LOGO]

LIFEPOINTS-REGISTERED TRADEMARK- FUNDS

FRANK RUSSELL INVESTMENT COMPANY

PROSPECTUS
CLASS D SHARES:

CONSERVATIVE STRATEGY FUND
MODERATE STRATEGY FUND
BALANCED STRATEGY FUND
AGGRESSIVE STRATEGY FUND
EQUITY AGGRESSIVE STRATEGY FUND

MAY 1, 2000





909 A STREET, TACOMA, WA  98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

[RUSSELL LOGO]

                               TABLE OF CONTENTS


Risk/Return Summary.........................................      3
    Investment Objective....................................      3
    Principal Investment Strategies.........................      4
    Principal Risks.........................................      5
    Performance.............................................      6
    Fees and Expenses.......................................     12
Summary Comparison of the Funds.............................     14
The Purpose of the Funds--Multi-Style, Multi-Manager
  Diversification...........................................     16
Management of the Underlying Funds and the LifePoints
  Funds.....................................................     17
The Money Managers for the Underlying Funds.................     20
Investment Objective and Principal Investment Strategies of
  the Underlying Funds......................................     21
Principal Risks.............................................     35
Dividends and Distributions.................................     41
Taxes.......................................................     42
How Net Asset Value Is Determined...........................     42
Distribution and Shareholder Servicing Arrangements.........     43
How to Purchase Shares......................................     44
Exchange Privilege..........................................     46
How to Redeem Shares........................................     47
Payment of Redemption Proceeds..............................     48
Written Instructions........................................     48
Account Policies............................................     49
Financial Highlights........................................     51
Money Manager Information...................................     56

                              RISK/RETURN SUMMARY

                              INVESTMENT OBJECTIVE


CONSERVATIVE              seeks to achieve moderate total rate of return through low
STRATEGY FUND             capital appreciation and reinvestment of a high level of
                          current income.

MODERATE STRATEGY         seeks to achieve moderate long-term capital appreciation
FUND                      with high current income, while recognizing the possibility of moderate fluctuations in year-to-year market values.

BALANCED STRATEGY         seeks to achieve a moderate level of current income and,
FUND                      over time, above-average capital appreciation with moderate risk.

AGGRESSIVE STRATEGY       seeks to achieve high, long-term capital appreciation with
FUND                      low current income, while recognizing the possibility of
                          substantial fluctuations in year-to-year market values.

EQUITY AGGRESSIVE         seeks to achieve high, long-term capital appreciation, while
STRATEGY FUND             recognizing the possibility of high fluctuations in
                          year-to-year market values.

                        PRINCIPAL INVESTMENT STRATEGIES


    Each of the Frank Russell Investment Company (FRIC) Funds described in this Prospectus (LifePoints Fund) is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC Funds (Underlying Funds). Each LifePoints Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds.


    Each LifePoints Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which each LifePoints Fund invests are shown in the table below and illustrated by pie charts appearing later in this Prospectus. The LifePoints Funds intend their strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.


                                                                                                 EQUITY
                                             CONSERVATIVE   MODERATE   BALANCED   AGGRESSIVE   AGGRESSIVE
                                               STRATEGY     STRATEGY   STRATEGY    STRATEGY     STRATEGY
UNDERLYING FUND                                  FUND         FUND       FUND        FUND         FUND
---------------                                  ----         ----       ----        ----         ----
Diversified Equity Fund....................        5%          11%        16%          21%          30%
Special Growth Fund........................       --            2%         5%          11%          10%
Quantitative Equity Fund...................        6%          11%        16%          21%          30%
International Securities Fund..............        5%           9%        14%          19%          20%
Diversified Bond Fund......................       18%          27%        25%          --           --
Short Term Bond Fund.......................       60%          33%        --           --           --
Multistrategy Bond Fund....................       --           --         16%          18%          --
Real Estate Securities Fund................        5%           5%         5%           5%           5%
Emerging Markets Fund......................        1%           2%         3%           5%           5%



    Each LifePoints Fund intends to be fully invested at all times. Although the LifePoints Funds, like all other mutual funds, maintain liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), the Funds expose these reserves to the performance of appropriate equity markets by investing in stock futures contracts. This causes the Funds to perform as though their cash reserves were actually invested in those markets. Additionally, the Funds invest their liquidity reserves in one or more FRIC money market funds.


    A LifePoints Fund can change the allocation of its assets among Underlying Funds at any time, if the LifePoints Funds' investment adviser, Frank Russell Investment Management Company (FRIMCo) believes that doing so would better enable the LifePoints Fund to pursue its investment objective. From time to time, each LifePoints Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each LifePoints Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the LifePoints Fund's investment objective. However, The LifePoints Funds expect that amounts they allocate to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.

DIVERSIFICATION

    Each LifePoints Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the LifePoints Funds invest is a diversified investment company.

                                PRINCIPAL RISKS

    You should consider the following factors before investing in the LifePoints
Funds:

    - An investment in the LifePoints Funds, like any investment, has risks. The value of each LifePoints Fund fluctuates, and you could lose money.

    - Since the assets of each LifePoints Fund is invested primarily in shares of the Underlying Funds, the investment performance of each LifePoints Fund is directly related to the investment performance of the Underlying Funds in which it invests.

    - The policy of each LifePoints Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, the LifePoints Funds may have less flexibility to invest than a mutual fund without such constraints.


    - A LifePoints Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities, fixed income securities, and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks".


    - An investment in any of the LifePoints Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


    - The officers, Trustees, and FRIMCo presently serve as officers, Trustees and investment manager of the Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the LifePoints Funds and to the Underlying Funds.

                                  PERFORMANCE


    The following bar charts illustrate the risks of investing in the LifePoints Funds by showing how the performance of each LifePoints Fund's Class D Shares varies over the life of each LifePoints Fund. The highest and lowest quarterly returns during the periods shown in the bar charts for the LifePoints Funds' Class D Shares are set forth below the bar charts.



    The tables accompanying the bar charts further illustrate the risks of investing in the LifePoints Funds by showing how each LifePoints Fund's average annual returns for one year and since the beginning of operations of such LifePoints Fund compare with the returns of certain indexes that measure broad market performance.



    Each LifePoints Fund first issued Class D Shares on March 24, 1998. Performance shown for Class D Shares prior to that date is the performance of the Class E Shares, and does not reflect deduction of the Rule 12b-1 distribution fees that apply to Class D Shares. Had it done so, the returns shown would have been lower.



    Past performance is no indication of future results.

--------------------------------------------------------------------------------


                           CONSERVATIVE STRATEGY FUND
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      ANNUAL TOTAL RETURNS CLASS D
1998                         7.70%
1999                         5.18%


 BEST QUARTER: 3.56% (1Q/98)
 WORST QUARTER: (0.86)% (3Q/98)



                                     ----------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURNS                            SINCE
                                     FOR THE PERIODS ENDED DECEMBER 31, 1999     1 YEAR    INCEPTION*
                                     ---------------------------------------     ------    ----------
                                     Conservative Strategy Fund Class D.......    5.18%       6.54%
                                     Merrill Lynch 1-2.99 Year Treasury
                                      Index**.................................    3.06        5.07
                                     Lehman Brothers Aggregate Bond Index.....   (0.82)       4.23
                                     Salomon Smith Barney 3-Month Treasury
                                      Bill Index..............................    4.74        6.49
                                     Conservative Strategy Composite Index#...    5.62        7.34
                                     ----------------------------------------------------------------


  ----------------------------


   *   Commenced operations on November 7, 1997.



   ** Prior to November 1, 1999, the comparative index for the Fund was the Salomon Smith Barney 3-month Treasury Bill Index. The Fund believes the Merrill Lynch 1-2.99 Year Treasury Index is more broadly representative of the securities and strategies likely to be employed by the Fund and provides more useful information as a comparative basis for evaluation of the Fund's performance.




# The Conservative Strategy Composite Index is comprised of the following indices: 60% Merrill Lynch 1-2.99 Year Treasury Index, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 1000-Registered Trademark- Index, 5% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index and 1% IFC Investable Composite Index.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                             MODERATE STRATEGY FUND
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      ANNUAL TOTAL RETURNS CLASS D
1998                        10.19%
1999                         8.40%


 BEST QUARTER: 6.73% (4Q/98)
 WORST QUARTER: (3.82)% (3Q/98)



                                     ----------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURNS                            SINCE
                                     FOR THE PERIODS ENDED DECEMBER 31, 1999     1 YEAR    INCEPTION*
                                     ---------------------------------------     ------    ----------
                                     Moderate Strategy Fund Class D...........    8.40%       8.08%
                                     Merrill Lynch 1-2.99 Year Treasury
                                      Index**.................................    3.06        5.22
                                     Lehman Brothers Aggregate Bond Index.....   (0.82)       4.73
                                     Russell 1000 Index.......................   20.91       22.61
                                     Salomon Smith Barney 3-Month Treasury
                                      Bill Index..............................    4.74        6.49
                                     Moderate Strategy Composite Index#.......    9.13        9.38
                                     ----------------------------------------------------------------


  ----------------------------


   *   Commenced operations by issuing Class E Shares on October 2, 1997.



   ** Prior to November 1, 1999, the comparative index for the Fund was the Salomon Smith Barney 3-month Treasury Bill Index. The Fund believes the Merrill Lynch 1-2.99 Year Treasury Index is more broadly representative of the securities and strategies likely to be employed by the Fund and provides more useful information as a comparative basis for evaluation of the Fund's performance.




#  The Moderate Strategy Composite Index is comprised of the following indices:
    33% Merrill Lynch 1-2.99 Year Treasury Index, 27% Lehman Brothers Aggregate Bond Index, 22% Russell 1000 Index, 9% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index, 2% Russell 2500-TM- Index and 2% IFC Investable Composite Index.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                             BALANCED STRATEGY FUND
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      ANNUAL TOTAL RETURNS CLASS D
1998                        11.66%
1999                        11.64%


 BEST QUARTER: 10.49% (4Q/98)
 WORST QUARTER: (7.20)% (3Q/98)



                                     ----------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURNS                            SINCE
                                     FOR THE PERIODS ENDED DECEMBER 31, 1999     1 YEAR    INCEPTION*
                                     ---------------------------------------     ------    ----------
                                     Balanced Strategy Fund Class D...........   11.64%      10.55%
                                     Lehman Brothers Aggregate Bond Index**...   (0.82)       4.73
                                     Russell 1000 Index.......................   20.91       22.61
                                     Salomon Smith Barney BMI Ex-US Index.....   28.73       15.90
                                     Salomon Smith Barney 3-Month Treasury
                                      Bill Index..............................    4.74        6.49
                                     Balanced Strategy Composite Index#.......   12.75       11.73
                                     ----------------------------------------------------------------


  ----------------------------

   *   Commenced operations by issuing Class E Shares on September 16, 1997.


   ** Prior to November 1, 1999, the comparative index for the Fund was the Salomon Smith Barney 3-Month Treasury Bill Index. The Fund believes the Lehman Brothers Aggregate Bond Index is more broadly representative of the securities and strategies likely to be employed by the Fund and provides more useful information as a comparative basis for evaluation of the Fund's performance.


   # The Balanced Strategy Composite Index is comprised of the following indices: 41% Lehman Brothers Aggregate Bond Index, 32% Russell 1000
      Index, 14% Salomon Smith Barney BMI Ex-US, 5% Russell 2500-TM- Index,
      5% NAREIT Equity REIT Index and 3% IFC Investable Composite Index.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                            AGGRESSIVE STRATEGY FUND
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      ANNUAL TOTAL RETURNS CLASS D
1998                        11.69%
1999                        17.69%


 BEST QUARTER: 14.33% (4Q/98)
 WORST QUARTER: (11.63)% (3Q/98)



                                     ----------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURNS                            SINCE
                                     FOR THE PERIODS ENDED DECEMBER 31, 1999     1 YEAR    INCEPTION*
                                     ---------------------------------------     ------    ----------
                                     Aggressive Strategy Fund Class D.........   17.69%      12.51%
                                     Russell 1000 Index**.....................   20.91       22.61
                                     Salomon Smith Barney BMI Ex-US Index.....   28.73       15.90
                                     Lehman Brothers Aggregate Bond Index.....   (0.82)       4.73
                                     Salomon Smith Barney 3-Month Treasury
                                      Bill Index..............................    4.74        6.49
                                     Aggressive Strategy Composite Index#.....   19.34       14.27
                                     ----------------------------------------------------------------


  ----------------------------


   *   Commenced operations by issuing Class E Shares on September 16, 1997.



   ** Prior to November 1, 1999, the comparative index for the Fund was the Salomon Smith Barney 3-month Treasury Bill Index. The Fund believes the Russell 1000 Index is more broadly representative of the securities and strategies likely to be employed by the Fund and provides more useful information as a comparative basis for evaluation of the Fund's performance.




# The Aggressive Strategy Composite Index is comprised of the following indices: 42% Russell 1000 Index, 19% Salomon Smith Barney BMI Ex-US, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 2500-TM- Index, 5% IFC Investable Composite Index and 5% NAREIT Equity REIT Index.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                        EQUITY AGGRESSIVE STRATEGY FUND
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      ANNUAL TOTAL RETURNS CLASS D
1998                        13.75%
1999                        21.58%


 BEST QUARTER: 17.51% (4Q/98)
 WORST QUARTER: (13.85)% (3Q/98)



                                     ----------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURNS                            SINCE
                                     FOR THE PERIODS ENDED DECEMBER 31, 1999     1 YEAR    INCEPTION*
                                     ---------------------------------------     ------    ----------
                                     Equity Aggressive Strategy Fund Class
                                      D.......................................   21.58%      14.21%
                                     Russell 1000-Registered Trademark-
                                      Index**.................................   20.91       22.61
                                     Salomon Smith Barney BMI Ex-US Index.....   28.73       15.90
                                     Salomon Smith Barney 3-Month Treasury
                                      Bill Index..............................    4.74        6.49
                                     Equity Aggressive Strategy Composite
                                      Index#..................................   23.58       17.36
                                     ----------------------------------------------------------------


  ----------------------------


   *   Commenced operations by issuing Class E Shares on September 30, 1997.



   ** Prior to November 1, 1999, the comparative index for the Fund was the Salomon Smith Barney 3-Month Treasury Bill Index. The Fund believes the Russell 1000 Index is more broadly representative of the securities and strategies likely to be employed by the Fund and provides more useful information as a comparative basis for evaluation of the Fund's performance.




# The Equity Aggressive Strategy Composite Index is comprised of the following indices: 60% Russell 1000 Index, 20% Salomon Smith Barney BMI Ex-US, 10% Russell 2500-TM- Index, 5% IFC Investable Composite Index and 5% NAREIT Equity REIT Index.


--------------------------------------------------------------------------------

                               FEES AND EXPENSES


    The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the LifePoints Funds.


                                SHAREHOLDER FEES
                    (FEE PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                           MAXIMUM SALES
                                          MAXIMUM SALES                    CHARGE (LOAD)
                                          CHARGE (LOAD)      MAXIMUM        IMPOSED ON
                                           IMPOSED ON     DEFERRED SALES    REINVESTED     REDEMPTION   EXCHANGE
                                            PURCHASES     CHARGE (LOAD)      DIVIDENDS        FEES        FEES
                                            ---------     -------------      ---------     ----------   --------
All Funds, Class D......................      None             None            None           None        None


                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT WERE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)


                                                           OTHER EXPENSES     TOTAL GROSS                      TOTAL NET
                                                             (REFLECTING      ANNUAL FUND   EXPENSE WAIVERS   ANNUAL FUND
                               ADVISORY   DISTRIBUTION       SHAREHOLDER       OPERATING          AND          OPERATING
                                 FEE      (12B-1) FEES*   SERVICING FEES)**   EXPENSES**+   REIMBURSEMENTS#    EXPENSES
                                 ---      -------------   -----------------   -----------   ---------------    --------
CLASS D SHARES
Conservative Strategy Fund...    0.20%        0.25%             0.25%            0.70%           (0.20)%         0.50%
Moderate Strategy Fund.......    0.20%        0.25%             0.25%            0.70%           (0.20)%         0.50%
Balanced Strategy Fund.......    0.20%        0.25%             0.25%            0.70%           (0.20)%         0.50%
Aggressive Strategy Fund.....    0.20%        0.25%             0.25%            0.70%           (0.20)%         0.50%
Equity Aggressive Strategy
  Fund.......................    0.20%        0.25%             0.25%            0.70%           (0.20)%         0.50%


------------------------


* Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on all Class D Shares of the Funds as a group rather than on a per shareholder basis. Therefore, long-term shareholders of the Class D Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.



** The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables. For purposes of this table, Other Expenses for Class D reflects a shareholder services fee of up to 0.25% of average daily net assets.



# FRIMCo has contractually agreed to waive, at least through February 28, 2001, its 0.20% advisory fee for each LifePoints Fund. Certain LifePoints Funds operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.



+ If you purchase any class of Shares of a LifePoints Fund through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary which, in turn, may pay fees to FRIMCo for services FRIMCo provides to the Financial Intermediary. You should contact your financial intermediary for information concerning what additional fees, if any, will be charged.

DIRECT EXPENSES



    No Lifepoints Fund will bear any direct operating expenses. Those operating expenses include those arising from accounting, administrative (FRIMCo has waived its receipt of administrative fees through November 30, 2000), custody, auditing, legal and transfer agent services. They do not include expenses attributable to advisory fees (which are currently waived by FRIMCo through February 28, 2001), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses, which will be borne by the LifePoints Funds or their appropriate classes of shares.



    A LifePoints Fund's direct operating expenses are borne either by the Underlying Funds in which the LifePoints Fund invests pursuant to Special Servicing Agreements or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through April 30, 2001 and may be renewed thereafter.



INDIRECT EXPENSES



    Shareholders in a LifePoints Fund bear indirectly the proportionate expenses of the Underlying Funds in which the LifePoints Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the LifePoints Funds may invest (based on information as of December 31, 1999). As explained at the beginning of this Prospectus, each LifePoints Fund intends to invest in some, but not all, of the Underlying Funds.



                                                             TOTAL NET OPERATING
UNDERLYING FUND (CLASS S SHARES)                               EXPENSE RATIOS
--------------------------------                               --------------
Diversified Equity Fund....................................          0.93%
Special Growth Fund........................................          1.24%
Quantitative Equity Fund...................................          0.93%
International Securities Fund..............................          1.30%
Diversified Bond Fund......................................          0.61%
Short Term Bond Fund.......................................          0.74%
Multistrategy Bond Fund....................................          0.86%
Real Estate Securities Fund................................          1.14%
Emerging Markets Fund......................................          1.91%



    Based on these expense ratios, the total direct and indirect operating expense ratios of each class of Shares of each LifePoints Fund (calculated as a percentage of average net assets) are expected to be as follows:



                                                              CLASS D
                                                              -------
Conservative Strategy.......................................    1.30%
Moderate Strategy...........................................    1.35%
Balanced Strategy...........................................    1.45%
Aggressive Strategy.........................................    1.58%
Equity Aggressive Strategy..................................    1.59%

    Each LifePoints Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of December 31, 1999. These total expense ratios may be higher or lower depending on the allocation of a LifePoints Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the LifePoints Funds.


EXAMPLE

    THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN EACH LIFEPOINTS FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.


    The example assumes that you invest $10,000 in a LifePoints Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same.


    Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
CLASS D:                                                 ------    -------    -------    --------
Conservative Strategy Fund............................    $132       $465       $821      $1,824
Moderate Strategy Fund................................     137        480        846       1,877
Balanced Strategy Fund................................     148        512        900       1,988
Aggressive Strategy Fund..............................     161        551        967       2,128
Equity Aggressive Strategy Fund.......................     162        554        972       2,138


                        SUMMARY COMPARISON OF THE FUNDS

    The investment objectives of the LifePoints Funds are summarized below in a chart that illustrates the degree to which each LifePoints Fund seeks to obtain capital appreciation, income, and stability of principal:


                                                      CAPITAL                  POSSIBILITY OF
                 LIFEPOINTS FUND                    APPRECIATION    INCOME      FLUCTUATION
--------------------------------------------------  ------------    ------      -----------
Conservative Strategy Fund........................  Low            High        Low
Moderate Strategy Fund............................  Moderate       High        Moderate
Balanced Strategy Fund............................  Moderate       Moderate    Moderate
Aggressive Strategy Fund..........................  High           Low         High
Equity Aggressive Strategy Fund...................  High           Low         High

    The allocation of each LifePoints Fund's investment in the Underlying Funds is illustrated in the following charts:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Equity           5%
Quantitative Equity          6%
International Securities     5%
Emerging Markets             1%
Real Estate Securities       5%
Diversified Bond            18%
Short Term Bond             60%
Conservative Strategy Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Equity      11%
Special Growth           2%
Quantitative Equity     11%
International
Securities               9%
Emerging Markets         2%
Real Estate Securities   5%
Diversified Bond        27%
Short Term Bond         33%
Moderate Strategy Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Equity      16%
Special Growth           5%
Quantitative Equity     16%
International
Securities              14%
Emerging Markets         3%
Real Estate Securities   5%
Diversified Bond        25%
Multistrategy Bond      16%
Balanced Strategy Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Equity        21%
Special Growth            11%
Quantitative Equity       21%
International Securities  19%
Emerging Markets           5%
Real Estate Securities     5%
Multistrategy Bond        18%
Aggressive Strategy Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Equity               30%
Special Growth                   10%
Quantitative Equity              30%
International Securities         20%
Emerging Markets                  5%
Real Estate Securities            5%
Equity Aggressive Strategy Fund

      THE PURPOSE OF THE FUNDS--MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

    The LifePoints Funds are offered through certain bank trust departments, registered investment advisers, broker-dealers and other financial services organizations that have been selected by the LifePoints Funds' adviser or distributor (Financial Intermediaries). The LifePoints Funds offer investors the opportunity to invest in a diversified mutual fund investment allocation program and are designed to provide a means for investors to use FRIMCo's and Frank Russell Company's (Russell) "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

    Three functions form the core of Russell's consulting services:

    - OBJECTIVE SETTING: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

    - ASSET ALLOCATION: Allocating a client's assets among different asset classes--such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate--in a way most likely to achieve the client's objectives and desired returns.

    - MONEY MANAGER RESEARCH: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

    When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns.

    The LifePoints Funds believe investors should seek to hold fully diversified portfolios that reflect both their own individual investment time horizons and their ability to accept risk. The LifePoints Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more of the Underlying Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

    Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

    Studies have shown that no one investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

    The LifePoints Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. The Underlying Funds in which the LifePoints Funds invest combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

    By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

    The LifePoints Funds have a greater potential than most mutual funds for diversification among investment styles and money managers since the LifePoints Funds invest in shares of several Underlying Funds. The LifePoints Funds were created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.


    The LifePoints Funds and Underlying Funds conduct their business through a number of service providers, who act on behalf of the Funds. FRIMCo, the Funds' administrator and investment adviser, performs the Funds' day to day corporate management and oversees the Funds' money managers. Each of the Underlying Funds' money managers makes all investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.


                       MANAGEMENT OF THE UNDERLYING FUNDS
                            AND THE LIFEPOINTS FUNDS


    The LifePoints Funds' investment adviser is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and manages over $17 billion in more than 30 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.



    Russell, which acts as consultant to the LifePoints Funds and the Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides the LifePoints Funds, the Underlying Funds and FRIMCo with the asset management consulting services that it provides to its other consulting clients. Neither the LifePoints Funds nor the Underlying Funds compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

    Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance corporation headquartered in Milwaukee, Wisconsin. It leads the US in both individual life insurance sold annually and individual life insurance in force.

    FRIMCo recommends money managers to the Underlying Funds, allocates Underlying Fund assets among them, oversees them, and evaluates their results. FRIMCo also oversees the management of the Underlying Funds' liquidity reserves. The Underlying Funds' money managers select the individual portfolio securities for the assets in the Underlying Funds assigned to them.


    James A. Jornlin is responsible for the day to day decisions regarding the investment and reinvestment of the LifePoints Funds within their target allocation strategy percentages. Mr. Jornlin also oversees certain other funds as described below.


    FRIMCo's officers and employees who oversee the money managers of the Underlying Funds are:

    - Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.


    - Mark D. Amberson, who has been a Portfolio Manager of FRIMCo since January 1998. From 1991 to 1997, Mr. Amberson was a Portfolio Manager in Russell's Money Market Trading Group. Mr. Amberson has, jointly with Mr. Burge, primary responsibility for management of the Fixed Income I, Diversified Bond, Short Term Bond, Fixed Income III, Tax Exempt Bond and Multistrategy Bond Funds.



    - Randal C. Burge, who has been Director of Global Fixed Income since January 2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia. Mr. Burge has, jointly with Mr. Amberson, primary responsibility for management of the Fixed Income I, Fixed Income III, Diversified Bond, Short Term Bond, Tax Exempt Bond and Multistrategy Bond Funds.



    - Jean Carter, who has been Director of Global Equities since January 2000. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.



    - Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates. Ms. Duncan has, jointly with Mr. Jornlin, primary responsibility for management of the International and International Securities Funds.



    - James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.



    - James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo. From 1991 to 1995, Mr. Jornlin was employed as a Senior Research Analyst with Russell. Mr. Jornlin has primary responsibility for management of the Tax-Managed Global Equity, Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds, has, jointly with Mr. Ogard, primary responsibility for the management of the Real Estate Securities

      Fund, has, jointly with Ms. Duncan, primary responsibility for the management of the International and International Securities Funds and has, jointly with Mr. Parish, primary responsibility for the management of the Emerging Markets Fund.



    - Eric W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000. Mr. Ogard has, jointly with Mr. Trittin and Mr. Tipple, primary responsibility for the management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds and has, jointly with Mr. Jornlin, primary responsibility for the management of the Real Estate Securities Fund.



    - Symon Parish, who has been an Associate Portfolio Manager of Frank Russell Company Limited, an affiliate of FRIMCo, since 1996. From 1994 to 1996, Mr. Parish was a client service executive in Russell's Auckland office. Mr. Parish has, jointly with Mr. Jornlin, primary responsibility for the Emerging Markets Fund.



    - Brian C. Tipple, who has been a Portfolio Manager of FRIMCo since July 1999. From 1991 to 1999, Mr. Tipple was a Client Executive with Frank Russell Trust Company. Mr. Tipple has, jointly with Mr. Ogard and Mr. Trittin, primary responsibility for the management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.



    - Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research Department with Russell. Mr. Trittin has, jointly with Mr. Ogard and Mr. Tipple, primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.



    FRIMCo receives an annual 0.20% advisory fee and an annual 0.05% administrative fee from each LifePoints Fund based on the average daily net assets of each LifePoints Fund. Those fees are payable to FRIMCo monthly on a pro rata basis. FRIMCo has voluntarily agreed to waive the advisory fee through February 28, 2001 and the administrative fee through November 30, 2000.



    In addition to the advisory and administrative fees payable by the LifePoints Funds, the LifePoints Funds will bear indirectly a proportionate share of operating expenses that include the advisory and administrative fees paid by the Underlying Funds in which they invest. While a shareholder of a LifePoints Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the respective LifePoints Fund. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Fund's money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses. The aggregate annual rate of the advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of the average daily net assets of each Underlying
Fund: Diversified Equity Fund 0.78%, Special Growth Fund 0.95%, Quantitative Equity Fund 0.78%, International Securities Fund 0.95%, Diversified Bond Fund 0.45%, Short Term Bond Fund 0.50%,
Multistrategy Bond Fund 0.65%, Real Estate Securities Fund 0.85% and Emerging Markets Fund 1.20%. Of this aggregate amount, 0.05% is attributable to administrative services.

                  THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

    Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Fund's Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Underlying Funds select money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in any Underlying Fund's selection or termination of a money manager.


    Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within the Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of the money managers' individual security selections.

                 INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT
                       STRATEGIES OF THE UNDERLYING FUNDS



    The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Statement of Additional Information as well as in the Prospectuses of the Underlying Funds. Because the LifePoints Funds invest in the Underlying Funds, investors of the LifePoints Funds will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each LifePoints Fund allocates to the Underlying Fund pursuing such policies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).


DIVERSIFIED EQUITY FUND
---------------------------


INVESTMENT           To provide income and capital growth by investing
OBJECTIVE            principally in equity securities.

PRINCIPAL            The Diversified Equity Fund invests primarily in common
INVESTMENT           stocks of medium and large capitalization companies most of
STRATEGIES           which are US-based.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial, and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector.

                     Additionally, the Fund is diversified by equity substyle.
                     For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more Frank Russell Investment
                     Company (FRIC) money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SPECIAL GROWTH FUND
------------------------


INVESTMENT           To maximize total return primarily through capital
OBJECTIVE            appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

PRINCIPAL            The Special Growth Fund invests primarily in common stocks
INVESTMENT           of small and medium capitalization companies most of which
STRATEGIES           are US based. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the
                     Russell 2000-Registered Trademark- Index.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The
                     Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


QUANTITATIVE EQUITY FUND
-----------------------------


INVESTMENT           To provide a total return greater than the total return of
OBJECTIVE            the US stock market (as measured by the Russell
                     1000-Registered Trademark- Index over a market cycle of four to six years) while maintaining volatility and
                     diversification similar to the Index.

PRINCIPAL            The Quantitative Equity Fund invests primarily in common
INVESTMENT           stocks of medium and large capitalization companies which
STRATEGIES           are predominately US based. The Fund generally pursues a
                     market-oriented style of security selection, which
                     incorporates both a growth style and a value style, based on quantitative investment models which are mathematical
                     formulas based on statistical analyses. This style
                     emphasizes investments in companies that appear to be
                     undervalued relative to their growth prospects.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000 Index. Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000 Index. Each money manager performs this process independently from each other money manager.

                     The Russell 1000 Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at December 31, 1999 had a capitalization of approximately $1.1 billion.

                     The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


INTERNATIONAL SECURITIES FUND
-----------------------------------


INVESTMENT           To provide favorable total return and additional
OBJECTIVE            diversification for US investors.

PRINCIPAL            The International Securities Fund invests primarily in
INVESTMENT           equity securities issued by companies domiciled outside the
STRATEGIES           US and in depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly
                     Europe and the Far East) to maintain a high degree of
                     diversification among countries and currencies. Because
                     international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their
                     investment portfolio's overall volatility by combining an
                     investment in this Fund with investments in US equities.

                     The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The
                     Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


DIVERSIFIED BOND FUND
-------------------------


INVESTMENT           To provide effective diversification against equities and a
OBJECTIVE            stable level of cash flow by investing in fixed-income
                     securities.

PRINCIPAL            The Diversified Bond Fund invests primarily in investment
INVESTMENT           grade fixed- income securities. In particular, the Fund
STRATEGIES           holds debt securities issued or guaranteed by the US
                     government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     From time to time, the Fund may invest in municipal debt
                     obligations.

                     The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was 5.0 years as of December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. In seeking investments that will produce cash flow, the Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps
                     (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. The
                     Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SHORT TERM BOND FUND
--------------------------


INVESTMENT           The preservation of capital and the generation of current
OBJECTIVE            income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility
                     characteristics.

PRINCIPAL            The Short Term Bond Fund invests primarily in fixed-income
INVESTMENT           securities. In particular, the Fund holds debt securities
STRATEGIES           issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective
                     agencies and instrumentalities. It also holds
                     mortgage-backed securities, including collateralized
                     mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     From time to time, the Fund may invest in municipal debt
                     obligations.

                     The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                     The average weighted duration of the Fund's portfolio typically ranges within 15% of the average weighted duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was
                     1.6 years on December 31, 1999, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes, as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury
                     Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps
                     (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. The
                     Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


MULTISTRATEGY BOND FUND
-----------------------------


INVESTMENT           To provide maximum total return, primarily through capital
OBJECTIVE            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from broad fixed-income market portfolios.

PRINCIPAL            The Multistrategy Bond Fund invests primarily in
INVESTMENT           fixed-income securities. In particular, the Fund holds debt
STRATEGIES           securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their
                     respective agencies and instrumentalities. It also holds
                     mortgage-backed securities, including collateralized
                     mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     From time to time, the Fund may invest in municipal debt
                     obligations.

                     The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by a Fund money manager to be of comparable quality. These securities are commonly referred to as "junk bonds."

                     The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was 5.0 years as of December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps
                     (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. The
                     Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


REAL ESTATE SECURITIES FUND
--------------------------------


INVESTMENT           To generate a high level of total return through above
OBJECTIVE            average current income while maintaining the potential for capital appreciation.

PRINCIPAL            The Fund seeks to achieve its objective by concentrating its
INVESTMENT           investments in equity securities of issuers whose value is
STRATEGIES           derived primarily from development, management and market
                     pricing of underlying real estate properties.

                     The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominately US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market Funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND
----------------------------


INVESTMENT           To provide maximum total return primarily through capital
OBJECTIVE            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from developed market
                     international portfolios by investing primarily in equity
                     securities.

PRINCIPAL            The Emerging Markets Fund will primarily invest in equity
INVESTMENT           securities of companies that are located in countries with
STRATEGIES           emerging markets or that derive a majority of their revenues from operations in such countries. These companies are
                     referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market" country is a
                     country having an economy and market that the World Bank or the United Nations consider to be emerging or developing.
                     These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.

                     The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                     The Fund invests in common stocks of Emerging Market
                     Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                     Some emerging markets countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but may include a further layering of expenses.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments (e.g., capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics). The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. A Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                PRINCIPAL RISKS


    The following table describes principal types of risks the LifePoints Funds are subject to, based on the investments made by the Underlying Funds, and lists next to each description the Underlying and LifePoints Funds most likely to be affected by the risk. Other Underlying and LifePoints Funds that are not listed may be subject to one or more of the risks, based on the allocation of assets among the Underlying Funds, but will not do so in a way that is expected to principally affect the performance of the LifePoints or Underlying Fund as a whole. Please refer to the LifePoints Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.



RISK ASSOCIATED WITH                       DESCRIPTION                            RELEVANT FUND
--------------------                       -----------                            -------------
MULTI-MANAGER           The investment styles employed by a Fund's money    All Funds
APPROACH                managers may not be complementary. The interplay
                        of the various strategies employed by a Fund's      (ALL UNDERLYING FUNDS)
                        multiple money managers may result in a Fund
                        holding a concentration of certain types of
                        securities. This concentration may be beneficial
                        or detrimental to a Fund's performance depending
                        upon the performance of those securities and the
                        overall economic environment. The multi-manager
                        approach could result in a high level of
                        portfolio turnover, resulting in higher Fund
                        brokerage expenses and increased tax liability
                        from a Fund's realization of capital gains.

EQUITY SECURITIES       The value of equity securities will rise and fall   Equity Aggressive
                        in response to the activities of the company that   Strategy
                        issued the stock, general market conditions         Aggressive Strategy
                        and/or economic conditions.                         Balanced Strategy
                                                                            Moderate Strategy

                                                                            (UNDERLYING FUNDS:
                                                                            DIVERSIFIED EQUITY
                                                                            SPECIAL GROWTH
                                                                            QUANTITATIVE EQUITY
                                                                            INTERNATIONAL SECURITIES
                                                                            REAL ESTATE SECURITIES
                                                                            EMERGING MARKETS)

RISK ASSOCIATED WITH                       DESCRIPTION                            RELEVANT FUND
--------------------                       -----------                            -------------
-Value Stocks           Investments in value stocks are subject to risks    Equity Aggressive
                        that (i) their intrinsic values may never be        Strategy
                        realized by the market or (ii) such stock may       Aggressive Strategy
                        turn out not to have been undervalued.              Balanced Strategy
                                                                            Moderate Strategy

                                                                            (UNDERLYING FUNDS:
                                                                            DIVERSIFIED EQUITY
                                                                            SPECIAL GROWTH
                                                                            QUANTITATIVE EQUITY
                                                                            INTERNATIONAL SECURITIES)

-Growth Stocks          Growth company stocks may provide minimal           Equity Aggressive
                        dividends which could otherwise cushion stock       Strategy
                        prices in a market decline. The value of growth     Aggressive Strategy
                        company stocks may rise and fall significantly      Balanced Strategy
                        based, in part, on investors' perceptions of the    Moderate Strategy
                        company, rather than on fundamental analysis of
                        the stocks.                                         (UNDERLYING FUNDS:
                                                                            DIVERSIFIED EQUITY
                                                                            SPECIAL GROWTH
                                                                            INTERNATIONAL SECURITIES)

-Market-Oriented        Market-oriented investments are generally subject   Equity Aggressive
 Investments            to the risks associated with growth and value       Strategy
                        stocks.                                             Aggressive Strategy
                                                                            Balanced Strategy
                                                                            Moderate Strategy

                                                                            (UNDERLYING FUNDS:
                                                                            DIVERSIFIED EQUITY
                                                                            SPECIAL GROWTH
                                                                            QUANTITATIVE EQUITY
                                                                            INTERNATIONAL SECURITIES)

RISK ASSOCIATED WITH                       DESCRIPTION                            RELEVANT FUND
--------------------                       -----------                            -------------
-Securities of small    Investments in smaller companies may involve        Equity Aggressive
 capitalization         greater risks because these companies generally     Strategy
 companies              have a limited track record. Smaller companies      Aggressive Strategy
                        often have narrower markets and more limited        Balanced Strategy
                        managerial and financial resources than larger,     Moderate Strategy
                        more established companies. As a result, their
                        performance can be more volatile, which may         (UNDERLYING FUND:
                        increase the volatility of a Fund's portfolio.      SPECIAL GROWTH)
FIXED-INCOME            Prices of fixed-income securities rise and fall     Balanced Strategy
SECURITIES              in response to interest rate changes. Generally,    Moderate Strategy
                        when interest rates rise, prices of fixed-income    Conservative Strategy
                        securities fall. The longer the duration of the
                        security, the more sensitive the security is to     (UNDERLYING FUNDS:
                        this risk. A 1% increase in interest rates would    DIVERSIFIED BOND
                        reduce the value of a $100 note by approximately    MULTISTRATEGY BOND
                        one dollar if it had a one-year duration, but       SHORT TERM BOND)
                        would reduce its value by approximately fifteen
                        dollars if it had a 15-year duration. There is
                        also a risk that one or more of the securities
                        will be downgraded in credit rating or go into
                        default. Lower-rated bonds generally have higher
                        credit risks.

-Non-investment grade   Although lower rated debt securities generally      Aggressive Strategy
 fixed-income           offer a higher yield than higher rated debt         Balanced Strategy
 securities             securities, they involve higher risks. They are
                        especially subject to:                              (UNDERLYING FUNDS:
                        -adverse changes in general economic conditions     MULTISTRATEGY BOND
                         and in the industries in which their issuers are   SHORT TERM BOND)
                         engaged,
                        -changes in the financial condition of their
                        issuers and
                        -price fluctuations in response to changes in
                         interest rates.
                        As a result, issuers of lower rated debt
                        securities are more likely than other issuers to
                        miss principal and interest payments or to
                        default which could result in a loss to a Fund.

RISK ASSOCIATED WITH                       DESCRIPTION                            RELEVANT FUND
--------------------                       -----------                            -------------
INTERNATIONAL           A Fund's return and net asset value may be          Equity Aggressive
SECURITIES              significantly affected by political or economic     Strategy
                        conditions and regulatory requirements in a         Aggressive Strategy
                        particular country. Foreign markets, economies      Balanced Strategy
                        and political systems may be less stable than US
                        markets, and changes in exchange rates of foreign   (UNDERLYING FUNDS:
                        currencies can affect the value of a Fund's         INTERNATIONAL SECURITIES
                        foreign assets. Foreign laws and accounting         MULTISTRATEGY BOND
                        standards typically are not as strict as they are   EMERGING MARKETS
                        in the US and there may be less public              SHORT TERM BOND)
                        information available about foreign companies.
                        Foreign securities markets may be less liquid and
                        have fewer transactions than US securities
                        markets. Additionally, international markets may
                        experience delays and disruptions in securities
                        settlement procedures for a Fund's portfolio
                        securities.

-Non-US debt            A Fund's foreign debt securities are typically      Aggressive Strategy
 securities             obligations of sovereign governments. These         Balanced Strategy
                        securities are particularly subject to a risk of
                        default from political instability.                 (UNDERLYING FUNDS:
                                                                            MULTISTRATEGY BOND
                                                                            SHORT TERM BOND)

-Emerging market        Investments in emerging or developing markets       (UNDERLYING FUND:
 countries              involve exposure to economic structures that are    EMERGING MARKETS)
                        generally less diverse and mature, and to
                        political systems which have less stability than
                        those of more developed countries. Emerging
                        market securities are subject to currency
                        transfer restrictions and may experience delays
                        and disruptions in securities settlement
                        procedures for the Fund's portfolio securities.

-Instruments of US      Non-US corporations and banks issuing dollar        Balanced Strategy
 and foreign banks      denominated instruments in the US are not           Moderate Strategy
 and branches and       necessarily subject to the same regulatory          Conservative Strategy
 foreign                requirements that apply to US corporations and
 corporations,          banks, such as accounting, auditing and             (UNDERLYING FUNDS:
 including Yankee       recordkeeping standards, the public availability    DIVERSIFIED BOND
 Bonds                  of information and, for banks, reserve              MULTISTRATEGY BOND
                        requirements, loan limitations and examinations.    SHORT TERM BOND)
                        This increases the possibility that a non-US
                        corporation or bank may become insolvent or
                        otherwise unable to fulfill its obligations on
                        these instruments.

RISK ASSOCIATED WITH                       DESCRIPTION                            RELEVANT FUND
--------------------                       -----------                            -------------
DERIVATIVES (E.G.       If a Fund incorrectly forecasts interest rates in   Balanced Strategy
FUTURES CONTRACTS,      using derivatives, the Fund could lose money.       Moderate Strategy
OPTIONS ON FUTURES,     Price movements of a futures contract, option or    Conservative Strategy
INTEREST RATE SWAPS)    structured note may not be identical to price
                        movements of portfolio securities or a securities   (UNDERLYING FUNDS:
                        index resulting in the risk that, when a Fund       DIVERSIFIED BOND
                        buys a futures contract or option as a hedge, the   MULTISTRATEGY BOND
                        hedge may not be completely effective.              SHORT TERM BOND)

REAL ESTATE             Just as real estate values go up and down, the      (UNDERLYING FUND:
SECURITIES              value of the securities of companies involved in    REAL ESTATE SECURITIES)
                        the industry, and in which a Fund invests, also
                        fluctuates. A Fund that invests in real estate
                        securities is also subject to the risks
                        associated with direct ownership of real estate.
                        Additional risks include declines in the value of
                        real estate, changes in general and local
                        economic conditions, increases in property taxes
                        and changes in tax laws and interest rates. The
                        value of securities of companies that service the
                        real estate industry may also be affected by such
                        risks.

-REITs                  REITs may be affected by changes in the value of    (UNDERLYING FUND:
                        the underlying properties owned by the REITs and    REAL ESTATE SECURITIES)
                        by the quality of any credit extended. Moreover,
                        the underlying portfolios of REITs may not be
                        diversified, and therefore are subject to the
                        risk of financing a single or a limited number of
                        projects. REITs are also dependent upon
                        management skills and are subject to heavy cash
                        flow dependency, defaults by borrowers,
                        self-liquidation and the possibility of failing
                        either to qualify for tax-free pass through of
                        income under federal tax laws or to maintain
                        their exemption from certain federal securities
                        laws.

MUNICIPAL OBLIGATIONS   Municipal obligations are affected by economic,     Balanced Strategy
                        business or political developments. These           Moderate Strategy
                        securities may be subject to provisions of          Conservative Strategy
                        litigation, bankruptcy and other laws affecting
                        the rights and remedies of creditors, or may        (UNDERLYING FUNDS:
                        become subject to future laws extending the time    DIVERSIFIED BOND
                        for payment of principal and/or interest, or        MULTISTRATEGY BOND
                        limiting the rights of municipalities to levy       SHORT TERM BOND)
                        taxes.

RISK ASSOCIATED WITH                       DESCRIPTION                            RELEVANT FUND
--------------------                       -----------                            -------------
REPURCHASE AGREEMENTS   Under a repurchase agreement, a bank or broker      (UNDERLYING FUNDS:
                        sells securities to a Fund and agrees to            DIVERSIFIED BOND
                        repurchase them at the Fund's cost plus interest.   SHORT TERM BOND
                        If the value of the securities declines and the     MULTISTRATEGY BOND)
                        bank or broker defaults on its repurchase
                        obligation, a Fund could incur a loss.

EXPOSING LIQUIDITY      By exposing its liquidity reserves to the equity    All Funds
RESERVES TO EQUITY      market principally by use of equity futures, a
MARKETS                 Fund's performance tends to correlate more          (UNDERLYING FUNDS:
                        closely to the performance of the market as a       DIVERSIFIED EQUITY
                        whole. Although this increases a Fund's             SPECIAL GROWTH
                        performance if equity markets rise, it reduces a    QUANTITATIVE EQUITY
                        Fund's performance if equity markets decline.       INTERNATIONAL SECURITIES
                                                                            REAL ESTATE SECURITIES)

SECURITIES LENDING      If a borrower of a Fund's securities fails          (ALL UNDERLYING FUNDS)
                        financially, the Fund's recovery of the loaned
                        securities may be delayed or the Fund may lose
                        its rights to the collateral which could result
                        in a loss to a Fund.

                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS


    Each LifePoints Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each LifePoints Fund on a quarterly basis, with payment being made in April, July, October and December.


CAPITAL GAINS DISTRIBUTIONS


    The Board intends to declare capital gain distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a LifePoints Fund as of October 31 of the current fiscal year. A LifePoints Fund may be required to make an additional distribution if necessary, in any year for operational or other reaons. Distributions that are declared in October, November, or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.


    In addition, the LifePoints Funds receive capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, the LifePoints Funds may generate capital gains through rebalancing the portfolios to meet the LifePoints Funds' allocation percentages.

BUYING A DIVIDEND


    If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a LifePoints Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.


AUTOMATIC REINVESTMENT


    Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional shares of the appropriate LifePoints Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the LifePoints Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.

                                     TAXES


    In general, distributions from a LifePoints Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the LifePoints Fund or receive them in cash. Any long-term capital gains distributed by a LifePoints Fund are taxable to you as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


    When you sell or exchange your shares of a LifePoints Fund, you may have a capital gain or loss. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.


    The LifePoints Funds make no representation as to the amount or variability of each Funds capital gain distributions which may vary as a function of several variables including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders redemption patterns and Fund cash equitization activity.


    LifePoints Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences in holding shares of a LifePoints Fund.


    By law, a LifePoints Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the LifePoints Fund to do so.


    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A LIFEPOINTS FUND.


    Additional information on these and other tax matters relating to the LifePoints Funds and their shareholders is included in the section entitled "Taxes" in the LifePoints Funds' Statement of Additional Information.


                       HOW NET ASSET VALUE IS DETERMINED

NET ASSET VALUE PER SHARE


    The net asset value per share is calculated for Shares of each class of each LifePoints Fund on each business day on which Shares are offered or redemption orders are tendered. For all LifePoints Funds, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays or Good Friday. All Underlying Funds and LifePoints Funds determine net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The determination is made by appraising each LifePoints Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying
Fund).

VALUATION OF PORTFOLIO SECURITIES


    Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a LifePoints Fund that invests in an Underlying Fund, such as the International Securities Fund, that holds portfolio securities listed primarily on foreign exchanges, the net asset value of both that Underlying Fund's and that LifePoints Fund's Shares may change on a day when you will not be able to purchase or redeem LifePoints Fund Shares. This is because the value of those portfolio securities may change on weekends or other days when the LifePoints Fund does not price its shares.


                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS


    The LifePoints Funds offer multiple classes of Shares: Class C Shares, Class D Shares, Class E Shares and Class S Shares.



        CLASS C SHARES participate in the Funds' Rule 12b-1 distribution plan and in the LifePoints Funds' shareholder services plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder services plan, the Class C Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class C Shares in the LifePoints Funds, and the distribution fee may cost an investor more than paying other types of sales charges.



        CLASS D SHARES participate in the Funds' Rule 12b-1 distribution plan and in the LifePoints Funds' shareholder services plan. Under the distribution plan, the Class D shares pay distribution fees of 0.25% annually for the sale and distribution of Class D Shares. Under the shareholder services plan, the Class D Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class D shareholders. Because both of these fees are paid out of the Class D Share assets on an ongoing basis, over time these fees will increase the cost of a Class D share investment in the LifePoints Funds, and the distribution fee may cost an investor more than paying other types of sales charges.



        CLASS E SHARES participate in the Funds' shareholder services plan. Under the shareholder services plan, the Class E Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder services fees are paid out of the Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the LifePoints Funds.



        CLASS S SHARES do not participate in either the Funds' distribution plan or the Funds' shareholder services plan.

                             HOW TO PURCHASE SHARES



    LifePoints Funds are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.



    For Class D Shares, there is a $250,000 required minimum investment for each account in each LifePoints Fund. Each LifePoints Fund reserves the right to change the categories of investors eligible to purchase its shares. You may be eligible to purchase Shares of the LifePoints Funds if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the LifePoints Funds' statement of additional information.



    Financial Intermediaries may charge their customers a fee for providing investment-related services. Financial Intermediaries that maintain omnibus accounts with the Funds may receive administrative fees from the Funds or their transfer agent. Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation with respect to Class D Shares of the LifePoints Funds.


PAYING FOR SHARES


    You may purchase Shares of the LifePoints Funds through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per share calculated after the LifePoints Funds' receive your order in proper form (defined in the "Written Instructions" section), and accept the order.


    All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." The LifePoints Funds reserve the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. You will be responsible for any resulting loss to the Funds. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

OFFERING DATES AND TIMES


    Orders must be received by the LifePoints Funds prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when LifePoints Fund shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.


ORDER AND PAYMENT PROCEDURES


    Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed Application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.


BY MAIL

    For new accounts, please mail the completed Application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to the LifePoints Funds' Transfer Agent. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Third party checks will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

BY FEDERAL FUNDS WIRE

    You can pay for orders by wiring federal funds to the LifePoints Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

BY AUTOMATED CLEARING HOUSE ("ACH")

    You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.

AUTOMATED INVESTMENT PROGRAM


    You can make regular investments (minimum $50) in the LifePoints Funds in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each LifePoints Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.



THREE-DAY SETTLEMENT PROGRAM



    The LifePoints Funds will accept orders at the next computed net asset value through Financial Intermediaries to purchase Shares of the LifePoints Funds for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the program and agreed in writing to indemnify the LifePoints Funds against any losses resulting from non-receipt of payment.

                               EXCHANGE PRIVILEGE

BY MAIL OR TELEPHONE


    Through your Financial Intermediary, you may exchange Shares of any LifePoints Fund you own for shares of any other LifePoints Fund offered by this Prospectus on the basis of the current net asset value per share at the time of the exchange. Shares of a LifePoints Fund offered by this Prospectus may only be exchanged for shares of a fund offered by FRIC through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other funds, contact your Financial Intermediary.



    Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing to your Financial Intermediary.



    An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. The Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after the Funds received the exchange request in good order.


IN-KIND EXCHANGE OF SECURITIES


    FRIMCo, in its capacity as the LifePoints Funds' investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the applicable LifePoints Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.


    Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss for federal income tax purposes on the exchange. If you are contemplating an in-kind exchange you should consult your tax adviser.


    The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a LifePoints Fund will be valued in the same way the LifePoints Fund values its assets. Any interest earned on the securities following their delivery to the LifePoints Funds and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the LifePoints Fund, along with the securities. Please contact your Financial Intermediary for further information.

                              HOW TO REDEEM SHARES

    Shares of the LifePoints Funds may be redeemed through your Financial Intermediary on any business day the LifePoints Funds are open at the next net asset value per share calculated after the Funds' Transfer Agent receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

REDEMPTION DATES AND TIMES


    Redemption requests must be placed through a Financial Intermediary and received by the LifePoints Funds prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when LifePoints Fund shares are offered, or through the Systematic Withdrawal Program described below.


BY MAIL OR TELEPHONE

    You may redeem your shares by calling or writing to your Financial Intermediary. Written requests to sell shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

SYSTEMATIC WITHDRAWAL PROGRAM


    The LifePoints Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your shares under a systematic withdrawal program, it is a taxable transaction.


    You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

ACCOUNTS IN STREET NAME


    Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold LifePoints Fund shares through a brokerage account, employee benefit plan or bank trust fund, the LifePoints Funds may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your LifePoints Fund shares are held in an omnibus account.

                         PAYMENT OF REDEMPTION PROCEEDS

BY CHECK


    When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the LifePoints Funds receive a redemption request in proper form.


BY WIRE

    If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after the LifePoints Funds receive your redemption request. The LifePoints Funds may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                              WRITTEN INSTRUCTIONS

    PROPER FORM: Written instructions must be in proper form. They must include:

        A description of the request

        The name of the Fund(s)

        The class of shares, if applicable

        The account number(s)

        The amount of money or number of shares being purchased, exchanged,
    transferred or         redeemed

        The name(s) on the account(s)

        The signature(s) of all registered account owners

        For exchanges, the name of the Fund you are exchanging into

        Your daytime telephone number

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE


ACCOUNT TYPE                             REQUIREMENTS FOR WRITTEN REQUESTS
Individual, Joint Tenants, Tenants in    Written instructions must be signed by each
Common                                   shareholder, exactly as the names appear in the
                                         account registration.

UGMA or UTMA (custodial accounts for     Written instructions must be signed by the
minors)                                  custodian in his/her capacity as it appears in
                                         the account registration.

Corporation, Association                 Written instructions must be signed by authorized
                                         person(s), stating his/her capacity as indicated
                                         by the corporate resolution to act on the account
                                         and a copy of the corporate resolution, certified
                                         within the past 90 days, authorizing the signer
                                         to act.

Estate, Trust, Pension, Profit Sharing   Written instructions must be signed by all
Plan                                     trustees. If the name of the trustee(s) does not
                                         appear in the account registration, please
                                         provide a copy of the trust document certified
                                         within the last 60 days.

Joint tenancy shareholders whose         Written instructions must by signed by the
co-tenants are deceased                  surviving tenant(s). A certified copy of the
                                         death certificate must accompany the request.


SIGNATURE GUARANTEE

    The LifePoints Funds reserve the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.

                                ACCOUNT POLICIES

THIRD PARTY TRANSACTIONS


    If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.


REDEMPTION IN-KIND

    A Fund may pay for any portion of the redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

STALE CHECKS



    For the protection of shareholders and the LifePoints Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. The LifePoints Funds have adopted procedures described in the statement of additional information regarding the treatment of stale checks, or you may contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS


    The following financial highlights tables are intended to help you understand the LifePoints Funds' financial performance for the past 5 years (or, if a LifePoints Fund or Class has not been in operation for 5 years, since the beginning of operations for that LifePoints Fund or Class). Certain information reflects financial results for a single LifePoints Fund share throughout each year or period ended December 31. The total returns in the table represent how much your investment in a LifePoints Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the LifePoints Fund's financial statements, are included in the Funds' annual reports, which are available upon request. The information in the tables below represents the financial highlights for each of LifePoints Fund's Class D Shares for the periods shown.



CONSERVATIVE STRATEGY FUND--CLASS D
                                                                  YEARS ENDED
                                                                 DECEMBER 31,
                                                              -------------------
                                                                1999      1998*
                                                              --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 10.25    $ 10.20
                                                              -------    -------
INCOME FROM OPERATIONS:
  Net investment income (a)(d)..............................      .44        .32
  Net realized and unrealized gain (loss)...................      .08        .06
                                                              -------    -------
    Total income from operations............................      .52        .38
                                                              -------    -------
DISTRIBUTIONS
  From net investment income................................     (.56)      (.33)
  From net realized gain....................................     (.05)        --
                                                              -------    -------
    Total distributions.....................................     (.61)      (.33)
                                                              -------    -------
NET ASSET VALUE, END OF PERIOD..............................  $ 10.16    $ 10.25
                                                              -------    -------
TOTAL RETURN (%)(b).........................................     5.18       3.77
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    1,001        618
    Ratios to average net assets (%):
    Operating expenses, net (c).............................      .50        .50
    Operating expenses, gross (c)...........................      .75       1.73
    Net investment income (b)...............................     4.24       3.09
  Portfolio turnover rate (%)...............................   125.01     169.79


------------------------


*   For the period March 24, 1998 (commencement of sale) to December 31, 1998.



(a) Average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for periods less than one year are annualized.



(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

MODERATE STRATEGY FUND--CLASS D
                                                                  YEARS ENDED
                                                                 DECEMBER 31,
                                                              -------------------
                                                                1999      1998*
                                                              --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 10.15    $ 10.18
                                                              -------    -------
INCOME FROM OPERATIONS
  Net investment income (a)(d)..............................      .33        .26
  Net realized and unrealized gain (loss)...................      .50        .09
                                                              -------    -------
    Total income from operations............................      .83        .35
                                                              -------    -------
DISTRIBUTIONS
  From net investment income................................     (.40)      (.37)
  From net realized gain....................................     (.09)      (.01)
                                                              -------    -------
    Total distributions.....................................     (.49)      (.38)
                                                              -------    -------
NET ASSET VALUE, END OF PERIOD..............................  $ 10.49    $ 10.15
                                                              =======    =======
TOTAL RETURN (%)(b).........................................     8.40       3.57
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    1,367      1,780
    Ratios to average net assets (%):
    Operating expenses, net (c).............................      .50        .50
    Operating expenses, gross (c)...........................      .75       1.01
    Net investment income (b)...............................     3.28       2.65
  Portfolio turnover rate (%)...............................   120.04     175.58


------------------------


*   For the period March 24, 1998 (commencement of sale) to December 31, 1998.



(a) Average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for periods less than one year are annualized.



(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

BALANCED STRATEGY FUND--CLASS D
                                                                  YEARS ENDED
                                                                 DECEMBER 31,
                                                              -------------------
                                                                1999      1998*
                                                              --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $10.13     $10.22
                                                               ------     ------
INCOME FROM OPERATIONS
  Net investment income (a)(d)..............................      .30        .24
  Net realized and unrealized gain (loss)...................      .84        .07
                                                               ------     ------
    Total income from operations............................     1.14        .31
                                                               ------     ------
DISTRIBUTIONS
  From net investment income................................     (.38)      (.37)
  From net realized gain....................................     (.12)      (.03)
                                                               ------     ------
    Total distributions.....................................     (.50)      (.40)
                                                               ------     ------
NET ASSET VALUE, END OF PERIOD..............................   $10.77     $10.13
                                                               ======     ======
TOTAL RETURN (%)(b).........................................    11.64       3.23
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    9,075      4,953
    Ratios to average net assets (%):
    Operating expenses, net (c).............................      .50        .50
    Operating expenses, gross (c)...........................      .75        .86
    Net investment income (b)...............................     3.07       2.46
  Portfolio turnover rate (%)...............................    64.63      78.85


------------------------


*   For the period March 24, 1998 (commencement of sale) to December 31, 1998.



(a) Average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for periods less than one year are annualized.



(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

AGGRESSIVE STRATEGY FUND--CLASS D
                                                                  YEARS ENDED
                                                                 DECEMBER 31,
                                                              -------------------
                                                                1999      1998*
                                                              --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $ 9.95     $10.09
                                                               ------     ------
INCOME FROM OPERATIONS
  Net investment income (a)(d)..............................      .15        .13
  Net realized and unrealized gain (loss)...................     1.57       (.05)
                                                               ------     ------
    Total income from operations............................     1.72        .08
                                                               ------     ------
DISTRIBUTIONS
  From net investment income................................     (.31)      (.21)
  From net realized gain....................................     (.16)      (.01)
                                                               ------     ------
    Total distributions.....................................     (.47)      (.22)
                                                               ------     ------
NET ASSET VALUE, END OF PERIOD..............................   $11.20     $ 9.95
                                                               ======     ======
TOTAL RETURN (%)(b).........................................    17.69        .96
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    6,096      3,649
    Ratios to average net assets (%):
    Operating expenses, net (c).............................      .50        .50
    Operating expenses, gross (c)...........................      .75        .93
    Net investment income (b)...............................     1.48       1.35
  Portfolio turnover rate (%)...............................    71.44      93.08


------------------------


*   For the period March 24, 1998 (commencement of sale) to December 31, 1998.



(a) Average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for the periods less than one year are annualized.



(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

EQUITY AGGRESSIVE STRATEGY FUND--CLASS D
                                                                  YEARS ENDED
                                                                 DECEMBER 31,
                                                              -------------------
                                                                1999      1998*
                                                              --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $ 9.81     $ 9.92
                                                               ------     ------
INCOME FROM OPERATIONS
  Net investment income (a)(d)..............................      .06        .01
  Net realized and unrealized gain (loss)...................     2.01        .10
                                                               ------     ------
    Total income from operations............................     2.07        .11
                                                               ------     ------
DISTRIBUTIONS
  From net investment income................................     (.29)      (.17)
  From net realized gain....................................     (.16)      (.05)
                                                               ------     ------
    Total Distributions.....................................     (.45)      (.22)
                                                               ------     ------
NET ASSET VALUE, END OF PERIOD..............................   $11.43     $ 9.81
                                                               ======     ======
TOTAL RETURN (%)(b).........................................    21.58       1.17
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    3,732      4,923
    Ratios to average net assets (%):
    Operating expenses, net (c).............................      .50        .50
    Operating expenses, gross (c)...........................      .75        .89
    Net investment income (b)...............................      .64        .01
  Portfolio turnover rate (%)...............................    76.20      73.95


------------------------


*   For the period March 24, 1998 (commencement of sale) to December 31, 1998.



(a) Average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for periods less than one year are annualized.



(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

                           MONEY MANAGER INFORMATION


    The money managers have no affiliations with the LifePoints Funds or the LifePoints Funds' service providers other than their management of Underlying Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Funds in FRIC, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.


    This section identifies the money managers for the Underlying Funds in which the LifePoints Funds invest.

                            DIVERSIFIED EQUITY FUND

    ALLIANCE CAPITAL MANAGEMENT L.P., US Bank Place, 601 2nd Ave. South, Suite
       5000, Minneapolis, MN 55402-4322.


    BARCLAYS GLOBAL FUND ADVISORS, 45 Fremont Street, 17th Floor, San Francisco,
       CA 94105.


    EQUINOX CAPITAL MANAGEMENT, INC., 590 Madison Avenue, 41st Floor, New York,
       NY 10022.


    JACOBS LEVY EQUITY MANAGEMENT, LLC, 280 Corporate Center, 3 ADP Boulevard,
       Roseland, NJ 07068.



    MARSICO CAPITAL MANAGEMENT COMPANY, LLC, 1200 17th Street, Suite 1300,
       Denver, CO 80202.


    PEACHTREE ASSET MANAGEMENT, One Peachtree Center, Suite 4500, 303 Peachtree
       Street N.E., Atlanta, GA 30308.


    SANFORD C. BERNSTEIN & CO., INC., 767 Fifth Avenue, 21st Floor, New York, NY
       10153-0185.



    STRONG CAPITAL MANAGEMENT, INC., 100 Heritage Reserve, Menomonee Falls, WI
       53051.



    SUFFOLK CAPITAL MANAGEMENT, INC., 1633 Broadway, 40th Floor, New York, NY
       10019.



    TURNER INVESTMENT PARTNERS, INC., 1235 Westlakes Drive, Suite 350, Berwyn,
       PA 19312.


    WESTPEAK INVESTMENT ADVISORS, L.P., 1011 Walnut Street, Suite 400, Boulder,
       CO 80302.

                              SPECIAL GROWTH FUND


    CAPITALWORKS INVESTMENT PARTNERS, LLC, 401 West "A" Street, Suite 1675, San
       Diego, CA 92101.


    DELPHI MANAGEMENT, INC., 50 Rowes Wharf, Suite 440, Boston, MA 02110.


    FIDUCIARY TRUST COMPANY INTERNATIONAL, INC., 2 World Trade Center, New York,
       NY 10048-0772.


    GLOBEFLEX CAPITAL, L.P., 4365 Executive Drive, Suite 720, San Diego, CA
       92121.


    JACOBS LEVY EQUITY MANAGEMENT, INC., See: Diversified Equity Fund.



    SIRACH CAPITAL MANAGEMENT, INC., One Union Square, Suite 3323, 600
       University Street, Seattle, WA 98101.



    WESTPEAK INVESTMENT ADVISORS, L.P. See: Diversified Equity Fund.

                            QUANTITATIVE EQUITY FUND


    BARCLAYS GLOBAL FUND ADVISORS, See: Diversified Equity Fund.


    FRANKLIN PORTFOLIO ASSOCIATES LLC, Two International Place, 22nd Floor,
       Boston, MA 02110-4104.

    J.P. MORGAN INVESTMENT MANAGEMENT, INC., 522 Fifth Ave., 6th Floor, New
       York, NY 10036.

    JACOBS LEVY EQUITY MANAGEMENT, INC., See: Diversified Equity Fund.

                         INTERNATIONAL SECURITIES FUND


    DELAWARE INTERNATIONAL ADVISERS LTD., 80 Cheapside, 3rd Floor, London
       EC2V6EE England.



    FIDELITY MANAGEMENT TRUST COMPANY, 82 Devonshire Street, Boston, MA 02109.


    J.P. MORGAN INVESTMENT MANAGEMENT, INC., See: Quantitative Equity Fund.

    MASTHOLM ASSET MANAGEMENT, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue,
       WA 98004.


    MONTGOMERY ASSET MANAGEMENT, LLC, 101 California Street, 35th Floor, San
       Francisco, CA 94111



    OECHSLE INTERNATIONAL ADVISORS, LLC, One International Place, 23rd Floor,
       Boston, MA 02110.


    SANFORD C. BERNSTEIN & CO., INC., See: Diversified Equity Fund.

    THE BOSTON COMPANY ASSET MANAGEMENT, INC., One Boston Place, 14th Floor,
       Boston, MA 02108-4402.

                             EMERGING MARKETS FUND

    FOREIGN & COLONIAL EMERGING MARKETS LIMITED, Exchange House, Primrose
       Street, London, England EC2A 2NY.


    GENESIS ASSET MANAGERS LIMITED, 21 Knightsbridge, London SW1X 7LY England.



    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, 600 W. Broadway 29th Floor, San
       Diego, CA 92101.


    SANFORD C. BERNSTEIN & CO. INC., See: Diversified Equity Fund.


    SCHRODERS INVESTMENT MANAGEMENT NORTH AMERICA LIMITED, 31 Greshman Street,
       London EC2V 7QA England.


                          REAL ESTATE SECURITIES FUND


    AEW CAPITAL MANAGEMENT, L.P., 225 Franklin Street, Boston, MA 02110-2803.


    COHEN & STEERS CAPITAL MANAGEMENT, 757 Third Avenue, New York, NY 10017.


    SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP INCORPORATED, 11 South
       LaSalle Street, 2nd Floor, Chicago, IL 60603.

                             DIVERSIFIED BOND FUND

    LINCOLN CAPITAL MANAGEMENT COMPANY, See: Diversified Equity Fund.


    PACIFIC INVESTMENT MANAGEMENT COMPANY, 840 Newport Center Drive, Suite 360,
       P.O. Box 6430, Newport Beach, CA 92658-6430.


    STANDISH, AYER & WOOD, INC., One Financial Center, Boston, MA 02111.

                            MULTISTRATEGY BOND FUND

    LAZARD ASSET MANAGEMENT, 30 Rockefeller Plaza, New York, NY 10112-6300.

    MILLER, ANDERSON & SHERRERD, LLP, One Tower Bridge, W. Conshohocken, PA
       19428.

    PACIFIC INVESTMENT MANAGEMENT COMPANY, See: Diversified Bond Fund.


    STANDISH, AYER & WOOD, INC., See: Diversified Bond Fund.


                              SHORT TERM BOND FUND


    BLACKROCK FINANCIAL MANAGEMENT, INC., 345 Park Ave., 29th Floor, New York,
       NY 10154.


    STANDISH, AYER & WOOD, INC., See: Diversified Bond Fund.


    STW FIXED INCOME MANAGEMENT LTD., 200 East Carrillo Street, Suite 100, Santa
       Barbara, CA 93101-2143.



    WHEN CONSIDERING AN INVESTMENT IN THE LIFEPOINTS FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE LIFEPOINTS FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE LIFEPOINTS FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE LIFEPOINTS FUNDS. THE LIFEPOINTS FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL LIFEPOINTS FUND SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE LIFEPOINTS FUNDS OR IN THE UNDERLYING FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the LifePoints Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the LifePoints Funds' investments is available in the LifePoints Funds' annual and semiannual reports to shareholders. In each LifePoints Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the LifePoints Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the LifePoints Funds.

The annual report for each LifePoints Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the LifePoints Funds at:
       Frank Russell Investment Company
       909 A Street
       Tacoma, WA  98402
       800-787-7354
       Fax: 253-591-3495
       Website: russell.com

You can review and copy information about the LifePoints Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330. You can obtain copies of this information upon paying a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Reports and other information about the LifePoints Funds are also available on the Commission's Internet website at sec.gov.

FRANK RUSSELL INVESTMENT COMPANY
Class D Shares:

  Conservative Strategy Fund
  Moderate Strategy Fund
  Balanced Strategy Fund
  Aggressive Strategy Fund
  Equity Aggressive Strategy Fund



[RUSSELL LOGO]                     Distributor: Russell Fund Distributors, Inc.
                                                          SEC File No. 811-3153
                                                              36-08-058 (05/00)

                           FRANK RUSSELL INVESTMENT COMPANY


[GRAPHIC]

LIFEPOINTS-Registered Trademark-FUNDS
PROSPECTUS


CLASS E AND S SHARES

CONSERVATIVE STRATEGY FUND
MODERATE STRATEGY FUND
BALANCED STRATEGY FUND
AGGRESSIVE STRATEGY FUND
EQUITY AGGRESSIVE STRATEGY FUND




MAY 1, 2000







  909 A STREET, TACOMA, WA 98402 - 800-787-7354 - 253-627-7001




As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                                    [LOGO]

                               TABLE OF CONTENTS


Risk/Return Summary.........................................      3
    Investment Objective....................................      3
    Principal Investment Strategies.........................      4
    Principal Risks.........................................      5
    Performance.............................................      6
    Fees and Expenses.......................................     12
Summary Comparison of the Funds.............................     15
The Purpose of the Funds--Multi-Style, Multi-Manager
  Diversification...........................................     17
Management of the Underlying Funds and the LifePoints
  Funds.....................................................     18
The Money Managers for the Underlying Funds.................     21
Investment Objective and Principal Investment Strategies of
  the Underlying Funds......................................     22
Principal Risks.............................................     36
Dividends and Distributions.................................     42
Taxes.......................................................     43
How Net Asset Value Is Determined...........................     43
Distribution and Shareholder Servicing Arrangements.........     44
How to Purchase Shares......................................     45
Exchange Privilege..........................................     47
How to Redeem Shares........................................     48
Payment of Redemption Proceeds..............................     49
Written Instructions........................................     49
Account Policies............................................     50
Financial Highlights........................................     52
Money Manager Information...................................     57

                 (This page has been left blank intentionally.)

                              RISK/RETURN SUMMARY

                              INVESTMENT OBJECTIVE


CONSERVATIVE              seeks to achieve moderate total rate of return through low
STRATEGY FUND             capital appreciation and reinvestment of a high level of
                          current income.

MODERATE STRATEGY         seeks to achieve moderate long-term capital appreciation
FUND                      with high current income, while recognizing the possibility of moderate fluctuations in year-to-year market values.

BALANCED STRATEGY         seeks to achieve a moderate level of current income and,
FUND                      over time, above-average capital appreciation with moderate risk.

AGGRESSIVE STRATEGY       seeks to achieve high, long-term capital appreciation with
FUND                      low current income, while recognizing the possibility of
                          substantial fluctuations in year-to-year market values.

EQUITY AGGRESSIVE         seeks to achieve high, long-term capital appreciation, while
STRATEGY FUND             recognizing the possibility of high fluctuations in
                          year-to-year market values.

                        PRINCIPAL INVESTMENT STRATEGIES


    Each of the Frank Russell Investment Company (FRIC) Funds described in this Prospectus
(LifePoints Fund) is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC Funds (Underlying Funds). Each LifePoints Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds.


    Each LifePoints Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which each LifePoints Fund invests are shown in the table below and illustrated by pie charts appearing later in this Prospectus. The LifePoints Funds intend their strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.


                                                                                                 EQUITY
                                             CONSERVATIVE   MODERATE   BALANCED   AGGRESSIVE   AGGRESSIVE
                                               STRATEGY     STRATEGY   STRATEGY    STRATEGY     STRATEGY
UNDERLYING FUND                                  FUND         FUND       FUND        FUND         FUND
---------------                                  ----         ----       ----        ----         ----
Diversified Equity Fund....................        5%          11%        16%          21%          30%
Special Growth Fund........................       --            2%         5%          11%          10%
Quantitative Equity Fund...................        6%          11%        16%          21%          30%
International Securities Fund..............        5%           9%        14%          19%          20%
Diversified Bond Fund......................       18%          27%        25%          --           --
Short Term Bond Fund.......................       60%          33%        --           --           --
Multistrategy Bond Fund....................       --           --         16%          18%          --
Real Estate Securities Fund................        5%           5%         5%           5%           5%
Emerging Markets Fund......................        1%           2%         3%           5%           5%



    Each LifePoints Fund intends to be fully invested at all times. Although the LifePoints Funds, like all other mutual funds, maintain liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), the Funds expose these reserves to the performance of appropriate equity markets by investing in stock futures contracts. This causes the Funds to perform as though their cash reserves were actually invested in those markets. Additionally, the Funds invest their liquidity reserves in one or more FRIC money market funds.


    A LifePoints Fund can change the allocation of its assets among Underlying Funds at any time, if the LifePoints Funds' investment adviser, Frank Russell Investment Management Company (FRIMCo) believes that doing so would better enable the LifePoints Fund to pursue its investment objective. From time to time, each LifePoints Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each LifePoints Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the LifePoints Fund's investment objective. However, The LifePoints Funds expect that amounts they allocate to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.

DIVERSIFICATION

    Each LifePoints Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the LifePoints Funds invest is a diversified investment company.

                                PRINCIPAL RISKS

    You should consider the following factors before investing in the LifePoints
Funds:

    - An investment in the LifePoints Funds, like any investment, has risks. The value of each LifePoints Fund fluctuates, and you could lose money.

    - Since the assets of each LifePoints Fund is invested primarily in shares of the Underlying Funds, the investment performance of each LifePoints Fund is directly related to the investment performance of the Underlying Funds in which it invests.

    - The policy of each LifePoints Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, the LifePoints Funds may have less flexibility to invest than a mutual fund without such constraints.


    - A LifePoints Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities, fixed income securities, and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks".


    - An investment in any of the LifePoints Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


    - The officers, Trustees, and FRIMCo presently serve as officers, Trustees and investment manager of the Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the LifePoints Funds and to the Underlying Funds.

                                  PERFORMANCE


    The following bar charts illustrate the risks of investing in the LifePoints Funds by showing how the performance of each LifePoints Fund's Class E Shares varies over the life of each LifePoints Fund. The return for other classes of Shares offered by this Prospectus will differ from the Class E returns shown in the bar charts, depending upon the fees and expenses of that class. The highest and lowest quarterly returns during the periods shown in the bar charts for the LifePoints Funds' Class E Shares are set forth below the bar charts.



    The tables accompanying the bar charts further illustrate the risks of investing in the LifePoints Funds by showing how each LifePoints Fund's average annual returns for one year and since the beginning of operations of such LifePoints Fund compare with the returns of certain indexes that measure broad market performance. The returns for the other class of shares offered by this Prospectus may differ from the Class E returns shown in the bar chart, to the extent that the fees and expenses of that class differ from those of Class E.



    No returns are shown for the Class S Shares of any LifePoints Fund because those Shares were not issued during the periods shown.



    Past performance is no indication of future results.

--------------------------------------------------------------------------------


                           CONSERVATIVE STRATEGY FUND
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      ANNUAL TOTAL RETURNS CLASS E
1998                         7.70%
1999                         5.54%


 BEST QUARTER: 3.62% (4Q/98)
 WORST QUARTER: (0.80)% (3Q/98)



                                     ----------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURNS                            SINCE
                                     FOR THE PERIODS ENDED DECEMBER 31, 1999     1 YEAR    INCEPTION*
                                     ---------------------------------------     ------    ----------
                                     Conservative Strategy Fund Class E.......    5.54%       6.82%
                                     Merrill Lynch 1-2.99 Year Treasury
                                      Index**.................................    3.06        5.07
                                     Lehman Brothers Aggregate Bond Index.....   (0.82)       4.23
                                     Salomon Smith Barney 3-Month Treasury
                                      Bill Index..............................    4.74        6.49
                                     Conservative Strategy Composite Index#...    5.62        7.34
                                     ----------------------------------------------------------------


  ----------------------------


   *   Commenced operations on November 7, 1997.



   ** Prior to November 1, 1999, the comparative index for the Fund was the Salomon Smith Barney 3-month Treasury Bill Index. The Fund believes the Merrill Lynch 1-2.99 Year Treasury Index is more broadly representative of the securities and strategies likely to be employed by the Fund and provides more useful information as a comparative basis for evaluation of the Fund's performance.




   # The Conservative Strategy Composite Index is comprised of the following indices: 60% Merrill Lynch 1-2.99 Year Treasury Index, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 1000-Registered Trademark-Index, 5% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index and 1% IFC Investable Composite Index.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                             MODERATE STRATEGY FUND
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      ANNUAL TOTAL RETURNS CLASS E
1998                        10.19%
1999                         8.65%


 BEST QUARTER: 6.82% (4Q/98)
 WORST QUARTER: (3.76)% (3Q/98)



                                     ----------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURNS                            SINCE
                                     FOR THE PERIODS ENDED DECEMBER 31, 1999     1 YEAR    INCEPTION*
                                     ---------------------------------------     ------    ----------
                                     Moderate Strategy Fund Class E...........    8.65%       8.31%
                                     Merrill Lynch 1-2.99 Year Treasury
                                      Index**.................................    3.06        5.22
                                     Lehman Brothers Aggregate Bond Index.....   (0.82)       4.73
                                     Russell 1000 Index.......................   20.91       22.61
                                     Salomon Smith Barney 3-Month Treasury
                                      Bill Index..............................    4.74        6.49
                                     Moderate Strategy Composite Index#.......    9.13        9.38
                                     ----------------------------------------------------------------


  ----------------------------


   *   Commenced operations by issuing Class E Shares on October 2, 1997.



   ** Prior to November 1, 1999, the comparative index for the Fund was the Salomon Smith Barney 3-month Treasury Bill Index. The Fund believes the Merrill Lynch 1-2.99 Year Treasury Index is more broadly representative of the securities and strategies likely to be employed by the Fund and provides more useful information as a comparative basis for evaluation of the Fund's performance.




   # The Moderate Strategy Composite Index is comprised of the following indices: 33% Merrill Lynch 1-2.99 Year Treasury Index, 27% Lehman Brothers Aggregate Bond Index, 22% Russell 1000 Index, 9% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index, 2% Russell 2500-TM-Index and 2% IFC Investable Composite Index.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                             BALANCED STRATEGY FUND
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      ANNUAL TOTAL RETURNS CLASS E
1998                        11.66%
1999                        11.80%


 BEST QUARTER: 10.55% (4Q/98)
 WORST QUARTER: (7.15)% (3Q/98)



                                     ----------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURNS                            SINCE
                                     FOR THE PERIODS ENDED DECEMBER 31, 1999     1 YEAR    INCEPTION*
                                     ---------------------------------------     ------    ----------
                                     Balanced Strategy Fund Class E...........   11.80%      10.67%
                                     Lehman Brothers Aggregate Bond Index**...   (0.82)       4.73
                                     Russell 1000 Index.......................   20.91       22.61
                                     Salomon Smith Barney BMI Ex-US Index.....   28.73       15.90
                                     Salomon Smith Barney 3-Month Treasury
                                      Bill Index..............................    4.74        6.49
                                     Balanced Strategy Composite Index#.......   12.75       11.73
                                     ----------------------------------------------------------------


  ----------------------------


   *   Commenced operations by issuing Class E Shares on September 16, 1997.



   ** Prior to November 1, 1999, the comparative index for the Fund was the Salomon Smith Barney 3-Month Treasury Bill Index. The Fund believes the Lehman Brothers Aggregate Bond Index is more broadly representative of the securities and strategies likely to be employed by the Fund and provides more useful information as a comparative basis for evaluation of the Fund's performance.




   # The Balanced Strategy Composite Index is comprised of the following indices: 41% Lehman Brothers Aggregate Bond Index, 32% Russell 1000 Index, 14% Salomon Smith Barney BMI Ex-US, 5% Russell 2500-TM- Index, 5% NAREIT Equity REIT Index and 3% IFC Investable Composite Index.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                            AGGRESSIVE STRATEGY FUND
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      ANNUAL TOTAL RETURNS CLASS E
1998                        11.69%
1999                        17.95%


 BEST QUARTER: 14.31% (4Q/98)
 WORST QUARTER: (11.56)% (3Q/98)



                                     ----------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURNS                            SINCE
                                     FOR THE PERIODS ENDED DECEMBER 31, 1999     1 YEAR    INCEPTION*
                                     ---------------------------------------     ------    ----------
                                     Aggressive Strategy Fund Class E.........   17.95%      12.70%
                                     Russell 1000 Index**.....................   20.91       22.61
                                     Salomon Smith Barney BMI Ex-US Index.....   28.73       15.90
                                     Lehman Brothers Aggregate Bond Index.....   (0.82)       4.73
                                     Salomon Smith Barney 3-Month Treasury
                                      Bill Index..............................    4.74        6.49
                                     Aggressive Strategy Composite Index#.....   19.34       14.27
                                     ----------------------------------------------------------------


  ----------------------------


   *   Commenced operations by issuing Class E Shares on September 16, 1997.



   ** Prior to November 1, 1999, the comparative index for the Fund was the Salomon Smith Barney 3-month Treasury Bill Index. The Fund believes the Russell 1000 Index is more broadly representative of the securities and strategies likely to be employed by the Fund and provides more useful information as a comparative basis for evaluation of the Fund's performance.




   # The Aggressive Strategy Composite Index is comprised of the following indices: 42% Russell 1000 Index, 19% Salomon Smith Barney BMI Ex-US, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 2500-TM- Index, 5% IFC Investable Composite Index and 5% NAREIT Equity REIT Index.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                        EQUITY AGGRESSIVE STRATEGY FUND
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      ANNUAL TOTAL RETURNS CLASS E
1998                        13.75%
1999                        21.96%


 BEST QUARTER: 17.69% (4Q/98)
 WORST QUARTER: (14.03)% (3Q/98)



                                     ----------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURNS                            SINCE
                                     FOR THE PERIODS ENDED DECEMBER 31, 1999     1 YEAR    INCEPTION*
                                     ---------------------------------------     ------    ----------
                                     Equity Aggressive Strategy Fund Class
                                      E.......................................   21.96%      14.39%
                                     Russell 1000-Registered Trademark-
                                      Index**.................................   20.91       22.61
                                     Salomon Smith Barney BMI Ex-US Index.....   28.73       15.90
                                     Salomon Smith Barney 3-Month Treasury
                                      Bill Index..............................    4.74        6.49
                                     Equity Aggressive Strategy Composite
                                      Index#..................................   23.58       17.36
                                     ----------------------------------------------------------------


  ----------------------------


   *   Commenced operations by issuing Class E Shares on September 30, 1997.



   ** Prior to November 1, 1999, the comparative index for the Fund was the Salomon Smith Barney 3-Month Treasury Bill Index. The Fund believes the Russell 1000 Index is more broadly representative of the securities and strategies likely to be employed by the Fund and provides more useful information as a comparative basis for evaluation of the Fund's performance.




   # The Equity Aggressive Strategy Composite Index is comprised of the following indices: 60% Russell 1000 Index, 20% Salomon Smith Barney BMI Ex-US, 10% Russell 2500-TM- Index, 5% IFC Investable Composite Index and 5% NAREIT Equity REIT Index.


--------------------------------------------------------------------------------

                               FEES AND EXPENSES


    The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the LifePoints Funds.


                                SHAREHOLDER FEES
                    (FEE PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                           MAXIMUM SALES
                                          MAXIMUM SALES                    CHARGE (LOAD)
                                          CHARGE (LOAD)      MAXIMUM        IMPOSED ON
                                           IMPOSED ON     DEFERRED SALES    REINVESTED     REDEMPTION   EXCHANGE
                                            PURCHASES     CHARGE (LOAD)      DIVIDENDS        FEES        FEES
                                            ---------     -------------      ---------     ----------   --------
All Funds, Classes E and S..............      None             None            None           None        None


                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT WERE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)


                                                     OTHER EXPENSES    TOTAL GROSS                      TOTAL NET
                                                      (REFLECTING      ANNUAL FUND   EXPENSE WAIVERS   ANNUAL FUND
                                         ADVISORY     SHAREHOLDER       OPERATING          AND          OPERATING
                                           FEE      SERVICING FEES)*   EXPENSES*+    REIMBURSEMENTS#    EXPENSES
                                           ---      ----------------   ----------    ---------------    --------

CLASS E SHARES
Conservative Strategy Fund.............   0.20%           0.25%           0.45%            0.20%          0.25%
Moderate Strategy Fund.................   0.20%           0.25%           0.45%            0.20%          0.25%
Balanced Strategy Fund.................   0.20%           0.25%           0.45%            0.20%          0.25%
Aggressive Strategy Fund...............   0.20%           0.25%           0.45%            0.20%          0.25%
Equity Aggressive Strategy Fund........   0.20%           0.25%           0.45%            0.20%          0.25%

CLASS S SHARES
Conservative Strategy Fund.............   0.20%           0.00%           0.20%           (0.20)%         0.00%
Moderate Strategy Fund.................   0.20%           0.00%           0.20%           (0.20)%         0.00%
Balanced Strategy Fund.................   0.20%           0.00%           0.20%           (0.20)%         0.00%
Aggressive Strategy Fund...............   0.20%           0.00%           0.20%           (0.20)%         0.00%
Equity Aggressive Strategy Fund........   0.20%           0.00%           0.20%           (0.20)%         0.00%


------------------------


* The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables. For purposes of this table, Other Expenses for Class E Shares reflects a shareholder services fee of up to 0.25% of average daily net assets. Annual Operating Expenses for Class S Shares are based on average net assets expected to be invested during the fiscal year ending October 31, 2000. During the course of this period, expenses may be more or less than the amount shown.



# FRIMCo has contractually agreed to waive, at least through February 28, 2001, its 0.20% advisory fee for each LifePoints Fund. Certain LifePoints Funds operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.



+ If you purchase any class of Shares of a LifePoints Fund through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary which, in turn, may pay fees to FRIMCo for services FRIMCo provides to the Financial Intermediary. You should contact your financial intermediary for information concerning what additional fees, if any, will be charged.

DIRECT EXPENSES



    No Lifepoints Fund will bear any direct operating expenses. Those operating expenses include those arising from accounting, administrative (FRIMCo has waived its receipt of administrative fees through November 30, 2000), custody, auditing, legal and transfer agent services. They do not include expenses attributable to advisory fees (which are currently waived by FRIMCo through February 28, 2001), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses, which will be borne by the LifePoints Funds or their appropriate classes of shares.



    A LifePoints Fund's direct operating expenses are borne either by the Underlying Funds in which the LifePoints Fund invests pursuant to Special Servicing Agreements or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through April 30, 2001 and may be renewed thereafter.



INDIRECT EXPENSES



    Shareholders in a LifePoints Fund bear indirectly the proportionate expenses of the Underlying Funds in which the LifePoints Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the LifePoints Funds may invest (based on information as of December 31, 1999). As explained at the beginning of this Prospectus, each LifePoints Fund intends to invest in some, but not all, of the Underlying Funds.



                                                             TOTAL NET OPERATING
UNDERLYING FUND (CLASS S SHARES)                               EXPENSE RATIOS
--------------------------------                               --------------
Diversified Equity Fund....................................         0.93%
Special Growth Fund........................................         1.24%
Quantitative Equity Fund...................................         0.93%
International Securities Fund..............................         1.30%
Diversified Bond Fund......................................         0.61%
Short Term Bond Fund.......................................         0.74%
Multistrategy Bond Fund....................................         0.86%
Real Estate Securities Fund................................         1.14%
Emerging Markets Fund......................................         1.91%

    Based on these expense ratios, the total direct and indirect operating expense ratios of each class of Shares of each LifePoints Fund (calculated as a percentage of average net assets) are expected to be as follows:



                                                              CLASS E    CLASS S
                                                              -------    -------
Conservative Strategy.......................................   1.05%      0.80%
Moderate Strategy...........................................   1.10%      0.85%
Balanced Strategy...........................................   1.20%      0.95%
Aggressive Strategy.........................................   1.33%      1.08%
Equity Aggressive Strategy..................................   1.34%      1.09%



    Each LifePoints Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of December 31, 1999. These total expense ratios may be higher or lower depending on the allocation of a LifePoints Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the LifePoints Funds.

EXAMPLE

    THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN EACH LIFEPOINTS FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.


    The example assumes that you invest $10,000 in a LifePoints Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same.


    Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
CLASS E:                                                ------    -------    -------    --------
Conservative Strategy Fund...........................    $107       $388      $  690     $1,547
Moderate Strategy Fund...............................     112        403         715      1,602
Balanced Strategy Fund...............................     122        434         768      1,713
Aggressive Strategy Fund.............................     135        474         836      1,857
Equity Aggressive Strategy Fund......................     136        477         841      1,867



                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
CLASS S:                                                ------    -------    -------    --------
Conservative Strategy Fund...........................    $ 82       $310      $  556     $1,260
Moderate Strategy Fund...............................      87        325         582      1,318
Balanced Strategy Fund...............................      97        356         635      1,431
Aggressive Strategy Fund.............................     110        397         705      1,521
Equity Aggressive Strategy Fund......................     111        400         710      1,591


                        SUMMARY COMPARISON OF THE FUNDS

    The investment objectives of the LifePoints Funds are summarized below in a chart that illustrates the degree to which each LifePoints Fund seeks to obtain capital appreciation, income, and stability of principal:


                                                      CAPITAL                  POSSIBILITY OF
                 LIFEPOINTS FUND                    APPRECIATION    INCOME      FLUCTUATION
--------------------------------------------------  ------------    ------      -----------
Conservative Strategy Fund........................  Low            High        Low
Moderate Strategy Fund............................  Moderate       High        Moderate
Balanced Strategy Fund............................  Moderate       Moderate    Moderate
Aggressive Strategy Fund..........................  High           Low         High
Equity Aggressive Strategy Fund...................  High           Low         High

    The allocation of each LifePoints Fund's investment in the Underlying Funds is illustrated in the following charts:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Equity           5%
Quantitative Equity          6%
International Securities     5%
Emerging Markets             1%
Real Estate Securities       5%
Diversified Bond            18%
Short Term Bond             60%
Conservative Strategy Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Equity      11%
Special Growth           2%
Quantitative Equity     11%
International
Securities               9%
Emerging Markets         2%
Real Estate Securities   5%
Diversified Bond        27%
Short Term Bond         33%
Moderate Strategy Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Equity      16%
Special Growth           5%
Quantitative Equity     16%
International
Securities              14%
Emerging Markets         3%
Real Estate Securities   5%
Diversified Bond        25%
Multistrategy Bond      16%
Balanced Strategy Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Equity        21%
Special Growth            11%
Quantitative Equity       21%
International Securities  19%
Emerging Markets           5%
Real Estate Securities     5%
Multistrategy Bond        18%
Aggressive Strategy Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Equity               30%
Special Growth                   10%
Quantitative Equity              30%
International Securities         20%
Emerging Markets                  5%
Real Estate Securities            5%
Equity Aggressive Strategy Fund

      THE PURPOSE OF THE FUNDS--MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

    The LifePoints Funds are offered through certain bank trust departments, registered investment advisers, broker-dealers and other financial services organizations that have been selected by the LifePoints Funds' adviser or distributor (Financial Intermediaries). The LifePoints Funds offer investors the opportunity to invest in a diversified mutual fund investment allocation program and are designed to provide a means for investors to use FRIMCo's and Frank Russell Company's (Russell) "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

    Three functions form the core of Russell's consulting services:

    - OBJECTIVE SETTING: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

    - ASSET ALLOCATION: Allocating a client's assets among different asset classes--such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate--in a way most likely to achieve the client's objectives and desired returns.

    - MONEY MANAGER RESEARCH: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

    When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns.

    The LifePoints Funds believe investors should seek to hold fully diversified portfolios that reflect both their own individual investment time horizons and their ability to accept risk. The LifePoints Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more of the Underlying Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

    Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

    Studies have shown that no one investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

    The LifePoints Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. The Underlying Funds in which the LifePoints Funds invest combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

    By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

    The LifePoints Funds have a greater potential than most mutual funds for diversification among investment styles and money managers since the LifePoints Funds invest in shares of several Underlying Funds. The LifePoints Funds were created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.


    The LifePoints Funds and Underlying Funds conduct their business through a number of service providers, who act on behalf of the Funds. FRIMCo, the Funds' administrator and investment adviser, performs the Funds' day to day corporate management and oversees the Funds' money managers. Each of the Underlying Funds' money managers makes all investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.


                       MANAGEMENT OF THE UNDERLYING FUNDS
                            AND THE LIFEPOINTS FUNDS


    The LifePoints Funds' investment adviser is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and manages over $17 billion in more than 30 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.



    Russell, which acts as consultant to the LifePoints Funds and the Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides the LifePoints Funds, the Underlying Funds and FRIMCo with the asset management consulting services that it provides to its other consulting clients. Neither the LifePoints Funds nor the Underlying Funds compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.


    Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance corporation headquartered in Milwaukee, Wisconsin. It leads the US in both individual life insurance sold annually and individual life insurance in force.

    FRIMCo recommends money managers to the Underlying Funds, allocates Underlying Fund assets among them, oversees them, and evaluates their results. FRIMCo also oversees the management of the

Underlying Funds' liquidity reserves. The Underlying Funds' money managers select the individual portfolio securities for the assets in the Underlying Funds assigned to them.


    James A. Jornlin is responsible for the day to day decisions regarding the investment and reinvestment of the LifePoints Funds within their target allocation strategy percentages. Mr. Jornlin also oversees certain other funds as described below.


    FRIMCo's officers and employees who oversee the money managers of the Underlying Funds are:

    - Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.


    - Mark D. Amberson, who has been a Portfolio Manager of FRIMCo since January 1998. From 1991 to 1997, Mr. Amberson was a Portfolio Manager in Russell's Money Market Trading Group. Mr. Amberson has, jointly with Mr. Burge, primary responsibility for management of the Fixed Income I, Diversified Bond, Short Term Bond, Fixed Income III, Tax Exempt Bond and Multistrategy Bond Funds.



    - Randal C. Burge, who has been Director of Global Fixed Income since January 2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia. Mr. Burge has, jointly with Mr. Anderson, primary responsibility for management of the Fixed Income I, Fixed Income III, Diversified Bond, Short Term Bond, Tax Exempt Bond and Multistrategy Bond Funds.



    - Jean Carter, who has been Director of Global Equities since January 2000. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.



    - Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates. Ms. Duncan has, jointly with Mr. Jornlin, primary responsibility for management of the International and International Securities Funds.



    - James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.



    - James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo. From 1991 to 1995, Mr. Jornlin was employed as a Senior Research Analyst with Russell. Mr. Jornlin has primary responsibility for management of the Tax-Managed Global Equity, Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds, has, jointly with Mr. Ogard, primary responsibility for the management of the Real Estate Securities Fund, has, jointly with Ms. Duncan, primary responsibility for the management of the International and International Securities Funds and has, jointly with Mr. Parish, primary responsibility for the management of the Emerging Markets Fund.



    - Eric W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000. Mr. Ogard has, jointly with Mr. Trittin and Mr. Tipple, primary responsibility for the management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed

      Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds and has, jointly with Mr. Jornlin, primary responsibility for the management of the Real Estate Securities Fund.



    - Symon Parish, who has been an Associate Portfolio Manager of Frank Russell Company Limited, an affiliate of FRIMCo, since 1996. From 1994 to 1996, Mr. Parish was a client service executive in Russell's Auckland office. Mr. Parish has, jointly with Mr. Jornlin, primary responsibility for the Emerging Markets Fund.



    - Brian C. Tipple, who has been a Portfolio Manager of FRIMCo since July 1999. From 1991 to 1999, Mr. Tipple was a Client Executive with Frank Russell Trust Company. Mr. Tipple has, jointly with Mr. Ogard and
      Mr. Trittin, primary responsibility for the management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.



    - Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research Department with Russell. Mr. Trittin has, jointly with Mr. Ogard and Mr. Tipple, primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.



    FRIMCo receives an annual 0.20% advisory fee and an annual 0.05% administrative fee from each LifePoints Fund based on the average daily net assets of each LifePoints Fund. Those fees are payable to FRIMCo monthly on a pro rata basis. FRIMCo has voluntarily agreed to waive the advisory fee through February 28, 2001 and the administrative fee through November 30, 2000.



    In addition to the advisory and administrative fees payable by the LifePoints Funds, the LifePoints Funds will bear indirectly a proportionate share of operating expenses that include the advisory and administrative fees paid by the Underlying Funds in which they invest. While a shareholder of a LifePoints Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the respective LifePoints Fund. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Fund's money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses. The aggregate annual rate of the advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of the average daily net assets of each Underlying
Fund: Diversified Equity Fund 0.78%, Special Growth Fund 0.95%, Quantitative Equity Fund 0.78%, International Securities Fund 0.95%, Diversified Bond Fund 0.45%, Short Term Bond Fund 0.50%,
Multistrategy Bond Fund 0.65%, Real Estate Securities Fund 0.85% and Emerging Markets Fund 1.20%. Of this aggregate amount, 0.05% is attributable to administrative services.

                  THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

    Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Fund's Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Underlying Funds select money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in any Underlying Fund's selection or termination of a money manager.


    Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within the Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of the money managers' individual security selections.

                 INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT
                       STRATEGIES OF THE UNDERLYING FUNDS



    The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Statement of Additional Information as well as in the Prospectuses of the Underlying Funds. Because the LifePoints Funds invest in the Underlying Funds, investors of the LifePoints Funds will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each LifePoints Fund allocates to the Underlying Fund pursuing such policies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).


DIVERSIFIED EQUITY FUND
---------------------------


INVESTMENT           To provide income and capital growth by investing
OBJECTIVE            principally in equity securities.

PRINCIPAL            The Diversified Equity Fund invests primarily in common
INVESTMENT           stocks of medium and large capitalization companies most of
STRATEGIES           which are US-based.
                     The Fund employs a "multi-style, multi-manager" approach
                     whereby portions of the Fund are allocated to different
                     money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to
                     complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial, and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector.

                     Additionally, the Fund is diversified by equity substyle.
                     For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more Frank Russell Investment
                     Company (FRIC) money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SPECIAL GROWTH FUND
------------------------


INVESTMENT           To maximize total return primarily through capital
OBJECTIVE            appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

PRINCIPAL            The Special Growth Fund invests primarily in common stocks
INVESTMENT           of small
STRATEGIES           and medium capitalization companies most of which are US
                     based. The Fund's investments may include companies that
                     have been publicly traded for less than five years and
                     smaller companies, such as companies not listed in the
                     Russell 2000-Registered Trademark- Index.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The
                     Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


QUANTITATIVE EQUITY FUND
-----------------------------


INVESTMENT           To provide a total return greater than the total return of
OBJECTIVE            the US stock market (as measured by the Russell
                     1000-Registered Trademark- Index over a market cycle of four to six years) while maintaining volatility and
                     diversification similar to the Index.

PRINCIPAL            The Quantitative Equity Fund invests primarily in common
INVESTMENT           stocks of medium and large capitalization companies which
STRATEGIES           are predominately
                     US based. The Fund generally pursues a market-oriented style of security selection, which incorporates both a growth
                     style and a value style, based on quantitative investment
                     models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies
                     that appear to be undervalued relative to their growth
                     prospects.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000 Index. Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000 Index. Each money manager performs this process independently from each other money manager.

                     The Russell 1000 Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at December 31, 1999 had a capitalization of approximately $1.1 billion.

                     The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


INTERNATIONAL SECURITIES FUND
-----------------------------------


INVESTMENT           To provide favorable total return and additional
OBJECTIVE            diversification for US investors.

PRINCIPAL            The International Securities Fund invests primarily in
INVESTMENT           equity securities issued by companies domiciled outside the
STRATEGIES           US and in depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly
                     Europe and the Far East) to maintain a high degree of
                     diversification among countries and currencies. Because
                     international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their
                     investment portfolio's overall volatility by combining an
                     investment in this Fund with investments in US equities.

                     The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The
                     Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


DIVERSIFIED BOND FUND
-------------------------


INVESTMENT           To provide effective diversification against equities and a
OBJECTIVE            stable level of cash flow by investing in fixed-income
                     securities.

PRINCIPAL            The Diversified Bond Fund invests primarily in investment
INVESTMENT           grade fixed- income securities. In particular, the Fund
STRATEGIES           holds debt securities issued or guaranteed by the US
                     government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     From time to time, the Fund may invest in municipal debt
                     obligations.

                     The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was 5.0 years as of December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. In seeking investments that will produce cash flow, the Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps
                     (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. The
                     Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SHORT TERM BOND FUND
--------------------------


INVESTMENT           The preservation of capital and the generation of current
OBJECTIVE            income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility
                     characteristics.

PRINCIPAL            The Short Term Bond Fund invests primarily in fixed-income
INVESTMENT           securities. In particular, the Fund holds debt securities
STRATEGIES           issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective
                     agencies and instrumentalities. It also holds
                     mortgage-backed securities, including collateralized
                     mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     From time to time, the Fund may invest in municipal debt
                     obligations.

                     The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                     The average weighted duration of the Fund's portfolio typically ranges within 15% of the average weighted duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was
                     1.6 years on December 31, 1999, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes, as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury
                     Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps
                     (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. The
                     Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


MULTISTRATEGY BOND FUND
-----------------------------


INVESTMENT           To provide maximum total return, primarily through capital
OBJECTIVE            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from broad fixed-income market portfolios.

PRINCIPAL            The Multistrategy Bond Fund invests primarily in
INVESTMENT           fixed-income securities. In particular, the Fund holds debt
STRATEGIES           securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their
                     respective agencies and instrumentalities. It also holds
                     mortgage-backed securities, including collateralized
                     mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     From time to time, the Fund may invest in municipal debt
                     obligations.

                     The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by a Fund money manager to be of comparable quality. These securities are commonly referred to as "junk bonds."

                     The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was 5.0 years as of December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps
                     (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. The
                     Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


REAL ESTATE SECURITIES FUND
--------------------------------


INVESTMENT           To generate a high level of total return through above
OBJECTIVE            average current income while maintaining the potential for capital appreciation.

PRINCIPAL            The Fund seeks to achieve its objective by concentrating its
INVESTMENT           investments in equity securities of issuers whose value is
STRATEGIES           derived primarily from development, management and market
                     pricing of underlying real estate properties.

                     The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominately US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market Funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND
----------------------------


INVESTMENT           To provide maximum total return primarily through capital
OBJECTIVE            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from developed market
                     international portfolios by investing primarily in equity
                     securities.

PRINCIPAL            The Emerging Markets Fund will primarily invest in equity
INVESTMENT           securities of companies that are located in countries with
STRATEGIES           emerging markets or that derive a majority of their revenues from operations in such countries. These companies are
                     referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market" country is a
                     country having an economy and market that the World Bank or the United Nations consider to be emerging or developing.
                     These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.

                     The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                     The Fund invests in common stocks of Emerging Market
                     Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                     Some emerging markets countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but may include a further layering of expenses.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments (e.g., capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics). The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. A Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                PRINCIPAL RISKS


    The following table describes principal types of risks the LifePoints Funds are subject to, based on the investments made by the Underlying Funds, and lists next to each description the Underlying and LifePoints Funds most likely to be affected by the risk. Other Underlying and LifePoints Funds that are not listed may be subject to one or more of the risks, based on the allocation of assets among the Underlying Funds, but will not do so in a way that is expected to principally affect the performance of the LifePoints or Underlying Fund as a whole. Please refer to the LifePoints Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.



RISK ASSOCIATED WITH                       DESCRIPTION                            RELEVANT FUND
--------------------                       -----------                            -------------
MULTI-MANAGER           The investment styles employed by a Fund's money    All Funds
APPROACH                managers may not be complementary. The interplay
                        of the various strategies employed by a Fund's      (ALL UNDERLYING FUNDS)
                        multiple money managers may result in a Fund
                        holding a concentration of certain types of
                        securities. This concentration may be beneficial
                        or detrimental to a Fund's performance depending
                        upon the performance of those securities and the
                        overall economic environment. The multi-manager
                        approach could result in a high level of
                        portfolio turnover, resulting in higher Fund
                        brokerage expenses and increased tax liability
                        from a Fund's realization of capital gains.

EQUITY SECURITIES       The value of equity securities will rise and fall   Equity Aggressive
                        in response to the activities of the company that   Strategy
                        issued the stock, general market conditions         Aggressive Strategy
                        and/or economic conditions.                         Balanced Strategy
                                                                            Moderate Strategy
                                                                            (UNDERLYING FUNDS:
                                                                            DIVERSIFIED EQUITY
                                                                            SPECIAL GROWTH
                                                                            QUANTITATIVE EQUITY
                                                                            INTERNATIONAL SECURITIES
                                                                            REAL ESTATE SECURITIES
                                                                            EMERGING MARKETS)

RISK ASSOCIATED WITH                       DESCRIPTION                            RELEVANT FUND
--------------------                       -----------                            -------------
-Value Stocks           Investments in value stocks are subject to risks    Equity Aggressive
                        that (i) their intrinsic values may never be        Strategy
                        realized by the market or (ii) such stock may       Aggressive Strategy
                        turn out not to have been undervalued.              Balanced Strategy
                                                                            Moderate Strategy
                                                                            (UNDERLYING FUNDS:
                                                                            DIVERSIFIED EQUITY
                                                                            SPECIAL GROWTH
                                                                            QUANTITATIVE EQUITY
                                                                            INTERNATIONAL SECURITIES)

-Growth Stocks          Growth company stocks may provide minimal           Equity Aggressive
                        dividends which could otherwise cushion stock       Strategy
                        prices in a market decline. The value of growth     Aggressive Strategy
                        company stocks may rise and fall significantly      Balanced Strategy
                        based, in part, on investors' perceptions of the    Moderate Strategy
                        company, rather than on fundamental analysis of
                        the stocks.                                         (UNDERLYING FUNDS:
                                                                            DIVERSIFIED EQUITY
                                                                            SPECIAL GROWTH
                                                                            INTERNATIONAL SECURITIES)

-Market-Oriented        Market-oriented investments are generally subject   Equity Aggressive
 Investments            to the risks associated with growth and value       Strategy
                        stocks.                                             Aggressive Strategy
                                                                            Balanced Strategy
                                                                            Moderate Strategy
                                                                            (UNDERLYING FUNDS:
                                                                            DIVERSIFIED EQUITY
                                                                            SPECIAL GROWTH
                                                                            QUANTITATIVE EQUITY
                                                                            INTERNATIONAL SECURITIES)

RISK ASSOCIATED WITH                       DESCRIPTION                            RELEVANT FUND
--------------------                       -----------                            -------------
-Securities of small    Investments in smaller companies may involve        Equity Aggressive
 capitalization         greater risks because these companies generally     Strategy
 companies              have a limited track record. Smaller companies      Aggressive Strategy
                        often have narrower markets and more limited        Balanced Strategy
                        managerial and financial resources than larger,     Moderate Strategy
                        more established companies. As a result, their
                        performance can be more volatile, which may         (UNDERLYING FUND:
                        increase the volatility of a Fund's portfolio.      SPECIAL GROWTH)

FIXED-INCOME            Prices of fixed-income securities rise and fall     Balanced Strategy
SECURITIES              in response to interest rate changes. Generally,    Moderate Strategy
                        when interest rates rise, prices of fixed-income    Conservative Strategy
                        securities fall. The longer the duration of the
                        security, the more sensitive the security is to     (UNDERLYING FUNDS:
                        this risk. A 1% increase in interest rates would    DIVERSIFIED BOND
                        reduce the value of a $100 note by approximately    MULTISTRATEGY BOND
                        one dollar if it had a one-year duration, but       SHORT TERM BOND)
                        would reduce its value by approximately fifteen
                        dollars if it had a 15-year duration. There is
                        also a risk that one or more of the securities
                        will be downgraded in credit rating or go into
                        default. Lower-rated bonds generally have higher
                        credit risks.

-Non-investment grade   Although lower rated debt securities generally      Aggressive Strategy
 fixed-income           offer a higher yield than higher rated debt         Balanced Strategy
 securities             securities, they involve higher risks. They are
                        especially subject to:                              (UNDERLYING FUNDS:
                        -adverse changes in general economic conditions     MULTISTRATEGY BOND
                         and in the industries in which their issuers are   SHORT TERM BOND)
                         engaged,
                        -changes in the financial condition of their
                        issuers and
                        -price fluctuations in response to changes in
                         interest rates.
                        As a result, issuers of lower rated debt
                        securities are more likely than other issuers to
                        miss principal and interest payments or to
                        default which could result in a loss to a Fund.

RISK ASSOCIATED WITH                       DESCRIPTION                            RELEVANT FUND
--------------------                       -----------                            -------------
INTERNATIONAL           A Fund's return and net asset value may be          Equity Aggressive
SECURITIES              significantly affected by political or economic     Strategy
                        conditions and regulatory requirements in a         Aggressive Strategy
                        particular country. Foreign markets, economies      Balanced Strategy
                        and political systems may be less stable than US
                        markets, and changes in exchange rates of foreign   (UNDERLYING FUNDS:
                        currencies can affect the value of a Fund's         INTERNATIONAL SECURITIES
                        foreign assets. Foreign laws and accounting         MULTISTRATEGY BOND
                        standards typically are not as strict as they are   EMERGING MARKETS
                        in the US and there may be less public              SHORT TERM BOND)
                        information available about foreign companies.
                        Foreign securities markets may be less liquid and
                        have fewer transactions than US securities
                        markets. Additionally, international markets may
                        experience delays and disruptions in securities
                        settlement procedures for a Fund's portfolio
                        securities.

-Non-US debt            A Fund's foreign debt securities are typically      Aggressive Strategy
 securities             obligations of sovereign governments. These         Balanced Strategy
                        securities are particularly subject to a risk of
                        default from political instability.                 (UNDERLYING FUNDS:
                                                                            MULTISTRATEGY BOND
                                                                            SHORT TERM BOND)

-Emerging market        Investments in emerging or developing markets       (UNDERLYING FUND:
 countries              involve exposure to economic structures that are    EMERGING MARKETS)
                        generally less diverse and mature, and to
                        political systems which have less stability than
                        those of more developed countries. Emerging
                        market securities are subject to currency
                        transfer restrictions and may experience delays
                        and disruptions in securities settlement
                        procedures for the Fund's portfolio securities.

-Instruments of US      Non-US corporations and banks issuing dollar        Balanced Strategy
 and foreign banks      denominated instruments in the US are not           Moderate Strategy
 and branches and       necessarily subject to the same regulatory          Conservative Strategy
 foreign                requirements that apply to US corporations and
 corporations,          banks, such as accounting, auditing and             (UNDERLYING FUNDS:
 including Yankee       recordkeeping standards, the public availability    DIVERSIFIED BOND
 Bonds                  of information and, for banks, reserve              MULTISTRATEGY BOND
                        requirements, loan limitations and examinations.    SHORT TERM BOND)
                        This increases the possibility that a non-US
                        corporation or bank may become insolvent or
                        otherwise unable to fulfill its obligations on
                        these instruments.

RISK ASSOCIATED WITH                       DESCRIPTION                            RELEVANT FUND
--------------------                       -----------                            -------------
DERIVATIVES (E.G.       If a Fund incorrectly forecasts interest rates in   Balanced Strategy
FUTURES CONTRACTS,      using derivatives, the Fund could lose money.       Moderate Strategy
OPTIONS ON FUTURES,     Price movements of a futures contract, option or    Conservative Strategy
INTEREST RATE SWAPS)    structured note may not be identical to price
                        movements of portfolio securities or a securities   (UNDERLYING FUNDS:
                        index resulting in the risk that, when a Fund       DIVERSIFIED BOND
                        buys a futures contract or option as a hedge, the   MULTISTRATEGY BOND
                        hedge may not be completely effective.              SHORT TERM BOND)

REAL ESTATE             Just as real estate values go up and down, the      (UNDERLYING FUND:
SECURITIES              value of the securities of companies involved in    REAL ESTATE SECURITIES)
                        the industry, and in which a Fund invests, also
                        fluctuates. A Fund that invests in real estate
                        securities is also subject to the risks
                        associated with direct ownership of real estate.
                        Additional risks include declines in the value of
                        real estate, changes in general and local
                        economic conditions, increases in property taxes
                        and changes in tax laws and interest rates. The
                        value of securities of companies that service the
                        real estate industry may also be affected by such
                        risks.

-REITs                  REITs may be affected by changes in the value of    (UNDERLYING FUND:
                        the underlying properties owned by the REITs and    REAL ESTATE SECURITIES)
                        by the quality of any credit extended. Moreover,
                        the underlying portfolios of REITs may not be
                        diversified, and therefore are subject to the
                        risk of financing a single or a limited number of
                        projects. REITs are also dependent upon
                        management skills and are subject to heavy cash
                        flow dependency, defaults by borrowers,
                        self-liquidation and the possibility of failing
                        either to qualify for tax-free pass through of
                        income under federal tax laws or to maintain
                        their exemption from certain federal securities
                        laws.

MUNICIPAL OBLIGATIONS   Municipal obligations are affected by economic,     Balanced Strategy
                        business or political developments. These           Moderate Strategy
                        securities may be subject to provisions of          Conservative Strategy
                        litigation, bankruptcy and other laws affecting
                        the rights and remedies of creditors, or may        (UNDERLYING FUNDS:
                        become subject to future laws extending the time    DIVERSIFIED BOND
                        for payment of principal and/or interest, or        MULTISTRATEGY BOND
                        limiting the rights of municipalities to levy       SHORT TERM BOND)
                        taxes.

RISK ASSOCIATED WITH                       DESCRIPTION                            RELEVANT FUND
--------------------                       -----------                            -------------
REPURCHASE AGREEMENTS   Under a repurchase agreement, a bank or broker      (UNDERLYING FUNDS:
                        sells securities to a Fund and agrees to            DIVERSIFIED BOND
                        repurchase them at the Fund's cost plus interest.   SHORT TERM BOND
                        If the value of the securities declines and the     MULTISTRATEGY BOND)
                        bank or broker defaults on its repurchase
                        obligation, a Fund could incur a loss.

EXPOSING LIQUIDITY      By exposing its liquidity reserves to the equity    All Funds
RESERVES TO EQUITY      market principally by use of equity futures, a
MARKETS                 Fund's performance tends to correlate more          (UNDERLYING FUNDS:
                        closely to the performance of the market as a       DIVERSIFIED EQUITY
                        whole. Although this increases a Fund's             SPECIAL GROWTH
                        performance if equity markets rise, it reduces a    QUANTITATIVE EQUITY
                        Fund's performance if equity markets decline.       INTERNATIONAL SECURITIES
                                                                            REAL ESTATE SECURITIES)

SECURITIES LENDING      If a borrower of a Fund's securities fails          (ALL UNDERLYING FUNDS)
                        financially, the Fund's recovery of the loaned
                        securities may be delayed or the Fund may lose
                        its rights to the collateral which could result
                        in a loss to a Fund.

                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS


    Each LifePoints Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each LifePoints Fund on a quarterly basis, with payment being made in April, July, October and December.


CAPITAL GAINS DISTRIBUTIONS


    The Board intends to declare capital gain distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a LifePoints Fund as of October 31 of the current fiscal year. A LifePoints Fund may be required to make an additional distribution if necessary, in any year for operational or other reaons. Distributions that are declared in October, November, or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.


    In addition, the LifePoints Funds receive capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, the LifePoints Funds may generate capital gains through rebalancing the portfolios to meet the LifePoints Funds' allocation percentages.

BUYING A DIVIDEND


    If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a LifePoints Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.


AUTOMATIC REINVESTMENT


    Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional shares of the appropriate LifePoints Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the LifePoints Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.

                                     TAXES


    In general, distributions from a LifePoints Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the LifePoints Fund or receive them in cash. Any long-term capital gains distributed by a LifePoints Fund are taxable to you as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


    When you sell or exchange your shares of a LifePoints Fund, you may have a capital gain or loss. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.


    The LifePoints Funds make no representation as to the amount or variability of each Funds capital gain distributions which may vary as a function of several variables including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders redemption patterns and Fund cash equitization activity.


    LifePoints Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences in holding shares of a LifePoints Fund.


    By law, a LifePoints Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the LifePoints Fund to do so.


    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A LIFEPOINTS FUND.


    Additional information on these and other tax matters relating to the LifePoints Funds and their shareholders is included in the section entitled "Taxes" in the LifePoints Funds' Statement of Additional Information.


                       HOW NET ASSET VALUE IS DETERMINED

NET ASSET VALUE PER SHARE


    The net asset value per share is calculated for Shares of each class of each LifePoints Fund on each business day on which Shares are offered or redemption orders are tendered. For all LifePoints Funds, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays or Good Friday. All Underlying Funds and LifePoints Funds determine net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The determination is made by appraising each LifePoints Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying
Fund).

VALUATION OF PORTFOLIO SECURITIES



    Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a LifePoints Fund that invests in an Underlying Fund, such as the International Securities Fund, that holds portfolio securities listed primarily on foreign exchanges, the net asset value of both that Underlying Fund's and that LifePoints Fund's Shares may change on a day when you will not be able to purchase or redeem LifePoints Fund Shares. This is because the value of those portfolio securities may change on weekends or other days when the LifePoints Fund does not price its shares.


                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS


    The LifePoints Funds offer multiple classes of Shares: Class C Shares, Class D Shares, Class E Shares and Class S Shares.



        CLASS C SHARES participate in the Funds' Rule 12b-1 distribution plan and in the LifePoints Funds' shareholder services plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder services plan, the Class C Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class C Shares in the LifePoints Funds, and the distribution fee may cost an investor more than paying other types of sales charges.



        CLASS D SHARES participate in the Funds' Rule 12b-1 distribution plan and in the LifePoints Funds' shareholder services plan. Under the distribution plan, the Class D shares pay distribution fees of 0.25% annually for the sale and distribution of Class D Shares. Under the shareholder services plan, the Class D Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class D shareholders. Because both of these fees are paid out of the Class D Share assets on an ongoing basis, over time these fees will increase the cost of a Class D share investment in the LifePoints Funds, and the distribution fee may cost an investor more than paying other types of sales charges.



        CLASS E SHARES participate in the Funds' shareholder services plan. Under the shareholder services plan, the Class E Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder services fees are paid out of the Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the LifePoints Funds.



        CLASS S SHARES do not participate in either the Funds' distribution plan or the Funds' shareholder services plan.

                             HOW TO PURCHASE SHARES



    LifePoints Funds are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.



    For Class E and Class S Shares, there is a $2,500 required minimum investment for each account in each LifePoints Fund. Each LifePoints Fund reserves the right to change the categories of investors eligible to purchase its shares or the required minimum investment amount. You may be eligible to purchase Shares of the LifePoints Funds if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the LifePoints Funds' statement of additional information.



    Financial Intermediaries may charge their customers a fee for providing investment-related services. Financial Intermediaries that maintain omnibus accounts with the Funds may receive administrative fees from the Funds or their transfer agent. Financial Intermediaries may receive shareholder servicing compensation with respect to Class E Shares of the LifePoints Funds.


PAYING FOR SHARES


    You may purchase Shares of the LifePoints Funds through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per share calculated after the LifePoints Funds' receive your order in proper form (defined in the "Written Instructions" section), and accept the order.


    All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." The LifePoints Funds reserve the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. You will be responsible for any resulting loss to the Funds. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

OFFERING DATES AND TIMES


    Orders must be received by the LifePoints Funds prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when LifePoints Fund shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.


ORDER AND PAYMENT PROCEDURES


    Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed Application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.


BY MAIL

    For new accounts, please mail the completed Application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to the LifePoints Funds' Transfer Agent. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Third party checks will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

BY FEDERAL FUNDS WIRE

    You can pay for orders by wiring federal funds to the LifePoints Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

BY AUTOMATED CLEARING HOUSE ("ACH")

    You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.

AUTOMATED INVESTMENT PROGRAM


    You can make regular investments (minimum $50) in the LifePoints Funds in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each LifePoints Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.



THREE-DAY SETTLEMENT PROGRAM



    The LifePoints Funds will accept orders at the next computed net asset value through Financial Intermediaries to purchase Shares of the LifePoints Funds for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the program and agreed in writing to indemnify the LifePoints Funds against any losses resulting from non-receipt of payment.

                               EXCHANGE PRIVILEGE

BY MAIL OR TELEPHONE


    Through your Financial Intermediary, you may exchange Shares of any LifePoints Fund you own for shares of any other LifePoints Fund offered by this Prospectus on the basis of the current net asset value per share at the time of the exchange. Shares of a LifePoints Fund offered by this Prospectus may only be exchanged for shares of a fund offered by FRIC through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other funds, contact your Financial Intermediary.



    Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing to your Financial Intermediary.



    An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. The Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after the Funds received the exchange request in good order.


IN-KIND EXCHANGE OF SECURITIES


    FRIMCo, in its capacity as the LifePoints Funds' investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the applicable LifePoints Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.


    Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss for federal income tax purposes on the exchange. If you are contemplating an in-kind exchange you should consult your tax adviser.


    The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a LifePoints Fund will be valued in the same way the LifePoints Fund values its assets. Any interest earned on the securities following their delivery to the LifePoints Funds and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the LifePoints Fund, along with the securities. Please contact your Financial Intermediary for further information.

                              HOW TO REDEEM SHARES

    Shares of the LifePoints Funds may be redeemed through your Financial Intermediary on any business day the LifePoints Funds are open at the next net asset value per share calculated after the Funds' Transfer Agent receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

REDEMPTION DATES AND TIMES


    Redemption requests must be placed through a Financial Intermediary and received by the LifePoints Funds prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when LifePoints Fund shares are offered, or through the Systematic Withdrawal Program described below.


BY MAIL OR TELEPHONE

    You may redeem your shares by calling or writing to your Financial Intermediary. Written requests to sell shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

SYSTEMATIC WITHDRAWAL PROGRAM


    The LifePoints Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your shares under a systematic withdrawal program, it is a taxable transaction.


    You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

ACCOUNTS IN STREET NAME


    Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold LifePoints Fund shares through a brokerage account, employee benefit plan or bank trust fund, the LifePoints Funds may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your LifePoints Fund shares are held in an omnibus account.

                         PAYMENT OF REDEMPTION PROCEEDS

BY CHECK


    When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the LifePoints Funds receive a redemption request in proper form.


BY WIRE

    If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after the LifePoints Funds receive your redemption request. The LifePoints Funds may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                              WRITTEN INSTRUCTIONS

    PROPER FORM: Written instructions must be in proper form. They must include:

        A description of the request

        The name of the Fund(s)

        The class of shares, if applicable

        The account number(s)

        The amount of money or number of shares being purchased, exchanged,
    transferred or         redeemed

        The name(s) on the account(s)

        The signature(s) of all registered account owners

        For exchanges, the name of the Fund you are exchanging into

        Your daytime telephone number

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE


ACCOUNT TYPE                             REQUIREMENTS FOR WRITTEN REQUESTS
Individual, Joint Tenants, Tenants in    Written instructions must be signed by each
Common                                   shareholder, exactly as the names appear in the
                                         account registration.

UGMA or UTMA (custodial accounts for     Written instructions must be signed by the
minors)                                  custodian in his/her capacity as it appears in
                                         the account registration.

Corporation, Association                 Written instructions must be signed by authorized
                                         person(s), stating his/her capacity as indicated
                                         by the corporate resolution to act on the account
                                         and a copy of the corporate resolution, certified
                                         within the past 90 days, authorizing the signer
                                         to act.

Estate, Trust, Pension, Profit Sharing   Written instructions must be signed by all
Plan                                     trustees. If the name of the trustee(s) does not
                                         appear in the account registration, please
                                         provide a copy of the trust document certified
                                         within the last 60 days.

Joint tenancy shareholders whose         Written instructions must by signed by the
co-tenants are deceased                  surviving tenant(s). A certified copy of the
                                         death certificate must accompany the request.


SIGNATURE GUARANTEE

    The LifePoints Funds reserve the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.

                                ACCOUNT POLICIES

THIRD PARTY TRANSACTIONS


    If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.


REDEMPTION IN-KIND

    A Fund may pay for any portion of the redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

STALE CHECKS



    For the protection of shareholders and the LifePoints Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. The LifePoints Funds have adopted procedures described in the statement of additional information regarding the treatment of stale checks, or you may contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS


    The following financial highlights tables are intended to help you understand the LifePoints Funds' financial performance for the past 5 years (or, if a LifePoints Fund or Class has not been in operation for 5 years, since the beginning of operations for that LifePoints Fund or Class). Certain information reflects financial results for a single LifePoints Fund share throughout each year or period ended December 31. The total returns in the table represent how much your investment in a LifePoints Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the LifePoints Fund's financial statements, are included in the Funds' annual reports, which are available upon request. The information in the tables below represents the financial highlights for each of the LifePoints Fund's Class E Shares for the periods shown. No Class S Shares were issued during the periods shown.



CONSERVATIVE STRATEGY FUND--CLASS E SHARES
                                                                 YEARS ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998      1997*
                                                              --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 10.24     $ 9.88     $10.00
                                                              -------     ------     ------
INCOME FROM OPERATIONS
  Net investment income (a)(e)..............................      .49        .46        .07
  Net realized and unrealized gain (loss)...................      .06        .29        .07
                                                              -------     ------     ------
    Total income from operations............................      .55        .75        .14
                                                              -------     ------     ------
DISTRIBUTIONS
  From net investment income................................     (.60)      (.39)      (.10)
  From net realized gain....................................     (.05)        --       (.16)
                                                              -------     ------     ------
    Total distributions.....................................     (.65)      (.39)      (.26)
                                                              -------     ------     ------
NET ASSET VALUE, END OF PERIOD..............................  $ 10.14     $10.24     $ 9.88
                                                              =======     ======     ======
TOTAL RETURN (%)(b).........................................     5.54       7.70       1.36
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................   16,875      4,411         23
  Ratios to average net assets (%):
    Operating expenses, net (c).............................      .25        .25        .25
    Operating expenses, gross (d)...........................      .50       2.50         --
    Net investment income (b)...............................     4.76       4.41        .67
  Portfolio turnover rate (%)...............................   125.01     169.79       0.00


------------------------


* For the period November 7, 1997 (commencement of operations) to December 31, 1997.



(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for periods less than one year are annualized.



(d) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.



(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

MODERATE STRATEGY FUND--CLASS E SHARES
                                                                 YEARS ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998      1997*
                                                              --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 10.15    $  9.61     $10.00
                                                              -------    -------     ------
INCOME FROM OPERATIONS
  Net investment income (a)(e)..............................      .40        .39        .07
  Net realized and unrealized gain (loss)...................      .46        .57       (.08)
                                                              -------    -------     ------
    Total income from operations............................      .86        .96       (.01)
                                                              -------    -------     ------
DISTRIBUTIONS
  From net investment income................................     (.46)      (.41)      (.14)
  From net realized gain....................................     (.09)      (.01)      (.24)
                                                              -------    -------     ------
    Total distributions.....................................     (.55)      (.42)      (.38)
                                                              -------    -------     ------
NET ASSET VALUE, END OF PERIOD..............................  $ 10.46    $ 10.15     $ 9.61
                                                              =======    =======     ======
TOTAL RETURN (%)(b).........................................     8.65      10.19       (.06)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................   45,350     18,573        385
  Ratios to average net assets (%):
    Operating expenses, net (c).............................      .25        .25        .25
    Operating expenses, gross (d)...........................      .50        .94         --
    Net investment income (b)...............................     3.87       3.71       1.01
  Portfolio turnover rate (%)...............................   120.04     175.58       9.66


------------------------


* For the period October 2, 1997 (commencement of operations) to December 31, 1997.



(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for periods less than one year are annualized.



(d) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.



(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

BALANCED STRATEGY FUND--CLASS E SHARES
                                                                 YEARS ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998      1997*
                                                              --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $  10.12   $   9.46    $10.00
                                                              --------   --------    ------
INCOME FROM OPERATIONS
  Net investment income (a)(e)..............................       .30        .31       .09
  Net realized and unrealized gain (loss)...................       .86        .78       .02
                                                              --------   --------    ------
    Total income from operations............................      1.16       1.09       .11
                                                              --------   --------    ------
DISTRIBUTIONS
  From net investment income................................      (.42)      (.40)     (.24)
  From net realized gain....................................      (.12)      (.03)     (.41)
                                                              --------   --------    ------
    Total distributions.....................................      (.54)      (.43)     (.65)
                                                              --------   --------    ------
NET ASSET VALUE, END OF PERIOD..............................  $  10.74   $  10.12    $ 9.46
                                                              ========   ========    ======
TOTAL RETURN (%)(b).........................................     11.80      11.66      1.04
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................   295,542    161,108     3,554
  Ratios to average net assets (%):
    Operating expenses, net (c).............................       .25        .25       .25
    Operating expenses, gross (d)...........................       .50        .61        --
    Net investment income (b)...............................      2.89       3.05      1.30
  Portfolio turnover rate (%)...............................     64.63      78.85     29.58


------------------------


* For the period September 16, 1997 (commencement of operations) to December 31, 1997.



(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for the period less than one year are annualized.



(d) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.



(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

AGGRESSIVE STRATEGY FUND--CLASS E SHARES
                                                                 YEARS ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998      1997*
                                                              --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $   9.94   $  9.14     $10.00
                                                              --------   -------     ------
INCOME FROM OPERATIONS
  Net investment income (a)(e)..............................       .18       .19        .10
  Net realized and unrealized gain (loss)...................      1.56       .87       (.11)
                                                              --------   -------     ------
    Total income from operations............................      1.74      1.06       (.01)
                                                              --------   -------     ------
DISTRIBUTIONS
  From net investment income................................      (.35)     (.25)      (.31)
  From net realized gain....................................      (.16)     (.01)      (.54)
                                                              --------   -------     ------
    Total distributions.....................................      (.51)     (.26)      (.85)
                                                              --------   -------     ------
NET ASSET VALUE, END OF PERIOD..............................  $  11.17   $  9.94     $ 9.14
                                                              ========   =======     ======
TOTAL RETURN (%)(b).........................................     17.95     11.69       (.19)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................   167,677    62,188      5,307
  Ratios to average net assets (%):
    Operating expenses, net (c).............................       .25       .25        .25
    Operating expenses, gross (d)...........................       .50       .66         --
    Net investment income (b)...............................      1.73      1.88        .97
  Portfolio turnover rate (%)...............................     71.44     93.08      56.88


------------------------


* For the period September 16, 1997 (commencement of operations) to December 31, 1997.



(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for the periods less than one year are annualized.



(d) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.



(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

EQUITY AGGRESSIVE STRATEGY FUND--CLASS E SHARES
                                                                 YEARS ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998      1997*
                                                              --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $   9.80   $  8.83     $10.00
                                                              --------   -------     ------
INCOME FROM OPERATIONS
  Net investment income (a)(e)..............................       .10       .03        .09
  Net realized and unrealized gain (loss)...................      2.00      1.18       (.33)
                                                              --------   -------     ------
    Total income from operations............................      2.10      1.21       (.24)
                                                              --------   -------     ------
DISTRIBUTIONS
  From net investment income................................      (.35)     (.19)      (.33)
  From net realized gain....................................      (.16)     (.05)      (.60)
                                                              --------   -------     ------
    Total distributions.....................................      (.51)     (.24)      (.93)
                                                              --------   -------     ------
NET ASSET VALUE, END OF PERIOD..............................  $  11.39   $  9.80     $ 8.83
                                                              ========   =======     ======
TOTAL RETURN (%)(b).........................................     21.96     13.75      (2.42)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................   202,066    91,459      2,985
  Ratios to average net assets (%):
    Operating expenses, net (c).............................       .25       .25        .25
    Operating expenses, gross (d)...........................       .50       .62         --
    Net investment income (b)...............................       .99       .28        .45
  Portfolio turnover rate (%)...............................     76.20     73.95      48.30


------------------------


* For the period September 30, 1997 (commencement of operations) to December 31, 1997.



(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for periods less than one year are annualized.



(d) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.



(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

                           MONEY MANAGER INFORMATION


    The money managers have no affiliations with the LifePoints Funds or the LifePoints Funds' service providers other than their management of Underlying Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Funds in FRIC, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.


    This section identifies the money managers for the Underlying Funds in which the LifePoints Funds invest.

                            DIVERSIFIED EQUITY FUND

    ALLIANCE CAPITAL MANAGEMENT L.P., US Bank Place, 601 2nd Ave. South, Suite
       5000, Minneapolis, MN 55402-4322.


    BARCLAYS GLOBAL FUND ADVISORS, 45 Fremont Street, 17th Floor, San Francisco,
       CA 94105.



    EQUINOX CAPITAL MANAGEMENT, LLC, 590 Madison Avenue, 41st Floor, New York,
       NY 10022.


    JACOBS LEVY EQUITY MANAGEMENT, INC., 280 Corporate Center, 3 ADP Boulevard,
       Roseland, NJ 07068.


    MARSICO CAPITAL MANAGEMENT COMPANY, LLC, 1200 17th Street, Suite 1300,
       Denver, CO 80202.


    PEACHTREE ASSET MANAGEMENT, One Peachtree Center, Suite 4500, 303 Peachtree
       Street N.E., Atlanta, GA 30308.


    SANFORD C. BERNSTEIN & CO., INC., 767 Fifth Avenue, 21st Floor, New York, NY
       10153-0185.



    STRONG CAPITAL MANAGEMENT, INC., 100 Heritage Reserve, Menomonee Falls, WI
       53051.



    SUFFOLK CAPITAL MANAGEMENT, INC., 1633 Broadway, 40th Floor, New York, NY
       10019.



    TURNER INVESTMENT PARTNERS, INC., 1235 Westlakes Drive, Suite 350, Berwyn,
       PA 19312.


    WESTPEAK INVESTMENT ADVISORS, L.P., 1011 Walnut Street, Suite 400, Boulder,
       CO 80302.

                              SPECIAL GROWTH FUND


    CAPITALWORKS INVESTMENT PARTNERS, LLC, 401 West "A" Street, Suite 1675, San
       Diego, CA 92101.


    DELPHI MANAGEMENT, INC., 50 Rowes Wharf, Suite 440, Boston, MA 02110.


    FIDUCIARY TRUST COMPANY INTERNATIONAL, INC., 2 World Trade Center, New York,
       NY 10048-0772.


    GLOBEFLEX CAPITAL, L.P., 4365 Executive Drive, Suite 720, San Diego, CA
       92121.


    JACOBS LEVY EQUITY MANAGEMENT, INC., See: Diversified Equity Fund.

    SIRACH CAPITAL MANAGEMENT, INC., One Union Square, Suite 3323, 600
       University Street, Seattle, WA 98101.



    WESTPEAK INVESTMENT ADVISORS, L.P. See: Diversified Equity Fund.


                            QUANTITATIVE EQUITY FUND


    BARCLAYS GLOBAL FUND ADVISORS, See: Diversified Equity Fund.


    FRANKLIN PORTFOLIO ASSOCIATES LLC, Two International Place, 22nd Floor,
       Boston, MA 02110-4104.

    J.P. MORGAN INVESTMENT MANAGEMENT, INC., 522 Fifth Ave., 6th Floor, New
       York, NY 10036.

    JACOBS LEVY EQUITY MANAGEMENT, INC., See: Diversified Equity Fund.

                         INTERNATIONAL SECURITIES FUND


    DELAWARE INTERNATIONAL ADVISERS LTD., 80 Cheapside, 3rd Floor, London
       EC2V6EE England.



    FIDELITY MANAGEMENT TRUST COMPANY, 82 Devonshire Street, Boston, MA 02109.


    J.P. MORGAN INVESTMENT MANAGEMENT, INC., See: Quantitative Equity Fund.

    MASTHOLM ASSET MANAGEMENT, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue,
       WA 98004.


    MONTGOMERY ASSET MANAGEMENT, LLC, 101 California Street, 35th Floor, San
       Francisco, CA 94111



    OECHSLE INTERNATIONAL ADVISORS, LLC, One International Place, 23rd Floor,
       Boston, MA 02110.


    SANFORD C. BERNSTEIN & CO., INC., See: Diversified Equity Fund.

    THE BOSTON COMPANY ASSET MANAGEMENT, INC., One Boston Place, 14th Floor,
       Boston, MA 02108-4402.

                             EMERGING MARKETS FUND

    FOREIGN & COLONIAL EMERGING MARKETS LIMITED, Exchange House, Primrose
       Street, London, England EC2A 2NY.


    GENESIS ASSET MANAGERS LIMITED, 21 Knightsbridge, London SW1X 7LY England.



    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, 600 W. Broadway 29th Floor, San
       Diego, CA 92101.


    SANFORD C. BERNSTEIN & CO. INC., See: Diversified Equity Fund.


    SCHRODERS INVESTMENT MANAGEMENT NORTH AMERICA LIMITED, 31 Greshman Street,
       London EC2V 7QA England.


                          REAL ESTATE SECURITIES FUND


    AEW CAPITAL MANAGEMENT, L.P., 225 Franklin Street, Boston, MA 02110-2803.

    COHEN & STEERS CAPITAL MANAGEMENT, 757 Third Avenue, New York, NY 10017.



    SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP INCORPORATED, 11 South
       LaSalle Street, 2nd Floor, Chicago, IL 60603.


                             DIVERSIFIED BOND FUND

    LINCOLN CAPITAL MANAGEMENT COMPANY, See: Diversified Equity Fund.


    PACIFIC INVESTMENT MANAGEMENT COMPANY, 840 Newport Center Drive, Suite 360,
       P.O. Box 6430, Newport Beach, CA 92658-6430.


    STANDISH, AYER & WOOD, INC., One Financial Center, Boston, MA 02111.

                            MULTISTRATEGY BOND FUND

    LAZARD ASSET MANAGEMENT, 30 Rockefeller Plaza, New York, NY 10112-6300.

    MILLER, ANDERSON & SHERRERD, LLP, One Tower Bridge, W. Conshohocken, PA
       19428.

    PACIFIC INVESTMENT MANAGEMENT COMPANY, See: Diversified Bond Fund.


    STANDISH, AYER & WOOD, INC., See: Diversified Bond Fund.


                              SHORT TERM BOND FUND


    BLACKROCK FINANCIAL MANAGEMENT, INC., 345 Park Ave., 29th Floor, New York,
       NY 10154.


    STANDISH, AYER & WOOD, INC., See: Diversified Bond Fund.


    STW FIXED INCOME MANAGEMENT LTD., 200 East Carrillo Street, Suite 100, Santa
       Barbara, CA 93101-2143.



    WHEN CONSIDERING AN INVESTMENT IN THE LIFEPOINTS FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE LIFEPOINTS FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE LIFEPOINTS FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE LIFEPOINTS FUNDS. THE LIFEPOINTS FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL LIFEPOINTS FUND SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE LIFEPOINTS FUNDS OR IN THE UNDERLYING FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the LifePoints Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the LifePoints Funds' investments is available in the LifePoints Funds' annual and semiannual reports to shareholders. In each LifePoints Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the LifePoints Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the LifePoints Funds.

The annual report for each LifePoints Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting the LifePoints Funds at:

    Frank Russell Investment Company
    909 A Street
    Tacoma, WA 98402
    800-787-7354
    Fax: 253-591-3495
    Website: russell.com

You can review and copy information about the LifePoints Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330. You can obtain copies of this information upon paying a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Reports and other information about the LifePoints Funds are also available on the Commission's Internet website at sec.gov.

FRANK RUSSELL INVESTMENT COMPANY

Class E and S Shares:

Conservative Strategy Fund

Moderate Strategy Fund

Balanced Strategy Fund

Aggressive Strategy Fund

Equity Aggressive Strategy Fund


[RUSSELL LOGO]                    Distributor: Russell Fund Distributors, Inc.
                                                         SEC File No. 811-3153
                                                             36-08-090 (05/00)

INSTITUTIONAL FUNDS

                 FRANK RUSSELL INVESTMENT COMPANY

INSTITUTIONAL FUNDS

PROSPECTUS

CLASS E AND I SHARES:

EQUITY I FUND
EQUITY II FUND
EQUITY III FUND
EQUITY Q FUND
INTERNATIONAL FUND
FIXED INCOME I FUND
FIXED INCOME III FUND

CLASS E AND S SHARES:
EMERGING MARKETS FUND
REAL ESTATE SECURITIES FUND
SHORT TERM BOND FUND


MAY 1, 2000
909 A STREET, TACOMA, WA  98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

[RUSSELL LOGO]

                               TABLE OF CONTENTS


Risk/Return Summary.........................................      3
    Investment Objective, Principal Investment Strategies
     and Principal Risks....................................      3
    Performance.............................................     10
    Fees and Expenses.......................................     21
Summary Comparison of the Funds.............................     24
The Purpose of the Funds--Multi-Style, Multi-Manager
  Diversification...........................................     24
Investment Objective and Principal Investment Strategies....     26
Risks.......................................................     42
Management of the Funds.....................................     47
The Money Managers..........................................     49
Portfolio Turnover..........................................     50
Dividends and Distributions.................................     50
Taxes.......................................................     51
How Net Asset Value Is Determined...........................     52
Distribution and Shareholder Servicing Arrangements.........     52
How to Purchase Shares......................................     53
Exchange Privilege..........................................     55
How to Redeem Shares........................................     56
Payment of Redemption Proceeds..............................     57
Written Instructions........................................     57
Account Policies............................................     58
Financial Highlights........................................     60
Money Manager Information...................................     80

                              RISK/RETURN SUMMARY



   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS



EQUITY I FUND
---------------



INVESTMENT           To provide income and capital growth by investing
OBJECTIVE            principally in equity securities.

PRINCIPAL            The Equity I Fund invests primarily in common stocks of
INVESTMENT           medium and large capitalization companies, most of which are
STRATEGIES           US based.
                     The Fund employs a "multi-style, multi-manager" approach
                     whereby portions of the Fund are allocated to different
                     money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to
                     complement one another: a Growth Style, a Value Style and a
                     Market-Oriented Style. The Fund intends to be fully invested at all times.

PRINCIPAL RISKS      An investment in the Equity I Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are
                     those associated with investing in equity securities, using a multi-manager approach, securities lending and exposing
                     liquidity reserves to equity markets. Please refer to the
                     "Risks" section later in this Prospectus for further
                     details.



EQUITY II FUND
----------------



INVESTMENT           To maximize total return primarily through capital
OBJECTIVE            appreciation and assuming a higher level of volatility than the Equity I Fund.

PRINCIPAL            The Equity II Fund invests primarily in common stocks of
INVESTMENT           small and medium capitalization companies, most of which are
STRATEGIES           US based. The Fund's investments may include companies that have been publicly traded for less than five years and
                     smaller companies, such as companies not listed in the
                     Russell 2000-Registered Trademark- Index.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

PRINCIPAL RISKS      An investment in the Equity II Fund, like any investment,
                     has risks. The value of the Fund fluctuates and you could
                     lose money. The principal risks

                     of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. Please refer to the "Risks" section later in this Prospectus for further details.



EQUITY III FUND
----------------



INVESTMENT           To achieve a high level of current income while maintaining
OBJECTIVE            the potential for capital appreciation.

PRINCIPAL            The Equity III Fund invests primarily in common stocks of
INVESTMENT           medium and large capitalization companies, most of which are
STRATEGIES           US based. Because the Fund's investment objective is
                     primarily to provide a high level of current income, the
                     Fund generally pursues a value style of securities
                     selection.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses two principal investment styles intended to complement one another: a Yield Substyle and a Low
                     Price/Earnings Ratio Substyle. The Fund intends to be fully invested at all times.

PRINCIPAL RISKS      An investment in the Equity III Fund, like any investment, has risks. The value of the Fund fluctuates and you could
                     lose money. The principal risks of investing in the Fund are those associated with investing in equity securities,
                     particularly in using a value style of security selection, using a multi-manager approach, securities lending and
                     exposing liquidity reserves to equity markets. Please refer to the "Risks" section later in this Prospectus for further details on these risks.



EQUITY Q FUND
----------------



INVESTMENT           To provide a total return greater than the total return of
OBJECTIVE            the US stock market (as measured by the Russell
                     1000-Registered Trademark- Index over a market cycle of four to six years) while maintaining volatility and
                     diversification similar to the Russell 1000 Index.

PRINCIPAL            The Equity Q Fund invests primarily in common stocks of
INVESTMENT           medium and large capitalization companies which are
STRATEGIES           predominately US based. The Fund generally pursues a
                     market-oriented style of security selection, which
                     incorporates both a growth style and a value style, based on quantitative investment formulas which are mathematical
                     models based on statistical analysis. This style emphasizes investments in companies that appear to be undervalued
                     relative to their growth prospects.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000-Registered Trademark- Index. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets.

PRINCIPAL RISKS      An investment in the Equity Q Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are
                     those associated with investing in equity securities,
                     particularly in using a market-oriented style of security
                     selection, using a multi-manager approach, securities
                     lending and exposing liquidity reserves to equity markets.
                     Please refer to the "Risks" section later in this Prospectus for further details on these risks.



INTERNATIONAL FUND
----------------------



INVESTMENT           To provide favorable total return and additional
OBJECTIVE            diversification for US investors.

PRINCIPAL            The International Fund invests primarily in equity
INVESTMENT           securities issued by companies domiciled outside the US and
STRATEGIES           in depository receipts, which represent ownership of
                     securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly
                     Europe and the Far East) to maintain a high degree of
                     diversification among countries and currencies. This Fund
                     may be appropriate for investors who want to reduce their
                     investment portfolio's overall volatility by combining an
                     investment in this Fund with investments in US equities.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

PRINCIPAL RISKS      An investment in the International Fund, like any
                     investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in equity
                     securities, particularly in international securities, using a multi-manager

                     approach, securities lending and exposing liquidity reserves to equity markets. Please refer to the "Risks" section later in this Prospectus for further details on these risks.



EMERGING MARKETS FUND
----------------------------



INVESTMENT           To provide maximum total return, primarily through capital
OBJECTIVE            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from developed market
                     international portfolios by investing primarily in equity
                     securities.

PRINCIPAL            The Emerging Markets Fund will primarily invest in equity
INVESTMENT           securities of companies that are located in countries with
STRATEGIES           emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States,
                     Canada, Japan, Australia and most countries located in
                     Western Europe. The Fund seeks to maintain a broadly
                     diversified exposure to emerging market countries and
                     ordinarily will invest in the securities of issuers in at
                     least three different emerging market countries.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

PRINCIPAL RISKS      An investment in the Emerging Markets Fund, like any
                     investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in equity
                     securities, particularly in international and emerging
                     markets securities and using a multi-manager approach.
                     Please refer to the "Risks" section later in this Prospectus for further details on these risks.

REAL ESTATE SECURITIES FUND
--------------------------------



INVESTMENT           To generate a high level of total return through above
OBJECTIVE            average current income while maintaining the potential for capital appreciation.

PRINCIPAL            The Real Estate Securities Fund seeks to achieve its
INVESTMENT           objective by concentrating its investments in equity
STRATEGIES           securities of issuers whose value is derived primarily from development, management and market pricing of underlying
                     real estate properties. The Fund invests primarily in
                     securities of companies known as real estate investment
                     trusts (REITs) that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties.
                     The Fund may also invest in equity and debt securities of
                     other types of real estate-related companies. The Fund
                     invests in companies which are predominately US based.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                     The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

PRINCIPAL RISKS      An investment in the Real Estate Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in equity
                     securities, particularly in securities of companies
                     concentrated in the real estate market, using a
                     multi-manager approach, securities lending and exposing
                     liquidity reserves to equity markets. Please refer to the
                     "Risks" section later in this Prospectus for further
                     details.



SHORT TERM BOND FUND
--------------------------



INVESTMENT           The preservation of capital and the generation of current
OBJECTIVE            income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility
                     characteristics.

PRINCIPAL            The Short Term Bond Fund invests primarily in fixed-income
INVESTMENT           securities. In particular, the Fund holds debt securities
STRATEGIES           issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective
                     agencies and instrumentalities. It also holds
                     mortgage-backed securities, including collateralized
                     mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     The Fund may invest up to 10% of its assets in debt
                     securities that are rated below

                     investment grade. These securities are commonly referred to as "junk bonds."

                     The average weighted duration of the Fund's portfolio typically ranges within 15% of the average weighted duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was
                     1.6 years as of December 31, 1999, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

PRINCIPAL RISKS      An investment in the Short Term Bond Fund, like any
                     investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income
                     securities, investing in municipal obligations, repurchase agreements and international securities, employing
                     derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details on these risks.



FIXED INCOME I FUND
-----------------------



INVESTMENT           To provide effective diversification against equities and a
OBJECTIVE            stable level of cash flow by investing in fixed-income
                     securities.

PRINCIPAL            The Fixed Income I Fund invests primarily in investment
INVESTMENT           grade fixed- income securities. In particular, the Fund
STRATEGIES           holds debt securities issued or guaranteed by the US
                     government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).

                     The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was
                     5.0 years as of December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

PRINCIPAL RISKS      An investment in the Fixed Income I Fund, like any
                     investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in fixed-
                     income securities, municipal obligations, repurchase
                     agreements and international securities, employing
                     derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details on these risks.



FIXED INCOME III FUND
------------------------



INVESTMENT           To provide maximum total return, primarily through capital
OBJECTIVE            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from broad fixed-income market portfolios.

PRINCIPAL            The Fixed Income III Fund invests primarily in fixed-income
INVESTMENT           securities. In particular, the Fund holds debt securities
STRATEGIES           issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective
                     agencies and instrumentalities. It also holds
                     mortgage-backed securities, including collateralized
                     mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The
                     Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

                     The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was
                     5.0 years as of December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

PRINCIPAL RISKS      An investment in the Fixed Income III Fund, like any
                     investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in fixed-
                     income securities, including non-investment grade
                     fixed-income securities, investing in municipal obligations and international securities, employing derivatives and
                     using a multi-manager approach. Please refer to the "Risks"
                     section later in this Prospectus for further details.

                                  PERFORMANCE



    The following bar charts illustrate the risks of investing in the Funds by showing how the performance of Class I Shares of the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds and of Class S Shares of the Emerging Markets, Real Estate Securities and Short Term Bond Funds varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund's operations). For periods prior to April 1, 1995, performance results for each of the Funds, other than the Real Estate Securities Fund, do not reflect deduction of investment management fees. The return for Class E Shares may be lower than the Class I or Class S returns shown in the bar chart, depending upon the fees and expenses of that class. The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class I Shares or Class S Shares, as applicable, are set forth below the bar charts.



    The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of such Fund) compare with the returns of certain indexes that measure broad market performance.



    Returns for Class E Shares of each Fund prior to the date each Fund first issued Class E Shares are those of the Fund's Class I or Class S Shares and therefore do not reflect deduction of shareholder servicing fees. Each Fund commenced operations of its Class E Shares on the following dates: Emerging Markets Fund--September 22, 1998; Real Estate Securities Fund--November 4, 1996; Short Term Bond Fund--February 18, 1999; and all other Funds--May 14, 1999.



    The returns shown for the Class E Shares of the Real Estate Securities Fund reflect the deduction of Rule 12b-1 distribution fees from the date that Fund's Class E Shares were first issued, which is identified above, until May 18, 1998. Effective May 18, 1998, Class E Shares of the Real Estate Securities Fund no longer charged Rule 12b-1 distribution fees, which had reduced returns prior to that date. The results shown have not been increased to reflect the effect of the elimination of those fees.



    For periods prior to April 1, 1995, performance results for each Fund, except the Real Estate Securities Fund, do not reflect deduction of investment management fees.



    Past performance is no indication of future results.

--------------------------------------------------------------------------------


                                 EQUITY I FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS I


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -5.64%
1991  31.22%
1992   9.02%
1993  11.61%
1994   0.79%
1995  35.94%
1996  23.58%
1997  32.02%
1998  25.10%
1999  18.98%


                         BEST QUARTER: 22.53%  (4Q/98)
                        WORST QUARTER: (14.93)%  (3Q/90)



      ------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                      ------    -------    --------
      Class E...................................................   18.81%     26.93%     17.47%
      Class I...................................................   18.98      26.96      17.48
      Russell 1000-Registered Trademark- Index..................   20.91      28.05      18.13
      ------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                 EQUITY II FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS I


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -14.76%
1991   42.40%
1992   13.31%
1993   16.70%
1994   -2.60%
1995   28.67%
1996   18.51%
1997   28.66%
1998    0.70%
1999   22.60%


                         BEST QUARTER: 21.20%  (1Q/91)
                        WORST QUARTER: (22.61)%  (3Q/90)



      ------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                      ------    -------    --------
      Class E...................................................   22.41%     19.30%     14.21%
      Class I...................................................   22.60      19.34      14.23
      Russell 2500-TM- Index....................................   24.15      19.43      15.05
      ------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                EQUITY III FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS I


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -5.73%
1991  27.86%
1992  12.30%
1993  14.95%
1994   1.16%
1995  35.96%
1996  20.90%
1997  33.13%
1998  11.53%
1999   0.25%


                         BEST QUARTER: 16.54%  (1Q/91)
                        WORST QUARTER: (15.28)%  (3Q/90)



      -------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                       1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                       ------    -------    --------
      Class E....................................................   0.10%      19.55%     14.41%
      Class I....................................................   0.25       19.58      14.43
      Russell 1000-Registered Trademark- Value Index.............   7.35       23.07      15.60
      -------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                 EQUITY Q FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS I


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -4.81%
1991  32.14%
1992   9.97%
1993  13.80%
1994   0.99%
1995  37.91%
1996  23.67%
1997  33.07%
1998  25.98%
1999  21.96%


                         BEST QUARTER: 23.00%  (4Q/98)
                        WORST QUARTER: (14.37)%  (3Q/90)



      ------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                      ------    -------    --------
      Class E...................................................   21.85%     28.34%     18.66%
      Class I...................................................   21.96      28.36      18.67
      Russell 1000-Registered Trademark- Index..................   20.91      28.05      18.13
      ------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                               INTERNATIONAL FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS I


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -15.94%
1991   13.47%
1992   -6.11%
1993   35.56%
1994    5.38%
1995   10.71%
1996    7.98%
1997    0.58%
1998   13.52%
1999   30.46%


                         BEST QUARTER: 18.77%  (4Q/99)
                        WORST QUARTER: (18.43)%  (3Q/90)



      ------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                      ------    -------    --------
      Class E...................................................   30.26%     12.19%     8.56%
      Class I...................................................   30.46      12.22      8.58
      MSCI EAFE Index...........................................   27.30      13.15      7.34
      ------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                             EMERGING MARKETS FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS S


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994   -5.83%
1995   -8.21%
1996   12.26%
1997   -3.45%
1998  -27.57%
1999   49.03%


                         BEST QUARTER: 27.94%  (4Q/99)
                        WORST QUARTER: (21.64)%  (3Q/98)



      --------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS                                                        SINCE
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    INCEPTION*
      ---------------------------------------                      ------    -------    ----------
      Class E...................................................   48.71%     1.38%        5.31%
      Class S...................................................   49.03      1.44         5.35
      IFC Investable Composite Index............................   67.11      2.17         8.58
      --------------------------------------------------------------------------------------------


  ----------------------------


   *   The Emerging Markets Fund commenced operations on January 29, 1993.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                          REAL ESTATE SECURITIES FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS S


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -15.92%
1991   37.08%
1992   17.29%
1993   17.42%
1994    7.24%
1995   10.87%
1996   36.81%
1997   18.99%
1998  -15.94%
1999    0.55%


                         BEST QUARTER: 24.69%  (1Q/91)
                        WORST QUARTER: (14.24)%  (3Q/90)



      -------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                       1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                       ------    -------    --------
      Class E*...................................................    0.30%     8.50%       9.85%
      Class S....................................................    0.55      8.81       10.01
      NAREIT Equity REIT Index...................................   (4.62)     8.09        9.12
      -------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                              SHORT TERM BOND FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS S


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990   9.71%
1991  12.31%
1992   2.74%
1993   6.98%
1994   0.82%
1995   9.95%
1996   4.76%
1997   6.02%
1998   6.09%
1999   3.03%


                          BEST QUARTER: 3.90%  (4Q/91)
                        WORST QUARTER: (0.72)%  (1Q/94)



      --------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                        1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                        ------    -------    --------
      Class E.....................................................   2.81%      5.90%      6.16%
      Class S.....................................................   3.03       5.94       6.18
      Merrill Lynch 1-2.99 Years Treasury Index...................   3.06       6.51       6.59

      30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 1999            CURRENT
      --------------------------------------------------            --------
      Class E.....................................................   5.81%
      Class S.....................................................   6.13
      --------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------


       To obtain current 30-day yield information, please call 1-800-787-7354.

--------------------------------------------------------------------------------


                              FIXED INCOME I FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS I


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990   8.60%
1991  16.01%
1992   7.26%
1993  10.46%
1994  -2.97%
1995  18.03%
1996   3.75%
1997   9.42%
1998   8.37%
1999  -1.04%


                          BEST QUARTER: 5.78%  (2Q/95)
                        WORST QUARTER: (2.75)%  (1Q/94)



      --------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                        1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                        ------    -------    --------
      Class E.....................................................   (1.17)%    7.49%      7.59%
      Class I.....................................................   (1.04)     7.52       7.60
      Lehman Brothers Aggregate Bond Index........................   (0.82)     7.73       7.70

      30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 1999            CURRENT
      --------------------------------------------------            --------
      Class E.....................................................    6.39%
      Class I.....................................................    6.61
      --------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------


       To obtain current 30-day yield information, please call 1-800-787-7354.

--------------------------------------------------------------------------------


                             FIXED INCOME III FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS I


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994  -3.89%
1995  17.99%
1996   4.88%
1997   9.64%
1998   6.80%
1999  -0.29%


                          BEST QUARTER: 6.10%  (2Q/95)
                        WORST QUARTER: (3.12)%  (1Q/94)



      --------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS                                                        SINCE
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    INCEPTION*
      ---------------------------------------                      ------    -------    ----------
      Class E...................................................   (0.38)%    7.62%        6.33%
      Class I...................................................   (0.29)     7.63         6.34
      Lehman Brothers Aggregate Bond Index......................   (0.82)     7.73         6.21

      30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 1999          CURRENT
      --------------------------------------------------          --------
      Class E...................................................    6.47%
      Class I...................................................    6.34
      --------------------------------------------------------------------------------------------


  ----------------------------


   *   The Fixed Income III Fund commenced operations on January 29, 1993.


--------------------------------------------------------------------------------


       To obtain current 30-day yield information, please call 1-800-787-7354.

                               FEES AND EXPENSES



    The following tables describes the fees and expenses that you may pay if you buy and hold Shares of the Funds.


                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                         MAXIMUM SALES
                                         MAXIMUM SALES   CHARGE (LOAD)
                                         CHARGE (LOAD)    IMPOSED ON        MAXIMUM
                                          IMPOSED ON      REINVESTED     DEFERRED SALES   REDEMPTION   EXCHANGE
                                           PURCHASES       DIVIDENDS     CHARGE (LOAD)       FEES        FEES
                                           ---------       ---------     -------------       ----        ----
All Funds, Classes E, I and S..........      None            None             None           None        None


    If you purchase any class of Shares of certain Funds, you or your Financial Intermediary may pay an annual shareholder investment services fee directly to FRIMCo pursuant to a separate agreement with FRIMCo. The fee is calculated as a percentage of the amount you or your Financial Intermediary have invested in the Funds and may range from .00% to .40% of the amount invested.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)



                                                                     OTHER EXPENSES
                                                                       (INCLUDING
                                                                     ADMINISTRATIVE
                                                                        FEES AND        TOTAL ANNUAL
                                                         ADVISORY     SHAREHOLDER      FUND OPERATING
                                                           FEE*     SERVICING FEES)#      EXPENSE+
                                                           ----     ----------------      --------
CLASS E SHARES
  Equity I Fund........................................    0.55%          0.41%             0.96%
  Equity II Fund.......................................    0.70%          0.48%             1.18%
  Equity III Fund......................................    0.55%          0.49%             1.04%
  Equity Q Fund........................................    0.55%          0.42%             0.97%
  International Fund...................................    0.70%          0.58%             1.28%
  Fixed Income I Fund..................................    0.25%          0.41%             0.66%
  Fixed Income III Fund................................    0.50%          0.45%             0.95%
  Emerging Markets Fund................................    1.15%          1.01%             2.16%
  Real Estate Securities Fund..........................    0.80%          0.59%             1.39%
  Short Term Bond Fund.................................    0.45%          0.54%             0.99%
CLASS I SHARES
  Equity I Fund........................................    0.55%          0.14%             0.69%
  Equity II Fund.......................................    0.70%          0.22%             0.92%
  Equity III Fund......................................    0.55%          0.24%             0.79%
  Equity Q Fund........................................    0.55%          0.14%             0.69%
  International Fund...................................    0.70%          0.30%             1.00%
  Fixed Income I Fund..................................    0.25%          0.14%             0.39%
  Fixed Income III Fund................................    0.50%          0.19%             0.69%
CLASS S SHARES
  Emerging Markets Fund................................    1.15%          0.76%             1.91%
  Real Estate Securities Fund..........................    0.80%          0.34%             1.14%
  Short Term Bond Fund.................................    0.45%          0.29%             0.74%


------------------------------


* Each Fund may also pay, in addition to the fee set forth above, a fee which compensates the Funds' advisor, Frank Russell Investment Management Company (FRIMCo) for managing collateral which the Funds have received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.



# "Other Expenses" for Class E Shares have been restated to reflect current expenses and include a shareholder servicing fee of 0.25% of average daily net assets of the Funds' Class E Shares.



+ If you purchase any class of Shares of a Fund through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary which, in turn, may pay fees to FRIMCo for services FRIMCo provides to the intermediary. You should contact your financial intermediary for information concerning what additional fees, if any, will be charged.

EXAMPLE

    THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN EACH FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.


    The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of the period. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.


    Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
CLASS E:
  Equity I Fund.............................................   $   98     $  306     $  531     $1,177
  Equity II Fund............................................      120        375        650      1,433
  Equity III Fund...........................................      106        331        574      1,271
  Equity Q Fund.............................................       99        309        536      1,189
  International Fund........................................      130        405        701      1,544
  Fixed Income I Fund.......................................       67        210        367        822
  Fixed Income III Fund.....................................       97        303        526      1,167
  Emerging Markets Fund.....................................      219        676      1,159      2,493
  Real Estate Securities Fund...............................      142        441        761      1,669
  Short Term Bond Fund......................................      101        315        547      1,213
CLASS I:
  Equity I Fund.............................................   $   70     $  221     $  384     $  859
  Equity II Fund............................................       94        294        510      1,132
  Equity III Fund...........................................       81        253        439        978
  Equity Q Fund.............................................       70        221        384        859
  International Fund........................................      102        318        552      1,224
  Fixed Income I Fund.......................................       40        126        220        494
  Fixed Income III Fund.....................................       70        221        384        859
CLASS S:
  Emerging Markets Fund.....................................   $  194     $  600     $1,032     $2,233
  Real Estate Securities Fund...............................      116        362        627      1,384
  Short Term Bond Fund......................................       76        237        412        919

                        SUMMARY COMPARISON OF THE FUNDS


                                      ANTICIPATED   MAXIMUM
                                        EQUITY        DEBT
                FUND                   EXPOSURE     EXPOSURE                   FOCUS
------------------------------------  -----------   --------   --------------------------------------
Equity I Fund.......................    65-100%        35%     Income and capital growth
Equity II Fund......................    65-100%        35%     Maximum total return primarily through
                                                               capital appreciation
Equity III Fund.....................    65-100%        35%     Current income
Equity Q Fund.......................       100%         0%     Total return
International Fund..................    65-100%        35%     Total return
Fixed Income I Fund.................      0-35%       100%     Current income and diversification
Fixed Income III Fund...............         0%       100%     Maximum total return primarily through
                                                               capital appreciation
Emerging Markets Fund...............    65-100%        35%     Maximum total return primarily through
                                                               capital appreciation
Real Estate Securities Fund.........    65-100%        35%     Total return
Short Term Bond Fund................      0-35%       100%     Preservation of capital and generation
                                                               of current income


      THE PURPOSE OF THE FUNDS--MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION


    The Frank Russell Investment Company (FRIC) Funds (Funds) are offered through certain bank trust departments, registered investment advisers, broker-dealers or other financial services organizations that have been selected by the Funds' adviser or distributor (Financial Intermediaries). The Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's (FRIMCo) and Frank Russell Company's (Russell) "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services. Unlike most investment companies that have a single organization that acts as both administrator and investment adviser, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.


    Three functions form the core of Russell's consulting services:

    - OBJECTIVE SETTING: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

    - ASSET ALLOCATION: Allocating a client's assets among different asset classes--such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate--in a way most likely to achieve the client's objectives and desired returns.

    - MONEY MANAGER RESEARCH: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

    When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns.

    The Funds believe investors should seek to hold fully diversified portfolios that reflect both their own individual investment time horizons and their ability to accept risk. The Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more of the Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

    Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

    Studies have shown that no one investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

    The Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. The Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

    By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

    The Funds conduct their business through a number of service providers, who act on behalf of the Funds. FRIMCo, the Funds' administrator and investment adviser, performs the Funds' day to day corporate management and oversees the Funds' money managers. Each of the Funds' money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


EQUITY I FUND
---------------


INVESTMENT           To provide income and capital growth by investing
OBJECTIVE            principally in equity securities.

PRINCIPAL            The Equity I Fund invests primarily in common stocks of
INVESTMENT           medium and large capitalization companies most of which are
STRATEGIES           US based.
                     The Fund employs a "multi-style, multi-manager" approach
                     whereby portions of the Fund are allocated to different
                     money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to
                     complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector.

                     Additionally, the Fund is diversified by equity substyle.
                     For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EQUITY II FUND
----------------


INVESTMENT           To maximize total return primarily through capital
OBJECTIVE            appreciation and assuming a higher level of volatility than the Equity I Fund.

PRINCIPAL            The Equity II Fund invests primarily in common stocks of
INVESTMENT           small and medium capitalization companies most of which are
STRATEGIES           US based. The Fund's investments may include companies that have been publicly traded for less than five years and
                     smaller companies, such as companies not listed in the
                     Russell 2000-Registered Trademark- Index.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct, investment styles. The
                     Fund uses three principal investment styles intended to complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The
                     Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY III FUND
----------------


INVESTMENT           To achieve a high level of current income while maintaining
OBJECTIVE            the potential for capital appreciation.

PRINCIPAL            The Equity III Fund invests primarily in common stocks of
INVESTMENT           medium and large capitalization companies, most of which are
STRATEGIES           US-based. Because the Fund's investment objective is
                     primarily to provide a high level of current income, the
                     Fund generally pursues a value style of securities
                     selection, emphasizing investments in common stocks of
                     companies that appear to be undervalued relative to their
                     corporate worth, based on earnings, book or asset value,
                     revenues or cash flow.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses two principal investment styles intended to complement one another:

                         - YIELD SUBSTYLE emphasizes investments in equity securities with above-average yield relative to the market. Generally, these securities are issued by companies in the financial and utilities industries and, to a lesser extent, other industries.

                         - LOW PRICE/EARNINGS RATIO SUBSTYLE emphasizes investments in equity securities of companies that are considered undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors. From time to time, this substyle may also include investments in companies with above-average earnings growth prospects, if they appear to be undervalued in relation to their securities' historical price levels.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment substyle and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The
                     Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EQUITY Q FUND
----------------


INVESTMENT           To provide a total return greater than the total return of
OBJECTIVE            the US stock market (as measured by the Russell
                     1000-Registered Trademark- Index over a market cycle of four to six years) while maintaining volatility and
                     diversification similar to the Index.

PRINCIPAL            The Equity Q Fund invests primarily in common stocks of
INVESTMENT           medium and large capitalization companies which are
STRATEGIES           predominately US based. The Fund generally pursues a
                     market-oriented style of security selection, which
                     incorporates both a growth style and a value style, based on quantitative investment models which are mathematical
                     formulas based on statistical analysis. This style
                     emphasizes investments in companies that appear to be
                     undervalued relative to their growth prospects.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell
                     1000-Registered Trademark- Index. Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell
                     1000-Registered Trademark- Index. Each money manager performs this process independently from each other money manager.

                     The Russell 1000-Registered Trademark- Index consists of the
                     1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at December 31, 1999 had a capitalization of approximately $1.1 billion.

                     The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                     The Fund intends to be fully invested at all time. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL FUND
----------------------


INVESTMENT           To provide favorable total return and additional
OBJECTIVE            diversification for US investors.

PRINCIPAL            The International Fund invests primarily in equity
INVESTMENT           securities issued by companies domiciled outside the US and
STRATEGIES           in depository receipts which represent ownership of
                     securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly
                     Europe and the Far East) to maintain a high degree of
                     diversification among countries and currencies. Because
                     international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their
                     investment portfolio's overall volatility by combining an
                     investment in this Fund with investments in US equities.

                     The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The
                     Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND
----------------------------


INVESTMENT           To provide maximum total return primarily through capital
OBJECTIVE            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from developed market
                     international portfolios by investing primarily in equity
                     securities.

PRINCIPAL            The Emerging Markets Fund will primarily invest in equity
INVESTMENT           securities of companies that are located in countries with
STRATEGIES           emerging markets or that derive a majority of their revenues from operations in such countries. These companies are
                     referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market" country is a
                     country having an economy and market that the World Bank or the United Nations consider to be emerging or developing.
                     These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.

                     The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                     The Fund invests in common stocks of Emerging Market
                     Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                     Some emerging markets countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may include a further layering of expenses.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments (e.g., capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics). The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. A Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


REAL ESTATE SECURITIES FUND
--------------------------------


INVESTMENT           To generate a high level of total return through above
OBJECTIVE            average current income while maintaining the potential for capital appreciation.

PRINCIPAL            The Fund seeks to achieve its objective by concentrating its
INVESTMENT           investments in equity securities of issuers whose value is
STRATEGIES           derived primarily from development, management and market
                     pricing of underlying real estate properties.

                     The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominately US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND
--------------------------


INVESTMENT           The preservation of capital and the generation of current
OBJECTIVE            income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility
                     characteristics.

PRINCIPAL            The Short Term Bond Fund invests primarily in fixed-income
INVESTMENT           securities. In particular, the Fund holds debt securities
STRATEGIES           issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective
                     agencies and instrumentalities. It also holds
                     mortgage-backed securities, including collateralized
                     mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     From time to time, the Fund may invest in municipal debt
                     obligations.

                     The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                     The average weighted duration of the Fund's portfolio typically ranges within 15% of the average weighted duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was
                     1.6 years on December 31, 1999, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes, as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury
                     Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps
                     (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. The
                     Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


FIXED INCOME I FUND
-----------------------


INVESTMENT           To provide effective diversification against equities and a
OBJECTIVE            stable level of cash flow by investing in fixed-income
                     securities.

PRINCIPAL            The Fixed Income I Fund invests primarily in investment
INVESTMENT           grade fixed- income securities. In particular, the Fund
STRATEGIES           holds debt securities issued or guaranteed by the US
                     government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     From time to time, the Fund may invest in municipal debt
                     obligations.

                     The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was 5.0 years as of December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. In seeking investments that will produce cash flow, the Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps
                     (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. The
                     Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

FIXED INCOME III FUND
------------------------


INVESTMENT           To provide maximum total return primarily through capital
OBJECTIVE            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from broad fixed-income market portfolios.

PRINCIPAL            The Fixed Income III Fund invests primarily in fixed-income
INVESTMENT           securities. In particular, the Fund holds debt securities
STRATEGIES           issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective
                     agencies and instrumentalities. It also holds
                     mortgage-backed securities, including collateralized
                     mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     From time to time the Fund may invest in municipal debt
                     obligations.

                     The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by a Fund money manager to be of comparable quality. These securities are commonly referred to as "junk bonds."

                     The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was 5.0 years as of December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps
                     (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. The
                     Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                     RISKS



    An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates, and you could lose money. The following table describes principal types of risks that the Funds are subject to and lists next to each description those Funds most likely to be affected by the risk. Other Funds that are not listed may hold portfolio investments that are subject to one or more of the risks, but will not do so in a way that is expected to principally affect the performance of the Fund as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.



RISK ASSOCIATED WITH                          DESCRIPTION                             RELEVANT FUND
--------------------                          -----------                             -------------

MULTI-MANAGER         The investment styles employed by a Fund's Money Managers     All Funds
APPROACH              may not be complementary. The interplay of the various
                      strategies employed by a Fund's multiple Money Managers may result in a Fund holding a concentration of certain types of securities. This concentration may be beneficial or
                      detrimental to a Fund's performance depending upon the
                      performance of those securities and the overall economic
                      environment. The multi-manager approach could result in a
                      high level of portfolio turnover, resulting in higher Fund brokerage expenses and increased tax liability from a Fund's realization of capital gains.

EQUITY SECURITIES     The value of equity securities will rise and fall in          Equity I
                      response to the activities of the company that issued the     Equity II
                      stock, general market conditions and/or economic conditions.  Equity III
                                                                                    Equity Q
                                                                                    International
                                                                                    Emerging
                                                                                      Markets
                                                                                    Real Estate
                                                                                      Securities

-Value Stocks         Investments in value stocks are subject to risks that         Equity I
                      (i) their intrinsic values may never be realized by the       Equity II
                      market or (ii) such stock may turn out not to have been       Equity III
                      undervalued.                                                  Equity Q
                                                                                    International

-Growth Stocks        Growth company stocks may provide minimal dividends which     Equity I
                      could otherwise cushion stock prices in a market decline.     Equity II
                      The value of growth company stocks may rise and fall          Equity Q
                      significantly based, in part, on investors' perceptions of    International
                      the company, rather than on fundamental analysis of the
                      stocks.

RISK ASSOCIATED WITH                          DESCRIPTION                             RELEVANT FUND
--------------------                          -----------                             -------------
-Market-Oriented      Market-oriented investments are generally subject to the      Equity I
 Investments          risks associated with growth and value stocks.                Equity II
                                                                                    Equity Q
                                                                                    International

-Securities of Small  Investments in smaller companies may involve greater risks    Equity II
 Capitalization       because these companies generally have a limited track
 Companies            record. Smaller companies often have narrower markets and
                      more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of a
                      Fund's portfolio.

FIXED-INCOME          Prices of fixed-income securities rise and fall in response   Short Term
SECURITIES            to interest rate changes. Generally, when interest rates      Bond
                      rise, prices of fixed-income securities fall. The longer the  Fixed Income I duration of the security, the more sensitive the security is  Fixed Income III to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration, but would reduce its value by
                      approximately fifteen dollars if it had a 15-year duration.
                      There is also a risk that one or more of the securities will be downgraded in credit rating or go into default.
                      Lower-rated bonds generally have higher credit risks.

-Non-investment       Although lower rated debt securities generally offer a
 Grade Fixed-income   higher yield than higher rated debt securities, they involve
 Securities           higher risks. They are especially subject to:

                      - adverse changes in general economic conditions and in the industries in which their issuers are engaged,
                      - changes in the financial condition of their issuers and
                      - price fluctuations in response to changes in interest
                        rates.

                      As a result, issuers of lower rated debt securities are more  Short Term
                      likely than other issuers to miss principal and interest      Bond
                      payments or to default which could result in a loss to a      Fixed Income III
                      Fund.

RISK ASSOCIATED WITH                          DESCRIPTION                             RELEVANT FUND
--------------------                          -----------                             -------------
INTERNATIONAL         A Fund's return and net asset value may be significantly      International
SECURITIES            affected by political or economic conditions and regulatory   Emerging
                      requirements in a particular country. Foreign markets,          Markets
                      economies and political systems may be less stable than US    Short Term
                      markets, and changes in exchange rates of foreign currencies  Bond
                      can affect the value of a Fund's foreign assets. Foreign      Fixed Income I
                      laws and accounting standards typically are not as strict as  Fixed Income III they are in the US and there may be less public information available about foreign companies. Foreign securities
                      markets may be less liquid and have fewer transactions than
                      US securities markets. Additionally, international markets may experience delays and disruptions in securities
                      settlement procedures for a Fund's portfolio securities.

-Non-US Debt          A Fund's foreign debt securities are typically obligations    Short Term
 Securities           of sovereign governments and corporations. These securities   Bond
                      are particularly subject to a risk of default from political  Fixed Income I
                      instability.                                                  Fixed Income III

-Emerging Market      Investments in emerging or developing markets involve         Emerging
 Countries            exposure to economic structures that are generally less         Markets
                      diverse and mature, and to political systems which have less stability than those of more developed countries. Emerging market securities are subject to currency transfer
                      restrictions and may experience delays and disruptions in
                      securities settlement procedures for a Fund's portfolio
                      securities.

-Instruments of US    Non-US corporations and banks issuing dollar denominated      Short Term
 and Foreign Banks    instruments in the US are not necessarily subject to the      Bond
 and Branches and     same regulatory requirements that apply to US corporations    Fixed Income I
 Foreign              and banks, such as accounting, auditing and recordkeeping     Fixed Income III
 Corporations,        standards, the public availability of information and, for
 Including Yankee     banks, reserve requirements, loan limitations and
 Bonds                examinations. This increases the possibility that a non-US corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.

DERIVATIVES (E.G.     Price movements of a futures contract, option or structured   Short Term
FUTURES CONTRACTS,    note may not be identical to price movements of portfolio     Bond
OPTIONS ON FUTURES,   securities or a securities index resulting in the risk that,  Fixed Income I
INTEREST RATE SWAPS)  when a Fund buys a futures contract or option as a hedge,     Fixed Income III
                      the hedge may not be completely effective.

RISK ASSOCIATED WITH                          DESCRIPTION                             RELEVANT FUND
--------------------                          -----------                             -------------
REAL ESTATE           Just as real estate values go up and down, the value of the   Real Estate
SECURITIES            securities of companies involved in the industry, and in        Securities
                      which a Fund invests, also fluctuates. A Fund that invests in real estate securities is also subject to the risks
                      associated with direct ownership of real estate. Additional risks include declines in the value of real estate, changes in general and local economic conditions, increases in
                      property taxes and changes in tax laws and interest rates.
                      The value of securities of companies that service the real estate industry may also be affected by such risks.

-REITs                REITs may be affected by changes in the value of the          Real Estate
                      underlying properties owned by the REITs and by the quality     Securities
                      of any credit extended. Moreover, the underlying portfolios of REITs may not be diversified, and therefore are subject to the risk of financing a single or a limited number of
                      projects. REITs are also dependent upon management skills
                      and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing either to qualify for tax-free pass through of income under federal tax laws or to maintain their exemption from certain federal securities laws.

MUNICIPAL             Municipal obligations are affected by economic, business or   Fixed Income I
OBLIGATIONS           political developments. These securities may be subject to    Fixed Income III
                      provisions of litigation, bankruptcy and other laws           Short Term
                      affecting the rights and remedies of creditors, or may        Bond
                      become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of
                      municipalities to levy taxes.

REPURCHASE            Under a repurchase agreement, a bank or broker sells          Fixed Income I
AGREEMENTS            securities to a Fund and agrees to repurchase them at the     Fixed Income III
                      Fund's cost plus interest. If the value of the securities     Short Term
                      declines and the bank or broker defaults on its repurchase    Bond
                      obligation, a Fund could incur a loss.

EXPOSING LIQUIDITY    By exposing its liquidity reserves to the equity market,      Equity I
RESERVES TO EQUITY    principally by use of equity futures, a Fund's performance    Equity II
MARKETS               tends to correlate more closely to the performance of the     Equity III
                      market as a whole. Although this increases a Fund's           Equity Q
                      performance if equity markets rise, it reduces a Fund's       International
                      performance if equity markets decline.                        Real Estate
                                                                                      Securities

RISK ASSOCIATED WITH                          DESCRIPTION                             RELEVANT FUND
--------------------                          -----------                             -------------
SECURITIES LENDING    If a borrower of a Fund's securities fails financially, the   All Funds
                      Fund's recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral which could result in a loss to a Fund.



    AN INVESTMENT IN ANY OF THE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                            MANAGEMENT OF THE FUNDS


    The Funds' investment adviser is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and manages over $17 billion in more than 30 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.



    Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides the Funds and FRIMCo with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore, Singapore and Tokyo.


    Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance corporation headquartered in Milwaukee, Wisconsin. It leads the US in both individual life insurance sold annually and individual life insurance in force.

    FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them, and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

    FRIMCo's officers and employees who oversee the money managers are:

    - Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.


    - Mark D. Amberson, who has been a Portfolio Manager of FRIMCo since January 1998. From 1991 to 1997, Mr. Amberson was a Portfolio Manager in Russell's Money Market Trading Group. Mr. Amberson has, jointly with Mr. Burge, primary responsibility for management of the Fixed Income I, Diversified Bond, Short Term Bond, Fixed Income III, Tax Exempt Bond and Multistrategy Bond Funds.



    - Randal C. Burge, who has been Director of Global Fixed Income since January 2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia. Mr. Burge has, jointly with Mr. Amberson, primary responsibility for management of the Fixed Income I, Fixed Income III, Diversified Bond, Short Term Bond, Tax Exempt Bond and Multistrategy Bond Funds.



    - Jean Carter, who has been Director of Global Equities since January 2000. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.



    - Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates. Ms. Duncan has, jointly with Mr. Jornlin, primary responsibility for management of the International and International Securities Funds.



    - James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

    - James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo. From 1991 to 1995, Mr. Jornlin was a Senior Research Analyst with Russell. Mr. Jornlin has, jointly with Mr. Parish, primary responsibility for management of the Emerging Markets Fund, has, jointly Ms. Duncan, primary responsibility for the management of the International and International Securities Funds and has, jointly with Mr. Ogard, primary responsibility for the management of the Real Estate Securities Fund.



    - Eric W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000. Mr. Ogard has, jointly with Mr. Trittin and Mr. Tipple, primary responsibility for the management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds and has, jointly with Mr. Jornlin, primary responsibility for the management of the Real Estate Securities Fund.



    - Symon Parish, who has been an Associate Portfolio Manager of Frank Russell Company Limited, an affiliate of FRIMCo, since 1996. From 1994 to 1996, Mr. Parish was a client service executive in Russell's Auckland office. Mr. Parish has, jointly with Mr. Jornlin, primary responsibility for the Emerging Markets Fund.



    - Brian C. Tipple, who has been a Portfolio Manager of FRIMCo since July 1999. From 1991 to 1999, Mr. Tipple was a Client Executive with Frank Russell Trust Company. Mr. Tipple has, jointly with Mr. Ogard and
      Mr. Trittin, primary responsibility for the management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.



    - Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research Department with Russell. Mr. Trittin has, jointly with Mr. Ogard and Mr. Tipple, primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.



    The aggregate annual rate of advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of each Fund's average daily net assets: Equity I Fund, 0.60%; Equity II Fund, 0.75%;
Equity III Fund, 0.60%; Equity Q Fund, 0.60%; International Fund, 0.75%; Fixed Income I Fund, 0.30%; Fixed Income III Fund, 0.55%; Emerging Markets Fund, 1.20%; Real Estate Securities Fund, 0.85%; and Short Term Bond Fund, 0.50%. Of these aggregate amounts 0.05% is attributable to administrative services. Each Fund may also pay, in addition to the aggregate fees set forth above, a fee which compensates FRIMCo for managing collateral which the Funds have received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

                               THE MONEY MANAGERS

    Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Fund's Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Funds select money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in any Fund's selection or termination of a money manager.

    Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within the Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of the money managers' individual security selections.

                               PORTFOLIO TURNOVER


    The portfolio turnover rates for certain Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.


                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS


    Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income (if any), according to the following schedule:


DECLARED                                  PAYABLE                                   FUNDS
--------                                  -------                                   -----
Quarterly...............  Mid: April, July, October and December   Equity I, Equity II, Equity III,
                                                                   Equity Q, Real Estate Securities, Short
                                                                   Term Bond, Fixed Income I and Fixed
                                                                   Income III Funds

Annually................  Mid-December                             International and Emerging Markets
                                                                   Funds

CAPITAL GAINS DISTRIBUTIONS


    The Board intends to declare capital gain distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November, or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.


BUYING A DIVIDEND


    If you purchase shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.


AUTOMATIC REINVESTMENT


    Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company, c/o Boston Financial Data Services,
2 Heritage Drive, N. Quincy, MA 02171.


                                     TAXES


    In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.



    When you sell or exchange your shares of a Fund, you may have a capital gain or loss. Any loss incurred on the sale or exchange of a Fund's Shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gains dividends received with respect to such Shares. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.



    Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding shares of a Fund.



    When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of a Fund's assets is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.



    If you are a corporate investor, a portion of the dividends from net investment income paid by Equity I, Equity II, Equity III, Equity Q and Real Estate Securities Funds may generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

    By law, a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.


    Additional information on these and other tax matters relating to the Funds and their shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.


                       HOW NET ASSET VALUE IS DETERMINED

NET ASSET VALUE PER SHARE


    The net asset value per Share is calculated for Shares of each class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For all Funds, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays or Good Friday. All Funds determine net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.


VALUATION OF PORTFOLIO SECURITIES


    Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund, such as the International or Emerging Markets Funds, that holds portfolio securities that are listed primarily on foreign exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.


                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS


    The Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds offer multiple classes of Shares: Class E Shares and Class I Shares. The Emerging Markets, Real Estate Securities and Short Term Bond Funds offer multiples classes of shares: Class E Shares and Class S Shares.



        CLASS E SHARES participate in the Funds' shareholder servicing plan. Under the shareholder servicing plan, the Funds' Class E Shares pay daily fees equal to 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Funds' Class E share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.



        CLASS I AND CLASS S SHARES do not participate in the shareholder servicing plan.

                             HOW TO PURCHASE SHARES

    Funds are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.


    MINIMUM INVESTMENT FOR THE EQUITY I, EQUITY II, EQUITY III, EQUITY Q, INTERNATIONAL, FIXED INCOME I AND FIXED INCOME III FUNDS. For each of the Class E and Class I Shares of these Funds, there is a $250,000 minimum initial investment for each account in each Fund.



    MINIMUM INVESTMENT FOR THE EMERGING MARKETS, REAL ESTATE SECURITIES AND SHORT TERM BOND FUNDS. For each of the Class E and Class S Shares of these Funds, there is a minimum initial investment of $2,500 for each account in each Fund.



    Each Fund reserves the right to change the categories of investors eligible to purchase its shares or the required minimum investment amount. You may be eligible to purchase Fund shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' statement of additional information.



    Financial Intermediaries may charge their customers a fee for providing investment-related services. Financial Intermediaries that maintain omnibus accounts with the Funds may receive administrative fees from the Funds or their transfer agent. Financial Intermediaries may receive shareholder servicing compensation from the Funds' Distributor with respect to Class E Shares of the Funds.


PAYING FOR SHARES

    You may purchase shares of the Funds through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per share calculated after the Funds' receive your order in proper form (defined in the "Written Instructions" section), and accept the order.

    All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." The Funds reserve the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. You will be responsible for any resulting loss to the Funds. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

OFFERING DATES AND TIMES


    Orders must be received by the Funds prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Fund shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.

ORDER AND PAYMENT PROCEDURES


    Generally, you must place purchase orders for Shares of the Funds through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed Application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.


BY MAIL

    For new accounts, please mail the completed Application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to the Funds' Transfer Agent. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Third party checks will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

BY FEDERAL FUNDS WIRE

    You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

BY AUTOMATED CLEARING HOUSE ("ACH")

    You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.

AUTOMATED INVESTMENT PROGRAM


    You can make regular investments (minimum $50) in the Funds in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.



THREE-DAY SETTLEMENT PROGRAM



    The Funds will accept orders at the next computed net asset value from Financial Intermediaries to purchase Shares of the Funds for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the program and agreed in writing to indemnify the Funds against any losses resulting from non-receipt of payment.

                               EXCHANGE PRIVILEGE

BY MAIL OR TELEPHONE


    Through your Financial Intermediary, you may exchange Shares of any Fund you own for shares of any other Fund on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for Shares of a Fund offered by FRIC through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other Funds, contact your Financial Intermediary.



    Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing to your Financial Intermediary.



    An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. The Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after the Funds received the exchange request in good order.


IN-KIND EXCHANGE OF SECURITIES


    FRIMCo, in its capacity as the Funds' investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the applicable Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.


    Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss for federal income tax purposes on the exchange. If you are contemplating an in-kind exchange you should consult your tax adviser.


    The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to the Funds and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Fund, along with the securities. Please contact your Financial Intermediary for further information.

                              HOW TO REDEEM SHARES

    Shares of the Funds may be redeemed through your Financial Intermediary on any business day the Funds are open at the next net asset value per share calculated after the Funds' Transfer Agent receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

REDEMPTION DATES AND TIMES


    Redemption requests must be placed through a Financial Intermediary and received by the Funds prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Fund shares are offered, or through the Systematic Withdrawal Program described below.


BY MAIL OR TELEPHONE

    You may redeem your shares by calling or writing to your Financial Intermediary. Written requests to sell shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

SYSTEMATIC WITHDRAWAL PROGRAM


    The Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your shares under a systematic withdrawal program, it is a taxable transaction.


    You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

ACCOUNTS IN STREET NAME


    Many brokers, employee benefit plans and bank trusts combine their client's Fund holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Fund shares through a brokerage account, employee benefit plan or bank trust fund, the Funds may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                         PAYMENT OF REDEMPTION PROCEEDS

BY CHECK


    When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.


BY WIRE

    If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after the Funds receive your redemption request. The Funds may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                              WRITTEN INSTRUCTIONS

PROPER FORM: Written instructions must be in proper form. They must include:

    A description of the request

    The name of the Fund(s)

    The class of shares, if applicable

    The account number(s)

    The amount of money or number of shares being purchased, exchanged, transferred or redeemed

    The name(s) on the account(s)

    The signature(s) of all registered account owners

    For exchanges, the name of the Fund you are exchanging into

    Your daytime telephone number

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE


ACCOUNT TYPE                       REQUIREMENTS FOR WRITTEN REQUESTS
Individual, Joint Tenants,         Written instructions must be signed by each shareholder,
  Tenants in Common                  exactly as the names appear in the account registration.

UGMA or UTMA (custodial accounts   Written instructions must be signed by the custodian in
  for minors)                        his/her capacity as it appears in the account
                                     registration.

Corporation, Association           Written instructions must be signed by authorized person(s), stating his/her capacity as indicated by the corporate
                                     resolution to act on the account and a copy of the
                                     corporate resolution, certified within the past 90 days,
                                     authorizing the signer to act.

Estate, Trust, Pension, Profit     Written instructions must be signed by all trustees. If the
  Sharing Plan                       name of the trustee(s) does not appear in the account
                                     registration, please provide a copy of the trust document
                                     certified within the last 60 days.

Joint tenancy shareholders whose   Written instructions must by signed by the surviving
  co-tenants are deceased            tenant(s). A certified copy of the death certificate must
                                     accompany the request.


SIGNATURE GUARANTEE

    The Funds reserve the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.

                                ACCOUNT POLICIES

THIRD PARTY TRANSACTIONS


    If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.


REDEMPTION IN-KIND


    A Fund may pay for any portion of the redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

STALE CHECKS



    For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. The Funds have adopted procedures described in the statement of additional information regarding the treatment of stale checks, or you may contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS


    The following financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if a Fund or Class has not been in operation for 5 years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund share throughout each year or period ended
December 31. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request.



EQUITY I FUND--CLASS E SHARES



                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 38.01
                                                              -------
INCOME FROM OPERATIONS
  Net investment income (a).................................      .13
  Net realized and unrealized gain (loss)...................     3.11
                                                              -------
    Total income from operations............................     3.24
                                                              -------
DISTRIBUTIONS
  From net investment income................................     (.12)
  From net realized gain....................................    (3.62)
                                                              -------
    Total distributions.....................................    (3.74)
                                                              -------
NET ASSET VALUE, END OF PERIOD..............................  $ 37.51
                                                              =======
TOTAL RETURN (%)(b).........................................     8.97
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................   49,284
  Ratios to average net assets (%)(c):
    Operating expenses......................................      .95
    Net investment income...................................      .57
  Portfolio turnover rate (%)...............................   111.56


--------------------------


*   For the period May 14, 1999 (commencement of sale) to December 31, 1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

EQUITY I FUND--CLASS I SHARES


                                                                  YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------
                                                    1999         1998         1997        1996       1995
                                                 ----------   ----------   ----------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD...........  $    35.17   $    30.51   $    30.34   $  28.00   $  23.32
                                                 ----------   ----------   ----------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a)....................         .27          .27          .34        .42        .52
  Net realized and unrealized gain (loss)......        6.18         7.10         8.89       5.96       7.71
                                                 ----------   ----------   ----------   --------   --------
    Total income from operations...............        6.45         7.37         9.23       6.38       8.23
                                                 ----------   ----------   ----------   --------   --------
DISTRIBUTIONS
  From net investment income...................        (.28)        (.27)        (.34)      (.42)      (.52)
  From net realized gain.......................       (3.88)       (2.44)       (8.72)     (3.62)     (3.03)
                                                 ----------   ----------   ----------   --------   --------
    Total distributions........................       (4.16)       (2.71)       (9.06)     (4.04)     (3.55)
                                                 ----------   ----------   ----------   --------   --------
NET ASSET VALUE, END OF PERIOD.................  $    37.46   $    35.17   $    30.51   $  30.34   $  28.00
                                                 ==========   ==========   ==========   ========   ========
TOTAL RETURN (%)(b)............................       18.98        25.10        32.02      23.58      35.94
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).....   1,632,783    1,381,704    1,136,373    961,953    751,497
  Ratios to average net assets (%)(b):
    Operating expenses.........................         .69          .70          .70        .71        .59
    Net investment income......................         .72          .82          .96       1.38       1.91
  Portfolio turnover rate (%)..................      111.56       100.68       110.75      99.51      92.04


--------------------------


(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

EQUITY II FUND--CLASS E SHARES



                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 31.37
                                                              -------
INCOME FROM OPERATIONS
  Net investment income (a).................................      .02
  Net realized and unrealized gain (loss)...................     5.99
                                                              -------
    Total income from operations............................     6.01
                                                              -------
DISTRIBUTIONS
  From net investment income................................     (.01)
  From net realized gain....................................    (1.66)
                                                              -------
    Total distributions.....................................    (1.67)
                                                              -------
NET ASSET VALUE, END OF PERIOD..............................  $ 35.71
                                                              =======
TOTAL RETURN (%)(b).........................................    19.55
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................   33,525
  Ratios to average net assets (%)(c):
    Operating expenses......................................     1.17
    Net investment income...................................      .09
  Portfolio turnover rate (%)...............................   111.89


--------------------------


*   For the period May 14, 1999 (commencement of sale) to December 31, 1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

EQUITY II FUND--CLASS I SHARES


                                                                   YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------
                                                       1999       1998       1997       1996       1995
                                                     --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD...............  $  30.94   $  32.96   $  30.05   $  28.88   $  25.00
                                                     --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a)........................       .10        .09        .11        .16        .27
  Net realized and unrealized gain (loss)..........      6.68        .04       8.11       4.96       6.80
                                                     --------   --------   --------   --------   --------
    Total income from operations...................      6.78        .13       8.22       5.12       7.07
                                                     --------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income.......................      (.10)      (.10)      (.11)      (.16)      (.29)
  From net realized gain...........................     (1.91)     (2.05)     (5.20)     (3.79)     (2.90)
                                                     --------   --------   --------   --------   --------
    Total distributions............................     (2.01)     (2.15)     (5.31)     (3.95)     (3.19)
                                                     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.....................  $  35.71   $  30.94   $  32.96   $  30.05   $  28.88
                                                     ========   ========   ========   ========   ========
TOTAL RETURN (%)(b)................................     22.60        .70      28.66      18.51      28.67
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).........   752,530    533,819    482,159    365,955    279,566
  Ratios to average net assets (%)(b):
    Operating expenses.............................       .92        .91        .92        .95        .83
    Net investment income..........................       .31        .29        .35        .52        .97
  Portfolio turnover rate (%)......................    111.89     128.87     103.00     120.78      89.31


--------------------------


(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment service fees.

EQUITY III FUND--CLASS E SHARES



                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $  30.27
                                                              --------
INCOME FROM OPERATIONS
  Net investment income (a).................................       .21
  Net realized and unrealized gain (loss)...................     (2.12)
                                                              --------
    Total income from operations............................     (1.91)
                                                              --------
DISTRIBUTIONS
  From net investment income................................      (.25)
  From net realized gain....................................     (1.93)
                                                              --------
    Total distributions.....................................     (2.18)
                                                              --------
NET ASSET VALUE, END OF PERIOD..............................  $  26.18
                                                              ========
TOTAL RETURN (%)(b).........................................     (6.13)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................     7,927
  Ratios to average net assets (%)(c):
    Operating expenses......................................      1.03
    Net investment income...................................      1.25
  Portfolio turnover rate (%)...............................    146.28


--------------------------


*   For the period May 14, 1999 (commencement of sale) to December 31, 1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

EQUITY III FUND--CLASS I SHARES


                                                                   YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------
                                                       1999       1998       1997       1996       1995
                                                     --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD...............  $  29.12   $  29.80   $  29.68   $  29.11   $  24.18
                                                     --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a)........................       .40        .47        .60        .70        .82
  Net realized and unrealized gain (loss)..........      (.41)      2.75       8.69       5.10       7.73
                                                     --------   --------   --------   --------   --------
    Total income from operations...................      (.01)      3.22       9.29       5.80       8.55
                                                     --------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income.......................      (.40)      (.47)      (.61)      (.71)      (.83)
  From net realized gain...........................     (2.53)     (3.43)     (8.56)     (4.52)     (2.79)
                                                     --------   --------   --------   --------   --------
    Total distributions............................     (2.93)     (3.90)     (9.17)     (5.23)     (3.62)
                                                     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.....................  $  26.18   $  29.12   $  29.80   $  29.68   $  29.11
                                                     ========   ========   ========   ========   ========
TOTAL RETURN (%)(b)................................       .25      11.53      33.13      20.90      35.96
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).........   168,361    210,491    242,112    221,778    222,541
  Ratios to average net assets (%)(b):
    Operating expenses.............................       .79        .74        .78        .79        .65
    Net investment income..........................      1.39       1.54       1.77       2.23       2.90
  Portfolio turnover rate (%)......................    146.28     135.53     128.86     100.78     103.40


--------------------------


(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

EQUITY Q FUND--CLASS E SHARES



                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $  42.99
                                                              --------
INCOME FROM OPERATIONS
  Net investment income (a).................................       .14
  Net realized and unrealized gain (loss)...................      4.35
                                                              --------
    Total income from operations............................      4.49
                                                              --------
DISTRIBUTIONS
  From net investment income................................      (.24)
  From net realized gain....................................     (5.66)
                                                              --------
    Total distributions.....................................     (5.90)
                                                              --------
NET ASSET VALUE, END OF PERIOD..............................  $  41.58
                                                              ========
TOTAL RETURN (%)(b).........................................     11.01
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    30,746
  Ratios to average net assets (%)(c):
    Operating expenses......................................       .94
    Net investment income...................................       .55
  Portfolio turnover rate (%)...............................     90.16


--------------------------


*   For the period May 14, 1999 (commencement of sale) to December 31, 1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

EQUITY Q FUND--CLASS I SHARES


                                                                  YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------------
                                                     1999         1998        1997       1996       1995
                                                  ----------   ----------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD............  $    40.22   $    35.90   $  32.94   $  30.40   $  24.43
                                                  ----------   ----------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a).....................         .34          .32        .44        .58        .59
  Net realized and unrealized gain (loss).......        8.03         8.53      10.01       6.33       8.52
                                                  ----------   ----------   --------   --------   --------
    Total income from operations................        8.37         8.85      10.45       6.91       9.11
                                                  ----------   ----------   --------   --------   --------
DISTRIBUTIONS
  From net investment income....................        (.38)        (.32)      (.44)      (.59)      (.61)
  From net realized gain........................       (6.66)       (4.21)     (7.05)     (3.78)     (2.53)
                                                  ----------   ----------   --------   --------   --------
    Total distributions.........................       (7.04)       (4.53)     (7.49)     (4.37)     (3.14)
                                                  ----------   ----------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD..................  $    41.55   $    40.22   $  35.90   $  32.94   $  30.40
                                                  ==========   ==========   ========   ========   ========
TOTAL RETURN (%)(b).............................       21.96        25.98      33.07      23.67      37.91
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)......   1,363,336    1,175,900    987,760    818,281    620,259
  Ratios to average net assets (%)(b):
    Operating expenses..........................         .69          .69        .68        .71        .58
    Net investment income.......................         .80          .85       1.17       1.80       2.07
  Portfolio turnover rate (%)...................       90.16        74.56      94.89      74.59      74.00


--------------------------


(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

INTERNATIONAL FUND--CLASS E SHARES



                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $  39.07
                                                              --------
INCOME FROM OPERATIONS
  Net investment income (a).................................       .24
  Net realized and unrealized gain (loss)...................      9.73
                                                              --------
    Total income from operations............................      9.97
                                                              --------
DISTRIBUTIONS
  From net investment income................................      (.38)
  From net realized gain....................................     (1.98)
                                                              --------
    Total distributions.....................................     (2.36)
                                                              --------
NET ASSET VALUE, END OF PERIOD..............................  $  46.68
                                                              ========
TOTAL RETURN (%)(b).........................................     25.87
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    30,541
  Ratios to average net assets (%)(c):
    Operating expenses......................................      1.27
    Net investment income...................................       .92
  Portfolio turnover rate (%)...............................    118.99


--------------------------


*   For the period May 14, 1999 (commencement of sale) to December 31, 1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

INTERNATIONAL FUND--CLASS I SHARES


                                                                       YEARS ENDED DECEMBER 31,
                                                       --------------------------------------------------------
                                                          1999         1998        1997       1996       1995
                                                       ----------   ----------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD.................  $    38.03   $    34.60   $  37.39   $  36.26   $  34.28
                                                       ----------   ----------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a)..........................         .43          .52        .46        .44        .48
  Net realized and unrealized gain (loss)............       10.93         4.10       (.28)      2.41       3.16
                                                       ----------   ----------   --------   --------   --------
    Total income from operations.....................       11.36         4.62        .18       2.85       3.64
                                                       ----------   ----------   --------   --------   --------
DISTRIBUTIONS
  From net investment income.........................        (.48)        (.59)      (.55)      (.35)      (.72)
  From net realized gain.............................       (2.24)        (.60)     (2.42)     (1.37)      (.94)
                                                       ----------   ----------   --------   --------   --------
    Total distributions..............................       (2.72)       (1.19)     (2.97)     (1.72)     (1.66)
                                                       ----------   ----------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.......................  $    46.67   $    38.03   $  34.60   $  37.39   $  36.26
                                                       ==========   ==========   ========   ========   ========
TOTAL RETURN (%)(b)..................................       30.46        13.52        .58       7.98      10.71
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)...........   1,263,676    1,013,679    972,735    944,380    796,777
  Ratios to average net assets (%)(b):
    Operating expenses, net..........................        1.00          .98       1.00       1.04        .88
    Operating expenses, gross........................        1.00          .98       1.00       1.05        .89
    Net investment income............................        1.07         1.38       1.14       1.20       1.41
  Portfolio turnover rate (%)........................      118.99        64.47      79.45      42.69      36.78


--------------------------


(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

EMERGING MARKETS FUND--CLASS E SHARES


                                                                  YEARS ENDED
                                                                 DECEMBER 31,
                                                              -------------------
                                                                1999      1998*
                                                              --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $ 8.48     $ 7.37
                                                               ------     ------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...........................     (.04)      (.02)
  Net realized and unrealized gain (loss)...................     4.14       1.13
                                                               ------     ------
    Total income from operations............................     4.10       1.11
                                                               ------     ------
DISTRIBUTIONS
  From net investment income................................     (.07)        --
                                                               ------     ------
NET ASSET VALUE, END OF PERIOD..............................   $12.51     $ 8.48
                                                               ======     ======
TOTAL RETURN (%)(b).........................................    48.71      15.06
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    6,314         39
  Ratios to average net assets (%)(c)(d):
    Operating expenses......................................     2.17         --
    Net investment income (loss)............................     (.40)        --
  Portfolio turnover rate (%)...............................    94.85      59.35


--------------------------


*   For the period September 22, 1998 (commencement of sale) to December 31,
    1998.



(a) Average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for periods less than one year are annualized.



(d) The ratios for the period ended December 31, 1998 are not meaningful due to the Class's short period of operation.

EMERGING MARKETS FUND--CLASS S SHARES


                                                                        YEARS ENDED DECEMBER 31,
                                                          ----------------------------------------------------
                                                            1999       1998       1997       1996       1995
                                                          --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD....................  $   8.48   $  11.79   $  12.35   $  11.16   $  12.25
                                                          --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a).............................       .03        .12        .14        .10        .11
  Net realized and unrealized gain (loss)...............      4.10      (3.35)      (.56)      1.26      (1.12)
                                                          --------   --------   --------   --------   --------
    Total income from operations........................      4.13      (3.23)      (.42)      1.36      (1.01)
                                                          --------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income............................      (.09)      (.08)      (.14)      (.17)      (.05)
  From net realized gain................................        --         --         --         --       (.03)
                                                          --------   --------   --------   --------   --------
    Total distributions.................................      (.09)      (.08)      (.14)      (.17)      (.08)
                                                          --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD..........................  $  12.52   $   8.48   $  11.79   $  12.35   $  11.16
                                                          ========   ========   ========   ========   ========
TOTAL RETURN (%)(b).....................................     49.03     (27.57)     (3.45)     12.26      (8.21)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..............   430,794    294,349    333,052    271,490    172,673
  Ratios to average net assets (%)(b):
    Operating expenses, net.............................      1.91       1.75       1.64       1.71       1.75
    Operating expenses, gross...........................      1.91       1.75       1.64       1.72       1.80
    Net investment income...............................       .26       1.20        .87        .77        .88
  Portfolio turnover rate (%)...........................     94.85      59.35      50.60      34.62      71.16


--------------------------


(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

REAL ESTATE SECURITIES FUND--CLASS E SHARES


                                                                      YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------
                                                                1999       1998       1997      1996*
                                                              --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $24.27     $31.02     $29.18     $26.67
                                                               ------     ------     ------     ------
INCOME FROM OPERATIONS
  Net investment income (a).................................     1.28       1.26       1.14        .24
  Net realized and unrealized gain (loss)...................    (1.24)     (6.12)      3.95       3.85
                                                               ------     ------     ------     ------
      Total income from operations..........................      .04      (4.86)      5.09       4.09
                                                               ------     ------     ------     ------
DISTRIBUTIONS
  From net investment income................................    (1.55)     (1.43)     (1.04)      (.32)
  From net realized gain....................................       --       (.46)     (2.21)     (1.26)
                                                               ------     ------     ------     ------
      Total distributions...................................    (1.55)     (1.89)     (3.25)     (1.58)
                                                               ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD..............................   $22.76     $24.27     $31.02     $29.18
                                                               ======     ======     ======     ======
TOTAL RETURN (%)(b).........................................      .30     (16.25)     18.20      15.75
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    7,134        843        388        101
  Ratios to average net assets (%)(c):
    Operating expenses......................................     1.39       1.47       1.71       1.77
    Net investment income...................................     5.42       4.90       3.94       5.31
  Portfolio turnover rate (%)...............................    42.69      42.58      49.40      51.75


--------------------------


*   For the period November 4, 1996 (commencement of sale) to December 31, 1996.



(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for periods less than one year are not annualized.

REAL ESTATE SECURITIES FUND--CLASS S SHARES



                                                                   YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------
                                                       1999       1998       1997       1996       1995
                                                     --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD...............  $  24.44   $  30.86   $  29.19   $  23.51   $  22.53
                                                     --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a)........................      1.30       1.34       1.36       1.39       1.32
  Net realized and unrealized gain (loss)..........     (1.20)     (6.13)      3.93       6.89       1.03
                                                     --------   --------   --------   --------   --------
      Total income from operations.................       .10      (4.79)      5.29       8.28       2.35
                                                     --------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income.......................     (1.68)     (1.17)     (1.41)     (1.34)     (1.35)
  From net realized gain...........................        --       (.46)     (2.21)     (1.26)      (.02)
                                                     --------   --------   --------   --------   --------
      Total distributions..........................     (1.68)     (1.63)     (3.62)     (2.60)     (1.37)
                                                     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.....................  $  22.86   $  24.44   $  30.86   $  29.19   $  23.51
                                                     ========   ========   ========   ========   ========
TOTAL RETURN (%)...................................       .55     (15.94)     18.99      36.81      10.87
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).........   589,300    576,326    615,483    445,619    290,990
  Ratios to average net assets (%):
    Operating expenses.............................      1.14       1.05       1.02       1.04       1.04
    Net investment income..........................      5.41       4.93       4.57       5.64       6.10
  Portfolio turnover rate (%)......................     42.69      42.58      49.40      51.75      23.49


--------------------------


(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

SHORT TERM BOND FUND--CLASS E SHARES



                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $  18.51
                                                              --------
INCOME FROM OPERATIONS
  Net investment income (a).................................       .80
  Net realized and unrealized gain (loss)...................      (.34)
                                                              --------
    Total income from operations............................       .46
                                                              --------
DISTRIBUTIONS
  From net investment income................................      (.89)
                                                              --------
NET ASSET VALUE, END OF PERIOD..............................  $  18.08
                                                              ========
TOTAL RETURN (%)(b)                                               2.53
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................     8,693
  Ratios to average net assets (%)(c):
    Operating expenses......................................       .97
    Net investment income...................................      5.05
  Portfolio turnover rate (%)...............................    177.08


--------------------------


*   For the period February 18, 1999 (commencement of sale) to December 31,
    1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

SHORT TERM BOND FUND--CLASS S SHARES



                                                                   YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------
                                                       1999       1998       1997       1996       1995
                                                     --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD...............  $  18.46   $  18.35   $  18.36   $  18.55   $  17.98
                                                     --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a)........................       .90        .99       1.08       1.04       1.16
  Net realized and unrealized gain (loss)..........      (.36)       .11         --       (.19)       .59
                                                     --------   --------   --------   --------   --------
      Total income from operations.................       .54       1.10       1.08        .85       1.75
                                                     --------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income.......................      (.97)      (.99)     (1.09)     (1.04)     (1.18)
                                                     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.....................  $  18.03   $  18.46   $  18.35   $  18.36   $  18.55
                                                     ========   ========   ========   ========   ========
TOTAL RETURN (%)(b)................................      3.03       6.09       6.02       4.76       9.95
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands).........   447,590    260,539    229,470    222,983    183,577
  Ratios to average net assets (%)(b):
    Operating expenses.............................       .74        .66        .66        .70        .58
    Net investment income..........................      5.22       5.37       5.70       5.70       6.41
  Portfolio turnover rate (%)......................    177.08     129.85     213.14     264.40     269.31


--------------------------


(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

FIXED INCOME I FUND--CLASS E SHARES



                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 21.25
                                                              -------
INCOME FROM OPERATIONS
  Net investment income (a).................................      .74
  Net realized and unrealized gain (loss)...................     (.81)
                                                              -------
    Total income from operations............................     (.07)
                                                              -------
DISTRIBUTIONS
  From net investment income................................     (.88)
                                                              -------
NET ASSET VALUE, END OF PERIOD..............................  $ 20.30
                                                              =======
TOTAL RETURN (%)(b).........................................     (.32)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................   35,950
  Ratios to average net assets (%)(c):
    Operating expenses......................................      .66
    Net investment income...................................     5.79
  Portfolio turnover rate (%)...............................   138.69


--------------------------


*   For the period May 14, 1999 (commencement of sale) to December 31, 1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

FIXED INCOME I FUND--CLASS I SHARES



                                                                        YEARS ENDED DECEMBER 31,
                                                         ------------------------------------------------------
                                                            1999        1998       1997       1996       1995
                                                         ----------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD...................  $    21.76   $  21.51   $  20.99   $  21.59   $  19.59
                                                         ----------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a)............................        1.28       1.32       1.37       1.38       1.42
  Net realized and unrealized gain (loss) on
    investments........................................       (1.50)       .45        .54       (.62)      2.02
                                                         ----------   --------   --------   --------   --------
    Total income from operations.......................        (.22)      1.77       1.91        .76       3.44
                                                         ----------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income...........................       (1.25)     (1.31)     (1.39)     (1.36)     (1.44)
  From net realized gain...............................        (.02)      (.21)        --         --         --
                                                         ----------   --------   --------   --------   --------
    Total distributions................................       (1.27)     (1.52)     (1.39)     (1.36)     (1.44)
                                                         ----------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.........................  $    20.27   $  21.76   $  21.51   $  20.99   $  21.59
                                                         ==========   ========   ========   ========   ========
TOTAL RETURN (%)(b)....................................       (1.04)      8.37       9.42       3.75      18.03
RATIOS (%)/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).............   1,051,362    978,491    798,252    662,899    638,317
  Ratios to average net assets (%)(b):
    Operating expenses.................................         .39        .39        .42        .42        .35
    Net investment income..............................        6.05       6.03       6.54       6.57       6.82
  Portfolio turnover rate (%)..........................      138.69     226.70     165.81     147.31     138.05


--------------------------


(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

FIXED INCOME III FUND--CLASS E SHARES



                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 10.12
                                                              -------
INCOME FROM OPERATIONS
  Net investment income (a).................................      .35
  Net realized and unrealized gain (loss)...................     (.43)
                                                              -------
    Total income from operations............................     (.08)
                                                              -------
DISTRIBUTIONS
  From net investment income................................     (.43)
                                                              -------
NET ASSET VALUE, END OF PERIOD..............................  $  9.61
                                                              =======
TOTAL RETURN(%)(b)..........................................     (.83)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    2,367
  Ratios to average net assets (%)(c):
    Operating expenses......................................      .94
    Net investment income...................................     5.63
  Portfolio turnover rate (%)...............................   131.38


--------------------------


*   For the period May 14, 1999 (commencement of sale) to December 31, 1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

FIXED INCOME III FUND--CLASS I SHARES



                                                                        YEARS ENDED DECEMBER 31,
                                                         ------------------------------------------------------
                                                            1999        1998       1997       1996       1995
                                                         ----------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD...................  $    10.22   $  10.42   $  10.17   $  10.34   $   9.37
                                                         ----------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a)............................         .59        .62        .63        .64        .67
  Net realized and unrealized gain (loss)..............        (.62)       .08        .32       (.16)       .97
                                                         ----------   --------   --------   --------   --------
    Total income from operations.......................        (.03)       .70        .95        .48       1.64
                                                         ----------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income...........................        (.60)      (.62)      (.64)      (.65)      (.67)
  From net realized gain...............................          --       (.28)      (.06)        --         --
                                                         ----------   --------   --------   --------   --------
    Total distributions................................        (.60)      (.90)      (.70)      (.65)      (.67)
                                                         ----------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.........................  $     9.59   $  10.22   $  10.42   $  10.17   $  10.34
                                                         ==========   ========   ========   ========   ========
TOTAL RETURN (%).......................................        (.29)      6.80       9.64       4.88      17.99
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).............     467,268    462,190    382,433    292,077    252,465
  Ratios to average net assets (%):
    Operating expenses.................................         .69        .67        .70        .73        .61
    Net investment income..............................        5.91       5.91       6.13       6.32       6.83
  Portfolio turnover rate (%)..........................      131.38     342.49     274.84     144.26     141.37


--------------------------


(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

                           MONEY MANAGER INFORMATION


    The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Funds in FRIC, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly owned subsidiary, Frank Russell Trust Company.



                                 EQUITY I FUND


    ALLIANCE CAPITAL MANAGEMENT L.P., US Bank Place, 601 2nd Ave. South,
       Suite 5000, Minneapolis, MN 55402-4322.


    BARCLAYS GLOBAL FUND ADVISORS, 45 Fremont Street, 17th Floor, San Francisco,
       CA 94105.



    EQUINOX CAPITAL MANAGEMENT, LLC, 590 Madison Avenue, 41st Floor, New York,
       NY 10022.



    JACOBS LEVY EQUITY MANAGEMENT, INC., 280 Corporate Center, 3 ADP Boulevard,
       Roseland, NJ 07068.



    MARSICO CAPITAL MANAGEMENT, LLC, 1200 17th Street, Suite 1300, Denver, CO
       80202.


    PEACHTREE ASSET MANAGEMENT, One Peachtree Center, Suite 4500, 303 Peachtree
       Street N.E., Atlanta, GA 30308.


    SANFORD C. BERNSTEIN & CO., INC., 767 Fifth Avenue, 21st Floor, New York, NY
       10153-0185.



    STRONG CAPITAL MANAGEMENT, INC., 100 Heritage Reserve, Menomonee Falls, WI
       53051.


    SUFFOLK CAPITAL MANAGEMENT, INC., 1633 Broadway, 40th Floor, New York, NY
       10019.


    TURNER INVESTMENT PARTNERS, INC., 1235 Westlakes Drive, Suite 350, Berwyn,
       PA 19312.



    WESTPEAK INVESTMENT ADVISORS, L.P., 1011 Walnut Street, Suite 400, Boulder,
       CO 80302.



                                 EQUITY II FUND



    CAPITALWORKS INVESTMENT PARTNERS, LLC, 401 West "A" Street, Suite 1675, San
       Diego, CA 92101.


    DELPHI MANAGEMENT, INC., 50 Rowes Wharf, Suite 440, Boston, MA 02110.


    FIDUCIARY TRUST COMPANY INTERNATIONAL, INC., 2 World Trade Center, New York,
       NY 10048.


    GLOBEFLEX CAPITAL, L.P., 4365 Executive Drive, Suite 720, San Diego, CA
       92121.


    JACOBS LEVY EQUITY MANAGEMENT, INC., See: Equity I Fund.



    SIRACH CAPITAL MANAGEMENT, INC., One Union Square, Suite 3323, 600
       University Street, Seattle, WA 98101.



    WESTPEAK INVESTMENT ADVISORS, L.P., See Equity I Fund.

                                EQUITY III FUND



    BARCLAYS GLOBAL FUND ADVISORS, See: Equity I Fund.


    EQUINOX CAPITAL MANAGEMENT, INC., See: Equity I Fund.


    WESTPEAK INVESTMENT ADVISORS, L.P., See: Equity I Fund.



                                 EQUITY Q FUND



    BARCLAYS GLOBAL FUND ADVISORS, See: Equity I Fund.


    FRANKLIN PORTFOLIO ASSOCIATES LLC, Two International Place, 22nd Floor,
       Boston, MA 02110-4104.


    JACOBS LEVY EQUITY MANAGEMENT, INC. See: Equity I Fund.


    J.P. MORGAN INVESTMENT MANAGEMENT, INC., 522 Fifth Ave., 6th Floor, New
       York, NY 10036.


                               INTERNATIONAL FUND



    DELAWARE INTERNATIONAL ADVISERS LTD., 80 Cheapside, 3rd Floor, London
       EC2V6EE England.


    FIDELITY MANAGEMENT TRUST COMPANY, 82 Devonshire Street, Boston, MA 02109.

    J.P. MORGAN INVESTMENT MANAGEMENT, INC., See: Equity Q Fund.

    MASTHOLM ASSET MANAGEMENT, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue,
       WA 98004.


    MONTGOMERY ASSET MANAGEMENT, LLC, 101 California Street, 35th Floor, San
       Francisco, CA 94111.



    OECHSLE INTERNATIONAL ADVISORS, LLC, One International Place, 23rd Floor,
       Boston, MA 02110.


    SANFORD C. BERNSTEIN & CO., INC., See: Equity I Fund.

    THE BOSTON COMPANY ASSET MANAGEMENT, INC., One Boston Place, 14th Floor,
       Boston, MA 02108-4402.


                             EMERGING MARKETS FUND



    FOREIGN & COLONIAL EMERGING MARKETS LIMITED, Exchange House, Primrose
       Street, London EC2A 2NY England.



    GENESIS ASSET MANAGERS LIMITED, 21 Knightsbridge, London SW1X 7LY England.



    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, 600 W. Broadway, 29th Floor, San
       Diego, CA 92101.



    SANFORD C. BERNSTEIN & CO., INC., See: Equity I Fund.



    SCHRODERS INVESTMENT MANAGEMENT NORTH AMERICA LIMITED, 31 Greshman Street,
       London EC2V 7QA England.

                          REAL ESTATE SECURITIES FUND



    AEW CAPITAL MANAGEMENT, L.P., 225 Franklin Street, Boston, MA 02110-2803.



    COHEN & STEERS CAPITAL MANAGEMENT, 757 Third Avenue, New York, NY 10017.



    SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP INCORPORATED, 11 South
       LaSalle Street, 2nd Floor, Chicago, IL 60603.



                              SHORT TERM BOND FUND



    BLACKROCK FINANCIAL MANAGEMENT, INC., 345 Park Ave., 29th Floor, New York,
       NY 10154.


    STANDISH, AYER & WOOD, INC., One Financial Center, Boston, MA 02111.


    STW FIXED INCOME MANAGEMENT LTD., 200 East Carrillo Street, Suite 100, Santa
       Barbara, CA 93101-2143.



                              FIXED INCOME I FUND


    LINCOLN CAPITAL MANAGEMENT COMPANY, See: Equity I Fund.


    PACIFIC INVESTMENT MANAGEMENT COMPANY, 840 Newport Center Drive, Suite 360,
       P.O. Box 6430, Newport Beach, CA 92658-6430.


    STANDISH, AYER & WOOD, INC., See: Short Term Bond Fund.


                             FIXED INCOME III FUND



    LAZARD ASSET MANAGEMENT, 30 Rockefeller Plaza, New York, NY 10112-6300.



    MILLER, ANDERSON & SHERRERD, LLP, One Tower Bridge, W. Conshohocken, PA
       19428.


    PACIFIC INVESTMENT MANAGEMENT COMPANY, See: Fixed Income I Fund.

    STANDISH, AYER & WOOD, INC., See: Short Term Bond Fund.


    WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL FUND SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
       Frank Russell Investment Company
       909 A Street
       Tacoma, WA  98402
       Telephone: 1-800-787-7354
       Fax: 253-591-3495
       Website: russell.com


You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330. You can obtain copies of this information upon paying a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Reports and other information about the Funds are also available on the Commission's Internet website at sec.gov.

FRANK RUSSELL INVESTMENT COMPANY
  CLASS E AND I SHARES:
  Equity I Fund
  Equity II Fund
  Equity III Fund
  Equity Q Fund
  International Fund
  Fixed Income I Fund
  Fixed Income III Fund

  CLASSES E AND S SHARES:
  Emerging Markets Fund
  Real Estate Securities Fund
  Short Term Bond Fund

[RUSSELL LOGO]                 Distributor: Russell Fund Distributors, Inc.
                               SEC File No. 811-3153
                               36-08-057 (05/00)

INSTITUTIONAL FUNDS

                 FRANK RUSSELL INVESTMENT COMPANY

INSTITUTIONAL FUNDS


PROSPECTUS

CLASS Y SHARES:

EQUITY I FUND
EQUITY II FUND
EQUITY III FUND
EQUITY Q FUND
INTERNATIONAL FUND
FIXED INCOME I FUND
FIXED INCOME III FUND


CLASS S SHARES:
EMERGING MARKETS FUND
REAL ESTATE SECURITIES FUND
SHORT TERM BOND FUND


MAY 1, 2000
909 A STREET, TACOMA, WA  98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

[RUSSELL LOGO]

                               TABLE OF CONTENTS


Risk/Return Summary.........................................      3
    Investment Objectives, Principal Investment Strategies
     and Principal Risks....................................      3
    Performance.............................................     10
    Fees and Expenses.......................................     21
Summary Comparison of the Funds.............................     23
The Purpose of the Funds--Multi-Style, Multi-Manager
  Diversification...........................................     23
Investment Objective and Principal Investment Strategies....     25
Risks.......................................................     40
Management of the Funds.....................................     45
The Money Managers..........................................     47
Portfolio Turnover..........................................     47
Dividends and Distributions.................................     48
Taxes.......................................................     49
How Net Asset Value Is Determined...........................     50
How to Purchase Shares......................................     51
Exchange Privilege..........................................     53
How to Redeem Shares........................................     54
Payment of Redemption Proceeds..............................     55
Written Instructions........................................     55
Account Policies............................................     56
Financial Highlights........................................     58
Money Manager Information...................................     68

                              RISK/RETURN SUMMARY



   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS



EQUITY I FUND
---------------



INVESTMENT           To provide income and capital growth by investing
OBJECTIVE            principally in equity securities.

PRINCIPAL            The Equity I Fund invests primarily in common stocks of
INVESTMENT           medium and large capitalization companies, most of which are
STRATEGIES           US based.
                     The Fund employs a "multi-style, multi-manager" approach
                     whereby portions of the Fund are allocated to different
                     money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to
                     complement one another: a Growth Style, a Value Style and a
                     Market-Oriented Style. The Fund intends to be fully invested at all times.

PRINCIPAL RISKS      An investment in the Equity I Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are
                     those associated with investing in equity securities, using a multi-manager approach, securities lending and exposing
                     liquidity reserves to equity markets. Please refer to the
                     "Risks" section later in this Prospectus for further
                     details.



EQUITY II FUND
----------------



INVESTMENT           To maximize total return primarily through capital
OBJECTIVE            appreciation and assuming a higher level of volatility than the Equity I Fund.

PRINCIPAL            The Equity II Fund invests primarily in common stocks of
INVESTMENT           small and medium capitalization companies, most of which are
STRATEGIES           US based. The Fund's investments may include companies that have been publicly traded for less than five years and
                     smaller companies, such as companies not listed in the
                     Russell 2000-Registered Trademark- Index.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

PRINCIPAL RISKS      An investment in the Equity II Fund, like any investment,
                     has risks. The value of the Fund fluctuates and you could
                     lose money. The principal risks

                     of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. Please refer to the "Risks" section later in this Prospectus for further details.



EQUITY III FUND
----------------



INVESTMENT           To achieve a high level of current income while maintaining
OBJECTIVE            the potential for capital appreciation.

PRINCIPAL            The Equity III Fund invests primarily in common stocks of
INVESTMENT           medium and large capitalization companies, most of which are
STRATEGIES           US based. Because the Fund's investment objective is
                     primarily to provide a high level of current income, the
                     Fund generally pursues a value style of securities
                     selection.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses two principal investment styles intended to complement one another: a Yield Substyle and a Low
                     Price/Earnings Ratio Substyle. The Fund intends to be fully invested at all times.

PRINCIPAL RISKS      An investment in the Equity III Fund, like any investment, has risks. The value of the Fund fluctuates and you could
                     lose money. The principal risks of investing in the Fund are those associated with investing in equity securities,
                     particularly in using a value style of security selection, using a multi-manager approach, securities lending and
                     exposing liquidity reserves to equity markets. Please refer to the "Risks" section later in this Prospectus for further details.



EQUITY Q FUND
----------------



INVESTMENT           To provide a total return greater than the total return of
OBJECTIVE            the US stock market (as measured by the Russell
                     1000-Registered Trademark- Index over a market cycle of four to six years) while maintaining volatility and
                     diversification similar to the Russell 1000 Index.

PRINCIPAL            The Equity Q Fund invests primarily in common stocks of
INVESTMENT           medium and large capitalization companies, which are
STRATEGIES           predominately US based. The Fund generally pursues a
                     market-oriented style of security selection, which
                     incorporates both a growth style and a value style, based on quantitative investment formulas which are mathematical
                     models based on statistical analysis. This style emphasizes investments in companies that appear to be undervalued
                     relative to their growth prospects.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000-Registered Trademark-
                     Index. Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets.

PRINCIPAL RISKS      An investment in the Equity Q Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are
                     those associated with investing in equity securities,
                     particularly in using a market-oriented style of security
                     selection, using a multi-manager approach, securities
                     lending and exposing liquidity reserves to equity markets.
                     Please refer to the "Risks" section later in this Prospectus for further details.



INTERNATIONAL FUND
----------------------



INVESTMENT           To provide favorable total return and additional
OBJECTIVE            diversification for US investors.

PRINCIPAL            The International Fund invests primarily in equity
INVESTMENT           securities issued by companies domiciled outside the US and
STRATEGIES           in depository receipts, which represent ownership of
                     securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly
                     Europe and the Far East) to maintain a high degree of
                     diversification among countries and currencies. This Fund
                     may be appropriate for investors who want to reduce their
                     investment portfolio's overall volatility by combining an
                     investment in this Fund with investments in US equities.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

PRINCIPAL RISKS      An investment in the International Fund, like any
                     investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in equity
                     securities, particularly in international securities, using a multi-manager

                     approach, securities lending and exposing liquidity reserves to equity markets. Please refer to the "Risks" section later in this Prospectus for further details.



EMERGING MARKETS FUND
----------------------------



INVESTMENT           To provide maximum total return, primarily through capital
OBJECTIVE            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from developed market
                     international portfolios by investing primarily in equity
                     securities.

PRINCIPAL            The Emerging Markets Fund will primarily invest in equity
INVESTMENT           securities of companies that are located in countries with
STRATEGIES           emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States,
                     Canada, Japan, Australia and most countries located in
                     Western Europe. The Fund seeks to maintain a broadly
                     diversified exposure to emerging market countries and
                     ordinarily will invest in the securities of issuers in at
                     least three different emerging market countries.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

PRINCIPAL RISKS      An investment in the Emerging Markets Fund, like any
                     investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in equity
                     securities, particularly in international and emerging
                     markets securities and using a multi-manager approach.
                     Please refer to the "Risks" section later in this Prospectus for further details.



REAL ESTATE SECURITIES FUND
--------------------------------



INVESTMENT           To generate a high level of total return through above
OBJECTIVE            average current income while maintaining the potential for capital appreciation.

PRINCIPAL            The Real Estate Securities Fund seeks to achieve its
INVESTMENT           objective by concentrating its investments in equity
STRATEGIES           securities of issuers whose value is derived primarily from development, management and market pricing of underlying
                     real estate properties. The Fund invests primarily in
                     securities of companies known as real estate investment
                     trusts (REITs) that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties.
                     The Fund may also invest in equity and debt securities of

                     other types of real estate-related companies. The Fund invests in companies which are predominately US based.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                     The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

PRINCIPAL RISKS      An investment in the Real Estate Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in equity
                     securities, particularly in securities of companies
                     concentrated in the real estate market, using a
                     multi-manager approach, securities lending and exposing
                     liquidity reserves to equity markets. Please refer to the
                     "Risks" section later in this Prospectus for further
                     details.



SHORT TERM BOND FUND
--------------------------



INVESTMENT           The preservation of capital and the generation of current
OBJECTIVE            income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility
                     characteristics.

PRINCIPAL            The Short Term Bond Fund invests primarily in fixed-income
INVESTMENT           securities. In particular, the Fund holds debt securities
STRATEGIES           issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective
                     agencies and instrumentalities. It also holds
                     mortgage-backed securities, including collateralized
                     mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     The Fund may invest up to 10% of its assets in debt
                     securities that are rated below investment grade. These
                     securities are commonly referred to as "junk bonds."

                     The average weighted duration of the Fund's portfolio typically ranges within 15% of the average weighted duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was
                     1.6 years as of December 31, 1999, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

PRINCIPAL RISKS      An investment in the Short Term Bond Fund, like any
                     investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in fixed-income securities, investing in municipal obligations, repurchase agreements and international securities including
                     non-investment grade fixed-income securities, employing
                     derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.



FIXED INCOME I FUND
-----------------------



INVESTMENT           To provide effective diversification against equities and a
OBJECTIVE            stable level of cash flow by investing in fixed-income
                     securities.

PRINCIPAL            The Fixed Income I Fund invests primarily in investment
INVESTMENT           grade fixed- income securities. In particular, the Fund
STRATEGIES           holds debt securities issued or guaranteed by the US
                     government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).

                     The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was 5.0 years as of December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

PRINCIPAL RISKS      An investment in the Fixed Income I Fund, like any
                     investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in fixed-
                     income securities, municipal obligations, repurchase
                     agreements and international securities, employing
                     derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

FIXED INCOME III FUND
------------------------



INVESTMENT           To provide maximum total return, primarily through capital
OBJECTIVE            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from broad fixed-income market portfolios.

PRINCIPAL            The Fixed Income III Fund invests primarily in fixed-income
INVESTMENT           securities. In particular, the Fund holds debt securities
STRATEGIES           issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective
                     agencies and instrumentalities. It also holds
                     mortgage-backed securities, including collateralized
                     mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The
                     Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

                     The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was 5.0 years as of December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

PRINCIPAL RISKS      An investment in the Fixed Income III Fund, like any
                     investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in fixed-
                     income securities, including non-investment grade
                     fixed-income securities, investing in municipal obligations and international securities, employing derivatives and
                     using a multi-manager approach. Please refer to the "Risks"
                     section later in this Prospectus for further details.

                                  PERFORMANCE



    The following bar charts illustrate the risks of investing in the Funds by showing how the performance of the Class I Shares of the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds and of the Class S Shares of the Emerging Markets, Real Estate Securities and Short Term Bond Funds, varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund's operations). For periods prior to April 1, 1995, performance results for each of the Funds, other than the Real Estate Securities Fund, do not reflect deduction of investment management fees. The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class I Shares or Class S Shares, as applicable, are set forth below the bar charts.



    The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of such Fund) compare with the returns of certain indexes that measure broad market performance.



    Class I Shares are not offered in this Prospectus. For the periods shown, no Class Y Shares of the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I or Fixed Income III Funds were issued. Class I Shares and Class Y Shares will have substantially similar annual returns because the shares of each class are invested in the same portfolio of securities; annual returns for each class will differ only to the extent that the Class I Shares and Class Y Shares do not have the same expenses. Class Y expenses generally are expected to be lower than Class I expenses.



    Past performance is no indication of future results.

--------------------------------------------------------------------------------


                                 EQUITY I FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS I


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -5.64%

1991  31.22%

1992   9.02%

1993  11.61%

1994   0.79%

1995  35.94%

1996  23.58%

1997  32.02%

1998  25.10%

1999  18.98%


                          BEST QUARTER: 22.53% (4Q/98)
                        WORST QUARTER: (14.93)% (3Q/90)



      ------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                      ------    -------    --------
      Class I...................................................   18.98%     26.96%     17.48%
      Russell 1000-Registered Trademark- Index..................   20.91      28.05      18.13
      ------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                 EQUITY II FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS I


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -14.76%
1991   42.40%
1992   13.31%
1993   16.70%
1994   -2.60%
1995   28.67%
1996   18.51%
1997   28.66%
1998    0.70%
1999   22.60%


                          BEST QUARTER: 21.20% (1Q/91)



                        WORST QUARTER: (22.61)% (3Q/90)



      ------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                      ------    -------    --------
      Class I...................................................   22.60%     19.34%     14.23%
      Russell 2500-TM- Index....................................   24.15      19.43      15.05
      ------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                EQUITY III FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS I


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -5.73%
1991  27.86%
1992  12.30%
1993  14.95%
1994   1.16%
1995  35.96%
1996  20.90%
1997  33.13%
1998  11.53%
1999   0.25%


                          BEST QUARTER: 16.54% (1Q/91)



                        WORST QUARTER: (15.28)% (3Q/90)



      -------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                       1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                       ------    -------    --------
      Class I....................................................   0.25%      19.58%     14.43%
      Russell 1000-Registered Trademark- Value Index.............   7.35       23.07      15.60
      -------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                 EQUITY Q FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS I


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -4.81%
1991  32.14%
1992   9.97%
1993  13.80%
1994   0.99%
1995  37.91%
1996  23.67%
1997  33.07%
1998  25.98%
1999  21.96%


                          BEST QUARTER: 23.00% (4Q/98)



                        WORST QUARTER: (14.37)% (3Q/90)



      ------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                      ------    -------    --------
      Class I...................................................   21.96%     28.36%     18.67%
      Russell 1000-Registered Trademark- Index..................   20.91      28.05      18.13
      ------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                               INTERNATIONAL FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS I


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -15.94%
1991   13.47%
1992   -6.11%
1993   35.56%
1994    5.38%
1995   10.71%
1996    7.98%
1997    0.58%
1998   13.52%
1999   30.46%


                          BEST QUARTER: 18.77% (4Q/99)



                        WORST QUARTER: (18.43)% (3Q/90)



      ------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                      ------    -------    --------
      Class I...................................................   30.46%     12.22%     8.58%
      MSCI EAFE Index...........................................   27.30      13.15      7.34
      ------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                             EMERGING MARKETS FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS S


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994   -5.83%
1995   -8.21%
1996   12.26%
1997   -3.45%
1998  -27.57%
1999   49.03%


                          BEST QUARTER: 27.94% (4Q/99)



                        WORST QUARTER: (21.64)% (3Q/98)



      --------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS                                                        SINCE
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    INCEPTION*
      ---------------------------------------                      ------    -------    ----------
      Class S...................................................   49.03%     1.44%        5.35%
      IFC Investable Composite Index............................   67.11      2.17         8.58
      --------------------------------------------------------------------------------------------


  ----------------------------


   *   The Emerging Markets Fund commenced operations on January 29, 1993.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                          REAL ESTATE SECURITIES FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS S


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -15.92%
1991   37.08%
1992   17.29%
1993   17.42%
1994    7.24%
1995   10.87%
1996   36.81%
1997   18.99%
1998  -15.94%
1999    0.55%


                          BEST QUARTER: 24.69% (1Q/91)



                        WORST QUARTER: (14.24)% (3Q/90)



      -------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                       1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                       ------    -------    --------
      Class S....................................................    0.55%     8.81%      10.01%
      NAREIT Equity REIT Index...................................   (4.62)     8.09        9.12
      -------------------------------------------------------------------------------------------
      -------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                              SHORT TERM BOND FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS S


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990   9.71%
1991  12.31%
1992   2.74%
1993   6.98%
1994   0.82%
1995   9.95%
1996   4.76%
1997   6.02%
1998   6.09%
1999   3.03%


                          BEST QUARTER: 3.90% (4Q/91)



                         WORST QUARTER: (0.72)% (1Q/94)



      --------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                        1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                        ------    -------    --------
      Class S.....................................................   3.03%      5.94%      6.18%
      Merrill Lynch 1-2.99 Years Treasury Index...................   3.06       6.51       6.59

      30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 1999            CURRENT
      --------------------------------------------------            --------
      Class S.....................................................   6.13%
      --------------------------------------------------------------------------------------------
      --------------------------------------------------------------------------------------------



    To obtain current 30-day yield information, please call 1-800-787-7354.

--------------------------------------------------------------------------------


                              FIXED INCOME I FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS I


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990   8.60%
1991  16.01%
1992   7.26%
1993  10.46%
1994  -2.97%
1995  18.03%
1996   3.75%
1997   9.42%
1998   8.37%
1999  -1.04%


                          BEST QUARTER: 5.78% (2Q/95)



                         WORST QUARTER: (2.75)% (1Q/94)



      ------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                      ------    -------    --------
      Class I...................................................   (1.04)%    7.52%      7.60%
      Lehman Brothers Aggregate Bond Index......................   (0.82)     7.73       7.70

      30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 1999          CURRENT
      --------------------------------------------------          --------
      Class I...................................................    6.61%
      ------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------


    To obtain current 30-day yield information, please call 1-800-787-7354.

--------------------------------------------------------------------------------


                             FIXED INCOME III FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS I


]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994  -3.89%
1995  17.99%
1996   4.88%
1997   9.64%
1998   6.80%
1999  -0.29%


                          BEST QUARTER: 6.10% (2Q/95)



                         WORST QUARTER: (3.12)% (1Q/94)



      --------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS                                                        SINCE
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    INCEPTION*
      ---------------------------------------                      ------    -------    ----------
      Class I...................................................   (0.29)%    7.63%        6.34%
      Lehman Brothers Aggregate Bond Index......................   (0.82)     7.73         6.21

      30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 1999          CURRENT
      --------------------------------------------------          --------
      Class I...................................................    6.34%
      --------------------------------------------------------------------------------------------


  ----------------------------


   *   The Fixed Income III Fund commenced operations on January 29, 1993.


--------------------------------------------------------------------------------


    To obtain current 30-day yield information, please call 1-800-787-7354.

                               FEES AND EXPENSES



    The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.


                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                         MAXIMUM SALES
                                         MAXIMUM SALES   CHARGE (LOAD)
                                         CHARGE (LOAD)    IMPOSED ON        MAXIMUM
                                          IMPOSED ON      REINVESTED     DEFERRED SALES   REDEMPTION   EXCHANGE
                                           PURCHASES       DIVIDENDS     CHARGE (LOAD)       FEES        FEES
                                           ---------       ---------     -------------       ----        ----

All Funds (Classes S and Y)............      None            None             None           None        None



                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)



                                                                          OTHER
                                                                         EXPENSES
                                                                        (INCLUDING
                                                                      ADMINISTRATIVE
                                                                         FEES AND
                                                                       SHAREHOLDER      TOTAL ANNUAL
                                                           ADVISORY     SERVICING      FUND OPERATING
                                                             FEE*         FEES)          EXPENSES**
                                                             ----         -----          ----------
CLASS Y SHARES
Equity I Fund............................................    0.55%         0.06%            0.61%
Equity II Fund...........................................    0.70%         0.10%            0.80%
Equity III Fund..........................................    0.55%         0.14%            0.69%
Equity Q Fund............................................    0.55%         0.05%            0.60%
International Fund.......................................    0.70%         0.21%            0.91%
Fixed Income I Fund......................................    0.25%         0.06%            0.31%
Fixed Income III Fund....................................    0.50%         0.08%            0.58%

CLASS S SHARES
Emerging Markets Fund....................................    1.15%         0.76%            1.91%
Real Estate Securities Fund..............................    0.80%         0.34%            1.14%
Short Term Bond Fund.....................................    0.45%         0.29%            0.74%


------------------------


* Each Fund may also pay, in addition to the fee set forth above, a fee which compensates the Funds' advisor, Frank Russell Investment Management Company (FRIMCo) for managing collateral which the Funds have received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.



** If you purchase any class of Shares of the Fund through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your financial intermediary for information concerning what additional fees, if any, will be charged.

EXAMPLE

    THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN EACH FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.


    The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your Shares at the end of the period. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.


    Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
CLASS Y:
Equity I Fund...............................................    $ 62       $195      $  340     $  762
Equity II Fund..............................................      82        256         444        990
Equity III Fund.............................................      70        221         384        859
Equity Q Fund...............................................      61        192         335        750
International Fund..........................................      93        291         505      1,120
Fixed Income I Fund.........................................      32        100         174        394
Fixed Income III Fund.......................................      59        186         324        726

CLASS S:
Emerging Markets Fund.......................................    $194       $600      $1,032     $2,233
Real Estate Securities Fund.................................     116        362         627      1,384
Short Term Bond Fund........................................      76        237         412        919

                        SUMMARY COMPARISON OF THE FUNDS


                                  ANTICIPATED    MAXIMUM
                                    EQUITY        DEBT
              FUND                 EXPOSURE     EXPOSURE                    FOCUS
--------------------------------  -----------   ---------   --------------------------------------
Equity I Fund...................    65-100%        35%      Income and capital growth
Equity II Fund..................    65-100%        35%      Maximum total return primarily through
                                                            capital appreciation
Equity III Fund.................    65-100%        35%      Current income
Equity Q Fund...................       100%         0%      Total return
International Fund..............    65-100%        35%      Total return
Fixed Income I Fund.............      0-35%       100%      Current income and diversification
Fixed Income III Fund...........         0%       100%      Maximum total return primarily through
                                                            capital appreciation
Emerging Markets Fund...........    65-100%        35%      Maximum total return primarily through
                                                            capital appreciation
Real Estate Securities Fund.....    65-100%        35%      Total return
Short Term Bond Fund............      0-35%       100%      Preservation of capital and generation
                                                            of current income


      THE PURPOSE OF THE FUNDS--MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION


    The Frank Russell Investment Company (FRIC) Funds (Funds) are offered through certain bank trust departments, registered investment advisers, broker-dealers or other financial services organizations that have been selected by the Funds' adviser or distributor (Financial Intermediaries). The Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's (FRIMCo) and Frank Russell Company's (Russell) "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services. Unlike most investment companies that have a single organization that acts as both administrator and investment adviser, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.


    Three functions form the core of Russell's consulting services:

    - OBJECTIVE SETTING: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

    - ASSET ALLOCATION: Allocating a client's assets among different asset classes--such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate--in a way most likely to achieve the client's objectives and desired returns.

    - MONEY MANAGER RESEARCH: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

    When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns.

    The Funds believe investors should seek to hold fully diversified portfolios that reflect both their own individual investment time horizons and their ability to accept risk. The Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more of the Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

    Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

    Studies have shown that no one investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

    The Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. The Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

    By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

    The Funds conduct their business through a number of service providers, who act on behalf of the Funds. FRIMCo, the Funds' administrator and investment adviser, performs the Funds' day to day corporate management and oversees the Funds' money managers. Each of the Funds' money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


EQUITY I FUND
---------------


INVESTMENT           To provide income and capital growth by investing
OBJECTIVE            principally in equity securities.

PRINCIPAL            The Equity I Fund invests primarily in common stocks of
INVESTMENT           medium and large capitalization companies most of which are
STRATEGIES           US based.
                     The Fund employs a "multi-style, multi-manager" approach
                     whereby portions of the Fund are allocated to different
                     money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to
                     complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector.

                     Additionally, the Fund is diversified by equity substyle.
                     For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EQUITY II FUND
----------------


INVESTMENT           To maximize total return primarily through capital
OBJECTIVE            appreciation and assuming a higher level of volatility than the Equity I Fund.

PRINCIPAL            The Equity II Fund invests primarily in common stocks of
INVESTMENT           small and medium capitalization companies most of which are
STRATEGIES           US-based. The Fund's investments may include companies that have been publicly traded for less than five years and
                     smaller companies, such as companies not listed in the
                     Russell 2000-Registered Trademark- Index.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The
                     Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY III FUND
----------------


INVESTMENT           To achieve a high level of current income while maintaining
OBJECTIVE            the potential for capital appreciation.

PRINCIPAL            The Equity III Fund invests primarily in common stocks of
INVESTMENT           medium and large capitalization companies, most of which are
STRATEGIES           US based. Because the Fund's investment objective is
                     primarily to provide a high level of current income, the
                     Fund generally pursues a value style of securities
                     selection, emphasizing investments in common stocks of
                     companies that appear to be undervalued relative to their
                     corporate worth, based on earnings, book or asset value,
                     revenues, or cash flow.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses two principal investment styles intended to complement one another:

                         - YIELD SUBSTYLE emphasizes investments in equity securities with above-average yield relative to the market. Generally, these securities are issued by companies in the financial and utilities industries and, to a lesser extent, other industries.

                         - LOW PRICE/EARNINGS RATIO SUBSTYLE emphasizes investments in equity securities of companies that are considered undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors. From time to time, this substyle may also include investments in companies with above-average earnings growth prospects, if they appear to be undervalued in relation to their securities' historical price levels.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment substyle and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The
                     Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EQUITY Q FUND
----------------


INVESTMENT           To provide a total return greater than the total return of
OBJECTIVE            the US stock market (as measured by the Russell
                     1000-Registered Trademark- Index over a market cycle of four to six years) while maintaining volatility and
                     diversification similar to the Index.

PRINCIPAL            The Equity Q Fund invests primarily in common stocks of
INVESTMENT           medium and large capitalization companies which are
STRATEGIES           predominately US based. The Fund generally pursues a
                     market-oriented style of security selection, which
                     incorporates both a growth style and a value style, based on quantitative investment models which are mathematical
                     formulas based on statistical analysis. This style
                     emphasizes investments in companies that appear to be
                     undervalued relative to their growth prospects.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell
                     1000-Registered Trademark- Index. Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell
                     1000-Registered Trademark- Index. Each money manager performs this process independently from each other money manager.

                     The Russell 1000-Registered Trademark- Index consists of the
                     1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at December 31, 1999 had a capitalization of approximately $1.1 billion.

                     The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL FUND
----------------------


INVESTMENT           To provide favorable total return and additional
OBJECTIVE            diversification for US investors.

PRINCIPAL            The International Fund invests primarily in equity
INVESTMENT           securities issued by companies domiciled outside the US and
STRATEGIES           in depository receipts which represent ownership of
                     securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly
                     Europe and the Far East) to maintain a high degree of
                     diversification among countries and currencies. Because
                     international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their
                     investment portfolio's overall volatility by combining an
                     investment in this Fund with investments in US equities.

                     The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The
                     Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EMERGING MARKETS FUND
----------------------------


INVESTMENT           To provide maximum total return primarily through capital
OBJECTIVE            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from developed market
                     international portfolios by investing primarily in equity
                     securities.

PRINCIPAL            The Emerging Markets Fund will primarily invest in equity
INVESTMENT           securities of companies that are located in countries with
STRATEGIES           emerging markets or that derive a majority of their revenues from operations in such countries. These companies are
                     referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market" country is a
                     country having an economy and market that the World Bank or the United Nations consider to be emerging or developing.
                     These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.

                     The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                     The Fund invests in common stocks of Emerging Market
                     Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                     Some emerging markets countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may include a further layering of expenses.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments (e.g., capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics). The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. A Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

REAL ESTATE SECURITIES FUND
--------------------------------


INVESTMENT           To generate a high level of total return through above
OBJECTIVE            average current income while maintaining the potential for capital appreciation.

PRINCIPAL            The Fund seeks to achieve its objective by concentrating its
INVESTMENT           investments in equity securities of issuers whose value is
STRATEGIES           derived primarily from development, management and market
                     pricing of underlying real estate properties.

                     The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominately US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash of US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SHORT TERM BOND FUND
--------------------------


INVESTMENT           The preservation of capital and the generation of current
OBJECTIVE            income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility
                     characteristics.

PRINCIPAL            The Short Term Bond Fund invests primarily in fixed-income
INVESTMENT           securities. In particular, the Fund holds debt securities
STRATEGIES           issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective
                     agencies and instrumentalities. It also holds
                     mortgage-backed securities, including collateralized
                     mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     From time to time, the Fund may invest in municipal debt
                     obligations.

                     The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                     The average weighted duration of the Fund's portfolio typically ranges within 15% of the average weighted duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was
                     1.6 years on December 31, 1999, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes, as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury
                     Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts, and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps
                     (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. The
                     Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


FIXED INCOME I FUND
-----------------------


INVESTMENT           To provide effective diversification against equities and a
OBJECTIVE            stable level of cash flow by investing in fixed-income
                     securities.

PRINCIPAL            The Fixed Income I Fund invests primarily in investment
INVESTMENT           grade fixed- income securities. In particular, the Fund
STRATEGIES           holds debt securities issued or guaranteed by the US
                     government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     From time to time, the Fund may invest in municipal debt
                     obligations.

                     The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was
                     5.0 years as of December 31, 1999, but

                     may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. In seeking investments that will produce cash flow, the Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps
                     (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. The
                     Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

FIXED INCOME III FUND
------------------------


INVESTMENT           To provide maximum total return primarily through capital
OBJECTIVE            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from broad fixed-income market portfolios.

PRINCIPAL            The Fixed Income III Fund invests primarily in fixed-income
INVESTMENT           securities. In particular, the Fund holds debt securities
STRATEGIES           issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective
                     agencies and instrumentalities. It also holds
                     mortgage-backed securities, including collateralized
                     mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     From time to time the Fund may invest in municipal debt
                     obligations.

                     The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by a Fund money manager to be of comparable quality. These securities are commonly referred to as "junk bonds."

                     The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was
                     5.0 years as of December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps
                     (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. The
                     Fund invests in liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                     RISKS



    An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates, and you could lose money. The following table describes principal types of risks that the Funds are subject to and lists next to each description those Funds most likely to be affected by the risk. Other Funds that are not listed may hold portfolio investments that are subject to one or more of the risks, but will not do so in a way that is expected to principally affect the performance of the Fund as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.



RISK ASSOCIATED WITH:                         DESCRIPTION                          RELEVANT FUND
---------------------                         -----------                          -------------

MULTI-MANAGER           The investment styles employed by a Fund's Money          All Funds
APPROACH                Managers may not be complementary. The interplay of the
                        various strategies employed by a Fund's multiple money
                        managers may result in a Fund holding a concentration
                        of certain types of securities. This concentration may
                        be beneficial or detrimental to a Fund's performance
                        depending upon the performance of those securities and
                        the overall economic environment. The multi-manager
                        approach could result in a high level of portfolio
                        turnover, resulting in higher Fund brokerage expenses
                        and increased tax liability from a Fund's realization
                        of capital gains

EQUITY SECURITIES       The value of equity securities will rise and fall in      Equity I
                        response to the activities of the company that issued     Equity II
                        the stock, general market conditions and/or economic      Equity III
                        conditions.                                               Equity Q
                                                                                  International
                                                                                  Emerging
                                                                                  Markets
                                                                                  Real Estate
                                                                                  Securities

-Value Stocks           Investments in value stocks are subject to risks that     Equity I
                        (i) their intrinsic values may never be realized by       Equity II
                        the market or (ii) such stock may turn out not to have    Equity III
                        been undervalued.                                         Equity Q
                                                                                  International

-Growth Stocks          Growth company stocks may provide minimal dividends       Equity I
                        which could otherwise cushion stock prices in a market    Equity II
                        decline. The value of growth company stocks may rise      Equity Q
                        and fall significantly based, in part, on investors'      International
                        perceptions of the company, rather than on fundamental
                        analysis of the stocks.

RISK ASSOCIATED WITH:                         DESCRIPTION                          RELEVANT FUND
---------------------                         -----------                          -------------
-Market-Oriented        Market-oriented investments are generally subject to      Equity I
 Investments            the risks associated with growth and value stocks.        Equity II
                                                                                  Equity Q
                                                                                  International

-Securities of          Investments in smaller companies may involve greater      Equity II
  Small                 risks because these companies generally have a limited
  Capitalization        track record. Smaller companies often have narrower
  Companies             markets and more limited managerial and financial
                        resources than larger, more established companies. As a
                        result, their performance can be more volatile, which
                        may increase the volatility of a Fund's portfolio.

FIXED-INCOME            Prices of fixed-income securities rise and fall in        Short Term Bond
SECURITIES              response to interest rate changes. Generally, when        Fixed Income I
                        interest rates rise, prices of fixed-income securities    Fixed Income
                        fall. The longer the duration of the security, the more   III
                        sensitive the security is to this risk. A 1% increase
                        in interest rates would reduce the value of a $100 note
                        by approximately one dollar if it had a one-year
                        duration, but would reduce its value by approximately
                        fifteen dollars if it had a 15-year duration. There is
                        also a risk that one or more of the securities will be
                        downgraded in credit rating or go into default.
                        Lower-rated bonds generally have higher credit risks.

-Non-investment         Although lower rated debt securities generally offer a    Short Term Bond
  Grade Fixed-          higher yield than higher rated debt securities, they      Fixed Income
  Income                involve higher risks. They are especially subject to:     III
  Securities            -adverse changes in general economic conditions and in
                        the industries in which their issuers are engaged,

                        -changes in the financial condition of their issuers and

                        -price fluctuations in response to changes in interest rates.

                        As a result, issuers of lower rated debt securities are more likely than other Issuers to miss principal and interest payments or to default which could result in a loss to a Fund .

RISK ASSOCIATED WITH:                         DESCRIPTION                          RELEVANT FUND
---------------------                         -----------                          -------------
INTERNATIONAL           A Fund's return and net asset value may be                International
SECURITIES              significantly affected by political or economic           Emerging
                        conditions and regulatory requirements in a particular    Markets
                        country. Foreign markets, economies and political         Short Term
                        systems may be less stable than US markets, and changes   Bond
                        in exchange rates of foreign currencies can affect the    Fixed Income I
                        value of a Fund's foreign assets. Foreign laws and        Fixed Income
                        accounting standards typically are not as strict as       III
                        they are in the US and there may be less public
                        information available about foreign companies. Foreign
                        securities markets may be less liquid and have fewer
                        transactions than US securities markets. Additionally,
                        international markets may experience delays and
                        disruptions in securities settlement procedures for a
                        Fund's portfolio securities.

-Non-US Debt            A Fund's foreign debt securities are typically            Short Term
  Securities            obligations of sovereign governments and corporations.    Bond
                        These securities are particularly subject to a risk of    Fixed Income I
                        default from political instability.                       Fixed Income
                                                                                  III

-Emerging               Investments in emerging or developing markets involve     Emerging
  Market                exposure to economic structures that are generally less   Markets
  Countries             diverse and mature, and to political systems which have
                        less stability than those of more developed countries.
                        Emerging market securities are subject to currency
                        transfer restrictions and may experience delays and
                        disruptions in securities settlement procedures for a
                        Fund's portfolio securities.

-Instruments of         Non-US corporations and banks issuing dollar              Short Term
  US and                denominated instruments in the US are not necessarily     Bond
  Foreign Banks         subject to the same regulatory requirements that apply    Fixed Income I
  and Branches          to US corporations and banks, such as accounting,         Fixed Income
  and Foreign           auditing and recordkeeping standards, the public          III
  Corporations,         availability of information and, for banks, reserve
  Including             requirements, loan limitations, and examinations. This
  Yankee Bonds          increases the possibility that a non-US corporation or
                        bank may become insolvent or otherwise unable to
                        fulfill its obligations on these instruments.

DERIVATIVES (E.G.       Price movements of a futures contract, option or          Short Term
FUTURES CONTRACTS,      structured note may not be identical to price movements   Bond
OPTIONS ON FUTURES,     of portfolio securities or a securities index resulting   Fixed Income I
INTEREST RATE SWAPS)    in the risk that, when a Fund buys a futures contract     Fixed Income
                        or option as a hedge, the hedge may not be completely     III
                        effective.

RISK ASSOCIATED WITH:                         DESCRIPTION                          RELEVANT FUND
---------------------                         -----------                          -------------
REAL ESTATE             Just as real estate values go up and down, the value of   Real Estate
SECURITIES              the securities of companies involved in the industry,     Securities
                        and in which a Fund invests, also fluctuates. A Fund
                        that invests in real estate securities is also subject
                        to the risks associated with direct ownership of real
                        estate. Additional risks include declines in the value
                        of real estate, changes in general and local economic
                        conditions, increases in property taxes and changes in
                        tax laws and interest rates. The value of securities of
                        companies that service the real estate industry may
                        also be affected by such risks.

-REITs                  REITs may be affected by changes in the value of the      Real Estate
                        underlying properties owned by the REITs and by the       Securities
                        quality of any credit extended. Moreover, the
                        underlying portfolios of REITs may not be diversified,
                        and therefore are subject to the risk of financing a
                        single or a limited number of projects. REITs are also
                        dependent upon management skills and are subject to
                        heavy cash flow dependency, defaults by borrowers,
                        self-liquidation and the possibility of failing either
                        to qualify for tax-free pass through of income under
                        federal tax laws or to maintain their exemption from
                        certain federal securities laws.

MUNICIPAL OBLIGATIONS   Municipal obligations are affected by economic,           Fixed Income I
                        business or political developments. These securities      Fixed Income
                        may be subject to provisions of litigation, bankruptcy    III
                        and other laws affecting the rights and remedies of       Short Term
                        creditors, or may become subject to future laws           Bond
                        extending the time for payment of principal and/or
                        interest, or limiting the rights of municipalities to
                        levy taxes.

REPURCHASE AGREEMENTS   Under a repurchase agreement, a bank or broker sells      Fixed Income I
                        securities to a Fund and agrees to repurchase them at     Fixed Income
                        the Fund's cost plus interest. If the value of the        III
                        securities declines and the bank or broker defaults on    Short Term
                        its repurchase obligation, a Fund could incur a loss.     Bond

EXPOSING LIQUIDITY      By exposing its liquidity reserves to the equity          Equity I
RESERVES TO EQUITY      market, principally by use of equity futures, a Fund's    Equity II
MARKETS                 performance tends to correlate more closely to the        Equity III
                        performance of the market as a whole. Although this       Equity Q
                        increases a Fund's performance if equity markets rise,    International
                        it reduces a Fund's performance if equity markets         Real Estate
                        decline.                                                  Securities

RISK ASSOCIATED WITH:                         DESCRIPTION                          RELEVANT FUND
---------------------                         -----------                          -------------
SECURITIES LENDING      If a borrower of a Fund's securities fails financially,   All Funds
                        the Fund's recovery of the loaned securities may be
                        delayed or the Fund may lose its rights to the
                        collateral which could result in a loss to a Fund.



    AN INVESTMENT IN ANY OF THE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                            MANAGEMENT OF THE FUNDS


    The Funds' investment adviser is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and manages over $17 billion in more than 30 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.



    Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides the Funds and FRIMCo with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.


    Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance corporation headquartered in Milwaukee, Wisconsin. It leads the US in both individual life insurance sold annually and individual life insurance in force.

    FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them, and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

    FRIMCo's officers and employees who oversee the money managers are:


    - Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.



    - Mark D. Amberson, who has been a Portfolio Manager of FRIMCo since January 1998. From 1991 to 1997, Mr. Amberson was a Portfolio Manager in Russell's Money Market Trading Group. Mr. Amberson has, jointly with Mr. Burge, primary responsibility for management of the Fixed Income I, Diversified Bond, Short Term Bond, Fixed Income III, Tax Exempt Bond and Multistrategy Bond Funds.



    - Randal C. Burge, who has been Director of Global Fixed Income since January 2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia. Mr. Burge has, jointly with Mr. Amberson, primary responsibility for management of the Fixed Income I, Fixed Income III, Diversified Bond, Short Term Bond, Tax Exempt Bond and Multistrategy Bond Funds.



    - Jean Carter, who has been Director of Global Equities since January 2000. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.



    - Ann Duncan, who has been a Portfolio Manager of FRIMCo since
      January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates. Ms. Duncan has, jointly with Mr. Jornlin, primary responsibility for management of the International and International Securities Funds.



    - James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

    - James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo. From 1991 to 1995, Mr. Jornlin was a Senior Research Analyst with Russell. Mr. Jornlin, has, jointly with Mr. Parish, primary responsibility for management of the Emerging Markets Fund, has, jointly with Ms. Duncan, primary responsibility for the management of the International and International Securities Funds and has, jointly with Mr. Ogard, primary responsibility for the management of the Real Estate Securities Fund.



    - Eric W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst from FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000. Mr. Ogard has, jointly with Mr. Trittin and Mr. Tipple, primary responsibility for the management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds and has, jointly with Mr. Jornlin, primary responsibility for the management of the Real Estate Securities Fund.



    - Symon Parish who has been an Associate Portfolio Manager of Frank Russell Company Limited, an affiliate of FRIMCo, since 1996. From 1994 to 1996, Mr. Parish was a client service executive in Russell's Auckland office. Mr. Parish has, jointly with Mr. Jornlin, primary responsibility for the Emerging Markets Fund.



    - Brian C. Tipple, who has been a Portfolio Manager of FRIMCo since July 1999. From 1991 to 1999, Mr. Tipple was a Client Executive with Frank Russell Trust Company. Mr. Tipple has, jointly with Mr. Ogard and Mr. Trittin, primary responsibility for the management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.



    - Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research Department with Russell. Mr. Trittin has, jointly with Mr. Ogard and Mr. Tipple, primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.



    The aggregate annual rate of advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of each Fund's average daily net assets: Equity I Fund, 0.60%; Equity II Fund, 0.75%; Equity III Fund, 0.60%; Equity Q Fund, 0.60%; International Fund, 0.75%; Fixed Income I Fund, 0.30%; Fixed Income III Fund, 0.55%; Emerging Markets Fund, 1.20%; Real Estate Securities Fund, 0.85%; and Short Term Bond Fund, 0.50%. Of these aggregate amounts 0.05% is attributable to administrative services. Each Fund may also pay, in addition to the aggregate fees set forth above, a fee which compensates FRIMCo for managing collateral which the Funds have received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

                               THE MONEY MANAGERS

    Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Fund's Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Funds select money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in any Fund's selection or termination of a money manager.


    Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within the Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of the money managers' individual security selections.


                               PORTFOLIO TURNOVER

    The portfolio turnover rates for certain Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS


    Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income (if any), according to the following schedule:



DECLARED                                  PAYABLE                                   FUNDS
--------                                  -------                                   -----
Quarterly...............  Mid: April, July, October and December   Equity I, Equity II, Equity III, Equity
                                                                   Q, Real Estate Securities, Short Term
                                                                   Bond, Fixed Income I and Fixed Income
                                                                   III Funds

Annually................  Mid-December                             International and Emerging Markets
                                                                   Funds


CAPITAL GAINS DISTRIBUTIONS


    The Board intends to declare capital gain distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November, or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.


BUYING A DIVIDEND


    If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.


AUTOMATIC REINVESTMENT


    Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company c/o Boston Financial Date Services, 2 Heritage Drive, N. Quincy, MA 02171.

                                     TAXES


    In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.



    When you sell or exchange your shares of a Fund, you may have a capital gain or loss. Any loss incurred on the sale or exchange of a Fund's Shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gains dividends received with respect to such Shares. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.



    Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding shares of a Fund.



    When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of a Fund's assets is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.



    If you are a corporate investor, a portion of the dividends from net investment income paid by Equity I, Equity II, Equity III, Equity Q and Real Estate Securities Funds may generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.


    By law, a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.


    Additional information on these and other tax matters relating to the Funds and their shareholders is included in the section entitled "Taxes" in the Fund's Statement of Additional Information.

                       HOW NET ASSET VALUE IS DETERMINED

NET ASSET VALUE PER SHARE


    The net asset value per share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For all Funds, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays or Good Friday. All Funds determine net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.


VALUATION OF PORTFOLIO SECURITIES


    Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund, such as the International or Emerging Markets Funds, that holds portfolio securities that are listed primarily on foreign exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

                             HOW TO PURCHASE SHARES


    Funds are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.



    For Class Y Shares, there is a $10 million required minimum initial investment for each account in each Fund.



    For Class S Shares, there is a $2,500 required minimum initial investment for each account in each Fund.



    Financial Intermediaries may charge their customers a fee for providing investment-related services.


PAYING FOR SHARES

    You may purchase shares of the Funds through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per share calculated after the Funds' receive your order in proper form (defined in the "Written Instructions" section), and accept the order.

    All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." The Funds reserve the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. You will be responsible for any resulting loss to the Funds. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

OFFERING DATES AND TIMES


    Orders must be received by the Funds prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Fund shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.


ORDER AND PAYMENT PROCEDURES


    Generally, you must place purchase orders for Shares of the Funds through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed Application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.

BY MAIL

    For new accounts, please mail the completed Application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to the Funds' Transfer Agent. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Third party checks will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

BY FEDERAL FUNDS WIRE

    You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

BY AUTOMATED CLEARING HOUSE ("ACH")

    You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.

AUTOMATED INVESTMENT PROGRAM


    You can make regular investments (minimum $50) in the Funds in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.



THREE-DAY SETTLEMENT PROGRAM



    The Funds will accept orders at the next computed net asset value from Financial Intermediaries to purchase Shares of the Funds for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the program and agreed in writing to indemnify the Funds against any losses resulting from non-receipt of payment.

                               EXCHANGE PRIVILEGE

BY MAIL OR TELEPHONE


    Through your Financial Intermediary, you may exchange Shares of any Fund you own for shares of any other Fund on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for Shares of a Fund offered by FRIC through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other Funds, contact your Financial Intermediary.



    Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing to your Financial Intermediary.



    An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. The Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after the Funds received the exchange request in good order.


IN-KIND EXCHANGE OF SECURITIES


    FRIMCo, in its capacity as the Funds' investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the applicable Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.


    Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss for federal income tax purposes on the exchange. If you are contemplating an in-kind exchange you should consult your tax adviser.


    The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to the Funds and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Fund, along with the securities. Please contact your Financial Intermediary for further information.

                              HOW TO REDEEM SHARES


    Shares of the Funds may be redeemed through your Financial Intermediary on any business day the Funds are open at the next net asset value per share calculated after the Funds' Transfer Agent receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.


REDEMPTION DATES AND TIMES


    Redemption requests must be placed through a Financial Intermediary and received by the Funds prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Fund shares are offered, or through the Systematic Withdrawal Program described below.


BY MAIL OR TELEPHONE

    You may redeem your shares by calling or writing to your Financial Intermediary. Written requests to sell shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

SYSTEMATIC WITHDRAWAL PROGRAM


    The Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your shares under a systematic withdrawal program, it is a taxable transaction.


    You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

ACCOUNTS IN STREET NAME


    Many brokers, employee benefit plans and bank trusts combine their client's Fund holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Fund shares through a brokerage account, employee benefit plan or bank trust fund, the Funds may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Fund shares are held in an omnibus account.

                         PAYMENT OF REDEMPTION PROCEEDS

BY CHECK


    When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.


BY WIRE

    If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after the Funds receive your redemption request. The Funds may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                              WRITTEN INSTRUCTIONS

PROPER FORM: Written instructions must be in proper form. They must include:

        A description of the request

        The name of the Fund(s)

        The class of shares, if applicable

        The account number(s)

        The amount of money or number of shares being purchased, exchanged,
    transferred or         redeemed

        The name(s) on the account(s)

        The signature(s) of all registered account owners

        For exchanges, the name of the Fund you are exchanging into

        Your daytime telephone number

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE


ACCOUNT TYPE                             REQUIREMENTS FOR WRITTEN REQUESTS
Individual, Joint Tenants, Tenants in    Written instructions must be signed by each
Common                                   shareholder, exactly as the names appear in the
                                         account registration.

UGMA or UTMA (custodial accounts for     Written instructions must be signed by the
minors)                                  custodian in his/her capacity as it appears in
                                         the account registration.

Corporation, Association                 Written instructions must be signed by authorized
                                         person(s), stating his/her capacity as indicated
                                         by the corporate resolution to act on the account
                                         and a copy of the corporate resolution, certified
                                         within the past 90 days, authorizing the signer
                                         to act.

Estate, Trust, Pension, Profit Sharing   Written instructions must be signed by all
Plan                                     trustees. If the name of the trustee(s) does not
                                         appear in the account registration, please
                                         provide a copy of the trust document certified
                                         within the last 60 days.

Joint tenancy shareholders whose         Written instructions must by signed by the
co-tenants are deceased                  surviving tenant(s). A certified copy of the
                                         death certificate must accompany the request.


SIGNATURE GUARANTEE

    The Funds reserve the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.

                                ACCOUNT POLICIES

THIRD PARTY TRANSACTIONS


    If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.


REDEMPTION IN-KIND


    A Fund may pay for any portion of the redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

STALE CHECKS



    For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. The Funds have adopted procedures described in the statement of additional information regarding the treatment of stale checks, or you may contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS


    This Prospectus offers Class Y Shares of the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds, which had not yet commenced operations during the periods shown below. Although the information presented reflects the Class I Shares of each Fund, Class Y Shares have similar fees and charges and would have presented similar results. The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years (or, if a Fund or Class has not been in operation for 5 years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund share throughout the year or period ended December 31. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request.


                                                                  YEARS ENDED DECEMBER 31,
EQUITY I FUND--CLASS I SHARES                    ----------------------------------------------------------
                                                    1999         1998         1997        1996       1995
                                                 ----------   ----------   ----------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD...........  $    35.17   $    30.51   $    30.34   $  28.00   $  23.32
                                                 ----------   ----------   ----------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a)....................         .27          .27          .34        .42        .52
  Net realized and unrealized gain (loss)......        6.18         7.10         8.89       5.96       7.71
                                                 ----------   ----------   ----------   --------   --------
    Total Income From Operations...............        6.45         7.37         9.23       6.38       8.23
                                                 ----------   ----------   ----------   --------   --------
DISTRIBUTIONS
  From net investment income...................        (.28)        (.27)        (.34)      (.42)      (.52)
  From net realized gain.......................       (3.88)       (2.44)       (8.72)     (3.62)     (3.03)
                                                 ----------   ----------   ----------   --------   --------
    Total Distributions........................       (4.16)       (2.71)       (9.06)     (4.04)     (3.55)
                                                 ----------   ----------   ----------   --------   --------
NET ASSET VALUE, END OF PERIOD.................  $    37.46   $    35.17   $    30.51   $  30.34   $  28.00
                                                 ==========   ==========   ==========   ========   ========
TOTAL RETURN (%)(b)............................       18.98        25.10        32.02      23.58      35.94
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).....   1,632,783    1,381,704    1,136,373    961,953    751,497
  Ratios to average net assets (%)(b):
    Operating expenses.........................         .69          .70          .70        .71        .59
    Net investment income......................         .72          .82          .96       1.38       1.91
  Portfolio turnover rate (%)..................      111.56       100.68       110.75      99.51      92.04


--------------------------


(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

                                                                      YEARS ENDED DECEMBER 31,
EQUITY II FUND--CLASS I SHARES                     --------------------------------------------------------------
                                                      1999         1998         1997         1996         1995
                                                   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD.............  $    30.94   $    32.96   $    30.05   $    28.88   $    25.00
                                                   ----------   ----------   ----------   ----------   ----------
INCOME FROM OPERATIONS
  Net investment income (a)......................         .10          .09          .11          .16          .27
  Net realized and unrealized gain (loss)........        6.68          .04         8.11         4.96         6.80
                                                   ----------   ----------   ----------   ----------   ----------
    Total Income From Operations.................        6.78          .13         8.22         5.12         7.07
                                                   ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS
  From net investment income.....................        (.10)        (.10)        (.11)        (.16)        (.29)
  From net realized gain.........................       (1.91)       (2.05)       (5.20)       (3.79)       (2.90)
                                                   ----------   ----------   ----------   ----------   ----------
    Total Distributions..........................       (2.01)       (2.15)       (5.31)       (3.95)       (3.19)
                                                   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD...................  $    35.71   $    30.94   $    32.96   $    30.05   $    28.88
                                                   ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (%)(b)..............................       22.60          .70        28.66        18.51        28.67
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).......     752,530      533,819      482,159      365,955      279,566
  Ratios to average net assets (%)(b):
    Operating expenses...........................         .92          .91          .92          .95          .83
    Net investment income........................         .31          .29          .35          .52          .97
  Portfolio turnover rate (%)....................      111.89       128.87       103.00       120.78        89.31


--------------------------


(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment service fees.

                                                                        YEARS ENDED DECEMBER 31,
EQUITY III FUND--CLASS I SHARES                           ----------------------------------------------------
                                                            1999       1998       1997       1996       1995
                                                          --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD....................  $  29.12   $  29.80   $  29.68   $  29.11   $  24.18
                                                          --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a).............................       .40        .47        .60        .70        .82
  Net realized and unrealized gain (loss)...............      (.41)      2.75       8.69       5.10       7.73
                                                          --------   --------   --------   --------   --------
    Total Income From Operations........................      (.01)      3.22       9.29       5.80       8.55
                                                          --------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income............................      (.40)      (.47)      (.61)      (.71)      (.83)
  From net realized gain................................     (2.53)     (3.43)     (8.56)     (4.52)     (2.79)
                                                          --------   --------   --------   --------   --------
    Total Distributions.................................     (2.93)     (3.90)     (9.17)     (5.23)     (3.62)
                                                          --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD..........................  $  26.18   $  29.12   $  29.80   $  29.68   $  29.11
                                                          ========   ========   ========   ========   ========
TOTAL RETURN (%)(b).....................................       .25      11.53      33.13      20.90      35.96
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..............   168,361    210,491    242,112    221,778    222,541
  Ratios to average net assets (%)(b):
    Operating expenses..................................       .79        .74        .78        .79        .65
    Net investment income...............................      1.39       1.54       1.77       2.23       2.90
  Portfolio turnover rate (%)...........................    146.28     135.53     128.86     100.78     103.40


--------------------------


(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

                                                                       YEARS ENDED DECEMBER 31,
EQUITY Q FUND--CLASS I SHARES                          --------------------------------------------------------
                                                          1999         1998        1997       1996       1995
                                                       ----------   ----------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD.................  $    40.22   $    35.90   $  32.94   $  30.40   $  24.43
                                                       ----------   ----------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a)..........................         .34          .32        .44        .58        .59
  Net realized and unrealized gain (loss)............        8.03         8.53      10.01       6.33       8.52
                                                       ----------   ----------   --------   --------   --------
    Total Income From Operations.....................        8.37         8.85      10.45       6.91       9.11
                                                       ----------   ----------   --------   --------   --------
DISTRIBUTIONS
  From net investment income.........................        (.38)        (.32)      (.44)      (.59)      (.61)
  From net realized gain.............................       (6.66)       (4.21)     (7.05)     (3.78)     (2.53)
                                                       ----------   ----------   --------   --------   --------
    Total Distributions..............................       (7.04)       (4.53)     (7.49)     (4.37)     (3.14)
                                                       ----------   ----------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.......................  $    41.55   $    40.22   $  35.90   $  32.94   $  30.40
                                                       ==========   ==========   ========   ========   ========
TOTAL RETURN (%)(b)..................................       21.96        25.98      33.07      23.67      37.91
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)...........   1,363,336    1,175,900    987,760    818,281    620,259
  Ratios to average net assets (%)(b):
    Operating expenses...............................         .69          .69        .68        .71        .58
    Net investment income............................         .80          .85       1.17       1.80       2.07
  Portfolio turnover rate (%)........................       90.16        74.56      94.89      74.59      74.00


--------------------------


(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

                                                                       YEARS ENDED DECEMBER 31,
INTERNATIONAL FUND--CLASS I SHARES                     --------------------------------------------------------
                                                          1999         1998        1997       1996       1995
                                                       ----------   ----------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD.................  $    38.03   $    34.60   $  37.39   $  36.26   $  34.28
                                                       ----------   ----------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a)..........................         .43          .52        .46        .44        .48
  Net realized and unrealized gain (loss)............       10.93         4.10       (.28)      2.41       3.16
                                                       ----------   ----------   --------   --------   --------
    Total Income From Operations.....................       11.36         4.62        .18       2.85       3.64
                                                       ----------   ----------   --------   --------   --------
DISTRIBUTIONS
  From net investment income.........................        (.48)        (.59)      (.55)      (.35)      (.72)
  From net realized gain.............................       (2.24)        (.60)     (2.42)     (1.37)      (.94)
                                                       ----------   ----------   --------   --------   --------
    Total Distributions..............................       (2.72)       (1.19)     (2.97)     (1.72)     (1.66)
                                                       ----------   ----------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.......................  $    46.67   $    38.03   $  34.60   $  37.39   $  36.26
                                                       ==========   ==========   ========   ========   ========
TOTAL RETURN (%)(b)..................................       30.46        13.52        .58       7.98      10.71
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)...........   1,263,676    1,013,679    972,735    944,380    796,777
  Ratios to average net assets (%)(b):
    Operating expenses, net..........................        1.00          .98       1.00       1.04        .88
    Operating expenses, gross........................        1.00          .98       1.00       1.05        .89
    Net investment income............................        1.07         1.38       1.14       1.20       1.41
  Portfolio turnover rate (%)........................      118.99        64.47      79.45      42.69      36.78


--------------------------


(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

                                                                        YEARS ENDED DECEMBER 31,
EMERGING MARKETS FUND--CLASS S SHARES                     ----------------------------------------------------
                                                            1999       1998       1997       1996       1995
                                                          --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD....................  $   8.48   $  11.79   $  12.35   $  11.16   $  12.25
                                                          --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a).............................       .03        .12        .14        .10        .11
  Net realized and unrealized gain (loss)...............      4.10      (3.35)      (.56)      1.26      (1.12)
                                                          --------   --------   --------   --------   --------
    Total Income From Operations........................      4.13      (3.23)      (.42)      1.36      (1.01)
                                                          --------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income............................      (.09)      (.08)      (.14)      (.17)      (.05)
  From net realized gain................................        --         --         --         --       (.03)
                                                          --------   --------   --------   --------   --------
    Total Distributions.................................      (.09)      (.08)      (.14)      (.17)      (.08)
                                                          --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD..........................  $  12.52   $   8.48   $  11.79   $  12.35   $  11.16
                                                          ========   ========   ========   ========   ========
TOTAL RETURN (%)(b).....................................     49.03     (27.57)     (3.45)     12.26      (8.21)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..............   430,794    294,349    333,052    271,490    172,673
  Ratios to average net assets (%)(b):
    Operating expenses, net.............................      1.91       1.75       1.64       1.71       1.75
    Operating expenses, gross...........................      1.91       1.75       1.64       1.72       1.80
    Net investment income...............................       .26       1.20        .87        .77        .88
  Portfolio turnover rate (%)...........................     94.85      59.35      50.60      34.62      71.16


--------------------------


(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

                                                                        YEARS ENDED DECEMBER 31,
REAL ESTATE SECURITIES FUND--CLASS S SHARES               ----------------------------------------------------
                                                            1999       1998       1997       1996       1995
                                                          --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD....................  $  24.44   $  30.86   $  29.19   $  23.51   $  22.53
                                                          --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a).............................      1.30       1.34       1.36       1.39       1.32
  Net realized and unrealized gain (loss)...............     (1.20)     (6.13)      3.93       6.89       1.03
                                                          --------   --------   --------   --------   --------
    Total Income From Operations........................       .10      (4.79)      5.29       8.28       2.35
                                                          --------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income............................     (1.68)     (1.17)     (1.41)     (1.34)     (1.35)
  From net realized gain................................        --       (.46)     (2.21)     (1.26)      (.02)
                                                          --------   --------   --------   --------   --------
    Total Distributions.................................     (1.68)     (1.63)     (3.62)     (2.60)     (1.37)
                                                          --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD..........................  $  22.86   $  24.44   $  30.86   $  29.19   $  23.51
                                                          ========   ========   ========   ========   ========
TOTAL RETURN (%)........................................       .55     (15.94)     18.99      36.81      10.87
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..............   589,300    576,326    615,483    445,619    290,990
  Ratios to average net assets (%):
    Operating expenses..................................      1.14       1.05       1.02       1.04       1.04
    Net investment income...............................      5.41       4.93       4.57       5.64       6.10
  Portfolio turnover rate (%)...........................     42.69      42.58      49.40      51.75      23.49


--------------------------


(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

                                                                        YEARS ENDED DECEMBER 31,
SHORT TERM BOND FUND--CLASS S SHARES                      ----------------------------------------------------
                                                            1999       1998       1997       1996       1995
                                                          --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD....................  $  18.46   $  18.35   $  18.36   $  18.55   $  17.98
                                                          --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a).............................       .90        .99       1.08       1.04       1.16
  Net realized and unrealized gain (loss)...............      (.36)       .11         --       (.19)       .59
                                                          --------   --------   --------   --------   --------
    Total Income From Operations........................        54       1.10       1.08        .85       1.75
                                                          --------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income............................      (.97)      (.99)     (1.09)     (1.04)     (1.18)
                                                          --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD..........................  $  18.03   $  18.46   $  18.35   $  18.36   $  18.55
                                                          ========   ========   ========   ========   ========
TOTAL RETURN (%)(b).....................................      3.03       6.09       6.02       4.76       9.95
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..............   447,590    260,539    229,470    222,983    183,577
  Ratios to average net assets (%)(b):
    Operating expenses..................................       .74        .66        .66        .70        .58
    Net investment income...............................      5.22       5.37       5.70       5.70       6.41
  Portfolio turnover rate (%)...........................    177.08     129.85     213.14     264.40     269.31


--------------------------


(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

                                                                        YEARS ENDED DECEMBER 31,
FIXED INCOME I FUND--CLASS I SHARES                      ------------------------------------------------------
                                                            1999        1998       1997       1996       1995
                                                         ----------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD...................  $    21.76   $  21.51   $  20.99   $  21.59   $  19.59
                                                         ----------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a)............................        1.28       1.32       1.37       1.38       1.42
  Net realized and unrealized gain (loss)..............       (1.50)       .45        .54       (.62)      2.02
                                                         ----------   --------   --------   --------   --------
    Total Income From Operations.......................        (.22)      1.77       1.91        .76       3.44
                                                         ----------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income...........................       (1.25)     (1.31)     (1.39)     (1.36)     (1.44)
  From net realized gain...............................        (.02)      (.21)        --         --         --
                                                         ----------   --------   --------   --------   --------
    Total Distributions................................       (1.27)     (1.52)     (1.39)     (1.36)     (1.44)
                                                         ----------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.........................  $    20.27   $  21.76   $  21.51   $  20.99   $  21.59
                                                         ==========   ========   ========   ========   ========
TOTAL RETURN (%)(b)....................................       (1.04)      8.37       9.42       3.75      18.03
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).............   1,051,362    978,491    798,252    662,899    638,317
  Ratios to average net assets (%)(b):
    Operating expenses.................................         .39        .39        .42        .42        .35
    Net investment income..............................        6.05       6.03       6.54       6.57       6.82
  Portfolio turnover rate (%)..........................      138.69     226.70     165.81     147.31     138.05


--------------------------


(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

                                                                        YEARS ENDED DECEMBER 31,
FIXED INCOME III FUND--CLASS I SHARES                     ----------------------------------------------------
                                                            1999       1998       1997       1996       1995
                                                          --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD....................  $  10.22   $  10.42   $  10.17   $  10.34   $   9.37
                                                          --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a).............................       .59        .62        .63        .64        .67
  Net realized and unrealized gain (loss)...............      (.62)       .08        .32       (.16)       .97
                                                          --------   --------   --------   --------   --------
    Total Income From Operations........................      (.03)       .70        .95        .48       1.64
                                                          --------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income............................      (.60)      (.62)      (.64)      (.65)      (.67)
  From net realized gain................................        --       (.28)      (.06)        --         --
                                                          --------   --------   --------   --------   --------
    Total Distributions.................................      (.60)      (.90)      (.70)      (.65)      (.67)
                                                          --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD..........................  $   9.59   $  10.22   $  10.42   $  10.17   $  10.34
                                                          ========   ========   ========   ========   ========
TOTAL RETURN (%)........................................      (.29)      6.80       9.64       4.88      17.99
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..............   467,268    462,190    382,433    292,077    252,465
  Ratios to average net assets (%)
    Operating expenses..................................       .69        .67        .70        .73        .61
    Net investment income...............................      5.91       5.91       6.13       6.32       6.83
  Portfolio turnover rate (%)...........................    131.38     342.49     274.84     144.26     141.37


--------------------------


(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

                           MONEY MANAGER INFORMATION


    The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Funds in FRIC, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly owned subsidiary, Frank Russell Trust Company.



                                 EQUITY I FUND


    ALLIANCE CAPITAL MANAGEMENT L.P., US Bank Place, 601 2nd Ave. South,
       Suite 5000, Minneapolis, MN 55402-4322.


    BARCLAYS GLOBAL FUND ADVISORS, 45 Fremont Street, 17th Floor, San Francisco,
       CA 94105.



    EQUINOX CAPITAL MANAGEMENT, LLC, 590 Madison Avenue, 41st Floor, New York,
       NY 10022.



    JACOBS LEVY EQUITY MANAGEMENT, INC., 280 Corporate Center, 3 ADP Boulevard,
       Roseland, NJ 07068.



    MARSICO CAPITAL MANAGEMENT, LLC, 1200 17th Street, Suite 1300, Denver, CO
       80202.


    PEACHTREE ASSET MANAGEMENT, One Peachtree Center, Suite 4500, 303 Peachtree
       Street N.E., Atlanta, GA 30308.


    SANFORD C. BERNSTEIN & CO., INC., 767 Fifth Avenue, 21st Floor, New York, NY
       10153-0185.



    STRONG CAPITAL MANAGEMENT, INC., 100 Heritage Reserve, Menomonee Falls, WI
       53051.



    SUFFOLK CAPITAL MANAGEMENT, INC., 1633 Broadway, 40th Floor, New York, NY
       10019.



    TURNER INVESTMENT PARTNERS, 1235 Westlakes Drive, Suite 350, Berwyn, PA
       19312.



    WESTPEAK INVESTMENT ADVISORS, L.P., 1011 Walnut Street, Suite 400, Boulder,
       CO 80302.



                                 EQUITY II FUND



    CAPITALWORKS INVESTMENT PARTNERS, LLC, 401 West "A" Street, Suite 1675, San
       Diego, CA 92101.


    DELPHI MANAGEMENT, INC., 50 Rowes Wharf, Suite 440, Boston, MA 02110.


    FIDUCIARY TRUST COMPANY INTERNATIONAL, INC., 2 World Trade Center, New York,
       NY 10048.


    GLOBEFLEX CAPITAL, L.P., 4365 Executive Drive, Suite 720, San Diego, CA
       92121.


    JACOBS LEVY EQUITY MANAGEMENT, INC., See: Equity I Fund.



    SIRACH CAPITAL MANAGEMENT, INC., One Union Square, Suite 3323, 600
       University Street, Seattle, WA 98101.



    WESTPEAK INVESTMENT ADVISORS, L.P., See: Equity I Fund.

                                EQUITY III FUND



    BARCLAYS GLOBAL FUND ADVISORS, See: Equity I Fund.



    EQUINOX CAPITAL MANAGEMENT, INC., See: Equity I Fund.



    WESTPEAK INVESTMENT ADVISORS, L.P., See: Equity I Fund.



                                 EQUITY Q FUND



    BARCLAYS GLOBAL FUND ADVISORS, See: Equity I Fund.


    FRANKLIN PORTFOLIO ASSOCIATES LLC, Two International Place, 22nd Floor,
       Boston, MA 02110-4104.


    JACOBS LEVY EQUITY MANAGEMENT, INC., See: Equity I Fund.


    J.P. MORGAN INVESTMENT MANAGEMENT, INC., 522 Fifth Ave., 6th Floor, New
       York, NY 10036.


                               INTERNATIONAL FUND



    DELAWARE INTERNATIONAL ADVISERS LTD., 80 Cheapside, 3rd Floor, London
       EC2V6EE England.



    FIDELITY MANAGEMENT TRUST COMPANY, 82 Devonshire Street, Boston, MA 02109.


    J.P. MORGAN INVESTMENT MANAGEMENT, INC., See: Equity Q Fund.

    MASTHOLM ASSET MANAGEMENT, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue,
       WA 98004.


    MONTGOMERY ASSET MANAGEMENT, LLC, 101 California Street, 35th Floor, San
       Francisco, CA 94111.



    OECHSLE INTERNATIONAL ADVISORS, LLC, One International Place, 23rd Floor,
       Boston, MA 02110.


    SANFORD C. BERNSTEIN & CO., INC., See: Equity I Fund.

    THE BOSTON COMPANY ASSET MANAGEMENT, INC., One Boston Place, 14th Floor,
       Boston, MA 02108-4402.


                             EMERGING MARKETS FUND



    FOREIGN & COLONIAL EMERGING MARKETS LIMITED, Exchange House, Primrose
       Street, London EC2A 2NY England.



    GENESIS ASSET MANAGERS LIMITED, 21 Knightsbridge, London SW1X 7LY England.



    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, 600 W. Broadway, 29th Floor, San
       Diego, CA 92101.



    SANFORD C. BERNSTEIN & CO., INC., See: Equity I Fund.



    SCHRODERS INVESTMENT MANAGEMENT NORTH AMERICA LIMITED, 31 Gresham Street,
       London EC2V 7QA England.

                          REAL ESTATE SECURITIES FUND



    AEW CAPITAL MANAGEMENT, L.P., 225 Franklin Street, Boston, MA 02110-2803.



    COHEN & STEERS CAPITAL MANAGEMENT, 757 Third Avenue, New York, NY 10017.



    SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP INCORPORATED, 11 South
       LaSalle Street, 2nd Floor, Chicago, IL 60603.



                              SHORT TERM BOND FUND



    BLACKROCK FINANCIAL MANAGEMENT, INC., 345 Park Ave., 29th Floor, New York,
       NY 10154.


    STANDISH, AYER & WOOD, INC., One Financial Center, Boston, MA 02111.


    STW FIXED INCOME MANAGEMENT LTD., 200 East Carrillo Street, Suite 100, Santa
       Barbara, CA 93101-2143.



                              FIXED INCOME I FUND


    LINCOLN CAPITAL MANAGEMENT COMPANY, See: Equity I Fund.


    PACIFIC INVESTMENT MANAGEMENT COMPANY, 840 Newport Center Drive, Suite 360,
       P.O. Box 6430, Newport Beach, CA 92658-6430.


    STANDISH, AYER & WOOD, INC., See: Short Term Bond Fund.


                             FIXED INCOME III FUND



    LAZARD ASSET MANAGEMENT, 30 Rockefeller Plaza, New York, NY 10112-6300.



    MILLER, ANDERSON & SHERRERD, LLP, One Tower Bridge, W. Conshohocken, PA
       19428.


    PACIFIC INVESTMENT MANAGEMENT COMPANY, See: Fixed Income I Fund.

    STANDISH, AYER & WOOD, INC., See: Short Term Bond Fund.


    WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL FUND SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting the Funds at:
       Frank Russell Investment Company
       909 A Street
       Tacoma, WA  98402
       800-787-7354
       Fax:  253-591-4395
       Website: russell.com


You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330. You can obtain copies of this information upon paying a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Reports and other information about the Funds are also available on the Commission's Internet website at sec.gov.

FRANK RUSSELL INVESTMENT COMPANY
       CLASS Y SHARES:
       Equity I Fund
       Equity II Fund
       Equity III Fund
       Equity Q Fund
       International Fund
       Fixed Income I Fund
       Fixed Income III Fund

       CLASS S SHARES:
       Emerging Markets Fund
       Real Estate Securities Fund
       Short Term Bond Fund

[RUSSELL LOGO]                Distributor:  Russell Fund Distributors, Inc.
                              SEC File No. 811-3153
                              36-08-062 (5/00)

RUSSELL FUNDS

                                              FRANK RUSSELL INVESTMENT COMPANY
Russell Funds

PROSPECTUS

CLASS C SHARES:

DIVERSIFIED EQUITY FUND
SPECIAL GROWTH FUND
EQUITY INCOME FUND
QUANTITATIVE EQUITY FUND
INTERNATIONAL SECURITIES FUND
EMERGING MARKETS FUND
REAL ESTATE SECURITIES FUND
SHORT TERM BOND FUND
DIVERSIFIED BOND FUND
MULTISTRATEGY BOND FUND
TAX EXEMPT BOND FUND
TAX-MANAGED LARGE CAP FUND
(formerly Equity T Fund)
TAX-MANAGED SMALL CAP FUND

MAY 1, 2000
909 A STREET, TACOMA, WA  98402 - 800-787-7354 - 253-627-7001

As with all mutual funds, the Securities and Exchange
Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                                [Russell LOGO]

                               TABLE OF CONTENTS


Risk/Return Summary.........................................      3
    Investment Objective, Principal Investment Strategies
     and Principal Risks....................................      3
    Performance.............................................     12
    Fees and Expenses.......................................     25
Summary Comparison of the Funds.............................     29
The Purpose of the Funds--Multi-Style, Multi-Manager
  Diversification...........................................     29
Investment Objective and Principal Investment Strategies....     31
Risks.......................................................     52
Management of the Funds.....................................     59
The Money Managers..........................................     61
Portfolio Turnover..........................................     62
Dividends and Distributions.................................     62
Taxes.......................................................     63
How Net Asset Value Is Determined...........................     64
Distribution and Shareholder Servicing Arrangements.........     65
How to Purchase Shares......................................     66
Exchange Privilege..........................................     67
How to Redeem Shares........................................     69
Payment of Redemption Proceeds..............................     70
Written Instructions........................................     70
Account Policies............................................     71
Financial Highlights........................................     73
Money Manager Information...................................     86

                 (This page has been left blank intentionally.)

                              RISK/RETURN SUMMARY



   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS



DIVERSIFIED EQUITY FUND
---------------------------



INVESTMENT           To provide income and capital growth by investing
OBJECTIVE            principally in equity securities.

PRINCIPAL            The Diversified Equity Fund invests primarily in common
INVESTMENT           stocks of medium and large capitalization companies, most of
STRATEGIES           which are US based.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

PRINCIPAL RISKS      An investment in the Diversified Equity Fund, like any
                     investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in equity
                     securities, using a multi-manager approach, securities
                     lending and exposing liquidity reserves to equity markets.
                     Please refer to the "Risks" section later in this Prospectus for further details.



SPECIAL GROWTH FUND
------------------------



INVESTMENT           To maximize total return primarily through capital
OBJECTIVE            appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

PRINCIPAL            The Special Growth Fund invests primarily in common stocks
INVESTMENT           of small and medium capitalization companies, most of which
STRATEGIES           are US based. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the
                     Russell 2000-Registered Trademark- Index.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

PRINCIPAL RISKS      An investment in the Special Growth Fund, like any
                     investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in equity
                     securities, particularly securities of small capitalization companies, using a multi-manager approach, securities
                     lending and exposing liquidity reserves to equity markets.
                     Please refer to the "Risks" section later in this Prospectus for further details.



EQUITY INCOME FUND
-----------------------



INVESTMENT           To achieve a high level of current income while maintaining
OBJECTIVE            the potential for capital appreciation.

PRINCIPAL            The Equity Income Fund invests primarily in common stocks of
INVESTMENT           medium and large capitalization companies, most of which are
STRATEGIES           US based. Because the Fund's investment objective is
                     primarily to provide a high level of current income, the
                     Fund generally pursues a value style of securities
                     selection.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses two principal investment styles intended to complement one another: a Yield Substyle and a Low
                     Price/Earnings Ratio Substyle. The Fund intends to be fully invested at all times.

PRINCIPAL RISKS      An investment in the Equity Income Fund, like any
                     investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in equity
                     securities, particularly in using a value style of security selection, using a multi-manager approach, securities
                     lending and exposing liquidity reserves to equity markets.
                     Please refer to the "Risks" section later in this Prospectus for further details.



QUANTITATIVE EQUITY FUND
-----------------------------



INVESTMENT           To provide a total return greater than the total return of
OBJECTIVE            the US stock market (as measured by the Russell
                     1000-Registered Trademark- Index over a market cycle of four to six years) while maintaining volatility and
                     diversification similar to the Russell 1000 Index.

PRINCIPAL            The Quantitative Equity Fund invests primarily in common
INVESTMENT           stocks of medium and large capitalization companies which
STRATEGIES           are predominately US based. The Fund generally pursues a
                     market-oriented style of security

                     selection, which incorporates both a growth style and a value style, based on quantitative investment models which are mathematical formulas based on statistical analysis.
                     This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000-Registered Trademark-
                     Index. Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets.

PRINCIPAL RISKS      An investment in the Quantitative Equity Fund, like any
                     investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in equity
                     securities, particularly in using a market-oriented style of security selection, using a multi-manager approach,
                     securities lending and exposing liquidity reserves to equity markets. Please refer to the "Risks" section later in this
                     Prospectus for further details.



INTERNATIONAL SECURITIES FUND
-----------------------------------



INVESTMENT           To provide favorable total return and additional
OBJECTIVE            diversification for US investors.

PRINCIPAL            The International Securities Fund invests primarily in
INVESTMENT           equity securities issued by companies domiciled outside the
STRATEGIES           US and in depository receipts, which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly
                     Europe and the Far East) to maintain a high degree of
                     diversification among countries and currencies. This Fund
                     may be appropriate for investors who want to reduce their
                     investment portfolio's overall volatility by combining an
                     investment in this Fund with investments in US equities.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

PRINCIPAL RISKS      An investment in the International Securities Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in equity
                     securities, particularly in international securities, using a multi-manager approach, securities lending and exposing
                     liquidity reserves to equity markets. Please refer to the
                     "Risks" section later in this Prospectus for further
                     details.



EMERGING MARKETS FUND
----------------------------



INVESTMENT           To provide maximum total return, primarily through capital
OBJECTIVE            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from developed market
                     international portfolios by investing primarily in equity
                     securities.

PRINCIPAL            The Emerging Markets Fund will primarily invest in equity
INVESTMENT           securities of companies that are located in countries with
STRATEGIES           emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States,
                     Canada, Japan, Australia and most countries located in
                     Western Europe. The Fund seeks to maintain a broadly
                     diversified exposure to emerging market countries and
                     ordinarily will invest in the securities of issuers in at
                     least three different emerging market countries.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are to complement one another. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

PRINCIPAL RISKS      An investment in the Emerging Markets Fund, like any
                     investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in equity
                     securities, particularly in international and emerging
                     markets securities and using a multi-manager approach.
                     Please refer to the "Risks" section later in this Prospectus for further details.

REAL ESTATE SECURITIES FUND
--------------------------------



INVESTMENT           To generate a high level of total return through above
OBJECTIVE            average current income while maintaining the potential for capital appreciation.

PRINCIPAL            The Real Estate Securities Fund seeks to achieve its
INVESTMENT           objective by concentrating its investments in equity
STRATEGIES           securities of issuers whose value is derived primarily from development, management and market pricing of underlying
                     real estate properties. The Fund invests primarily in
                     securities of companies known as real estate investment
                     trusts (REITs) that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties.
                     The Fund may also invest in equity and debt securities of
                     other types of real estate-related companies. The Fund
                     invests in companies which are predominately US based.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers, whose approaches are intended to complement one another.

                     The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

PRINCIPAL RISKS      An investment in the Real Estate Securities Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in equity
                     securities, particularly securities of companies
                     concentrated in the real estate market, using a
                     multi-manager approach, securities lending and exposing
                     liquidity reserves to equity markets. Please refer to the
                     "Risks" section later in this Prospectus for further
                     details.



SHORT TERM BOND FUND
--------------------------



INVESTMENT           The preservation of capital and the generation of current
OBJECTIVE            income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility
                     characteristics.

PRINCIPAL            The Short Term Bond Fund invests primarily in fixed-income
INVESTMENT           securities. In particular, the Fund holds debt securities
STRATEGIES           issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective
                     agencies and instrumentalities. It also holds
                     mortgage-backed securities, including collateralized
                     mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     The Fund may

                     invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

                     The average weighted duration of the Fund's portfolio typically ranges within 15% of the average weighted duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was
                     1.6 years as of December 31, 1999, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

PRINCIPAL RISKS      An investment in the Short Term Bond Fund, like any
                     investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income
                     securities, investing in municipal obligations, repurchase agreements and international securities, employing
                     derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.



DIVERSIFIED BOND FUND
-------------------------



INVESTMENT           To provide effective diversification against equities and a
OBJECTIVE            stable level of cash flow by investing in fixed-income
                     securities.

PRINCIPAL            The Diversified Bond Fund invests primarily in investment
INVESTMENT           grade fixed- income securities. In particular, the Fund
STRATEGIES           holds debt securities issued or guaranteed by the US
                     government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).

                     The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was
                     5.0 years as of December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

PRINCIPAL RISKS      An investment in the Diversified Bond Fund, like any
                     investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in fixed-
                     income securities, municipal obligations, repurchase
                     agreements and international securities, employing
                     derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.



MULTISTRATEGY BOND FUND
-----------------------------



INVESTMENT           To provide maximum total return, primarily through capital
OBJECTIVE            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from broad fixed-income market portfolios.

PRINCIPAL            The Multistrategy Bond Fund invests primarily in
INVESTMENT           fixed-income securities. In particular, the Fund holds debt
STRATEGIES           securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their
                     respective agencies and instrumentalities. It also holds
                     mortgage-backed securities, including collateralized
                     mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The
                     Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

                     The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was 5.0 years as of December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

PRINCIPAL RISKS      An investment in the Multistrategy Bond Fund, like any
                     investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income
                     securities, investing in municipal obligations and
                     international securities,

                     employing derivatives and using a multi-manager approach.
                     Please refer to the "Risks" section later in this Prospectus for further details.



TAX-MANAGED LARGE CAP FUND
---------------------------------
(FORMERLY EQUITY T FUND)



INVESTMENT           To provide capital growth on an after-tax basis by investing
OBJECTIVE            principally in equity securities.

PRINCIPAL            The Tax-Managed Large Cap Fund invests primarily in equity
INVESTMENT           securities of large capitalization US companies, although
STRATEGIES           the Fund may invest a limited amount in non-US firms from
                     time to time. The Fund generally pursues a market-oriented style of security selection which incorporates both a growth style and a value style. The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. The Fund
                     attempts to do this through the realization of returns as
                     capital gains and not as investment income under US tax
                     laws. The Fund also attempts to minimize its realization of capital gains and offset any such realization of capital
                     gains with capital losses. The Fund intends to be fully
                     invested at all times.

PRINCIPAL RISKS      An investment in the Tax-Managed Large Cap Fund, like any
                     investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in
                     the Fund are those associated with tax-sensitive management, investing in equity securities, securities lending and
                     exposing liquidity reserves to equity markets. Please refer to the "Risks" section later in this Prospectus for further details.



TAX-MANAGED SMALL CAP FUND
---------------------------------



INVESTMENT           To provide capital growth on an after-tax basis by investing
OBJECTIVE            principally in equity securities of small capitalization
                     companies.

PRINCIPAL            The Tax-Managed Small Cap Fund invests primarily in equity
INVESTMENT           securities of US companies, although the Fund may invest a
STRATEGIES           limited amount in non-US firms from time to time. The Fund generally pursues a market-oriented style of security
                     selection which incorporates both a growth style and a value style. The Fund seeks to realize capital growth while
                     minimizing shareholder tax consequences arising from the
                     Fund's portfolio management activities. The Fund attempts to do this through the realization of returns as capital gains and not as investment income under US tax laws. The Fund
                     also attempts to minimize its realization of capital gains and offset any such realization of capital gains with
                     capital losses. The Fund intends to be fully invested at all times.

PRINCIPAL RISKS      An investment in the Tax-Managed Small Cap Fund, like any
                     investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in
                     the Fund are those associated with tax-sensitive management, investing in equity securities, investing in securities of small capitalization companies, securities lending and
                     exposing liquidity reserves to equity markets. Please refer to the "Risks" section later in this Prospectus for further details.



TAX EXEMPT BOND FUND
-------------------------



INVESTMENT           To provide a high level of federal tax-exempt current income
OBJECTIVE            by investing primarily in a diversified portfolio of
                     investment grade municipal securities.

PRINCIPAL            The Tax Exempt Bond Fund concentrates its investments in
INVESTMENT           investment- grade municipal debt obligations providing
STRATEGIES           federal tax-exempt interest income. The average weighted
                     duration of the Fund's portfolio typically ranges within ten percent of the average weighted duration of the Lehman
                     Brothers 1-10 Year Municipal Bond Index, but may vary up to
                     25% from the Index's duration. The Fund has no restrictions on individual security duration. The Fund employs multiple money managers, each with its own expertise in the municipal bond market.

PRINCIPAL RISKS      An investment in the Tax Exempt Bond Fund, like any
                     investment, has risks. The value of the Fund fluctuates with interest rates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, investing in municipal
                     obligations and repurchase agreements, credit and liquidity enhancements, securities lending and using a multi-manager approach. Please refer to the "Risks" section later in this
                     Prospectus for further details.

                                  PERFORMANCE



    The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class C Shares varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund's operations). The highest and lowest quarterly returns during the period shown in the bar charts for the Funds'
Class C Shares are set forth below the bar charts.



    The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of such Fund) compare with the returns of certain indexes that measure broad market performance.



    Returns for periods prior to the date each Fund first issued Class C Shares are those of the Fund's Class S Shares, and therefore do not reflect deduction of Rule 12b-1 distribution or shareholder servicing fees. Except for the Short Term Bond, Tax-Managed Large Cap, Tax-Managed Small Cap and Tax Exempt Bond Funds, all Funds first issued Class C Shares on January 27, 1999. The Short Term Bond Fund first issued Class C Shares on March 3, 1999. The Tax-Managed Large Cap and Tax-Managed Small Cap Funds first issued Class C Shares on December 1, 1999. The Tax Exempt Bond Fund first issued Class C Shares on March 29, 1999.



    Past performance is no indication of future results.

--------------------------------------------------------------------------------


                        DIVERSIFIED EQUITY FUND CLASS C
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -7.01%

1991  31.05%

1992   8.32%

1993  10.53%

1994  -0.01%

1995  35.17%

1996  23.29%

1997  31.32%

1998  25.11%

1999  17.23%


                          BEST QUARTER: 22.40% (4Q/98)
                        WORST QUARTER: (15.19)% (3Q/90)



      ------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                      ------    -------    --------
      Class C...................................................   17.23%     26.04%     16.59%

      Russell 1000-Registered Trademark- Index..................   20.91      28.05      18.13
      ------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                          SPECIAL GROWTH FUND CLASS C
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -14.28%

1991   43.11%

1992   12.52%

1993   15.48%

1994   -3.71%

1995   28.52%

1996   18.65%

1997   28.77%

1998    0.42%

1999   20.41%


                          BEST QUARTER: 22.40% (1Q/91)
                        WORST QUARTER: (22.45)% (3Q/90)



      ------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                      ------    -------    --------
      Class C...................................................   20.41%     18.60%     13.67%

      Russell 2500-TM- Index....................................   24.15      19.43      15.05
      ------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           EQUITY INCOME FUND CLASS C
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -6.90%

1991  27.52%

1992  11.51%

1993  13.23%

1994   0.69%

1995  34.76%

1996  21.45%

1997  33.59%

1998  12.99%

1999  -0.61%


                          BEST QUARTER: 16.47% (1Q/91)
                        WORST QUARTER: (15.63)% (3Q/90)



      ------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                      ------    -------    --------
      Class C...................................................   (0.61)%    19.35%     13.84%

      Russell 1000-Registered Trademark- Value Index............    7.35      23.07      15.60
      ------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                        QUANTITATIVE EQUITY FUND CLASS C
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -5.60%

1991  31.70%

1992   8.67%

1993  12.56%

1994   0.19%

1995  37.69%

1996  23.08%

1997  32.70%

1998  24.82%

1999  20.35%


                          BEST QUARTER: 22.55% (4Q/98)
                        WORST QUARTER: (14.38)% (3Q/90)



      ------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                      ------    -------    --------
      Class C...................................................   20.35%     27.23%     17.64%

      Russell 1000-Registered Trademark- Index..................   20.91      28.05      18.13
      ------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                     INTERNATIONAL SECURITIES FUND CLASS C
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -15.34%

1991   11.99%

1992   -6.94%

1993   33.48%

1994    4.86%

1995   10.20%

1996    7.63%

1997    0.26%

1998   12.90%

1999   29.35%


                          BEST QUARTER: 18.71% (4Q/99)
                        WORST QUARTER: (17.66)% (3Q/90)



      ------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                      ------    -------    --------
      Class C...................................................   29.35%     11.41%     7.80%

      MSCI EAFE Index...........................................   27.30      13.15      7.34
      ------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                         EMERGING MARKETS FUND CLASS C
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994   -5.83%

1995   -8.21%

1996   12.26%

1997   -3.45%

1998  -27.57%

1999   47.91%


                          BEST QUARTER: 27.64% (4Q/99)
                        WORST QUARTER: (21.64)% (3Q/98)



      -------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS                                                       SINCE
      FOR THE PERIODS ENDED DECEMBER 31, 1999                     1 YEAR    5 YEARS*   INCEPTION*
      ---------------------------------------                     ------    --------   ----------
      Class C..................................................   47.91%     1.28%        5.23%

      IFC Investable Composite Index...........................   67.11      2.17         8.58
      -------------------------------------------------------------------------------------------


  ----------------------------


   * The Emerging Markets Fund commenced operations on January 29, 1993. For periods prior to April 1, 1995, performance results for the Fund do not reflect deduction of investment management fees.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                      REAL ESTATE SECURITIES FUND CLASS C
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -15.92%

1991   37.08%

1992   17.29%

1993   17.42%

1994    7.24%

1995   10.87%

1996   36.81%

1997   18.99%

1998  -15.94%

1999   -0.39%


                          BEST QUARTER: 24.69% (1Q/91)
                        WORST QUARTER: (14.24)% (3Q/90)



      --------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                        1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                        ------    -------    --------
      Class C.....................................................   (0.39)%    8.35%      9.77%

      NAREIT Equity REIT Index....................................   (4.62)     8.09       9.12
      --------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                          SHORT TERM BOND FUND CLASS C
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990   9.71%

1991  12.31%

1992   2.74%

1993   6.98%

1994   0.82%

1995   9.95%

1996   4.76%

1997   6.02%

1998   6.09%

1999   2.19%


                          BEST QUARTER: 3.90% (4Q/91)
                         WORST QUARTER: (0.69)% (4Q/92)



      --------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999*                       1 YEAR    5 YEARS    10 YEARS
      ----------------------------------------                       ------    -------    --------
      Class C.....................................................   2.19%      5.77%      6.10%

      Merrill Lynch 1-2.99 Years Treasury Index...................   3.06       6.51       6.59

      30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 1999            CURRENT
      --------------------------------------------------            --------
      Class C.                                                          4.79
      --------------------------------------------------------------------------------------------


  ----------------------------


   * For periods prior to April 1, 1995, performance results for the Fund do not reflect deduction of investment management fees.


--------------------------------------------------------------------------------


       To obtain current 30-day yield information, please call 1-800-787-7354.

--------------------------------------------------------------------------------


                         DIVERSIFIED BOND FUND CLASS C
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990   7.58%

1991  15.29%

1992   6.57%

1993  10.02%

1994  -3.25%

1995  17.76%

1996   3.43%

1997   9.09%

1998   8.09%

1999  -2.14%


                          BEST QUARTER: 5.80% (2Q/95)
                         WORST QUARTER: (2.79)% (1Q/94)



      --------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                         1 YEAR   5 YEARS    10 YEARS
      ---------------------------------------                         ------   -------    --------
      Class C.....................................................    (2.14)%   6.78%      6.92%

      Lehman Brothers Aggregate Bond Index........................    (0.82)    7.73       7.70

      30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 1999              CURRENT
      ------------------------------------------------------------    -----

      Class C.....................................................     5.55%
      --------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------


       To obtain current 30-day yield information, please call 1-800-787-7354.

--------------------------------------------------------------------------------


                        MULTISTRATEGY BOND FUND CLASS C
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994  -4.35%

1995  17.92%

1996   4.97%

1997   9.50%

1998   6.79%

1999  -1.71%


                          BEST QUARTER: 6.23% (2Q/95)
                         WORST QUARTER: (3.44)% (1Q/94)



      ----------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS                                                          SINCE
      FOR THE PERIODS ENDED DECEMBER 31, 1999                       1 YEAR     5 YEARS    INCEPTION*
      ---------------------------------------                       ------     -------    ----------
      Class C...................................................    (1.71)%     7.26%        5.79%

      Lehman Brothers Aggregate Bond Index......................    (0.82)      7.73         6.21

      30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 1999          CURRENT
      ----------------------------------------------------------    -----

      Class C...................................................     5.24%
      ----------------------------------------------------------------------------------------------


  ----------------------------


   *   The Multistrategy Bond Fund commenced operations on January 29, 1993.


--------------------------------------------------------------------------------


       To obtain current 30-day yield information, please call 1-800-787-7354.

--------------------------------------------------------------------------------


                       TAX MANAGED LARGE CAP FUND CLASS C
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



1997  31.73%

1998  32.08%

1999  16.51%


                          BEST QUARTER: 23.71% (4Q/98)
                        WORST QUARTER: (10.12)% (3Q/98)



      -----------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS                                               SINCE
      FOR THE PERIODS ENDED DECEMBER 31, 1999                        1 YEAR    INCEPTION*
      ---------------------------------------                        ------    ----------
      Tax-Managed Large Cap Fund Class C..........................   16.51%      26.87%

      S&P 500 Composite Stock Price Index.........................   21.14       27.70
      -----------------------------------------------------------------------------------


  ----------------------------


   *   The Tax-Managed Large Cap Fund commenced operations on October 7,
      1996.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                           TAX-MANAGED SMALL CAP FUND




    Because the Tax-Managed Small Cap Fund had not been in operation for a full calendar year when this Prospectus was printed, its performance history and average annual returns are not included. Performance history and average annual returns will be available for the Tax-Managed Small Cap Fund after the Fund has been in operation for one calendar year.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                          TAX EXEMPT BOND FUND CLASS C
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990   6.12%

1991   7.64%

1992   5.85%

1993   6.58%

1994  -0.54%

1995   7.81%

1996   3.07%

1997   4.92%

1998   4.82%

1999  -1.24%


                          BEST QUARTER: 2.79% (4Q/91)
                         WORST QUARTER: (1.72)% (2Q/99)



      --------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                        1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                        ------    -------    --------
      Tax Exempt Bond Fund Class C*...............................   (1.24)%    3.83%      4.46%

      Lehman Brothers Municipal 1-10 Year Index#..................    0.55      6.21         --

      Salomon Smith Barney 3-Month Treasury Bill Index............    4.74      5.20       5.05

      YIELDS FOR THE YEAR ENDED DECEMBER 31, 1999                   CURRENT
      -------------------------------------------                   --------
      30-Day Yield

      Class C.....................................................    3.32%

      30-Day Tax Equivalent Yield

      Class C.....................................................    5.49
      --------------------------------------------------------------------------------------------


  ----------------------------


   * The performance of the Tax Exempt Bond Fund prior to January 1, 1999 reflects a higher advisory fee than is currently borne by the Fund.



   # Prior to November 1, 1999, the comparative index for the Tax Exempt Bond Fund was the Salomon Smith Barney 3-Month Treasury Bill Index. The Fund believes that the Lehman Brothers Municipal 1-10 Year Index is more broadly representative of the securities and strategies likely to be employed by the Tax Exempt Bond Fund and provides more useful information as a comparative basis for evaluation of the Fund's performance. The Lehman Brothers Municipal 1-10 Year Index is an index, with income reinvested, representative of municipal bonds with maturities ranging from 1-10 years.


--------------------------------------------------------------------------------


       To obtain current yield information, please call 1-800-787-7354.

                               FEES AND EXPENSES



    The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.


                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                         MAXIMUM SALES
                                         MAXIMUM SALES   CHARGE (LOAD)
                                         CHARGE (LOAD)    IMPOSED ON        MAXIMUM
                                          IMPOSED ON      REINVESTED     DEFERRED SALES   REDEMPTION   EXCHANGE
                                           PURCHASES       DIVIDENDS     CHARGE (LOAD)       FEES        FEES
                                           ---------       ---------     -------------       ----        ----

All Funds, Class C.....................      None            None             None           None        None

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)



                                                     OTHER EXPENSES
                                                       (INCLUDING
                                                     ADMINISTRATIVE       TOTAL GROSS
                                                        FEES AND          ANNUAL FUND                       TOTAL NET FUND
                       ADVISORY    DISTRIBUTION       SHAREHOLDER          OPERATING      FEE WAIVERS AND     OPERATING
                         FEE*     (12B-1) FEES**   SERVICING FEES)***      EXPENSE#       REIMBURSEMENTS       EXPENSES
                         ----     --------------   ------------------      --------       --------------       --------

CLASS C SHARES

  Diversified
    Equity...........    0.73%         0.75%              0.45%              1.93%              0.00%            1.93%

  Special Growth.....    0.90%         0.75%              0.59%              2.24%              0.00%            2.24%

  Equity Income......    0.75%         0.75%              0.61%              2.11%              0.00%            2.11%

  Quantitative
    Equity...........    0.73%         0.75%              0.45%              1.93%              0.00%            1.93%

  International
    Securities.......    0.90%         0.75%              0.65%              2.30%              0.00%            2.30%

  Emerging Markets...    1.15%         0.75%              1.01%              2.91%              0.00%            2.91%

  Real Estate
    Securities.......    0.80%         0.75%              0.59%              2.14%              0.00%            2.14%

  Short Term Bond....    0.45%         0.75%              0.54%              1.74%              0.00%            1.74%

  Diversified Bond...    0.40%         0.75%              0.46%              1.61%              0.00%            1.61%

  Multistrategy
    Bond+............    0.60%         0.75%              0.51%              1.86%             (0.00)%           1.86%

  Tax Exempt Bond....    0.30%         0.75%              0.52%              1.57%              0.00%            1.57%

  Tax-Managed Large
    Cap..............    0.70%         0.75%              0.40%              1.85%              0.00%            1.85%

  Tax-Managed Small
    Cap+.............    0.98%         0.75%              0.58%              2.31%             (0.06)%           2.25%


------------------------------


* Each Fund may also pay, in addition to the fee set forth above, a fee which compensates the Funds' advisor, Frank Russell Investment Management Company (FRIMCo) for managing collateral which the Funds have received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.



** Pursuant to the rules of the National Association of Securities Dealers, Inc. (NASD), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on all Class C Shares of the Funds as a group rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

*** Annual operating expenses for the Tax-Managed Small Cap Fund are based on average net assets expected to be invested during the Fund's first
    12 months of operation. During the course of that period, expenses may be more or less than the amount shown. "Other Expenses" for Class C Shares have been restated to reflect current expenses and include a shareholder servicing fee of 0.25% of average daily net assets of the Funds' Class C Shares.



# If you purchase any class of Shares of a Fund through a financial intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your financial intermediary for information concerning what additional fees, if any, will be charged.



+ FRIMCo has contractually agreed to waive, at least until February 28, 2001 up to the full amount of its 1.03% combined advisory and administrative fees for the Tax-Managed Small Cap Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis.

EXAMPLE


    THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN EACH FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.



    The example assumes that you invest $10,000 in a Fund for the time periods indicated, and then redeem all of your Shares at the end of the period. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.


    Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------

CLASS C:

Diversified Equity Fund.....................................    $196       $606      $1,042     $2,254

Special Growth Fund.........................................     227        700       1,199      2,573

Equity Income Fund..........................................     214        661       1,134      2,442

Quantitative Equity Fund....................................     196        606       1,042      2,254

International Securities Fund...............................     233        718       1,229      2,633

Emerging Markets Fund.......................................     294        900       1,532      3,232

Real Estate Securities Fund.................................     217        670       1,149      2,472

Short Term Bond Fund........................................     177        549         945      2,053

Diversified Bond Fund.......................................     164        508         876      1,911

Multistrategy Bond Fund.....................................     189        585       1,006      2,181

Tax Exempt Bond Fund........................................     160        496         856      1,868

Tax-Managed Large Cap Fund..................................     188        582       1,001      2,168

Tax-Managed Small Cap Fund..................................     228        716       1,230      2,641

                        SUMMARY COMPARISON OF THE FUNDS


                                     ANTICIPATED     MAXIMUM
                                       EQUITY         DEBT
               FUND                  INVESTMENTS   INVESTMENTS                   FOCUS
-----------------------------------  -----------   -----------   --------------------------------------
Diversified Equity Fund............    65-100%          35%      Income and capital growth
Special Growth Fund................    65-100%          35%      Maximum total return primarily through
                                                                 capital appreciation
Equity Income Fund.................    65-100%          35%      Current income
Quantitative Equity Fund...........       100%           0%      Total return
International Securities Fund......    65-100%          35%      Total return
Emerging Markets Fund..............    65-100%          35%      Maximum total return primarily through
                                                                 capital appreciation
Real Estate Securities Fund........    65-100%          35%      Total return
Short Term Bond Fund...............      0-35%         100%      Preservation of capital and generation
                                                                 of current income
Diversified Bond Fund..............        35%         100%      Current income and diversification
Multistrategy Bond Fund............         0%         100%      Maximum total return primarily through
                                                                 capital appreciation
Tax-Exempt Bond Fund...............         0%         100%      Maximum current income
Tax-Managed Large Cap Fund.........    65-100%          35%      Capital growth
Tax-Managed Small Cap Fund.........    65-100%          35%      Capital growth


      THE PURPOSE OF THE FUNDS--MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION


    The Frank Russell Investment Company (FRIC) Funds (Funds) are offered through certain bank trust departments, registered investment advisers, broker-dealers or other financial services organizations that have been selected by the Funds' adviser or distributor (Financial Intermediaries). The Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's (FRIMCo) and Frank Russell Company's (Russell) "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services. Unlike most investment companies that have a single organization that acts as both administrator and investment adviser, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.


    Three functions form the core of Russell's consulting services:

    - OBJECTIVE SETTING: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

    - ASSET ALLOCATION: Allocating a client's assets among different asset classes--such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate--in a way most likely to achieve the client's objectives and desired returns.

    - MONEY MANAGER RESEARCH: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

    When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns.

    The Funds believe investors should seek to hold fully diversified portfolios that reflect both their own individual investment time horizons and their ability to accept risk. The Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more of the Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

    Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

    Studies have shown that no one investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

    The Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. The Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

    By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

    The Funds conduct their business through a number of service providers, who act on behalf of the Funds. FRIMCo, the Funds' administrator and investment adviser, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers. Each of the Funds' money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


DIVERSIFIED EQUITY FUND
---------------------------


INVESTMENT           To provide income and capital growth by investing
OBJECTIVE            principally in equity securities.

PRINCIPAL            The Diversified Equity Fund invests primarily in common
INVESTMENT           stocks of medium and large capitalization companies, most of
STRATEGIES           which are US based.
                     The Fund employs a "multi-style, multi-manager" approach
                     whereby portions of the Fund are allocated to different
                     money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to
                     complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector.

                     Additionally, the Fund is diversified by equity substyle.
                     For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SPECIAL GROWTH FUND
------------------------


INVESTMENT           To maximize total return primarily through capital
OBJECTIVE            appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

PRINCIPAL            The Special Growth Fund invests primarily in common stocks
INVESTMENT           of small and medium capitalization companies most of which
STRATEGIES           are US based. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the
                     Russell 2000-Registered Trademark- Index.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The
                     Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EQUITY INCOME FUND
-----------------------


INVESTMENT           To achieve a high level of current income while maintaining
OBJECTIVE            the potential for capital appreciation.

PRINCIPAL            The Equity Income Fund invests primarily in common stocks of
INVESTMENT           medium and large capitalization companies, most of which are
STRATEGIES           US based. Because the Fund's investment objective is
                     primarily to provide a high level of current income, the
                     Fund generally pursues a value style of securities
                     selection, emphasizing investments in common stocks of
                     companies that appear to be undervalued relative to their
                     corporate worth, based on earnings, book or asset value,
                     revenues or cash flow.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses two principal investment styles intended to complement one another:

                         - YIELD SUBSTYLE--emphasizes investments in equity securities with above-average yield relative to the market. Generally, these securities are issued by companies in the financial and utilities industries and, to a lesser extent, other industries.

                         - LOW PRICE/EARNINGS RATIO SUBSTYLE--emphasizes investments in equity securities of companies that are considered undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors. From time to time, this substyle may also include investments in companies with above-average earnings growth prospects, if they appear to be undervalued in relation to their securities' historical price levels.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment substyle and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The
                     Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


QUANTITATIVE EQUITY FUND
-----------------------------


INVESTMENT           To provide a total return greater than the total return of
OBJECTIVE            the US stock market (as measured by the Russell
                     1000-Registered Trademark- Index over a market cycle of four to six years) while maintaining volatility and
                     diversification similar to the Index.

PRINCIPAL            The Quantitative Equity Fund invests primarily in common
INVESTMENT           stocks of medium and large capitalization companies which
STRATEGIES           are predominately US based. The Fund generally pursues a
                     market-oriented style of security selection, which
                     incorporates both a growth style and a value style, based on quantitative investment models which are mathematical
                     formulas based on statistical analysis. This style
                     emphasizes investments in companies that appear to be
                     undervalued relative to their growth prospects.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell
                     1000-Registered Trademark- Index. Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell
                     1000-Registered Trademark- Index. Each money manager performs this process independently from each other money manager.

                     The Russell 1000-Registered Trademark- Index consists of the
                     1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at December 31, 1999 had a capitalization of approximately $1.1 billion.

                     The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


INTERNATIONAL SECURITIES FUND
-----------------------------------


INVESTMENT           To provide favorable total return and additional
OBJECTIVE            diversification for US investors.

PRINCIPAL            The International Securities Fund invests primarily in
INVESTMENT           equity securities issued by companies domiciled outside the
STRATEGIES           US and in depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly
                     Europe and the Far East) to maintain a high degree of
                     diversification among countries and currencies. Because
                     international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their
                     investment portfolio's overall volatility by combining an
                     investment in this Fund with investments in US equities.

                     The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The
                     Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND
----------------------------


INVESTMENT           To provide maximum total return primarily through capital
OBJECTIVE            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from developed market
                     international portfolios by investing primarily in equity
                     securities.

PRINCIPAL            The Emerging Markets Fund will primarily invest in equity
INVESTMENT           securities of companies that are located in countries with
STRATEGIES           emerging markets or that derive a majority of their revenues from operations in such countries. These companies are
                     referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market" country is a
                     country having an economy and market that the World Bank or the United Nations consider to be emerging or developing.
                     These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.

                     The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                     The Fund invests in common stocks of Emerging Market
                     Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                     Some emerging markets countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments (e.g., capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics). The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. A Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


REAL ESTATE SECURITIES FUND
--------------------------------


INVESTMENT           To generate a high level of total return through above
OBJECTIVE            average current income while maintaining the potential for capital appreciation.

PRINCIPAL            The Real Estate Securities Fund seeks to achieve its
INVESTMENT           objective by concentrating its investments in equity
STRATEGIES           securities of issuers whose value is derived primarily from development, management and market pricing of underlying
                     real estate properties.

                     The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominately US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND
--------------------------


INVESTMENT           The preservation of capital and the generation of current
OBJECTIVE            income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility
                     characteristics.

PRINCIPAL            The Short Term Bond Fund invests primarily in fixed-income
INVESTMENT           securities. In particular, the Fund holds debt securities
STRATEGIES           issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective
                     agencies and instrumentalities. It also holds
                     mortgage-backed securities, including collateralized
                     mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     From time to time, the Fund may invest in municipal debt
                     obligations.

                     The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                     The average weighted duration of the Fund's portfolio typically ranges within 15% of the average weighted duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was
                     1.6 years on December 31, 1999, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes, as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury
                     Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps
                     (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. The
                     Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


DIVERSIFIED BOND FUND
-------------------------


INVESTMENT           To provide effective diversification against equities and a
OBJECTIVE            stable level of cash flow by investing in fixed-income
                     securities.

PRINCIPAL            The Diversified Bond Fund invests primarily in investment
INVESTMENT           grade fixed- income securities. In particular, the Fund
STRATEGIES           holds debt securities issued or guaranteed by the US
                     government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     From time to time, the Fund may invest in municipal debt
                     obligations.

                     The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was 5.0 years as of December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. In seeking investments that will produce cash flow, the Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps
                     (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. The
                     Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

MULTISTRATEGY BOND FUND
-----------------------------


INVESTMENT           To provide maximum total return primarily through capital
OBJECTIVE            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from broad fixed-income market portfolios.

PRINCIPAL            The Multistrategy Bond Fund invests primarily in
INVESTMENT           fixed-income securities. In particular, the Fund holds debt
STRATEGIES           securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their
                     respective agencies and instrumentalities. It also holds
                     mortgage-backed securities, including collateralized
                     mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     From time to time the Fund may invest in municipal debt
                     obligations.

                     The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by a Fund money manager to be of comparable quality. These securities are commonly referred to as "junk bonds."

                     The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was 5.0 years as of December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps
                     (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. The
                     Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not be able to achieve its investment objective during such times.

TAX-MANAGED LARGE CAP FUND (FORMERLY EQUITY T FUND)
---------------------------------



INVESTMENT           To provide capital growth on an after-tax basis by investing
OBJECTIVE            principally in equity securities.

PRINCIPAL            The Tax-Managed Large Cap Fund invests primarily in equity
INVESTMENT           securities of large capitalization US companies, as
STRATEGIES           represented by the S&P 500-Registered Trademark- market
                     index, although the Fund may invest a limited amount in
                     non-US firms from time to time.

                     The Fund generally pursues a market-oriented style of security selection, which incorporates both a growth style and a value style, based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in large capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities. Although it is not an index fund, under normal market conditions, the Tax-
                     Managed Large Cap Fund will invest at least 65 percent of the value of its total assets in securities that are included in the S&P 500-Registered Trademark- market index.

                     The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

                     The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns.
                     The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

                     The Fund intends to minimize its taxable distributions to shareholders in two ways:

                         - First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

                         - Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price.
                           Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

                     If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                     The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.
                     The Fund uses a dividend discount model to gauge securities' anticipated returns relative to their industry peers. This model forecasts the expected future dividends of individual securities and calculates the expected return at the current share price. The Fund identifies securities that exhibit superior total return prospects. From among those securities, using a quantitative after-tax model, the Fund chooses stocks from a variety of economic sectors and industries, generally in the proportions that those sectors and industries are represented in the S&P 500 Index.

                     When the Fund's shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is inconsistent with the Fund's strategy.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform generally as though its cash reserves were actually invested in those markets. The Fund may also invest its liquidity reserves in one or more FRIC money market funds.

                     Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not be able to achieve its investment objective during such times.

TAX-MANAGED SMALL CAP FUND
---------------------------------



INVESTMENT           To provide capital growth on an after-tax basis by investing
OBJECTIVE            principally in equity securities of small capitalization
                     companies.

PRINCIPAL            The Tax-Managed Small Cap Fund invests primarily in equity
INVESTMENT           securities of US companies, although the Fund may invest a
STRATEGIES           limited amount in non-US firms from time to time.

                     The Fund generally pursues a market-oriented style of security selection, which incorporates both a growth style and a value style, based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in small capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities. Under normal market conditions, the Tax-Managed Small Cap Fund will invest at least 65 percent of its total assets in securities that are not included in the S&P 500 market index.

                     The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

                     The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns.
                     The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

                     The Fund intends to minimize its taxable distributions to shareholders in two ways:

                         - First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

                         - Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price.
                           Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

                     If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                     The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

                     When the Fund's shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is inconsistent with the Fund's strategy.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform generally as though its cash reserves were actually invested in those markets. The Fund may also invest its liquidity reserves in one or more FRIC money market funds.

                     Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not be able to achieve its investment objective during such times.

TAX EXEMPT BOND FUND
-------------------------



INVESTMENT           To provide a high level of federal tax-exempt current income
OBJECTIVE            by investing primarily in a diversified portfolio of
                     investment grade municipal securities.

PRINCIPAL            The Tax Exempt Bond Fund concentrates its investments in
INVESTMENT           investment- grade municipal debt obligations providing
STRATEGIES           federal tax-exempt interest income. Specifically, these
                     obligations are debt obligations issued by states,
                     territories and possessions of the US and the District of
                     Columbia and their political subdivisions, agencies and
                     instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects. Under normal market conditions, at least 80% of
                     the Fund's assets will be invested in tax-exempt securities.

                     The average weighted duration of the Fund's portfolio typically ranges within ten percent of the average weighted duration of the Lehman Brothers Municipal 1-10 Year Index, which was 4.4 years on December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund employs multiple money managers, each with its own expertise in the municipal bond market. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not be able to achieve its investment objective during such times.

                                     RISKS



    An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates, and you could lose money. The following table describes principal types of risks that the Funds are subject to and lists next to each description those Funds most likely to be affected by the risk. Other Funds that are not listed may hold portfolio investments that are subject to one or more of the risks, but will not do so in a way that is expected to principally affect the performance of the Fund as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.



 RISK ASSOCIATED WITH:                     DESCRIPTION                          RELEVANT FUND
 ---------------------                     -----------                          -------------

MULTI-MANAGER APPROACH     The investment styles employed by a Fund's     Diversified Equity
                           money managers may not be complementary. The   Special Growth
                           interplay of the various strategies employed   Equity Income
                           by a Fund's multiple money managers may        Quantitative Equity
                           result in a Fund holding a concentration of    International Securities
                           certain types of securities. This              Emerging Markets
                           concentration may be beneficial or             Real Estate Securities
                           detrimental to a Fund's performance            Short Term Bond
                           depending upon the performance of those        Diversified Bond
                           securities and the overall economic            Multistrategy Bond
                           environment. The multi-manager approach        Tax Exempt Bond
                           could result in a high level of portfolio
                           turnover, resulting in higher Fund brokerage
                           expenses and increased tax liability from a
                           Fund's realization of capital gains.

TAX-SENSITIVE MANAGEMENT   A Fund's tax-managed equity investment         Tax-Managed Large Cap
                           strategy may not provide as high a return      Tax-Managed Small Cap
                           before consideration of federal income tax
                           consequences as other funds. A tax-sensitive
                           investment strategy involves active
                           management and a Fund may realize capital
                           gains.

EQUITY SECURITIES          The value of equity securities will rise and   Diversified Equity
                           fall in response to the activities of the      Special Growth
                           company that issued the stock, general         Equity Income
                           market conditions and/ or economic             Quantitative Equity
                           conditions.                                    International Securities
                                                                          Emerging Markets
                                                                          Real Estate Securities
                                                                          Tax-Managed Large Cap
                                                                          Tax-Managed Small Cap

 RISK ASSOCIATED WITH:                     DESCRIPTION                          RELEVANT FUND
 ---------------------                     -----------                          -------------
    - Value Stocks         Investments in value stocks are subject to     Diversified Equity
                           risks that (i) their intrinsic values may      Special Growth
                           never be realized by the market or (ii) such   Equity Income
                           stock may turn out not to have been            International Securities
                           undervalued.                                   Tax-Managed Large Cap
                                                                          Tax-Managed Small Cap

    - Growth Stocks        Growth company stocks may provide minimal      Diversified Equity
                           dividends which could otherwise cushion        Special Growth
                           stock prices in a market decline. The value    International Securities
                           of growth company stocks may rise and fall     Tax-Managed Large Cap
                           significantly based, in part, on investors'    Tax-Managed Small Cap
                           perceptions of the company, rather than on
                           fundamental analysis of the stocks.

    - Market-Oriented      Market-oriented investments are generally      Diversified Equity
      Investments          subject to the risks associated with growth    Special Growth
                           and value stocks.                              Quantitative Equity
                                                                          International Securities
                                                                          Tax-Managed Large Cap
                                                                          Tax-Managed Small Cap

    - Securities of        Investments in smaller companies may involve   Special Growth
      Small                greater risks because these companies          Tax-Managed Small Cap
      Capitalization       generally have a limited track record.
    Companies              Smaller companies often have narrower
                           markets and more limited managerial and
                           financial resources than larger, more
                           established companies. As a result, their
                           performance can be more volatile, which may
                           increase the volatility of a Fund's
                           portfolio.

 RISK ASSOCIATED WITH:                     DESCRIPTION                          RELEVANT FUND
 ---------------------                     -----------                          -------------
FIXED-INCOME               Prices of fixed-income securities rise and     Short Term Bond
SECURITIES                 fall in response to interest rate changes.     Diversified Bond
                           Generally, when interest rates rise, prices    Multistrategy Bond
                           of fixed-income securities fall. The longer    Tax Exempt Bond
                           the duration of the security, the more
                           sensitive the security is to this risk. A 1%
                           increase in interest rates would reduce the
                           value of a $100 note by approximately one
                           dollar if it had a one-year duration, but
                           would reduce its value by approximately
                           fifteen dollars if it had a 15-year
                           duration. There is also a risk that one or
                           more of the securities will be downgraded in
                           credit rating or go into default.
                           Lower-rated bonds generally have higher
                           credit risks.

    - Non-Investment       Although lower rated debt securities           Short Term Bond
      Grade                generally offer a higher yield than higher     Multistrategy Bond
      Fixed-Income         rated debt securities, they involve higher
      Securities           risks. They are especially subject to:

                               - Adverse changes in general economic
                                 conditions and in the industries in
                                 which their issuers are engaged,

                               - Changes in the financial condition of
                               their issuers and

                               - Price fluctuations in response to
                               changes in interest rates.

                           As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default which could result in a loss to a Fund.

 RISK ASSOCIATED WITH:                     DESCRIPTION                          RELEVANT FUND
 ---------------------                     -----------                          -------------
INTERNATIONAL SECURITIES   A Fund's return and net asset value may be     International Securities
                           significantly affected by political or         Emerging Markets
                           economic conditions and regulatory             Short Term Bond
                           requirements in a particular country.          Multistrategy Bond
                           Foreign markets, economies and political
                           systems may be less stable than US markets,
                           and changes in exchange rates of foreign
                           currencies can affect the value of a Fund's
                           foreign assets. Foreign laws and accounting
                           standards typically are not as strict as
                           they are in the US and there may be less
                           public information available about foreign
                           companies. Foreign securities markets may be
                           less liquid and have fewer transactions than
                           US securities markets. Additionally,
                           international markets may experience delays
                           and disruptions in securities settlement
                           procedures for a Fund's portfolio
                           securities.

-Non-US Debt Securities    A Fund's foreign debt securities are           Short Term Bond
                           typically obligations of sovereign             Multistrategy Bond
                           governments and corporations. These
                           securities are particularly subject to a
                           risk of default from political instability.

-Emerging Market           Investments in emerging or developing          Emerging Markets
  Countries                markets involve exposure to economic
                           structures that are generally less diverse
                           and mature, and to political systems which
                           have less stability than those of more
                           developed countries. Emerging market
                           securities are subject to currency transfer
                           restrictions and may experience delays and
                           disruptions in securities settlement
                           procedures for a Fund's portfolio
                           securities.

 RISK ASSOCIATED WITH:                     DESCRIPTION                          RELEVANT FUND
 ---------------------                     -----------                          -------------
-Instruments of U.S. and   Non-US corporations and banks issuing dollar   Short Term Bond
 Foreign Banks and         denominated instruments in the US are not      Diversified Bond
 Branches and foreign      necessarily subject to the same regulatory     Multistrategy Bond
 Corporations, Including   requirements that apply to US corporations
 Yankee Bonds              and banks, such as accounting, auditing and
                           recordkeeping standards, the public
                           availability of information and, for banks,
                           reserve requirements, loan limitations and
                           examinations. This increases the possibility
                           that a non-US corporation or bank may become
                           insolvent or otherwise unable to fulfill its
                           obligations on these instruments.

DERIVATIVES (E.G.          Price movements of a futures contract,         Short Term Bond
FUTURES CONTRACTS,         option or structured note may not be           Diversified Bond
OPTIONS ON                 identical to price movements of portfolio      Multistrategy Bond
FUTURES, INTEREST RATE     securities or a securities index resulting
SWAPS)                     in the risk that, when a Fund buys a futures
                           contract or option as a hedge, the hedge may
                           not be completely effective.

REAL ESTATE SECURITIES     Just as real estate values go up and down,     Real Estate Securities
                           the value of the securities of companies
                           involved in the industry, and in which a
                           Fund invests, also fluctuates. A Fund that
                           invests in real estate securities is also
                           subject to the risks associated with direct
                           ownership of real estate. Additional risks
                           include declines in the value of real
                           estate, changes in general and local
                           economic conditions, increases in property
                           taxes and changes in tax laws and interest
                           rates. The value of securities of companies
                           that service the real estate industry may
                           also be affected by such risks.

 RISK ASSOCIATED WITH:                     DESCRIPTION                          RELEVANT FUND
 ---------------------                     -----------                          -------------
-REITs                     REITs may be affected by changes in the        Real Estate Securities
                           value of the underlying properties owned by
                           the REITs and by the quality of any credit
                           extended. Moreover, the underlying
                           portfolios of REITs may not be diversified,
                           and therefore are subject to the risk of
                           financing a single or a limited number of
                           projects. REITs are also dependent upon
                           management skills and are subject to heavy
                           cash flow dependency, defaults by borrowers,
                           self-liquidation and the possibility of
                           failing either to qualify for tax-free pass
                           through of income under federal tax laws or
                           to maintain their exemption from certain
                           federal securities laws.

MUNICIPAL OBLIGATIONS      Municipal obligations are affected by          Short Term Bond
                           economic, business or political                Diversified Bond
                           developments. These securities may be          Multistrategy Bond
                           subject to provisions of litigation,           Tax Exempt Bond
                           bankruptcy and other laws affecting the
                           rights and remedies of creditors, or may
                           become subject to future laws extending the
                           time for payment of principal and/or
                           interest, or limiting the rights of
                           municipalities to levy taxes.

REPURCHASE AGREEMENTS      Under a repurchase agreement, a bank or        Diversified Bond
                           broker sells securities to a Fund and agrees   Short Term Bond
                           to repurchase them at the Fund's cost plus     Multistrategy Bond
                           interest. If the value of the securities
                           declines and the bank or broker defaults on
                           its repurchase obligation, a Fund could
                           incur a loss.

CREDIT AND LIQUIDITY       Adverse changes in a guarantor's credit        Tax Exempt Bond
ENHANCEMENTS               quality if contemporaneous with adverse
                           changes in the guaranteed security could
                           cause losses to a Fund and may affect its
                           net asset value.

EXPOSING LIQUIDITY         By exposing its liquidity reserves to the      Diversified Equity
RESERVES TO EQUITY         equity market, principally by use of equity    Special Growth
MARKETS                    futures, a Fund's performance tends to         Equity Income
                           correlate more closely to the performance of   Quantitative Equity
                           the market as a whole. Although this           International Securities
                           increases a Fund's performance if equity       Real Estate Securities
                           markets rise, it reduces a Fund's              Tax-Managed Large Cap
                           performance if equity markets decline.         Tax-Managed Small Cap

 RISK ASSOCIATED WITH:                     DESCRIPTION                          RELEVANT FUND
 ---------------------                     -----------                          -------------
SECURITIES LENDING         If a borrower of a Fund's securities fails     All Funds
                           financially, the Fund's recovery of the
                           loaned securities may be delayed or the Fund
                           may lose its rights to the collateral which
                           could result in a loss to a Fund.



    AN INVESTMENT IN ANY OF THE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                            MANAGEMENT OF THE FUNDS


    The Funds' investment adviser is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and manages over $17 billion in more than 30 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.



    Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides the Funds and FRIMCo with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.


    Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance corporation headquartered in Milwaukee, Wisconsin. It leads the US in both individual life insurance sold annually and individual life insurance in force.

    FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them, and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

    FRIMCo's officers and employees who oversee the money managers are:

    - Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.


    - Mark D. Amberson, who has been a Portfolio Manager of FRIMCo since January 1998. From 1991 to 1997, Mr. Amberson was a Portfolio Manager in Russell's Money Market Trading Group. Mr. Amberson has, jointly with Mr. Burge, primary responsibility for management of the Fixed Income I, Diversified Bond, Short Term Bond, Fixed Income III, Tax Exempt Bond and Multistrategy Bond Funds.



    - Randal C. Burge, who has been Director of Global Fixed Income since January 2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia. Mr. Burge, jointly with Mr. Amberson, has primary responsibility for management of the Fixed Income I, Fixed Income III, Diversified Bond, Short Term Bond, Tax Exempt Bond and Multistrategy Bond Funds.



    - Jean Carter, who has been Director of Global Equities since January 2000. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.



    - Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates. Ms. Duncan has, jointly with Mr. Jornlin, primary responsibility for management of the International and International Securities Funds.



    - James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

    - James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo. From 1991 to 1995, Mr. Jornlin was a Senior Research Analyst with Russell. Mr. Jornlin has, jointly with Mr. Parish, primary responsibility for management of the Emerging Markets Fund, has, jointly with Ms. Duncan, primary responsibility for the management of the International and International Securities Funds and has, jointly with Mr. Ogard, primary responsibility for the management of the Real Estate Securities Fund.



    - Erik W. Ogard, who has been a Portfolio Manager of FRIMCo since
      March 2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000. Mr. Ogard has, jointly with Mr. Tipple and Mr. Trittin, primary responsibility for the management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Special Growth, Equity Income and Quantitative Equity Funds and has, jointly with Mr. Jornlin, primary responsibility for the management of the Real Estate Securities Fund.



    - Symon Parish, who has been an Associate Portfolio Manager of Frank Russell Company Limited, an affiliate of FRIMCo, since 1996. From 1994 to 1996, Mr. Parish was a client service executive in Russell's Auckland office. Mr. Parish has, jointly with Mr. Jornlin, primary responsibility for the Emerging Markets Fund.



    - Brian C. Tipple, who has been a Portfolio Manager of FRIMCo since
      July 1999. From 1991 to 1999, Mr. Tipple was a Client Executive with Frank Russell Trust Company. Mr. Tipple has, jointly with Mr. Ogard and Mr. Trittin, primary responsibility for the management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.



    - Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research Department with Russell. Mr. Trittin has, jointly with Mr. Tipple and Mr. Ogard, primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.



    The aggregate annual rate of advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of each Fund's average daily net assets: Diversified Equity Fund, 0.78%; Special Growth Fund, 0.95%; Equity Income Fund, 0.80%; Quantitative Equity Fund, 0.78%; International Securities Fund, 0.95%; Emerging Markets Fund, 1.20%; Real Estate Securities Fund, 0.85%; Short Term Bond Fund, 0.50%; Diversified Bond Fund, 0.45%; Multistrategy Bond Fund, 0.65% Tax-Managed Large Cap Fund, 0.75%; Tax-Managed Small Cap Fund, 1.03%; and Tax Exempt Bond Fund, 0.35%. Of these aggregate amounts 0.05% is attributable to administrative services. FRIMCo has contractually agreed to waive, at least until February 28, 2001, a portion of its 1.03% combined advisory and administrative fees for the Tax-Managed Small Cap Fund, up to the full amount of those fees for Fund-level expenses that exceed 1.25% of the average daily net assets of that Fund on an annual basis. Additionally, FRIMCo has agreed to reimburse the Tax-Managed Small Cap Fund, at least until April 30, 2001, for all remaining Fund-level expenses that exceed 1.25% of the average daily net assets of the Tax-Managed Small Cap Fund on an annual basis. Each Fund may also pay, in addition to the aggregate fees set forth above, a fee which compensates FRIMCo for managing collateral which the Funds have received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.


                               THE MONEY MANAGERS

    Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Fund's Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Funds select money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in any Fund's selection or termination of a money manager.


    Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within the Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of the money managers' individual security selections.



    J.P. Morgan Investment Management, Inc. ("Morgan") manages the Tax-Managed Large Cap Fund. Robin Chance is the individual responsible for the management of the Fund. Ms. Chance, Vice President and member of the Structured Equity Group, has responsibility for tax aware structured equity strategies. Ms. Chance joined Morgan in 1987. Ms. Chance is a CFA and a graduate of the University of Pennsylvania's Management and Technology Program, also earning an MBA from New York University's Stern School of Business.



    Geewax, Terker & Company manages the Tax-Managed Small Cap Fund. John Julius Geewax is the portfolio manager responsible for the management of the Fund. Mr. Geewax is a graduate of the University of Pennsylvania and has earned a J.D. from the University of Pennsylvania as well as an MBA and a PhD from the Wharton School of the University of Pennsylvania. Mr. Geewax co-founded the firm in 1982. He is currently a general partner and portfolio manager responsible for research and development and trading oversight for all of the firm's investment services.

                               PORTFOLIO TURNOVER


    The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.


                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS


    Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income (if any), according to the following schedule:



DECLARED                                  PAYABLE                                   FUNDS
--------                                  -------                                   -----
Monthly.................  Early in the following month             Tax Exempt Bond, Diversified Bond and
                                                                   Multistrategy Bond Funds

Quarterly...............  Mid: April, July, October and December   Diversified Equity, Special Growth,
                                                                   Equity Income, Quantitative Equity,
                                                                   Real Estate Securities and Short Term
                                                                   Bond Funds

Annually................  Mid-December                             International Securities, Emerging
                                                                   Markets, Tax Managed Large Cap and
                                                                   Tax-Managed Small Cap Funds



CAPITAL GAINS DISTRIBUTIONS



    The Board intends to declare capital gain distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

BUYING A DIVIDEND


    If you purchase shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.


AUTOMATIC REINVESTMENT


    Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.


                                     TAXES


    In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.



    When you sell or exchange your shares of a Fund, you may have a capital gain or loss. Any loss incurred on the sale or exchange of a Fund's Shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gains dividends received with respect to such Shares. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.



    The Funds make no representation as to the amount of variability of each Funds' capital gain distributions which may vary as a function of several variables including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders redemption patterns and Fund cash equitization activity.



    Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding shares of a Fund.



    When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets is made up of foreign securities, then the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.



    If you are a corporate investor, a portion of the dividends from net investment income paid by Diversified Equity Fund, Special Growth Fund, Equity Income Fund, Quantitative Equity Fund, Real

Estate Securities Fund, Tax-Managed Large Cap Fund or Tax-Managed Small Cap Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.



    Although the Tax-Managed Large Cap and the Tax-Managed Small Cap Funds are managed to minimize the amount of capital gains realized during a particular year, the realization of capital gains is not entirely within either Fund's or its money manager's control. Shareholder purchase and redemption activity, as well as the Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Small Cap Fund may vary considerably from year to year.



    The Tax-Exempt Bond Fund intends to continue to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of its total assets in municipal obligations. If the Fund satisfies this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent that net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional shares. The Fund may invest a portion of its assets in private activity bonds, the income from which is a preference item in determining your alternative minimum tax.


    By law, a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.


    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.



    Additional information on these and other tax matters relating to the Funds and their shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.


                       HOW NET ASSET VALUE IS DETERMINED

NET ASSET VALUE PER SHARE


    The net asset value per share is calculated for Shares of each class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For all Funds, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays or Good Friday. All Funds determine net asset value at 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

VALUATION OF PORTFOLIO SECURITIES


    Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund, such as the International Securities Fund or Emerging Markets Fund, that holds portfolio securities that are listed primarily on foreign exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.



    Money market instruments maturing within 60 days of the valuation date that are held by the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax Exempt Bond Funds are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.


                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS


    The Funds offer multiple classes of Shares: Class C Shares, Class E Shares and Class S Shares.



        CLASS C SHARES participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder servicing plan. Under the distribution plan, the Funds' Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder servicing plan, the Funds' Class C Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Funds' Class C Share assets on an ongoing basis, over time these fees will increase the cost of your investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.



        CLASS E SHARES participate in the Funds' shareholder servicing plan. Under the shareholder servicing plan, the Funds' Class E Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Funds' Class E share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.



        CLASS S SHARES participate in neither the Funds' distribution plan nor the Funds' shareholder servicing plan.

                             HOW TO PURCHASE SHARES


    Funds are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.



    For Class C Shares, there is a $1,000 required minimum initial investment for each account in each Fund. Each Fund reserves the right to change the categories of investors eligible to purchase its shares or the required minimum investment amount. You may be eligible to purchase Fund shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' statement of additional information.



    Financial Intermediaries may charge their customers a fee for providing investment-related services. Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation from the Funds' Distributor with respect to Class C Shares of the Funds.


PAYING FOR SHARES


    You may purchase Shares of the Funds through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per share calculated after the Funds' receive your order in proper form (defined in the "Written Instructions" section), and accept the order.


    All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." The Funds reserve the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. You will be responsible for any resulting loss to the Funds. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

OFFERING DATES AND TIMES


    Orders must be received by the Funds prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Fund shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.


ORDER AND PAYMENT PROCEDURES


    Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed Application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.

BY MAIL

    For new accounts, please mail the completed Application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to the Funds' Transfer Agent. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Third party checks will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

BY FEDERAL FUNDS WIRE

    You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

BY AUTOMATED CLEARING HOUSE ("ACH")

    You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.

AUTOMATED INVESTMENT PROGRAM


    You can make regular investments (minimum $50) in the Funds in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.



THREE-DAY SETTLEMENT PROGRAM



    The Funds will accept orders at the next computed net asset value through Financial Intermediaries to purchase Shares of the Funds for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the program and agreed in writing to indemnify the Funds against any losses resulting from non-receipt of payment.


                               EXCHANGE PRIVILEGE

BY MAIL OR TELEPHONE


    Through your Financial Intermediary, you may exchange Shares of any Fund you own for shares of any other Fund on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for Shares of a Fund offered by FRIC through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other Funds, contact your Financial Intermediary.

    Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing to your Financial Intermediary.



    An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after the Funds received the exchange request in good order.


IN-KIND EXCHANGE OF SECURITIES


    FRIMCo, in its capacity as the Funds' investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the applicable Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.


    Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss for federal income tax purposes on the exchange. If you are contemplating an in-kind exchange you should consult your tax adviser.


    The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to the Funds and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Fund, along with the securities. Please contact your Financial Intermediary for further information.

                              HOW TO REDEEM SHARES

    Shares of the Funds may be redeemed through your Financial Intermediary on any business day the Funds are open at the next net asset value per share calculated after the Funds' Transfer Agent receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

REDEMPTION DATES AND TIMES


    Redemption requests must be placed through a Financial Intermediary and received by the Funds prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Fund shares are offered, or through the Systematic Withdrawal Program described below.


BY MAIL OR TELEPHONE

    You may redeem your shares by calling or writing to your Financial Intermediary. Written requests to sell shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

SYSTEMATIC WITHDRAWAL PROGRAM


    The Funds, except the Tax-Managed Large Cap and Tax-Managed Small Cap Funds, offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your shares under a systematic withdrawal program, it is a taxable transaction. The Tax-Managed Large Cap and Tax-Managed Small Cap Funds do not offer a systematic withdrawal program in view of their portfolio management strategies.


    You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

ACCOUNTS IN STREET NAME


    Many brokers, employee benefit plans and bank trusts combine their client's Fund holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Fund shares through a brokerage account, employee benefit plan or bank trust fund, the Funds may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Fund shares are held in an omnibus account.


                         PAYMENT OF REDEMPTION PROCEEDS

BY CHECK


    When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.


BY WIRE

    If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after the Funds receive your redemption request. The Funds may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                              WRITTEN INSTRUCTIONS

PROPER FORM: Written instructions must be in proper form. They must include:

        A description of the request

        The name of the Fund(s)

        The class of shares, if applicable

        The account number(s)

        The amount of money or number of shares being purchased, exchanged,
    transferred or         redeemed

        The name(s) on the account(s)

        The signature(s) of all registered account owners

        For exchanges, the name of the Fund you are exchanging into

        Your daytime telephone number

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE


ACCOUNT TYPE                             REQUIREMENTS FOR WRITTEN REQUESTS
Individual, Joint Tenants, Tenants in    Written instructions must be signed by each
Common                                   shareholder, exactly as the names appear in the
                                         account registration.

UGMA or UTMA (custodial accounts for     Written instructions must be signed by the
minors)                                  custodian in his/her capacity as it appears in
                                         the account registration.

Corporation, Association                 Written instructions must be signed by authorized
                                         person(s), stating his/her capacity as indicated
                                         by the corporate resolution to act on the account
                                         and a copy of the corporate resolution, certified
                                         within the past 90 days, authorizing the signer
                                         to act.

Estate, Trust, Pension, Profit Sharing   Written instructions must be signed by all
Plan                                     trustees. If the name of the trustee(s) does not
                                         appear in the account registration, please
                                         provide a copy of the trust document certified
                                         within the last 60 days.

Joint tenancy shareholders whose         Written instructions must by signed by the
co-tenants are deceased                  surviving tenant(s). A certified copy of the
                                         death certificate must accompany the request.


SIGNATURE GUARANTEE

    The Funds reserve the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.

                                ACCOUNT POLICIES

THIRD PARTY TRANSACTIONS


    If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.


REDEMPTION IN-KIND


    A Fund may pay for any portion of the redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

STALE CHECKS



    For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. The Funds have adopted procedures described in the statement of additional information regarding the treatment of stale checks, or you may contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS


    The following financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if a Fund or Class has not been in operation for 5 years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund share throughout each year or period ended
December 31. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request. The information in the following tables represents the Financial Highlights for the Funds' Class C Shares for the periods shown.


DIVERSIFIED EQUITY FUND--CLASS C SHARES


                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 52.04
                                                              -------
INCOME FROM OPERATIONS
  Net investment income (loss) (a)..........................     (.20)
  Net realized and unrealized gain (loss)...................     8.14
                                                              -------
    Total income from operations............................     7.94
                                                              -------
DISTRIBUTIONS
  From net investment income................................     (.03)
  From net realized gain....................................    (5.82)
                                                              -------
    Total distributions.....................................    (5.85)
                                                              -------
NET ASSET VALUE, END OF PERIOD..............................  $ 54.13
                                                              =======
TOTAL RETURN (%)(b).........................................    15.83
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................   14,787
  Ratios to average net assets (%)(c):
    Operating expenses......................................     1.94
    Net investment income (loss)............................     (.41)
  Portfolio turnover rate (%)...............................   110.36


--------------------------


*   For the period January 27, 1999 (commencement of sale) to December 31, 1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

SPECIAL GROWTH FUND--CLASS C SHARES


                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 42.17
                                                              -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...........................     (.45)
  Net realized and unrealized gain (loss)...................     9.72
                                                              -------
    Total income from operations............................     9.27
                                                              -------
DISTRIBUTIONS
  From net realized gain....................................    (3.22)
                                                              -------
NET ASSET VALUE, END OF PERIOD..............................  $ 48.22
                                                              =======
TOTAL RETURN (%)(b).........................................    22.53
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    5,990
  Ratios to average net assets (%)(c):
    Operating expenses......................................     2.23
    Net investment income (loss)............................    (1.10)
  Portfolio turnover rate (%)...............................   111.98


--------------------------


*   For the period January 27, 1999 (commencement of sale) to December 31, 1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

EQUITY INCOME FUND--CLASS C SHARES


                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 40.38
                                                              -------
INCOME FROM OPERATIONS
  Net investment income (a).................................      .04
  Net realized and unrealized gain (loss)...................      .66
                                                              -------
    Total income from operations............................      .70
                                                              -------
DISTRIBUTIONS
  From net investment income................................     (.17)
  From net realized gain....................................    (3.89)
                                                              -------
    Total distributions.....................................    (4.06)
                                                              -------
NET ASSET VALUE, END OF PERIOD..............................  $ 37.02
                                                              =======
TOTAL RETURN (%)(b).........................................     2.03
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................      995
  Ratios to average net assets (%)(c):
    Operating expenses......................................     2.10
    Net investment income...................................      .10
  Portfolio turnover rate (%)...............................   137.94


--------------------------


*   For the period January 27, 1999 (commencement of sale) to December 31, 1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

QUANTITATIVE EQUITY FUND--CLASS C SHARES


                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 43.02
                                                              -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...........................     (.20)
  Net realized and unrealized gain (loss)...................     8.00
                                                              -------
    Total income from operations............................     7.80
                                                              -------
DISTRIBUTIONS
  From net investment income................................     (.04)
  From net realized gain....................................    (5.84)
                                                              -------
    Total distributions.....................................    (5.88)
                                                              -------
NET ASSET VALUE, END OF PERIOD..............................  $ 44.94
                                                              =======
TOTAL RETURN (%)(b).........................................    18.89
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................   13,613
  Ratios to average net assets (%)(c):
    Operating expenses......................................     1.93
    Net investment income (loss)............................     (.47)
  Portfolio turnover rate (%)...............................    89.52


--------------------------


*   For the period January 27, 1999 (commencement of sale) to December 31, 1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

INTERNATIONAL SECURITIES FUND--CLASS C SHARES


                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 60.66
                                                              -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...........................     (.32)
  Net realized and unrealized gain (loss)...................    17.92
                                                              -------
    Total income from operations............................    17.60
                                                              -------
DISTRIBUTIONS
  From net investment income................................     (.17)
  From net realized gain....................................    (3.58)
                                                              -------
    Total distributions.....................................    (3.75)
                                                              -------
NET ASSET VALUE, END OF PERIOD..............................  $ 74.51
                                                              =======
TOTAL RETURN (%)(b).........................................    29.39
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    7,522
  Ratios to average net assets (%)(c):
    Operating expenses......................................     2.30
    Net investment income (loss)............................     (.51)
  Portfolio turnover rate (%)...............................   120.52


--------------------------


*   For the period January 27, 1999 (commencement of sale) to December 31, 1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

EMERGING MARKETS FUND--CLASS C SHARES


                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $ 8.07
                                                               ------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...........................     (.12)
  Net realized and unrealized gain (loss)...................     4.57
                                                               ------
    Total income from operations............................     4.45
                                                               ------
DISTRIBUTIONS
  From net investment income................................     (.05)
                                                               ------
NET ASSET VALUE, END OF PERIOD..............................   $12.47
                                                               ======
TOTAL RETURN (%)(b).........................................    55.43
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    1,631
  Ratios to average net assets (%)(c):
    Operating expenses......................................     2.91
    Net investment income (loss)............................    (1.23)
  Portfolio turnover rate (%)...............................    94.85


--------------------------


*   For the period January 27, 1999 (commencement of sale) to December 31, 1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

REAL ESTATE SECURITIES FUND--CLASS C SHARES


                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $24.13
                                                               ------
INCOME FROM OPERATIONS
  Net investment income (a).................................     1.08
  Net realized and unrealized gain (loss)...................    (1.06)
                                                               ------
    Total income from operations............................      .02
                                                               ------
DISTRIBUTIONS
  From net investment income................................    (1.46)
                                                               ------
NET ASSET VALUE, END OF PERIOD..............................   $22.69
                                                               ======
TOTAL RETURN (%)(b).........................................      .19
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    1,771
  Ratios to average net assets (%)(c):
    Operating expenses......................................     2.14
    Net investment income...................................     5.12
  Portfolio turnover rate (%)...............................    42.69


--------------------------


*   For the period January 27, 1999 (commencement of sale) to December 31, 1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

SHORT TERM BOND FUND--CLASS C SHARES


                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 18.36
                                                              -------
INCOME FROM OPERATIONS
  Net investment income (a).................................      .68
  Net realized and unrealized gain (loss)...................     (.31)
                                                              -------
    Total income from operations............................      .37
                                                              -------
DISTRIBUTIONS
  From net investment income................................     (.60)
                                                              -------
NET ASSET VALUE, END OF PERIOD..............................  $ 18.13
                                                              =======
TOTAL RETURN (%)(b).........................................     2.02
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................      801
  Ratios to average net assets (%)(c):
    Operating expenses......................................     1.72
    Net investment income...................................     4.41
  Portfolio turnover rate (%)...............................   177.08


--------------------------


*   For the period March 3, 1999 (commencement of sale) to December 31, 1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

DIVERSIFIED BOND FUND--CLASS C SHARES


                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 24.00
                                                              -------
INCOME FROM OPERATIONS
  Net investment income (a).................................     1.03
  Net realized and unrealized gain (loss)...................    (1.61)
                                                              -------
    Total income from operations............................     (.58)
                                                              -------
DISTRIBUTIONS
  From net investment income................................    (1.05)
  From net realized gain....................................     (.13)
                                                              -------
    Total distributions.....................................    (1.18)
                                                              -------
NET ASSET VALUE, END OF PERIOD..............................  $ 22.24
                                                              =======
TOTAL RETURN (%)(b).........................................    (2.47)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    4,652
  Ratios to average net assets (%)(c):
    Operating expenses......................................     1.62
    Net investment income...................................     4.88
  Portfolio turnover rate (%)...............................   152.23


--------------------------


*   For the period January 27, 1999 (commencement of sale) to December 31, 1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

MULTISTRATEGY BOND FUND--CLASS C SHARES


                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 10.14
                                                              -------
INCOME FROM OPERATIONS
  Net investment income (a).................................      .42
  Net realized and unrealized gain (loss)...................     (.63)
                                                              -------
    Total income from operations............................     (.21)
                                                              -------
DISTRIBUTIONS
  From net investment income................................     (.45)
  From net realized gain....................................     (.01)
                                                              -------
    Total distributions.....................................     (.46)
                                                              -------
NET ASSET VALUE, END OF PERIOD..............................  $  9.47
                                                              =======
TOTAL RETURN (%)(b).........................................    (2.10)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    6,666
  Ratios to average net assets (%)(c):
    Operating expenses, net.................................     1.80
    Operating expenses, gross...............................     1.84
    Net investment income...................................     4.80
  Portfolio turnover rate (%)...............................   134.11


--------------------------


*   For the period January 27, 1999 (commencement of sale) to December 31, 1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

TAX-MANAGED LARGE CAP FUND--CLASS C SHARES


                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 20.92
                                                              -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)**.........................       --
  Net realized and unrealized gain (loss)...................      .35
                                                              -------
    Total income from operations............................      .35
                                                              -------
DISTRIBUTIONS
  From net investment income................................     (.10)
                                                              -------
NET ASSET VALUE, END OF PERIOD..............................  $ 21.17
                                                              =======
TOTAL RETURN (%)(b).........................................     2.24
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................      308
  Ratios to average net assets (%)(c):
    Operating expenses......................................     1.57
    Net investment income (loss)............................     (.28)
  Portfolio turnover rate (%)...............................    48.35


--------------------------


*   For the period December 1, 1999 (commencement of sale) to December 31, 1999.



**  Less than .01 CENTS per share.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

TAX-MANAGED SMALL CAP FUND--CLASS C SHARES



                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $10.00
                                                               ------
INCOME FROM OPERATIONS
  Net investment income (a)**...............................       --
  Net realized and unrealized gain (loss)...................      .71
                                                               ------
    Total income from operations............................      .71
                                                               ------
NET ASSET VALUE, END OF PERIOD..............................   $10.71
                                                               ======
TOTAL RETURN (%)(b).........................................     7.10
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................      222
  Ratios to average net assets (%)(c):
    Operating expenses, net.................................     2.18
    Operating expenses, gross...............................     8.78
    Net investment income...................................      .73
  Portfolio turnover rate (%)...............................     3.33


--------------------------


*   For the period December 1, 1999 (commencement of sale) to December 31, 1999.



**  Less than .01 CENTS per share.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

TAX EXEMPT BOND FUND--CLASS C


                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 21.38
                                                              -------
INCOME FROM OPERATIONS
  Net investment income (a).................................      .45
  Net realized and unrealized gain (loss)...................     (.84)
                                                              -------
    Total income from operations............................     (.39)
                                                              -------
DISTRIBUTIONS
  From net investment income................................     (.54)
                                                              -------
NET ASSET VALUE, END OF PERIOD..............................  $ 20.45
                                                              =======
TOTAL RETURN (%)(b).........................................    (1.82)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................      474
  Ratios to average net assets (%)(c):
    Operating expenses......................................     1.57
    Net investment income...................................     3.12
  Portfolio turnover rate (%)...............................   119.34


--------------------------


*   For the period March 29, 1999 (commencement of sale) to December 31, 1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

                           MONEY MANAGER INFORMATION


    The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Funds in FRIC, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly owned subsidiary, Frank Russell Trust Company.



                            DIVERSIFIED EQUITY FUND


    ALLIANCE CAPITAL MANAGEMENT L.P., US Bank Place, 601 2nd Ave. South, Suite
       5000, Minneapolis, MN 55402-4322.


    BARCLAYS GLOBAL FUND ADVISORS, 45 Fremont Street, 17th Floor, San Francisco,
       CA 94105.



    EQUINOX CAPITAL MANAGEMENT, LLC, 590 Madison Avenue, 41st Floor, New York,
       NY 10022.



    JACOBS LEVY EQUITY MANAGEMENT, INC., 280 Corporate Center, 3 ADP Boulevard,
       Roseland, NJ 07068.



    MARSICO CAPITAL MANAGEMENT, LLC, 1200 17th Street, Suite 1300, Denver, CO
       80202.


    PEACHTREE ASSET MANAGEMENT, One Peachtree Center, Suite 4500, 303 Peachtree
       Street N.E., Atlanta, GA 30308.


    SANFORD C. BERNSTEIN & CO., INC., 767 Fifth Avenue, 21st Floor, New York, NY
       10153-0185.



    STRONG CAPITAL MANAGEMENT, INC., 100 Heritage Reserve, Menomonee Falls, WI
       53051.


    SUFFOLK CAPITAL MANAGEMENT, INC., 1633 Broadway, 40th Floor, New York, NY
       10019.


    TURNER INVESTMENT PARTNERS INC., 1235 Westlakes Drive, Suite 350, Berwyn, PA
       19312.



    WESTPEAK INVESTMENT ADVISORS, L.P., 1011 Walnut Street, Suite 400, Boulder,
       CO 80302.



                              SPECIAL GROWTH FUND



    CAPITALWORKS INVESTMENT PARTNERS, LLC, 401 West "A" Street, Suite 1675, San
       Diego, CA 92101.


    DELPHI MANAGEMENT, INC., 50 Rowes Wharf, Suite 440, Boston, MA 02110.


    FIDUCIARY TRUST COMPANY INTERNATIONAL, INC., 2 World Trade Center, New York,
       NY 10048.


    GLOBEFLEX CAPITAL, L.P., 4365 Executive Drive, Suite 720, San Diego, CA
       92121.


    JACOBS LEVY EQUITY MANAGEMENT, INC., See: Diversified Equity Fund.



    SIRACH CAPITAL MANAGEMENT, INC., One Union Square, Suite 3323, 600
       University Street, Seattle, WA 98101.



    WESTPEAK INVESTMENT ADVISORS, L.P., See: Diversified Equity Fund.

                               EQUITY INCOME FUND



    BARCLAYS GLOBAL FUND ADVISORS, See: Diversified Equity Fund.


    EQUINOX CAPITAL MANAGEMENT, INC., See: Diversified Equity Fund.


    WESTPEAK INVESTMENT ADVISORS, L.P., See: Diversified Equity Fund.



                            QUANTITATIVE EQUITY FUND



    BARCLAYS GLOBAL FUND ADVISORS, See: Diversified Equity Fund.


    FRANKLIN PORTFOLIO ASSOCIATES LLC, Two International Place, 22nd Floor,
       Boston, MA 02110-4104.


    JACOBS LEVY EQUITY MANAGEMENT, INC., See: Diversified Equity Fund.


    J.P. MORGAN INVESTMENT MANAGEMENT, INC., 522 Fifth Ave., 6th Floor, New
       York, NY 10036.


                         INTERNATIONAL SECURITIES FUND



    DELAWARE INTERNATIONAL ADVISERS LTD., 80 Cheapside, 3rd Floor, London
       EC2V6EE England.



    FIDELITY MANAGEMENT TRUST COMPANY, 82 Devonshire Street, Boston, MA 02109.


    J.P. MORGAN INVESTMENT MANAGEMENT, INC., See: Quantitative Equity Fund.

    MASTHOLM ASSET MANAGEMENT, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue,
       WA 98004.


    MONTGOMERY ASSET MANAGEMENT, LLC, 101 California Street, 35th Floor, San
       Francisco, CA 94111.



    OECHSLE INTERNATIONAL ADVISORS, LLC, One International Place, 23rd Floor,
       Boston, MA 02110.


    SANFORD C. BERNSTEIN & CO., INC., See: Diversified Equity Fund.

    THE BOSTON COMPANY ASSET MANAGEMENT, INC., One Boston Place, 14th Floor,
       Boston, MA 02108-4402.


                             EMERGING MARKETS FUND


    FOREIGN & COLONIAL EMERGING MARKETS LIMITED, Exchange House, Primrose
       Street, London, England EC2A 2NY.


    GENESIS ASSET MANAGERS LIMITED, 21 Knightsbridge, London SW1X 7LY England.



    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, 600 W. Broadway, 29th Floor, San
       Diego, CA 92101.


    SANFORD C. BERNSTEIN & CO., See: Diversified Equity Fund.


    SCHRODERS INVESTMENT MANAGEMENT NORTH AMERICA LIMITED, 31 Greshman Street,
       London EC2V 7QA England.



                          REAL ESTATE SECURITIES FUND



    AEW CAPITAL MANAGEMENT, L.P., 225 Franklin Street, Boston, MA 02110-2803.


    COHEN & STEERS CAPITAL MANAGEMENT, 757 Third Avenue, New York, NY 10017.


    SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP INCORPORATED, 11 South
       LaSalle Street, 2nd Floor, Chicago, IL 60603.

                              SHORT TERM BOND FUND



    BLACKROCK FINANCIAL MANAGEMENT, INC., 345 Park Ave., 29th Floor, New York,
       NY 10154.


    STANDISH, AYER & WOOD, INC., One Financial Center, Boston, MA 02111.


    STW FIXED INCOME MANAGEMENT LTD., 200 East Carrillo Street, Suite 100, Santa
       Barbara, CA 93101-2143.



                             DIVERSIFIED BOND FUND


    LINCOLN CAPITAL MANAGEMENT COMPANY, See: Diversified Equity Fund.


    PACIFIC INVESTMENT MANAGEMENT COMPANY, 840 Newport Center Drive, Suite 360,
       P.O. Box 6430, Newport Beach, CA 92658-6430.


    STANDISH, AYER & WOOD, INC., See: Short Term Bond Fund.


                            MULTISTRATEGY BOND FUND



    LAZARD ASSET MANAGEMENT, 30 Rockefeller Plaza, New York, NY 10112-6300.



    MILLER, ANDERSON & SHERRERD, LLP, One Tower Bridge, W. Conshohocken, PA
       19428.


    PACIFIC INVESTMENT MANAGEMENT COMPANY, See: Diversified Bond Fund.

    STANDISH, AYER & WOOD, INC., See: Short Term Bond Fund.


                              TAX EXEMPT BOND FUND



    MFS INSTITUTIONAL ADVISORS, INC., 500 Boylston Street, Boston, MA 02116.



    STANDISH, AYER & WOOD, INC., See: Short Term Bond Fund.



                           TAX-MANAGED LARGE CAP FUND



    J.P. MORGAN INVESTMENT MANAGEMENT INC., 522 Fifth Ave., 6th Floor, New York,
       New York 10036.



                           TAX-MANAGED SMALL CAP FUND



    GEEWAX, TERKER & COMPANY, 99 Starr Street, Phoenixville, PA 19460.



    WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL FUND SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by
contacting your Financial Intermediary or the Funds at:
       Frank Russell Investment Company
       909 A Street
       Tacoma, WA  98402
       Telephone: 1-800-787-7354
       Fax: 253-591-3495
       Website: russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330.
You can obtain copies of this information upon paying a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Reports and other information about the Funds are also available on the Commission's Internet website at sec.gov.

FRANK RUSSELL INVESTMENT COMPANY
Class C Shares:
  Diversified Equity Fund
  Special Growth Fund
  Equity Income Fund
  Quantitative Equity Fund
  International Securities Fund
  Emerging Markets Fund
  Real Estate Securities Fund
  Short Term Bond Fund
  Diversified Bond Fund
  Multistrategy Bond Fund
  Tax Exempt Bond Fund
  Tax-Managed Large Cap Fund
  Tax-Managed Small Cap Fund
                                   Distributor: Russell Fund Distributors, Inc.
                                                          SEC File No. 811-3153
                                                              36-08-056 (05/00)

[Russell LOGO]

RUSSELL FUNDS LOGO

                    FRANK RUSSELL INVESTMENT COMPANY

RUSSELL FUNDS

PROSPECTUS

CLASS E AND S SHARES:

DIVERSIFIED EQUITY FUND
SPECIAL GROWTH FUND
EQUITY INCOME FUND
QUANTITATIVE EQUITY FUND
INTERNATIONAL SECURITIES FUND
EMERGING MARKETS FUND
REAL ESTATE SECURITIES FUND
SHORT TERM BOND FUND
DIVERSIFIED BOND FUND
MULTISTRATEGY BOND FUND
TAX EXEMPT BOND FUND

CLASS S SHARES:

TAX-MANAGED LARGE CAP FUND
    (formerly Equity T Fund)
TAX-MANAGED SMALL CAP FUND

MAY 1, 2000
909 A STREET, TACOMA, WA  98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

[RUSSELL LOGO]

                               TABLE OF CONTENTS


Risk/Return Summary.........................................      3
    Investment Objective, Principal Investment Strategies
     and Principal Risks....................................      3
    Performance.............................................     12
    Fees and Expenses.......................................     25
Summary Comparison of the Funds.............................     29
The Purpose of the Funds--Multi-Style, Multi-Manager
  Diversification...........................................     29
Investment Objective and Principal Investment Strategies....     31
Risks.......................................................     53
Management of the Funds.....................................     60
The Money Managers..........................................     62
Portfolio Turnover..........................................     63
Dividends and Distributions.................................     63
Taxes.......................................................     64
How Net Asset Value Is Determined...........................     65
Distribution and Shareholder Servicing Arrangements.........     66
How to Purchase Shares......................................     67
Exchange Privilege..........................................     68
How to Redeem Shares........................................     70
Payment of Redemption Proceeds..............................     71
Written Instructions........................................     71
Account Policies............................................     72
Financial Highlights........................................     74
Money Manager Information...................................     98

                 (This page has been left blank intentionally.)

                              RISK/RETURN SUMMARY



   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS



DIVERSIFIED EQUITY FUND
---------------------------



INVESTMENT           To provide income and capital growth by investing
OBJECTIVE            principally in equity securities.

PRINCIPAL            The Diversified Equity Fund invests primarily in common
INVESTMENT           stocks of medium and large capitalization companies, most of which are US based.
STRATEGIES           The Fund employs a "multi-style, multi-manager" approach
                     whereby portions of the Fund are allocated to different
                     money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to
                     complement one another: a Growth Style, a Value Style and a
                     Market-Oriented Style. The Fund intends to be fully invested at all times.

PRINCIPAL RISKS      An investment in the Diversified Equity Fund, like any
                     investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in equity
                     securities, using a multi-manager approach, securities
                     lending and exposing liquidity reserves to equity markets.
                     Please refer to the "Risks" section later in this Prospectus for further details.



SPECIAL GROWTH FUND
------------------------



INVESTMENT           To maximize total return primarily through capital
OBJECTIVE            appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

PRINCIPAL            The Special Growth Fund invests primarily in common stocks
INVESTMENT           of small and medium capitalization companies, most of which
STRATEGIES           are US based. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the
                     Russell 2000-Registered Trademark- Index.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

PRINCIPAL RISKS      An investment in the Special Growth Fund, like any
                     investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in equity
                     securities, particularly securities of small capitalization companies, using a multi-manager approach, securities
                     lending and exposing liquidity reserves to equity markets.
                     Please refer to the "Risks" section later in this Prospectus for further details.



EQUITY INCOME FUND
-----------------------



INVESTMENT           To achieve a high level of current income while maintaining
OBJECTIVE            the potential for capital appreciation.

PRINCIPAL            The Equity Income Fund invests primarily in common stocks of
INVESTMENT           medium and large capitalization companies, most of which are
STRATEGIES           US based. Because the Fund's investment objective is
                     primarily to provide a high level of current income, the
                     Fund generally pursues a value style of securities
                     selection.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses two principal investment styles intended to complement one another: a Yield Substyle and a Low
                     Price/Earnings Ratio Substyle. The Fund intends to be fully invested at all times.

PRINCIPAL RISKS      An investment in the Equity Income Fund, like any
                     investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in equity
                     securities, particularly in using a value style of security selection, using a multi-manager approach, securities
                     lending and exposing liquidity reserves to equity markets.
                     Please refer to the "Risks" section later in this Prospectus for further details.



QUANTITATIVE EQUITY FUND
-----------------------------



INVESTMENT           To provide a total return greater than the total return of
OBJECTIVE            the US stock market (as measured by the Russell
                     1000-Registered Trademark- Index over a market cycle of four to six years) while maintaining volatility and
                     diversification similar to the Russell 1000 Index.

PRINCIPAL            The Quantitative Equity Fund invests primarily in common
INVESTMENT           stocks of medium and large capitalization companies which
STRATEGIES           are predominately US based. The Fund generally pursues a
                     market-oriented style of security

                     selection, which incorporates both a growth style and a value style, based on quantitative investment models which are mathematical formulas based on statistical analysis.
                     This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000-Registered Trademark-
                     Index. Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets.

PRINCIPAL RISKS      An investment in the Quantitative Equity Fund, like any
                     investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in equity
                     securities, particularly in using a market-oriented style of security selection, using a multi-manager approach,
                     securities lending and exposing liquidity reserves to equity markets. Please refer to the "Risks" section later in this
                     Prospectus for further details.



INTERNATIONAL SECURITIES FUND
-----------------------------------



INVESTMENT           To provide favorable total return and additional
OBJECTIVE            diversification for US investors.

PRINCIPAL            The International Securities Fund invests primarily in
INVESTMENT           equity securities issued by companies domiciled outside the
STRATEGIES           US and in depository receipts, which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly
                     Europe and the Far East) to maintain a high degree of
                     diversification among countries and currencies. This Fund
                     may be appropriate for investors who want to reduce their
                     investment portfolio's overall volatility by combining an
                     investment in this Fund with investments in US equities.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

PRINCIPAL RISKS      An investment in the International Securities Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in equity
                     securities, particularly in international securities, using a multi-manager approach, securities lending and exposing
                     liquidity reserves to equity markets. Please refer to the
                     "Risks" section later in this Prospectus for further
                     details.



EMERGING MARKETS FUND
----------------------------



INVESTMENT           To provide maximum total return, primarily through capital
OBJECTIVE            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from developed market
                     international portfolios by investing primarily in equity
                     securities.

PRINCIPAL            The Emerging Markets Fund will primarily invest in equity
INVESTMENT           securities of companies that are located in countries with
STRATEGIES           emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States,
                     Canada, Japan, Australia and most countries located in
                     Western Europe. The Fund seeks to maintain a broadly
                     diversified exposure to emerging market countries and
                     ordinarily will invest in the securities of issuers in at
                     least three different emerging market countries.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are to complement one another. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

PRINCIPAL RISKS      An investment in the Emerging Markets Fund, like any
                     investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in equity
                     securities, particularly in international and emerging
                     markets securities and using a multi-manager approach.
                     Please refer to the "Risks" section later in this Prospectus for further details.

REAL ESTATE SECURITIES FUND
--------------------------------



INVESTMENT           To generate a high level of total return through above
OBJECTIVE            average current income while maintaining the potential for capital appreciation.

PRINCIPAL            The Real Estate Securities Fund seeks to achieve its
INVESTMENT           objective by concentrating its investments in equity
STRATEGIES           securities of issuers whose value is derived primarily from development, management and market pricing of underlying
                     real estate properties. The Fund invests primarily in
                     securities of companies known as real estate investment
                     trusts (REITs) that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties.
                     The Fund may also invest in equity and debt securities of
                     other types of real estate-related companies. The Fund
                     invests in companies which are predominately US based.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers, whose approaches are intended to complement one another.

                     The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

PRINCIPAL RISKS      An investment in the Real Estate Securities Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in equity
                     securities, particularly securities of companies
                     concentrated in the real estate market, using a
                     multi-manager approach, securities lending and exposing
                     liquidity reserves to equity markets. Please refer to the
                     "Risks" section later in this Prospectus for further
                     details.



SHORT TERM BOND FUND
--------------------------



INVESTMENT           The preservation of capital and the generation of current
OBJECTIVE            income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility
                     characteristics.

PRINCIPAL            The Short Term Bond Fund invests primarily in fixed-income
INVESTMENT           securities. In particular, the Fund holds debt securities
STRATEGIES           issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective
                     agencies and instrumentalities. It also holds
                     mortgage-backed securities, including collateralized
                     mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     The Fund may

                     invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

                     The average weighted duration of the Fund's portfolio typically ranges within 15% of the average weighted duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was
                     1.6 years as of December 31, 1999, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

PRINCIPAL RISKS      An investment in the Short Term Bond Fund, like any
                     investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income
                     securities, investing in municipal obligations, repurchase agreements and international securities, employing
                     derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.



DIVERSIFIED BOND FUND
-------------------------



INVESTMENT           To provide effective diversification against equities and a
OBJECTIVE            stable level of cash flow by investing in fixed-income
                     securities.

PRINCIPAL            The Diversified Bond Fund invests primarily in investment
INVESTMENT           grade fixed- income securities. In particular, the Fund
STRATEGIES           holds debt securities issued or guaranteed by the US
                     government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).

                     The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was
                     5.0 years as of December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

PRINCIPAL RISKS      An investment in the Diversified Bond Fund, like any
                     investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in fixed-
                     income securities, municipal obligations, repurchase
                     agreements and international securities, employing
                     derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.



MULTISTRATEGY BOND FUND
-----------------------------



INVESTMENT           To provide maximum total return, primarily through capital
OBJECTIVE            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from broad fixed-income market portfolios.

PRINCIPAL            The Multistrategy Bond Fund invests primarily in
INVESTMENT           fixed-income securities. In particular, the Fund holds debt
STRATEGIES           securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their
                     respective agencies and instrumentalities. It also holds
                     mortgage-backed securities, including collateralized
                     mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The
                     Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

                     The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was 5.0 years as of December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

PRINCIPAL RISKS      An investment in the Multistrategy Bond Fund, like any
                     investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income
                     securities, investing in municipal obligations and
                     international securities,

                     employing derivatives and using a multi-manager approach.
                     Please refer to the "Risks" section later in this Prospectus for further details.



TAX-MANAGED LARGE CAP FUND
---------------------------------
(FORMERLY EQUITY T FUND)



INVESTMENT           To provide capital growth on an after-tax basis by investing
OBJECTIVE            principally in equity securities.

PRINCIPAL            The Tax-Managed Large Cap Fund invests primarily in equity
INVESTMENT           securities of large capitalization US companies, although
STRATEGIES           the Fund may invest a limited amount in non-US firms from
                     time to time. The Fund generally pursues a market-oriented style of security selection which incorporates both a growth style and a value style. The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. The Fund
                     attempts to do this through the realization of returns as
                     capital gains and not as investment income under US tax
                     laws. The Fund also attempts to minimize its realization of capital gains and offset any such realization of capital
                     gains with capital losses. The Fund intends to be fully
                     invested at all times.

PRINCIPAL RISKS      An investment in the Tax-Managed Large Cap Fund, like any
                     investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in
                     the Fund are those associated with tax-sensitive management, investing in equity securities, securities lending and
                     exposing liquidity reserves to equity markets. Please refer to the "Risks" section later in this Prospectus for further details.



TAX-MANAGED SMALL CAP FUND
---------------------------------



INVESTMENT           To provide capital growth on an after-tax basis by investing
OBJECTIVE            principally in equity securities of small capitalization
                     companies.

PRINCIPAL            The Tax-Managed Small Cap Fund invests primarily in equity
INVESTMENT           securities of US companies, although the Fund may invest a
STRATEGIES           limited amount in non-US firms from time to time. The Fund generally pursues a market-oriented style of security
                     selection which incorporates both a growth style and a value style. The Fund seeks to realize capital growth while
                     minimizing shareholder tax consequences arising from the
                     Fund's portfolio management activities. The Fund attempts to do this through the realization of returns as capital gains and not as investment income under US tax laws. The Fund
                     also attempts to minimize its realization of capital gains and offset any such realization of capital gains with
                     capital losses. The Fund intends to be fully invested at all times.

PRINCIPAL RISKS      An investment in the Tax-Managed Small Cap Fund, like any
                     investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in
                     the Fund are those associated with tax-sensitive management, investing in equity securities, investing in securities of small capitalization companies, securities lending and
                     exposing liquidity reserves to equity markets. Please refer to the "Risks" section later in this Prospectus for further details.



TAX EXEMPT BOND FUND
-------------------------



INVESTMENT           To provide a high level of federal tax-exempt current income
OBJECTIVE            by investing primarily in a diversified portfolio of
                     investment grade municipal securities.

PRINCIPAL            The Tax Exempt Bond Fund concentrates its investments in
INVESTMENT           investment- grade municipal debt obligations providing
STRATEGIES           federal tax-exempt interest income. The average weighted
                     duration of the Fund's portfolio typically ranges within ten percent of the average weighted duration of the Lehman
                     Brothers 1-10 Year Municipal Bond Index, but may vary up to
                     25% from the Index's duration. The Fund has no restrictions on individual security duration. The Fund employs multiple money managers, each with its own expertise in the municipal bond market.

PRINCIPAL RISKS      An investment in the Tax Exempt Bond Fund, like any
                     investment, has risks. The value of the Fund fluctuates with interest rates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, investing in municipal
                     obligations and repurchase agreements, credit and liquidity enhancements, securities lending and using a multi-manager approach. Please refer to the "Risks" section later in this
                     Prospectus for further details.

                                  PERFORMANCE



    The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class S Shares varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund's operations). The return for the other classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that other class. The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class S Shares are set forth below the bar charts.



    The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of such Fund) compare with the returns of certain indexes that measure broad market performance.



    The returns shown for the Class E Shares reflect the deduction of Rule 12b-1 distribution fees from the date each Fund's Class E Shares were first issued, which is identified below, until May 18, 1998. Effective May 18, 1998, Class E Shares of the Funds no longer charged Rule 12b-1 distribution fees, which had reduced Class E returns prior to that date. The returns shown have not been increased to reflect the effect of the elimination of those fees. Returns for periods prior to the date that each Fund first issued its Class E Shares are those of the Fund's Class S Shares, and therefore do not reflect deduction of Rule 12b-1 distribution or shareholder servicing fees. Each Fund commenced operations of its Class E Shares on the following dates: the Diversified Equity Fund--May 27, 1997; the Equity Income, Quantitative Equity, Special Growth, International Securities, Real Estate Securities and Diversified Bond Funds-- November 4, 1996; the Multistrategy Bond Fund--September 11, 1998; the Emerging Markets Fund--September 22, 1998; the Short Term Bond Fund--February 18, 1999; and the Tax Exempt Bond Fund--May 14, 1999.



    Past performance is no indication of future results.

--------------------------------------------------------------------------------


                            DIVERSIFIED EQUITY FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS S


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -7.01%

1991  31.05%

1992   8.32%

1993  10.53%

1994  -0.01%

1995  35.17%

1996  23.29%

1997  31.32%

1998  25.11%

1999  18.21%


                         BEST QUARTER: 22.46%  (4Q/98)
                        WORST QUARTER: (15.19)%  (3Q/90)



      ------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                      ------    -------    --------
      Class E...................................................   17.95%     26.20%     16.66%

      Class S...................................................   18.21      26.48      16.79

      Russell 1000-Registered Trademark- Index..................   20.91      28.05      18.13
      ------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                              SPECIAL GROWTH FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS S


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -14.28%

1991   43.11%

1992   12.52%

1993   15.48%

1994   -3.71%

1995   28.52%

1996   18.65%

1997   28.77%

1998    0.42%

1999   21.45%


                         BEST QUARTER: 22.40%  (1Q/91)
                        WORST QUARTER: (22.45)%  (3Q/90)



      ------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                      ------    -------    --------
      Class E...................................................   21.19%     18.75%     13.74%

      Class S...................................................   21.45      19.07      13.89

      Russell 2500-TM- Index....................................   24.15      19.43      15.05
      ------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                               EQUITY INCOME FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS S


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -6.90%

1991  27.52%

1992  11.51%

1993  13.23%

1994   0.69%

1995  34.76%

1996  21.45%

1997  33.59%

1998  12.99%

1999   0.25%


                         BEST QUARTER: 16.47%  (1Q/91)
                        WORST QUARTER: (15.63)%  (3Q/90)



      ------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                      ------    -------    --------
      Class E...................................................    0.04%     19.51%     13.91%

      Class S...................................................    0.25      19.88      14.09

      Russell 1000-Registered Trademark- Value Index............    7.35      23.07      15.60
      ------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                            QUANTITATIVE EQUITY FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS S


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -5.60%

1991  31.70%

1992   8.67%

1993  12.56%

1994   0.19%

1995  37.69%

1996  23.08%

1997  32.70%

1998  24.82%

1999  21.37%


                         BEST QUARTER: 22.58%  (4Q/98)
                        WORST QUARTER: (14.38)%  (3Q/90)



      ------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                      ------    -------    --------
      Class E...................................................   21.11%     27.39%     17.72%

      Class S...................................................   21.37      27.76      17.89

      Russell 1000-Registered Trademark- Index..................   20.91      28.05      18.13
      ------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                         INTERNATIONAL SECURITIES FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS S


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -15.34%

1991   11.99%

1992   -6.94%

1993   33.48%

1994    4.86%

1995   10.20%

1996    7.63%

1997    0.26%

1998   12.90%

1999   30.52%


                         BEST QUARTER: 19.02%  (4Q/99)
                        WORST QUARTER: (17.66)%  (3Q/90)



      ------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                      ------    -------    --------
      Class E...................................................   30.21%     11.56%      7.87%

      Class S...................................................   30.52      11.86       8.02

      MSCI EAFE Index...........................................   27.30      13.15       7.34
      ------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                             EMERGING MARKETS FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS S

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994   -5.83%

1995   -8.21%

1996   12.26%

1997   -3.45%

1998  -27.57%

1999   49.03%


                         BEST QUARTER: 27.94%  (4Q/99)
                        WORST QUARTER: (21.64)%  (3Q/98)



      -------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS                                                       SINCE
      FOR THE PERIODS ENDED DECEMBER 31, 1999                     1 YEAR    5 YEARS*   INCEPTION*
      ---------------------------------------                     ------    --------   ----------
      Class E..................................................   48.71%     1.38%        5.31%

      Class S..................................................   49.03      1.44         5.35

      IFC Investable Composite Index...........................   67.11      2.17         8.58
      -------------------------------------------------------------------------------------------


  ----------------------------


   * The Emerging Markets Fund commenced operations on January 29, 1993. For periods prior to April 1, 1995, performance results for the Fund do not reflect deduction of investment management fees.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                          REAL ESTATE SECURITIES FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS S

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -15.92%

1991   37.08%

1992   17.29%

1993   17.42%

1994    7.24%

1995   10.87%

1996   36.81%

1997   18.99%

1998  -15.94%

1999    0.55%


                         BEST QUARTER: 24.69%  (1Q/91)
                        WORST QUARTER: (14.24)%  (3Q/90)



      ------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                      ------    -------    --------
      Class E...................................................    0.30%      8.50%      9.85%

      Class S...................................................    0.55       8.81      10.01

      NAREIT Equity REIT Index..................................   (4.62)      8.09       9.12
      ------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                              SHORT TERM BOND FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS S


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990   9.71%

1991  12.31%

1992   2.74%

1993   6.98%

1994   0.82%

1995   9.95%

1996   4.76%

1997   6.02%

1998   6.09%

1999   3.03%


                          BEST QUARTER: 3.90%  (4Q/91)
                        WORST QUARTER: (0.72)%  (1Q/94)



      --------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999*                       1 YEAR    5 YEARS    10 YEARS
      ----------------------------------------                       ------    -------    --------
      Class E.....................................................   2.81%      5.90%      6.16%

      Class S.....................................................   3.03       5.94       6.18

      Merrill Lynch 1-2.99 Years Treasury Index...................   3.06       6.51       6.59

      30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 1999            CURRENT
      ------------------------------------------------------------  -----

      Class E.....................................................   5.81%

      Class S.....................................................   6.13
      --------------------------------------------------------------------------------------------


  ----------------------------


   * For periods prior to April 1, 1995, performance results for the Fund do not reflect deduction of investment management fees.


--------------------------------------------------------------------------------


       To obtain current 30-day yield information, please call 1-800-787-7354.

--------------------------------------------------------------------------------


                             DIVERSIFIED BOND FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS S


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990   7.58%

1991  15.29%

1992   6.57%

1993  10.02%

1994  -3.25%

1995  17.76%

1996   3.43%

1997   9.09%

1998   8.09%

1999  -1.26%


                          BEST QUARTER: 5.52%  (3Q/91)
                        WORST QUARTER: (2.79)%  (1Q/94)



      --------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                        1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                        ------    -------    --------
      Class E.....................................................   (1.51)%    6.92%      6.99%

      Class S.....................................................   (1.26)     7.23       7.15

      Lehman Brothers Aggregate Bond Index........................   (0.82)     7.73       7.70

      30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 1999            CURRENT
      ------------------------------------------------------------  ------

      Class E.....................................................    6.19%

      Class S.....................................................    6.62
      --------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------


       To obtain current 30-day yield information, please call 1-800-787-7345.

--------------------------------------------------------------------------------


                            MULTISTRATEGY BOND FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS S

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994  -4.35%

1995  17.92%

1996   4.97%

1997   9.50%

1998   6.79%

1999  -0.81%


                          BEST QUARTER: 6.23%  (2Q/95)
                        WORST QUARTER: (3.44)%  (1Q/94)



      --------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS                                                        SINCE
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR    5 YEARS    INCEPTION*
      ---------------------------------------                      ------    -------    ----------
      Class E...................................................   (1.08)%    7.40%        5.89%

      Class S...................................................   (0.81)     7.50         5.96

      Lehman Brothers Aggregate Bond Index......................   (0.82)     7.73         6.21

      30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 1999          CURRENT
      ----------------------------------------------------------  ------

      Class E...................................................    6.02%

      Class S...................................................    6.29
      --------------------------------------------------------------------------------------------


  ----------------------------


   *   The Multistrategy Bond Fund commenced operations on January 29, 1993.


--------------------------------------------------------------------------------


       To obtain current 30-day yield information, please call 1-800-787-7354.

--------------------------------------------------------------------------------


                           TAX-MANAGED LARGE CAP FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS S


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997  31.73%

1998  32.08%

1999  16.57%


                         BEST QUARTER: 23.71%  (4Q/98)
                        WORST QUARTER: (10.12)%  (3Q/98)



      -----------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS                                               SINCE
      FOR THE PERIODS ENDED DECEMBER 31, 1999                        1 YEAR    INCEPTION*
      ---------------------------------------                        ------    ----------
      Tax-Managed Large Cap Fund Class S..........................   16.57%      26.87%

      S&P 500 Composite Stock Price Index.........................   21.14       27.70
      -----------------------------------------------------------------------------------


  ----------------------------


   *   The Tax-Managed Large Cap Fund commenced operations on October 7,
      1996.

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------


                           TAX-MANAGED SMALL CAP FUND



      Because the Tax-Managed Small Cap Fund had not been in operation for a full calendar year when this Prospectus was printed, its performance history and average annual returns are not included. Performance history and average annual returns will be available for the Tax-Managed Small Cap Fund after the Fund has been in operation for one calendar year.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                              TAX EXEMPT BOND FUND
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)
                                    CLASS S


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990   6.12%

1991   7.64%

1992   5.85%

1993   6.58%

1994  -0.54%

1995   7.81%

1996   3.07%

1997   4.92%

1998   4.82%

1999  -0.52%


                          BEST QUARTER: 2.79%  (4Q/91)
                        WORST QUARTER: (1.59)%  (1Q/94)



      --------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                        1 YEAR    5 YEARS    10 YEARS
      ---------------------------------------                        ------    -------    --------
      Tax Exempt Bond Fund Class E*...............................   (0.66)%     3.95%      4.52%

      Tax Exempt Bond Fund Class S*...............................  (0.52)       3.98       4.53

      Lehman Brothers Municipal 1-10 Year Index#..................    0.55       6.21       -

      Salomon Smith Barney 3-Month Treasury Bill Index............    4.74       5.20       5.05

      YIELDS FOR THE YEAR ENDED DECEMBER 31, 1999                   CURRENT
      ------------------------------------------------------------  ------

      30-Day Yield

      Class E.....................................................    4.69%

      Class S.....................................................    4.28

      30-Day Tax Equivalent Yield

      Class E.....................................................    7.76%

      Class S.....................................................    7.09
      --------------------------------------------------------------------------------------------


  ----------------------------


   * The performance of the Tax Exempt Bond Fund prior to January 1, 1999 reflects a higher advisory fee than is currently borne by the Fund.



   # Prior to November 1, 1999, the comparative index for the Tax Exempt Bond Fund was the Salomon Smith Barney 3-Month Treasury Bill Index. The Fund believes that the Lehman Brothers Municipal 1-10 Year Index is more broadly representative of the securities and strategies likely to be employed by the Tax Exempt Bond Fund and provides more useful information as a comparative basis for evaluation of the Fund's performance. The Lehman Brothers Municipal 1-10 Year Index is an index, with income reinvested, representative of municipal bonds with maturities ranging from 1-10 years.


--------------------------------------------------------------------------------

       To obtain current yield information, please call 1-800-787-7354.

                               FEES AND EXPENSES


    The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.


                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                         MAXIMUM SALES
                                         MAXIMUM SALES   CHARGE (LOAD)
                                         CHARGE (LOAD)    IMPOSED ON        MAXIMUM
                                          IMPOSED ON      REINVESTED     DEFERRED SALES   REDEMPTION   EXCHANGE
                                           PURCHASES       DIVIDENDS     CHARGE (LOAD)       FEES        FEES
                                           ---------       ---------     -------------       ----        ----

All Funds, Classes E and S.............      None            None             None           None        None

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)



                                                   OTHER EXPENSES
                                                     (INCLUDING
                                                   ADMINISTRATIVE                                               TOTAL NET
                                                      FEES AND         TOTAL GROSS ANNUAL                      ANNUAL FUND
                                       ADVISORY      SHAREHOLDER         FUND OPERATING      FEE WAIVERS AND    OPERATING
                                         FEE*     SERVICING FEES)**         EXPENSE#         REIMBURSEMENTS      EXPENSES
                                         ----     -----------------         --------         --------------      --------

CLASS E SHARES

  Diversified Equity.................    0.73%          0.45%                 1.18%                0.00%           1.18%

  Special Growth.....................    0.90%          0.59%                 1.49%                0.00%           1.49%

  Equity Income......................    0.75%          0.61%                 1.36%                0.00%           1.36%

  Quantitative Equity................    0.73%          0.45%                 1.18%                0.00%           1.18%

  International Securities...........    0.90%          0.65%                 1.55%                0.00%           1.55%

  Emerging Markets...................    1.15%          1.01%                 2.16%                0.00%           2.16%

  Real Estate Securities.............    0.80%          0.59%                 1.39%                0.00%           1.39%

  Short Term Bond....................    0.45%          0.54%                 0.99%                0.00%           0.99%

  Diversified Bond...................    0.40%          0.46%                 0.86%                0.00%           0.86%

  Multistrategy Bond+................    0.60%          0.51%                 1.11%                0.00%           1.11%

  Tax-Exempt Bond....................    0.30%          0.52%                 0.82%                0.00%           0.82%

CLASS S SHARES

  Diversified Equity.................    0.73%          0.20%                 0.93%                0.00%           0.93%

  Special Growth.....................    0.90%          0.34%                 1.24%                0.00%           1.24%

  Equity Income......................    0.75%          0.36%                 1.11%                0.00%           1.11%

  Quantitative Equity................    0.73%          0.20%                 0.93%                0.00%           0.93%

  International Securities...........    0.90%          0.40%                 1.30%                0.00%           1.30%

  Emerging Markets...................    1.15%          0.76%                 1.91%                0.00%           1.91%

  Real Estate Securities.............    0.80%          0.34%                 1.14%                0.00%           1.14%

  Short Term Bond....................    0.45%          0.29%                 0.74%                0.00%           0.74%

  Diversified Bond...................    0.40%          0.21%                 0.61%                0.00%           0.61%

  Multistrategy Bond+................    0.60%          0.26%                 0.86%                0.00%           0.86%

  Tax Exempt Bond....................    0.30%          0.27%                 0.57%                0.00%           0.57%

  Tax-Managed Large Cap..............    0.70%          0.15%                 0.85%                0.00%           0.85%

  Tax-Managed Small Cap+.............    0.98%          0.33%                 1.31%               (0.06)%          1.25%


------------------------------


* Each Fund may also pay, in addition to the fee set forth above, a fee which compensates the Funds' advisor, Frank Russell Investment Management Company (FRIMCo) for managing collateral which the Funds have received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.



** Annual operating expenses for the Tax-Managed Small Cap Fund are based on average net assets expected to be invested during the Fund's first
    12 months of operation. During the course of that period, expenses may be more or less than the amount shown. "Other Expenses" for Class E Shares have been restated to reflect current expenses and include a shareholder servicing fee of 0.25% of average daily net assets of the Funds' Class E Shares.



# If you purchase any class of Shares of a Fund through a financial intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your financial intermediary for information concerning what additional fees, if any, will be charged.



+ FRIMCo has contractually agreed to waive, at least until February 28, 2001 up to the full amount of its 1.03% combined advisory and administrative fees for the Tax-Managed Small Cap Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis.

EXAMPLE


    THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN EACH FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.



    The example assumes that you invest $10,000 in a Fund for the time periods indicated, and then redeem all of your Shares at the end of the period. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.



    Although your actual costs may be higher or lower, under these assumptions your costs would be:



                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------

CLASS E:
Diversified Equity Fund.....................................   $  120     $  375     $  650     $1,433
Special Growth Fund.........................................      152        471        813      1,779
Equity Income Fund..........................................      138        431        745      1,636
Quantitative Equity Fund....................................      120        375        650      1,433
International Securities Fund...............................      158        490        846      1,847
Emerging Markets Fund.......................................      219        676      1,159      2,493
Real Estate Securities Fund.................................      142        441        761      1,669
Short Term Bond Fund........................................      101        315        547      1,213
Diversified Bond Fund.......................................       88        274        476      1,060
Multistrategy Bond Fund.....................................      113        353        612      1,353
Tax-Exempt Bond Fund........................................       84        262        456      1,015

CLASS S:
Diversified Equity Fund.....................................   $   95     $  297     $  515     $1,144
Special Growth Fund.........................................      126        393        680      1,500
Equity Income Fund..........................................      113        353        612      1,353
Quantitative Equity Fund....................................       95        297        515      1,144
International Securities Fund...............................      132        411        712      1,568
Emerging Markets Fund.......................................      194        600      1,032      2,233
Real Estate Securities Fund.................................      116        362        627      1,384
Short Term Bond Fund........................................       76        237        412        919
Diversified Bond Fund.......................................       62        195        340        762
Multistrategy Bond Fund.....................................       88        274        476      1,060
Tax Exempt Bond Fund........................................       58        183        318        713
Tax-Managed Large Cap Fund..................................       87        271        471      1,048
Tax-Managed Small Cap Fund..................................      127        409        712      1,573

                        SUMMARY COMPARISON OF THE FUNDS


                                     ANTICIPATED     MAXIMUM
                                       EQUITY         DEBT
               FUND                  INVESTMENTS   INVESTMENTS                   FOCUS
-----------------------------------  -----------   -----------   --------------------------------------
Diversified Equity Fund............    65-100%          35%      Income and capital growth
Special Growth Fund................    65-100%          35%      Maximum total return primarily through
                                                                 capital appreciation
Equity Income Fund.................    65-100%          35%      Current income
Quantitative Equity Fund...........       100%           0%      Total return
International Securities Fund......    65-100%          35%      Total return
Emerging Markets Fund..............    65-100%          35%      Maximum total return primarily through
                                                                 capital appreciation
Real Estate Securities Fund........    65-100%          35%      Total return
Short Term Bond Fund...............      0-35%         100%      Preservation of capital and generation
                                                                 of current income
Diversified Bond Fund..............        35%         100%      Current income and diversification
Multistrategy Bond Fund............         0%         100%      Maximum total return primarily through
                                                                 capital appreciation
Tax-Exempt Bond Fund...............         0%         100%      Maximum current income
Tax-Managed Large Cap Fund.........    65-100%          35%      Capital growth
Tax-Managed Small Cap Fund.........    65-100%          35%      Capital growth


      THE PURPOSE OF THE FUNDS--MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION


    The Frank Russell Investment Company (FRIC) Funds (Funds) are offered through certain bank trust departments, registered investment advisers, broker-dealers or other financial services organizations that have been selected by the Funds' adviser or distributor (Financial Intermediaries). The Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's (FRIMCo) and Frank Russell Company's (Russell) "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services. Unlike most investment companies that have a single organization that acts as both administrator and investment adviser, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.


    Three functions form the core of Russell's consulting services:

    - OBJECTIVE SETTING: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

    - ASSET ALLOCATION: Allocating a client's assets among different asset classes--such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate--in a way most likely to achieve the client's objectives and desired returns.

    - MONEY MANAGER RESEARCH: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

    When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns.

    The Funds believe investors should seek to hold fully diversified portfolios that reflect both their own individual investment time horizons and their ability to accept risk. The Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more of the Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

    Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

    Studies have shown that no one investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

    The Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. The Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

    By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

    The Funds conduct their business through a number of service providers, who act on behalf of the Funds. FRIMCo, the Funds' administrator and investment adviser, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers. Each of the Funds' money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


DIVERSIFIED EQUITY FUND
---------------------------


INVESTMENT           To provide income and capital growth by investing
OBJECTIVE            principally in equity securities.

PRINCIPAL            The Diversified Equity Fund invests primarily in common
INVESTMENT           stocks of medium and large capitalization companies, most of
STRATEGIES           which are US based.
                     The Fund employs a "multi-style, multi-manager" approach
                     whereby portions of the Fund are allocated to different
                     money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to
                     complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector.

                     Additionally, the Fund is diversified by equity substyle.
                     For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SPECIAL GROWTH FUND
------------------------


INVESTMENT           To maximize total return primarily through capital
OBJECTIVE            appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

PRINCIPAL            The Special Growth Fund invests primarily in common stocks
INVESTMENT           of small and medium capitalization companies most of which
STRATEGIES           are US based. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the
                     Russell 2000-Registered Trademark- Index.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The
                     Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EQUITY INCOME FUND
-----------------------


INVESTMENT           To achieve a high level of current income while maintaining
OBJECTIVE            the potential for capital appreciation.

PRINCIPAL            The Equity Income Fund invests primarily in common stocks of
INVESTMENT           medium and large capitalization companies, most of which are
STRATEGIES           US based. Because the Fund's investment objective is
                     primarily to provide a high level of current income, the
                     Fund generally pursues a value style of securities
                     selection, emphasizing investments in common stocks of
                     companies that appear to be undervalued relative to their
                     corporate worth, based on earnings, book or asset value,
                     revenues or cash flow.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses two principal investment styles intended to complement one another:

                         - YIELD SUBSTYLE--emphasizes investments in equity securities with above-average yield relative to the market. Generally, these securities are issued by companies in the financial and utilities industries and, to a lesser extent, other industries.

                         - LOW PRICE/EARNINGS RATIO SUBSTYLE--emphasizes investments in equity securities of companies that are considered undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors. From time to time, this substyle may also include investments in companies with above-average earnings growth prospects, if they appear to be undervalued in relation to their securities' historical price levels.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment substyle and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The
                     Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


QUANTITATIVE EQUITY FUND
-----------------------------


INVESTMENT           To provide a total return greater than the total return of
OBJECTIVE            the US stock market (as measured by the Russell
                     1000-Registered Trademark- Index over a market cycle of four to six years) while maintaining volatility and
                     diversification similar to the Index.

PRINCIPAL            The Quantitative Equity Fund invests primarily in common
INVESTMENT           stocks of medium and large capitalization companies which
STRATEGIES           are predominately US based. The Fund generally pursues a
                     market-oriented style of security selection, which
                     incorporates both a growth style and a value style, based on quantitative investment models which are mathematical
                     formulas based on statistical analysis. This style
                     emphasizes investments in companies that appear to be
                     undervalued relative to their growth prospects.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell
                     1000-Registered Trademark- Index. Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell
                     1000-Registered Trademark- Index. Each money manager performs this process independently from each other money manager.

                     The Russell 1000-Registered Trademark- Index consists of the
                     1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at December 31, 1999 had a capitalization of approximately $1.1 billion.

                     The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


INTERNATIONAL SECURITIES FUND
-----------------------------------


INVESTMENT           To provide favorable total return and additional
OBJECTIVE            diversification for US investors.

PRINCIPAL            The International Securities Fund invests primarily in
INVESTMENT           equity securities issued by companies domiciled outside the
STRATEGIES           US and in depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly
                     Europe and the Far East) to maintain a high degree of
                     diversification among countries and currencies. Because
                     international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their
                     investment portfolio's overall volatility by combining an
                     investment in this Fund with investments in US equities.

                     The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The
                     Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND
----------------------------


INVESTMENT           To provide maximum total return primarily through capital
OBJECTIVE            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from developed market
                     international portfolios by investing primarily in equity
                     securities.

PRINCIPAL            The Emerging Markets Fund will primarily invest in equity
INVESTMENT           securities of companies that are located in countries with
STRATEGIES           emerging markets or that derive a majority of their revenues from operations in such countries. These companies are
                     referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market" country is a
                     country having an economy and market that the World Bank or the United Nations consider to be emerging or developing.
                     These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.

                     The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                     The Fund invests in common stocks of Emerging Market
                     Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                     Some emerging markets countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments (e.g., capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics). The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. A Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


REAL ESTATE SECURITIES FUND
--------------------------------


INVESTMENT           To generate a high level of total return through above
OBJECTIVE            average current income while maintaining the potential for capital appreciation.

PRINCIPAL            The Real Estate Securities Fund seeks to achieve its
INVESTMENT           objective by concentrating its investments in equity
STRATEGIES           securities of issuers whose value is derived primarily from development, management and market pricing of underlying
                     real estate properties.

                     The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominately US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND
--------------------------


INVESTMENT           The preservation of capital and the generation of current
OBJECTIVE            income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility
                     characteristics.

PRINCIPAL            The Short Term Bond Fund invests primarily in fixed-income
INVESTMENT           securities. In particular, the Fund holds debt securities
STRATEGIES           issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective
                     agencies and instrumentalities. It also holds
                     mortgage-backed securities, including collateralized
                     mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     From time to time, the Fund may invest in municipal debt
                     obligations.

                     The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                     The average weighted duration of the Fund's portfolio typically ranges within 15% of the average weighted duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was
                     1.6 years on December 31, 1999, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes, as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury
                     Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps
                     (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. The
                     Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


DIVERSIFIED BOND FUND
-------------------------


INVESTMENT           To provide effective diversification against equities and a
OBJECTIVE            stable level of cash flow by investing in fixed-income
                     securities.

PRINCIPAL            The Diversified Bond Fund invests primarily in investment
INVESTMENT           grade fixed- income securities. In particular, the Fund
STRATEGIES           holds debt securities issued or guaranteed by the US
                     government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     From time to time, the Fund may invest in municipal debt
                     obligations.

                     The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was 5.0 years as of December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. In seeking investments that will produce cash flow, the Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps
                     (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. The
                     Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

MULTISTRATEGY BOND FUND
-----------------------------


INVESTMENT           To provide maximum total return primarily through capital
OBJECTIVE            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from broad fixed-income market portfolios.

PRINCIPAL            The Multistrategy Bond Fund invests primarily in
INVESTMENT           fixed-income securities. In particular, the Fund holds debt
STRATEGIES           securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their
                     respective agencies and instrumentalities. It also holds
                     mortgage-backed securities, including collateralized
                     mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     From time to time the Fund may invest in municipal debt
                     obligations.

                     The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by a Fund money manager to be of comparable quality. These securities are commonly referred to as "junk bonds."

                     The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was 5.0 years as of December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps
                     (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. The
                     Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not be able to achieve its investment objective during such times.

TAX-MANAGED LARGE CAP FUND (FORMERLY EQUITY T FUND)
--------------------------------------------------------



INVESTMENT           To provide capital growth on an after-tax basis by investing
OBJECTIVE            principally in equity securities.

PRINCIPAL            The Tax-Managed Large Cap Fund invests primarily in equity
INVESTMENT           securities of large capitalization US companies, as
STRATEGIES           represented by the S&P 500-Registered Trademark- market
                     index, although the Fund may invest a limited amount in
                     non-US firms from time to time.

                     The Fund generally pursues a market-oriented style of security selection, which incorporates both a growth style and a value style, based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in large capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities. Although it is not an index fund, under normal market conditions, the Tax-
                     Managed Large Cap Fund will invest at least 65 percent of the value of its total assets in securities that are included in the S&P 500-Registered Trademark- market index.

                     The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

                     The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns.
                     The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

                     The Fund intends to minimize its taxable distributions to shareholders in two ways:

                         - First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

                         - Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price.
                           Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

                     If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                     The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.
                     The Fund uses a dividend discount model to gauge securities' anticipated returns relative to their industry peers. This model forecasts the expected future dividends of individual securities and calculates the expected return at the current share price. The Fund identifies securities that exhibit superior total return prospects. From among those securities, using a quantitative after-tax model, the Fund chooses stocks from a variety of economic sectors and industries, generally in the proportions that those sectors and industries are represented in the S&P 500 Index.

                     When the Fund's shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is inconsistent with the Fund's strategy.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform generally as though its cash reserves were actually invested in those markets. The Fund may also invest its liquidity reserves in one or more FRIC money market funds.

                     Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not be able to achieve its investment objective during such times.



TAX-MANAGED SMALL CAP FUND
---------------------------------



INVESTMENT           To provide capital growth on an after-tax basis by investing
OBJECTIVE            principally in equity securities of small capitalization
                     companies.

PRINCIPAL            The Tax-Managed Small Cap Fund invests primarily in equity
INVESTMENT           securities of US companies, although the Fund may invest a
STRATEGIES           limited amount in non-US firms from time to time.

                     The Fund generally pursues a market-oriented style of security selection, which incorporates both a growth style and a value style, based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in small capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities. Under normal market conditions, the Tax-Managed Small Cap Fund will invest at least 65 percent of its total assets in securities that are not included in the S&P 500 market index.

                     The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

                     The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns.
                     The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

                     The Fund intends to minimize its taxable distributions to shareholders in two ways:

                         - First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

                         - Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price.
                           Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

                     If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                     The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

                     When the Fund's shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is inconsistent with the Fund's strategy.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform generally as though its cash reserves were actually invested in those markets. The Fund may also invest its liquidity reserves in one or more FRIC money market funds.

                     Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not be able to achieve its investment objective during such times.



TAX EXEMPT BOND FUND
-------------------------



INVESTMENT           To provide a high level of federal tax-exempt current income
OBJECTIVE            by investing primarily in a diversified portfolio of
                     investment grade municipal securities.

PRINCIPAL            The Tax Exempt Bond Fund concentrates its investments in
INVESTMENT           investment- grade municipal debt obligations providing
STRATEGIES           federal tax-exempt interest income. Specifically, these
                     obligations are debt obligations issued by states,
                     territories and possessions of the US and the District of
                     Columbia and their political subdivisions, agencies and
                     instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects. Under normal market conditions, at least 80% of
                     the Fund's assets will be invested in tax-exempt securities.

                     The average weighted duration of the Fund's portfolio typically ranges within ten percent of the average weighted duration of the Lehman Brothers Municipal 1-10 Year Index, which was 4.4 years on December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund employs multiple money managers, each with its own expertise in the municipal bond market. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not be able to achieve its investment objective during such times.

                                     RISKS



    An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates, and you could lose money. The following table describes principal types of risks that the Funds are subject to and lists next to each description those Funds most likely to be affected by the risk. Other Funds that are not listed may hold portfolio investments that are subject to one or more of the risks, but will not do so in a way that is expected to principally affect the performance of the Fund as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.



 RISK ASSOCIATED WITH:                     DESCRIPTION                          RELEVANT FUND
 ---------------------                     -----------                          -------------

MULTI-MANAGER APPROACH     The investment styles employed by a Fund's     Diversified Equity
                           money managers may not be complementary. The   Special Growth
                           interplay of the various strategies employed   Equity Income
                           by a Fund's multiple money managers may        Quantitative Equity
                           result in a Fund holding a concentration of    International Securities
                           certain types of securities. This              Emerging Markets
                           concentration may be beneficial or             Real Estate Securities
                           detrimental to a Fund's performance            Short Term Bond
                           depending upon the performance of those        Diversified Bond
                           securities and the overall economic            Multistrategy Bond
                           environment. The multi-manager approach        Tax Exempt Bond
                           could result in a high level of portfolio
                           turnover, resulting in higher Fund brokerage
                           expenses and increased tax liability from a
                           Fund's realization of capital gains.

TAX-SENSITIVE MANAGEMENT   A Fund's tax-managed equity investment         Tax-Managed Large Cap
                           strategy may not provide as high a return      Tax-Managed Small Cap
                           before consideration of federal income tax
                           consequences as other funds. A tax-sensitive
                           investment strategy involves active
                           management and a Fund may realize capital
                           gains.

EQUITY SECURITIES          The value of equity securities will rise and   Diversified Equity
                           fall in response to the activities of the      Special Growth
                           company that issued the stock, general         Equity Income
                           market conditions and/ or economic             Quantitative Equity
                           conditions.                                    International Securities
                                                                          Emerging Markets
                                                                          Real Estate Securities
                                                                          Tax-Managed Large Cap
                                                                          Tax-Managed Small Cap

 RISK ASSOCIATED WITH:                     DESCRIPTION                          RELEVANT FUND
 ---------------------                     -----------                          -------------
    - Value Stocks         Investments in value stocks are subject to     Diversified Equity
                           risks that (i) their intrinsic values may      Special Growth
                           never be realized by the market or (ii) such   Equity Income
                           stock may turn out not to have been            International Securities
                           undervalued.                                   Tax-Managed Large Cap
                                                                          Tax-Managed Small Cap

    - Growth Stocks        Growth company stocks may provide minimal      Diversified Equity
                           dividends which could otherwise cushion        Special Growth
                           stock prices in a market decline. The value    International Securities
                           of growth company stocks may rise and fall     Tax-Managed Large Cap
                           significantly based, in part, on investors'    Tax-Managed Small Cap
                           perceptions of the company, rather than on
                           fundamental analysis of the stocks.

    - Market-Oriented      Market-oriented investments are generally      Diversified Equity
      Investments          subject to the risks associated with growth    Special Growth
                           and value stocks.                              Quantitative Equity
                                                                          International Securities
                                                                          Tax-Managed Large Cap
                                                                          Tax-Managed Small Cap

    - Securities of        Investments in smaller companies may involve   Special Growth
      Small                greater risks because these companies          Tax-Managed Small Cap
      Capitalization       generally have a limited track record.
    Companies              Smaller companies often have narrower
                           markets and more limited managerial and
                           financial resources than larger, more
                           established companies. As a result, their
                           performance can be more volatile, which may
                           increase the volatility of a Fund's
                           portfolio.

 RISK ASSOCIATED WITH:                     DESCRIPTION                          RELEVANT FUND
 ---------------------                     -----------                          -------------
FIXED-INCOME               Prices of fixed-income securities rise and     Short Term Bond
SECURITIES                 fall in response to interest rate changes.     Diversified Bond
                           Generally, when interest rates rise, prices    Multistrategy Bond
                           of fixed-income securities fall. The longer    Tax Exempt Bond
                           the duration of the security, the more
                           sensitive the security is to this risk. A 1%
                           increase in interest rates would reduce the
                           value of a $100 note by approximately one
                           dollar if it had a one-year duration, but
                           would reduce its value by approximately
                           fifteen dollars if it had a 15-year
                           duration. There is also a risk that one or
                           more of the securities will be downgraded in
                           credit rating or go into default.
                           Lower-rated bonds generally have higher
                           credit risks.

    - Non-Investment       Although lower rated debt securities           Short Term Bond
      Grade                generally offer a higher yield than higher     Multistrategy Bond
      Fixed-Income         rated debt securities, they involve higher
      Securities           risks. They are especially subject to:

                               - Adverse changes in general economic
                                 conditions and in the industries in
                                 which their issuers are engaged,

                               - Changes in the financial condition of
                               their issuers and

                               - Price fluctuations in response to
                               changes in interest rates.

                           As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default which could result in a loss to a Fund.

 RISK ASSOCIATED WITH:                     DESCRIPTION                          RELEVANT FUND
 ---------------------                     -----------                          -------------
INTERNATIONAL SECURITIES   A Fund's return and net asset value may be     International Securities
                           significantly affected by political or         Emerging Markets
                           economic conditions and regulatory             Short Term Bond
                           requirements in a particular country.          Multistrategy Bond
                           Foreign markets, economies and political
                           systems may be less stable than US markets,
                           and changes in exchange rates of foreign
                           currencies can affect the value of a Fund's
                           foreign assets. Foreign laws and accounting
                           standards typically are not as strict as
                           they are in the US and there may be less
                           public information available about foreign
                           companies. Foreign securities markets may be
                           less liquid and have fewer transactions than
                           US securities markets. Additionally,
                           international markets may experience delays
                           and disruptions in securities settlement
                           procedures for a Fund's portfolio
                           securities.

-Non-US Debt Securities    A Fund's foreign debt securities are           Short Term Bond
                           typically obligations of sovereign             Multistrategy Bond
                           governments and corporations. These
                           securities are particularly subject to a
                           risk of default from political instability.

-Emerging Market           Investments in emerging or developing          Emerging Markets
  Countries                markets involve exposure to economic
                           structures that are generally less diverse
                           and mature, and to political systems which
                           have less stability than those of more
                           developed countries. Emerging market
                           securities are subject to currency transfer
                           restrictions and may experience delays and
                           disruptions in securities settlement
                           procedures for a Fund's portfolio
                           securities.

 RISK ASSOCIATED WITH:                     DESCRIPTION                          RELEVANT FUND
 ---------------------                     -----------                          -------------
-Instruments of U.S. and   Non-US corporations and banks issuing dollar   Short Term Bond
 Foreign Banks and         denominated instruments in the US are not      Diversified Bond
 Branches and foreign      necessarily subject to the same regulatory     Multistrategy Bond
 Corporations, Including   requirements that apply to US corporations
 Yankee Bonds              and banks, such as accounting, auditing and
                           recordkeeping standards, the public
                           availability of information and, for banks,
                           reserve requirements, loan limitations and
                           examinations. This increases the possibility
                           that a non-US corporation or bank may become
                           insolvent or otherwise unable to fulfill its
                           obligations on these instruments.

DERIVATIVES (E.G.          Price movements of a futures contract,         Short Term Bond
FUTURES CONTRACTS,         option or structured note may not be           Diversified Bond
OPTIONS ON                 identical to price movements of portfolio      Multistrategy Bond
FUTURES, INTEREST RATE     securities or a securities index resulting
SWAPS)                     in the risk that, when a Fund buys a futures
                           contract or option as a hedge, the hedge may
                           not be completely effective.

REAL ESTATE SECURITIES     Just as real estate values go up and down,     Real Estate Securities
                           the value of the securities of companies
                           involved in the industry, and in which a
                           Fund invests, also fluctuates. A Fund that
                           invests in real estate securities is also
                           subject to the risks associated with direct
                           ownership of real estate. Additional risks
                           include declines in the value of real
                           estate, changes in general and local
                           economic conditions, increases in property
                           taxes and changes in tax laws and interest
                           rates. The value of securities of companies
                           that service the real estate industry may
                           also be affected by such risks.

 RISK ASSOCIATED WITH:                     DESCRIPTION                          RELEVANT FUND
 ---------------------                     -----------                          -------------
-REITs                     REITs may be affected by changes in the        Real Estate Securities
                           value of the underlying properties owned by
                           the REITs and by the quality of any credit
                           extended. Moreover, the underlying
                           portfolios of REITs may not be diversified,
                           and therefore are subject to the risk of
                           financing a single or a limited number of
                           projects. REITs are also dependent upon
                           management skills and are subject to heavy
                           cash flow dependency, defaults by borrowers,
                           self-liquidation and the possibility of
                           failing either to qualify for tax-free pass
                           through of income under federal tax laws or
                           to maintain their exemption from certain
                           federal securities laws.

MUNICIPAL OBLIGATIONS      Municipal obligations are affected by          Short Term Bond
                           economic, business or political                Diversified Bond
                           developments. These securities may be          Multistrategy Bond
                           subject to provisions of litigation,           Tax Exempt Bond
                           bankruptcy and other laws affecting the
                           rights and remedies of creditors, or may
                           become subject to future laws extending the
                           time for payment of principal and/or
                           interest, or limiting the rights of
                           municipalities to levy taxes.

REPURCHASE AGREEMENTS      Under a repurchase agreement, a bank or        Diversified Bond
                           broker sells securities to a Fund and agrees   Short Term Bond
                           to repurchase them at the Fund's cost plus     Multistrategy Bond
                           interest. If the value of the securities
                           declines and the bank or broker defaults on
                           its repurchase obligation, a Fund could
                           incur a loss.

CREDIT AND LIQUIDITY       Adverse changes in a guarantor's credit        Tax Exempt Bond
ENHANCEMENTS               quality if contemporaneous with adverse
                           changes in the guaranteed security could
                           cause losses to a Fund and may affect its
                           net asset value.

EXPOSING LIQUIDITY         By exposing its liquidity reserves to the      Diversified Equity
RESERVES TO EQUITY         equity market, principally by use of equity    Special Growth
MARKETS                    futures, a Fund's performance tends to         Equity Income
                           correlate more closely to the performance of   Quantitative Equity
                           the market as a whole. Although this           International Securities
                           increases a Fund's performance if equity       Real Estate Securities
                           markets rise, it reduces a Fund's              Tax-Managed Large Cap
                           performance if equity markets decline.         Tax-Managed Small Cap

 RISK ASSOCIATED WITH:                     DESCRIPTION                          RELEVANT FUND
 ---------------------                     -----------                          -------------
SECURITIES LENDING         If a borrower of a Fund's securities fails     All Funds
                           financially, the Fund's recovery of the
                           loaned securities may be delayed or the Fund
                           may lose its rights to the collateral which
                           could result in a loss to a Fund.



    AN INVESTMENT IN ANY OF THE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                            MANAGEMENT OF THE FUNDS


    The Funds' investment adviser is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and manages over $17 billion in more than 30 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.



    Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides the Funds and FRIMCo with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.


    Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance corporation headquartered in Milwaukee, Wisconsin. It leads the US in both individual life insurance sold annually and individual life insurance in force.

    FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them, and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

    FRIMCo's officers and employees who oversee the money managers are:

    - Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.


    - Mark D. Amberson, who has been a Portfolio Manager of FRIMCo since January 1998. From 1991 to 1997, Mr. Amberson was a Portfolio Manager in Russell's Money Market Trading Group. Mr. Amberson has, jointly with Mr. Burge, primary responsibility for management of the Fixed Income I, Diversified Bond, Short Term Bond, Fixed Income III, Tax Exempt Bond and Multistrategy Bond Funds.



    - Randal C. Burge, who has been Director of Global Fixed Income since January 2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia. Mr. Burge has, jointly with Mr. Amberson, primary responsibility for management of the Fixed Income I, Fixed Income III, Diversified Bond, Short Term Bond, Tax Exempt Bond and Multistrategy Bond Funds.



    - Jean Carter, who has been Director of Global Equities since January 2000. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.



    - Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates. Ms. Duncan has, jointly with Mr. Jornlin, primary responsibility for management of the International and International Securities Funds.



    - James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

    - James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo. From 1991 to 1995, Mr. Jornlin was a Senior Research Analyst with Russell. Mr. Jornlin has, jointly with Mr. Parish, primary responsibility for management of the Emerging Markets Fund, has, jointly with Ms. Duncan, primary responsibility for the management of the International and International Securities Funds and has, jointly with Mr. Ogard, primary responsibility for the management of the Real Estate Securities Fund.



    - Eric W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000. Mr. Ogard has, jointly with Mr. Trittin and Mr. Tipple, primary responsibility for the management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds and has, jointly with Mr. Jornlin, primary responsibility for the management of the Real Estate Securities Fund.



    - Symon Parish, who has been an Associate Portfolio Manager of Frank Russell Company Limited, an affiliate of FRIMCo, since 1996. From 1994 to 1996, Mr. Parish was a client service executive in Russell's Auckland office. Mr. Parish has, jointly with Mr. Jornlin, primary responsibility for the Emerging Markets Fund.



    - Brian C. Tipple, who has been a Portfolio Manager of FRIMCo since
      July 1999. From 1991 to 1999, Mr. Tipple was a Client Executive with Frank Russell Trust Company. Mr. Tipple has, jointly with Mr. Ogard and
      Mr. Trittin, primary responsibility for the management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.



    - Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research Department with Russell. Mr. Trittin has, jointly with Mr. Ogard and Mr. Tipple, primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.



    The aggregate annual rate of advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of each Fund's average daily net assets: Diversified Equity Fund, 0.78%; Special Growth Fund, 0.95%; Equity Income Fund, 0.80%; Quantitative Equity Fund, 0.78%; International Securities Fund, 0.95%; Emerging Markets Fund, 1.20%; Real Estate Securities Fund, 0.85%; Short Term Bond Fund, 0.50%; Diversified Bond Fund, 0.45%; Multistrategy Bond Fund, 0.65% Tax-Managed Large Cap Fund, 0.75%; Tax-Managed Small Cap Fund, 1.03%; and Tax Exempt Bond Fund, 0.35%. Of these aggregate amounts 0.05% is attributable to administrative services. FRIMCo has contractually agreed to waive, at least until February 28, 2001, a portion of its 1.03% combined advisory and administrative fees for the Tax-Managed Small Cap Fund, up to the full amount of those fees for Fund-level expenses that exceed 1.25% of the average daily net assets of that Fund on an annual basis. Additionally, FRIMCo has agreed to reimburse the Tax-Managed Small Cap Fund, at least until April 30, 2001, for all remaining Fund-level expenses that exceed 1.25% of the average daily net assets of the Tax-Managed Small Cap Fund on an annual basis. Each Fund may also pay, in addition to the aggregate fees set forth above, a fee which compensates FRIMCo for managing collateral which the Funds have received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.


                               THE MONEY MANAGERS

    Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Fund's Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Funds select money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in any Fund's selection or termination of a money manager.


    Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within the Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of the money managers' individual security selections.



    J.P. Morgan Investment Management, Inc. ("Morgan") manages the Tax-Managed Large Cap Fund. Robin Chance is the individual responsible for the management of the Fund. Ms. Chance, Vice President and member of the Structured Equity Group, has responsibility for tax aware structured equity strategies. Ms. Chance joined Morgan in 1987. Ms. Chance is a CFA and a graduate of the University of Pennsylvania's Management and Technology Program, also earning an MBA from New York University's Stern School of Business.



    Geewax, Terker & Company manages the Tax-Managed Small Cap Fund. John Julius Geewax is the portfolio manager responsible for the management of the Fund. Mr. Geewax is a graduate of the University of Pennsylvania and has earned a J.D. from the University of Pennsylvania as well as an MBA and a PhD from the Wharton School of the University of Pennsylvania. Mr. Geewax co-founded the firm in 1982. He is currently a general partner and portfolio manager responsible for research and development and trading oversight for all of the firm's investment services.

                               PORTFOLIO TURNOVER


    The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.


                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS


    Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income (if any), according to the following schedule:



DECLARED                                  PAYABLE                                   FUNDS
--------                                  -------                                   -----
Monthly.................  Early in the following month             Tax-Exempt Bond, Diversified Bond and
                                                                   Multistrategy Bond Funds

Quarterly...............  Mid: April, July, October and December   Diversified Equity, Special Growth,
                                                                   Equity Income, Quantitative Equity,
                                                                   Real Estate Securities and Short Term
                                                                   Bond Funds

Annually................  Mid-December                             International Securities, Emerging
                                                                   Markets, Tax Managed Large Cap and
                                                                   Tax-Managed Small Cap Funds



CAPITAL GAINS DISTRIBUTIONS



    The Board intends to declare capital gain distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

BUYING A DIVIDEND


    If you purchase shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.


AUTOMATIC REINVESTMENT


    Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.


                                     TAXES


    In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.



    When you sell or exchange your shares of a Fund, you may have a capital gain or loss. Any loss incurred on the sale or exchange of a Fund's Shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gains dividends received with respect to such Shares. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.



    The Funds make no representation as to the amount of variability of each Funds' capital gain distributions which may vary as a function of several variables including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders redemption patterns and Fund cash equitization activity.



    Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding shares of a Fund.



    When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets is made up of foreign securities, then the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

    If you are a corporate investor, a portion of the dividends from net investment income paid by Diversified Equity Fund, Special Growth Fund, Equity Income Fund, Quantitative Equity Fund, Real Estate Securities Fund, Tax-Managed Large Cap Fund or Tax-Managed Small Cap Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.



    Although the Tax-Managed Large Cap and the Tax-Managed Small Cap Funds are managed to minimize the amount of capital gains realized during a particular year, the realization of capital gains is not entirely within either Fund's or its money manager's control. Shareholder purchase and redemption activity, as well as the Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Small Cap Fund may vary considerably from year to year.



    The Tax-Exempt Bond Fund intends to continue to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of its total assets in municipal obligations. If the Fund satisfies this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent that net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional shares. The Fund may invest a portion of its assets in private activity bonds, the income from which is a preference item in determining your alternative minimum tax.


    By law, a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.


    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.



    Additional information on these and other tax matters relating to the Funds and their shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.


                       HOW NET ASSET VALUE IS DETERMINED

NET ASSET VALUE PER SHARE


    The net asset value per share is calculated for Shares of each class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For all Funds, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays or Good Friday. All Funds determine net asset value at 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.


VALUATION OF PORTFOLIO SECURITIES


    Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund, such as the International Securities Fund or Emerging Markets Fund, that holds portfolio securities that are listed primarily on foreign exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.



    Money market instruments maturing within 60 days of the valuation date that are held by the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax Exempt Bond Funds are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.


                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS


    The Funds offer multiple classes of Shares: Class C Shares, Class E Shares and Class S Shares.



        CLASS C SHARES participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder servicing plan. Under the distribution plan, the Funds' Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder servicing plan, the Funds' Class C Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Funds' Class C Share assets on an ongoing basis, over time these fees will increase the cost of your investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.



        CLASS E SHARES participate in the Funds' shareholder servicing plan. Under the shareholder servicing plan, the Funds' Class E Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Funds' Class E share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.



        CLASS S SHARES participate in neither the Funds' distribution plan nor the Funds' shareholder servicing plan.

                             HOW TO PURCHASE SHARES


    Funds are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.


    For each of the Class E and Class S Shares, there is a $2,500 required minimum initial investment for each account in each Fund. Each Fund reserves the right to change the categories of investors eligible to purchase its shares or the required minimum investment amount. You may be eligible to purchase Fund shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' statement of additional information.



    Financial Intermediaries may charge their customers a fee for providing investment-related services. Financial Intermediaries generally receive no compensation from the Funds or the Funds' service providers with respect to Class S Shares of the Funds. Financial Intermediaries may receive shareholder servicing compensation from the Funds' Distributor with respect to Class E Shares of the Funds.


PAYING FOR SHARES


    You may purchase Shares of the Funds through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per share calculated after the Funds' receive your order in proper form (defined in the "Written Instructions" section), and accept the order.


    All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." The Funds reserve the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. You will be responsible for any resulting loss to the Funds. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

OFFERING DATES AND TIMES


    Orders must be received by the Funds prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Fund shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.


ORDER AND PAYMENT PROCEDURES


    Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed Application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.


BY MAIL

    For new accounts, please mail the completed Application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to the Funds' Transfer Agent. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Third party checks will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

BY FEDERAL FUNDS WIRE

    You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

BY AUTOMATED CLEARING HOUSE ("ACH")

    You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.

AUTOMATED INVESTMENT PROGRAM


    You can make regular investments (minimum $50) in the Funds in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.



THREE-DAY SETTLEMENT PROGRAM



    The Funds will accept orders at the next computed net asset value through Financial Intermediaries to purchase Shares of the Funds for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the program and agreed in writing to indemnify the Funds against any losses resulting from non-receipt of payment.


                               EXCHANGE PRIVILEGE

BY MAIL OR TELEPHONE


    Through your Financial Intermediary, you may exchange Shares of any Fund you own for shares of any other Fund on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for Shares of a Fund offered by FRIC through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other Funds, contact your Financial Intermediary.



    Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing to your Financial Intermediary.



    An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after the Funds received the exchange request in good order.


IN-KIND EXCHANGE OF SECURITIES


    FRIMCo, in its capacity as the Funds' investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the applicable Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.


    Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss for federal income tax purposes on the exchange. If you are contemplating an in-kind exchange you should consult your tax adviser.


    The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to the Funds and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Fund, along with the securities. Please contact your Financial Intermediary for further information.

                              HOW TO REDEEM SHARES

    Shares of the Funds may be redeemed through your Financial Intermediary on any business day the Funds are open at the next net asset value per share calculated after the Funds' Transfer Agent receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

REDEMPTION DATES AND TIMES


    Redemption requests must be placed through a Financial Intermediary and received by the Funds prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Fund shares are offered, or through the Systematic Withdrawal Program described below.


BY MAIL OR TELEPHONE

    You may redeem your shares by calling or writing to your Financial Intermediary. Written requests to sell shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

SYSTEMATIC WITHDRAWAL PROGRAM


    The Funds, except the Tax-Managed Large Cap and Tax-Managed Small Cap Funds, offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your shares under a systematic withdrawal program, it is a taxable transaction. The Tax-Managed Large Cap and Tax-Managed Small Cap Funds do not offer a systematic withdrawal program in view of their portfolio management strategies.


    You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

ACCOUNTS IN STREET NAME


    Many brokers, employee benefit plans and bank trusts combine their client's Fund holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Fund shares through a brokerage account, employee benefit plan or bank trust fund, the Funds may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Fund shares are held in an omnibus account.


                         PAYMENT OF REDEMPTION PROCEEDS

BY CHECK


    When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.


BY WIRE

    If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after the Funds receive your redemption request. The Funds may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                              WRITTEN INSTRUCTIONS

PROPER FORM: Written instructions must be in proper form. They must include:

        A description of the request

        The name of the Fund(s)

        The class of shares, if applicable

        The account number(s)

        The amount of money or number of shares being purchased, exchanged,
    transferred or         redeemed

        The name(s) on the account(s)

        The signature(s) of all registered account owners

        For exchanges, the name of the Fund you are exchanging into

        Your daytime telephone number

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE


ACCOUNT TYPE                             REQUIREMENTS FOR WRITTEN REQUESTS
Individual, Joint Tenants, Tenants in    Written instructions must be signed by each
Common                                   shareholder, exactly as the names appear in the
                                         account registration.

UGMA or UTMA (custodial accounts for     Written instructions must be signed by the
minors)                                  custodian in his/her capacity as it appears in
                                         the account registration.

Corporation, Association                 Written instructions must be signed by authorized
                                         person(s), stating his/her capacity as indicated
                                         by the corporate resolution to act on the account
                                         and a copy of the corporate resolution, certified
                                         within the past 90 days, authorizing the signer
                                         to act.

Estate, Trust, Pension, Profit Sharing   Written instructions must be signed by all
Plan                                     trustees. If the name of the trustee(s) does not
                                         appear in the account registration, please
                                         provide a copy of the trust document certified
                                         within the last 60 days.

Joint tenancy shareholders whose         Written instructions must by signed by the
co-tenants are deceased                  surviving tenant(s). A certified copy of the
                                         death certificate must accompany the request.


SIGNATURE GUARANTEE

    The Funds reserve the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.

                                ACCOUNT POLICIES

THIRD PARTY TRANSACTIONS


    If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.


REDEMPTION IN-KIND


    A Fund may pay for any portion of the redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

STATE CHECKS



    For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. The Funds have adopted procedures described in the statement of additional information regarding the treatment of stale checks, or you may contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS


    The following financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if a Fund or Class has not been in operation for 5 years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund share throughout each year or period ended
December 31. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request. The information in the following tables represents the Financial Highlights for the Funds' Class E and Class S Shares, respectively, for the periods shown.


DIVERSIFIED EQUITY FUND--CLASS E SHARES


                                                                 YEARS ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998      1997*
                                                              --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 51.40    $ 43.64    $ 45.55
                                                              -------    -------    -------
INCOME FROM OPERATIONS
  Net investment income (a).................................      .13        .10        .06
  Net realized and unrealized gain (loss)...................     8.81      10.34       7.97
                                                              -------    -------    -------
    Total income from operations............................     8.94      10.44       8.03
                                                              -------    -------    -------
DISTRIBUTIONS
  From net investment income................................     (.09)      (.08)      (.07)
  From net realized gain....................................    (5.82)     (2.60)     (9.87)
                                                              -------    -------    -------
    Total distributions.....................................    (5.91)     (2.68)     (9.94)
                                                              -------    -------    -------
NET ASSET VALUE, END OF PERIOD..............................  $ 54.43    $ 51.40    $ 43.64
                                                              =======    =======    =======
TOTAL RETURN (%)(b).........................................    17.95      24.59      15.99
RATIOS(%)/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................   12,958      9,007      2,839
  Ratios to average net assets (%)(c):
    Operating expenses......................................     1.19       1.33       1.63
    Net investment income...................................      .23        .21        .10
  Portfolio turnover rate (%)...............................   110.36     100.31     114.11


--------------------------


*   For the period May 27, 1997 (commencement of sale) to December 31, 1997.



(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for periods less than one year are annualized.

DIVERSIFIED EQUITY FUND--CLASS S SHARES


                                                                  YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------
                                                    1999         1998         1997        1996       1995
                                                 ----------   ----------   ----------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD...........  $    51.39   $    43.64   $    41.45   $  38.62   $  32.26
                                                 ----------   ----------   ----------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a)....................         .28          .30          .37        .48        .60
  Net realized and unrealized gain (loss)......        8.79        10.34        12.06       8.15      10.63
                                                 ----------   ----------   ----------   --------   --------
    Total income from operations...............        9.07        10.64        12.43       8.63      11.23
                                                 ----------   ----------   ----------   --------   --------
DISTRIBUTIONS
  From net investment income...................        (.31)        (.29)        (.37)      (.48)      (.60)
  From net realized gain.......................       (5.82)       (2.60)       (9.87)     (5.32)     (4.27)
                                                 ----------   ----------   ----------   --------   --------
    Total distributions........................       (6.13)       (2.89)      (10.24)     (5.80)     (4.87)
                                                 ----------   ----------   ----------   --------   --------
NET ASSET VALUE, END OF PERIOD.................  $    54.33   $    51.39   $    43.64   $  41.45   $  38.62
                                                 ==========   ==========   ==========   ========   ========
TOTAL RETURN (%)...............................       18.21        25.11        31.32      23.29      35.17
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).....   1,569,920    1,367,016    1,042,620    699,691    530,645
  Ratios to average net assets (%):
    Operating expenses.........................         .93          .91          .92        .94        .95
    Net investment income......................         .51          .62          .80       1.18       1.56
  Portfolio turnover rate (%)..................      110.36       100.31       114.11      99.90      92.53


--------------------------


(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

SPECIAL GROWTH FUND--CLASS E SHARES


                                                                      YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------
                                                                1999       1998       1997      1996*
                                                              --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 42.91    $ 45.42     $40.75    $ 43.48
                                                              -------    -------     ------    -------
INCOME FROM OPERATIONS
  Net investment income (loss) (a)..........................     (.16)      (.17)      (.13)      (.02)
  Net realized and unrealized gain (loss)...................     9.02        .09      11.05       1.63
                                                              -------    -------     ------    -------
    Total income from operations............................     8.86       (.08)     10.92       1.61
                                                              -------    -------     ------    -------
DISTRIBUTIONS
  From net realized gain....................................    (3.22)     (2.43)     (6.25)     (4.34)
                                                              -------    -------     ------    -------
NET ASSET VALUE, END OF PERIOD..............................  $ 48.55    $ 42.91     $45.42    $ 40.75
                                                              =======    =======     ======    =======
TOTAL RETURN (%)(b).........................................    21.19        .04      27.90       4.04
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    5,411      6,139      3,153        910
  Ratios to average net assets (%)(c):
    Operating expenses, net.................................     1.49       1.58       1.83       1.89
    Net investment income (loss)............................     (.36)      (.39)      (.51)      (.38)
  Portfolio turnover rate (%)...............................   111.98     129.19      97.19     118.13


--------------------------


*   For the period November 4, 1996 (commencement of sale) to December 31, 1996.



(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for periods less than one year are annualized.

SPECIAL GROWTH FUND--CLASS S SHARES


                                                                        YEARS ENDED DECEMBER 31,
                                                          ----------------------------------------------------
                                                            1999       1998       1997       1996       1995
                                                          --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD....................  $  43.34   $  45.72   $  40.79   $  39.17   $  33.47
                                                          --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (loss)(a).......................      (.05)       .01        .08        .12        .18
  Net realized and unrealized gain (loss)...............      9.12        .08      11.18       6.87       9.25
                                                          --------   --------   --------   --------   --------
    Total income from operations........................      9.07        .09      11.26       6.99       9.43
                                                          --------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income............................      (.01)      (.04)      (.08)      (.12)      (.21)
  From net realized gain................................     (3.22)     (2.43)     (6.25)     (5.25)     (3.52)
                                                          --------   --------   --------   --------   --------
    Total distributions.................................     (3.23)     (2.47)     (6.33)     (5.37)     (3.73)
                                                          --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD..........................  $  49.18   $  43.34   $  45.72   $  40.79   $  39.17
                                                          ========   ========   ========   ========   ========
TOTAL RETURN (%)........................................     21.45        .42      28.77      18.65      28.52
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..............   697,211    595,862    572,635    393,048    313,678
  Ratios to average net assets (%):
    Operating expenses..................................      1.24       1.15       1.15       1.19       1.22
    Net investment income (loss)........................      (.10)       .03        .18        .28        .49
  Portfolio turnover rate (%)...........................    111.98     129.19      97.19     118.13      87.56


--------------------------


(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

EQUITY INCOME FUND--CLASS E SHARES


                                                                      YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------
                                                                1999       1998       1997      1996*
                                                              --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 41.45    $ 41.43    $ 40.22    $ 41.86
                                                              -------    -------    -------    -------
INCOME FROM OPERATIONS
  Net investment income (a).................................      .33        .37        .32        .10
  Net realized and unrealized gain (loss)...................     (.44)      4.49      12.20       2.39
                                                              -------    -------    -------    -------
    Total income from operations............................     (.11)      4.86      12.52       2.49
                                                              -------    -------    -------    -------
DISTRIBUTIONS
  From net investment income................................     (.25)      (.51)      (.07)      (.18)
  From net realized gain....................................    (3.89)     (4.33)    (11.24)     (3.95)
                                                              -------    -------    -------    -------
    Total distributions.....................................    (4.14)     (4.84)    (11.31)     (4.13)
                                                              -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD..............................  $ 37.20    $ 41.45    $ 41.43    $ 40.22
                                                              =======    =======    =======    =======
TOTAL RETURN (%)(b).........................................      .04      12.41      32.68       6.23
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    1,061        745        338        122
  Ratios to average net assets (%)(c):
    Operating expenses......................................     1.35       1.42       1.74       1.77
    Net investment income...................................      .80        .90        .77       1.50
  Portfolio turnover rate (%)...............................   137.94     149.63     139.33     106.40


--------------------------


*   For the period November 4, 1996 (commencement of sale) to December 31, 1996.



(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for periods less than one year are annualized.

EQUITY INCOME FUND--CLASS S SHARES


                                                                        YEARS ENDED DECEMBER 31,
                                                          ----------------------------------------------------
                                                            1999       1998       1997       1996       1995
                                                          --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD....................  $  41.26   $  41.08   $  40.22   $  38.43   $  32.21
                                                          --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a).............................       .41        .55        .69        .82        .94
  Net realized and unrealized gain (loss)...............      (.44)      4.49      12.11       7.03      10.08
                                                          --------   --------   --------   --------   --------
    Total income from operations........................      (.03)      5.04      12.80       7.85      11.02
                                                          --------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income............................      (.42)      (.53)      (.70)      (.83)      (.97)
  From net realized gain................................     (3.89)     (4.33)    (11.24)     (5.23)     (3.83)
                                                          --------   --------   --------   --------   --------
    Total distributions.................................     (4.31)     (4.86)    (11.94)     (6.06)     (4.80)
                                                          --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD..........................  $  36.92   $  41.26   $  41.08   $  40.22   $  38.43
                                                          ========   ========   ========   ========   ========
TOTAL RETURN (%)........................................       .25      12.99      33.59      21.45      34.76
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..............   186,983    250,491    226,952    195,132    180,116
  Ratios to average net assets (%):
    Operating expenses..................................      1.11       1.01       1.04       1.07       1.06
    Net investment income...............................      1.03       1.30       1.51       2.03       2.51
  Portfolio turnover rate (%)...........................    137.94     149.63     139.33     106.40      92.40


--------------------------


(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

QUANTITATIVE EQUITY FUND--CLASS E SHARES


                                                                      YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------
                                                                1999       1998       1997      1996*
                                                              --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $42.50     $36.80     $33.05     $33.81
                                                               ------     ------     ------     ------
INCOME FROM OPERATIONS
  Net investment income (a).................................      .13        .12        .14        .05
  Net realized and unrealized gain (loss)...................     8.50       8.54       9.95       1.87
                                                               ------     ------     ------     ------
    Total income from operations............................     8.63       8.66      10.09       1.92
                                                               ------     ------     ------     ------
DISTRIBUTIONS
  From net investment income................................     (.10)      (.16)      (.07)      (.08)
  From net realized gain....................................    (5.84)     (2.80)     (6.27)     (2.60)
                                                               ------     ------     ------     ------
    Total distributions.....................................    (5.94)     (2.96)     (6.34)     (2.68)
                                                               ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD..............................   $45.19     $42.50     $36.80     $33.05
                                                               ======     ======     ======     ======
TOTAL RETURN (%)(b).........................................    21.11      24.34      31.70       5.91
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    7,987      7,479      2,344        322
  Ratios to average net assets (%)(c):
    Operating expenses......................................     1.18       1.31       1.59       1.65
    Net investment income...................................      .28        .30        .33        .81
  Portfolio turnover rate (%)...............................    89.52      77.23      87.67      74.33


--------------------------


*   For the period November 4, 1996 (commencement of sale) to December 31, 1996.



(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for periods less than one year are annualized.

QUANTITATIVE EQUITY FUND--CLASS S SHARES


                                                                       YEARS ENDED DECEMBER 31,
                                                       --------------------------------------------------------
                                                          1999         1998        1997       1996       1995
                                                       ----------   ----------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD.................  $    42.53   $    36.78   $  33.05   $  30.76   $  24.84
                                                       ----------   ----------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a)..........................         .24          .27        .38        .51        .50
  Net realized and unrealized gain (loss)............        8.50         8.55      10.00       6.24       8.72
                                                       ----------   ----------   --------   --------   --------
    Total income from operations.....................        8.74         8.82      10.38       6.75       9.22
                                                       ----------   ----------   --------   --------   --------
DISTRIBUTIONS
  From net investment income.........................        (.24)        (.27)      (.38)      (.51)      (.51)
  From net realized gain.............................       (5.84)       (2.80)     (6.27)     (3.95)     (2.79)
                                                       ----------   ----------   --------   --------   --------
    Total distributions..............................       (6.08)       (3.07)     (6.65)     (4.46)     (3.30)
                                                       ----------   ----------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.......................  $    45.19   $    42.53   $  36.78   $  33.05   $  30.76
                                                       ==========   ==========   ========   ========   ========
TOTAL RETURN (%).....................................       21.37        24.82      32.70      23.08      37.69
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)...........   1,545,021    1,316,051    996,880    663,925    488,948
  Ratios to average net assets (%):
    Operating expenses...............................         .93          .91        .91        .93        .93
    Net investment income............................         .53          .69       1.04       1.59       1.71
  Portfolio turnover rate (%)........................       89.52        77.23      87.67      74.33      78.83


--------------------------


(a) Periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

INTERNATIONAL SECURITIES FUND--CLASS E SHARES


                                                                      YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------
                                                                1999       1998       1997      1996*
                                                              --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 60.68     $54.64     $58.47     $58.56
                                                              -------     ------     ------     ------
INCOME FROM OPERATIONS
  Net investment income (a).................................      .40        .28        .35       (.03)
  Net realized and unrealized gain (loss)...................    17.72       6.53       (.64)      1.68
                                                              -------     ------     ------     ------
    Total income from operations............................    18.12       6.81       (.29)      1.65
                                                              -------     ------     ------     ------
DISTRIBUTIONS
  From net investment income................................     (.27)      (.57)      (.29)      (.43)
  From net realized gain....................................    (3.58)      (.20)     (3.25)     (1.31)
                                                              -------     ------     ------     ------
    Total distributions.....................................    (3.85)      (.77)     (3.54)     (1.74)
                                                              -------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD..............................  $ 74.95     $60.68     $54.64     $58.47
                                                              =======     ======     ======     ======
TOTAL RETURN (%)(b).........................................    30.21      12.53       (.41)      2.86
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    5,552      4,431      1,271        623
  Ratios to average net assets (%)(c):
    Operating expenses......................................     1.55       1.64       1.96       2.00
    Net investment income...................................      .61        .49        .19       (.61)
  Portfolio turnover rate (%)...............................   120.52      68.46      73.54      42.43


--------------------------


*   For the period November 4, 1996 (commencement of sale) to December 31, 1996.



(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for periods less than one year are annualized.

INTERNATIONAL SECURITIES FUND--CLASS S SHARES


                                                                   YEARS ENDED DECEMBER 31,
                                                    ------------------------------------------------------
                                                       1999        1998       1997       1996       1995
                                                    ----------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD..............  $    60.86   $  54.69   $  58.48   $  56.61   $  53.96
                                                    ----------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a).......................         .51        .69        .56        .53        .56
  Net realized and unrealized gain (loss).........       17.82       6.32       (.46)      3.72       4.89
                                                    ----------   --------   --------   --------   --------
    Total income from operations..................       18.33       7.01        .10       4.25       5.45
                                                    ----------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income......................        (.50)      (.64)      (.64)      (.48)     (1.11)
  From net realized gain..........................       (3.58)      (.20)     (3.25)     (1.90)     (1.69)
                                                    ----------   --------   --------   --------   --------
    Total distributions...........................       (4.08)      (.84)     (3.89)     (2.38)     (2.80)
                                                    ----------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD....................  $    75.11   $  60.86   $  54.69   $  58.48   $  56.61
                                                    ==========   ========   ========   ========   ========
TOTAL RETURN (%)..................................       30.52      12.90        .26       7.63      10.20
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)........   1,133,495    940,779    839,767    743,615    623,389
  Ratios to average net assets (%):
    Operating expenses, net.......................        1.30       1.22       1.26       1.30       1.30
    Operating expenses, gross.....................        1.30       1.22       1.26       1.31       1.31
    Net investment income.........................         .79       1.15        .91        .91        .97
  Portfolio turnover rate (%).....................      120.52      68.46      73.54      42.43      42.96


--------------------------


(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

EMERGING MARKETS FUND--CLASS E SHARES


                                                                  YEARS ENDED
                                                                 DECEMBER 31,
                                                              -------------------
                                                                1999      1998*
                                                              --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $ 8.48     $ 7.37
                                                               ------     ------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...........................     (.04)      (.02)
  Net realized and unrealized gain (loss)...................     4.14       1.13
                                                               ------     ------
    Total income from operations............................     4.10       1.11
                                                               ------     ------
DISTRIBUTIONS
  From net investment income................................     (.07)        --
                                                               ------     ------
NET ASSET VALUE, END OF PERIOD..............................   $12.51     $ 8.48
                                                               ======     ======
TOTAL RETURN (%)(b).........................................    48.71      15.06
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    6,314         39
  Ratios to average net assets (%)(c)(d):
    Operating expenses......................................     2.17         --
    Net investment income (loss)............................     (.40)        --
  Portfolio turnover rate (%)...............................    94.85      59.35


--------------------------


*   For the period September 22, 1998 (commencement of sale) to December 31,
    1998.



(a) Average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for periods less than one year are annualized.



(d) The ratios for the period ended December 31, 1998 are not meaningful due to the Class's short period of operation.

EMERGING MARKETS FUND--CLASS S SHARES


                                                                   YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------
                                                       1999       1998       1997       1996       1995
                                                     --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD...............  $   8.48   $  11.79   $  12.35   $  11.16   $  12.25
                                                     --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a)........................       .03        .12        .14        .10        .11
  Net realized and unrealized gain (loss)..........      4.10      (3.35)      (.56)      1.26      (1.12)
                                                     --------   --------   --------   --------   --------
    Total income from operations...................      4.13      (3.23)      (.42)      1.36      (1.01)
                                                     --------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income.......................      (.09)      (.08)      (.14)      (.17)      (.05)
  From net realized gain...........................        --         --         --         --       (.03)
                                                     --------   --------   --------   --------   --------
    Total distributions............................      (.09)      (.08)      (.14)      (.17)      (.08)
                                                     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.....................  $  12.52   $   8.48   $  11.79   $  12.35   $  11.16
                                                     ========   ========   ========   ========   ========
TOTAL RETURN (%)(b)................................     49.03     (27.57)     (3.45)     12.26      (8.21)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).........   430,794    294,349    333,052    271,490    172,673
  Ratios to average net assets (%)(b):
    Operating expenses, net........................      1.91       1.75       1.64       1.71       1.75
    Operating expenses, gross......................      1.91       1.75       1.64       1.72       1.80
    Net investment income..........................       .26       1.20        .87        .77        .88
  Portfolio turnover rate (%)......................     94.85      59.35      50.60      34.62      71.16


--------------------------


(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

REAL ESTATE SECURITIES FUND--CLASS E SHARES


                                                                      YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------
                                                                1999       1998       1997      1996*
                                                              --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $24.27    $ 31.02     $29.18     $26.67
                                                               ------    -------     ------     ------
INCOME FROM OPERATIONS
  Net investment income (a).................................     1.28       1.26       1.14        .24
  Net realized and unrealized gain (loss)...................    (1.24)     (6.12)      3.95       3.85
                                                               ------    -------     ------     ------
    Total income from operations............................      .04      (4.86)      5.09       4.09
                                                               ------    -------     ------     ------
DISTRIBUTIONS
  From net investment income................................    (1.55)     (1.43)     (1.04)      (.32)
  From net realized gain....................................       --       (.46)     (2.21)     (1.26)
                                                               ------    -------     ------     ------
    Total distributions.....................................    (1.55)     (1.89)     (3.25)     (1.58)
                                                               ------    -------     ------     ------
NET ASSET VALUE, END OF PERIOD..............................   $22.76    $ 24.27     $31.02     $29.18
                                                               ======    =======     ======     ======
TOTAL RETURN (%)(b).........................................      .30     (16.25)     18.20      15.75
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    7,134        843        388        101
  Ratios to average net assets (%)(c):
    Operating expenses......................................     1.39       1.47       1.71       1.77
    Net investment income...................................     5.42       4.90       3.94       5.31
  Portfolio turnover rate (%)...............................    42.69      42.58      49.40      51.75


--------------------------


*   For the period November 4, 1996 (commencement of sale) to December 31, 1996.



(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for periods less than one year are not annualized.

REAL ESTATE SECURITIES FUND--CLASS S SHARES


                                                                   YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------
                                                       1999       1998       1997       1996       1995
                                                     --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD...............  $  24.44   $  30.86   $  29.19   $  23.51   $  22.53
                                                     --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a)........................      1.30       1.34       1.36       1.39       1.32
  Net realized and unrealized gain (loss)..........     (1.20)     (6.13)      3.93       6.89       1.03
                                                     --------   --------   --------   --------   --------
    Total income from operations...................       .10      (4.79)      5.29       8.28       2.35
                                                     --------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income.......................     (1.68)     (1.17)     (1.41)     (1.34)     (1.35)
  From net realized gain...........................        --       (.46)     (2.21)     (1.26)      (.02)
                                                     --------   --------   --------   --------   --------
    Total distributions............................     (1.68)     (1.63)     (3.62)     (2.60)     (1.37)
                                                     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.....................  $  22.86   $  24.44   $  30.86   $  29.19   $  23.51
                                                     ========   ========   ========   ========   ========
TOTAL RETURN (%)...................................       .55     (15.94)     18.99      36.81      10.87
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).........   589,300    576,326    615,483    445,619    290,990
  Ratios to average net assets (%):
    Operating expenses.............................      1.14       1.05       1.02       1.04       1.04
    Net investment income..........................      5.41       4.93       4.57       5.64       6.10
  Portfolio turnover rate (%)......................     42.69      42.58      49.40      51.75      23.49


--------------------------


(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

SHORT TERM BOND FUND--CLASS E SHARES



                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 18.51
                                                              -------
INCOME FROM OPERATIONS
  Net investment income (a).................................      .80
  Net realized and unrealized gain (loss)...................     (.34)
                                                              -------
    Total income from operations............................      .46
                                                              -------
DISTRIBUTIONS
  From net investment income................................     (.89)
                                                              -------
NET ASSET VALUE, END OF PERIOD..............................  $ 18.08
                                                              =======
TOTAL RETURN (%)(b).........................................     2.53
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    8,693
  Ratios to average net assets (%)(c):
    Operating expenses......................................      .97
    Net investment income...................................     5.05
  Portfolio turnover rate (%)...............................   177.08


--------------------------


*   For the period February 18, 1999 (commencement of sale) to December 31,
    1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

SHORT TERM BOND FUND--CLASS S SHARES


                                                                   YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------
                                                       1999       1998       1997       1996       1995
                                                     --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD...............  $  18.46   $  18.35   $  18.36   $  18.55   $  17.98
                                                     --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a)........................       .90        .99       1.08       1.04       1.16
  Net realized and unrealized gain (loss)..........      (.36)       .11         --       (.19)       .59
                                                     --------   --------   --------   --------   --------
    Total income from operations...................       .54       1.10       1.08        .85       1.75
                                                     --------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income.......................      (.97)      (.99)     (1.09)     (1.04)     (1.18)
                                                     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.....................  $  18.03   $  18.46   $  18.35   $  18.36   $  18.55
                                                     ========   ========   ========   ========   ========
TOTAL RETURN (%)(b)................................      3.03       6.09       6.02       4.76       9.95
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).........   447,590    260,539    229,470    222,983    183,577
  Ratios to average net assets (%)(b):
    Operating expenses.............................       .74        .66        .66        .70        .58
    Net investment income..........................      5.22       5.37       5.70       5.70       6.41
  Portfolio turnover rate (%)......................    177.08     129.85     213.14     264.40     269.31


--------------------------


(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

DIVERSIFIED BOND FUND--CLASS E SHARES


                                                                      YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------
                                                                1999       1998       1997      1996*
                                                              --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 23.92    $ 24.06    $ 22.98    $ 23.16
                                                              -------    -------    -------    -------
INCOME FROM OPERATIONS
  Net investment income (a).................................     1.30       1.32       1.22        .25
  Net realized and unrealized gain (loss)...................    (1.65)       .45        .66       (.09)
                                                              -------    -------    -------    -------
    Total income from operations............................     (.35)      1.77       1.88        .16
                                                              -------    -------    -------    -------
DISTRIBUTIONS
  From net investment income................................    (1.21)     (1.56)      (.72)      (.34)
  From net realized gain....................................     (.13)      (.35)      (.08)        --
                                                              -------    -------    -------    -------
    Total distributions.....................................    (1.34)     (1.91)      (.80)      (.34)
                                                              -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD..............................  $ 22.23    $ 23.92    $ 24.06    $ 22.98
                                                              =======    =======    =======    =======
TOTAL RETURN (%)(b).........................................    (1.51)      7.63       8.35        .67
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    3,639      4,703      2,469        962
  Ratios to average net assets (%)(c):
    Operating expenses......................................      .87        .98       1.29       1.31
    Net investment income...................................     5.49       5.42       5.64       5.75
  Portfolio turnover rate (%)...............................   152.23     216.88     172.43     138.98


--------------------------


*   For the period November 4, 1996 (commencement of sale) to December 31, 1996.



(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for periods less than one year are annualized.

DIVERSIFIED BOND FUND--CLASS S SHARES


                                                                   YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------
                                                       1999       1998       1997       1996       1995
                                                     --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD...............  $  23.53   $  23.43   $  22.97   $  23.69   $  21.53
                                                     --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a)........................      1.31       1.38       1.45       1.47       1.54
  Net realized and unrealized gain (loss)..........     (1.60)       .47        .56       (.71)      2.18
                                                     --------   --------   --------   --------   --------
    Total income from operations...................      (.29)      1.85       2.01        .76       3.72
                                                     --------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income.......................     (1.32)     (1.40)     (1.47)     (1.48)     (1.56)
  From net realized gain...........................      (.13)      (.35)      (.08)        --         --
  Tax return of capital............................      (.02)        --         --         --         --
                                                     --------   --------   --------   --------   --------
    Total distributions............................     (1.47)     (1.75)     (1.55)     (1.48)     (1.56)
                                                     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.....................  $  21.77   $  23.53   $  23.43   $  22.97   $  23.69
                                                     ========   ========   ========   ========   ========
TOTAL RETURN (%)(b)................................     (1.26)      8.09       9.09       3.43      17.76
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).........   765,674    808,761    687,331    554,804    513,808
  Ratios to average net assets (%)(b):
    Operating expenses.............................       .61        .57        .60        .61        .59
    Net investment income..........................      5.78       5.83       6.35       6.46       6.69
  Portfolio turnover rate (%)......................    152.23     216.88     172.43     138.98     135.85


--------------------------


(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For the periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

MULTISTRATEGY BOND FUND--CLASS E SHARES


                                                                  YEARS ENDED
                                                                 DECEMBER 31,
                                                              -------------------
                                                                1999      1998*
                                                              --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 10.10    $ 10.30
                                                              -------    -------
INCOME FROM OPERATIONS
  Net investment income (a).................................      .56        .16
  Net realized and unrealized gain (loss)...................     (.66)       .07
                                                              -------    -------
    Total income from operations............................     (.10)       .23
                                                              -------    -------
DISTRIBUTIONS
  From net investment income................................     (.52)      (.20)
  From net realized gain....................................     (.01)      (.23)
                                                              -------    -------
    Total distributions.....................................     (.53)      (.43)
                                                              -------    -------
NET ASSET VALUE, END OF PERIOD..............................  $  9.47    $ 10.10
                                                              =======    =======
TOTAL RETURN (%)(b).........................................    (1.08)      1.89
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    3,248      2,610
  Ratios to average net assets (%)(c):
    Operating expenses, net.................................     1.05         --
    Operating expenses, gross...............................     1.11         --
    Net investment income...................................     5.54         --
  Portfolio turnover rate (%)...............................   134.11     334.86


--------------------------


*   For the period September 11, 1998 (commencement of sale) to December 31,
    1998.



(a) Average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for the period ended December 31, 1998 are not meaningful due to the Class's short period of operation.

MULTISTRATEGY BOND FUND--CLASS S SHARES


                                                                   YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------
                                                       1999       1998       1997       1996       1995
                                                     --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD...............  $  10.11   $  10.26   $  10.11   $  10.25   $   9.29
                                                     --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a)........................       .57        .60        .60        .61        .65
  Net realized and unrealized gain (loss)..........      (.65)       .08        .33       (.12)       .97
                                                     --------   --------   --------   --------   --------
    Total income from operations...................      (.08)       .68        .93        .49       1.62
                                                     --------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income.......................      (.56)      (.60)      (.61)      (.62)      (.66)
  From net realized gain...........................      (.01)      (.23)      (.17)      (.01)        --
                                                     --------   --------   --------   --------   --------
    Total distributions............................      (.57)      (.83)      (.78)      (.63)      (.66)
                                                     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.....................  $   9.46   $  10.11   $  10.26   $  10.11   $  10.25
                                                     ========   ========   ========   ========   ========
TOTAL RETURN (%)...................................      (.81)      6.79       9.50       4.97      17.92
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).........   556,703    547,747    437,312    305,428    218,765
  Ratios to average net assets (%):
    Operating expenses, net........................       .80        .80        .80        .81        .85
    Operating expenses, gross......................       .86        .81        .83        .88        .89
    Net investment income..........................      5.79       5.76       5.93       6.19       6.61
  Portfolio turnover rate (%)......................    134.11     334.86     263.75     145.38     142.26


--------------------------


(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

TAX-MANAGED LARGE CAP FUND--CLASS S SHARES


                                                                       YEARS ENDED DECEMBER 31
                                                              -----------------------------------------
                                                                1999       1998       1997      1996*
                                                              --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $  18.26   $  13.90   $  10.61   $ 10.00
                                                              --------   --------   --------   -------
INCOME FROM OPERATIONS
  Net investment income (a).................................       .14        .10        .08       .03
  Net realized and unrealized gain (loss)...................      2.88       4.35       3.28       .61
                                                              --------   --------   --------   -------
    Total income from operations............................      3.02       4.45       3.36       .64
                                                              --------   --------   --------   -------
DISTRIBUTIONS
  From net investment income................................      (.11)      (.08)      (.07)     (.03)
  From net realized gain....................................        --       (.01)        --        --
                                                              --------   --------   --------   -------
    Total distributions.....................................      (.11)      (.09)      (.07)     (.03)
                                                              --------   --------   --------   -------
NET ASSET VALUE, END OF PERIOD..............................  $  21.17   $  18.26   $  13.90   $ 10.61
                                                              ========   ========   ========   =======
TOTAL RETURN (%)(b).........................................     16.57      32.08      31.73      6.10
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................   566,001    305,452    109,735    19,931
  Ratios to average net assets (%)(c):
    Operating expenses, net.................................       .85        .99       1.00      1.00
    Operating expenses, gross...............................       .85        .99       1.08      2.83
    Net investment income...................................       .71        .61        .92      1.62
  Portfolio turnover rate (%)...............................     48.35      50.59      39.23      8.86


--------------------------


* For the period October 7, 1996 (commencement of operations) to December 31, 1996.



(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for periods less than one year are annualized.

TAX-MANAGED SMALL CAP FUND--CLASS S SHARES



                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 10.00
                                                              -------
INCOME FROM OPERATIONS
  Net investment income (a).................................      .01
  Net realized and unrealized gain (loss)...................      .72
                                                              -------
    Total income from operations............................      .73
                                                              -------
NET ASSET VALUE, END OF PERIOD..............................  $ 10.73
                                                              =======
TOTAL RETURN (%)(b).........................................     7.30
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................   29,053
  Ratios to average net assets (%)(c):
    Operating expenses, net.................................     1.25
    Operating expenses, gross...............................     7.95
    Net investment income...................................     1.92
  Portfolio turnover rate (%)...............................     3.33


--------------------------


*   For the period December 1, 1999 (commencement of sale) to December 31, 1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

TAX EXEMPT BOND FUND--CLASS E SHARES



                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 21.19
                                                              -------
INCOME FROM OPERATIONS
  Net investment income (a).................................      .50
  Net realized and unrealized gain (loss)...................     (.71)
                                                              -------
    Total income from operations............................     (.21)
                                                              -------
DISTRIBUTIONS
  From net investment income................................     (.51)
                                                              -------
NET ASSET VALUE, END OF PERIOD..............................  $ 20.47
                                                              =======
TOTAL RETURN (%)(b).........................................     (.99)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................    2,854
  Ratios to average net assets (%)(c):
    Operating expenses......................................      .82
    Net investment income...................................     3.76
  Portfolio turnover rate (%)...............................   119.34


--------------------------


*   For the period May 14, 1999 (commencement of sale) to December 31, 1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

TAX EXEMPT BOND FUND--CLASS S SHARES



                                                                           YEARS ENDED DECEMBER 31,
                                                             ----------------------------------------------------
                                                               1999       1998       1997       1996       1995
                                                             --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD.......................  $  21.39   $  21.19   $ 21.02    $ 21.24    $ 20.48
                                                             --------   --------   -------    -------    -------
INCOME FROM OPERATIONS
  Net investment income (a)................................       .84        .81       .84        .85        .81
  Net realized and unrealized gain (loss)..................      (.95)       .19       .18       (.21)       .77
                                                             --------   --------   -------    -------    -------
    Total income from operations...........................      (.11)      1.00      1.02        .64       1.58
                                                             --------   --------   -------    -------    -------
DISTRIBUTIONS
  From net investment income...............................      (.86)      (.80)     (.85)      (.86)      (.82)
                                                             --------   --------   -------    -------    -------
NET ASSET VALUE, END OF PERIOD.............................  $  20.42   $  21.39   $ 21.19    $ 21.02    $ 21.24
                                                             ========   ========   =======    =======    =======
TOTAL RETURN (%)(b)........................................      (.52)      4.82      4.92       3.07       7.81
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).................   123,960    128,959    83,076     66,344     63,838
  Ratios to average net assets (%)(b):
    Operating expenses.....................................       .57        .72       .71        .75        .74
    Net investment income..................................      3.99       3.80      3.99       4.02       3.91
  Portfolio turnover rate (%)..............................    119.34      74.42     40.79      74.34      73.91


--------------------------


(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

                           MONEY MANAGER INFORMATION


    The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Funds in FRIC, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly owned subsidiary, Frank Russell Trust Company.



                            DIVERSIFIED EQUITY FUND


    ALLIANCE CAPITAL MANAGEMENT L.P., US Bank Place, 601 2nd Ave. South, Suite
       5000, Minneapolis, MN 55402-4322.


    BARCLAYS GLOBAL FUND ADVISORS, 45 Fremont Street, 17th Floor, San Francisco,
       CA 94105.



    EQUINOX CAPITAL MANAGEMENT, LLC, 590 Madison Avenue, 41st Floor, New York,
       NY 10022.



    JACOBS LEVY EQUITY MANAGEMENT, INC., 280 Corporate Center, 3 ADP Boulevard,
       Roseland, NJ 07068.



    MARSICO CAPITAL MANAGEMENT, LLC, 1200 17th Street, Suite 1300, Denver, CO
       80202.


    PEACHTREE ASSET MANAGEMENT, One Peachtree Center, Suite 4500, 303 Peachtree
       Street N.E., Atlanta, GA 30308.


    SANFORD C. BERNSTEIN & CO., INC., 767 Fifth Avenue, 21st Floor, New York, NY
       10153-0185.



    STRONG CAPITAL MANAGEMENT, INC., 100 Heritage Reserve, Menomonee Falls, WI
       53051.


    SUFFOLK CAPITAL MANAGEMENT, INC., 1633 Broadway, 40th Floor, New York, NY
       10019.


    TURNER INVESTMENT PARTNERS, INC., 1235 Westlakes Drive, Suite 350, Berwyn,
       PA 19312.



    WESTPEAK INVESTMENT ADVISORS, L.P., 1011 Walnut Street, Suite 400, Boulder,
       CO 80302.



                              SPECIAL GROWTH FUND



    CAPITALWORKS INVESTMENT PARTNERS, LLC, 401 West "A" Street, Suite 1675, San
       Diego, CA 92101.


    DELPHI MANAGEMENT, INC., 50 Rowes Wharf, Suite 440, Boston, MA 02110.


    FIDUCIARY TRUST COMPANY INTERNATIONAL, INC., 2 World Trade Center, New York,
       NY 10048.


    GLOBEFLEX CAPITAL, L.P., 4365 Executive Drive, Suite 720, San Diego, CA
       92121.


    JACOBS LEVY EQUITY MANAGEMENT, INC., See: Diversified Equity Fund.



    SIRACH CAPITAL MANAGEMENT, INC., One Union Square, Suite 3323, 600
       University Street, Seattle, WA 98101.



    WESTPEAK INVESTMENT ADVISORS, L.P., See: Diversified Equity Fund.

                               EQUITY INCOME FUND



    BARCLAYS GLOBAL FUND ADVISORS, See: Diversified Equity Fund.



    EQUINOX CAPITAL MANAGEMENT, INC., See: Diversified Equity Fund.



    WESTPEAK INVESTMENT ADVISORS, L.P., See: Diversified Equity Fund.



                            QUANTITATIVE EQUITY FUND



    BARCLAYS GLOBAL FUND ADVISORS, See: Diversified Equity Fund.


    FRANKLIN PORTFOLIO ASSOCIATES LLC, Two International Place, 22nd Floor,
       Boston, MA 02110-4104.


    JACOBS LEVY EQUITY MANAGEMENT, INC., See: Diversified Equity Fund.


    J.P. MORGAN INVESTMENT MANAGEMENT, INC., 522 Fifth Ave., 6th Floor, New
       York, NY 10036.


                         INTERNATIONAL SECURITIES FUND



    DELAWARE INTERNATIONAL ADVISERS LTD., 80 Cheapside, 3rd Floor, London
       EC2V6EE England.


    FIDELITY MANAGEMENT TRUST COMPANY, 82 Devonshire Street, Boston, MA 02109.

    J.P. MORGAN INVESTMENT MANAGEMENT, INC., See: Quantitative Equity Fund.

    MASTHOLM ASSET MANAGEMENT, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue,
       WA 98004.


    MONTGOMERY ASSET MANAGEMENT, LLC, 101 California Street, 35th Floor, San
       Francisco, CA 94111.



    OECHSLE INTERNATIONAL ADVISORS, LLC, One International Place, 23rd Floor,
       Boston, MA 02110.


    SANFORD C. BERNSTEIN & CO., INC., See: Diversified Equity Fund.

    THE BOSTON COMPANY ASSET MANAGEMENT, INC., One Boston Place, 14th Floor,
       Boston, MA 02108-4402.


                             EMERGING MARKETS FUND


    FOREIGN & COLONIAL EMERGING MARKETS LIMITED, Exchange House, Primrose
       Street, London, England EC2A 2NY.


    GENESIS ASSET MANAGERS LIMITED, 21 Knightsbridge, London SW1X 7LY England.



    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, 600 W. Broadway, 29th Floor, San
       Diego, CA 92101.


    SANFORD C. BERNSTEIN & CO., See: Diversified Equity Fund.


    SCHRODERS INVESTMENT MANAGEMENT NORTH AMERICA LIMITED, 31 Greshman Street,
       London EC2V 7QA England.



                          REAL ESTATE SECURITIES FUND



    AEW CAPITAL MANAGEMENT, L.P., 225 Franklin Street, Boston, MA 02110-2803.



    COHEN & STEERS CAPITAL MANAGEMENT, 757 Third Avenue, New York, NY 10017.



    SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP INCORPORATED, 11 South
       LaSalle Street, 2nd Floor, Chicago, IL 60603.

                              SHORT TERM BOND FUND



    BLACKROCK FINANCIAL MANAGEMENT, INC., 345 Park Ave., 29th Floor, New York,
       NY 10154.


    STANDISH, AYER & WOOD, INC., One Financial Center, Boston, MA 02111.


    STW FIXED INCOME MANAGEMENT LTD., 200 East Carrillo Street, Suite 100, Santa
       Barbara, CA 93101-2143.



                             DIVERSIFIED BOND FUND


    LINCOLN CAPITAL MANAGEMENT COMPANY, See: Diversified Equity Fund.


    PACIFIC INVESTMENT MANAGEMENT COMPANY, 840 Newport Center Drive, Suite 360,
       P.O. Box 6430, Newport Beach, CA 92658-6430.


    STANDISH, AYER & WOOD, INC., See: Short Term Bond Fund.


                            MULTISTRATEGY BOND FUND



    LAZARD ASSET MANAGEMENT, 30 Rockefeller Plaza, New York, NY 10112-6300.



    MILLER, ANDERSON & SHERRERD, LLP, One Tower Bridge, W. Conshohocken, PA
       19428.


    PACIFIC INVESTMENT MANAGEMENT COMPANY, See: Diversified Bond Fund.

    STANDISH, AYER & WOOD, INC., See: Short Term Bond Fund.


                              TAX EXEMPT BOND FUND



    MFS INSTITUTIONAL ADVISORS, INC., 500 Boylston Street, Boston, MA 02116.



    STANDISH, AYER & WOOD, INC., See: Short Term Bond Fund.



                           TAX-MANAGED LARGE CAP FUND



    J.P. MORGAN INVESTMENT MANAGEMENT INC., 522 Fifth Ave., 6th Floor,
       New York, NY 10036.



                           TAX-MANAGED SMALL CAP FUND



    GEEWAX, TERKER & COMPANY, 99 Starr Street, Phoenixville, PA 19460.



    WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL FUND SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
       Frank Russell Investment Company
       909 A Street
       Tacoma, WA  98402
       Telephone: 1-800-787-7354
       Fax: 253-591-3495
       Website: russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330. You can obtain copies of this information upon paying a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Reports and other information about the Funds are also available on the Commission's Internet website at sec.gov.

FRANK RUSSELL INVESTMENT COMPANY
Class E and S Shares:
  Diversified Equity Fund
  Special Growth Fund
  Equity Income Fund
  Quantitative Equity Fund
  International Securities Fund
  Emerging Markets Fund
  Real Estate Securities Fund
  Short Term Bond Fund
  Diversified Bond Fund
  Multistrategy Bond Fund
  Tax Exempt Bond Fund
Class S Shares:
  Tax-Managed Large Cap Fund
  Tax-Managed Small Cap Fund

[RUSSELL LOGO]                   Distributor: Russell Fund Distributors, Inc.
                                 SEC File No. 811-3153
                                 36-08-060 (05/00)

TAX-MANAGED GLOBAL EQUITY FUND


                                 FRANK RUSSELL INVESTMENT COMPANY

TAX-MANAGED
GLOBAL EQUITY FUND

PROSPECTUS
CLASS C SHARES

MAY 1, 2000




909 A STREET, TACOMA, WA  98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

[RUSSELL LOGO]

                               TABLE OF CONTENTS


Risk/Return Summary
  Investment Objective......................................      3
  Principal Investment Strategies...........................      3
  Principal Risks...........................................      5
  Performance...............................................      5
  Fees and Expenses.........................................      6
The Purpose of the Fund--Multi-Style, Multi-Manager
  Diversification...........................................      8
Management of the Underlying Funds and the Global Equity
  Fund......................................................     11
The Money Managers for the Underlying Funds.................     13
Investment Objective and Principal Investment Strategies of
  the Underlying Funds......................................     14
Principal Risks.............................................     24
Dividends and Distributions.................................     27
Taxes.......................................................     28
How Net Asset Value Is Determined...........................     29
Distribution and Shareholder Servicing Arrangements.........     29
How to Purchase Shares......................................     30
Exchange Privilege..........................................     31
How to Redeem Shares........................................     32
Payment of Redemption Proceeds..............................     33
Written Instructions........................................     34
Account Policies............................................     35
Money Manager Information...................................     36

                 (This page has been left blank intentionally.)

                              RISK/RETURN SUMMARY

                              INVESTMENT OBJECTIVE

    The Tax-Managed Global Equity Fund seeks to achieve high, long-term capital appreciation on an after-tax basis, while recognizing the possibility of high fluctuations in year-to-year market values.

                        PRINCIPAL INVESTMENT STRATEGIES


    The Frank Russell Investment Company (FRIC) Tax-Managed Global Equity Fund (referred to as the Global Equity Fund or the Fund) is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC Funds (Underlying Funds). The Global Equity Fund seeks to achieve its investment objective by investing in different combinations of the Underlying Funds using a tax-efficient strategy.


    The Global Equity Fund seeks to achieve its investment objectives while minimizing shareholder tax consequences arising from its portfolio management activities. In its attention to tax consequences of portfolio management, the Global Equity Fund differs from most other fund-of-funds, which are managed to maximize pre-tax return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

    The Global Equity Fund intends to minimize its taxable distributions to shareholders in three ways:


    First, the Global Equity Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys shares of Underlying Funds with the intention of holding them long enough to qualify for capital gain tax treatment.


    Second, the Global Equity Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated Underlying Fund, it seeks to minimize the resulting capital gains by first selling the shares for which it paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated Underlying Funds.

    Third, the Global Equity Fund allocates a portion of its assets to Underlying Funds that employ tax-efficient strategies.


    When the Global Equity Fund's shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Global Equity Fund believes that multiple purchases and redemptions of Fund shares by individual shareholders could adversely affect its strategy of tax-efficiency and could reduce its ability to contain costs. The Global Equity Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Global Equity Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is, in the opinion of the Fund, inconsistent with the Fund's strategy.


    The Global Equity Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which the Fund invests are shown in the table below. The Global

Equity Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.


                                                                TAX-MANAGED
                      UNDERLYING FUND                        GLOBAL EQUITY FUND
                      ---------------                        ------------------
Tax-Managed Large Cap Fund (formerly Equity T Fund)                  50%
International Securities Fund                                        20%
Tax-Managed Small Cap Fund                                           15%
Quantitative Equity Fund                                             10%
Emerging Markets Fund                                                 5%



    The Global Equity Fund intends to be fully invested at all times. Although the Fund, like all other mutual funds, maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.


    The Global Equity Fund can change the allocation of its assets among Underlying Funds at any time, if its investment adviser, Frank Russell Investment Management Company (FRIMCo) believes that doing so would better enable the Global Equity Fund to pursue its investment objective. From time to time, the Global Equity Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Global Equity Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Global Equity Fund's investment objective. However, the Global Equity Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.

DIVERSIFICATION

    The Global Equity Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Global Equity Fund invests is a diversified investment company.

                                PRINCIPAL RISKS

    You should consider the following factors before investing in the Global Equity Fund:

    - An investment in the Global Equity Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money.

    - Since the assets of the Global Equity Fund are invested primarily in shares of the Underlying Funds, the investment performance of the Global Equity Fund is directly related to the investment performance of the Underlying Funds in which it invests.

    - The policy of the Global Equity Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, the Fund may have less flexibility to invest than a mutual fund without such constraints.


    - The Global Equity Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks."


    - An investment in the Global Equity Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    - The officers, Trustees and FRIMCo presently serve as officers, Trustees and investment manager of the Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Global Equity Fund and to the Underlying Funds.

    - The Global Equity Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 40l(k) plans.

    - If large shareholder redemptions occur unexpectedly, the Global Equity Fund could be required to sell shares of appreciated Underlying Funds resulting in realization of net capital gains. This could temporarily reduce the Global Equity Fund's tax efficiency. Also, as the Global Equity Fund matures, it may hold shares of Underlying Funds that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                                  PERFORMANCE


    Because the Global Equity Fund had not been in operation for a full calendar year when this Prospectus was printed, no performance history is included. Performance history will be available for the Global Equity Fund after it has been in operation for one calendar year.

                               FEES AND EXPENSES


    The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Global Equity Fund.


                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                          MAXIMUM SALES
                                          MAXIMUM SALES   CHARGE (LOAD)
                                          CHARGE (LOAD)    IMPOSED ON        MAXIMUM
                                           IMPOSED ON      REINVESTED     DEFERRED SALES   REDEMPTION   EXCHANGE
                                            PURCHASES       DIVIDENDS     CHARGE (LOAD)       FEES        FEES
                                            ---------       ---------     -------------       ----        ----
Class C.................................       None           None             None           None        None



                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)



                                                           OTHER EXPENSES
                                                            (REFLECTING     TOTAL GROSS                      TOTAL NET
                                                            SHAREHOLDER     ANNUAL FUND   EXPENSE WAIVERS   ANNUAL FUND
                                ADVISORY   DISTRIBUTION      SERVICING       OPERATING          AND          OPERATING
                                  FEE      (12B-1) FEES*      FEES)**        EXPENSES#    REIMBURSEMENTS+    EXPENSES
                                  ---      -------------      -------        ---------    ---------------    --------
Class C Shares................    0.20%        0.75%            0.25%          1.20%           (0.20)%         1.00%


------------------------


* Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on shares of the Global Equity Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on all Class C Shares of the Global Equity Fund as a group rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.



** The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables. For purposes of this table, "Other Expenses" for Class C reflects a shareholder services fee of up to 0.25% of average daily net assets. Annual operating expenses are estimated, based on average net assets expected to be invested during the Fund's first twelve months of operation. During the course of this period, expenses may be more or less than the amount shown.



# If you purchase any class of Shares of the Global Equity Fund through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary which, in turn, may pay fees to FRIMCo for services FRIMCo provides to the Financial Intermediary. You should contact your financial intermediary for information concerning what additional fees, if any, will be charged.



+ FRIMCo has contractually agreed to waive, at least through February 28, 2001, its 0.20% advisory fee. Certain operating expenses of the Global Equity Fund will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.

DIRECT EXPENSES



    The Global Equity Fund does not bear any direct operating expenses. Those operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. They do not include expenses attributable to advisory fees (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses, which will be borne by the Global Equity Fund or its appropriate classes of shares.



    The Global Equity Fund's direct operating expenses are borne either by the Underlying Funds in which the Global Equity Fund invests or by FRIMCo. This arrangement is governed by Special Servicing Agreements among each of the affected Funds and FRIMCo. Those agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees.



INDIRECT EXPENSES



    Shareholders in the Global Equity Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Global Equity Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Global Equity Fund may invest (based on information as of December 31, 1999).



                                                              TOTAL NET OPERATING
UNDERLYING FUND (CLASS S SHARES)                                EXPENSE RATIOS
--------------------------------                                --------------
Quantitative Equity Fund....................................          0.93%
International Securities Fund...............................          1.30%
Emerging Markets Fund.......................................          1.91%
Tax-Managed Large Cap Fund (formerly Equity T Fund).........          0.85%
Tax-Managed Small Cap Fund*.................................          1.25%


------------------------

* Estimated based on average net assets expected to be invested during the first twelve months of operations.


    Based on these expense ratios, the Global Equity Fund expects its total direct and indirect operating expense ratios (calculated as a percentage of average net assets) to be as follows:



                                                              CLASS C
                                                              -------
Global Equity Fund..........................................    2.06%



    The Global Equity Fund's total expense ratio is based on its estimated total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it plans to invest. These total expense ratios may be higher or lower depending on the allocation of the Global Equity Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Global Equity Fund.

EXAMPLE

    THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE GLOBAL EQUITY FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.


    The example assumes that you invest $10,000 in the Global Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year, and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same.


    Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                               1 YEAR    3 YEARS
                                                              --------   --------
Class C.....................................................    $209       $687


      THE PURPOSE OF THE FUND--MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

    The Global Equity Fund is offered through certain bank trust departments, registered investment advisers, broker-dealers and other financial services organizations that have been selected by the Global Equity Fund's adviser or distributor (Financial Intermediaries). The Global Equity Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use FRIMCo's and Frank Russell Company's (Russell) "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

    Three functions form the core of Russell's consulting services:

    - OBJECTIVE SETTING: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

    - ASSET ALLOCATION: Allocating a client's assets among different asset classes--such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate--in a way most likely to achieve the client's objectives and desired returns.

    - MONEY MANAGER RESEARCH: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

    When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns.

    The Global Equity Fund believes investors should seek to hold fully diversified portfolios that reflect both their own individual investment time horizons and their ability to accept risk. The Global Equity Fund believes that for many, this can be accomplished through strategically purchasing shares in one or more of the Underlying Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

    Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

    Studies have shown that no one investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

    The Global Equity Fund believes, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. A number of the Underlying Funds in which the Global Equity Fund invests combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

    By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

    The Global Equity Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since the Global Equity Fund invests in shares of several Underlying Funds. The Global Equity Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

    The diversification afforded by the allocation of the Global Equity Fund's investment in the Underlying Funds is illustrated in the following chart:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

International Securities        20%
Emerging Markets                 5%
Quantitative Equity             10%
Tax-Managed Small Cap Fund      15%
Tax-Managed Large Cap Fund      50%
Tax-Managed Global Equity Fund


    The Global Equity Fund conducts its business through a number of service providers, who act on behalf of the Fund. FRIMCo, the Fund's administrator and investment adviser, performs the Fund's day to day corporate management and oversees the Fund's money managers. The Fund's money managers make all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Underlying Funds' custodian, State Street Bank, maintains custody of all of the Underlying Funds' assets. FRIMCo, in its capacity as the Fund's transfer agent, is responsible for maintaining the Fund's shareholder records and carrying out shareholder transactions. When the Fund acts in one of these areas, it does so through the service provider responsible for that area.

                       MANAGEMENT OF THE UNDERLYING FUNDS
                           AND THE GLOBAL EQUITY FUND


    The investment adviser of the Global Equity Fund and each of the Underlying Funds is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and manages over $17 billion in more than 30 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.



    Russell, which acts as consultant to the Global Equity Fund and each of the Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides the Global Equity Fund, the Underlying Funds, and FRIMCo with the asset management consulting services that it provides to its other consulting clients. Neither the Global Equity Fund nor the Underlying Funds compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.


    Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance corporation headquartered in Milwaukee, Wisconsin. It leads the US in both individual life insurance sold annually and individual life insurance in force.

    FRIMCo recommends money managers to the Underlying Funds, allocates Underlying Fund assets among them, oversees them, and evaluates their results. FRIMCo also oversees the management of the Underlying Funds' liquidity reserves. The Underlying Funds' money managers select the individual portfolio securities for the assets in the Underlying Funds assigned to them.


    James A. Jornlin is responsible for the day to day decisions regarding the investment and reinvestment of the Global Equity Fund within its target asset allocation strategy percentages. Mr. Jornlin has managed the Global Equity Fund since its inception. He also oversees certain Underlying Funds as described below.


    FRIMCo's officers and employees who oversee the money managers of the Underlying Funds are:


    - Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.



    - Jean Carter, who has been Director of Global Equities since January 2000. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.



    - Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates. Ms. Duncan has, jointly with Mr. Jornlin, primary responsibility for management of the International and International Securities Funds.



    - James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

    - James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo. From 1991 to 1995, Mr. Jornlin was a Senior Research Analyst with Russell. Mr. Jornlin has primary responsibility for management of the Tax-Managed Global Equity, Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds, has, jointly with Mr. Ogard, primary responsibility for the management of the Real Estate Securities Fund, has, jointly with Ms. Duncan, primary responsibility for the management of the International and International Securities Funds and has, jointly with Mr. Parish, primary responsibility for the management of Emerging Markets Fund.



    - Eric W. Ogard, who has been a Portfolio Manager of FRIMCo since
      March 2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000. Mr. Ogard has, jointly with Mr. Trittin and Mr. Tipple, primary responsibility for the management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds and has, jointly with Mr. Jornlin, primary responsibility for the management of the Real Estate Securities Fund.



    - Symon Parish who has been an Associate Portfolio Manager of Frank Russell Company Limited, an affiliate of FRIMCo, since 1996. From 1994 to 1996, Mr. Parish was a client service executive in Russell's Auckland office. Mr. Parish has, jointly with Mr. Jornlin, primary responsibility for the Emerging Markets Fund.



    - Brian C. Tipple, who has been a Portfolio Manager of FRIMCo since July 1999. From 1991 to 1999, Mr. Tipple was a Client Executive with Frank Russell Trust Company. Mr. Tipple has, jointly with Mr. Ogard and Mr. Trittin, primary responsibility for the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.



    - Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research Department with Russell. Mr. Trittin has, jointly with Mr. Ogard and Mr. Tipple, primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.



    For its investment advisory and administrative services, FRIMCo receives an aggregate fee from the Global Equity Fund at the annual rate of 0.25% of the average daily net assets of the Fund, payable to FRIMCo monthly on a pro rata basis. Of this aggregate amount, 0.20% is attributable to advisory services and 0.05% is attributable to administrative services. FRIMCo has contractually agreed to waive its 0.20% advisory fee to which it is entitled from the Global Equity Fund.



    In addition to the advisory fee payable by the Global Equity Fund, the Fund will bear indirectly a proportionate share of operating expenses that include the advisory fees paid by the Underlying Funds in which it invests. While a shareholder of the Global Equity Fund will also bear a proportionate part of advisory fees paid by an Underlying Fund, each of the advisory fees paid is based upon the services received by the Global Equity Fund. From the advisory fee that it receives from each Underlying Fund,

FRIMCo pays the Underlying Fund's money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses. The annual rate of the advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of the average daily net assets of each Underlying Fund:
Quantitative Equity Fund 0.78%, International Securities Fund 0.95%, Emerging Markets Fund 1.20%, Tax-Managed Large Cap Fund 0.75% and Tax-Managed Small Cap Fund 1.03%. Of this aggregate amount, 0.05% is attributable to administrative services.


                  THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

    Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to approval by the Underlying Fund's Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Underlying Funds select money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in any Underlying Fund's selection or termination of a money manager.

    Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within the Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo, nor Russell evaluate the investment merits of the money managers' individual security selections.

    J.P. Morgan Investment Management, Inc. ("Morgan") manages the Tax-Managed Large Cap Fund. Robin Chance is the individual responsible for the management of the Fund. Ms. Chance, Vice President and member of the Structured Equity Group, has responsibility for tax aware structured equity strategies. Ms. Chance joined Morgan in 1987. Ms. Chance is a CFA and a graduate of the University of Pennsylvania's Management and Technology Program, also earning an MBA from New York University's Stern School of Business.

    Geewax, Terker & Company manages the Tax-Managed Small Cap Fund. John Julius Geewax is the portfolio manager responsible for the management of the Fund. Mr. Geewax is a graduate of the University of Pennsylvania and has earned a J.D. from the University of Pennsylvania as well as an MBA and a PhD from the Wharton School of the University of Pennsylvania. Mr. Geewax co-founded the firm in 1982. He is currently a general partner and portfolio manager responsible for research and development and trading oversight for all of the firm's investment services.


            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
                            OF THE UNDERLYING FUNDS



    The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Statement of Additional Information as well as in the Prospectuses of the Underlying Funds. Because the Global Equity Fund invests in the Underlying Funds, investors of the Global Equity Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets the Global Equity Fund allocates to the Underlying Fund pursuing such policies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).


QUANTITATIVE EQUITY FUND
-----------------------------


INVESTMENT           To provide a total return greater than the total return of
OBJECTIVE            the US stock market (as measured by the Russell
                     1000-Registered Trademark- Index over a market cycle of four to six years) while maintaining volatility and
                     diversification similar to the Index.

PRINCIPAL            The Quantitative Equity Fund invests primarily in common
INVESTMENT           stocks of medium and large capitalization companies which
STRATEGIES           are predominately US based. The Fund generally pursues a
                     market-oriented style of security selection, which
                     incorporates both a growth style and a value style, based on quantitative investment models which are mathematical
                     formulas based on statistical analyses. This style
                     emphasizes investments in companies that appear to be
                     undervalued relative to their growth prospects.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000 Index. Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000 Index. Each money manager performs this process independently from each other money manager.

                     The Russell 1000 Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at December 31, 1999 had a capitalization of approximately $1.1 billion.

                     The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL SECURITIES FUND
-----------------------------------


INVESTMENT           To provide favorable total return and additional
OBJECTIVE            diversification for US investors.

PRINCIPAL            The International Securities Fund invests primarily in
INVESTMENT           equity securities issued by companies domiciled outside the
STRATEGIES           US and in depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly
                     Europe and the Far East) to maintain a high degree of
                     diversification among countries and currencies. Because
                     international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their
                     investment portfolio's overall volatility by combining an
                     investment in this Fund with investments in US equities.

                     The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles, intended to complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The
                     Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND
----------------------------


INVESTMENT           To provide maximum total return primarily through capital
OBJECTIVE            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from developed market
                     international portfolios by investing primarily in equity
                     securities.

PRINCIPAL            The Emerging Markets Fund will primarily invest in equity
INVESTMENT           securities of companies that are located in countries with
STRATEGIES           emerging markets or that derive a majority of their revenues from operations in such countries. These companies are
                     referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market" country is a
                     country having an economy and market that the World Bank or the United Nations consider to be emerging or developing.
                     These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.

                     The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                     The Fund invests in common stocks of Emerging Market
                     Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                     Some emerging markets countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but may involve a further layering of expenses.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments (e.g., capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics). The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. A Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

TAX-MANAGED LARGE CAP FUND (FORMERLY EQUITY T FUND)
---------------------------------


INVESTMENT           To provide capital growth on an after-tax basis by investing
OBJECTIVE            principally in equity securities.

PRINCIPAL            The Tax-Managed Large Cap Fund invests primarily in equity
INVESTMENT           securities of large capitalization US companies, as
STRATEGIES           represented by the S&P 500-Registered Trademark- market
                     index, although the Fund may invest a limited amount in
                     non-US firms from time to time.

                     The Fund generally pursues a market-oriented style of security selection, which incorporates both a growth style and a value style, based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in large capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities. Although it is not an index fund, under normal market conditions, the Tax-
                     Managed Large Cap Fund will invest at least 65 percent of the value of its total assets in securities that are included in the S&P 500 market index.

                     The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

                     The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns.
                     The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

                     The Fund intends to minimize its taxable distributions to shareholders in two ways:

                         - First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

                         - Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price.
                           Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

                     If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                     The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.
                     The Fund uses a dividend discount model to gauge securities' anticipated returns relative to their industry peers. This model forecasts the expected future dividends of individual securities and calculates the expected return at the current share price. The Fund identifies securities that exhibit superior total return prospects. From among those securities, using a quantitative after-tax model, the Fund chooses stocks from a variety of economic sectors and industries, generally in the proportions that those sectors and industries are represented in the S&P 500 Index.

                     When Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is inconsistent with the Fund's strategy.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. The Fund may also invest its liquidity reserves in one or more Frank Russell Investment Company
                     (FRIC) money market funds.

                     Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

TAX-MANAGED SMALL CAP FUND
---------------------------------


INVESTMENT           To provide capital growth on an after-tax basis by investing
OBJECTIVE            principally in equity securities of small capitalization
                     companies.

PRINCIPAL            The Tax-Managed Small Cap Fund invests primarily in equity
INVESTMENT           securities of US companies, although the Fund may invest a
STRATEGIES           limited amount in non-US firms from time to time.

                     The Fund generally pursues a market-oriented style of security selection, which incorporates both a growth style and a value style, based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in small capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities. Under normal market conditions, the Tax-Managed Small Cap Fund will invest at least 65 percent of the value of its total assets in securities that are not included in the S&P 500 market index.

                     The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

                     The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns.
                     The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

                     The Fund intends to minimize its taxable distributions to shareholders in two ways:

                         - First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

                         - Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price.
                           Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

                     If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                     The Fund selects and holds portfolio securities based on its assessment of their potential for long term total returns.

                     When the Fund's shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is inconsistent with the Fund's strategy.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform generally as though its cash reserves were actually invested in those markets. The Fund may also invest its liquidity reserves in one or more Frank Russell Investment
                     Company (FRIC) money market funds.

                     Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                PRINCIPAL RISKS


    The following table describes principal types of risks the Global Equity Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Underlying Funds most likely to be affected by the risk. Other Underlying Funds that are not listed may be subject to one or more of the risks, based on the allocation of assets among the Underlying Funds, but will not do so in a way that is expected to principally affect the performance of the Global Equity Fund or Underlying Fund as a whole. Please refer to the Global Equity Fund's Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.



RISK ASSOCIATED WITH                      DESCRIPTION                          RELEVANT FUND
--------------------                      -----------                          -------------

MULTI-MANAGER           The investment styles employed by a Fund's        Global Equity Fund
APPROACH                money managers may not be complementary. The
                        interplay of the various strategies employed by   (UNDERLYING FUNDS:
                        a Fund's multiple money managers may result in    QUANTITATIVE EQUITY
                        a Fund holding a concentration of certain types   INTERNATIONAL SECURITIES
                        of securities. This concentration may be          EMERGING MARKETS)
                        beneficial or detrimental to a Fund's
                        performance depending upon the performance of
                        those securities and the overall economic
                        environment. The multi-manager approach could
                        result in a high level of portfolio turnover,
                        resulting in higher Fund brokerage expenses and
                        increased tax liability from a Fund's
                        realization of capital gains.

TAX-SENSITIVE           A Fund's tax-managed equity investment strategy   Global Equity Fund
MANAGEMENT              may not provide as high a return before
                        consideration of federal income tax               (UNDERLYING FUNDS:
                        consequences as other funds. A tax-sensitive      TAX-MANAGED LARGE CAP
                        investment strategy involves active management    TAX-MANAGED SMALL CAP)
                        and a Fund can realize capital gains.

EQUITY SECURITIES       The value of equity securities will rise and      Global Equity Fund
                        fall in response to the activities of the
                        company that issued the stock, general market     (ALL UNDERLYING FUNDS)
                        conditions and/or economic conditions.

RISK ASSOCIATED WITH                      DESCRIPTION                          RELEVANT FUND
--------------------                      -----------                          -------------
-Value Stocks           Investments in value stocks are subject to        Global Equity Fund
                        risks that (i) their intrinsic values may never
                        be realized by the market or (ii) such stock      (UNDERLYING FUNDS:
                        may turn out not to have been undervalued.        INTERNATIONAL SECURITIES
                                                                          TAX-MANAGED LARGE CAP
                                                                          TAX-MANAGED SMALL CAP)

-Growth Stocks          Growth company stocks may provide minimal         Global Equity Fund
                        dividends which could otherwise cushion stock
                        prices in a market decline. The value of growth   (UNDERLYING FUNDS:
                        company stocks may rise and fall significantly    INTERNATIONAL SECURITIES
                        based, in part, on investors' perceptions of      TAX-MANAGED LARGE CAP
                        the company, rather than on fundamental           TAX-MANAGED SMALL CAP)
                        analysis of the stocks.

-Market-Oriented        Market-oriented investments are generally         Global Equity Fund
 Investments            subject to the risks associated with growth and
                        value stocks.                                     (UNDERLYING FUNDS:
                                                                          QUANTITATIVE EQUITY
                                                                          INTERNATIONAL SECURITIES
                                                                          TAX-MANAGED LARGE CAP
                                                                          TAX-MANAGED SMALL CAP)

-Securities of Small    Investments in smaller companies may involve      Global Equity Fund
 Capitalization         greater risks because these companies generally
 Companies              have a limited track record. Smaller companies    (UNDERLYING FUND:
                        often have narrower markets and more limited      TAX-MANAGED SMALL CAP)
                        managerial and financial resources than larger,
                        more established companies. As a result, their
                        performance can be more volatile, which may
                        increase the volatility of a Fund's portfolio.

RISK ASSOCIATED WITH                      DESCRIPTION                          RELEVANT FUND
--------------------                      -----------                          -------------
INTERNATIONAL           A Fund's return and net asset value may be        Global Equity Fund
SECURITIES              significantly affected by political or economic
                        conditions and regulatory requirements in a       (UNDERLYING FUNDS:
                        particular country. Foreign markets, economies    INTERNATIONAL SECURITIES
                        and political systems may be less stable than     EMERGING MARKETS)
                        US markets, and changes in exchange rates of
                        foreign currencies can affect the value of a
                        Fund's foreign assets. Foreign laws and
                        accounting standards typically are not as
                        strict as they are in the US and there may be
                        less public information available about foreign
                        companies. A Fund's foreign debt securities are
                        typically obligations of sovereign governments.
                        These securities are particularly subject to a
                        risk of default from political instability.
                        Foreign securities markets may be less liquid
                        and have fewer transactions than US securities
                        markets. Additionally, international markets
                        may experience delays and disruptions in
                        securities settlement procedures for a Fund's
                        portfolio securities.

-Emerging Market        Investments in emerging or developing markets     (UNDERLYING FUND:
 Countries              involve exposure to economic structures that      EMERGING MARKETS)
                        are generally less diverse and mature, and to
                        political systems which have less stability
                        than those of more developed countries.
                        Emerging market securities are subject to
                        currency transfer restrictions and may
                        experience delays and disruptions in securities
                        settlement procedures for the Fund's portfolio
                        securities.

EXPOSING LIQUIDITY      By exposing its liquidity reserves to the         Global Equity Fund
RESERVES TO EQUITY      equity market principally by use of equity
MARKETS                 futures, a Fund's performance tends to            (UNDERLYING FUNDS:
                        correlate more closely to the performance of      QUANTITATIVE EQUITY
                        the market as a whole. Although this increases    INTERNATIONAL SECURITIES
                        a Fund's performance if equity markets rise, it   TAX-MANAGED LARGE CAP
                        reduces a Fund's performance if equity markets    TAX-MANAGED SMALL CAP)
                        decline.

SECURITIES LENDING      If a borrower of a Fund's securities fails        Global Equity Fund
                        financially, the Fund's recovery of the loaned
                        securities may be delayed or the Fund may lose    (UNDERLYING FUNDS:
                        its rights to the collateral which could result   ALL UNDERLYING FUNDS)
                        in a loss to a Fund.

                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS


    The Global Equity Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for the Global Equity Fund on an annual basis, with payment being made in mid-December.



CAPITAL GAINS DISTRIBUTIONS



    The Board intends to declare capital gain distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year. The Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November, or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.


    In addition, the Global Equity Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, the Global Equity Fund may generate capital gains through rebalancing the portfolio to meet the Fund's allocation percentages.

BUYING A DIVIDEND


    If you purchase shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of the Global Equity Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.


AUTOMATIC REINVESTMENT


    Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional shares of the Global Equity Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Global Equity Fund at Frank Russell Investment Company c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.

                                     TAXES


    In general, distributions from the Global Equity Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Global Equity Fund or receive them in cash. Any long-term capital gains distributed by the Global Equity Fund are taxable to you as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


    When you sell or exchange your shares of the Global Equity Fund, you may have a capital gain or loss. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.


    The Fund makes no representation as to the amount or variability of its capital gain distributions which may vary as a function of several variables including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders redemption patterns and Fund cash equitization activity.


    The Global Equity Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences in holding shares of the Global Equity Fund.


    Athough the Tax-Managed Large Cap and the Tax-Managed Small Cap Funds are managed to minimize the amount of capital gains realized during a particular year, the realization of capital gains is not entirely within either of those Underlying Fund's or its money manager's control. Shareholder purchase and redemption activity, as well as those Underlying Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Small Cap Fund may vary considerably from year to year.


    By law, the Global Equity Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Global Equity Fund to do so.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE GLOBAL EQUITY FUND.


    Additional information on these and other tax matters relating to the Global Equity Fund and its shareholders is included in the section entitled "Taxes" in the Fund's Statement of Additional Information.

                       HOW NET ASSET VALUE IS DETERMINED

NET ASSET VALUE PER SHARE


    The net asset value per share is calculated for Shares of each Class of the Global Equity Fund on each business day on which Shares are offered or redemption orders are tendered. For the Global Equity Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays or Good Friday. The Global Equity Fund and all Underlying Funds determine net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The determination is made by appraising the Global Equity Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).



    Money market instruments maturing within 60 days of the valuation date that are held by the Tax-Managed Large Cap and Tax-Managed Small Cap Funds are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price those Underlying Funds would receive if they sold the instrument.


VALUATION OF PORTFOLIO SECURITIES


    Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. The Global Equity Fund invests in Underlying Funds, such as the International Securities Fund, that holds portfolio securities listed primarily on foreign exchanges. The net asset value of those Underlying Funds' shares and therefore, the Global Equity Fund's Shares, may change on a day when you will not be able to purchase or redeem Global Equity Fund Shares. This is because the value of those portfolio securities may change on weekends or other days when the Global Equity Fund does not price its shares.


                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS


    The Global Equity Fund offers multiple classes of shares: Class C Shares and Class S Shares.



    CLASS C SHARES participate in the Global Equity Fund's Rule 12b-1 distribution plan and in its shareholder servicing plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder servicing plan, the Class C Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of a Class C Share investment in the Global Equity Fund, and the distribution fee may cost an investor more than paying other types of sales charges.



    CLASS S SHARES participate in neither the Fund's distribution plan nor the Fund's shareholder services plan.

                             HOW TO PURCHASE SHARES

    The Global Equity Fund is generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at
(800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.


    For Class C Shares, there is a $1,000 required minimum initial investment for each account in the Global Equity Fund. The Global Equity Fund reserves the right to change the categories of investors eligible to purchase shares or the required minimum investment amounts. You may be eligible to purchase Fund shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' statement of additional information.



    Financial Intermediaries may charge their customers a fee for providing investment-related services. Financial Intermediaries that maintain omnibus accounts with the Funds may receive administrative fees from the Fund or its transfer agent. Financial Intermediaries may receive distribution and shareholder servicing compensation with respect to Class C Shares.


PAYING FOR SHARES


    You may purchase Shares of the Global Equity Fund through a Financial Intermediary on any business day the Fund is open. Purchase orders are processed at the next net asset value per share calculated after the Global Equity Fund receives your order in proper form (defined in the "Written Instructions" section), and accepts the order.


    All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." The Global Equity Fund reserves the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. You will be responsible for any resulting loss to the Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

OFFERING DATES AND TIMES


    Orders must be received by the Global Equity Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Global Equity Fund shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.


ORDER AND PAYMENT PROCEDURES


    Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed Application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.


BY MAIL

    For new accounts, please mail the completed Application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to the Global Equity Fund's Transfer Agent. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Third party checks will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

BY FEDERAL FUNDS WIRE

    You can pay for orders by wiring federal funds to the Global Equity Fund's Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

BY AUTOMATED CLEARING HOUSE ("ACH")

    You can make initial or subsequent investments through ACH to the Fund's Custodian, State Street Bank and Trust Company.

AUTOMATED INVESTMENT PROGRAM

    You can make regular investments (minimum $50) in the Global Equity Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.


THREE-DAY SETTLEMENT PROGRAM



    The Global Equity Fund will accept orders at the next computed net asset value through Financial Intermediaries to purchase Shares of the Fund for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the program and agreed in writing to indemnify the Global Equity Fund against any losses resulting from non-receipt of payment.


                               EXCHANGE PRIVILEGE

BY MAIL OR TELEPHONE


    Through your Financial Intermediary, you may be able to exchange shares of the Global Equity Fund for shares of another FRIC Fund. Shares of the Global Equity Fund offered by this Prospectus may only be exchanged for shares of a fund offered by FRIC through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.



    Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing to your Financial Intermediary.



    An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. The Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after the Funds received the exchange request in good order.


IN-KIND EXCHANGE OF SECURITIES


    FRIMCo, in its capacity as the Global Equity Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the Global Equity Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.


    Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss for federal income tax purposes on the exchange. If you are contemplating an in-kind exchange you should consult your tax adviser.


    The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to the Global Equity Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Fund, along with the securities. Please contact your Financial Intermediary for further information.


                              HOW TO REDEEM SHARES

    Shares of the Global Equity Fund may be redeemed through your Financial Intermediary on any business day the Fund is open at the next net asset value per share calculated after the Fund's Transfer Agent receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

REDEMPTION DATES AND TIMES


    Redemption requests must be placed through a Financial Intermediary and received by the Global Equity Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Global Equity Fund shares are offered.


BY MAIL OR TELEPHONE

    You may redeem your shares by calling or writing to your Financial Intermediary. Written requests to sell shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.


SYSTEMATIC WITHDRAWAL PROGRAM



    The Fund does not offer a systematic withdrawal program in view of its portfolio management strategy.


ACCOUNTS IN STREET NAME


    Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Global Equity Fund shares through a brokerage account, employee benefit plan or bank trust fund, the Global Equity Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Fund, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Global Equity Fund shares are held in an omnibus account.


                         PAYMENT OF REDEMPTION PROCEEDS

BY CHECK


    When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Global Equity Fund receives a redemption request in proper form.


BY WIRE

    If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after the Global Equity Fund receives your redemption request. The Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                              WRITTEN INSTRUCTIONS

    PROPER FORM: Written instructions must be in proper form. They must include:

        A description of the request

        The name of the Fund(s)

        The class of shares, if applicable

        The account number(s)

        The amount of money or number of shares being purchased, exchanged,
        transferred or   redeemed

        The name(s) on the account(s)

        The signature(s) of all registered account owners

        For exchanges, the name of the Fund you are exchanging into

        Your daytime telephone number

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE


ACCOUNT TYPE                                     REQUIREMENTS FOR WRITTEN REQUESTS
Individual, Joint Tenants, Tenants in    Written instructions must be signed by each
Common                                   shareholder, exactly as the names appear in the
                                         account registration.

UGMA or UTMA (custodial accounts for     Written instructions must be signed by the
minors)                                  custodian in his/her capacity as it appears in
                                         the account registration.

Corporation, Association                 Written instructions must be signed by authorized
                                         person(s), stating his/her capacity as indicated
                                         by the corporate resolution to act on the account
                                         and a copy of the corporate resolution, certified
                                         within the past 90 days, authorizing the signer
                                         to act.

Estate, Trust, Pension, Profit Sharing   Written instructions must be signed by all
Plan                                     trustees. If the name of the trustee(s) does not
                                         appear in the account registration, please
                                         provide a copy of the trust document certified
                                         within the last 60 days.

Joint tenancy shareholders whose         Written instructions must by signed by the
co-tenants are deceased                  surviving tenant(s). A certified copy of the
                                         death certificate must accompany the request.

SIGNATURE GUARANTEE

    The Global Equity Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.

                                ACCOUNT POLICIES

THIRD PARTY TRANSACTIONS

    If you purchase Global Equity Fund shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

REDEMPTION IN-KIND

    The Fund may pay for any portion of the redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


STALE CHECKS



    For the protection of shareholders and the Fund, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. The Fund has adopted procedures described in the statement of additional information regarding the treatment of stale checks, or you may contact your Financial Intermediary for additional information.

                           MONEY MANAGER INFORMATION


    The money managers have no affiliations with the Global Equity Fund or the Fund's service providers other than their management of Underlying Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Funds in FRIC, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.


    This section identifies the money managers for the Underlying Funds in which the Global Equity Fund invests.

                            QUANTITATIVE EQUITY FUND


    BARCLAYS GLOBAL FUND ADVISORS, 45 Fremont Street 17th Floor, San Francisco,
       CA 94105.


    FRANKLIN PORTFOLIO ASSOCIATES LLC, Two International Place, 22nd Floor,
       Boston, MA 02110-4104.

    J.P. MORGAN INVESTMENT MANAGEMENT, INC., 522 Fifth Ave., 6th Floor, New
       York, NY 10036.

    JACOBS LEVY EQUITY MANAGEMENT, INC., 280 Corporate Center, 3 ADP Boulevard,
       Roseland, NJ 07068.

                         INTERNATIONAL SECURITIES FUND


    DELAWARE INTERNATIONAL ADVISERS LTD., 80 Cheapside, 3rd Floor, London
       EC2V6EE England.



    FIDELITY MANAGEMENT TRUST COMPANY, 82 Devonshire Street, Boston, MA 02109.


    J.P. MORGAN INVESTMENT MANAGEMENT, INC., See: Quantitative Equity Fund.

    MASTHOLM ASSET MANAGEMENT, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue,
       WA 98004.


    MONTGOMERY ASSET MANAGEMENT, LLC, 101 California Street, 35th Floor, San
       Francisco, CA 94111.


    OECHSLE INTERNATIONAL ADVISORS, LLC, One International Place, 23rd Floor,
       Boston, MA 02110.


    SANFORD C. BERNSTEIN & CO., INC., 767 Fifth Avenue, 21st Floor, New York, NY
       10153-0185.


    THE BOSTON COMPANY ASSET MANAGEMENT, INC., One Boston Place, 14th Floor,
       Boston, MA 02108-4402.

                             EMERGING MARKETS FUND

    FOREIGN & COLONIAL EMERGING MARKETS LIMITED, Exchange House, Primrose
       Street, London, England EC2A 2NY.


    GENESIS ASSET MANAGERS LIMITED, 21 Knightsbridge, London SW1X 7LY England.



    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, 600 W. Broadway 29th Floor, San
       Diego, CA 92101.


    SANFORD C. BERNSTEIN & CO. INC., See: International Securities Fund.

    SCHRODERS CAPITAL MANAGEMENT INTERNATIONAL LIMITED, 31 Greshman Street,
       London EC2V 7QA England.


                           TAX-MANAGED LARGE CAP FUND
                            (FORMERLY EQUITY T FUND)


    J.P. MORGAN INVESTMENT MANAGEMENT, INC., See: Quantitative Equity Fund.


                           TAX-MANAGED SMALL CAP FUND

    GEEWAX, TERKER & COMPANY, 99 Starr Street, Phoenixville, PA 19460.


    WHEN CONSIDERING AN INVESTMENT IN THE GLOBAL EQUITY FUND, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE GLOBAL EQUITY FUND STATEMENT OF ADDITIONAL INFORMATION. THE GLOBAL EQUITY FUND HAS NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUND. THE FUND MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL GLOBAL EQUITY FUND SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUND OR IN THE UNDERLYING FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the LifePoints Tax-Managed Global Equity Fund, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the LifePoints Tax-Managed Global Equity Fund's investments will be available in the Fund's annual and semiannual reports to shareholders once the Fund has completed its first annual or semi-annual period. In the annual report, you will find a discussion of the Fund's holdings and of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the LifePoints Tax-Managed Global Equity Fund.

You may obtain free copies of the annual report for the Fund once the Fund has completed its first annual or semi-annual period and of the SAI or may request other information, by contacting your Financial Intermediary or the Fund at:
       Frank Russell Investment Company
       909 A Street
       Tacoma, WA  98402
       1-800-787-7354
       Fax: 253-591-3495
       Website: russell.com

You can review and copy information about the LifePoints Tax-Managed Global Equity Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330. You can obtain copies of this information upon paying a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Reports and other information about the LifePoints Tax-Managed Global Equity Fund are also available on the Commission's Internet website at sec.gov.

FRANK RUSSELL INVESTMENT COMPANY
Class C Shares:

  Tax-Managed Global Equity Fund


[RUSSELL LOGO]                     Distributor: Russell Fund Distributors, Inc.
                                                          SEC File No. 811-3153
                                                              36-08-089 (05/00)

TAX-MANAGED GLOBAL EQUITY FUND

                       FRANK RUSSELL INVESTMENT COMPANY

TAX-MANAGED
GLOBAL EQUITY FUND

PROSPECTUS
CLASS S SHARES

MAY 1, 2000




909 A STREET, TACOMA, WA  98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

[RUSSELL LOGO]

                               TABLE OF CONTENTS


Risk/Return Summary.........................................      3
  Investment Objective......................................      3
  Principal Investment Strategies...........................      3
  Principal Risks...........................................      5
  Performance...............................................      5
  Fees and Expenses.........................................      6
The Purpose of the Fund--Multi-Style, Multi-Manager
  Diversification...........................................      8
Management of the Underlying Funds and the Global Equity
  Fund......................................................     11
The Money Managers for the Underlying Funds.................     13
Investment Objective and Principal Investment Strategies of
  the Underlying Funds......................................     14
Principal Risks.............................................     24
Dividends and Distributions.................................     27
Taxes.......................................................     28
How Net Asset Value Is Determined...........................     29
Distribution and Shareholder Servicing Arrangements.........     29
How to Purchase Shares......................................     30
Exchange Privilege..........................................     31
How to Redeem Shares........................................     32
Payment of Redemption Proceeds..............................     33
Written Instructions........................................     34
Account Policies............................................     35
Money Manager Information...................................     36

                 (This page has been left blank intentionally.)

                              RISK/RETURN SUMMARY

                              INVESTMENT OBJECTIVE

    The Tax-Managed Global Equity Fund seeks to achieve high, long-term capital appreciation on an after-tax basis, while recognizing the possibility of high fluctuations in year-to-year market values.

                        PRINCIPAL INVESTMENT STRATEGIES


    The Frank Russell Investment Company (FRIC) Tax-Managed Global Equity Fund (referred to as the Global Equity Fund or the Fund) is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC Funds (Underlying Funds). The Global Equity Fund seeks to achieve its investment objective by investing in different combinations of the Underlying Funds using a tax-efficient strategy.


    The Global Equity Fund seeks to achieve its investment objectives while minimizing shareholder tax consequences arising from its portfolio management activities. In its attention to tax consequences of portfolio management, the Global Equity Fund differs from most other fund-of-funds, which are managed to maximize pre-tax return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

    The Global Equity Fund intends to minimize its taxable distributions to shareholders in three ways:


    First, the Global Equity Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys shares of Underlying Funds with the intention of holding them long enough to qualify for capital gain tax treatment.


    Second, the Global Equity Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated Underlying Fund, it seeks to minimize the resulting capital gains by first selling the shares for which it paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated Underlying Funds.

    Third, the Global Equity Fund allocates a portion of its assets to Underlying Funds that employ tax-efficient strategies.


    When the Global Equity Fund's shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Global Equity Fund believes that multiple purchases and redemptions of Fund shares by individual shareholders could adversely affect its strategy of tax-efficiency and could reduce its ability to contain costs. The Global Equity Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Global Equity Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is, in the opinion of the Fund, inconsistent with the Fund's strategy.


    The Global Equity Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which the Fund invests are shown in the table below. The Global

Equity Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.


                                                                TAX-MANAGED
                      UNDERLYING FUND                        GLOBAL EQUITY FUND
                      ---------------                        ------------------
Tax-Managed Large Cap Fund (formerly Equity T Fund)                  50%
International Securities Fund                                        20%
Tax-Managed Small Cap Fund                                           15%
Quantitative Equity Fund                                             10%
Emerging Markets Fund                                                 5%



    The Global Equity Fund intends to be fully invested at all times. Although the Fund, like all other mutual funds, maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.


    The Global Equity Fund can change the allocation of its assets among Underlying Funds at any time, if its investment adviser, Frank Russell Investment Management Company (FRIMCo) believes that doing so would better enable the Global Equity Fund to pursue its investment objective. From time to time, the Global Equity Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Global Equity Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Global Equity Fund's investment objective. However, the Global Equity Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.

DIVERSIFICATION

    The Global Equity Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Global Equity Fund invests is a diversified investment company.

                                PRINCIPAL RISKS

    You should consider the following factors before investing in the Global Equity Fund:

    - An investment in the Global Equity Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money.

    - Since the assets of the Global Equity Fund are invested primarily in shares of the Underlying Funds, the investment performance of the Global Equity Fund is directly related to the investment performance of the Underlying Funds in which it invests.

    - The policy of the Global Equity Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, the Fund may have less flexibility to invest than a mutual fund without such constraints.


    - The Global Equity Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks."


    - An investment in the Global Equity Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    - The officers, Trustees and FRIMCo presently serve as officers, Trustees and investment manager of the Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Global Equity Fund and to the Underlying Funds.

    - The Global Equity Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 40l(k) plans.

    - If large shareholder redemptions occur unexpectedly, the Global Equity Fund could be required to sell shares of appreciated Underlying Funds resulting in realization of net capital gains. This could temporarily reduce the Global Equity Fund's tax efficiency. Also, as the Global Equity Fund matures, it may hold shares of Underlying Funds that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                                  PERFORMANCE


    Because the Global Equity Fund had not been in operation for a full calendar year when this Prospectus was printed, no performance history is included. Performance history will be available for the Global Equity Fund after it has been in operation for one calendar year.

                               FEES AND EXPENSES


    The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Global Equity Fund.


                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                          MAXIMUM SALES
                                          MAXIMUM SALES   CHARGE (LOAD)
                                          CHARGE (LOAD)    IMPOSED ON        MAXIMUM
                                           IMPOSED ON      REINVESTED     DEFERRED SALES   REDEMPTION   EXCHANGE
                                            PURCHASES       DIVIDENDS     CHARGE (LOAD)       FEES        FEES
                                            ---------       ---------     -------------       ----        ----
Class S.................................       None           None             None           None        None



                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)



                                                                    TOTAL GROSS                      TOTAL NET
                                                                    ANNUAL FUND   EXPENSE WAIVERS   ANNUAL FUND
                                          ADVISORY      OTHER        OPERATING          AND          OPERATING
                                            FEE       EXPENSES*      EXPENSES#    REIMBURSEMENTS+    EXPENSES
                                            ---       ---------      ---------    ---------------    --------
Class S Shares..........................    0.20%        0.00%         0.20%           (0.20)%         0.00%


------------------------


* The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables. Annual operating expenses are estimated, based on average net assets expected to be invested during the Fund's first twelve months of operation. During the course of this period, expenses may be more or less than the amount shown.



# If you purchase any class of Shares of the Global Equity Fund through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary which, in turn, may pay fees to FRIMCo for services FRIMCo provides to the Financial Intermediary. You should contact your financial intermediary for information concerning what additional fees, if any, will be charged.



+ FRIMCo has contractually agreed to waive, at least through February 28, 2001, its 0.20% advisory fee. Certain operating expenses of the Global Equity Fund will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.

DIRECT EXPENSES



    The Global Equity Fund does not bear any direct operating expenses. Those operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. They do not include expenses attributable to advisory fees (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses, which will be borne by the Global Equity Fund or its appropriate classes of shares.



    The Global Equity Fund's direct operating expenses are borne either by the Underlying Funds in which the Global Equity Fund invests or by FRIMCo. This arrangement is governed by Special Servicing Agreements among each of the affected Funds and FRIMCo. Those agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees.



INDIRECT EXPENSES



    Shareholders in the Global Equity Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Global Equity Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Global Equity Fund may invest (based on information as of December 31, 1999).



                                                              TOTAL NET OPERATING
UNDERLYING FUND (CLASS S SHARES)                                EXPENSE RATIOS
--------------------------------                                --------------
Quantitative Equity Fund....................................          0.93%
International Securities Fund...............................          1.30%
Emerging Markets Fund.......................................          1.91%
Tax-Managed Large Cap Fund (formerly Equity T Fund).........          0.85%
Tax-Managed Small Cap Fund*.................................          1.25%


------------------------

* Estimated based on average net assets expected to be invested during the first twelve months of operations.


    Based on these expense ratios, the Global Equity Fund expects its total direct and indirect operating expense ratios (calculated as a percentage of average net assets) to be as follows:



                                                              CLASS S
                                                              -------
Global Equity Fund..........................................    1.06%



    The Global Equity Fund's total expense ratio is based on its estimated total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it plans to invest. These total expense ratios may be higher or lower depending on the allocation of the Global Equity Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Global Equity Fund.

EXAMPLE

    THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE GLOBAL EQUITY FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.


    The example assumes that you invest $10,000 in the Global Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year, and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same.


    Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                               1 YEAR    3 YEARS
                                                              --------   --------
Class S.....................................................    $108       $379


      THE PURPOSE OF THE FUND--MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

    The Global Equity Fund is offered through certain bank trust departments, registered investment advisers, broker-dealers and other financial services organizations that have been selected by the Global Equity Fund's adviser or distributor (Financial Intermediaries). The Global Equity Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use FRIMCo's and Frank Russell Company's (Russell) "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

    Three functions form the core of Russell's consulting services:

    - OBJECTIVE SETTING: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

    - ASSET ALLOCATION: Allocating a client's assets among different asset classes--such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate--in a way most likely to achieve the client's objectives and desired returns.

    - MONEY MANAGER RESEARCH: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

    When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns.

    The Global Equity Fund believes investors should seek to hold fully diversified portfolios that reflect both their own individual investment time horizons and their ability to accept risk. The Global Equity Fund believes that for many, this can be accomplished through strategically purchasing shares in one or more of the Underlying Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

    Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

    Studies have shown that no one investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

    The Global Equity Fund believes, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. A number of the Underlying Funds in which the Global Equity Fund invests combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

    By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

    The Global Equity Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since the Global Equity Fund invests in shares of several Underlying Funds. The Global Equity Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

    The diversification afforded by the allocation of the Global Equity Fund's investment in the Underlying Funds is illustrated in the following chart:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TAX-MANAGED GLOBAL EQUITY FUND
International Securities        20%
Emerging Markets                 5%
Quantitative Equity             10%
Tax-Managed Small Cap Fund      15%
Tax-Managed Large Cap Fund      50%


    The Global Equity Fund conducts its business through a number of service providers, who act on behalf of the Fund. FRIMCo, the Fund's administrator and investment adviser, performs the Fund's day to day corporate management and oversees the Fund's money managers. The Fund's money managers make all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Underlying Funds' custodian, State Street Bank, maintains custody of all of the Underlying Funds' assets. FRIMCo, in its capacity as the Fund's transfer agent, is responsible for maintaining the Fund's shareholder records and carrying out shareholder transactions. When the Fund acts in one of these areas, it does so through the service provider responsible for that area.

                       MANAGEMENT OF THE UNDERLYING FUNDS
                           AND THE GLOBAL EQUITY FUND


    The investment adviser of the Global Equity Fund and each of the Underlying Funds is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and manages over $17 billion in more than 30 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.



    Russell, which acts as consultant to the Global Equity Fund and each of the Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides the Global Equity Fund, the Underlying Funds, and FRIMCo with the asset management consulting services that it provides to its other consulting clients. Neither the Global Equity Fund nor the Underlying Funds compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.


    Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance corporation headquartered in Milwaukee, Wisconsin. It leads the US in both individual life insurance sold annually and individual life insurance in force.

    FRIMCo recommends money managers to the Underlying Funds, allocates Underlying Fund assets among them, oversees them, and evaluates their results. FRIMCo also oversees the management of the Underlying Funds' liquidity reserves. The Underlying Funds' money managers select the individual portfolio securities for the assets in the Underlying Funds assigned to them.


    James A. Jornlin is responsible for the day to day decisions regarding the investment and reinvestment of the Global Equity Fund within its target asset allocation strategy percentages. Mr. Jornlin has managed the Global Equity Fund since its inception. He also oversees certain Underlying Funds as described below.


    FRIMCo's officers and employees who oversee the money managers of the Underlying Funds are:

    - Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.


    - Jean Carter, who has been Director of Global Equities since January 2000. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.



    - Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates. Ms. Duncan has, jointly with Mr. Jornlin, primary responsibility for management of the International and International Securities Funds.



    - James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

    - James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo. From 1991 to 1995, Mr. Jornlin was a Senior Research Analyst with Russell. Mr. Jornlin has primary responsibility for management of the Tax-Managed Global Equity, Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds, has, jointly with Mr. Ogard, primary responsibility for the management of the Real Estate Securities Fund, has, jointly with Ms. Duncan, primary responsibility for the management of the International and International Securities Funds and has, jointly with Mr. Parish, primary responsibility for the management of Emerging Markets Fund.



    - Eric W. Ogard, who has been a Portfolio Manager of FRIMCo since
      March 2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000. Mr. Ogard has, jointly with Mr. Trittin and Mr. Tipple, primary responsibility for the management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds and has, jointly with Mr. Jornlin, primary responsibility for the management of the Real Estate Securities Fund.



    - Symon Parish who has been an Associate Portfolio Manager of Frank Russell Company Limited, an affiliate of FRIMCo, since 1996. From 1994 to 1996, Mr. Parish was a client service executive in Russell's Auckland office. Mr. Parish has, jointly with Mr. Jornlin, primary responsibility for the Emerging Markets Fund.



    - Brian C. Tipple, who has been a Portfolio Manager of FRIMCo since July 1999. From 1991 to 1999, Mr. Tipple was a Client Executive with Frank Russell Trust Company. Mr. Tipple has, jointly with Mr. Ogard and
      Mr. Trittin, primary responsibility for the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.



    - Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research Department with Russell. Mr. Trittin has, jointly with Mr. Ogard and Mr. Tipple, primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.



    For its investment advisory and administrative services, FRIMCo receives an aggregate fee from the Global Equity Fund at the annual rate of 0.25% of the average daily net assets of the Fund, payable to FRIMCo monthly on a pro rata basis. Of this aggregate amount, 0.20% is attributable to advisory services and 0.05% is attributable to administrative services. FRIMCo has contractually agreed to waive its 0.20% advisory fee to which it is entitled from the Global Equity Fund.



    In addition to the advisory fee payable by the Global Equity Fund, the Fund will bear indirectly a proportionate share of operating expenses that include the advisory fees paid by the Underlying Funds in which it invests. While a shareholder of the Global Equity Fund will also bear a proportionate part of advisory fees paid by an Underlying Fund, each of the advisory fees paid is based upon the services received by the Global Equity Fund. From the advisory fee that it receives from each Underlying Fund,

FRIMCo pays the Underlying Fund's money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses. The annual rate of the advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of the average daily net assets of each Underlying Fund:
Quantitative Equity Fund 0.78%, International Securities Fund 0.95%, Emerging Markets Fund 1.20%, Tax-Managed Large Cap Fund 0.75% and Tax-Managed Small Cap Fund 1.03%. Of this aggregate amount, 0.05% is attributable to administrative services.


                  THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

    Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to approval by the Underlying Fund's Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Underlying Funds select money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in any Underlying Fund's selection or termination of a money manager.

    Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within the Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo, nor Russell evaluate the investment merits of the money managers' individual security selections.

    J.P. Morgan Investment Management, Inc. ("Morgan") manages the Tax-Managed Large Cap Fund. Robin Chance is the individual responsible for the management of the Fund. Ms. Chance, Vice President and member of the Structured Equity Group, has responsibility for tax aware structured equity strategies. Ms. Chance joined Morgan in 1987. Ms. Chance is a CFA and a graduate of the University of Pennsylvania's Management and Technology Program, also earning an MBA from New York University's Stern School of Business.

    Geewax, Terker & Company manages the Tax-Managed Small Cap Fund. John Julius Geewax is the portfolio manager responsible for the management of the Fund. Mr. Geewax is a graduate of the University of Pennsylvania and has earned a J.D. from the University of Pennsylvania as well as an MBA and a PhD from the Wharton School of the University of Pennsylvania. Mr. Geewax co-founded the firm in 1982. He is currently a general partner and portfolio manager responsible for research and development and trading oversight for all of the firm's investment services.


            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
                            OF THE UNDERLYING FUNDS



    The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Statement of Additional Information as well as in the Prospectuses of the Underlying Funds. Because the Global Equity Fund invests in the Underlying Funds, investors of the Global Equity Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets the Global Equity Fund allocates to the Underlying Fund pursuing such policies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).


QUANTITATIVE EQUITY FUND
-----------------------------


INVESTMENT           To provide a total return greater than the total return of
OBJECTIVE            the US stock market (as measured by the Russell
                     1000-Registered Trademark- Index over a market cycle of four to six years) while maintaining volatility and
                     diversification similar to the Index.

PRINCIPAL            The Quantitative Equity Fund invests primarily in common
INVESTMENT           stocks of medium and large capitalization companies which
STRATEGIES           are predominately US based. The Fund generally pursues a
                     market-oriented style of security selection, which
                     incorporates both a growth style and a value style, based on quantitative investment models which are mathematical
                     formulas based on statistical analyses. This style
                     emphasizes investments in companies that appear to be
                     undervalued relative to their growth prospects.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000 Index. Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000 Index. Each money manager performs this process independently from each other money manager.

                     The Russell 1000 Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at December 31, 1999 had a capitalization of approximately $1.1 billion.

                     The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL SECURITIES FUND
-----------------------------------


INVESTMENT           To provide favorable total return and additional
OBJECTIVE            diversification for US investors.

PRINCIPAL            The International Securities Fund invests primarily in
INVESTMENT           equity securities issued by companies domiciled outside the
STRATEGIES           US and in depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly
                     Europe and the Far East) to maintain a high degree of
                     diversification among countries and currencies. Because
                     international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their
                     investment portfolio's overall volatility by combining an
                     investment in this Fund with investments in US equities.

                     The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles, intended to complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The
                     Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND
----------------------------


INVESTMENT           To provide maximum total return primarily through capital
OBJECTIVE            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from developed market
                     international portfolios by investing primarily in equity
                     securities.

PRINCIPAL            The Emerging Markets Fund will primarily invest in equity
INVESTMENT           securities of companies that are located in countries with
STRATEGIES           emerging markets or that derive a majority of their revenues from operations in such countries. These companies are
                     referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market" country is a
                     country having an economy and market that the World Bank or the United Nations consider to be emerging or developing.
                     These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.

                     The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                     The Fund invests in common stocks of Emerging Market
                     Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                     Some emerging markets countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but may involve a further layering of expenses.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments (e.g., capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics). The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. A Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


TAX-MANAGED LARGE CAP FUND (FORMERLY EQUITY T FUND)
---------------------------------

INVESTMENT           To provide capital growth on an after-tax basis by investing
OBJECTIVE            principally in equity securities.

PRINCIPAL            The Tax-Managed Large Cap Fund invests primarily in equity
INVESTMENT           securities of large capitalization US companies, as
STRATEGIES           represented by the S&P 500-Registered Trademark- market
                     index, although the Fund may invest a limited amount in
                     non-US firms from time to time.

                     The Fund generally pursues a market-oriented style of security selection, which incorporates both a growth style and a value style, based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in large capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities. Although it is not an index fund, under normal market conditions, the Tax-
                     Managed Large Cap Fund will invest at least 65 percent of the value of its total assets in securities that are included in the S&P 500 market index.

                     The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

                     The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns.
                     The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

                     The Fund intends to minimize its taxable distributions to shareholders in two ways:

                         - First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

                         - Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price.
                           Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

                     If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                     The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.
                     The Fund uses a dividend discount model to gauge securities' anticipated returns relative to their industry peers. This model forecasts the expected future dividends of individual securities and calculates the expected return at the current share price. The Fund identifies securities that exhibit superior total return prospects. From among those securities, using a quantitative after-tax model, the Fund chooses stocks from a variety of economic sectors and industries, generally in the proportions that those sectors and industries are represented in the S&P 500 Index.

                     When Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is inconsistent with the Fund's strategy.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. The Fund may also invest its liquidity reserves in one or more Frank Russell Investment Company
                     (FRIC) money market funds.

                     Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


TAX-MANAGED SMALL CAP FUND
---------------------------------

INVESTMENT           To provide capital growth on an after-tax basis by investing
OBJECTIVE            principally in equity securities of small capitalization
                     companies.

PRINCIPAL            The Tax-Managed Small Cap Fund invests primarily in equity
INVESTMENT           securities of US companies, although the Fund may invest a
STRATEGIES           limited amount in non-US firms from time to time.

                     The Fund generally pursues a market-oriented style of security selection, which incorporates both a growth style and a value style, based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in small capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities. Under normal market conditions, the Tax-Managed Small Cap Fund will invest at least 65 percent of the value of its total assets in securities that are not included in the S&P 500 market index.

                     The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

                     The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns.
                     The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

                     The Fund intends to minimize its taxable distributions to shareholders in two ways:

                         - First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

                         - Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price.
                           Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

                     If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                     The Fund selects and holds portfolio securities based on its assessment of their potential for long term total returns.

                     When the Fund's shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is inconsistent with the Fund's strategy.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform generally as though its cash reserves were actually invested in those markets. The Fund may also invest its liquidity reserves in one or more Frank Russell Investment
                     Company (FRIC) money market funds.

                     Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                PRINCIPAL RISKS


    The following table describes principal types of risks the Global Equity Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Underlying Funds most likely to be affected by the risk. Other Underlying Funds that are not listed may be subject to one or more of the risks, based on the allocation of assets among the Underlying Funds, but will not do so in a way that is expected to principally affect the performance of the Global Equity Fund or Underlying Fund as a whole. Please refer to the Global Equity Fund's Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.



RISK ASSOCIATED WITH                      DESCRIPTION                          RELEVANT FUND
--------------------                      -----------                          -------------

MULTI-MANAGER           The investment styles employed by a Fund's        Global Equity Fund
APPROACH                money managers may not be complementary. The
                        interplay of the various strategies employed by   (UNDERLYING FUNDS:
                        a Fund's multiple money managers may result in    QUANTITATIVE EQUITY
                        a Fund holding a concentration of certain types   INTERNATIONAL SECURITIES
                        of securities. This concentration may be          EMERGING MARKETS)
                        beneficial or detrimental to a Fund's
                        performance depending upon the performance of
                        those securities and the overall economic
                        environment. The multi-manager approach could
                        result in a high level of portfolio turnover,
                        resulting in higher Fund brokerage expenses and
                        increased tax liability from a Fund's
                        realization of capital gains.

TAX-SENSITIVE           A Fund's tax-managed equity investment strategy   Global Equity Fund
MANAGEMENT              may not provide as high a return before
                        consideration of federal income tax               (UNDERLYING FUNDS:
                        consequences as other funds. A tax-sensitive      TAX-MANAGED LARGE CAP
                        investment strategy involves active management    TAX-MANAGED SMALL CAP)
                        and a Fund can realize capital gains.

EQUITY SECURITIES       The value of equity securities will rise and      Global Equity Fund
                        fall in response to the activities of the
                        company that issued the stock, general market     (ALL UNDERLYING FUNDS)
                        conditions and/or economic conditions.

RISK ASSOCIATED WITH                      DESCRIPTION                          RELEVANT FUND
--------------------                      -----------                          -------------
-Value Stocks           Investments in value stocks are subject to        Global Equity Fund
                        risks that (i) their intrinsic values may never
                        be realized by the market or (ii) such stock      (UNDERLYING FUNDS:
                        may turn out not to have been undervalued.        INTERNATIONAL SECURITIES
                                                                          TAX-MANAGED LARGE CAP
                                                                          TAX-MANAGED SMALL CAP)

-Growth Stocks          Growth company stocks may provide minimal         Global Equity Fund
                        dividends which could otherwise cushion stock
                        prices in a market decline. The value of growth   (UNDERLYING FUNDS:
                        company stocks may rise and fall significantly    INTERNATIONAL SECURITIES
                        based, in part, on investors' perceptions of      TAX-MANAGED LARGE CAP
                        the company, rather than on fundamental           TAX-MANAGED SMALL CAP)
                        analysis of the stocks.

-Market-Oriented        Market-oriented investments are generally         Global Equity Fund
 Investments            subject to the risks associated with growth and
                        value stocks.                                     (UNDERLYING FUNDS:
                                                                          QUANTITATIVE EQUITY
                                                                          INTERNATIONAL SECURITIES
                                                                          TAX-MANAGED LARGE CAP
                                                                          TAX-MANAGED SMALL CAP)

-Securities of Small    Investments in smaller companies may involve      Global Equity Fund
 Capitalization         greater risks because these companies generally
 Companies              have a limited track record. Smaller companies    (UNDERLYING FUND:
                        often have narrower markets and more limited      TAX-MANAGED SMALL CAP)
                        managerial and financial resources than larger,
                        more established companies. As a result, their
                        performance can be more volatile, which may
                        increase the volatility of a Fund's portfolio.

RISK ASSOCIATED WITH                      DESCRIPTION                          RELEVANT FUND
--------------------                      -----------                          -------------
INTERNATIONAL           A Fund's return and net asset value may be        Global Equity Fund
SECURITIES              significantly affected by political or economic
                        conditions and regulatory requirements in a       (UNDERLYING FUNDS:
                        particular country. Foreign markets, economies    INTERNATIONAL SECURITIES
                        and political systems may be less stable than     EMERGING MARKETS)
                        US markets, and changes in exchange rates of
                        foreign currencies can affect the value of a
                        Fund's foreign assets. Foreign laws and
                        accounting standards typically are not as
                        strict as they are in the US and there may be
                        less public information available about foreign
                        companies. A Fund's foreign debt securities are
                        typically obligations of sovereign governments.
                        These securities are particularly subject to a
                        risk of default from political instability.
                        Foreign securities markets may be less liquid
                        and have fewer transactions than US securities
                        markets. Additionally, international markets
                        may experience delays and disruptions in
                        securities settlement procedures for a Fund's
                        portfolio securities.

-Emerging Market        Investments in emerging or developing markets     (UNDERLYING FUND:
 Countries              involve exposure to economic structures that      EMERGING MARKETS)
                        are generally less diverse and mature, and to
                        political systems which have less stability
                        than those of more developed countries.
                        Emerging market securities are subject to
                        currency transfer restrictions and may
                        experience delays and disruptions in securities
                        settlement procedures for the Fund's portfolio
                        securities.

EXPOSING LIQUIDITY      By exposing its liquidity reserves to the         Global Equity Fund
RESERVES TO EQUITY      equity market principally by use of equity
MARKETS                 futures, a Fund's performance tends to            (UNDERLYING FUNDS:
                        correlate more closely to the performance of      QUANTITATIVE EQUITY
                        the market as a whole. Although this increases    INTERNATIONAL SECURITIES
                        a Fund's performance if equity markets rise, it   TAX-MANAGED LARGE CAP
                        reduces a Fund's performance if equity markets    TAX-MANAGED SMALL CAP)
                        decline.

SECURITIES LENDING      If a borrower of a Fund's securities fails        Global Equity Fund
                        financially, the Fund's recovery of the loaned
                        securities may be delayed or the Fund may lose    (UNDERLYING FUNDS:
                        its rights to the collateral which could result   ALL UNDERLYING FUNDS)
                        in a loss to a Fund.

                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS


    The Global Equity Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for the Global Equity Fund on an annual basis, with payment being made in mid-December.



CAPITAL GAINS DISTRIBUTIONS



    The Board intends to declare capital gain distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year. The Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November, or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.


    In addition, the Global Equity Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, the Global Equity Fund may generate capital gains through rebalancing the portfolio to meet the Fund's allocation percentages.

BUYING A DIVIDEND


    If you purchase shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of the Global Equity Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.


AUTOMATIC REINVESTMENT


    Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional shares of the Global Equity Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Global Equity Fund at Frank Russell Investment Company c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.

                                     TAXES


    In general, distributions from the Global Equity Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Global Equity Fund or receive them in cash. Any long-term capital gains distributed by the Global Equity Fund are taxable to you as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


    When you sell or exchange your shares of the Global Equity Fund, you may have a capital gain or loss. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.


    The Fund makes no representation as to the amount or variability of its capital gain distributions which may vary as a function of several variables including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders redemption patterns and Fund cash equitization activity.


    The Global Equity Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences in holding shares of the Global Equity Fund.


    Athough the Tax-Managed Large Cap and the Tax-Managed Small Cap Funds are managed to minimize the amount of capital gains realized during a particular year, the realization of capital gains is not entirely within either of those Underlying Fund's or its money manager's control. Shareholder purchase and redemption activity, as well as those Underlying Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Small Cap Fund may vary considerably from year to year.


    By law, the Global Equity Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Global Equity Fund to do so.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE GLOBAL EQUITY FUND.


    Additional information on these and other tax matters relating to the Global Equity Fund and its shareholders is included in the section entitled "Taxes" in the Fund's Statement of Additional Information.

                       HOW NET ASSET VALUE IS DETERMINED

NET ASSET VALUE PER SHARE


    The net asset value per share is calculated for Shares of each Class of the Global Equity Fund on each business day on which Shares are offered or redemption orders are tendered. For the Global Equity Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays or Good Friday. The Global Equity Fund and all Underlying Funds determine net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The determination is made by appraising the Global Equity Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).



    Money market instruments maturing within 60 days of the valuation date that are held by the Tax-Managed Large Cap and Tax-Managed Small Cap Funds are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price those Underlying Funds would receive if they sold the instrument.


VALUATION OF PORTFOLIO SECURITIES


    Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. The Global Equity Fund invests in Underlying Funds, such as the International Securities Fund, that holds portfolio securities listed primarily on foreign exchanges. The net asset value of those Underlying Funds' shares and therefore, the Global Equity Fund's Shares, may change on a day when you will not be able to purchase or redeem Global Equity Fund Shares. This is because the value of those portfolio securities may change on weekends or other days when the Global Equity Fund does not price its shares.


                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS


    The Global Equity Fund offers multiple classes of shares: Class C Shares and Class S Shares.



    CLASS C SHARES participate in the Global Equity Fund's Rule 12b-1 distribution plan and in its shareholder servicing plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder servicing plan, the Class C Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of a Class C Share investment in the Global Equity Fund, and the distribution fee may cost an investor more than paying other types of sales charges.



    CLASS S SHARES participate in neither the Fund's distribution plan nor the Fund's shareholder services plan.

                             HOW TO PURCHASE SHARES

    The Global Equity Fund is generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at
(800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.


    For Class S Shares, there is a $2,500 required minimum initial investment for each account in the Global Equity Fund. The Global Equity Fund reserves the right to change the categories of investors eligible to purchase shares or the required minimum investment amounts. You may be eligible to purchase Fund shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' statement of additional information.



    Financial Intermediaries may charge their customers a fee for providing investment-related services. Financial Intermediaries that maintain omnibus accounts with the Funds may receive administrative fees from the Fund or its transfer agent.


PAYING FOR SHARES


    You may purchase Shares of the Global Equity Fund through a Financial Intermediary on any business day the Fund is open. Purchase orders are processed at the next net asset value per share calculated after the Global Equity Fund receives your order in proper form (defined in the "Written Instructions" section), and accepts the order.


    All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." The Global Equity Fund reserves the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. You will be responsible for any resulting loss to the Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

OFFERING DATES AND TIMES


    Orders must be received by the Global Equity Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Global Equity Fund shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.


ORDER AND PAYMENT PROCEDURES


    Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed Application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.


BY MAIL

    For new accounts, please mail the completed Application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to the Global Equity Fund's Transfer Agent. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Third party checks will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

BY FEDERAL FUNDS WIRE

    You can pay for orders by wiring federal funds to the Global Equity Fund's Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

BY AUTOMATED CLEARING HOUSE ("ACH")

    You can make initial or subsequent investments through ACH to the Fund's Custodian, State Street Bank and Trust Company.

AUTOMATED INVESTMENT PROGRAM

    You can make regular investments (minimum $50) in the Global Equity Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.


THREE-DAY SETTLEMENT PROGRAM



    The Global Equity Fund will accept orders at the next computed net asset value through Financial Intermediaries to purchase Shares of the Fund for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the program and agreed in writing to indemnify the Global Equity Fund against any losses resulting from non-receipt of payment.


                               EXCHANGE PRIVILEGE

BY MAIL OR TELEPHONE


    Through your Financial Intermediary, you may be able to exchange shares of the Global Equity Fund for shares of another FRIC Fund. Shares of the Global Equity Fund offered by this Prospectus may only be exchanged for shares of a fund offered by FRIC through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.



    Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing to your Financial Intermediary.



    An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. The Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after the Funds received the exchange request in good order.


IN-KIND EXCHANGE OF SECURITIES


    FRIMCo, in its capacity as the Global Equity Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the Global Equity Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.


    Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss for federal income tax purposes on the exchange. If you are contemplating an in-kind exchange you should consult your tax adviser.


    The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to the Global Equity Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Fund, along with the securities. Please contact your Financial Intermediary for further information.


                              HOW TO REDEEM SHARES

    Shares of the Global Equity Fund may be redeemed through your Financial Intermediary on any business day the Fund is open at the next net asset value per share calculated after the Fund's Transfer Agent receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

REDEMPTION DATES AND TIMES


    Redemption requests must be placed through a Financial Intermediary and received by the Global Equity Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Global Equity Fund shares are offered.


BY MAIL OR TELEPHONE

    You may redeem your shares by calling or writing to your Financial Intermediary. Written requests to sell shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

SYSTEMATIC WITHDRAWAL PROGRAM


    The Global Equity Fund does not offer a systematic withdrawal program in view its portfolio management strategy.


ACCOUNTS IN STREET NAME


    Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Global Equity Fund shares through a brokerage account, employee benefit plan or bank trust fund, the Global Equity Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Fund, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Global Equity Fund shares are held in an omnibus account.


                         PAYMENT OF REDEMPTION PROCEEDS

BY CHECK


    When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Global Equity Fund receives a redemption request in proper form.


BY WIRE

    If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after the Global Equity Fund receives your redemption request. The Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                              WRITTEN INSTRUCTIONS

    PROPER FORM: Written instructions must be in proper form. They must include:

        A description of the request

        The name of the Fund(s)

        The class of shares, if applicable

        The account number(s)

        The amount of money or number of shares being purchased, exchanged,
        transferred or   redeemed

        The name(s) on the account(s)

        The signature(s) of all registered account owners

        For exchanges, the name of the Fund you are exchanging into

        Your daytime telephone number

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE


ACCOUNT TYPE                                     REQUIREMENTS FOR WRITTEN REQUESTS
Individual, Joint Tenants, Tenants in    Written instructions must be signed by each
Common                                   shareholder, exactly as the names appear in the
                                         account registration.

UGMA or UTMA (custodial accounts for     Written instructions must be signed by the
minors)                                  custodian in his/her capacity as it appears in
                                         the account registration.

Corporation, Association                 Written instructions must be signed by authorized
                                         person(s), stating his/her capacity as indicated
                                         by the corporate resolution to act on the account
                                         and a copy of the corporate resolution, certified
                                         within the past 90 days, authorizing the signer
                                         to act.

Estate, Trust, Pension, Profit Sharing   Written instructions must be signed by all
Plan                                     trustees. If the name of the trustee(s) does not
                                         appear in the account registration, please
                                         provide a copy of the trust document certified
                                         within the last 60 days.

Joint tenancy shareholders whose         Written instructions must by signed by the
co-tenants are deceased                  surviving tenant(s). A certified copy of the
                                         death certificate must accompany the request.

SIGNATURE GUARANTEE

    The Global Equity Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.

                                ACCOUNT POLICIES

THIRD PARTY TRANSACTIONS

    If you purchase Global Equity Fund shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

REDEMPTION IN-KIND

    The Fund may pay for any portion of the redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


STALE CHECKS



    For the protection of shareholders and the Fund, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. The Fund has adopted procedures described in the statement of additional information regarding the treatment of stale checks, or you may contact your Financial Intermediary.

                           MONEY MANAGER INFORMATION


    The money managers have no affiliations with the Global Equity Fund or the Fund's service providers other than their management of Underlying Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Funds in FRIC, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.


    This section identifies the money managers for the Underlying Funds in which the Global Equity Fund invests.

                            QUANTITATIVE EQUITY FUND


    BARCLAYS GLOBAL FUND ADVISORS, 45 Fremont Street 17(th) Floor, San
       Francisco, CA 94105.


    FRANKLIN PORTFOLIO ASSOCIATES LLC, Two International Place, 22nd Floor,
       Boston, MA 02110-4104.

    J.P. MORGAN INVESTMENT MANAGEMENT, INC., 522 Fifth Ave., 6th Floor, New
       York, NY 10036.

    JACOBS LEVY EQUITY MANAGEMENT, INC., 280 Corporate Center, 3 ADP Boulevard,
       Roseland, NJ 07068.

                         INTERNATIONAL SECURITIES FUND


    DELAWARE INTERNATIONAL ADVISERS LTD., 80 Cheapside, 3rd Floor, London
       EC2V6EE England.



    FIDELITY MANAGEMENT TRUST COMPANY, 82 Devonshire Street, Boston, MA 02109.


    J.P. MORGAN INVESTMENT MANAGEMENT, INC., See: Quantitative Equity Fund.

    MASTHOLM ASSET MANAGEMENT, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue,
       WA 98004.


    MONTGOMERY ASSET MANAGEMENT, LLC, 101 California Street, 35(th) Floor, San
       Francisco, CA 94111.


    OECHSLE INTERNATIONAL ADVISORS, LLC, One International Place, 23rd Floor,
       Boston, MA 02110.


    SANFORD C. BERNSTEIN & CO., INC., 767 Fifth Avenue, 21st Floor, New York, NY
       10153-0185.


    THE BOSTON COMPANY ASSET MANAGEMENT, INC., One Boston Place, 14th Floor,
       Boston, MA 02108-4402.

                             EMERGING MARKETS FUND

    FOREIGN & COLONIAL EMERGING MARKETS LIMITED, Exchange House, Primrose
       Street, London, England EC2A 2NY.


    GENESIS ASSET MANAGERS LIMITED, 21 Knightsbridge, London SW1X 7LY England.



    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, 600 W. Broadway 29(th) Floor, San
       Diego, CA 92101.


    SANFORD C. BERNSTEIN & CO. INC., See: International Securities Fund.

    SCHRODERS CAPITAL MANAGEMENT INTERNATIONAL LIMITED, 31 Greshman Street,
       London EC2V 7QA England.


                           TAX-MANAGED LARGE CAP FUND
                            (FORMERLY EQUITY T FUND)


    J.P. MORGAN INVESTMENT MANAGEMENT, INC., See: Quantitative Equity Fund.


                           TAX-MANAGED SMALL CAP FUND

    GEEWAX, TERKER & COMPANY, 99 Starr Street, Phoenixville, PA 19460.


    WHEN CONSIDERING AN INVESTMENT IN THE GLOBAL EQUITY FUND, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE GLOBAL EQUITY FUND STATEMENT OF ADDITIONAL INFORMATION. THE GLOBAL EQUITY FUND HAS NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUND. THE FUND MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL GLOBAL EQUITY FUND SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUND OR IN THE UNDERLYING FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the LifePoints Tax-Managed Global Equity Fund, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the LifePoints Tax-Managed Global Equity Fund's investments will be available in the Fund's annual and semiannual reports to shareholders once the Fund has completed its first annual or semi-annual period. In the annual report, you will find a discussion of the Fund's holdings and of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the LifePoints Tax-Managed Global Equity Fund.

You may obtain free copies of the annual report for the Fund once the Fund has completed its first annual or semi-annual period and of the SAI or may request other information, by contacting your Financial Intermediary or the Fund at:
       Frank Russell Investment Company
       909 A Street
       Tacoma, WA  98402
       1-800-787-7354
       Fax: 253-591-3495
       Website: russell.com

You can review and copy information about the LifePoints Tax-Managed Global Equity Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330. You can obtain copies of this information upon paying a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Reports and other information about the LifePoints Tax-Managed Global Equity Fund are also available on the Commission's Internet website at sec.gov.

FRANK RUSSELL INVESTMENT COMPANY
Class S Shares:

 Tax-Managed Global Equity Fund


[RUSSELL LOGO]                      Distributor: Russell Fund Distributors, Inc.
                                                          SEC File No. 811-3153
                                                              36-08-084 (05/00)

MONEY MARKET FUNDS


                    FRANK RUSSELL INVESTMENT COMPANY

MONEY MARKET FUNDS

PROSPECTUS

CLASS S SHARES:

MONEY MARKET FUND
US GOVERNMENT MONEY MARKET FUND
TAX FREE MONEY MARKET FUND


MAY 1, 2000
909 A STREET, TACOMA, WA  98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

[RUSSELL LOGO]

                               TABLE OF CONTENTS


Risk/Return Summary.........................................      3
  Investment Objective, Principal Investment Strategies and
    Principal Risks.........................................      3
  Performance...............................................      5
  Fees and Expenses.........................................      8
Investment Objective and Principal Investment Strategies....     10
Risks.......................................................     12
Management of the Funds.....................................     13
The Money Managers..........................................     14
Dividends and Distributions.................................     15
Taxes.......................................................     15
How Net Asset Value Is Determined...........................     16
How to Purchase Shares......................................     17
Exchange Privilege..........................................     19
How to Redeem Shares........................................     20
Payment of Redemption Proceeds..............................     21
Written Instructions........................................     21
Account Policies............................................     22
Financial Highlights........................................     24
Money Manager Information...................................     27

                              RISK/RETURN SUMMARY



   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS



MONEY MARKET FUND
-----------------------



INVESTMENT           To maximize current income to the extent consistent with the
OBJECTIVE            preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value, by investing in short-term, high-grade money market instruments.

PRINCIPAL            The Money Market Fund invests in a portfolio of high quality
INVESTMENT           money market securities maturing within 397 days or less.
STRATEGIES           The Fund principally invests in securities issued or
                     guaranteed by the US government or its agencies or by US and foreign banks, as well as asset-backed securities and
                     short-term debt of US and foreign corporations and trusts.
                     The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Money Market Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market and credit risks.

PRINCIPAL RISKS      An investment in the Money Market Fund, like any investment, has risks. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including instruments of US and foreign banks and branches and foreign corporations, use of repurchase agreements and credit and liquidity enhancements. Please refer to the
                     "Risks" section later in this Prospectus for further
                     details.



US GOVERNMENT MONEY MARKET FUND
-----------------------------------------



INVESTMENT           To provide the maximum current income that is consistent
OBJECTIVE            with the preservation of capital and liquidity and the
                     maintenance of a stable $1.00 per share net asset value by investing exclusively in US government obligations.

PRINCIPAL            The US Government Money Market Fund invests in a portfolio
INVESTMENT           of high quality money market securities issued or guaranteed
STRATEGIES           by the US government or any of its agencies and
                     instrumentalities maturing within 397 days or less. The
                     dollar-weighted average maturity of the Fund's portfolio is
                     90 days or less. The Fund seeks to achieve its objective by active security selection consistent with its daily
                     assessment of market risks.

PRINCIPAL RISKS      An investment in the US Government Money Market Fund, like any investment, has risks. The principal risks of investing in the Fund are those associated with investing in
                     fixed-income securities and repurchase agreements. Please
                     refer to the "Risks" section later in this Prospectus for
                     further details.



TAX FREE MONEY MARKET FUND
---------------------------------



INVESTMENT           To provide the maximum current income exempt from federal
OBJECTIVE            income tax that is consistent with the preservation of
                     capital and liquidity, and the maintenance of a $1.00 per
                     share net asset value by investing in short-term municipal obligations.

PRINCIPAL            The Tax Free Money Market Fund invests in a portfolio of
INVESTMENT           high quality short-term debt securities maturing in 397 days
STRATEGIES           or less. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Fund invests almost
                     exclusively in investment-grade municipal debt obligations providing tax-exempt interest income.

PRINCIPAL RISKS      An investment in the Tax Free Money Market Fund, like any
                     investment, has risks. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations and credit and liquidity enhancements. Please refer to the "Risks" section later in this Prospectus for further details on these risks.



An investment in any of the Funds offered by this Prospectus is not insured or guaranteed by the Federal Depsoit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in any of the Funds.

                                  PERFORMANCE



    The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class S shares varies from year to year over a 10-year period. The highest and lowest quarterly returns during the period shown in the bar charts for each of the Funds's Class S Shares is set forth below the bar charts.



    The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing each Fund's average annual returns for 1, 5 and 10 years.


    Past performance is no indication of future results.
--------------------------------------------------------------------------------


                           MONEY MARKET FUND CLASS S
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  8.55%
1991  6.38%
1992  4.11%
1993  3.48%
1994  4.57%
1995  6.19%
1996  5.63%
1997  5.79%
1998  5.69%
1999  5.27%


                          BEST QUARTER: 2.11% (3Q/90)
                          WORST QUARTER: 0.80% (4Q/93)



      -------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR     5 YEARS    10 YEARS
      ---------------------------------------                      ------     -------    --------
      Money Market Fund Class S*.................................   5.27%      5.70%      5.54%

      30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 1999           CURRENT

      Money Market Fund Class S..................................   5.67%

      7-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 1999            CURRENT   EFFECTIVE

      Money Market Fund Class S..................................   5.69%      5.85%
      -------------------------------------------------------------------------------------------


  ----------------------------


   * For periods prior to April 1, 1995 performance results for the Money Market Fund do not reflect deduction of all management fees.


--------------------------------------------------------------------------------


    To obtain current yield information, please call 1-800-787-7354.

--------------------------------------------------------------------------------


                    US GOVERNMENT MONEY MARKET FUND CLASS S
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  8.04%
1991  5.90%
1992  3.53%
1993  2.88%
1994  3.87%
1995  5.98%
1996  5.40%
1997  5.59%
1998  5.34%
1999  4.93%


                          BEST QUARTER: 1.98% (3Q/90)
                          WORST QUARTER: 0.67% (4Q/93)



      -------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR     5 YEARS    10 YEARS
      ---------------------------------------                      ------     -------    --------
      US Government Money Market Fund Class S....................   4.93%      5.44%      5.13%

      30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 1999           CURRENT

      US Government Money Market Fund Class S....................   5.35%

      7-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 1999            CURRENT   EFFECTIVE

      US Government Money Market Fund Class S....................   5.30%      5.44%
      -------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------


    To obtain current yield information, please call 1-800-787-7354.

--------------------------------------------------------------------------------


                       TAX FREE MONEY MARKET FUND CLASS S
                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  5.99%
1991  4.84%
1992  3.09%
1993  2.55%
1994  2.83%
1995  3.76%
1996  3.35%
1997  3.61%
1998  3.36%
1999  3.31%


                          BEST QUARTER: 1.50% (4Q/90)
                          WORST QUARTER: 0.58% (1Q/94)



      -------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED DECEMBER 31, 1999                      1 YEAR     5 YEARS    10 YEARS
      ---------------------------------------                      ------     -------    --------
      Tax Free Money Market Fund Class S.........................   3.31%      3.47%      3.66%

      30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 1999           CURRENT

      Tax Free Money Market Fund Class S.........................   3.70%

      7-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 1999            CURRENT   EFFECTIVE

      Tax Free Money Market Fund Class S.........................   4.42%      4.52%

      7-DAY TAX EQUIVALENT YIELD FOR THE YEAR ENDED DECEMBER 31,
        1999                                                       CURRENT   EFFECTIVE

      Tax Free Money Market Fund.................................   7.32%      7.48%
      -------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------


    To obtain current yield information, please call 1-800-787-7354.

                               FEES AND EXPENSES



    The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.


                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                         MAXIMUM SALES
                                         MAXIMUM SALES   CHARGE (LOAD)
                                         CHARGE (LOAD)    IMPOSED ON        MAXIMUM
                                          IMPOSED ON      REINVESTED     DEFERRED SALES   REDEMPTION   EXCHANGE
                                           PURCHASES       DIVIDENDS     CHARGE (LOAD)       FEES        FEES
                                           ---------       ---------     -------------       ----        ----

Each Fund (Class S)....................      None            None             None           None        None


                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)


                                                                OTHER
                                                               EXPENSES      TOTAL GROSS               TOTAL NET
                                                              (INCLUDING     ANNUAL FUND              ANNUAL FUND
                                                 ADVISORY   ADMINISTRATIVE    OPERATING      FEE       OPERATING
                                                   FEE          FEES)         EXPENSES*    WAIVERS#    EXPENSES
                                                   ---          -----         ---------    --------    --------

Money Market Fund..............................    0.20%         0.12%          0.32%       (0.15)%       0.17%

US Government Money Market Fund................    0.20%         0.34%          0.54%       (0.24)%       0.30%

Tax Free Money Market Fund.....................    0.20%         0.11%          0.31%       (0.10)%       0.21%


------------------------


* If you purchase any class of Shares of a Fund through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your intermediary for information concerning what additional fees, if any, will be charged.



# FRIMCo has contractually agreed to waive, at least until February 28, 2001, a portion of its 0.25% combined advisory and administrative fees for the US Government Money Market Fund, up to the full amount of that fee for all expenses that exceed 0.30% of the average daily net assets on an annual basis. Additionally, FRIMCo has contractually agreed to waive, at least until February 28, 2001, 0.15% of its 0.25% and 0.10% of its 0.25% combined advisory and administrative fees for the Money Market Fund and Tax Free Money Market Fund, respectively.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN EACH FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.


    The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.



    Although your actual costs may be higher or lower, under these assumptions your costs would be:



                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                               ------    -------    -------    --------
CLASS S:
Money Market Fund...........................................    $17        $ 87       $164       $390
US Government Money Market Fund.............................     31         149        278        654
Tax Free Money Market Fund..................................     22          90        164        384

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


MONEY MARKET FUND
-----------------------


INVESTMENT           To maximize current income to the extent consistent with the
OBJECTIVE            preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value, by investing in short-term, high-grade money market instruments.

PRINCIPAL            The Money Market Fund invests in a portfolio of high quality
INVESTMENT           money market securities maturing within 397 days or less.
STRATEGIES           The Fund principally invests in securities issued or
                     guaranteed by the US government or its agencies or by US and foreign banks, as well as asset-backed securities and
                     short-term debt of US and foreign corporations and trusts.
                     The Fund invests in securities which may be supported by
                     credit enhancements primarily from US and foreign banks. Up to 10% of the Fund's net assets may be "illiquid" securities
                     (i.e., securities that do not have a readily available
                     market or that are subject to resale restrictions). The
                     Fund's investments may include adjustable rate securities
                     whose rates are tied to appropriate money market indices
                     which reset frequently. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

                     The Money Market Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market and credit risks. This approach begins with a broad review of the economic and political environment. Interest rate forecasts of the investment community and Federal Reserve policy are analyzed to develop an expectation for interest rate trends. Within this framework, the Fund identifies individual securities for investment.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions.


US GOVERNMENT MONEY MARKET FUND
-----------------------------------------


INVESTMENT           To provide the maximum current income that is consistent
OBJECTIVE            with the preservation of capital and liquidity and the
                     maintenance of a stable $1.00 per share net asset value by investing exclusively in US government obligations.

PRINCIPAL            The US Government Money Market Fund invests in a portfolio
INVESTMENT           of high quality money market securities issued or guaranteed
STRATEGIES           by the US government or any of its agencies and
                     instrumentalities maturing within 397 days or less. These
                     include, among others, the US Treasury, Federal National
                     Mortgage Association, Federal Home Loan Mortgage Association
                     and the Federal Home Loan Bank. The Fund enters into
                     repurchase agreements collateralized by US government and
                     agency obligations. The Fund's investments may include
                     adjustable rate securities whose rates are

                     tied to appropriate money market indices and reset frequently. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

                     The Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market risks. This approach begins with a broad review of the economic and political environment. Interest rate forecasts of the investment community and Federal Reserve policy are analyzed to develop an expectation for interest rate trends.
                     Within this framework, the Fund identifies individual securities for investment.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions.


TAX FREE MONEY MARKET FUND
---------------------------------


INVESTMENT           To provide the maximum current income exempt from federal
OBJECTIVE            income tax that is consistent with the preservation of
                     capital and liquidity, and the maintenance of a $1.00 per
                     share net asset value by investing in short-term municipal obligations.

PRINCIPAL            The Tax Free Money Market Fund invests in a portfolio of
INVESTMENT           high quality short-term debt securities maturing in 397 days
STRATEGIES           or less. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

                     The Fund invests almost exclusively in investment-grade municipal debt obligations providing tax-exempt interest income. Specifically, these obligations are debt obligations, rated A- or higher by Moody's Investor Service, Inc. or its equivalent by a nationally recognized statistical rating organization (NRSRO), issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects.

                     Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements are generally letters of credit from foreign or domestic banks.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions.

                                     RISKS



    An investment in the Funds, like any investment, has risks. The following table describes principal types of risks that the Funds are subject to and lists next to each description those Funds most likely to be affected by the risk. Other Funds that are not listed may hold portfolio investments that are subject to one or more of the risks, but will not do so in a way that is expected to principally affect the performance of the Fund as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.



RISK ASSOCIATED WITH:                         DESCRIPTION                          RELEVANT FUND
---------------------                         -----------                          -------------

FIXED-INCOME            Prices of fixed-income securities rise and fall in        Money Market
SECURITIES              response to interest rate changes. Generally, when        US Government
                        interest rates rise, prices of fixed-income securities    Money Market
                        fall. The longer the duration of the security, the more   Tax Free
                        sensitive the security is to this risk. A 1% increase     Money Market
                        in interest rates would reduce the value of a $100 note
                        by approximately one dollar if it had a one-year
                        duration, but would reduce its value by approximately
                        fifteen dollars if it had a 15-year duration. There is
                        also a risk that one or more of the securities will be
                        downgraded in credit rating or go into default.
                        Lower-rated bonds generally have higher credit risks.

INSTRUMENTS OF          Non-US corporations and banks issuing dollar              Money Market
US AND FOREIGN          denominated instruments in the US are not necessarily
BANKS AND               subject to the same regulatory requirements that apply
BRANCHES AND            to US corporations and banks, such as accounting,
FOREIGN                 auditing and recordkeeping standards, the public
CORPORATIONS            availability of information and, for banks, reserve
                        requirements, loan limitations and examinations. This
                        increases the possibility that a non-US corporation or
                        bank may become insolvent or otherwise unable to
                        fulfill its obligations on these instruments.

MUNICIPAL               Municipal obligations are affected by economic,           Tax Free
OBLIGATIONS             business or political developments. These securities      Money Market
                        may be subject to provisions of litigation, bankruptcy
                        and other laws affecting the rights and remedies of
                        creditors, or may become subject to future laws
                        extending the time for payment of principal and/or
                        interest, or limiting the rights of municipalities to
                        levy taxes.

CREDIT AND              Adverse changes in a guarantor's credit quality if        Money Market
LIQUIDITY               contemporaneous with adverse changes in the guaranteed    Tax Free
ENHANCEMENTS            security could cause losses to a Fund and may affect      Money Market
                        its net asset value.

RISK ASSOCIATED WITH:                         DESCRIPTION                          RELEVANT FUND
---------------------                         -----------                          -------------
REPURCHASE              Under a repurchase agreement, a bank or broker sells      US Government
AGREEMENTS              securities to a Fund and agrees to repurchase them at     Money Market
                        the Fund's cost plus interest. If the value of the
                        securities declines, and the bank or broker defaults on
                        its repurchase obligation, the Fund could incur a loss.



    AN INVESTMENT IN MONEY MARKET FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MONEY MARKET, US GOVERNMENT MONEY MARKET AND TAX FREE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN EACH OF THESE FUNDS.


                            MANAGEMENT OF THE FUNDS


    The Funds' investment adviser is Frank Russell Investment Management Company (FRIMCo), 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and manages over $17 billion in more than 30 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Frank Russell Company (Russell).



    Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides the Funds and FRIMCo with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.


    Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance corporation headquartered in Milwaukee, Wisconsin. It leads the US in both individual life insurance sold annually and individual life insurance in force.


    FRIMCo acts as money manager for the Money Market and US Government Money Market Funds and recommends money managers to the Tax Free Money Market Fund, oversees them, and evaluates their results. Each Fund's money manager selects the individual portfolio securities for the assets assigned to it.



    The aggregate annual rate of advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of each Fund's average daily net assets: Money Market Fund, 0.25%, US Government Money Market Fund, 0.25% and Tax Free Money Market Fund, 0.25%. Of these aggregate amounts 0.05% is attributable to administrative services. FRIMCo has contractually agreed to waive, at least until February 28, 2001, a portion of its 0.25% combined advisory and administrative fees for the US Government Money Market Fund, up to the full amount of that fee for all expenses that exceed 0.30% of the average daily net assets on an annual basis. Additionally, FRIMCo has contractually agreed to waive 0.15% of its 0.25% and 0.10% of its 0.25% combined advisory and administrative fees for the Money Market Fund and Tax Free Money Market Fund, respectively. Each Fund may also pay, in addition to the aggregate fees set forth above, a fee which compensates FRIMCo for managing collateral which the Funds have received in certain portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.


                               THE MONEY MANAGERS


    The Tax Free Money Market Fund allocates its assets to the money manager listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets to one or more other money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Fund's Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Funds select money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in any Fund's selection or termination of a money manager.



    A money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, the money manager must operate within the Fund's investment objectives, restrictions and policies. Additionally, the manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for a manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to a money manager, FRIMCo intends to capitalize on the strengths of the money manager and if multiple managers are employed, to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS


    Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income (if any), according to the following schedule:



DECLARED                               PAYABLE                                      FUNDS
--------                               -------                                      -----
Daily................  Jan. to Nov., 2nd to last business day   Money Market Fund
                       of the month; Dec., last business day    US Government Money Market Fund
                       of the month                             Tax Free Money Market Fund



    The Funds determine net investment income immediately prior to the determination of their net asset values. This occurs at the earlier of 4:00 p.m. or the close of the New York Stock Exchange on each business day. Net investment income is credited daily to the accounts of shareholders of record prior to the net asset value calculation. The income is paid monthly.


CAPITAL GAINS DISTRIBUTIONS


    The Board intends to declare long-term capital gain distributions once a year in mid-December to reflect any net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution, if necessary, in any year for operation or other reasons.


AUTOMATIC REINVESTMENT


    Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.


                                     TAXES


    In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.



    Because the Funds expect to maintain a stable $1.00 Share price, you should not have any gain or loss if you sell your Shares.


    Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences in holding shares of a Fund.

    The Tax Free Money Market Fund intends to continue to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of its total assets in municipal obligations. If the Fund satisfies this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional shares. The Fund may invest a portion of its assets in private activity bonds, the income from which is a preference item in determining your alternative minimum tax.

    By law, a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

    Additional information on these and other tax matters relating to the Funds and their shareholders is included in the section entitled "Taxes" in the SAI.

                       HOW NET ASSET VALUE IS DETERMINED

NET ASSET VALUE PER SHARE


    The net asset value per share is calculated for Shares of each Fund on each business day on which Shares are offered or redemption orders are tendered. A business day for the Funds includes any day on which the New York Stock Exchange
(NYSE) is open for trading and the Boston Federal Reserve Bank is open. Neither the NYSE nor the Boston Federal Reserve Bank is open on national holidays. All Funds determine net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.


VALUATION OF PORTFOLIO SECURITIES


    The Funds' portfolio investments are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

                             HOW TO PURCHASE SHARES


    Funds are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.



    There is currently no required minimum investment in the Funds described in this Prospectus. The Funds are designed to be used as part of an allocated investment portfolio in combination with Funds described in the Russell Funds Prospectus or Institutional Funds Prospectus of Frank Russell Investment Company
(FRIC).


    Financial Intermediaries may charge their customers a fee for providing investment-related services. Financial Intermediaries generally receive no compensation from the Funds or the Funds' service providers with respect to Class S Shares of the Funds.

PAYING FOR SHARES


    You may purchase Shares of the Funds through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per share calculated after the Funds' receive your order in proper form (defined in the "Written Instructions" section), and accept the order.


    All purchases must be made in US. dollars. Checks and other negotiable bank drafts must be drawn on US. banks and made payable to "Frank Russell Investment Company." The Funds reserve the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. You will be responsible for any resulting loss to the Funds. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

OFFERING DATES AND TIMES

    Orders must be received by the Funds prior to the following designated times:


    4:00 p.m. Eastern Time or close of the NYSE,          Money Market Fund
      whichever is earlier*
    11:45 a.m. Eastern Time                               Tax Free Money Market Fund
    12:15 p.m. Eastern Time                               US Government Money Market Fund


------------------------------

* On days when the Public Securities Association declares an early closure of the bond market, orders for purchase of shares of the Money Market Fund must be received prior to the time of such early closure.


    Purchases can be made on any day when Fund Shares are offered. Because Financial Intermedaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.

ORDER AND PAYMENT PROCEDURES


    Generally, you must place purchase orders for Shares of the Funds through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed Application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.


BY MAIL

    For new accounts, please mail the completed Application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to the Funds' Transfer Agent. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Third party checks will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

BY FEDERAL FUNDS WIRE

    You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

BY AUTOMATED CLEARING HOUSE ("ACH")

    You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.

AUTOMATED INVESTMENT PROGRAM


    You can make regular investments (minimum $50) in the Funds in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.



THREE-DAY SETTLEMENT PROGRAM



    The Funds will accept orders at the next computed net asset value from Financial Intermediaries to purchase Shares of the Funds for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the program and agreed in writing to indemnify the Funds against any losses resulting from non-receipt of payment.

                               EXCHANGE PRIVILEGE

BY MAIL OR TELEPHONE


    Through your Financial Intermediary, you may exchange Shares of any Fund you own for shares of any other Fund on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for Shares of a Fund offered by FRIC through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other Funds, contact your Financial Intermediary.



    Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing to your Financial Intermediary.



    An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. The Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after the Funds received the exchange request in good order.


IN-KIND EXCHANGE OF SECURITIES


    FRIMCo, in its capacity as the Funds' investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the applicable Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.


    Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss for federal income tax purposes on the exchange. If you are contemplating an in-kind exchange you should consult your tax adviser.


    The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to the Funds and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Fund, along with the securities. Please contact your Financial Intermediary for further information.

                              HOW TO REDEEM SHARES

    Shares of the Funds may be redeemed through your Financial Intermediary on any business day the Funds are open at the next net asset value per share calculated after the Funds' Transfer Agent receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

REDEMPTION DATES AND TIMES


    Redemption requests must be placed through a Financial Intermediary and received by the Funds prior to the following designated times. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Fund shares are offered, or through the Systematic Withdrawal Program described below.



    4:00 p.m. Eastern Time or close of the NYSE,          Money Market Fund
      whichever is earlier*

    11:45 a.m. Eastern Time                               Tax Free Money Market Fund

    12:15 p.m. Eastern Time                               US Government Money Market Fund


------------------------------


* On days when the Public Securities Association declares an early closure of the bond market, orders for redemption of shares of the Money Market Fund must be received prior to the time of such early closure.


BY MAIL OR TELEPHONE

    You may redeem your shares by calling or writing to your Financial Intermediary. Written requests to sell shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

SYSTEMATIC WITHDRAWAL PROGRAM


    The Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your shares under a systematic withdrawal program, it is a taxable transaction.


    You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

ACCOUNTS IN STREET NAME


    Many brokers, employee benefit plans and bank trusts combine their client's Fund holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Fund shares through a brokerage account, employee benefit plan or bank trust fund, the Funds may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.


                         PAYMENT OF REDEMPTION PROCEEDS

BY CHECK


    When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.


BY WIRE

    If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after the Funds receive your redemption request. The Funds may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                              WRITTEN INSTRUCTIONS

PROPER FORM: Written instructions must be in proper form. They must include:

        A description of the request

        The name of the Fund(s)

        The class of shares, if applicable

        The account number(s)

        The amount of money or number of shares being purchased, exchanged,
    transferred or         redeemed

        The name(s) on the account(s)

        The signature(s) of all registered account owners

        For exchanges, the name of the Fund you are exchanging into

        Your daytime telephone number

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE


ACCOUNT TYPE                             REQUIREMENTS FOR WRITTEN REQUESTS
Individual, Joint Tenants, Tenants in    Written instructions must be signed by each
Common                                   shareholder, exactly as the names appear in the
                                         account registration.

UGMA or UTMA (custodial                  Written instructions must be signed by the
accounts for minors)                     custodian in his/her capacity as it appears in
                                         the account registration.

Corporation, Association                 Written instructions must be signed by authorized
                                         person(s), stating his/her capacity as indicated
                                         by the corporate resolution to act on the account
                                         and a copy of the corporate resolution, certified
                                         within the past 90 days, authorizing the signer
                                         to act.

Estate, Trust, Pension, Profit Sharing   Written instructions must be signed by all
Plan                                     trustees. If the name of the trustee(s) does not
                                         appear in the account registration, please
                                         provide a copy of the trust document certified
                                         within the last 60 days.

Joint tenancy shareholders whose         Written instructions must by signed by the
co-tenants are deceased                  surviving tenant(s). A certified copy of the
                                         death certificate must accompany the request.


SIGNATURE GUARANTEE

    The Funds reserve the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.

                                ACCOUNT POLICIES

THIRD PARTY TRANSACTIONS


    If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.


REDEMPTION IN-KIND


    A Fund may pay for any portion of the redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

STATE CHECKS



    For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. The Funds have adopted procedures described in the statement of additional information regarding the treatment of stale checks, or you may contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS


    The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share throughout each year or period ended December 31. The total returns in the table represent how much your investment in the Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request.

MONEY MARKET FUND--CLASS S SHARES


                                                                  YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------------
                                                     1999         1998        1997       1996       1995
                                                  ----------   ----------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD............  $   1.0000   $   1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                  ----------   ----------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income.........................       .0515        .0553      .0563      .0549      .0601
                                                  ----------   ----------   --------   --------   --------
DISTRIBUTIONS
  From net investment income....................      (.0515)      (.0553)    (.0563)    (.0549)    (.0601)
                                                  ----------   ----------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD..................  $   1.0000   $   1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                  ==========   ==========   ========   ========   ========

TOTAL RETURN (%)(a).............................        5.27         5.69       5.79       5.63       6.19

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)......   2,026,717    1,605,026    926,283    496,932    533,643

  Ratios to average net assets (%)(a):
    Operating expenses, net.....................         .17          .16        .08        .05        .06
    Operating expenses, gross ..................         .32          .31        .30        .30        .26
    Net investment income.......................        5.15         5.54       5.65       5.49       6.01


--------------------------


(a) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

US GOVERNMENT MONEY MARKET FUND--CLASS S SHARES



                                                                        YEARS ENDED DECEMBER 31,
                                                          ----------------------------------------------------
                                                            1999       1998       1997       1996       1995
                                                          --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD....................  $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                          --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income.................................     .0483      .0520      .0545      .0526      .0580
                                                          --------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income............................    (.0483)    (.0520)    (.0545)    (.0526)    (.0580)
                                                          --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD..........................  $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                          ========   ========   ========   ========   ========
TOTAL RETURN (%)........................................      4.93       5.34       5.59       5.40       5.98

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..............   190,150    166,224    187,412    239,725    149,941

  Ratios to average net assets (%):
    Operating expenses, net.............................       .30        .32        .20        .25        .32
    Operating expenses, gross...........................       .54        .55        .41        .50        .51
    Net investment income...............................      4.83       5.20       5.44       5.27       5.82

TAX FREE MONEY MARKET FUND--CLASS S SHARES



                                                                          YEARS ENDED DECEMBER 31,
                                                            ----------------------------------------------------
                                                              1999       1998       1997       1996       1995
                                                            --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD......................  $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000

INCOME FROM OPERATIONS
  Net investment income...................................     .0326      .0331      .0355      .0329      .0370
                                                            --------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income..............................    (.0326)    (.0331)    (.0355)    (.0329)    (.0370)
                                                            --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD............................  $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                            ========   ========   ========   ========   ========
TOTAL RETURN (%)(a).......................................      3.31       3.36       3.61       3.35       3.76

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)................   246,695    194,663    130,725    102,207     78,000

  Ratios to average net assets (%)(a):
    Operating expenses, net...............................       .21        .34        .28        .42        .48
    Operating expenses, gross.............................       .31        .44        .38        .42        .48
    Net investment income.................................      3.28       3.29       3.55       3.28       3.69


--------------------------


(a) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

                           MONEY MANAGER INFORMATION


    The money managers identified below, other than the money manager for the Money Market and US Government Money Market Funds, have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Funds in FRIC, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly owned subsidiary, Frank Russell Trust Company.



                               MONEY MARKET FUND


    FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY, 909 A Street, Tacoma, WA 98402.


                        US GOVERNMENT MONEY MARKET FUND



    FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY, See: Money Market Fund.



                           TAX FREE MONEY MARKET FUND



    WEISS, PECK & GREER, LLC, One New York Plaza, 30th Floor, New York, NY
10004.



    WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL FUND SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
       Frank Russell Investment Company
       909 A Street
       Tacoma, WA  98402
       Telephone: 1-800-787-7354
       Fax: 253-591-3495
       Website: russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330. You can obtain copies of this information upon paying a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Reports and other information about the Funds are also available on the Commission's Website: sec.gov.

FRANK RUSSELL INVESTMENT COMPANY
  Class S Shares:
  Money Market Fund
  US Government Money Market Fund
  Tax Free Money Market Fund

[RUSSELL LOGO]                    Distributor: Russell Fund Distributors, Inc.
                                                        SEC File No. 811-3153
                                                              36-08-059 (5/00)

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A Street
                            Tacoma, Washington 98402
                            Telephone (800) 972-0700

                          In Washington (253) 627-7001

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2000


     Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers Shares of beneficial interest in the Funds in multiple separate prospectuses.

     This Statement of Additional Information ("Statement") is not a Prospectus; this Statement should be read in conjunction with the Fund of Funds' Prospectuses, which may be obtained without charge by telephoning or writing FRIC at the number or address shown above.


     Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.


     This Statement incorporates by reference the Fund of Funds' Annual Reports to Shareholders for the year ended December 31, 1999. Copies of the Fund of Funds' Annual Reports accompany this Statement. The Tax-Managed Global Equity Fund did not issue any Shares in 1999 and therefore has not yet issued an Annual Report to shareholders.



     This Statement describes the Class C, Class D, Class E and Class S Shares of the Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds and the Class C and Class S Shares of the Tax-Managed Global Equity Fund (collectively, the "Fund of Funds"), each of which invests in different combinations of other funds (the "Underlying Funds") which invests in different combinations of stocks, bonds and cash equivalents.



                    FUND                    INCEPTION DATE       PROSPECTUS DATE
                    ----                    --------------       ---------------
    Equity Aggressive Strategy Fund       September 30, 1997       May 1, 2000
    Aggressive Strategy Fund              September 16, 1997       May 1, 2000
    Balanced Strategy Fund                September 16, 1997       May 1, 2000
    Moderate Strategy Fund                October 2, 1997          May 1, 2000
    Conservative Strategy Fund            November 7, 1997         May 1, 2000
    Tax-Managed Global Equity Fund        February 1, 2000         May 1, 2000

     The Underlying Funds in which the Fund of Funds currently invest commenced operations on the dates indicated below:


                         FUND                                     INCEPTION DATE
                         ----                                     --------------
               Diversified Equity Fund                     September 5, 1985
                 Special Growth Fund                       September 5, 1985
               Quantitative Equity Fund                    May 15, 1987
            International Securities Fund                  September 5, 1985
                Diversified Bond Fund                      September 5, 1985
                 Short Term Bond Fund                      October 30, 1981
               Multistrategy Bond Fund                     January 29, 1993
             Real Estate Securities Fund                   July 28, 1989
                Emerging Markets Fund                      January 29, 1993
 Tax-Managed Large Cap Fund (formerly Equity T Fund)       October 7, 1996
              Tax-Managed Small Cap Fund                   December 1, 1999

                                TABLE OF CONTENTS

 CERTAIN TERMS USED IN THIS STATEMENT OF ADDITIONAL INFORMATION ARE DEFINED IN
                      THE GLOSSARY, WHICH BEGINS ON PAGE 51


                                                                            Page

STRUCTURE AND GOVERNANCE...............................................      1
   Organization and Business History...................................      1
   Shareholder Meetings................................................      1
   Controlling Shareholders............................................      1
   Trustees and Officers...............................................      2

OPERATION OF FRIC......................................................      8
   Service Providers...................................................      8
   Consultant..........................................................      8
   Advisor and Administrator...........................................      8
   Money Managers......................................................     10
   Distributor.........................................................     11
   Custodian...........................................................     11
   Transfer and Dividend Disbursing Agent..............................     12
   Order Placement Designees...........................................     12
   Independent Accountants.............................................     12
   Codes of Ethics.....................................................
   Plan Pursuant to Rule 18f-3.........................................     12
   Distribution Plan...................................................     13
   Shareholder Services Plan...........................................     14
   Underlying Fund Expenses............................................     14
   Fund of Funds Operating Expenses....................................     15
   Purchase and Redemption of Fund of Funds Shares.....................
   Valuation of the Fund of Fund Shares................................     15
   Pricing of Securities...............................................     15
   Portfolio Turnover Rates of the Fund of Funds.......................     16
   Portfolio Transaction Policies of the Underlying Funds..............     16
   Brokerage Allocations...............................................     17
   Brokerage Commissions...............................................     18
   Yield and Total Return Quotations...................................     18

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES OF THE FUND OF  FUNDS..     19
   Investment Restrictions.............................................     19
   Investment Policies and Practices of the Fund of Funds..............     20

INVESTMENT POLICIES OF THE UNDERLYING FUNDS............................     22
TAXES..................................................................     42
MONEY MANAGER INFORMATION FOR UNDERLYING FUNDS.........................     43
RATINGS OF DEBT INSTRUMENTS............................................     46
FINANCIAL STATEMENTS...................................................     52
GLOSSARY...............................................................     53

                            STRUCTURE AND GOVERNANCE


     ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation in October 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

     FRIC is currently organized and operating under an amended Master Trust Agreement dated July 26, 1984, and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of FRIC or the Fund, respectively. FRIC is a registered open-end management investment company of the diversified type.


     FRIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio -- a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The amended Master Trust Agreement provides that a shareholder may be required to redeem Shares in a Fund under circumstances set forth in the Master Trust Agreement.



     FRIC Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $0.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Each of the Fund of Funds described in this Statement, other than the Tax-Managed Global Equity Fund which only offers Shares of beneficial interest in the Class C and S Shares, offers Shares of beneficial interest in the Class C, Class D, Class E and Class S Shares. The Class C, Class D and Class E Shares are subject to a shareholder services fee of up to 0.25%. In addition, the Class D Shares are subject to a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%) and the Class C Shares are subject to a 0.75% Rule 12b-1 fee. Unless otherwise indicated, "Shares" in this Statement refers to the Class C, Class D and Class E Shares of the Fund of Funds, other than the Tax-Managed Global Equity Fund, and Class C and Class S Shares of the Tax-Managed Fund Global Equity Fund.


     Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

     Frank Russell Company has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.


     SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of the outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.



     CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.

     At March 31, 2000, the following shareholders owned 5% or more of any Class of any Fund's Shares:


     AGGRESSIVE STRATEGY FUND CLASS D - Security Trustee Co., Trustee, Karr Tuttle Campbell Retirement Savings Plan, 2390 East Camelback Road, Suite 240, Phoenix, AZ 85016-3434, 37.73%, record; Maltrust & Co., c/o Eastern Bank & Trust AM & M, Attn: Retirement Plan Services, 3rd Floor, 217 Essex Street, Salem, MA 01970-3728, 31.85%, record, Webster Trust Co., Trustee, For Beecher & Bennett 401K Profit Sharing Plan, Attn: Christopher Rand, 346 Main Street, Kensington, CT 06037-2652, 8.32%, record; Security Trust Company, Trustee, FBO Pace International LLC 401K Plan, 2390 East Camelback Road, Suite 240, Phoenix, AZ 85016-3434, 6.64%, record.


     AGGRESSIVE STRATEGY FUND CLASS E - Board of Pensions of the Church of God, Inc., Trustees, Church of God Pension Plan, Attn: Doug Hamlin, P.O. Box 2559, Anderson, IN 46018-2559, 10.66%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn:
     Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 7.37%, record.



     AGGRESSIVE STRATEGY FUND CLASS S - Deborah M. Dahl, P.O. Box 357, Toledo, OR 97391-0357, 35.54%, record; Peter Killian Wilke & Anne Marie White Wilke, Trustees, Peter K. Wilke & Anne M. Wilke Living Trust U/A DTD 10/20/92, 5 High Bluff, Laguna Niguel, CA 92677-4259; 14.18%, record;
     Raymond James & Assoc., Inc., CSDN, James E. Ryan IRA R/O, 253 Miami Lakes Drive, Milford, OH 45150-5810, 8.06%, record; W.R. Meadows, Inc. Profit Sharing Plan and 401K Plan Trust, Aggressive, c/o Corus Asset Management, 2401 N. Halsted Street, Chicago, IL 60614-2451, 6.46%, record.



     BALANCED STRATEGY FUND CLASS D - Bellingham Cold Storage Co. Profit Sharing Retirement Plan, Security Trust Co., Trustee, 2390 East Camelback Road, Suite 240, Phoenix, AZ 85016-3434, 38.20%, record; Maltrust & Co., c/o Eastern Bank & Trust AM & M, Attn: Retirement Plan Services, 3rd Floor, 217 Essex Street, Salem, MA 01970-3728, 35.24%, record; Security Trustee Co., Trustee, Karr Tuttle Campbell Retirement Savings Plan, 2390 East Camelback Road, Suite 240, Phoenix, AZ 85016-3434, 13.00%, record.



     BALANCED STRATEGY FUND CLASS E - Board of Pensions of the Church of God, Inc., Trustees, Church of God Pension Plan - ANNU., Attn: Doug Hamlin, P.O. Box 2559, Anderson, IN 46018-2559, 19.72%, record; NFSC FEBO #U19-000019,
     Firstar - Reinvest, Chris Surges, P.O. Box 1787, Mutual Funds, 9th Floor, Milwaukee, WI 53201-1787, 8.42%, record; Board of Pensions of the Church of God, Inc., Trustees, Church of God Pension Plan, Attn: Doug Hamlin, P.O. Box 2559, Anderson, IN 46018-2559, 8.17%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn:
     Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 6.00%, record.



     BALANCED STRATEGY FUND CLASS S - Robert W. Baird & Co., Inc., Trustee, FBO Michael Blankenship Rollover IRA, A/C 1596-6289, P.O. Box 6052, Tallahassee, FL 32314-6052, 16.54%, record; Frank Mannarino and Paul Nitz, Trustees Under The Orthopedic Institute Pension Plan DTD 3/1/76, FBO Phyllis Ann Searcey, 813 East Dorothy Lane, Kettering, OH 45419-2008, 10.61%, record; Robert W. Baird & Co., Inc., Trustee, FBO Conn E. Wittwer Rollover IRA, A/C 8757-1774, 911 West Ballard Road, Spokane, WA 99208-8799, 7.76%, record; United Way of Madison County, P.O. Box 1200, Anderson, IN 46015-1200, 6.51%, record; Marie L. Smith & Steven F. Smith, JT TEN WROS, 5695 Algonguin Way, San Jose, CA 95138-2205, 6.05%, record; Marc & Tamara Beckman, Co-Trustees, Marc & Tamara Beckman Revocable Living Trust DTD 2/2/99, 50 San Gregorio Court, Danville, CA 94526-1544, 6.01% record.



     CONSERVATIVE STRATEGY FUND CLASS C - Elizabeth P. Ingoldsby, Trustee, Ingoldsby Family Trust U/A DTD 4/5/82, 868 San Simeon Road, Arcadia, CA, 91007-6036, 14.23%, record; Rita N. Dunbar, 303 S. Raven Terrace, Inverness, FL 34450-2755, 13.85%, record; Frank R. Manzano, Trustee, Stoottlemyer Trust DTD 5/15/91, 3049 Alabama Street, La Crescenta, CA, 91214-2702, 11.29%, record; Stephen L. Easley, 2251 Willow Drive, San Bernardino, CA, 92404-3113, 6.43%, record.

     CONSERVATIVE STRATEGY FUND CLASS D - Maltrust & Co., c/o Eastern Bank & Trust AM & M, Attn: Retirement Plan Services, 3rd Floor, 217 Essex Street, Salem, MA 01970-3728, 80.09%, record; Webster Trust Co., Trustee, For Beecher & Bennett 401K Profit Sharing Plan, Attn: Christopher Rand, 346 Main Street, Kensington, CT 06037-2652, 9.68%, record; Security Trust Co., Trustee, FBO Van Doren Sales, Inc. 401K Retirement Plan, 2390 East Camelback Road, Suite 240, Phoenix, AZ 85016-3434, 6.28%, record.



     CONSERVATIVE STRATEGY FUND CLASS E - Board of Pensions of the Church of God, Inc., Trustees, Church of God Pension Plan, Attn: Doug Hamlin, P.O. Box 2559, Anderson, IN 46018-2559, 16.51%, record; FTC & Co. Datalynx #T03, FBO Wesleyan Pension Plan 403(B), P.O. Box 173736, Denver, CO 80217-3736, 9.35%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 6.73%, record; Citizens Bank of Batesville, Trustee, White River Medical Center, Inc. 401K Plan, 3rd & College Streets, Batesville, AR 72503, 6.02%, record.



     CONSERVATIVE STRATEGY FUND CLASS S - Robert W. Baird & Co., Inc., Trustee, FBO Dorothy Wood Rollover IRA, A/C 8769-9241, 580 Bloomfield Avenue, Apt. 12A, West Caldwell, NJ 07006-7503, 56.10%, record; Velma Laureta Deremer, Trustee, The Velma Laureta Deremer Revocable Living Trust UA DTD 09/07/1999, 7866 Horse Ferry Road, Orlando, FL 32835-5966, 26.57%, record;
     Brock M. Lutz, Trustee, Charlotte N. Martin Trust DTD 02/20/92, 748 South Spoede Road, Frontenac, MO 63131-2603, 10.00%, record; State Street Bank & Trust Co., Cust. for the IRA of FBO Velma Laureta Deremer, 7866 Horse Ferry Road, Orlando, FL 32835-5966, 7.31%, record.



     EQUITY AGGRESSIVE STRATEGY FUND CLASS E - NFSC FEBO #U19-000019, Firstar - Reinvest, Chris Surges, P.O. Box 1787, Mutual Funds, 9th Floor, Milwaukee, WI 53201-1787, 23.91%, record; Board of Pensions of the Church of God, Inc., Trustees, Church of God Pension Plan, Attn: Doug Hamlin, P.O. Box 2559, Anderson, IN 46018-2559, 11.00%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn:
     Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 10.71%, record; FTC & Co. Datalynx #T03, FBO Wesleyan Pension Plan 403(B), P.O. Box 173736, Denver, CO 80217-3736, 5.69%, record.



     MODERATE STRATEGY FUND CLASS C - NFSC FEBO #0AB-918083, NFSC/FMTC IRA Rollover, FBO Blaise F. Dinatale, 441 Springwood Drive, Verona, PA 15147-2623, 5.01%; record.



     MODERATE STRATEGY FUND CLASS D - Maltrust & Co., c/o Eastern Bank & Trust AM & M, Attn: Retirement Plan Services, 3rd Floor, 217 Essex Street, Salem, MA 01970-3728, 55.51%, record; Security Trust Co., Cust. For FBO Jumbo Foods 401(k), 2390 East Camelback Road, Suite 240, Phoenix, AZ 85016-3434, 23.46%, record; Security Trust Co., Trustee, Karr Tuttle Campbell Retirement Savings Plan, 2390 East Camelback Road, Suite 240, Phoenix, AZ 85016-3434, 10.30%, record.



     MODERATE STRATEGY FUND CLASS E - Board of Pensions of the Church of God, Inc., Trustees, Church of God Pension Plan, Attn: Doug Hamlin, P.O. Box 2559, Anderson, IN 46018-2559, 20.25%, record; FTC & Co. Datalynx #T03, FBO Wesleyan Pension Plan 403(B), P.O. Box 173736, Denver, CO 80217-3736, 11.69%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 8.33%, record.


     MODERATE STRATEGY FUND CLASS S - State Street Bank & Trust Co., Cust. for the IRA R/O FBO Gordon G. Powers, 12202 East Poinsettia Drive, Scottsdale, AZ 85259-3332, 32.59%, record; State Street Bank & Trust Co., Cust. FBO Mary Jo Wendorff IRA R/O, 19 Vista Real Drive, Rolling Hills Estates, CA 90274-4227, 25.12%, record; Dorothy T. Robinson, Robert W. Ani, Carol W. Perkins, Trustees, The Dorothy B. Tuck Trust DTD 06/08/99, 662 Via Los Altos, Laguna Woods, CA 92653-4579, 14,78 %, record; Ruth T. Holmes TOD Martine Smith, P.O. Box 39, Indian Trail, NC 28079-0039, 12.67%, record; Barbara J. Billings, 1953 Woodstock Road, White River JCT, VT 05001-9795, 8.38%, record; State Street Bank & Trust Co., Cust. for the Rollover IRA of Steve Baumgras, 3727 South Atlantic Avenue, Apt. 109, Daytona Beach, FL 32127-5212, 6.29%, record.

     TAX MANAGED GLOBAL EQUITY FUND CLASS C - Susan A. McCullough & Charles McCullough JT TEN, 17029 21st Avenue S.W., Seattle, WA 98166-3315, 15.35%, record; James G. Bazlen and Alice T. Bazlen, Trustees, The Jab Trust U/A DTD 2/6/97, 4421 East Horseshoe, Phoenix, AZ 85028-6138, 6.88%, record; Juella R. Zenor, 8205 53rd Street Court West, Tacoma, WA 98467-1971, 6.31%, record; Kathryn Clarke Thompson, 6123 Del Monte Drive, Houston, TX 77057-3517, 6.09%, record; NFSC FEBO #0NN-124710, Claude D. Baker MD, 5295
     West Plymouth Drive, Littleton, CO 80128-4930, 5.34%, record.



     TAX MANAGED GLOBAL EQUITY FUND CLASS S - Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn:
     Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 24.03%, record; Thomas P. Stayer & Victoria D. Stayer, JT TEN WROS, Fee In Lieu, 1146 Richards Road, Allegany, NY 14706-9736, 8.28%, record; Lucinda Sharp Gates, P.O. Box 502, Parkman, OH 44080-0502, 5.85%, record; Cinda Stayer Warner & R. Gregg Warner, JT TEN WROS, Fee In Lieu, 1080 Richards Road, Allegany, NY 14706-9736, 5.80%, record; Robert R. Thomas & Jane L. Thomas, Trustees, Robert R. Thomas & Jane L. Thomas Trust U/A DTD 5/14/1999, 2672 Big Wagon Road, Alpine, CA 91901-3103, 5.66%, record.



     At March 31, 2000, the following shareholders could be deemed to "control" the following Fund of Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund of Funds:


     AGGRESSIVE STRATEGY FUND CLASS D - Security Trustee Co., Trustee, Karr Tuttle Campbell Retirement Savings Plan, 2390 East Camelback Road, Suite 240, Phoenix, AZ 85016-3434, 37.73%, record; Maltrust & Co., c/o Eastern Bank & Trust AM & M, Attn: Retirement Plan Services, 3rd Floor, 217 Essex Street, Salem, MA 01970-3728, 31.85%, record.



     AGGRESSIVE STRATEGY FUND CLASS S - Deborah M. Dahl, P.O. Box 357, Toledo, OR 97391-0357, 35.54%, record.



     BALANCED STRATEGY FUND CLASS D - Bellingham Cold Storage Co. Profit Sharing Retirement Plan, Security Trust Co., Trustee, 2390 East Camelback Road, Suite 240, Phoenix, AZ 85016-3434, 38.20%, record; Maltrust & Co., c/o Eastern Bank & Trust AM & M, Attn: Retirement Plan Services, 3rd Floor, 217 Essex Street, Salem, MA 01970-3728, 35.24%, record.









     CONSERVATIVE STRATEGY FUND CLASS D - Maltrust & Co., c/o Eastern Bank & Trust AM & M, Attn: Retirement Plan Services, 3rd Floor, 217 Essex Street, Salem, MA 01970-3728, 80.09%, record.



     CONSERVATIVE STRATEGY FUND CLASS S - Robert W. Baird & Co., Inc., Trustee, FBO Dorothy Wood Rollover IRA, A/C 8769-9241, 580 Bloomfield Avenue, Apt. 12A, West Caldwell, NJ 07006-7503, 56.10%, record; Velma Laureta Deremer, Trustee, The Velma Laureta Deremer Revocable Living Trust UA DTD 09/07/1999, 7866 Horse Ferry Road, Orlando, FL 32835-5966, 26.57%, record.



     MODERATE STRATEGY FUND CLASS D - Maltrust & Co., c/o Eastern Bank & Trust AM & M, Attn: Retirement Plan Services, 3rd Floor, 217 Essex Street, Salem, MA 01970-3728, 55.51%, record.



     MODERATE STRATEGY FUND CLASS S - State Street Bank & Trust Co., Cust. for the IRA R/O FBO Gordon G. Powers, 12202 East Poinsettia Drive, Scottsdale, AZ 85259-3332, 32.59%, record; State Street Bank & Trust Co., Cust. FBO Mary Jo Wendorff IRA R/O, 19 Vista Real Drive, Rolling Hills Estates, CA 90274-4227, 25.12%, record.


     For information in this regard with respect to the Underlying Funds, refer to the Statement of Additional Information for the Underlying Funds.

The Trustees and officers of FRIC, as a group, own less than 1% of any Class of each Fund.


     TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with Frank Russell Investment Management Company

("FRIMCo"), Frank Russell Company ("Russell") and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.



     FRIC paid $150,000 in the aggregate for the year ended December 31, 1999 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual fee plus travel and other expenses incurred in attending Board meetings. FRIC's officers and employees are paid by FRIMCo or its affiliates.


     The following table contains the Trustees and officers and their positions with FRIC, their ages, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with FRIC.

     An asterisk (*) indicates that the Trustee or officer is an "interested person" of FRIC as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As used in the table, "Frank Russell Company" includes its corporate predecessor, Frank Russell Co., Inc.


--------------------------- ---------------------- --------------------------------------------------------------
                                                                      PRINCIPAL OCCUPATION(S)
        NAME, AGE,            POSITION(S) HELD                              DURING THE
         ADDRESS                  WITH FUND                                PAST 5 YEARS
--------------------------- ---------------------- --------------------------------------------------------------
--------------------------- ---------------------- --------------------------------------------------------------
*George F. Russell, Jr.,    Trustee Emeritus and   Also currently: Trustee Emeritus and Chairman Emeritus,
Born July 3, 1932           Chairman Emeritus      Russell Insurance Funds; Director, Chairman of the Board and
                            since 1998.            Chief Executive Officer, Russell Building Management
909 A Street                                       Company, Inc.; Director and Chairman of the Board, Frank
Tacoma, Washington                                 Russell Company; Director and Chairman of the Board, Frank
98402-1616                                         Russell Investments (Delaware), Inc.; Chairman
                                                   Emeritus/Director Emeritus, Frank Russell Trust Company;
                                                   Chairman Emeritus, Frank Russell Securities, Inc.; Director
                                                   Emeritus, Frank Russell Investment Management Company;
                                                   Director, Chairman of the Board and President, Russell 20/20
                                                   Association. From 1984 to December 1998, Trustee and
                                                   Chairman of the Board of FRIC. From August 1996 to December
                                                   1998, Trustee and Chairman of the Board of Russell Insurance
                                                   Funds.
--------------------------- ---------------------- --------------------------------------------------------------
--------------------------- ---------------------- --------------------------------------------------------------
*Lynn L. Anderson,          Trustee, President     Also currently: Trustee, President and Chief Executive
Born April 22, 1939         and Chief Executive    Officer, Russell Insurance Funds; Director, Chief Executive
                            Officer since 1987.    Officer and Chairman of the Board, Russell Fund
909 A Street                                       Distributors, Inc.; Trustee, Chairman of the Board,
Tacoma, Washington                                 President, The SSgA Funds (investment company); Director and
98402-1616                                         Chairman of the Board, Frank Russell Investment Management
                                                   Company; Chairman of the Board, Frank Russell Trust Company;
                                                   Director and Chairman of the Board, Frank Russell Investment
                                                   Company PLC; Director, Frank Russell Investments (Ireland)
                                                   Limited, Frank Russell Investments (Cayman) Ltd., and Frank
                                                   Russell Investments (UK) Ltd.; March 1997 to December 1998,
                                                   Director, Frank Russell Company; June 1993 to November 1995,
                                                   Director, Frank Russell Company.  Until September 1994,
                                                   Director and President, The Laurel Funds, Inc. (investment company).
--------------------------- ---------------------- --------------------------------------------------------------
--------------------------- ---------------------- --------------------------------------------------------------
Paul E. Anderson,           Trustee since 1984.    Also currently: Trustee, Russell Insurance Funds. 1996 to
Born October 15,                                   present, President, Anderson Management Group LLC
--------------------------- ---------------------- --------------------------------------------------------------




                                       5

1931                                               (architectural design and manufacturing). 1984 to 1996,
                                                   President, Vancouver Door Company, Inc.
23 Forest Glen Lane
Tacoma, Washington 98409
--------------------------- ---------------------- --------------------------------------------------------------
--------------------------- ---------------------- --------------------------------------------------------------
Paul Anton, Ph.D.,          Trustee since 1985.    Also currently: Trustee, Russell Insurance Funds. President,
Born December 1, 1919                              Paul Anton and Associates (Marketing Consultant on emerging international markets for small corporations). 1991-1994,
PO Box 212                                         Adjunct Professor, International Marketing, University of
Gig Harbor, Washington                             Washington, Tacoma, Washington.
98335
--------------------------- ---------------------- --------------------------------------------------------------
--------------------------- ---------------------- --------------------------------------------------------------

--------------------------- ---------------------- ------------------------------------------------------------------
                                                                        PRINCIPAL OCCUPATION(S)
        NAME, AGE,            POSITION(S) HELD                                DURING THE
         ADDRESS                  WITH FUND                                  PAST 5 YEARS
--------------------------- ---------------------- ------------------------------------------------------------------
--------------------------- ---------------------- ------------------------------------------------------------------
William E. Baxter,          Trustee since 1984.    Trustee, Russell Insurance Funds.
Born June 8, 1925                                  Retired.

800 North C Street
Tacoma, Washington
98403
--------------------------- ---------------------- ------------------------------------------------------------------
--------------------------- ---------------------- ------------------------------------------------------------------
Kristianne Blake            Trustee since 2000.    Also currently: Trustee, Russell Insurance Funds; President,
Born January 22, 1954                              Kristianne Gates Blake, P.S.; Trustee, WM Group of Funds;
                                                   Trustee, William H. & Mary M. Gates Charitable Remainder Annuity
P.O. Box 28338                                     Trust.
Spokane, Washington
99228
--------------------------- ---------------------- ------------------------------------------------------------------
--------------------------- ---------------------- ------------------------------------------------------------------
Lee C. Gingrich,            Trustee since 1984.    Also currently: Trustee, Russell Insurance Funds and President,
Born October 6, 1930                               Gingrich Enterprises, Inc. (Business and Property Management).

1730 North Jackson
Tacoma, Washington 98406
--------------------------- ---------------------- ------------------------------------------------------------------
--------------------------- ---------------------- ------------------------------------------------------------------
Eleanor W. Palmer,          Trustee since 1984.    Also currently: Trustee, Russell Insurance Funds and Director of
Born May 5, 1926                                   Frank Russell Trust Company.  Retired.

2025 Narrows View
Circle #232-D, P.O.
Box 1057
Gig Harbor,
Washington 98335
--------------------------- ---------------------- ------------------------------------------------------------------
--------------------------- ---------------------- ------------------------------------------------------------------
Raymond P. Tennison,        Trustee since 2000.    Also currently: Trustee, Russell Insurance Funds and President,
Jr.                                                Simpson Investment Company and several additional subsidiary
Born December 21,                                  companies, including Simpson Timber Company, Simpson Paper
1955                                               Company and Simpson Tacoma Kraft Company.  Prior to July 1997,
                                                   President and Board member, Simpson Paper Company.  Trustee,
1301 Fifth Avenue                                  Simpson Employee Retirement Fund.
Suite 2800
Seattle, Washington
98101
--------------------------- ---------------------- ------------------------------------------------------------------
--------------------------- ---------------------- ------------------------------------------------------------------

--------------------------- ----------------------------- ----------------------------------------------------------------
                                                                              PRINCIPAL OCCUPATION(S)
        NAME, AGE,                POSITION(S) HELD                                  DURING THE
         ADDRESS                     WITH FUND                                     PAST 5 YEARS
--------------------------- ----------------------------- ----------------------------------------------------------------
--------------------------- ----------------------------- ----------------------------------------------------------------
*Mark E. Swanson,           Treasurer and Chief           Also currently: Treasurer and Chief Accounting Officer,
Born November 26,           Accounting Officer since      Russell Insurance Funds; Director, Fund Administration
1963                        1998.                         Frank Russell Trust Company; Treasurer, Assistant
                                                          Secretary and Principal Accounting Officer, SSgA Funds
909 A Street                                              (investment company); Director of Fund Administration,
Tacoma, Washington                                        Frank Russell Investment Management Company; Manager,
98402-1616                                                Funds Accounting and Taxes, Russell Fund Distributors,
                                                          Inc. April 1996 to August 1998, Assistant Treasurer,
                                                          Frank Russell Investment Company; August 1996 to August
                                                          1998, Assistant Treasurer, Russell Insurance Funds;
                                                          November 1995 to July 1998, Assistant Secretary, SSgA
                                                          Funds; February 1997 to July 1998, Manager, Funds Accounting
                                                          and Taxes, Frank Russell Investment Management Company.
--------------------------- ----------------------------- ----------------------------------------------------------------
--------------------------- ----------------------------- ----------------------------------------------------------------
*Randall P. Lert,           Director of Investments       Also currently: Director of Investments, Russell Insurance
Born October 3, 1953        since 1991.                   Funds; Chief Investment Officer, Frank Russell Trust Company;
                                                          Director and Chief Investment Officer, Frank Russell
909 A Street                                              Investment Management Company; Director and Chief Investment
Tacoma, Washington                                        Officer, Russell Fund Distributors, Inc.; Director-Futures
98402-1616                                                Trading, Frank Russell Investments (Ireland) Limited and Frank
                                                          Russell Investments (Cayman) Ltd.; Senior Vice President and
                                                          Director of Portfolio Trading, Frank Russell Canada
                                                          Limited/Limitee. April 1990 to November 1995, Director of
                                                          Investments of Frank Russell Investment Management Company.
--------------------------- ----------------------------- ----------------------------------------------------------------
--------------------------- ----------------------------- ----------------------------------------------------------------
*Karl J. Ege,               Secretary and General         Also currently: Secretary and General Counsel of Russell
Born October 8, 1941        Counsel since 1994.           Insurance Funds; Director, Secretary and General Counsel,
                                                          Russell Real Estate Advisors, Inc. and Frank Russell Capital,
909 A Street                                              Inc.; Secretary, General Counsel and Managing Director--Law
Tacoma, Washington                                        and Government Affairs of Frank Russell Company; Secretary and
98402-1616                                                General Counsel of Frank Russell Investment Management
                                                          Company, Frank Russell Trust Company and Russell Fund
                                                          Distributors, Inc.; Director and Secretary of Russell Insurance
                                                          Agency, Inc., Frank Russell Investments (Delaware), Inc., A
                                                          Street Investment Associates, Inc., Russell International
                                                          Services Co., Inc. and Russell 20-20 Association; Director
                                                          and Assistant Secretary of Frank Russell Company
                                                          Limited (London) and Russell Systems Ltd.; Director of Frank
                                                          Russell Investment Company LLC, Frank Russell Securities,
                                                          Inc., Frank Russell Company PTY, Limited, Frank Russell
                                                          Institutional Funds plc, Frank Russell Qualifying Investor
                                                          Fund, Russell Investment Management Ltd., Frank Russell
                                                          Investment Company PLC, Frank Russell Investments (Ireland)
                                                          Limited, Frank Russell Investment (Japan), Ltd., Frank Russell
                                                          Company, S.A., Frank Russell Japan Co., Ltd., Frank Russell
                                                          Company (NZ) Limited, Russell Investment Nominee Co PTY Ltd and
                                                          Frank Russell Investments (UK) Ltd. April 1992 to December, 1998,
                                                          Director, Frank Russell Company.
--------------------------- ----------------------------- ----------------------------------------------------------------

--------------------------- ----------------------------- ----------------------------------------------------------------
                                                                              PRINCIPAL OCCUPATION(S)
        NAME, AGE,                POSITION(S) HELD                                  DURING THE
         ADDRESS                     WITH FUND                                     PAST 5 YEARS
--------------------------- ----------------------------- ----------------------------------------------------------------
--------------------------- ----------------------------- ----------------------------------------------------------------
*Peter F. Apanovitch,       Manager of Short-Term         Also currently: Manager of Short-Term Investment Funds,
Born May 3, 1945            Investment Funds.             Russell Insurance Funds, Frank Russell Investment
                                                          Management Company and Frank Russell Trust Company.
909 A Street
Tacoma, Washington
98402-1616
--------------------------- ----------------------------- ----------------------------------------------------------------

                           TRUSTEE COMPENSATION TABLE

                                                              PENSION OR              ESTIMATED
                                                             RETIREMENT                ANNUAL              TOTAL
                                      AGGREGATE               BENEFITS                 BENEFITS         COMPENSATION
                                    COMPENSATION             ACCRUED AS PART            UPON            FROM FRIC PAID
            TRUSTEE                   FROM FRIC             OF FRIC EXPENSES          RETIREMENT         TO TRUSTEES
            -------                   ---------             ----------------          ----------         -----------
Lynn L. Anderson                         $0                      $0                      $0                    $0
Paul E. Anderson                      $30,000                    $0                      $0                 $38,000*
Paul Anton, PhD                       $30,000                    $0                      $0                 $38,000*
William E. Baxter                     $30,000                    $0                      $0                 $38,000*
Kristianne Blake                         $0                      $0                      $0                    $0
Lee C. Gingrich                       $30,000                    $0                      $0                 $38,000*
Eleanor W. Palmer                     $30,000                    $0                      $0                 $38,000*
Raymond P. Tennison, Jr.                 $0                      $0                      $0                    $0



* Received $8,000 each for service as Trustees on the Russell Insurance Funds' Board of Trustees.

                                OPERATION OF FRIC


     SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:


         Consultant                                Frank Russell Company

         Advisor, Administrator, Transfer and      Frank Russell Investment Management Company
            Dividend Disbursing Agent

         Money Managers for the                    Multiple professional discretionary
            Underlying Funds                         investment management organizations

         Custodian and Portfolio Accountant        State Street Bank and Trust Company


       CONSULTANT. Frank Russell Company, the corporate parent of Frank Russell Investment Management Company (FRIMCo), was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectus, to FRIC and FRIMCo. FRIMCo does not pay Frank Russell Company an annual fee for consulting services.


       Frank Russell Company provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company, and to high net worth individuals and families ($100 million) through its Russell Private Investment Division. Frank Russell Company also provides: (i) consulting services for international investment to these and other clients through its International Division and its wholly owned subsidiaries, Frank Russell Company London (Frank Russell Company Limited), Frank Russell Canada (Frank Russell Canada Limited/Limitee), Frank Russell Australia (Frank Russell Company Pty., Limited), Frank Russell Japan, Frank Russell AG (Zurich), Frank Russell Company S.A. (Paris) and Frank Russell Company (N.Z.) Limited (Auckland), and Frank Russell Investments (Delaware), Inc., and (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers through its Russell Data Services Division. Frank Russell Securities, Inc., a wholly owned subsidiary of Frank Russell Company, carries on an institutional brokerage business. Frank Russell Capital Inc., a wholly owned subsidiary of Frank Russell Company, carries on an investment banking business as a registered broker-dealer. Frank Russell Trust Company, a wholly-owned subsidiary of Frank Russell Company, provides comprehensive trust and investment management services to corporate pension and profit-sharing plans. Frank Russell Investments (Cayman) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell Investment (Ireland) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell International Services Co., Inc., a wholly owned subsidiary of Frank Russell Company, provides services to U.S. personnel secunded to overseas enterprises. Russell Fiduciary Services Company, a wholly owned subsidiary of Frank Russell Company, provides fiduciary services to pension and welfare benefit plans and other institutional investors. The mailing address of Frank Russell Company is 909 A Street, Tacoma, WA 98402

      As affiliates, Frank Russell Company and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of FRIC, is the Chairman of the Board of Frank Russell Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company.


     Frank Russell Company is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance corporation organized under the laws of Wisconsin. Northwestern Mutual's products consist of a full range of permanent and term life insurance, disability income insurance, long-term care insurance, mutual funds and annuities for personal, estate, retirement, business, and benefits planning. Northwestern Mutual provides its insurance products and services through an exclusive network of approximately 7,200 agents associated with over 100 general agencies nationwide. Northwestern Mutual leads the U.S. in both individual life insurance sold annually and total individual life insurance in force.



       ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management, and distribution services for the Funds. FRIMCo provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers (in the case of the Underlying Funds) and custodian. FRIMCo also develops the investment programs for each of the Funds, selects money managers for the Underlying Funds (subject to approval by the Board), allocates assets among money managers, monitors the money managers' investment programs and results, and may exercise investment discretion over assets invested in the Underlying Funds' Liquidity Portfolios. (See, "Investment Policies of the Underlying Funds -- Liquidity Portfolios.") FRIMCo also acts as FRIC's transfer agent and dividend disbursing agent. FRIMCo, as agent for FRIC, pays the money managers' fees for the Underlying Funds, as a fiduciary for the Underlying Funds, out of the advisory fee paid by the Underlying Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.



       Each of the Funds pays an advisory fee and an administrative fee to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by FRIMCo pursuant to an Administrative Agreement for an annual fee of 0.05% of each Fund's average daily net asset value. (See the Prospectuses for the Underlying Funds' annual percentage rates.)



       The following Fund of Funds paid FRIMCo the listed advisory and administrative fees (gross of reimbursement and/or waivers) for the years ended December 31, 1999, 1998 and 1997.



        FUND OF FUNDS                 12/31/99*        12/31/98      12/31/97**
        -------------                 ---------        --------      ----------
   Equity Aggressive Fund              $403,512        $151,953          $1,140
   Aggressive Strategy Fund             312,714          96,256           1,727
   Balanced Strategy Fund               650,215         277,200           1,187
   Moderate Strategy Fund                94,535          30,361             151
   Conservative Strategy Fund            35,959           6,465               8



* NO SHARES OF THE TAX-MANAGED GLOBAL EQUITY FUND WERE ISSUED DURING ANY OF THE PERIODS SHOWN ABOVE.



** THE FUND OF FUNDS, OTHER THAN THE TAX-MANAGED GLOBAL EQUITY FUND, COMMENCED OPERATIONS DURING CALENDAR YEAR 1997 AND THEREFORE INCURRED MANAGEMENT FEES DUE TO FRIMCO FOR ONLY A PORTION OF THE YEAR 1997. HOWEVER, FRIMCO VOLUNTARILY AGREED TO WAIVE ITS MANAGEMENT FEE (INCLUDING ITS ADVISORY AND ADMINISTRATIVE FEES) DURING THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997.



While FRIMCo will perform investment advisory services for the Fund of Funds (i.e., determining the percentages of the Underlying Funds which will be purchased by each Fund of Funds, and periodically adjusting the percentages and the Underlying Funds), FRIMCo has waived and/or reimbursed its management, advisory and, except for the Tax-Managed Global Equity Fund, administrative fees since each Fund of Fund's inception and has contractually agreed to continue the waiver of advisory fees through February 28, 2001 and, except for the Tax-Managed Global Equity Fund, the waiver of administrative fees through November 30, 2000. Advisory fees do not vary among classes of Shares. Administrative fees for the Tax-Managed Global Equity Fund are, and for each of the Fund of Funds after November 30, 2000 will be, borne by the Underlying Funds in accordance with the Funds' Special Servicing Agreements. For the fiscal years ended December 31, 1999, 1998 and 1997, respectively, FRIMCo waived fees in the following amounts: Equity Aggressive Strategy Fund:
$403,512, $151,953 and $1,140; Aggressive Strategy Fund: $312,714, $96,256
and $1,727; Balanced Strategy Fund: $650,215, $277,200 and $1,187; Moderate Strategy Fund: $94,535, $30,361 and $151; and Conservative Strategy Fund:
$35,959, $6,465 and $8. For the fiscal years ended December 31, 1999, 1998 and 1997, respectively, FRIMCo reimbursed the Fund of Funds in the following amounts: Equity Aggressive Strategy Fund, $11,875, $74,469 and $61,796; Aggressive Strategy Fund, $11,979, $62,426 and $64,455; Balanced Strategy Fund, $12,780, $126,140 and $62,956; Moderate Strategy Fund, $10,913, $52,221
and $56,786; and Conservative Strategy Fund, $3,912, $46,954 and $87,167. No Shares of the Tax-Managed Global Equity Fund were issued during these periods. Each of the Fund of Funds will indirectly bear their proportionate share of the combined advisory and administrative fees paid by the Underlying Funds in which they invest. While a shareholder of a Fund of Funds will also bear a proportionate part of the combined advisory and administrative fees paid by an Underlying Fund, those fees paid are based upon the services received by the respective Underlying Fund.

     The Underlying Funds in which the Fund of Funds currently invest paid FRIMCo the listed advisory and administrative fees (gross of reimbursements and/or waivers) for the years ended December 31, 1999, 1998, and 1997:



                                                      YEARS ENDED
                                     12/31/99            12/31/98            12/31/97
                                     --------            --------            --------
      Diversified Equity               $11,377,505         $9,580,094           $6,906,245
      Special Growth                     5,867,193          5,901,577            4,556,999
      Quantitative Equity               11,129,142          9,056,015            6,616,377
      International Securities           9,446,953          8,859,189            7,751,289
      Diversified Bond                   3,695,482          3,407,594            2,755,500
      Short Term Bond                    2,269,960          1,216,062            1,184,588
      Multistrategy Bond                 3,667,917          3,241,445            2,225,087
      Real Estate Securities             5,193,244          5,183,218            4,428,351
      Emerging Markets                   4,222,210          4,020,121            4,167,163
      Tax-Managed Large Cap              3,180,328          1,463,604              375,054
      Tax-Managed Small Cap*                18,536            --                  --
      Tax Exempt Bond                      498,685            525,312              361,226
      Tax Free Money Market                491,260            429,613              266,939


      *     TAX-MANAGED SMALL CAP FUND COMMENCED OPERATIONS ON DECEMBER 1, 1999.


       Effective May 1, 1996 through April 30, 2000, FRIMCo has contractually agree to waive a portion of its combined advisory and administrative fees for the Multistrategy Bond Fund, to the extent Fund level expenses exceed 0.80% of average daily net assets on an annual basis, FRIMCo waived fees in the amounts of $126,393, $57,035 and $327,074 for the years ended December 31, 1997, 1998 and 1999, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $2,225,087, $3,184,410 and $3,340,842 for the years ended December 31, 1997, 1998 and 1999, respectively.














       FRIMCo has contractually agreed to waive a portion of its 1.03% combined advisory and administrative fees for the Tax-Managed Small Cap Fund, up to the full amount of those fees, equal to the amount by which Fund-Level expenses exceed 1.25% of the Fund's average daily net assets on an annual basis. In addition, FRIMCo has contractually agreed to reimburse the Fund for any remaining total Fund-level expenses after any FRIMCo waiver which exceeds 1.25% of average daily net assets on an annual basis. FRIMCo waived fees in the amount of $18,536 for the year ended December 31, 1999. In addition, FRIMCo reimbursed the Fund $101,897 for expenses over the cap in 1999. As a result of the waivers and reimbursements, the Fund paid no advisory and administrative fees for the year ended December 31, 1999. The Tax-Managed Small Cap Fund commenced operations on December 1, 1999.


       FRIMCo is a wholly owned subsidiary of Frank Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

       MONEY MANAGERS. The money managers of the Underlying Funds have no affiliations or relationships with FRIC or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Underlying Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by Frank Russell Company or its affiliates, other consulting clients of Frank Russell Company, other offshore vehicles and/or for accounts which have no business relationship with the Frank Russell Company organization

      From its advisory fees received from the Underlying Funds, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the years ended December 31, 1997, 1998 and 1999, management fees paid to the money managers of the Underlying Funds were:



                                                                                               ANNUAL RATE
             FUND                            $ AMOUNT PAID                        (AS A % OF AVERAGE DAILY NET ASSETS)
---------------------------     -----------------------------------------------    -------------------------------------
                                      1997            1998            1999             1997         1998         1999
                                      ----            ----            ----             ----         ----         ----
Diversified Equity                 $1,996,005      $ 2,556,100     $ 2,908,409        0.23%        0.21%        0.20%
Special Growth                      1,914,056        2,419,648       2,249,925        0.40%        0.39%        0.36%
Quantitative Equity                 1,648,992        2,153,019       2,623,428        0.19%        0.19%        0.18%
International Securities            3,188,600        3,505,016       3,429,899        0.39%        0.37%        0.34%
Diversified Bond                      462,945         529,842          555,643        0.08%        0.07%        0.07%
Short Term Bond                       410,761         414,057          795,354        0.17%        0.17%        0.17%
Multistrategy Bond                    751,497         990,456        1,046,997        0.21%        0.19%        0.18%
Real Estate Securities              1,529,207        1,757,612       1,711,842        0.29%        0.29%        0.28%
Emerging Markets                    2,369,288        2,230,317       2,151,950        0.68%        0.66%        0.65%
Tax-Managed Large Cap                 170,958         606,948        1,130,665        0.31%        0.31%        0.27%
Tax-Managed Small Cap*                 --               --               6,673         --           --          0.34%
Tax Exempt Bond                       179,885         252,321          305,104        0.25%        0.23%        0.19%
Tax Free Money Market                 103,973         134,817          146,901        0.08%        0.08%        0.08%
---------------------------

         *        THE TAX-MANAGED SMALL CAP FUND COMMENCED OPERATIONS ON DECEMBER 1, 1999.


      Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by Frank Russell Company as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.


       DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC Shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to FRIC's Rule 12b-1 Distribution Plan and its Shareholder Services Plan, respectively. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.



       CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for FRIC. State Street also provides basic portfolio recordkeeping required for each of the Underlying Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:





                  CUSTODY:





Domestic Custody (Underlying Funds) - (i) $3,000 per portfolio per fund; (ii) First $10 billion in average daily net assets - 0.75%, Over $10 billion - 0.65%. Global Custody ( Underlying Funds) - (i) First $500 million in month end net assets - 0.11% - 0.35%, Over $500 million - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds (ii) a transaction charge ranging from $25 - $100 depending on the geographic classification of the investments in the international funds. All Custody (Underlying Funds) - (i) Portfolio transaction charges range from $6.00 - $25.00 depending on the type of transaction; (ii) Futures and Options charges range from $8.00 - $25.00; (iii) monthly pricing fees of $375.00 per portfolio and $6.00 - $11.00 per security; (iv) on-line access charges of $2,500 per fund; and
(v) Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. Portfolio transaction charges for the Fund of Funds are equal to $5.00 each. In addition, interest earned on uninvested cash balances will be used to offset the Fund of Funds' and Underlying Funds' custodian expense, as applicable.

                  FUND ACCOUNTING:






Domestic Fund Accounting Underlying Funds - (i) $10,000 per portfolio; and (ii) 0.015% of average daily net assets. International Fund Accounting Underlying Funds - (i) $24,000 per portfolio per year; and (ii) 0.03% of month end net assets. Fund of Funds Account - $12,000 per portfolio; Yield calculation services Fund of Funds and Underlying Funds - $4,200 per fixed income fund. Tax accounting services - $8,500 per Equity Fund, $11,000 per Fixed Income Fund, and $15,000 per Global Fund. The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.


       TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service FRIMCo is paid a per-account fee for transfer agency and dividend disbursing services provided to FRIC. From this fee, which is based upon the number of shareholder accounts and total assets of the Funds, FRIMCo compensates unaffiliated agents who assist in providing these services. FRIMCo is also reimbursed by FRIC for certain out-of-pocket expenses, including postage, taxes, wires, stationery and telephone. The Fund of Funds' investments in the Underlying Funds will not be charged a fee. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.


       ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC Shares. Certain Financial Intermediaries are authorized, subject to approval of FRIC's Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. With respect to those intermediaries, FRIC will be deemed to have received a purchase or redemption order when such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.



       INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP serves as the independent accountants of FRIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted auditing standards and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1800 First Interstate Center, 999 Third Avenue, Seattle, WA 98104-4098.




       CODES OF ETHICS. FRIC, FRIMCo and RFD have each adopted a Code of Ethics as required under Sec Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Underlying Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which an Underlying Fund advised by that Money Manager may invest.



----------------------------------------------------------------------------------------------------
                                IS PERSONAL INVESTING      ARE INVESTMENTS IN SECURITIES OWNED BY
       MONEY MANAGER                   ALLOWED?                THE ADVISED FUND ALLOWED?
----------------------------------------------------------------------------------------------------
AEW Capital Management, L.P.  Yes                         No
----------------------------------------------------------------------------------------------------
Alliance Capital Management   Yes                         Yes, but not in securities with pending
L.P.                                                      or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Barclays Global Fund          Yes                         Yes, but not in securities with pending
Advisors N.A.                                             or possible client buy or sell orders
                                                          and certain blackouts apply to
                                                          securities of Barclays PLC and
                                                          securities underwritten by Barclays
                                                          affiliates
----------------------------------------------------------------------------------------------------
BlackRock Financial           Yes                         Yes, but not in securities with pending
Management                                                or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
The Boston Company Asset      Yes                         Yes, but not in securities with pending
Management                                                or possible client buy or sell orders,
                                                          also, certain persons may not purchase
                                                          securities issued by financial services
                                                          organizations
----------------------------------------------------------------------------------------------------
CapitalWorks Investment       Yes                         Yes, but not in securities with pending
Partners                                                  or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Cohen & Steers                Yes                         Yes, but not in securities with pending
                                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Delaware International        Yes                         Yes, but not in securities with pending
Advisors Limited                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Delphi Management, Inc.       Yes                         Yes, but not in securities with pending
                                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Equinox Capital Management,   Yes                         Yes, but not in securities with pending
Inc.                                                      or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Fidelity Management Trust     Yes                         Cannot purchase securities on a
Company                                                   restricted list
----------------------------------------------------------------------------------------------------
Fiduciary International,      Yes                         Yes, but not in securities with pending
Inc.                                                      or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Foreign & Colonial Emerging   Yes                         Cannot purchase securities on a
Markets Limited                                           restricted list
----------------------------------------------------------------------------------------------------
Franklin Portfolio            Yes                         Yes, but not in securities with pending
Associates LLC                                            or possible client buy or sell orders,
                                                          also, certain persons may not invest in
                                                          securities of financial services
                                                          organizations
----------------------------------------------------------------------------------------------------
Geewax, Terker & Company      Yes                         Yes, but not in securities with pending
                                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Genesis Asset Managers, Ltd.  Yes                         Yes, but not in securities with pending
                                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
GlobeFlex Capital, L.P.       Yes                         Yes, but not in securities with pending
                                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Jacobs Levy Equity            Yes                         Yes, but not in securities with pending
Management, Inc.                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
J.P. Morgan Investment        Yes                         Cannot purchase securities on a
Management, Inc.                                          restricted list or securities of
                                                          financial services organizations
----------------------------------------------------------------------------------------------------
Lazard Asset Management       Yes                         Cannot purchase securities on a
                                                          restricted list
----------------------------------------------------------------------------------------------------
Lincoln Capital Management    Yes                         Yes, but not in securities with pending
Company                                                   or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Marsico Capital Management,   Severely restricts          No
LLC                           personal trading except
                              for a limited number of specific transactions such
                              as purchase of mutual fund shares, commercial
                              paper, etc.
----------------------------------------------------------------------------------------------------
Mastholm Asset Management,    Yes                         Yes, but not in securities with pending
LLC                                                       or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Miller, Anderson &            Yes                         Yes, but not in securities with pending
Sherrerd, LLP                                             or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Montgomery Asset Management   Yes                         Yes, but not in securities with pending
LLC                                                       or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Nicholas Applegate Capital    Yes                         Yes, but not in securities with pending
Management                                                or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Oechsle International         Yes                         Yes, but not in securities with pending
Advisors, LLC                                             or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Pacific Investment            Yes                         Yes, but not in securities with pending
Management Company                                        or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Peachtree Asset Management    Yes                         Yes, but not in securities with pending
                                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Sanford C. Bernstein & Co.,   Yes                         Yes, subject to blackouts and other
Inc.                                                      restrictions
----------------------------------------------------------------------------------------------------
Schroders Capital             Yes                         Cannot purchase securities on a
Management International                                  restricted list
Limited
----------------------------------------------------------------------------------------------------
Security Capital Global       Yes                         Yes, but not in securities with pending
Capital Management Group                                  or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Sirach Capital Management,    Yes                         Yes, but not in securities with pending
Inc.                                                      or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Standish, Ayer & Wood, Inc.   Yes                         Cannot purchase securities on a
                                                          restricted list
----------------------------------------------------------------------------------------------------
STW Fixed Income Management   Yes                         Yes, but not in securities with pending
Ltd.                                                      or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Strong Capital Management     Yes                         Yes, but not in securities with pending
                                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Suffolk Capital Management    Yes                         Yes, but not in securities with pending
Ltd.                                                      or possible client buy or sell orders or
                                                          in securities of which 10% or more are
                                                          held in portfolios managed by Suffolk
----------------------------------------------------------------------------------------------------
Turner Investment Partners    Yes                         Yes, but not in securities with pending
                                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Westpeak Investment           Yes                         Yes, but not in securities with pending
Advisors, L.P.                                            or possible client buy or sell orders
----------------------------------------------------------------------------------------------------



       PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC") Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. At a meeting held on April 22, 1996, the Board adopted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shares (each a "Multiple Class Fund"). At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds. On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes. On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Small Cap Fund, Tax-Managed Large Cap Fund and the Tax-Managed Global Equity Funds. On November 22, 1999, the Board amended the Rule 18f-3 Plan to create Class A Shares for all Funds except the Institutional Funds and the money market funds. For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan may bear certain fees under its respective plan.

         DISTRIBUTION PLAN. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which the Funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that the Funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Accordingly, the Multiple Class Funds have adopted a distribution plan (the "Distribution Plan") for the Multiple Class Funds' Class C and Class D Shares, which are described in the respective Funds' Prospectus. In adopting the Distribution Plan, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Multiple Class Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan, the Distributor, as the Multiple Class Funds' principal underwriter, represented to the Trustees that the Distributor believes that the Distribution Plan should result in increased sales and asset retention for the Multiple Class Funds by enabling the Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a Multiple Class Fund would have.


         The 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class C and Class D Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class C and Class D Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan.



         The Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class C and Class D Shares for any activities or expenses primarily intended to result in the sale of Class C and Class D Shares of a Multiple Class Fund. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that a Multiple Class Fund's Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of affected Class of a Multiple Class Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund are present or represented by proxy (a "1940 Act Vote"). The Distribution Plan does not provide for the Multiple Class Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Distribution Plan may not be amended without approval of the holders of the affected Class of Shares. The Distribution Plan and material amendments to it must be approved annually by all of the Trustees and by the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. The Distribution Plan is terminable, as to a Multiple Class Fund's Shares, without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) a 1940 Act Vote.



         Under the Distribution Plan, the Multiple Class Funds may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to Multiple Class Fund Class C or Class D Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."



         Under the Distribution Plan, the following Multiple Class Funds' Class C and Class D Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the year ended December 31, 1999 (these amounts were for compensation to dealers):

                        FUND OF FUNDS                CLASS C            CLASS D
                        -------------                -------            -------
         Equity Aggressive Strategy Fund             $28,827            $10,594
         Aggressive Strategy Fund                     50,849              9,961
         Balanced Strategy Fund                       85,150             10,153
         Moderate Strategy Fund                       10,299              3,983
         Conservative Strategy Fund                    3,270              2,429



         No Tax-Managed Global Equity Fund Class C Shares were issued during the year ended December 31, 1999.



         SHAREHOLDER SERVICES PLAN. A majority of the Trustees, including a majority of Independent Trustees, has adopted and amended a Shareholder Services Plan for certain classes of Shares of the Fund of Funds ("Servicing Plan"). The Servicing Plan was adopted on April 22, 1996 and amended on June 3, 1998, November 9, 1998, August 9, 1999 and November 22, 1999.


         Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of Class A, Class C, Class D or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of Class A, Class C, Class D or Class E. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for Shares of Class A, Class C, Class D or Class E may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund's Class A, Class C, Class D, or Class E Shares.

         Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund's Shares, by a vote of a majority of the Independent Trustees.


      Under the Service Plan, the following Fund of Funds' Class C, Class D and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the year ended December 31, 1999:



           FUND OF FUNDS                     CLASS C      CLASS D      CLASS E
           -------------                     -------      -------      -------
     Equity Aggressive Strategy Fund          $9,609      $10,594     $383,309
     Aggressive Strategy Fund                 16,950        9,961      285,803
     Balanced Strategy Fund                   28,383       10,153      611,678
     Moderate Strategy Fund                    3,433        3,983       87,119
     Conservative Strategy Fund                1,090        2,429       32,439



No Class A Shares were issued during the year ended December 31, 1999.


       UNDERLYING FUND EXPENSES


       The Underlying Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Underlying Funds is the annual advisory fee and annual administrative fee, each payable to FRIMCo. The Underlying Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, and portfolio and shareholder recordkeeping services, and maintenance of tax records payable to Frank Russell Company; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify its Trustees, officers, employees, shareholders, distributors and agents with respect thereto.


       Whenever an expense can be attributed to a particular Underlying Fund, the expense is charged to that Underlying Fund. Other common expenses are allocated among the Underlying Funds based primarily upon their relative net assets.


       As of the date of this Statement, FRIMCo has voluntarily agreed to waive and/or reimburse until February 28, 2001 all or a portion of its advisory and administrative fees with respect to certain Underlying Funds.



       FUND OF FUNDS OPERATING EXPENSES



       Each Fund of Funds is expected to have a low operating expense ratio although, as a shareholder of the Underlying Funds, each Fund of Funds indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests. It is currently contemplated that all other operating expenses (shareholder servicing, legal, accounting, etc.) except for the 0.20% advisory fee and any Rule 12b-1 Fees and Shareholder Service Fees will be paid for in accordance with these Special Servicing Agreements (each a "Servicing Agreement") among each Fund of Funds, its Underlying Funds and FRIMCo. Under the Servicing Agreement, FRIMCo arranges for all services pertaining to the operations of the Fund of Funds, including transfer agency services but not including any services covered by the Fund of Funds' advisory fee or any Rule 12b-1 or Shareholder Service Fees. However, it is expected that the additional assets invested in the Underlying Funds by the Fund of Funds will produce economies of operations and other savings for the Underlying Funds which will exceed the cost of the services required for the operation of the Fund of Funds. In this case, the Servicing Agreement provides that the officers of FRIC, at the direction of the Trustees, may apply such savings to payment of the aggregate operating expenses of Fund of Funds which have invested in that Underlying Fund, so that the Underlying Fund will bear those operating expenses in proportion to the average daily value of the shares owned by the Fund of Funds, provided that no Underlying Fund will bear such operating expenses in excess of the estimated savings to it. In the event that the aggregate financial benefits to the Underlying Funds do not exceed the costs of the Fund of Funds, the Servicing Agreement provides that FRIMCo will bear that portion of costs determined to be greater than the benefits. Those costs include Fund accounting, custody, auditing, legal, blue sky and, as well as organizational, transfer agency, prospectus, shareholder reporting, proxy, administrative and miscellaneous expenses.



       PURCHASE AND REDEMPTION OF FUND OF FUNDS SHARES



MINIMUM INVESTMENT REQUIREMENTS. You may be eligible to purchase Fund of Funds Shares if you do not meet the applicable required minimum investment. The Fund of Funds, at their discretion, may waive the initial minimum investment requirement for some employee benefit plans and other plans with at least $5 million in total plan assets or if requirements are met for a combined purchase privilege, cumulative quantity discount, or statement of intention. If you invest less than the required minimum investment in a Fund of Funds, and the minimum investment required has not been waived for you, the Funds of Funds reserve the right to refuse your order or to correct, within a reasonable period, your purchase transaction and notify you promptly of that correction.



Trustees, officers, employees and certain third party contractors of FRIC and its affiliates and their spouses and children are not subject to any initial minimum investment requirement.



The Fund of Funds may also waive the required minimum initial investment for IRAs and UGMAs and similar vehicles on which an explicit or practical initial investment restriction is imposed by a regulatory body.



STALE CHECKS. If you do not cash a dividend, distribution, or redemption check within 180 days from the date it was issued, the Funds of Funds will act to protect themselves and you. No interest will accrue on amounts represented by uncashed checks.



FOR UNCASHED DIVIDEND AND DISTRIBUTION CHECKS AND UNCASHED REDEMPTION CHECKS OF $25 OR LESS, the Fund of Funds will deem the unchased check to be an order to reinvest the proceeds of the uncashed check into your account with that Fund at its then-current net asset value, and, if the uncashed check represents a dividend or distribution, the Fund of Funds will deem it to be an order to reinvest all future Fund dividends and distributions unless otherwise notified by you. If you do not have an open account with that Fund, an uncashed check of more than $25 will be deemed an order to purchase shares of the Frank Russell Investment Company Money Market Fund, and the proceeds of any uncashed checks for $25 or less will be held in the Fund's general account for your benefit in accordance with applicable law.



FOR REDEMPTION CHECKS OF MORE THAN $25, the Fund will reissue the check. If the reissued check is not cashed within 180 days from the date it was reissued, the Funds will deem that to be an order to reinvest the proceeds of the uncashed check into your account with that Fund at its then-current net asset value. If you no longer have a current account open for that Fund, the uncashed check will be deemed an order to purchase shares of the Frank Russell Investment Company Money Market Fund.



       VALUATION OF THE FUND OF FUNDS SHARES



       The net asset value per share of each Class of Shares is calculated separately for each Fund of Funds on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange is open for trading. Currently, the New York Stock Exchange is open for trading every weekday, except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



      Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.



       PRICING OF SECURITIES



       The Class S Shares of the Underlying Funds held by each Fund of Funds are valued at their net asset value. The Emerging Markets, International Securities, Diversified Bond and Multistrategy Bond Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Underlying Funds do not offer or redeem shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of the Class S Shares of the Underlying Fund when a shareholder (such as a Fund of Funds) is not able to purchase or redeem Underlying Fund Shares. Further, because foreign securities markets may close prior to the time the Underlying Funds determine net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Underlying Funds calculate net asset value may not be reflected in the calculation of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.



       PORTFOLIO TURNOVER RATES OF THE FUND OF FUNDS



       The portfolio turnover rate for each Fund of Funds is calculated by dividing the lesser of purchases or sales of Underlying Fund Shares for the particular year, by the monthly average value of the Underlying Fund Shares owned by the Fund of Funds during the year. The Fund of Funds will purchase or sell Underlying Fund Shares to: (i) accommodate purchases and sales of each Fund of Funds' Shares; (ii) change the percentages of each Fund of Funds' assets invested in each of the Underlying Funds in response to market conditions; and
(iii) maintain or modify the allocation of each Fund of Funds' assets among the Underlying Funds generally within the percentage limits described in the Prospectus.


      The portfolio turnover rates for the last two years for each Fund of Funds were:


                                                          YEARS ENDED
FUND OF FUNDS                                  12/31/99                 12/31/98
-------------                                  --------                 --------
Equity Aggressive Strategy Fund                  76.20%                  73.95%
Aggressive Strategy Fund                         71.44                   93.08
Balanced Strategy Fund                           64.63                   78.85
Moderate Strategy Fund                          120.04                  175.58
Conservative Strategy Fund                      125.01                  169.79



No Tax-Managed Global Equity Fund Shares were issued during the periods ending December 31, 1998 or 1999.

       PORTFOLIO TRANSACTION POLICIES OF THE UNDERLYING FUNDS



       Decisions to buy and sell securities for the Underlying Funds are made by the money managers for the assets assigned to them, and by FRIMCo or the money manager for the Underlying Funds' Liquidity Portfolios. The Underlying Funds, other than the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax Exempt Bond Funds, do not give significant weight to attempting to realize long-term, rather than short-term, capital gains while making portfolio investment decisions. The portfolio turnover rates for certain multi-manager Underlying Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. The money managers make decisions to buy or sell securities independently from other money managers. Thus, one money manager could be selling a security when another money manager for the same Underlying Fund (or for another series of FRIC) is purchasing the same security. In addition, when a money manager's services are terminated and another retained, the new manager may significantly restructure the portfolio. These practices may increase the Underlying Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction based costs. The Underlying Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio. In view of the Tax-Managed Large Cap and Tax-Managed Small Cap Funds' investment objective and policies, such Funds' ability to change money managers may be constrained. The annual portfolio turnover rates for each of the Underlying Funds for the periods ended December 31, 1999 and 1998, respectively, were as follows: Diversified Equity Fund, 110% and 100%; Special Growth Fund, 112% and 129%; Quantitative Equity Fund, 90% and 77%; International Securities Fund, 121% and 68%; Diversified Bond Fund, 152% and 217%; Short Term Bond Fund, 177% and 130%; Multistrategy Bond Fund, 134% and 335%; Real Estate Securities Fund, 43% and 43%; and Emerging Markets Fund, 95% and 59%; Tax-Managed Large Cap Fund, 48% and 51%; Tax-Managed Small Cap 3% for 1999 (did not commence operations until December 1, 1999); and Tax Exempt Bond Fund, 119% and 74%.


       BROKERAGE ALLOCATIONS


       Transactions on US stock exchanges involve the payment of negotiated brokerage commissions; on non-US exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes an undisclosed payment in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.


       Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the money manager of the Underlying Fund. FRIC's advisory agreements with FRIMCo and the money managers provide, in substance and subject to specific directions from officers of FRIC or FRIMCo, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Underlying Fund. Securities will ordinarily be purchased in the primary markets, and the money manager shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

       In addition, the advisory agreements authorize FRIMCo and the money managers, respectively, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Underlying Fund, FRIMCo and/or to the money manager (or their affiliates). FRIMCo and the money managers are authorized to cause the Underlying Funds to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commissions another broker or dealer would have charged for effecting that transaction. FRIMCo or the money manager, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which FRIMCo or the money manager exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

       FRIMCo does not expect FRIC ordinarily to effect a significant portion of FRIC's total brokerage business for the Underlying Funds with broker- dealers affiliated with its money managers. However, a money manager may effect portfolio transactions for the segment of an Underlying Fund's portfolio assigned to the money manager with a broker-dealer affiliated with the manager, as well as with brokers affiliated with other money managers.

       FRIMCo and each Money Manager arranges for the purchase and sale of FRIC's securities and selects brokers and dealers (including affiliates), which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. FRIMCo and each Money Manager may select brokers and dealers which provide it with research services and may cause FRIC to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including affiliates, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable FRIMCo and each Money Manager to supplement its own research and analysis.



       The Underlying Funds may effect portfolio transactions with or through Frank Russell Securities, Inc. ("FRS"), an affiliate of FRIMCo, only when the applicable money manager determines that the Underlying Fund will receive competitive execution, price and commissions. Where brokerage transactions are effected by money managers on behalf of the Underlying Funds through FRS at the request of the FRIMCo, research services obtained from third party service providers at market rates are provided to FRIMCo by FRS. Such research services include performance measurement statistics, fund analytics systems and market monitoring systems. This arrangement may be used by any Underlying Fund other than those Underlying Funds which invest principally in fixed income securities. All Underlying Funds may also effect portfolio transactions on an agency basis through, and pay brokerage commissions to, the brokerage affiliates of money managers.


       BROKERAGE COMMISSIONS


       The Board reviews, at least annually, the commissions paid by the Underlying Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Underlying Funds. Frank Russell Company maintains an extensive database showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by FRIMCo or money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.


       For information regarding brokerage commissions paid by the Underlying Funds and the Underlying Funds' holdings of securities issued by the top ten broker dealers used by those Funds, refer to the Statement of Additional Information for the Underlying Funds.


       YIELD AND TOTAL RETURN QUOTATIONS






       The Fund of Funds compute their average annual total return by using a standardized method of calculation required by the SEC, and report average annual total return for each class of Shares which they offer.


       Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Fund of Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                                 P(1+T) to the power of n = ERV

Where:          P        =    a hypothetical initial payment of $1,000;
                T        =    average annual total return;
                n        =    number of years; and
                ERV      =    ending redeemable value of a hypothetical $1,000
                              payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).

       The calculation assumes that all dividends and distributions of each Fund of Funds are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for one or more classes of Shares will be reported in the applicable Prospectus.


       Yields are computed by using standardized methods of calculation required by the SEC. Similar to average annual total return calculations, a Fund of Funds calculates yields for each class of Shares which it offers. Yields for the Fund of Funds, which do not invest primarily in money market instruments, are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:


                           YIELD = 2[(A-B+1) to the power of 6 -1]
                                   ------------------------------
                                         cd


Where:       a    =    dividends and interest earned during the period
             b    =    expenses accrued for the period (net of reimbursements)
             c    =    average daily number of Shares outstanding during
                       the period that were entitled to receive dividends
             d    =    the maximum offering price per share on the last day of
                       the period.


       The yields for the Fund of Funds investing primarily in fixed-income instruments are reported in the Prospectus. Yield may fluctuate daily and does not provide a basis for determining future yields.





       Tax-equivalent yield for the Tax Exempt Bond Fund is calculated by dividing that portion of the yield of the appropriate Fund as computed above which is tax exempt by one minus a stated income tax rate (36.9%). The tax-equivalent yield for the Tax Exempt Bond Fund is reported in the Funds' respective Prospectus.


       Each Fund of Funds may, from time to time, advertise non-standard performances, including average annual total return for periods other than 1, 5 or 10 years or since inception.

       Each Fund of Funds may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indices.

                      INVESTMENT RESTRICTIONS, POLICIES AND
                         PRACTICES OF THE FUND OF FUNDS

       Each Fund of Funds' investment objective is "fundamental" which means each investment objective may not be changed without the approval of a majority of each Fund's shareholders. Certain investment policies may also be fundamental. Other policies may be changed by a Fund without shareholder approval. The Fund of Funds' investment objectives are set forth in the respective Prospectus.

       INVESTMENT RESTRICTIONS. Each Fund of Funds is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. No Fund of Funds will:

       1.Invest in any security if, as a result of such investment, less than 75% of its total assets would be represented by cash; cash items; securities of the US government, its agencies, or instrumentalities; securities of other investment companies (including the Underlying Funds); and other securities limited in respect of each issuer to an amount not greater in value than 5% of the total assets of such Fund of Funds.


       2. Invest 25% or more of the value of the Fund of Funds' total assets in the securities of companies primarily engaged in any one industry (other than the US government, its agencies and instrumentalities, and Shares of the Underlying Funds).



       3. Acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer, except with respect to Shares of FRIC Funds.


       4. Invest in companies for the purpose of exercising control or management.


       5. Purchase or sell real estate; provided that each Fund of Funds may invest in the Real Estate Securities Fund, which may own securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.


       6. Purchase or sell commodities or commodities contracts.

       7. Borrow money, except that the Fund may borrow as a temporary measure for extraordinary or emergency purposes, and not in excess of five percent of its net assets; provided, that the Fund may borrow to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33 1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be reduced to the extent necessary to comply with this limitation within three days. Reverse repurchase agreements will not be considered borrowings for purposes of the foregoing restrictions, provided that the Fund will not purchase investments when borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

       8. Purchase securities on margin or effect short sales (except that a Fund of Funds may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities).

       9. Engage in the business of underwriting securities issued by others or purchase securities subject to legal or contractual restrictions on disposition.

       10. Participate on a joint or a joint and several basis in any trading account in securities except to the extent permitted by the 1940 Act and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act. The "bunching" of orders for the sale or purchase of marketable portfolio securities with two or more Funds, or with a Fund and such other accounts under the management of FRIMCo or any money manager for the Funds to save brokerage costs or to average prices among them shall not be considered a joint securities trading account.


       11. Make loans of money or securities to any person or firm; provided, however, that the making of a loan shall not be construed to include (i) the entry into "repurchase agreements;" or (ii) the lending of portfolio securities in the manner generally described in the Fund of Funds' Prospectus in the section titled "Investment Policies, Restrictions and Risks of the Fund of Funds and Tax-Managed Funds -- Lending Portfolio Securities."


       12. Purchase or sell options.

       13. Purchase the securities of other investment companies except to the extent permitted by the 1940 Act and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act (and as described below).


       14. Purchase from or sell portfolio securities to the officers, the Trustees or other "interested persons" (as defined in the 1940 Act) of FRIC, including the Underlying Funds' money managers and their affiliates, except as permitted by the 1940 Act, SEC rules or exemptive orders.

       15. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit any Fund from making any otherwise permissible borrowings, mortgages or pledges, entering into permissible reverse repurchase agreements, or issuing shares of beneficial interest in multiple classes.

       Because of their investment objectives and policies, the Fund of Funds will concentrate more than 25% of their assets in the mutual fund industry. In accordance with the Fund of Funds' investment policies set forth in the Prospectus, each of the Fund of Funds may invest more than 25% of its assets in the Underlying Funds. However, each of the Underlying Funds in which each Fund of Funds will invest (other than the Real Estate Securities Fund) will not concentrate more than 25% of its total assets in any one industry. The Real Estate Securities Fund may invest 25% or more of its total assets in the securities of companies directly or indirectly engaged in the real estate industry.

       INVESTMENT POLICIES AND PRACTICES OF THE FUND OF FUNDS

       REPURCHASE AGREEMENTS. Each Fund of Funds may enter into repurchase agreements with the seller -- a bank or securities dealer -- who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next day). The securities purchased by a Fund of Funds have a total value in excess of the value of the repurchase agreement and are held by Fund of Funds' Custodian until repurchased. Repurchase agreements assist a Fund of Funds in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund of Funds will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US government securities whose creditworthiness is continually monitored and found satisfactory by FRIMCo.

       MONEY MARKET INSTRUMENTS. Each Fund of Funds may invest in securities maturing within 397 days or less at the time from the trade date or such other date upon which a Fund of Funds' interest in a security is subject to market action. Each Fund of Funds will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the Fund's securities. The procedures also address such matters as diversification and credit quality of the securities the Fund of Funds purchase, and were designed to ensure compliance by the Funds with the requirements of Rule 2a-7 of the 1940 Act.

       ILLIQUID SECURITIES. The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Fund of Funds pursuant to Rule 144A, as explained in the Prospectus) may be negotiated at the time such securities are purchased by a Fund of Funds. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, the Fund of Funds may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund of Funds also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

     The guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

                   INVESTMENT POLICIES OF THE UNDERLYING FUNDS

The investment objective and principal investment strategy for each of the Underlying Funds is provided in their Prospectuses. The following table illustrates the investments that the Underlying Funds primarily invest in or are permitted to invest in.


--------------------------- ----------- ------------ --------------- ------------- ------------ --------------
                            DIVERSIFIED   SPECIAL     QUANTITATIVE   INTERNATIONAL DIVERSIFIED   SHORT TERM
                              EQUITY      GROWTH         EQUITY       SECURITIES      BOND          BOND
     TYPE OF PRACTICE           FUND       FUND           FUND          FUND          FUND          FUND
--------------------------- ----------- ------------ --------------- ------------- ------------ --------------
Common stocks..........        |X|          |X|           |X|            |X|
--------------------------- ----------- ------------ --------------- ------------- ------------ --------------
Common stock equivalents
  (warrants)...........        |X|          |X|           |X|            |X|
--------------------------- ----------- ------------ --------------- ------------- ------------ --------------
Common stock equivalents
  (options)............        |X|          |X|           |X|            |X|
--------------------------- ----------- ------------ --------------- ------------- ------------ --------------
Common stock equivalents
  (convertible debt
     securities).......        |X|          |X|           |X|            |X|                         |X|
--------------------------- ----------- ------------ --------------- ------------- ------------ --------------
Common stock equivalents
  (depository receipts)        |X|          |X|
--------------------------- ----------- ------------ --------------- ------------- ------------ --------------
Preferred stocks.......        |X|          |X|           |X|            |X|                         |X|
--------------------------- ----------- ------------ --------------- ------------- ------------ --------------
Equity derivative              |X|          |X|           |X|            |X|
securities.............
--------------------------- ----------- ------------ --------------- ------------- ------------ --------------
Debt securities (below
  investment grade or junk
  bonds)...............                                                                              |X|
--------------------------- ----------- ------------ --------------- ------------- ------------ --------------
US government securities       |X|          |X|           |X|            |X|           |X|           |X|
--------------------------- ----------- ------------ --------------- ------------- ------------ --------------
Municipal obligations..                                                                              |X|
--------------------------- ----------- ------------ --------------- ------------- ------------ --------------
Investment company
  securities...........        |X|          |X|           |X|            |X|           |X|           |X|
--------------------------- ----------- ------------ --------------- ------------- ------------ --------------
Foreign securities.....        |X|          |X|           |X|            |X|           |X|           |X|
--------------------------- ----------- ------------ --------------- ------------- ------------ --------------



--------------------------- ------------- ------------- ------------- -------------- ------------- ------------
                            MULTISTRATEGY  REAL ESTATE    EMERGING     TAX-MANAGED   TAX-MANAGED
                                BOND       SECURITIES     MARKETS       LARGE CAP     SMALL CAP    TAX EXEMPT
     TYPE OF PRACTICE           FUND         FUND          FUND          FUND           FUND         FUND
--------------------------- ------------- ------------- ------------- -------------- ------------- ------------
Common stocks..........                       |X|           |X|            |X|           |X|
--------------------------- ------------- ------------- ------------- -------------- ------------- ------------
Common stock equivalents
  (warrants)...........                       |X|           |X|            |X|           |X|
--------------------------- ------------- ------------- ------------- -------------- ------------- ------------
Common stock equivalents
  (options)............                       |X|           |X|            |X|           |X|
--------------------------- ------------- ------------- ------------- -------------- ------------- ------------
Common stock equivalents
  (convertible debt
      securities)......                                                    |X|           |X|
--------------------------- ------------- ------------- ------------- -------------- ------------- ------------
Common stock equivalents
  (depository receipts)
--------------------------- ------------- ------------- ------------- -------------- ------------- ------------
Preferred stocks.......                       |X|           |X|            |X|           |X|
--------------------------- ------------- ------------- ------------- -------------- ------------- ------------
Equity derivative                             |X|           |X|            |X|           |X|
securities.............
--------------------------- ------------- ------------- ------------- -------------- ------------- ------------
Debt securities (below
  investment grade or junk
  bonds)...............         |X|                         |X|
--------------------------- ------------- ------------- ------------- -------------- ------------- ------------
US government securities        |X|           |X|           |X|            |X|           |X|           |X|
--------------------------- ------------- ------------- ------------- -------------- ------------- ------------
Municipal obligations..         |X|                                                                    |X|
--------------------------- ------------- ------------- ------------- -------------- ------------- ------------
Investment company
  securities...........         |X|           |X|           |X|            |X|           |X|           |X|
--------------------------- ------------- ------------- ------------- -------------- ------------- ------------
Foreign securities.....         |X|           |X|           |X|            |X|           |X|
--------------------------- ------------- ------------- ------------- -------------- ------------- ------------

OTHER INVESTMENT PRACTICES OF THE UNDERLYING FUNDS. The Underlying Funds use investment techniques commonly used by other mutual funds. The table below summarizes the principal investment practices of the Underlying Funds, each of which may involve certain special risks. The Glossary located at the back of the SAI describes each of the investment techniques identified below.



--------------------------- -------------- --------------- ------------- --------------- ---------------- --------------
                             DIVERSIFIED      SPECIAL      QUANTITATIVE  INTERNATIONAL     DIVERSIFIED     SHORT TERM
                               EQUITY          GROWTH         EQUITY       SECURITIES         BOND            BOND
     TYPE OF PRACTICE           FUND            FUND           FUND           FUND            FUND            FUND
--------------------------- -------------- --------------- ------------- --------------- ---------------- --------------
Cash reserves..........          |X|            |X|            |X|            |X|              |X|             |X|
--------------------------- -------------- --------------- ------------- --------------- ---------------- --------------
Repurchase agreements(1)                                                      |X|              |X|             |X|
--------------------------- -------------- --------------- ------------- --------------- ---------------- --------------
When-issued and forward
  commitment securities                                                       |X|              |X|             |X|
--------------------------- -------------- --------------- ------------- --------------- ---------------- --------------
Reverse repurchase
  agreements...........                                                       |X|              |X|             |X|
--------------------------- -------------- --------------- ------------- --------------- ---------------- --------------
Lending portfolio
  securities
  not to exceed 33 1/3%          |X|            |X|            |X|            |X|              |X|             |X|
  of total Fund assets.
--------------------------- -------------- --------------- ------------- --------------- ---------------- --------------
Illiquid securities
  (limited to 15% of a           |X|            |X|            |X|            |X|              |X|             |X|
  Fund's net assets)...
--------------------------- -------------- --------------- ------------- --------------- ---------------- --------------
Forward currency
  contracts(2).........                                                       |X|              |X|             |X|
--------------------------- -------------- --------------- ------------- --------------- ---------------- --------------
Write (sell) call and put
  options on securities,
  securities indexes and
  foreign currencies(3)          |X|            |X|            |X|            |X|
--------------------------- -------------- --------------- ------------- --------------- ---------------- --------------
Purchase options on
  securities, securities
  indexes, and                   |X|            |X|            |X|            |X|              |X|             |X|
  currencies(3)..........
--------------------------- -------------- --------------- ------------- --------------- ---------------- --------------
Interest rate futures
  contracts, stock index
  futures contracts,
  foreign currency
  contracts and options          |X|            |X|            |X|            |X|              |X|             |X|
  on futures(4)........
--------------------------- -------------- --------------- ------------- --------------- ---------------- --------------
Liquidity portfolios...          |X|            |X|            |X|            |X|
--------------------------- -------------- --------------- ------------- --------------- ---------------- --------------



--------------------------- -------------- --------------- -------------- -------------- ---------------- --------------
                               MULTISTRATEGY    REAL ESTATE     EMERGING      TAX-MANAGED     TAX-MANAGED     TAX EXEMPT
                                  BOND          SECURITIES       MARKETS       LARGE CAP       SMALL CAP         BOND
     TYPE OF PRACTICE             FUND             FUND           FUND           FUND            FUND            FUND
--------------------------- -------------- --------------- -------------- -------------- ---------------- --------------
Cash reserves..........          |X|            |X|             |X|            |X|             |X|             |X|
--------------------------- -------------- --------------- -------------- -------------- ---------------- --------------
Repurchase agreements(1)         |X|            |X|             |X|                                            |X|
--------------------------- -------------- --------------- -------------- -------------- ---------------- --------------
When-issued and forward
  commitment securities          |X|            |X|             |X|                                            |X|
--------------------------- -------------- --------------- -------------- -------------- ---------------- --------------
Reverse repurchase
  agreements...........          |X|            |X|             |X|                                            |X|
--------------------------- -------------- --------------- -------------- -------------- ---------------- --------------
Lending portfolio
  securities
  not to exceed 33 1/3%          |X|            |X|             |X|            |X|             |X|
  of total Fund assets.
--------------------------- -------------- --------------- -------------- -------------- ---------------- --------------
Illiquid securities
  (limited to 15% of a           |X|            |X|             |X|            |X|             |X|             |X|
  Fund's net assets)...
--------------------------- -------------- --------------- -------------- -------------- ---------------- --------------
Forward currency
  contracts(2).........          |X|                            |X|
--------------------------- -------------- --------------- -------------- -------------- ---------------- --------------
Write (sell) call and put
  options on securities,
  securities indexes and
  foreign currencies(3)          |X|                                           |X|             |X|
--------------------------- -------------- --------------- -------------- -------------- ---------------- --------------
Purchase options on
  securities, securities
  indexes, and                   |X|            |X|             |X|            |X|             |X|
  currencies(3)........
--------------------------- -------------- --------------- -------------- -------------- ---------------- --------------
Interest rate futures
  contracts, stock index
  futures contracts,
  foreign currency
  contracts and options          |X|            |X|             |X|                                            |X|
  on futures(4)........
--------------------------- -------------- --------------- -------------- -------------- ---------------- --------------
Liquidity portfolios...                         |X|             |X|            |X|             |X|
--------------------------- -------------- --------------- -------------- -------------- ---------------- --------------
Credit and Liquidity
Enhancements...........                                                                                        |X|
--------------------------- -------------- --------------- -------------- -------------- ---------------- --------------

---------------------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

(2) Each of the International Securities, Diversified Bond, Multistrategy Bond, Short Term Bond and Emerging Markets Funds may not invest more than one-third of its assets in these contracts.

(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.

(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

















       CASH RESERVES. Each Fund of Funds and each Underlying Fund (the "Funds") and its money managers may elect to invest a Fund's cash reserves in one or more of FRIC's money market funds. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Fund of Funds and the Underlying Funds will use this procedure only so long as doing so does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds and the Fund of Funds and Underlying Funds investing in them treat such investments as the purchase and redemption of money market fund shares. Any Fund of Funds or Underlying Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, shares of a money market fund issued to the Fund of Funds or Underlying Funds will be voted by the Trustees of FRIC in the same proportion as the shares of the money market fund that are held by shareholders who are not Fund of Funds or Underlying Funds. Fund of Funds and Underlying Funds investing in a money market fund effectively do not pay advisory or administrative management fees to a money market fund and thus do no pay duplicative advisory or administrative fees as FRIMCo waives a portion of its advisory or administrative fees due from those Funds in an amount that offsets the advisory or administrative fees it receives from the applicable money market fund in respect of those investments.



       LIQUIDITY PORTFOLIO. An Underlying Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may effect an Underlying Fund's performance since the money manager sells the securities for other than investment reasons. An Underlying Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests. The holding of significant amounts of cash is contrary, however, to the investment objectives of the Diversified Equity, Special Growth, Quantitative Equity, International Securities, Tax-Managed Large Cap and Tax-Managed Small Cap Funds. The more cash these Underlying Funds hold, the more difficult it is for their returns to meet or surpass their respective benchmarks. FRIMCo will exercise investment discretion or select a money manager to exercise investment discretion for approximately 5-15% of the Funds' assets assigned to a "Liquidity Portfolio."



       A Liquidity Portfolio addresses this potential detriment by having FRIMCo, or a money manager selected for this purpose, create a temporary equity exposure for cash reserves through the use of options and futures contracts until those cash reserves are invested in securities or used for Underlying Fund transactions. This will enable those four Underlying Funds to hold cash while receiving a return on the cash which is similar to holding equity securities.












       RUSSELL 1000 INDEX. The Russell 1000 -Registered Trademark- Index consists of the 1,000 largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depository Receipts.


       The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.




         Frank Russell Company chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that Frank Russell Company or FRIMCo believes that the particular security is an attractive investment.


CERTAIN INVESTMENTS OF THE UNDERLYING FUNDS



      REPURCHASE AGREEMENTS. An Underlying Fund may enter into repurchase agreements with the seller, a bank or securities dealer, who agrees to repurchase the securities at the Underlying Fund's cost plus interest within a specified time (normally one day). The securities purchased by an Underlying Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. Repurchase agreements assist an Underlying Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Underlying Funds will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US government securities whose creditworthiness is continually monitored and found satisfactory by the Underlying Funds' money managers.



      REVERSE REPURCHASE AGREEMENTS. An Underlying Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Underlying Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby an Underlying Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Underlying Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Underlying Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of an Underlying Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Underlying Fund's records while a reverse repurchase agreement is in effect.



       HIGH RISK BONDS. The Underlying Funds, other than the Emerging Markets, Short Term Bond, and Multistrategy Bond Funds, do not invest their assets in securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB by S&P or Baa by Moody's are the lowest ratings which are considered "investment grade" securities, although Moody's considers securities rated Baa, and S&P considers bonds rated BBB, to have some speculative characteristics. The Underlying Funds, other than Emerging Markets, Short Term Bond, and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings. The market value of debt securities generally varies inversely in relation to interest rates.



       The Emerging Markets, Short Term Bond, and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets Fund), 10% of its total assets (in the case of the Short Term Bond Fund) and 25% of its total assets (in the case of the Multistrategy Bond Fund) in debt securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks, because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated debt securities has expanded rapidly in recent years, and its growth has paralleled a long economic expansion. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Underlying Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Multistrategy Bond, Short Term Bond and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.



       Securities rated BBB by S&P or Baa by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories.

       Securities possessing Moody's Baa rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well. For further description of the various rating categories, see "Ratings of Debt Instruments."


       RISK FACTORS. The growth of the market for lower rated debt securities has paralleled a long period of economic expansion. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.



       In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish an Underlying Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Underlying Fund's Shares.


       Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of an Underlying Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

       The money managers of the Emerging Markets, Short Term Bond, and Multistrategy Bond Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.


       ILLIQUID SECURITIES. The Underlying Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Underlying Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, an Underlying Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.



         The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Underlying Funds pursuant to Rule 144A, as explained in their respective Prospectuses) may be negotiated at the time such securities are purchased by an Underlying Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, an Underlying Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. An

Underlying Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.


       FORWARD COMMITMENTS. An Underlying Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as such transactions are consistent with an Underlying Fund's ability to manage its investment portfolio and meet redemption requests. An Underlying Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Underlying Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.


       Additionally, under certain circumstances, the International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Underlying Fund is made prior to the Fund's receipt of cash payment therefor or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. "Free trade" transactions involve the risk of loss to an Underlying Fund if the other party to the "free trade" transaction fails to complete the transaction after the Fund has tendered cash payment or securities, as the case may be.



     LENDING PORTFOLIO SECURITIES. Cash collateral received by an Underlying Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including funds advised by the Custodian, for which it may receive an asset- based fee), and other investments meeting certain quality and maturity established by the Underlying Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Underlying Fund and the lending agent.



     Each Underlying Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. An Underlying Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.



       An Underlying Fund may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, an Underlying Fund must immediately pay the amount of the shortfall to the borrower.



       OPTIONS AND FUTURES. The Underlying Funds may purchase and sell (write) both call and put options on securities, securities indexes and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Underlying Funds may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Underlying Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Underlying Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be used only for hedging purposes).




























       OPTIONS ON SECURITIES AND INDEXES. Each Underlying Fund may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the- counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Underlying Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Underlying Funds' ability to hold illiquid securities. The Underlying Funds intend to purchase and write call and put options on specific securities.

       An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

       An Underlying Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Underlying Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner. An Underlying Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

       An Underlying Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Underlying Fund. For a call option on an index, the option is covered if the Underlying Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Underlying Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Underlying Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Underlying Fund in liquid assets in a segregated account with the Custodian.

       If an option written by an Underlying Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an Underlying Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

       To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

       Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Underlying Fund desires.

       An Underlying Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Underlying Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

       The premium paid for a put or call option purchased by an Underlying Fund is an asset of the Fund. The premium received for an option written by an Underlying Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.


       RISKS ASSOCIATED WITH OPTIONS ON SECURITIES AND INDEXES. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.


       If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.


       There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. If an Underlying Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If an Underlying Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.



         As the writer of a covered call option, an Underlying Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where an Underlying Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.


       If trading were suspended in an option purchased by an Underlying Fund, the Underlying Fund would not be able to close out the option. If restrictions on exercise were imposed, the Underlying Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Underlying Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.


       OPTIONS ON FOREIGN CURRENCY. An Underlying Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of an Underlying Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. None of the Underlying Funds, other than the Multistrategy Bond and Emerging Markets Funds, currently intends to write or purchase such options.



       FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. An Underlying Fund may invest in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade, as specified in their Prospectuses. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000-Registered Trademark-; Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the ECU. It is expected that other futures contracts will be developed and traded in the future.


       An Underlying Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out before exercise or expiration by an offsetting purchase or sale on option on a futures contract of the same series.

       There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

       An Underlying Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. An Underlying Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). An Underlying Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

       An Underlying Fund may enter into contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). An Underlying Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish these positions will not exceed 5% of the Fund's net assets.

       As long as required by regulatory authorities, each Underlying Fund will limit its use of futures contracts and options on futures contracts to hedging transactions. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, an Underlying Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

       When a purchase or sale of a futures contract is made by an Underlying Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Underlying Fund expects to earn interest income on its initial margin deposits.

       A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Underlying Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by an Underlying Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark-to- market its open futures positions.

       An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Underlying Fund.

       Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Underlying Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Underlying Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.


       LIMITATIONS ON USE OF FUTURES AND OPTIONS ON FUTURES CONTRACTS. An Underlying Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.


       When purchasing a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Underlying Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

       When selling a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Underlying Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Underlying Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Custodian).

       When selling a call option on a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Underlying Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

       When selling a put option on a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Underlying Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

       In order to comply with applicable regulations of the CFTC pursuant to which the Underlying Funds avoid being deemed to be a "commodity pools," the Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined under the CFTC Rules.

       The requirements for qualification as a regulated investment company also may limit the extent to which an Underlying Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."


       RISKS ASSOCIATED WITH FUTURES AND OPTIONS ON FUTURES CONTRACTS. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.


       Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.


     There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.



       ADDITIONAL RISKS OF OPTIONS ON SECURITIES, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, AND FORWARD CURRENCY EXCHANGE CONTRACT AND OPTIONS THEREON. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.



       HEDGING STRATEGIES. Stock index futures contracts may be used by the Diversified Equity, Special Growth, Quantitative Equity, International Securities, Emerging Markets, Tax-Managed Large Cap and Tax-Managed Small Cap Funds as an "equitization" vehicle for cash reserves held by the Funds. For example: equity index futures contracts are purchased to correspond with the cash reserves in each of the Funds. As a result, an Underlying Fund will realize gains or losses based on the performance of the equity market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Underlying Fund's cash reserves will always be fully exposed to equity market performance.

       Financial futures contracts may be used by the International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond, Emerging Markets and Tax Exempt Bond Funds as a hedge during or in anticipation of interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in the Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Underlying Fund to repurchase the futures contract at a lower price to close out the position.

       The Underlying Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of a market advance, or to temporarily create an equity exposure for cash balances until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated changes in interest rates.

       When purchasing a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, an Underlying Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.


       FOREIGN CURRENCY FUTURES CONTRACTS. The Underlying Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.


       A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

       The Underlying Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, an Underlying Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Underlying Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Underlying Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Underlying Fund may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Underlying Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.


       RISK FACTORS. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in involve taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing an Underlying Fund to be unable to close out the futures contract thereby affecting a Fund's hedging strategy.


       In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

       FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS ("FORWARD CURRENCY CONTRACTS"). The International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond and Emerging Markets Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen, at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Underlying Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Underlying Funds' portfolio securities are or are expected to be denominated. An Underlying Fund's dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. An Underlying Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Underlying Funds may, however, enter into a position hedging transaction with respect to a currency other than that held in the Funds' portfolios, if such a transaction is deemed a hedge. If an Underlying Fund enters into this type of hedging transaction, liquid assets will be placed in a segregated account in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional liquid assets will be placed in the account so that the value of the account will equal the amount of the Underlying Fund's commitment with respect to the contract. Hedging transactions may be made from any foreign currency into US dollars or into other appropriate currencies.


       At or before the maturity of a forward foreign currency contract, an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Underlying Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency or offsets will be available to a Fund.

       Upon maturity of a forward currency contract, the Underlying Funds may
(a) pay for and receive, or deliver and be paid for, the underlying currency,
(b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. An Underlying Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Underlying Funds.

       The cost to an Underlying Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

       If a devaluation is generally anticipated, an Underlying Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. An Underlying Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a given year.

       Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.










     The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict an Underlying Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Underlying Funds are engaged in that strategy.

       An Underlying Fund's ability to dispose of its positions in forward contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward contracts. Forward foreign currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that an Underlying Fund will be able to utilize these instruments effectively for the purposes set forth above.


     Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts



       DEPOSITORY RECEIPTS. An Underlying Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of an Underlying Fund's investment policies, the Underlying Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

       ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respect similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Underlying Funds may invest in sponsored and unsponsored ADRs.



     BANK INSTRUMENTS. The Diversified Bond, Short Term Bond and Multistrategy Bond Funds may invest in bank instruments, which include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments.



     INDEXED COMMERCIAL PAPER. Indexed commercial paper is US-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Multistrategy Bond Fund intends to invest in indexed commercial paper, and then only for hedging purposes.



       US GOVERNMENT OBLIGATIONS. The types of US government obligations the Underlying Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and
(c) US Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association ("GNMA") participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The

Underlying Funds may invest in fixed-rate and floating or variable rate US government obligations. The Underlying Funds may purchase US government obligations on a forward commitment basis.



     VARIABLE AND FLOATING RATE SECURITIES. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a percentage of the prime rate of a specified bank or some similar objective standard, such as 90-day US Treasury Bill rate, and may change as often as twice daily. Generally, changes in interest rates on floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.



       ZERO COUPON SECURITIES. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.



       MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES. The forms of mortgage related and other asset-backed securities the Underlying Funds may invest in include the securities described below:



       MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the GNMA, which is a wholly-owned US government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.



       COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.



       ASSET-BACKED SECURITIES. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by an Underlying Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Underlying Fund may experience loss or delay in receiving payment and a decrease in the value of the security.



       RISK FACTORS. Prepayment of principal on mortgage or asset-backed securities may expose an Underlying Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

     LOAN PARTICIPATIONS. The Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale.



     MUNICIPAL OBLIGATIONS. "Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.


       MUNICIPAL BONDS. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications - General Obligation Bonds and Revenue Bonds.

         GENERAL OBLIGATION BONDS - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

         REVENUE BONDS - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

         INDUSTRIAL DEVELOPMENT BONDS - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

       MUNICIPAL NOTES. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

         TAX ANTICIPATION NOTES - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

         BOND ANTICIPATION NOTES - are issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

         REVENUE ANTICIPATION NOTES - are issued in expectation of receipt of other types of revenues such as certain federal revenues.

         CONSTRUCTION LOAN NOTES - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

         PRE-REFUNDED MUNICIPAL BONDS - are bonds no longer secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

         TAX FREE COMMERCIAL PAPER - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

         TAX FREE FLOATING AND VARIABLE RATE DEMAND NOTES - are municipal obligations backed by an obligation of a commercial bank to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, usually becomes effective within thirty days. The rate of return on the notes is readjusted periodically according to some objective standard such as changes in a commercial bank's prime rate.

         TAX FREE PARTICIPATION CERTIFICATES - are tax free floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. They are usually purchased by the Tax Exempt Bond and Tax Free Money Market Funds to maintain liquidity. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

         A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

         The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

       DEMAND NOTES. The Tax Exempt Bond and Tax Free Money Market Funds may purchase municipal obligations with the right to a "put" or "stand- by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.

       The Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")

       The Tax Exempt Bond and Tax Free Money Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.


      INTEREST RATE TRANSACTIONS. The Short Term Bond and Multistrategy Bond Funds may enter into interest rate swaps, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive interest payments for the obligations or rights to receive interest payments of another party (i.e., an exchange of floating rate payments for fixed rate payments). The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.


     The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

      A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.


     INVESTMENT IN FOREIGN SECURITIES. The Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

     INVESTMENT IN EMERGING MARKETS. Foreign investment may include emerging market debt. Emerging markets consist of countries determined by the money managers of the Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.



       FOREIGN GOVERNMENT SECURITIES. Foreign government securities which the Underlying Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.



       OTHER DEBT SECURITIES. Multistrategy Bond Fund may invest in debt securities issued by supranational organizations such as:


         THE WORLD BANK -- An international bank which was chartered to finance development projects in developing member countries.

         THE EUROPEAN COMMUNITY -- An organization which consists of certain European states engaged in cooperative economic activities.

         THE EUROPEAN COAL AND STEEL COMMUNITY -- An economic union of various European nations' steel and coal industries.

         THE ASIAN DEVELOPMENT BANK -- An international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

       Multistrategy Bond Fund may also invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Economic Community. The Counsel of Ministers of the European Economic Community may adjust specific amounts of currency comprising the ECU to reflect changes in the relative values of the underlying currencies. The money managers investing in these securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of the securities.


       BRADY BONDS. The Multistrategy Bond Fund may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market. Brady Bonds have been issued only recently and accordingly they do not have a long payment history.


                                      TAXES

      DISTRIBUTIONS


      DISTRIBUTIONS OF NET INVESTMENT INCOME. The Fund of Funds receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a Fund of Funds, constitutes its net investment income from which dividends may be paid to you. Any distributions by a Fund of Funds from such income will be taxable to you as ordinary income, whether you take them in cash or in additional Shares.



      DISTRIBUTIONS OF CAPITAL GAINS. The Fund of Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities which are made up, for the most part, of Shares of the Underlying Funds. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by a Fund of Funds will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund of Funds. Any net short-term or long-term capital gains realized by a Fund of Funds (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund of Funds.


      INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. Each Fund of Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held a Fund of Funds' Shares for a full year, you may have designated and distributed to you as ordinary income or capital gain a percentage of income and/or capital gains that is not equal to the actual amount of such income or capital gains earned during the period of your investment in a Fund of Funds.

      TAXES


      ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. Each Fund of Funds has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, a Fund of Funds generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of a Fund of Funds as a regulated investment company if it determines such course of action to be beneficial to you. In such case, a Fund of Funds will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary income or capital gains to the extent of a Fund of Funds's available earnings and profits.



      EXCISE TAX DISTRIBUTION REQUIREMENTS. The Code requires a Fund of Funds to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its net capital gain income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each Fund of Funds intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.



      REDEMPTION OF FUND SHARES. Redemptions and exchanges of a Fund of Funds' Shares are taxable transactions for federal and state income tax purposes that cause you to recognize a gain or loss. If you hold your Shares as a capital asset, the gain or loss that you realize will be capital gain or loss. Any loss incurred on the redemption or exchange of Shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund of Funds on those Shares.



      Beginning after the year 2005 (2000 for certain shareholders) gain on the sale or redemption of Shares held more than five years may be subject to a reduced rate of tax.



      All or a portion of any loss that you realize upon the redemption of your Fund of Funds Shares will be disallowed to the extent that you purchase other Shares in such Fund of Funds (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares you purchase.

                            MONEY MANAGER INFORMATION
                            FOR THE UNDERLYING FUNDS

                             DIVERSIFIED EQUITY FUND


      ALLIANCE CAPITAL MANAGEMENT L.P. is a limited partnership whose (i) general partner, Alliance Capital Management Corporation, is a wholly owned subsidiary of AXA Financial, Inc. (formerly The Equitable Companies Incorporated) ("AXF") and (ii) majority unit holder is ACMC, Inc., an indirect wholly owned subsidiary of AXF. AXA, a French insurance company, owns approximately 58.4% of the common stock of AXF.



      BARCLAYS GLOBAL FUND ADVISORS N.A. is a wholly-owned subsidiary of Barclays Global Investors, N.A.



      EQUINOX CAPITAL MANAGEMENT, LLC is 100% employee owned, with majority ownership held by Ron Ulrich.


      JACOBS LEVY EQUITY MANAGEMENT, INC. is owned by Bruce Jacobs and Kenneth Levy.





      MARSICO CAPITAL MANAGEMENT, LLC is owned 50% by Marsico Management Holdings, LLC and 50% by TFM Holdings, LLLP. Marsico Management Holdings is a wholly owned subsidiary of Bank of America, N.A. which in turn is a wholly owned subsidiary of Bank of America Corporation. TFM Holdings, LLLP is a Colorado limited liability limited partnership whose sole general partner is TFM Managers, Inc. which is wholly-owned by Thomas F. Marsico.



      PEACHTREE ASSET MANAGEMENT is a division of SSB Citi Fund Management LLC. SSB Citi Fund Management LLC is 100% owned by Salomon Smith Barney Holdings, Inc. which is a wholly owned subsidiary of Citigroup Inc.



      SANFORD C. BERNSTEIN & CO., INC. is controlled by its Board of Directors. The Board consists of Lewis A. Sanders, Roger Hertog, Andrew S. Adelson, Kevin
R. Brine, Charles C. Cahn, Jr., Marilyn G. Fedak, Arthur W. Fried, Michael L. Goldstein, Thomas S. Hexner, Jerry M. Lieberman, Marc O. Mayer, Jean M. Reid and Francis H. Trainer, Jr.



      STRONG CAPITAL MANAGEMENT, INC. is a corporation controlled by Richard S. Strong.



      SUFFOLK CAPITAL MANAGEMENT, INC. is a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.



      TURNER INVESTMENT PARTNERS INC. is a corporation controlled by Robert E. Turner.



      WESTPEAK INVESTMENT ADVISORS, LP is a wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), which also owned, as of January 31, 1999, approximately 48% of the limited partnership interests in Nvest Companies. Nvest Companies' advising general partner, Nvest, L.P., is a publicly-traded company listed on the New York Stock Exchange.


                               SPECIAL GROWTH FUND


      CAPITALWORKS INVESTMENT PARTNERS, LLC is a liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia.


      DELPHI MANAGEMENT, INC. is 100% owned by Scott Black.


      FIDUCIARY INTERNATIONAL, INC. is an indirect wholly-owned subsidiary of Fiduciary Trust Company International, a New York state chartered bank.



      GLOBEFLEX CAPITAL, L.P. is a California limited partnership. Its general partners are Robert J. Anslow, Jr. and Marina L. Marrelli.


      JACOBS LEVY EQUITY MANAGEMENT, INC. See: Diversified Equity Fund.

      SIRACH CAPITAL MANAGEMENT, INC. is a wholly-owned subsidiary of United Asset Management Company, a publicly traded corporation.




      WESTPEAK INVESTMENT ADVISORS, L.P. See: Diversified Equity Fund.

                            QUANTITATIVE EQUITY FUND

      BARCLAYS GLOBAL FUND ADVISORS. See: Diversified Equity Fund.


      FRANKLIN PORTFOLIO ASSOCIATES LLC is a Massachusetts limited liability company owned by Mellon Financial Corporation.



      J.P. MORGAN INVESTMENT MANAGEMENT, INC. is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.


      JACOBS LEVY EQUITY MANAGEMENT, INC. See: Diversified Equity Fund.

                          INTERNATIONAL SECURITIES FUND


      DELAWARE INTERNATIONAL ADVISERS LIMITED is an indirect, wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company.



      FIDELITY MANAGEMENT TRUST COMPANY is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.


      J.P. MORGAN INVESTMENT MANAGEMENT, INC. See: Quantitative Equity Fund.


      MASTHOLM ASSET MANAGEMENT, LLC is a Washington limited liability company that is controlled by the following members: Douglas R. Allen, Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theordore J. Tyson.



      MONTGOMERY ASSET MANAGEMENT LLC is a Delaware limited liability company with majority ownership held by Commerzbank AG, a foreign banking organization.



      OECHSLE INTERNATIONAL ADVISORS is a Delaware limited liability company that is controlled by its member manager, Oechsle Group, LLC, a Delaware limited liability company. Oechsle Group, LLC is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, L. Sean Roche and Warren R. Walker.


      SANFORD C. BERNSTEIN & CO., INC. See: Diversified Equity Fund.


      THE BOSTON COMPANY ASSET MANAGEMENT, LLC is a wholly owned, indirect subsidiary of Mellon Financial Corporation, a publicly held corporation.


                              DIVERSIFIED BOND FUND


      LINCOLN CAPITAL MANAGEMENT COMPANY is over 50% owned by John Cole, Dave Fowler, Jay Freedman, Parker Hall, Peter Knez, Kenneth Meyer and Alan Sebulsky.



      PACIFIC INVESTMENT MANAGEMENT COMPANY ("PIMCO") is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"). The general partners of PIMCO Advisors are PIMCO Partners, G.P. and PIMCO Advisors Holdings L.P. ("PAH"). PIMCO Partners, G.P. is a general partnership between PIMCO Holding LLC, a Delaware limited liability company and indirect wholly-owned subsidiary of Pacific Life Insurance Company, and PIMCO Partners LLC, a California limited liability company controlled by the current PIMCO Managing Directors and two former Managing Directors of PIMCO. PIMCO Partners, G.P. is the sole general partner of PAH. It is expected that on or about May 5,

2000, Allianz of America, Inc., ("A of A") will acquire (the "Acquisition") majority ownership of PIMCO Advisors and its subsidiaries, including PIMCO. After the closing of the Acquisition, A of A will own approximately 70% of the outstanding partnership interests in PIMCO Advisors. Pacific Life Insurance Company will retain its approximately 30% interest in an indirect general partner of PIMCO Advisors. In connection with the Acquisition, A of A will enter into a put/call arrangement for the possible disposition of Pacific Life Insurance Company's indirect interest in PIMCO Advisors.



      STANDISH, AYER & WOOD, INC. is organized as a Sub-chapter S Corporation and is 100% owned by its twenty-five directors, with no director having more than 25% ownership.


                              SHORT TERM BOND FUND


      BLACKROCK FINANCIAL MANAGEMENT operates as a partially owned independent subsidiary of the PNC Bank. On October 1, 1999 the firm completed an initial public offering ("IPO") of its common stock. Currently, 14% of BlackRock stock is publicly held, PNC Bank owns approximately 70%, and BlackRock's employees own 16%.


      STANDISH, AYER & WOOD, INC. See: Diversified Bond Fund.

      STW FIXED INCOME MANAGEMENT LTD. is a Bermuda exempted company. William H. Williams III is the sole shareholder.

                             MULTISTRATEGY BOND FUND

      LAZARD ASSET MANAGEMENT is a division of Lazard Freres & Co. LLC (LF&Co) a broker/dealer which is a New York limited liability company.


      MILLER, ANDERSON & SHERRERD, LLP ("MAS") is a Pennsylvania limited liability partnership. MAS is wholly-owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., and is a division of Morgan Stanley Dean Witter Investment Management.


      PACIFIC INVESTMENT MANAGEMENT COMPANY. See: Diversified Bond Fund.

      STANDISH, AYER & WOOD, INC. See: Diversified Bond Fund.

                           REAL ESTATE SECURITIES FUND


      AEW CAPITAL MANAGEMENT, L.P. is a wholly-owned affiliate of Nvest Companies, L.P. ("Nvest"). Nvest is a publicly held limited partnership. Metropolitan Life Insurance Company owns approximately 48% of Nvest. AEW Capital Management, Inc., a wholly-owned subsidiary of Nvest Holdings, Inc., is the general partner, and Nvest is the sole limited partner of AEW Capital Management, L.P.



      COHEN & STEERS CAPITAL MANAGEMENT is a corporation whose two principals, Robert H. Steers and Martin Cohen, control the corporation within the meaning of the 1940 Act.



      SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP INCORPORATED is an indirect, wholly-owned subsidiary of Security Capital, a publicly traded corporation.


                              EMERGING MARKETS FUND


      FOREIGN & COLONIAL EMERGING MARKETS LIMITED is a wholly-owned subsidiary of Hypo Foreign & Colonial Management (Holding) Limited ("HFCM"), the holding company of the Foreign & Colonial Group of Fund managers. HFCM is controlled by Bayerische Hypo-und Vereinsbank AG, the second largest commercial bank in Germany.

      GENESIS ASSET MANAGERS LIMITED is a limited liability company organized under the laws of the state of Guernsey, the Channel Islands. Genesis Asset Managers Limited is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Limited, is controlled 55% by management and associated interests, and the balance held by outside shareholders, with the largest single holding being 15%.



      NICHOLAS-APPLEGATE CAPITAL MANAGEMENT is a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, Inc., a California corporation controlled by Arthur
E. Nicholas.


      SANFORD C. BERNSTEIN & CO. INC. See: Diversified Equity Fund.


      SCHRODERS INVESTMENT MANAGEMENT NORTH AMERICA LIMITED is 100% owned by Schroders plc, which is publicly traded on the London Stock Exchange.


                              TAX-MANAGED LARGE CAP


     J.P. MORGAN INVESTMENT MANAGEMENT INC. See: Quantitative Equity Fund.


                              TAX-MANAGED SMALL CAP


     GEEWAX, TERKER & COMPANY is a general partnership with its general partners, John J. Geewax and Bruce E Terker, each owning 50% of the firm.

















                           RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

       MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

       Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

       B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

       Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

       Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

       C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

       Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

       STANDARD & POOR'S RATINGS GROUP ("S&P"):

       AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

       AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

       A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

       BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

       BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

       BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual implied BBB- rating.

       B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

       CCC -- Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

       CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

       C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating has been used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

       C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

       D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

       Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the appropriate category.

       Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

       STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES. MOODY'S:

       Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used are as follows:

       MIG-1 -- Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

       MIG-2 -- Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

       S&P:

       A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

       -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

       -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

       Note rating symbols are as follows:

       SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

       SP-2 -- Satisfactory capacity to pay principal and interest.

       S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

       The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used to denote the put option (for example, "AAA/A-1+") or if the nominal maturity is short, a rating of "SP-1+/AAA" is assigned.

COMMERCIAL PAPER RATINGS.

       MOODY'S:

       Commercial paper rated Prime by Moody's is based upon its evaluation of many factors, including: (l) management of the issuer; (2) the issuer's industry or industries and the speculative-type risks which may be inherent in certain areas; (3) the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issue; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

       Relative differences in these factors determine whether the issuer's commercial paper is rated Prime-l, Prime-2, or Prime-3.

       Prime-1 - indicates a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternative liquidity.

       Prime-2 - indicates a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.


       S&P:

       Commercial paper rated A by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-l, A-2, or A-3.

       A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

       A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

       DUFF & PHELPS, INC.:

       Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers' acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

       Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

       The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carries the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

       Duff 1+ -- Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free US Treasury short-term obligations.

       Duff 1 -- Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

       Duff 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

       Good Grade

       Duff 2 -- Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

       Satisfactory Grade

       Duff 3 -- Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.


       Non-Investment Grade

       Duff 4 -- Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

       Default

       Duff 5 -- Issuer failed to meet scheduled principal and/or interest payments.

       IBCA, INC.:

       In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

       IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

       Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While this confidential data cannot be disclosed in reports, it is taken into account when assigning ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

       IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

       A1+ -- Obligations supported by the highest capacity for timely repayment.

       A1 -- Obligations supported by a very strong capacity for timely repayment.

       A2 -- Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

       B1 -- Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

       B2 -- Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

       C1 -- Obligations for which there is an inadequate capacity to ensure timely repayment.

       D1 -- Obligations which have a high risk of default or which are currently in default.

       FITCH INVESTORS SERVICE, INC. ("FITCH"):

       Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes and municipal and investment notes.

       The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

       Fitch short-term ratings are as follows:

       F-1+ -- Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F-1 -- Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F1+.

       F-2 -- Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

       F-3 -- Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

       F-5 -- Weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

       D -- Default. Issues assigned this rating are in actual or imminent payment default.

THOMSON BANKWATCH ("TBW") SHORT-TERM RATINGS:

       The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

       These ratings are derived exclusively from a quantitative analysis of publicly available information. Qualitative judgments have not been incorporated. The ratings are intended to be applicable to all operating entities of an organization but there may be in some cases more credit liquidity and/or risk in one segment of the business than another.

       The TBW short-term rating applies only to unsecured instruments that have a maturity of one year or less, and reflects the likelihood of an untimely payment of principal or interest.

       TBW-1 -- The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

       TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

       TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

       TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                              FINANCIAL STATEMENTS


       The 1999 annual financial statements of the Fund of Funds, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Fund of Funds Annual Report to Shareholders. A copy of the Fund of Funds' Annual Report dated December 31, 1999 accompanies this Statement and is incorporated herein by reference.

                                    GLOSSARY

     BANK INSTRUMENTS -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated is US dollars and held in the United States.

     BRADY BONDS -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

     BOARD -- The Board of Trustees of FRIC.

     CASH RESERVES -- The Underlying Funds are authorized to invest its cash reserves (i.e., funds awaiting investment in the specific types of securities to be acquired by a Fund) in money market instruments and in debt securities of comparable quality to the Fund's permitted investments. As an alternative to an Underlying Fund directly investing in money market instruments, the Funds and their money managers may elect to invest the Fund's cash reserves in FRIC's Money Market Fund. To prevent duplication of fees, FRIMCo waives its management fee on that portion of a Fund's assets invested in FRIC's Money Market Fund.

     CODE -- Internal Revenue Code of 1986, as amended.

     CONVERTIBLE SECURITY -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

     COVERED CALL OPTION -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.




     CUSTODIAN -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.

     DEPOSITORY RECEIPTS -- These include American Depository Receipts ("ADRs"), European Depository Receipts, Global Depository Receipts, and other similar securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in US securities markets.

     DERIVATIVES -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.




     DISTRIBUTOR -- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with FRIC.

     EQUITY DERIVATIVE SECURITIES -- These include, among other instruments, options on equity securities, warrants and futures contracts on equity securities.

     FINANCIAL INTERMEDIARY -- A bank trust department, registered investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

     FNMA -- Federal National Mortgage Association.

     FORWARD COMMITMENTS -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

     FORWARD CURRENCY CONTRACTS -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.


     FRIC -- Frank Russell Investment Company, an open-end management investment company which is registered with the SEC.



     FRIMCO -- Frank Russell Investment Management Company, FRIC's investment advisor, administrator and transfer and dividend paying agent.


     FUNDS-- The 32 investment series of FRIC. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

     FUTURES AND OPTIONS ON FUTURES -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

     GNMA -- Government National Mortgage Association


     ILLIQUID SECURITIES -- The Underlying Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. No Underlying Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.


     INVESTMENT GRADE -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.




     LENDING PORTFOLIO SECURITIES -- Each Underlying Fund may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

     LIQUIDITY PORTFOLIO -- FRIMCo will manage or will select a money manager to exercise investment discretion for approximately 5%-15% of Diversified Equity, Special Growth, Quantitative Equity, International Securities, Real Estate Securities and Emerging Markets Funds' assets assigned to a Liquidity portfolio. The Liquidity portfolio will be used to temporarily create an equity exposure for cash balances until those balances are invested in securities or used for Fund transactions.

     MONEY MARKET FUNDS-- Money Market, US Government Money Market and Tax-Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

     MOODY'S -- Moody's Investors Service, Inc., an NRSRO

     MUNICIPAL OBLIGATIONS -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.




     NET ASSET VALUE (NAV)-- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

     NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's

     NYSE -- New York Stock Exchange

     OPTIONS ON SECURITIES, SECURITIES INDEXES AND CURRENCIES -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations.

     PFIC-- A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

     PRIME RATE -- The interest rate charged by leading US banks on loans to their most creditworthy customers

     REPURCHASE AGREEMENTS -- An Underlying Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

     REVERSE REPURCHASE AGREEMENTS -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.




     RUSSELL 1000-Registered Trademark- INDEX. The Russell 1000-Registered Trademark- Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depository Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000-Registered Trademark- Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

     RUSSELL -- Frank Russell Company, consultant to FRIC and to the Funds

     S&P -- Standard & Poor's Ratings Group, an NRSRO

     S&P 500 -- Standard & Poor's 500 Composite Price Index







     SHARES-- The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund.


     STATEMENT -- FRIC's Statement of Additional Information.


     TRANSFER AGENT -- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent

     UNDERLYING FUNDS -- The FRIC Funds in which the Fund of Funds invest in.

     US -- United States

     US GOVERNMENT OBLIGATIONS -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.




     VARIABLE RATE OBLIGATION-- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

     WARRANTS -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

     1940 ACT-- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

     1933 ACT -- The Securities Act of 1933, as amended.

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A Street
                            Tacoma, Washington 98402
                            Telephone (800) 972-0700
                          In Washington (253) 627-7001


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2000


       Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers Shares of beneficial interest in the Funds in multiple separate Prospectuses.

       This Statement of Additional Information ("Statement") is not a prospectus; this Statement should be read in conjunction with the Funds' Prospectuses. Prospectuses may be obtained without charge by telephoning or writing FRIC at the number or address shown above.

       Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.


       This Statement incorporates by reference FRIC's Annual Reports to Shareholders for the year ended December 31, 1999. Copies of the Funds' Annual Reports accompany this Statement.



       As of the date of this Statement, FRIC is comprised of the following Funds, each of which commenced operations on the date indicated:



                                              Fund Inception
          FUND                                     DATE                    PROSPECTUS DATE
Equity I Fund                                 October 15, 1981             May 1, 2000
Equity II Fund                                December 28, 1981            May 1, 2000
Equity III Fund                               November 27, 1981            May 1, 2000
Equity Q Fund                                 May 29, 1987                 May 1, 2000
Tax-Managed Large Cap Fund (formerly          October 7, 1996              May 1, 2000
     Equity T Fund)
Tax-Managed Small Cap Fund                    December 1, 1999             May 1, 2000
International Fund                            January 31, 1983             May 1, 2000
Emerging Markets Fund                         January 29, 1993             May 1, 2000
Fixed Income I Fund                           October 15, 1981             May 1, 2000
Fixed Income III Fund                         January 29, 1993             May 1, 2000
Money Market Fund                             October 15, 1981             May 1, 2000
Diversified Equity Fund                       September 5, 1985            May 1, 2000
Special Growth Fund                           September 5, 1985            May 1, 2000
Equity Income Fund                            September 5, 1985            May 1, 2000
Quantitative Equity Fund                      May 15, 1987                 May 1, 2000
International Securities Fund                 September 5, 1985            May 1, 2000
Real Estate Securities Fund                   July 28, 1989                May 1, 2000
Diversified Bond Fund                         September 5, 1985            May 1, 2000
Short Term Bond Fund                          October 30, 1981             May 1, 2000
Multistrategy Bond Fund                       January 29, 1993             May 1, 2000
Tax Exempt Bond Fund                          September 5, 1985            May 1, 2000
U.S. Government Money Market Fund             September 5, 1985            May 1, 2000
Tax Free Money Market Fund                    May 8, 1987                  May 1, 2000

A shareholder of the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I or Fixed Income III Funds may enter into a separate agreement with Frank Russell Investment Management Company ("FRIMCo") to obtain certain services from, and pay a separate quarterly individual shareholder investment services fee directly to, FRIMCo. The amount of the fee is based upon the assets subject to the applicable agreement and the services obtained under that agreement. A shareholder of the other Funds does not execute such an agreement to acquire such services and pays no such fees. In each case, FRIMCo may charge fees to a shareholder for non-investment services provided directly to that shareholder.



Each of the Funds (except the money market funds) presently offers interests in different classes of Shares as described in the table below. For purposes of this Statement, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." Seven of the Funds, the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds, are referred to in this Statement as the "Institutional Funds." Unless otherwise indicated, this Statement relates to all classes of Shares of the Funds.



--------------------------------------- ----------- ------------ ----------- ----------- -----------
Fund                                    Class C     Class E      Class S     Class I     Class Y
--------------------------------------- ----------- ------------ ----------- ----------- -----------
Equity I                                                 X                       X           X
--------------------------------------- ----------- ------------ ----------- ----------- -----------
Equity II                                                X                       X           X
--------------------------------------- ----------- ------------ ----------- ----------- -----------
Equity III                                               X                       X           X
--------------------------------------- ----------- ------------ ----------- ----------- -----------
Equity Q                                                 X                       X           X
--------------------------------------- ----------- ------------ ----------- ----------- -----------
Tax-Managed Large Cap                       X                        X
--------------------------------------- ----------- ------------ ----------- ----------- -----------
Tax-Managed Small Cap                       X                        X
--------------------------------------- ----------- ------------ ----------- ----------- -----------
International                                            X                       X           X
--------------------------------------- ----------- ------------ ----------- ----------- -----------
Emerging Markets                            X            X           X
--------------------------------------- ----------- ------------ ----------- ----------- -----------
Fixed Income I                                           X                       X           X
--------------------------------------- ----------- ------------ ----------- ----------- -----------
Fixed Income III                                         X                       X           X
--------------------------------------- ----------- ------------ ----------- ----------- -----------
Money Market                                                         X
--------------------------------------- ----------- ------------ ----------- ----------- -----------
Diversified Equity                          X            X           X
--------------------------------------- ----------- ------------ ----------- ----------- -----------
Special Growth                              X            X           X
--------------------------------------- ----------- ------------ ----------- ----------- -----------
Equity Income                               X            X           X
--------------------------------------- ----------- ------------ ----------- ----------- -----------
Quantitative Equity                         X            X           X
--------------------------------------- ----------- ------------ ----------- ----------- -----------
International Securities                    X            X           X
--------------------------------------- ----------- ------------ ----------- ----------- -----------
Real Estate Securities                      X            X           X
--------------------------------------- ----------- ------------ ----------- ----------- -----------
Diversified Bond                            X            X           X
--------------------------------------- ----------- ------------ ----------- ----------- -----------
Short Term Bond                             X            X           X
--------------------------------------- ----------- ------------ ----------- ----------- -----------
Multistrategy Bond                          X            X           X
--------------------------------------- ----------- ------------ ----------- ----------- -----------
Tax Exempt Bond                             X            X           X
--------------------------------------- ----------- ------------ ----------- ----------- -----------
U.S. Government Money Market                                         X
--------------------------------------- ----------- ------------ ----------- ----------- -----------
Tax Free Money Market                                                X
--------------------------------------- ----------- ------------ ----------- ----------- -----------

                                TABLE OF CONTENTS

             CERTAIN TERMS USED IN THIS STATEMENT ARE DEFINED IN THE
                        GLOSSARY, WHICH BEGINS ON PAGE 61

                                                                          Page
STRUCTURE AND GOVERNANCE...........................................          1
       Organization and Business History...........................          1
       Shareholder Meetings........................................          1
       Controlling Shareholders....................................          1
       Trustees and Officers.......................................          3

OPERATION OF FRIC..................................................          8
       Service Providers...........................................          8
       Consultant..................................................          8
       Advisor and Administrator...................................          8
       Money Managers..............................................          11
       Distributor.................................................          12
       Custodian and Portfolio Accountant..........................          12
       Transfer and Dividend Disbursing Agent......................          12
       Order Placement Designees...................................          13
       Independent Accountants.....................................          13
       Code of Ethics..............................................
       Plan Pursuant to Rule 18f-3.................................          13
       Distribution Plan...........................................          13
       Shareholder Services Plan...................................          14
       Fund Expenses...............................................          15
       Purchase and Redemption of Fund Shares......................
       Valuation of Fund Shares....................................          15
       Valuation of Portfolio Securities...........................          16
       Portfolio Transaction Policies..............................          16
       Portfolio Turnover Rate.....................................          17
       Brokerage Allocations.......................................          17
       Brokerage Commissions.......................................          19
       Yield and Total Return Quotations...........................          21

INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS..........          23
       Investment Restrictions.....................................          23
       Investment Policies.........................................          25
       Certain Investments.........................................          29

TAXES..............................................................          46

MONEY MANAGER INFORMATION..........................................          49

RATINGS OF DEBT INSTRUMENTS........................................          55

FINANCIAL STATEMENTS...............................................          60

GLOSSARY...........................................................          61

                            STRUCTURE AND GOVERNANCE


ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.


FRIC is currently organized and operating under an amended Master Trust Agreement dated July 26, 1984, and the provisions of Massachusetts's law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of FRIC or the Fund, respectively. FRIC is a registered open-end management investment company of the diversified type.



FRIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio -- a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The amended Master Trust Agreement provides that a shareholder may be required to redeem Shares in a Fund under circumstances set forth in the Master Trust Agreement.



FRIC's Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. The Class C Shares are subject to a Rule 12b-1 fee of up to 0.75% and a shareholder services fee of up to 0.25%. Class E Shares are subject to a shareholder services fee of up to 0.25%. The Class I, Class Y, and Class S Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, "Shares" in this Statement refers to all classes of Shares of the Funds.


Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Frank Russell Company has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.


SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board,
(ii) upon written request to the Board by shareholders holding at least 10% of FRIC's outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.



CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.

At March 31, 2000, the following shareholders owned 5% or more of any Class of any Fund's Shares:



     DIVERSIFIED BOND FUND CLASS C - NFSC FEBO #0NN-101451, NFSC/FMTC IRA Rollover FBO Bobby J. Lane, 1845 Putnam Drive, Bartlesville, OK 74006-6805, 6.02%, record.



     DIVERSIFIED BOND FUND CLASS E - Zions First National Bank, Trustee, Tucker, Sadler Profit Sharing Plan, P.O. Box 30880, Salt Lake City, UT 84130-0880, 23.38%, record; Carey & Co., Huntington National Bank, Attn: Mutual Funds MC1024, P.O. Box 1558, Columbus, OH 43216-1558, 13.61%, record; Maltrust &
     Co., c/o Eastern Bank & Trust/Gibraltar, Attn: Retirement Plan Services 3rd Floor, 217 Essex Street, Salem, MA 01970-3728, 12.02%, record; Metropolitan National Bank, Trustee for William Gary Darwin MD, PA PS, P.O. Box 8010, Little Rock, AR 72203-8010, 9.03%, record; Metropolitan National Bank, Trustee for Bowie Cass Electric Co-op Retirement Plan, P.O. Box 8010, Little Rock, AR 72203-8010, 9.02%, record; The Citizens Bank of Batesville Employee 401(k) Profit Sharing Plan, 3rd & College Street, Batesville, AR 72501, 6.12%, record.


     DIVERSIFIED BOND FUND CLASS S - Citizens Bank, Saginaw, Attn:
     Trust/Investment Department, 101 North Washington, Saginaw, MI 48607-1206, 15.97%, record; Balanced Strategy Fund, c/o Frank Russell Investment Company, P.O. Box 1591, Tacoma, WA 98401-1591, 12.34%, record.


     DIVERSIFIED EQUITY FUND CLASS E - Maltrust & Co., c/o Eastern Bank & Trust/Gibraltar, Attn: Retirement Plan Services 3rd Floor, 217 Essex Street, Salem, MA 01970-3728, 36.96%, record; Zions First National Bank, Trustee, Tucker, Sadler Profit Sharing Plan, P.O. Box 30880, Salt Lake City, UT 84130-0880, 5.54%, record; Bowie Cass Electric Co-op 401(k), 111 Center Street, Little Rock, AR 72201-4402, 5.05%, record.



     EMERGING MARKETS FUND CLASS E - Security Trust Co., Trustee, Karr Tuttle Campbell Retirement Savings Plan, 2390 East Camelback Road, Suite 240, Phoenix, AZ 85016-3434, 14.67%, record; Junior Achievement, Inc. Retirement Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 13.77%, record; Northern Colorado Water Conservancy Defined Benefit Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 5.69%, record.



     EMERGING MARKETS FUND CLASS S - Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 7.44%, record; Var & Co., First Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 5.78%, record.



     EQUITY I FUND CLASS E - FM Co., Huntington National Bank, One Financial Plaza, Holland, MI 49423-9166, 37.90%, record; Northern Colorado Water Conservancy Defined Benefit Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 7.38%, record; Security Trust Co., Trustee, Karr Tuttle Campbell Retirement Savings Plan, 2390 East Camelback Road, Suite 240, Phoenix, AZ 85016-3434, 5.86%, record.



     EQUITY I FUND CLASS I - Var & Co., First Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 10.35%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers,
     Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 6.84%, record.



     EQUITY I FUND CLASS Y - JATO Reinv, National City Bank of Minneapolis,
     Attn: Trust Department, P.O. Box E 1919, Minneapolis, MN 55480, 100.00%, record.



     EQUITY II FUND CLASS E - FM Co., Huntington National Bank, One Financial Plaza, Holland, MI 49423-9166, 48.68%, record; US Bank NA Cust. for Daily Valued Retirement Program, First Trust Center (SPEN 0402), 180 East 5th Street, St. Paul, MN 55101-2667, 6.55%, record; Junior Achievement, Inc. Retirement Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 5.92%, record.






     EQUITY II FUND CLASS I - Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 8.35%, record; Var & Co., First Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 5.62%, record.



     EQUITY II FUND CLASS Y - JATO Reinv, National City Bank of Minneapolis,
     Attn: Trust Department, P.O. Box E 1919, Minneapolis, MN 55480, 100.00%, record.

     EQUITY III FUND CLASS E - FM Co., Huntington National Bank, One Financial Plaza, Holland, MI 49423-9166, 24.23%, record; Security Trust Co., Trustee, Karr Tuttle Campbell Retirement Savings Plan, 2390 East Camelback Road, Suite 240, Phoenix, AZ 85016-3434, 18.12%, record; Junior Achievement, Inc. Retirement Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 16.51%, record; Advisors Trust Company Master IRA, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 5.08%, record.


     EQUITY III FUND CLASS I - Var & Co., First Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 9.50%, record; International Shipowners Reinsurance Co., S.A., B.P. 841, L-2018, Luxembourg, 7.05%, record; Shaw's Supermarkets, Inc., Super SVGS & Prot-Max Growth, P.O. Box 600, 140 Laurel Street, East Bridgewater, MA 02333-0600, 6.37%, record; Carey & Co., Huntington National Bank, Attn: Mutual Funds MC1024, P.O. Box 1558, Columbus, OH 43216-1558, 5.09%, record.



     EQUITY III FUND CLASS Y - Frank Russell Investment Management Company,
     Attn: Mark Swanson, P.O. Box 1591, Tacoma, WA 98401-1591, 100.00%, record.



     EQUITY INCOME FUND CLASS C - Robert W. Baird & Co., Inc., Trustee, FBO Wayne K. Saiki Rollover IRA, A/C 7267-3056, 73-4909 Anini Street, Kailua Kona, HI 96740-9235, 9.18%, record; Robert W. Baird & Co., Inc., Trustee, FBO Neil Thomas Anderson SEP IRA, A/C 1141-8184, 3107 Ramshorn Drive, Castle Rock, CO 80104-9087, 6.59%, record.



     EQUITY INCOME FUND CLASS E - Metropolitan National Bank, Trustee for William Gary Darwin MD, PA PS, P.O. Box 8010, Little Rock, AR 72203-8010, 25.59%, record; Carey & Co., Huntington National Bank, Attn: Mutual Funds MC1024, P.O. Box 1558, Columbus, OH 43216-1558, 19.78%, record; Bowie Cass Electric Co-op 401(k), 111 Center Street, Little Rock, AR 72201-4402, 14.14%, record; The Citizens Bank of Batesville Employee 401(k) Profit Sharing Plan, 3rd & College Street, Batesville, AR 72501, 12.27%, record; Citizens Bank of Batesville, Trustee, White River Medical Center, Inc. 401(k) Plan, 3rd & College Streets, Batesville, AR 72503, 10.67%, record.


     EQUITY INCOME FUND CLASS S - Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 5.96%, record.

     EQUITY Q FUND CLASS E - FM Co., Huntington National Bank, One Financial Plaza, Holland, MI, 49423-9166, 42.53%, record; Security Trust Co., Trustee, Karr Tuttle Campbell Retirement Savings Plan, 2390 East Camelback Road, Suite 240, Phoenix, AZ 85016-3434, 12.57%, record; Junior Achievement, Inc. Retirement Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 6.94%, record.

     EQUITY Q FUND CLASS I - Var & Co., First Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 11.97%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers,
     Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 6.38%, record.

     EQUITY Q FUND CLASS Y - JATO Reinv, National City Bank of Minneapolis,
     Attn: Trust Depart., P.O. Box E 1919, Minneapolis, MN 55480, 100.00%, record.

     FIXED INCOME I FUND CLASS E - FM Co., Huntington National Bank, One Financial Plaza, Holland, MI 49423-9166, 25.09%, record; Junior Achievement, Inc., Retirement Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 17.15%, record; Northern Colorado Water Conservancy, Defined Benefit Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 11.69%, record.

     FIXED INCOME I FUND CLASS I - Var & Co., First Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 8.25%, record; First Tennessee Bank NA, First Tennessee Bank FBO, Knox County Reinvest A/C,
     Attn: Trust Securities-Third Floor, 165 Madison Avenue, Memphis, TN 38103-2723, 5.24%, record.

     FIXED INCOME I FUND CLASS Y - JATO Reinv, National City Bank of Minneapolis, Attn: Trust Depart., P.O. Box E 1919, Minneapolis, MN 55480, 100.00%, record.


     FIXED INCOME III FUND CLASS E - Advisors Trust Company FBO Building Industry Associates Profit Sharing Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 22.59%, record; Ear, Nose and Throat Physicians of North Mississippi, PA 401(k) Profit Sharing Plan -- Aggressive, P.O. Box, 2180, Tupelo, MS 38803-2180, 18.60%, record;

     Fusion Ceramics, Inc. Profit Sharing Plan, P.O. Box 127, Carrollton, OH 44615-0127, 15.40%, record; National 4-H Council, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 11.24%, record; Arnold W. Magasinn, Trustee, Peter Hauber 1992 CRUT, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 10.03%, record; Arnold W. Magasinn, Trustee, Brigitte A. Hauber 1992 CRUT, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 8.77%, record; Ear, Nose and Throat Physicians of North Mississippi, PA 401(k) Profit Sharing Plan -- Balanced, P.O. Box, 2180, Tupelo, MS 38803-2180, 6.26%, record.


     FIXED INCOME III FUND CLASS I - Var & Co., First Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 14.81%, record.

     FIXED INCOME III FUND CLASS Y - Frank Russell Investment Management Company, Attn: Mark Swanson, P.O. Box 1591, Tacoma, WA 98401-1591, 100.00%, record.

     INTERNATIONAL FUND CLASS E - FM Co., Huntington National Bank, One Financial Plaza, Holland, MI 49423-9166, 18.46%, record; Junior Achievement, Inc. Retirement Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 11.59%, record; Northern Colorado Water Conservancy Defined Benefit Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 6.31%, record; Advisors Trust Company FBO Building Industry Associates Profit Sharing Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 6.02%, record; The Fund for American Studies, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 5.64%, record.

     INTERNATIONAL FUND CLASS I - Var & Co., First Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 11.04%, record;
     Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 7.17%, record.

     INTERNATIONAL FUND CLASS Y - JATO Reinv, National City Bank of Minneapolis,
     Attn: Trust Department, P.O. Box 1919, Minneapolis, MN 55480, 100.00%, record.

     INTERNATIONAL SECURITIES FUND CLASS E - Maltrust & Co., c/o Eastern Bank & Trust/Gibraltar, Attn: Retirement Plan Services 3rd Floor, 217 Essex Street, Salem, MA 01970-3728, 15.66%, record; Zions First National Bank, Trustee, Tucker, Sadler Profit Sharing Plan, P.O. Box 30880, Salt Lake City, UT 84130-0880, 10.93%, record; Metropolitan National Bank, Trustee for Bowie Cass Electric Co-op Retirement Plan, P.O. Box 8010, Little Rock, AR 72203-8010, 8.27%, record; Carey & Co., Huntington National Bank, Attn:
     Mutual Funds MC1024, P.O. Box 1558, Columbus, OH 43216-1558, 6.46%, record; Metropolitan National Bank Defined Benefit Plan, 111 Center Street, Little Rock, AR 72201-4402, 5.42%, record.

     MULTI-STRATEGY BOND FUND CLASS E - Metropolitan National Bank, Trustee for Bowie Cass Electric Co-op Retirement Plan, P.O. Box 8010, Little Rock, AR 72203-8010, 20.57%, record; Zions First National Bank, Trustee, Tucker, Sadler Profit Sharing Plan, P.O. Box 30880, Salt Lake City, UT 84130-0880, 9.22%, record; Maltrust & Co., c/o Eastern Bank & Trust/Gibraltar, Attn:
     Retirement Plan Services 3rd Floor, 217 Essex Street, Salem, MA 01970-3728, 8.17%, record; Arkansas Womens Center Employees Pension Plan, 9501 Lile Drive, Suite 888, Little Rock, AR 72205-6233, 7.89%, record; Metropolitan National Bank, Trustee for William Gary Darwin MD, PA PS, P.O. Box 8010, Little Rock, AR 72203-8010, 6.71%, record; James L. Lee Jr., DDS, Profit Sharing Plan, 1501 South Waldron, Suite 200, Fort Smith, AR 72903-2565, 5.82%, record; Terry Fiddler, DDS, Money Purchase & Profit Sharing Plan, 562 Locust Street, Conway, AR 72032-5349, 5.59%, record.

     MULTI-STRATEGY BOND FUND CLASS S - Balanced Strategy Fund, c/o Frank Russell Investment Company, P.O. Box 1591, Tacoma, WA 98401-1591, 10.19%, record; Aggressive Strategy Fund, c/o Frank Russell Investment Company, P.O. Box 1591, Tacoma, WA 98401-1591, 7.61%, record.

     QUANTITATIVE EQUITY FUND CLASS E - Zions First National Bank, Trustee, Tucker, Sadler Profit Sharing Plan, P.O. Box 30880, Salt Lake City, UT 84130-0880, 9.24%, record; Bowie Cass Electric Co-op 401(k), 111 Center Street, Little Rock, AR 72201-4402, 7.84%, record; Carey & Co., Huntington National Bank, Attn: Mutual Funds MC1024, P.O. Box 1558, Columbus, OH 43216-1558, 6.27%, record; Metropolitan National Bank, Trustee of Crews & Assoc. 401(k) Plan, Metropolitan National Bank, 111 Center Street, Little Rock, AR 72201-4402, 6.19%, record; Citizens Bank of Batesville, Trustee, White River Medical Center, Inc. 401(k) Plan, 3rd & College Streets, Batesville, AR 72503, 5.77%, record; Metropolitan National Bank, Trustee for Bowie Cass Electric Co-op Retirement Plan, P.O. Box 8010, Little

     Rock, AR 72203-8010, 5.59%, record; Metropolitan National Bank Defined Benefit Plan, 111 Center Street, Little Rock, AR 72201-4402, 5.51%, record.

     REAL ESTATE SECURITIES FUND CLASS C - Robert W. Baird & Co., Inc., Trustee, FBO Albert R. Vandam IRA, A/C 8564-0301, 6 Tilden Road, Scituate, MA 02066-3924, 5.75%, record.

     REAL ESTATE SECURITIES FUND CLASS E - FM Co., Huntington National Bank, One Financial Plaza, Holland, MI, 49423-9166, 19.83%, record; Junior Achievement, Inc. Retirement Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 15.87%, record; Northern Colorado Water Conservancy Defined Benefit Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 8.05%, record.

     REAL ESTATE SECURITIES FUND CLASS S - Var & Co., First Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 5.72%, record.

     SHORT TERM BOND FUND CLASS C - State Street Bank & Trust Co., Cust. for the IRA R/O FBO Lester J. Waguespack, 248 Tall Timbers Road, New Caney, TX 77357-2826, 46.08%, record; Executive Mouldings, Inc., c/o Fred Gutnick, 2711 Wilkinson Boulevard, Charlotte, NC 28208-5619, 11.22%, record; Donaldson, Lufkin, Jenrette Securities Corporation, Inc., FBO Margaret R. Krystyniak, P.O. Box 2052, Jersey City, NJ 07303-2052, 11.10%, record; Donaldson, Lufkin, Jenrette Securities Corporation, Inc., FBO Joan W. Terrill, Trustee, P.O. Box 2052, Jersey City, NJ 07303-2052, 6.42%, record; NFSC FEBO #0NN-115673, NFSC/FMTC IRA Rollover FBO Jeraldine Fries, P.O. Box 2424, Bartlesville, OK 74005-2424, 5.15%, record.

     SHORT TERM BOND FUND CLASS E - Junior Achievement, Inc. Retirement Plan, 1441 Wazee, Street Apt. 104, Denver, CO 80202-5952, 38.01%, record; Zions First National Bank, Trustee, Tucker, Sadler Profit Sharing Plan, P.O. Box 30880, Salt Lake City, UT 84130-0880, 5.96%, record; Advisors Trust Company Master IRA, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 5.36%, record.

     SHORT TERM BOND FUND CLASS S - Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 6.58%, record; First Tennessee Bank NA, First Tennessee Bank FBO Knox County Reinvest A/C, Attn:
     Trust Securities-Third Floor, 165 Madison Avenue, Memphis, TN 38103-2723, 5.00%, record.

     SPECIAL GROWTH FUND CLASS E - Maltrust & Co., c/o Eastern Bank & Trust/Gibraltar, Attn: Retirement Plan Services 3rd Floor, 217 Essex Street, Salem, MA 01970-3728, 11.60%, record; Wabanc & Co., 717 West Sprague Avenue, Spokane, WA 99201-3922, 11.58%, record; Bowie Cass Electric Co-op 401(k), 111 Center Street, Little Rock, AR 72201-4402, 9.86%, record; Metropolitan National Bank, Trustee for Bowie Cass Electric Co-op Retirement Plan, P.O. Box 8010, Little Rock, AR 72203-8010, 7.20%, record.

     SPECIAL GROWTH FUND CLASS S - Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 5.10%, record.

     TAX EXEMPT BOND FUND CLASS C - NFSC FEBO #0NN-122416, Raymond F. Haring, 11170 Jerryson Drive, Grand Ledge, MI 48837-9180, 25.17%, record; Margaret
     M. Link, 520 Skyway Drive, Grand Junction, CO 81503-4401, 20.21%, record; Kathryn Clarke Thompson, Trustee, Test TR for Kathryn Clarke Thompson Created Art IV of Will & Codicils of Guy Bryan Thompson, Deceased, 6123 Del Monte Drive, Houston, TX 77057-3517, 16.77%, record; Kathryn Clarke Thompson, 6123 Del Monte Drive, Houston, TX 77057-3517, 14.79%, record; NFSC FEBO #0NN-104531, Betty Jo Clemens, Trustee, Betty Jo Clemens Revocable Trust U/A 11/10/97, 9651 Rapid City Road N.W., Rapid City, MI 49676-9485, 7.67%, record.

     TAX EXEMPT BOND FUND CLASS E - Jeanne Blanche Fisher, Trustee, Fisher Family Trust A U/A DTD 07/06/1978, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 13.79%, Gary Deward Brown & Johanna L. Brown Inter Vivos Trust DTD 6/7/82, 1441 Wazee Street, Suite 104, Denver, CO 80202-5952, 9.29%,
     record; Birgit Lane Revocable Trust U/D/T DTD May 14, 1993, 1441 Wazee Street, Suite 104, Denver, CO 80202-5952, 9.05%, record; Arnold W. And Vicki F. Magasinn, Trustees of Magasinn Family Trust 10/5/87, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 7.87%, record; James D. Duvall III, Trustee, James D. Duvall III 1993 Charitable Remainder Unitrust, 1441 Wazee Street, Apt. 104, Denver CO 80202-5952, 6.34%, record; James T. and Jane Anderson, 1441 Wazee Street, Apt. 104,

     Denver, CO 80202-5952, 5.99%, record; Linda F. West, Trustee, Anthony L. West 1993 Charitable Remainder Unitrust, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 5.37%, record; Esther S. Akiyana, Trustee of Survivors Trust of Akiyama Living Trust, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 5.28%, record.

     TAX FREE MONEY MARKET FUND - Citizens Bank, Saginaw, Attn: Trust/Investment Department, 101 North Washington, Saginaw, MI 48607-1206, 24.06%, record; Tax Exempt Bond Master Account #GU8C, c/o Frank Russell Investment Management Company, Attn: Operations Department, P.O. Box 1591, Tacoma, WA 98401-1591, 10.88%, record; Steven L. Marcus Trust, 43 Elliot Hill Road, Natick, MA 01760-5564, 5.82%, record.

     TAX-MANAGED LARGE CAP FUND CLASS C - WEDCO, Inc., P.O. Box 1131, Reno, NV 89504-1131, 15.35%, record; Fred S. Gutnick & Frances H. Gutnick, JT TEN WROS, 7050 Buckland Road, Charlotte, NC 28278-9781, 5.29%, record.

     TAX-MANAGED LARGE CAP FUND CLASS S - Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 22.15%, record; Indiana Trust 5, Indiana Trust & Investment Management Company, P.O. Box 5149, Mishawaka, IN 46546-5149, 7.38%, record.

     TAX-MANAGED SMALL CAP FUND CLASS C - Marjorie B. Baer Revocable Family Trust, 21186 Hamlin Drive, Boca Raton, FL 33433-7433, 14.87%, record; Parks Anderson & Ginger E. Anderson TEN COM, 4617 252nd Avenue S.E., Issaquah, WA 98029-7606, 9.38%, record.

     TAX-MANAGED SMALL CAP FUND CLASS S - Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 23.52%, record; Green Investment Account, 9604 North 43rd Place, Phoenix, AZ 85028-5119, 6.84%, record; Indiana Trust 5, Indiana Trust & Investment Management Company, P.O. Box 5149, Mishawaka, IN 46546-5149, 5.83%, record.

At March 31, 2000, the following shareholders could be deemed "control" the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund:

     DIVERSIFIED EQUITY FUND CLASS E - Maltrust & Co., c/o Eastern Bank & Trust/Gibraltar, Attn: Retirement Plan Services 3rd Floor, 217 Essex Street, Salem, MA 01970-3728, 36.96%, record.

     EQUITY I FUND CLASS E - FM Co., Huntington National Bank, One Financial Plaza, Holland, MI 49423-9166, 37.90%, record.

     EQUITY I FUND CLASS Y - JATO Reinv, National City Bank of Minneapolis,
     Attn: Trust Department, P.O. Box E 1919, Minneapolis, MN 55480, 100.00%, record.

     EQUITY II FUND CLASS E - FM Co., Huntington National Bank, One Financial Plaza, Holland, MI 49423-9166, 48.68%, record.

     EQUITY II FUND CLASS Y - JATO Reinv, National City Bank of Minneapolis,
     Attn: Trust Department, P.O. Box E 1919, Minneapolis, MN 55480, 100.00%, record.

     EQUITY III FUND CLASS Y - Frank Russell Investment Management Company,
     Attn: Mark Swanson, P.O. Box 1591, Tacoma, WA 98401-1591, 100.00%, record.

     EQUITY INCOME FUND CLASS E - Metropolitan National Bank, Trustee for William Gary Darwin MD, PA PS, P.O. Box 8010, Little Rock, AR 72203-8010, 25.59%, record.

     EQUITY Q FUND CLASS E - FM Co., Huntington National Bank, One Financial Plaza, Holland, MI, 49423-9166, 42.53%, record.

     EQUITY Q FUND CLASS Y - JATO Reinv, National City Bank of Minneapolis,
     Attn: Trust Depart., P.O. Box E 1919, Minneapolis, MN 55480, 100.00%, record.

     FIXED INCOME I FUND CLASS E - FM Co., Huntington National Bank, One Financial Plaza, Holland, MI 49423-9166, 25.09%, record.

     FIXED INCOME I FUND CLASS Y - JATO Reinv, National City Bank of Minneapolis, Attn: Trust Depart., P.O. Box E 1919, Minneapolis, MN 55480, 100.00%, record.

     FIXED INCOME III FUND CLASS Y - Frank Russell Investment Management Company, Attn: Mark Swanson, P.O. Box 1591, Tacoma, WA 98401-1591, 100.00%, record.

     INTERNATIONAL FUND CLASS Y - JATO Reinv, National City Bank of Minneapolis,
     Attn: Trust Department, P.O. Box 1919, Minneapolis, MN 55480, 100.00%, record.

     SHORT TERM BOND FUND CLASS C - State Street Bank & Trust Co., Cust. for the IRA R/O FBO Lester J. Waguespack, 248 Tall Timbers Road, New Caney, TX 77357-2826, 46.08%, record.

     SHORT TERM BOND FUND CLASS E - Junior Achievement, Inc. Retirement Plan, 1441 Wazee, Street Apt. 104, Denver, CO 80202-5952, 38.01%, record.

     TAX EXEMPT BOND FUND CLASS C - NFSC FEBO #0NN-122416, Raymond F. Haring, 11170 Jerryson Drive, Grand Ledge, MI 48837-9180, 25.17%, record.

The Trustees and officers of FRIC, as a group, own less than 1% of any Class of each Fund.

TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with FRIMCo, Russell and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

FRIC paid in aggregate $147,339 for the year ended December 31, 1999 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual fee plus travel and other expenses incurred in attending Board meetings. FRIC's officers and employees are paid by FRIMCo or its affiliates.

The following table contains the Trustees and officers and their positions with FRIC, their dates of birth, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with FRIC.

An asterisk (*) indicates that the Trustee or officer is an "interested person" of FRIC as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As used in the table, "Frank Russell Company" includes its corporate predecessor, Frank Russell Co., Inc.


--------------------------- ---------------------- --------------------------------------------------------------
                                                                      PRINCIPAL OCCUPATION(S)
        NAME, AGE,            POSITION(S) HELD                              DURING THE
         ADDRESS                  WITH FUND                                PAST 5 YEARS
--------------------------- ---------------------- --------------------------------------------------------------
--------------------------- ---------------------- --------------------------------------------------------------
*George F. Russell, Jr.,    Trustee Emeritus and   Also currently: Trustee Emeritus and Chairman Emeritus,
Born July 3, 1932           Chairman Emeritus      Russell Insurance Funds; Director, Chairman of the Board and
                            since 1998.            Chief Executive Officer, Russell Building Management
909 A Street                                       Company, Inc.; Director and Chairman of the Board, Frank
Tacoma, Washington                                 Russell Company; Director and Chairman of the Board, Frank
98402-1616                                         Russell Investments (Delaware), Inc.; Chairman
                                                   Emeritus/Director Emeritus, Frank Russell Trust Company;
                                                   Chairman Emeritus, Frank Russell Securities, Inc.; Director


                                       7

                                                   Emeritus, Frank Russell Investment Management Company;
                                                   Director, Chairman of the Board and President, Russell 20/20
                                                   Association. From 1984 to December 1998, Trustee and
                                                   Chairman of the Board of FRIC. From August 1996 to December
                                                   1998, Trustee and Chairman of the Board of Russell Insurance
                                                   Funds.
--------------------------- ---------------------- --------------------------------------------------------------

--------------------------- ---------------------- --------------------------------------------------------------
                                                                      PRINCIPAL OCCUPATION(S)
        NAME, AGE,            POSITION(S) HELD                              DURING THE
         ADDRESS                  WITH FUND                                PAST 5 YEARS
--------------------------- ---------------------- --------------------------------------------------------------
--------------------------- ---------------------- --------------------------------------------------------------
*Lynn L. Anderson,          Trustee, President     Also currently: Trustee, President and Chief Executive
Born April 22, 1939         and Chief Executive    Officer, Russell Insurance Funds; Director, Chief Executive
                            Officer since 1987.    Officer and Chairman of the Board, Russell Fund
909 A Street                                       Distributors, Inc.; Trustee, Chairman of the Board,
Tacoma, Washington                                 President, The SSgA Funds (investment company); Director and
98402-1616                                         Chairman of the Board, Frank Russell Investment Management
                                                   Company; Chairman of the Board, Frank Russell Trust Company;
                                                   Director and Chairman of the Board, Frank Russell Investment
                                                   Company PLC; Director, Frank Russell Investments (Ireland)
                                                   Limited, Frank Russell Investments (Cayman) Ltd., and Frank
                                                   Russell Investments (UK) Ltd.; March 1997 to December 1998,
                                                   Director, Frank Russell Company; June 1993 to November 1995,
                                                   Director, Frank Russell Company.  Until September 1994,
                                                   Director and President, The Laurel Funds, Inc. (investment company).
--------------------------- ---------------------- --------------------------------------------------------------
--------------------------- ---------------------- --------------------------------------------------------------
Paul E. Anderson,           Trustee since 1984.    Also currently: Trustee, Russell Insurance Funds. 1996 to
Born October 15, 1931                              present, President, Anderson Management Group LLC
                                                   (architectural design and manufacturing). 1984 to 1996,
23 Forest Glen Lane                                President, Vancouver Door Company, Inc.
Tacoma, Washington 98409
--------------------------- ---------------------- --------------------------------------------------------------
--------------------------- ---------------------- --------------------------------------------------------------
Paul Anton, Ph.D.,          Trustee since 1985.    Also currently: Trustee, Russell Insurance Funds. President,
Born December 1, 1919                              Paul Anton and Associates (Marketing Consultant on emerging international markets for small corporations). 1991-1994,
PO Box 212                                         Adjunct Professor, International Marketing, University of
Gig Harbor, Washington                             Washington, Tacoma, Washington.
98335
--------------------------- ---------------------- --------------------------------------------------------------
--------------------------- ---------------------- --------------------------------------------------------------
William E. Baxter,          Trustee since 1984.    Trustee, Russell Insurance Funds.
Born June 8, 1925                                  Retired.

800 North C Street
Tacoma, Washington 98403
--------------------------- ---------------------- --------------------------------------------------------------
--------------------------- ---------------------- --------------------------------------------------------------
Kristianne Blake            Trustee since 2000.    Also currently: Trustee, Russell Insurance Funds; President,
Born January 22, 1954                              Kristianne Gates Blake, P.S.; Trustee, WM Group of Funds;
                                                   Trustee, William H. & Mary M. Gates Charitable Remainder
P.O. Box 28338                                     Annuity Trust.
Spokane, Washington
99228
--------------------------- ---------------------- --------------------------------------------------------------
--------------------------- ---------------------- --------------------------------------------------------------

--------------------------- ---------------------- ------------------------------------------------------------------
                                                                        PRINCIPAL OCCUPATION(S)
        NAME, AGE,            POSITION(S) HELD                                DURING THE
         ADDRESS                  WITH FUND                                  PAST 5 YEARS
--------------------------- ---------------------- ------------------------------------------------------------------
Lee C. Gingrich,            Trustee since 1984.    Also currently: Trustee, Russell Insurance Funds and President,
Born October 6, 1930                               Gingrich Enterprises, Inc. (Business and Property Management).

1730 North Jackson
Tacoma, Washington 98406
--------------------------- ---------------------- ------------------------------------------------------------------
--------------------------- ---------------------- ------------------------------------------------------------------
Eleanor W. Palmer,          Trustee since 1984.    Also currently: Trustee, Russell Insurance Funds and Director of
Born May 5, 1926                                   Frank Russell Trust Company.  Retired.

2025 Narrows View Circle
#232-D, P.O. Box 1057
Gig Harbor, Washington
98335
--------------------------- ---------------------- ------------------------------------------------------------------
--------------------------- ---------------------- ------------------------------------------------------------------
Raymond P. Tennison, Jr.    Trustee since 2000.    Also currently: Trustee, Russell Insurance Funds and President,
Born December 21, 1955                             Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper
1301 Fifth Avenue                                  Company and Simpson Tacoma Kraft Company.  Prior to July 1997,
Suite 2800                                         President and Board member, Simpson Paper Company.  Trustee,
Seattle, Washington 98101                          Simpson Employee Retirement Fund.
--------------------------- ---------------------- ------------------------------------------------------------------
--------------------------- ---------------------- ------------------------------------------------------------------
*Mark E. Swanson,           Treasurer and Chief    Also currently: Treasurer and Chief Accounting Officer,
Born November 26, 1963      Accounting Officer     Russell Insurance Funds; Director, Fund Administration
                            since 1998.            Frank Russell Trust Company; Treasurer, Assistant
909 A Street                                       Secretary and Principal Accounting Officer, SSgA Funds
Tacoma, Washington                                 (investment company); Director of Fund Administration,
98402-1616                                         Frank Russell Investment Management Company; Manager,
                                                   Funds Accounting and Taxes, Russell Fund Distributors,
                                                   Inc. April 1996 to August 1998, Assistant Treasurer,
                                                   Frank Russell Investment Company; August 1996 to August
                                                   1998, Assistant Treasurer, Russell Insurance Funds;
                                                   November 1995 to July 1998, Assistant Secretary, SSgA
                                                   Funds; February 1997 to July 1998, Manager, Funds
                                                   Accounting and Taxes, Frank Russell Investment Management
                                                   Company.
--------------------------- ---------------------- ------------------------------------------------------------------
--------------------------- ---------------------- ------------------------------------------------------------------

--------------------------- ----------------------------- -----------------------------------------------------------
                                                                           PRINCIPAL OCCUPATION(S)
        NAME, AGE,                POSITION(S) HELD                                DURING THE
         ADDRESS                     WITH FUND                                   PAST 5 YEARS
--------------------------- ----------------------------- -----------------------------------------------------------
*Randall P. Lert,           Director of Investments       Also currently: Director of Investments, Russell
Born October 3, 1953        since 1991.                   Insurance Funds; Chief Investment Officer, Frank Russell
                                                          Trust Company; Director and Chief Investment Officer,
909 A Street                                              Frank Russell Investment Management Company; Director and
Tacoma, Washington                                        Chief Investment Officer, Russell Fund Distributors,
98402-1616                                                Inc.; Director-Futures Trading, Frank Russell Investments
                                                          (Ireland) Limited and Frank Russell Investments (Cayman)
                                                          Ltd.; Senior Vice President and Director of Portfolio
                                                          Trading, Frank Russell Canada Limited/Limitee. April
                                                          1990 to November 1995, Director of Investments of Frank
                                                          Russell Investment Management Company.
--------------------------- ----------------------------- -----------------------------------------------------------
--------------------------- ----------------------------- -----------------------------------------------------------
*Karl J. Ege,               Secretary and General         Also currently: Secretary and General Counsel of Russell
Born October 8, 1941        Counsel since 1994.           Insurance Funds; Director, Secretary and General Counsel,
                                                          Russell Real Estate Advisors, Inc. and Frank Russell
909 A Street                                              Capital, Inc.; Secretary, General Counsel and Managing
Tacoma, Washington                                        Director--Law and Government Affairs of Frank Russell
98402-1616                                                Company; Secretary and General Counsel of Frank Russell
                                                          Investment Management Company, Frank Russell Trust
                                                          Company and Russell Fund Distributors, Inc.; Director
                                                          and Secretary of Russell Insurance Agency, Inc., Frank
                                                          Russell Investments (Delaware), Inc., A Street Investment
                                                          Associates, Inc., Russell International Services Co., Inc.
                                                          and Russell 20-20 Association; Director and Assistant
                                                          Secretary of Frank Russell Company Limited (London) and
                                                          Russell Systems Ltd.; Director of Frank Russell Investment
                                                          Company LLC, Frank Russell Securities, Inc., Frank Russell
                                                          Company PTY, Limited, Frank Russell Institutional Funds
                                                          plc, Frank Russell Qualifying Investor Fund, Russell
                                                          Investment Management Ltd., Frank Russell Investment
                                                          Company PLC, Frank Russell Investments (Ireland)
                                                          Limited, Frank Russell Investment (Japan), Ltd., Frank
                                                          Russell Company, S.A., Frank Russell Japan Co.,
                                                          Ltd., Frank Russell Company (NZ) Limited, Russell
                                                          Investment Nominee Co PTY Ltd and Frank Russell
                                                          Investments (UK) Ltd. April 1992 to December, 1998,
                                                          Director, Frank Russell Company.
--------------------------- ----------------------------- -----------------------------------------------------------
--------------------------- ----------------------------- -----------------------------------------------------------
*Peter F. Apanovitch,       Manager of Short-Term         Also currently: Manager of Short-Term Investment Funds,
Born May 3, 1945            Investment Funds.             Russell Insurance Funds, Frank Russell Investment
                                                          Management Company and Frank Russell Trust Company.
909 A Street
Tacoma, Washington
98402-1616
--------------------------- ----------------------------- -----------------------------------------------------------

                                                        TRUSTEE COMPENSATION TABLE


                                  AGGREGATE        PENSION OR RETIREMENT    ESTIMATED ANNUAL      TOTAL COMPENSATION
                                 COMPENSATION       BENEFITS ACCRUED AS      BENEFITS UPON             FROM FRIC
TRUSTEE                           FROM FRIC        PART OF FRIC EXPENSES      RETIREMENT             PAID TO TRUSTEES
-------                          ------------      ---------------------    ----------------      -------------------
Lynn L. Anderson                      $0                    $0                    $0                     $0
Paul E. Anderson                    $30,000                 $0                    $0                  $38,000*
Paul Anton, PhD.                    $30,000                 $0                    $0                  $38,000*
William E. Baxter                   $30,000                 $0                    $0                  $38,000*
Kristianne Blake                      $0                    $0                    $0                     $0
Lee C. Gingrich                     $30,000                 $0                    $0                  $38,000*
Eleanor W. Palmer                   $30,000                 $0                    $0                  $38,000*
Raymond P. Tennison, Jr.              $0                    $0                    $0                     $0

*        Received $8,000 for service as trustees on the Board of Trustees for the Russell Insurance Funds.

                                OPERATION OF FRIC

SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:

Consultant                                   Frank Russell Company

Advisor, Administrator, Transfer and         Frank Russell Investment Management Company
Dividend Disbursing Agent

Money Managers                               Multiple professional discretionary investment management
                                                organizations

Custodian and Portfolio Accountant           State Street Bank and Trust Company

CONSULTANT. Frank Russell Company, the corporate parent of Frank Russell Investment Management Company ("FRIMCo"), was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectuses, to FRIC and FRIMCo. FRIMCo does not pay Frank Russell Company an annual fee for consulting services.

Frank Russell Company provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company, and to high net worth individuals and families ($100 million) through its Russell Private Investment Division. Frank Russell Company also provides: (i) consulting services for international investment to these and other clients through its International Division and its wholly owned subsidiaries, Frank Russell Company London (Frank Russell Company Limited), Frank Russell Canada (Frank Russell Canada Limited/Limitee), Frank Russell Australia (Frank Russell Company Pty., Limited), Frank Russell Japan, Frank Russell AG (Zurich), Frank Russell Company S.A. (Paris), Frank Russell Company (N.Z.) Limited (Auckland), and Frank Russell Investments (Delaware), Inc., and
(ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers through its Russell Data Services Division. Frank Russell Securities, Inc., a wholly owned subsidiary of Frank Russell Company, carries on an institutional brokerage business. Frank Russell Capital Inc., a wholly owned subsidiary of Frank Russell Company, carries on an investment banking business as a registered broker-dealer. Frank Russell Trust Company, a wholly owned subsidiary of Frank Russell Company, provides comprehensive trust and investment management services to corporate pension and profit-sharing plans. Frank Russell Investments (Cayman) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell Investment (Ireland) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell International Services Co., Inc., a wholly owned subsidiary of Frank Russell Company, provides services to US personnel secunded to overseas enterprises. Russell Fiduciary Services Company, a wholly owned subsidiary of Frank Russell Company, provides fiduciary services to pension and welfare benefit plans and other institutional investors. The mailing address of Frank Russell Company is 909 A Street, Tacoma, WA 98402.

As affiliates, Frank Russell Company and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of FRIC, is the Chairman of the Board of Frank Russell Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company.

Frank Russell Company is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance corporation organized under the laws of Wisconsin. Northwestern Mutual's products consist of a full range of permanent and term life insurance, disability income insurance, long-term care insurance, mutual funds and annuities for personal, estate, retirement, business, and benefits planning. Northwestern Mutual provides its insurance products and services through an exclusive network of approximately 7,200 agents associated with over 100 general agencies nationwide. Northwestern Mutual leads the U.S. in both individual life insurance sold annually and total individual life insurance in force.

ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management, and distribution services for the Funds. FRIMCo provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers and custodian. FRIMCo also develops the investment programs for each of the Funds, selects money managers for the Funds (subject to approval by the Board), allocates assets among money managers, monitors the money managers' investment programs and results, and may exercise investment discretion over assets invested in the Funds' Liquidity Portfolio. (See, "Investment Policies--Liquidity Portfolio.") FRIMCo also acts as FRIC's transfer agent, dividend disbursing agent and as the money manager for the Money Market and US Government Money Market Funds. FRIMCo, as agent for FRIC, pays the money managers' fees for the Funds, as a fiduciary for the Funds, out of the advisory fee paid by the Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

Each of the Funds pays an advisory fee and an administrative fee directly to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by FRIMCo pursuant to an Administrative Agreement for an annual fee of 0.05% of each Fund's average daily net asset value. (See the applicable Prospectus for the Funds' annual advisory percentage rates.)

FRIMCo has contractually agreed to waive all or a portion of its combined advisory and administrative fees for certain Funds. This arrangement is not part of the Advisory Agreement with FRIC or the Administrative Agreement and may be changed or discontinued. FRIMCo currently calculates its advisory fee based on a Fund's average daily net assets less any advisory fee incurred on the Fund's assets to the extent the Fund incurs advisory fees for investing a portion of its assets in FRIC's Money Market Fund.

The following Funds paid FRIMCo the listed advisory and administrative fees (gross of reimbursements and/or waivers) for the years ended December 31, 1999, 1998 and 1997:

                                                                     YEARS ENDED
                                                 12/31/99              12/31/98              12/31/97
                                                 --------              --------              --------
Diversified Equity                              $11,377,505            $9,580,094            $6,906,245
Special Growth                                    5,867,193             5,901,577             4,556,999
Equity Income                                     1,793,367             2,039,971             1,721,974
Quantitative Equity                              11,129,142             9,056,015             6,616,377
International Securities                          9,446,953             8,859,189             7,751,289
Real Estate Securities                            5,193,244             5,183,218             4,428,351
Diversified Bond                                  3,695,482             3,407,594             2,755,500
Multistrategy Bond                                3,667,917             3,241,445             2,225,087
Tax Exempt Bond                                     498,685               525,312               361,226
U.S. Government Money Market                        392,940               372,920               542,075
Tax Free Money Market                               491,260               429,613               266,939
Equity I                                          8,904,910             7,626,293             6,457,044
Equity II                                         4,636,747             3,792,749             3,226,955
Equity III                                        1,179,507             1,403,784             1,381,167
Equity Q                                          7,390,737             6,563,229             6,049,752
Tax-Managed Large Cap (formerly Equity T)         3,180,328             1,463,604               375,054
Tax-Managed Small Cap*                               18,536                    --                    --
International                                     8,145,109             7,709,349             7,576,927
Emerging Markets                                  4,222,210             4,020,121             4,167,163
Fixed Income I                                    3,037,359             2,631,177             2,149,298
Fixed Income III                                  2,521,293             2,380,980             1,835,798
Short Term Bond                                   2,269,960             1,216,062             1,184,588
Money Market                                      5,108,573             2,719,009             1,805,170

*    TAX-MANAGED SMALL CAP FUND COMMENCED OPERATIONS DECEMBER 1, 1999.





Effective October 15, 1997, FRIMCo voluntarily agreed to waive 0.15% of its 0.25% combined advisory and administrative fee for the Money Market Fund. FRIMCo waived fees in the amounts of $1,611,140, $1,631,406 and $3,065,144 for the years ended December 31, 1997, 1998 and 1999, respectively. As a result of the waivers, the Fund paid advisory and administrative equal to $194,031, $1,087,604 and $2,043,429 for the years ended December 31, 1997, 1998 and 1999, respectively.

Prior to June 15, 1998, FRIMCo voluntarily agreed to waive 0.13% of its 0.20% advisory and administrative fees for the US Government Money Market Fund. Effective June 15, 1998, FRIMCo has contractually agreed to waive a portion of its combined advisory fee, up to the full amount of those fees, equal to the amount by which the Fund's total operating expenses exceed 0.30% of the Fund's average daily net assets on an annual basis. FRIMCo waived fees in the amounts of $463,787, $316,055 and $379,754 for the years ended December 31, 1997, 1998 and 1999, respectively. As a result of the waivers, the Fund paid advisory and administrative equal to $78,288, $56,865 and $13,186 for the years ended December 31, 1997, 1998 and 1999, respectively.

Effective January 1, 1997, FRIMCo voluntarily agreed to waive 0.10% of its 0.25% combined advisory and administrative fees for the Tax Free Money Market Fund. FRIMCo waived fees in the amounts of $106,776, $171,845 and $196,504 for the years ended December 31, 1997, 1998 and 1999, respectively. As a result of the waivers, the Fund paid advisory and administrative equal to $160,163, $257,768 and $294,756 for the years ended December 31, 1997, 1998 and 1999, respectively.

Effective May 1, 1996 until April 30, 2000, FRIMCo contractually agreed to waive a portion of its combined advisory and administrative fees for the Multistrategy Bond Fund, to the extent Fund level expenses exceed 0.80% of average daily net assets on an annual basis. FRIMCo waived fees in the amounts of $126,393, $57,035 and $327,074 for the years ended December 31, 1997, 1998 and 1999, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $2,225,087, $3,184,410 and $3,340,842 for the years ended December 31, 1997, 1998 and 1999, respectively.




FRIMCo has contractually agreed to waive a portion of its 1.03% combined advisory and administrative fees for the Tax-Managed Small Cap Fund, up to the full amount of those fees, equal to the amount by which total Fund-level expenses exceed 1.25% of the Fund's average daily net assets on an annual basis. In addition, FRIMCo has contractually agreed to reimburse the Fund for any remaining total Fund-level expenses after any FRIMCo waiver which exceed 1.25% of average daily net assets on an annual basis. FRIMCo waived fees in the amount of $18,536 for the year ended December 31, 1999. In addition, FRIMCo reimbursed the Fund $101,897 for expenses over the cap in 1999. As a result of the waivers and reimbursements, the Fund paid no advisory and administrative for the year ended December 31, 1999. The Fund commenced operations on December 1, 1999.

FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

MONEY MANAGERS. Except with respect to the Money Market and US Government Money Market Funds, the Funds' money managers have no affiliations or relationships with FRIC or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by Frank Russell Company or its affiliates, other consulting clients of Frank Russell Company, other off-shore vehicles and/or for accounts which have no business relationship with the Frank Russell Company organization.

From its advisory fees, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the years ended December 31, 1997, 1998 and 1999, management fees paid to the money managers were:

                                                                                    ANNUAL RATE
            FUND                          $ AMOUNT PAID                (AS A % OF AVERAGE DAILY NET ASSETS)
            ----                          -------------                ------------------------------------
                                 1997          1998          1999         1997         1998          1999
                                 ----          ----          ----         ----         ----          ----
Equity I                      $2,425,193   $2,646,978     $2,988,941      0.23%        0.21%        0.20%
Equity II                      1,716,048    1,973,599      2,296,509      0.40%        0.39%        0.36%
Equity III                       439,093      421,765        342,095      0.19%        0.18%        0.17%
Fixed Income I                   542,745      620,482        702,784      0.08%        0.07%        0.07%
Short Term Bond                  410,761      414,057        795,354      0.17%        0.17%        0.17%
Fixed Income III                 692,500      861,391        854,445      0.21%        0.19%        0.18%
International                  3,947,057    3,863,814      3,785,779      0.39%        0.37%        0.34%
Equity Q                       1,958,721    2,026,435      2,286,487      0.19%        0.19%        0.18%
Tax-Managed Large Cap            170,958      606,948      1,130,665      0.31%        0.31%        0.27%
Tax-Managed Small Cap*             --           --             6,673       --           --          0.34%
Emerging Markets               2,369,288    2,230,317      2,151,950      0.68%        0.66%        0.65%
Diversified Equity             1,996,005    2,556,100      2,908,409      0.23%        0.21%        0.20%
Special Growth                 1,914,056    2,419.648      2,249,925      0.40%        0.39%        0.36%
Equity Income                    410,481      460,134        384,336      0.19%        0.18%        0.17%
Diversified Bond                 462,945      529,842        555,643      0.08%        0.07%        0.07%


                                       16

International Securities       3,188,600    3,505,016      3,429,899      0.39%        0.37%        0.34%
Multistrategy Bond               751,497      990,456      1,046,997      0.21%        0.19%        0.18%
Quantitative Equity            1,648,992    2,153,019      2,623,428      0.19%        0.19%        0.18%
Real Estate Securities         1,529,207    1,757,612      1,711,842      0.29%        0.29%        0.28%
Tax Exempt Bond                  179,885      252,321        305,104      0.25%        0.23%        0.19%
Tax Free Money Market            103,973      134,817        146,901      0.08%        0.08%        0.08%

*  THE TAX-MANAGED SMALL CAP FUND COMMENCED OPERATIONS ON DECEMBER 1, 1999.

Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by Frank Russell Company as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC Shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to FRIC's Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for FRIC. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

         CUSTODY:

Domestic Custody - (i) $3,000 per portfolio per fund; (ii) First $10 billion in average daily net assets - 0.75%, Over $10 billion - 0.65%. Global Custody - (i) First $500 million in month end net assets - 0.11% - 0.35%, Over $500 million - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds (ii) a transaction charge ranging from $25 - $100 depending on the geographic classification of the investments in the international funds. All Custody - (i) Portfolio transaction charges range from $6.00 - $25.00 depending on the type of transaction; (ii) Futures and Options charges range from $8.00 - $25.00; (iii) monthly pricing fees of $375.00 per portfolio (except for the Tax Free Money Market Fund) and $6.00 - $11.00 per security; (iv) on-line access charges of $2,500 per fund; and (v) Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. In addition, interest earned on uninvested cash balances will be used to offset the Funds' custodian expense.

         FUND ACCOUNTING:

Domestic Fund Accounting - (i) $10,000 per portfolio; and (ii) 0.015% of average daily net assets. International Fund Accounting - (i) $24,000 per portfolio per year; and (ii) 0.03% of month end net assets. Yield calculation services - $4,200 per fixed income fund. Tax accounting services - $8,500 per Equity Fund, $11,000 per Fixed Income Fund, and $15,000 per Global Fund. The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.

TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to FRIC. From this fee, which is based upon the number of shareholder accounts and total assets of the Funds, FRIMCo compensates unaffiliated agents who assist in providing these services. FRIMCO is also reimbursed by FRIC for certain out-of-pocket expenses, including postage, taxes, wires, stationery and telephone. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC Shares. Certain Financial Intermediaries are authorized, subject to approval of FRIC's Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. With respect to those intermediaries, FRIC will be deemed to have received a purchase or redemption order when such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable

Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP serves as the independent accountants of FRIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted auditing standards and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1800 First Interstate Center, 999 Third Avenue, Seattle, WA 98104-4098.


CODES OF ETHICS. FRIC, FRIMCo and RFD have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.



----------------------------------------------------------------------------------------------------
                                IS PERSONAL INVESTING      ARE INVESTMENTS IN SECURITIES OWNED BY
       MONEY MANAGER                   ALLOWED?                THE ADVISED FUND ALLOWED?
----------------------------------------------------------------------------------------------------
AEW Capital Management, L.P.  Yes                         No
----------------------------------------------------------------------------------------------------
Alliance Capital Management   Yes                         Yes, but not in securities with pending
L.P.                                                      or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Barclays Global Fund          Yes                         Yes, but not in securities with pending
Advisors N.A.                                             or possible client buy or sell orders
                                                          and certain blackouts apply to
                                                          securities of Barclays PLC and
                                                          securities underwritten by Barclays
                                                          affiliates
----------------------------------------------------------------------------------------------------
BlackRock Financial           Yes                         Yes, but not in securities with pending
Management                                                or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
The Boston Company Asset      Yes                         Yes, but not in securities with pending
Management                                                or possible client buy or sell orders,
                                                          also, certain persons may not purchase
                                                          securities issued by financial services
                                                          organizations
----------------------------------------------------------------------------------------------------
CapitalWorks Investment       Yes                         Yes, but not in securities with pending
Partners                                                  or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Cohen & Steers                Yes                         Yes, but not in securities with pending
                                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Delaware International        Yes                         Yes, but not in securities with pending
Advisors Limited                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Delphi Management, Inc.       Yes                         Yes, but not in securities with pending
                                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Equinox Capital Management,   Yes                         Yes, but not in securities with pending
Inc.                                                      or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Fidelity Management Trust     Yes                         Cannot purchase securities on a
Company                                                   restricted list
----------------------------------------------------------------------------------------------------
Fiduciary International,      Yes                         Yes, but not in securities with pending
Inc.                                                      or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Foreign & Colonial Emerging   Yes                         Cannot purchase securities on a
Markets Limited                                           restricted list
----------------------------------------------------------------------------------------------------
Franklin Portfolio            Yes                         Yes, but not in securities with pending
Associates LLC                                            or possible client buy or sell orders,
                                                          also, certain persons may not invest in
                                                          securities of financial services
                                                          organizations
----------------------------------------------------------------------------------------------------
Geewax, Terker & Company      Yes                         Yes, but not in securities with pending
                                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Genesis Asset Managers, Ltd.  Yes                         Yes, but not in securities with pending
                                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
GlobeFlex Capital, L.P.       Yes                         Yes, but not in securities with pending
                                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Jacobs Levy Equity            Yes                         Yes, but not in securities with pending
Management, Inc.                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
J.P. Morgan Investment        Yes                         Cannot purchase securities on a
Management, Inc.                                          restricted list or securities of
                                                          financial services organizations
----------------------------------------------------------------------------------------------------
Lazard Asset Management       Yes                         Cannot purchase securities on a
                                                          restricted list
----------------------------------------------------------------------------------------------------
Lincoln Capital Management    Yes                         Yes, but not in securities with pending
Company                                                   or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Marsico Capital Management,   Severely restricts          No
LLC                           personal trading except
                              for a limited number of specific transactions such
                              as purchase of mutual fund shares, commercial
                              paper, etc.
----------------------------------------------------------------------------------------------------
Mastholm Asset Management,    Yes                         Yes, but not in securities with pending
LLC                                                       or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
MFS Institutional Advisors,   Yes                         Yes, but not in securities with pending
Inc.                                                      or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Miller, Anderson &            Yes                         Yes, but not in securities with pending
Sherrerd, LLP                                             or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Montgomery Asset Management   Yes                         Yes, but not in securities with pending
LLC                                                       or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Nicholas Applegate Capital    Yes                         Yes, but not in securities with pending
Management                                                or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Oechsle International         Yes                         Yes, but not in securities with pending
Advisors, LLC                                             or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Pacific Investment            Yes                         Yes, but not in securities with pending
Management Company                                        or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Peachtree Asset Management    Yes                         Yes, but not in securities with pending
                                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Sanford C. Bernstein & Co.,   Yes                         Yes, subject to blackouts and other
Inc.                                                      restrictions
----------------------------------------------------------------------------------------------------
Schroders Capital             Yes                         Cannot purchase securities on a
Management International                                  restricted list
Limited
----------------------------------------------------------------------------------------------------
Security Capital Global       Yes                         Yes, but not in securities with pending
Capital Management Group                                  or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Sirach Capital Management,    Yes                         Yes, but not in securities with pending
Inc.                                                      or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Standish, Ayer & Wood, Inc.   Yes                         Cannot purchase securities on a
                                                          restricted list
----------------------------------------------------------------------------------------------------
STW Fixed Income Management   Yes                         Yes, but not in securities with pending
Ltd.                                                      or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Strong Capital Management     Yes                         Yes, but not in securities with pending
                                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Suffolk Capital Management    Yes                         Yes, but not in securities with pending
Ltd.                                                      or possible client buy or sell orders or
                                                          in securities of which 10% or more are
                                                          held in portfolios managed by Suffolk
----------------------------------------------------------------------------------------------------
Turner Investment Partners    Yes                         Yes, but not in securities with pending
                                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Weiss, Peck & Greer, L.L.C.   Yes                         Yes, but not in securities with pending
                                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------
Westpeak Investment           Yes                         Yes, but not in securities with pending
Advisors, L.P.                                            or possible client buy or sell orders
----------------------------------------------------------------------------------------------------



PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC") Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of Shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. At a meeting held on April 22, 1996, the Board adopted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shares (each a "Multiple Class Fund"). At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds. On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes. On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Small Cap Fund, Tax-Managed Large Cap Fund and the Tax-Managed Global Equity Fund. On November 22, 1999, the Board amended the Rule 18f-3 Plan to create Class A Shares for all Funds except the Institutional Funds and the money market funds. For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature;
(3) each class of Shares may bear differing amounts of certain class expenses;
(4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

DISTRIBUTION PLAN. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which the Funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that the Funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Accordingly, the Multiple Class Funds have adopted a distribution plan (the "Distribution Plan") for the Multiple Class Funds' Class C Shares, which are described in the respective Funds' Prospectuses. In adopting the Distribution Plan, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Multiple Class Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan, the Distributor, as the Multiple Class Funds' principal underwriter, represented to the Trustees that the Distributor believes that the Distribution Plan should result in increased sales and asset retention for the Multiple Class Funds by enabling the Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a Multiple Class Fund would have.

The 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class C Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class C Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan.

The Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class C and Class D Shares for any activities or expenses primarily intended to result in the sale of Class C and Class D Shares of a Multiple Class Fund. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that a Multiple Class Fund's Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Multiple Class Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund are present or represented by proxy (a "1940 Act Vote"). The Distribution Plan does not provide for the Multiple Class Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Distribution Plan may not be amended without approval of the holders of the affected Class of Shares. The Distribution Plan and material amendments to it must be approved annually by all of the Trustees and by the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. The Distribution Plan is terminable, as to a Multiple Class Fund's Shares, without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) a 1940 Act Vote.

Under the Distribution Plan, the Multiple Class Funds may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to Multiple Class Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."

Under the Distribution Plan, the following Multiple Class Funds' Class C Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the year ended December 31, 1999 (these amounts were for compensation to dealers):

                                                            CLASS C
                                                            -------
           Diversified Equity                               $48,812
           Special Growth                                    17,589
           Equity Income                                      4,462
           Quantitative Equity                               44,277
           International Securities                          23,083
           Real Estate Securities                             6,108
           Diversified Bond                                  18,815
           Tax-Managed Large Cap                                133
           Tax-Managed Small Cap                                 65
           Short Term Bond                                    4,312
           Multistrategy Bond                                23,746
           Tax Exempt Bond                                    1,305
           Emerging Markets                                   4,363


SHAREHOLDER SERVICES PLAN. A majority of the Trustees, including a majority of Independent Trustees, has adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds ("Servicing Plan"). The Servicing Plan was adopted on April 22, 1996 and amended on June 3, 1998, November 9, 1998, August 9, 1999 and November 22, 1999.

Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of the Class A, Class C or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of FRIC's Class A, Class C or Class E. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for any Class A, Class C or Class E Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund's Shares.

Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund's Shares, by a vote of a majority of the Independent Trustees.

Under the Service Plan, the following Multiple Class Funds' Class C and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the year ended December 31, 1999:


                                                  CLASS C              CLASS E
          Diversified Equity                   $ 16,275               $ 30,910
          Special Growth                          5,863                 14,559
          Equity Income                           1,487                  2,535
          Quantitative Equity                    14,759                 19,846
          International Securities                7,694                 12,644
          Real Estate Securities                  2,036                 11,042
          Diversified Bond                        6,272                 12,364
          Tax-Managed Large Cap                      44                    --
          Tax-Managed Small Cap                      22                    --
          Short-Term Bond                         1,437                 14,758
          Equity I                                   --                 59,737
          Equity II                                  --                 40,342
          Equity III                                 --                 10,187
          Fixed I                                    --                 52,962
          Fixed III                                  --                  3,713
          International                              --                 43,755
          Equity Q                                   --                 37,958
          Emerging Markets                        1,454                  8,362
          Diversified Equity                     16,275                 30,910
          Real Estate Securities                  2,036                 11,042
          Special Growth                          5,863                 14,559
          Equity Income                           1,487                  2,535
          Short-Term Bond                         1,437                 14,758
          Diversified Bond                        6,272                 12,364
          International Securities                7,694                 12,644
          Multistrategy Bond                      7,915                  8,153
          Tax Exempt Bond                           435                  4,872
          Quantitative Equity                    14,759                 19,846

No Class A Shares were issued during the year ended December 31, 1999.

FUND EXPENSES. The Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Funds is the annual advisory fee and the annual administrative fee, each payable to FRIMCo. The Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, and portfolio and shareholder recordkeeping services, and maintenance of tax records (except for Money Market, Tax Exempt Bond, U.S. Government Money Market, and Tax Free Money Market Funds); state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Other common expenses are allocated among the Funds based primarily upon their relative net assets.


As of the date of this Statement, FRIMCo has contractually agreed to waive and/or reimburse until February 28, 2001 all or a portion of its aggregate combined advisory and administrative fees with respect to certain Funds.


PURCHASE AND REDEMPTION OF FUND SHARES

MINIMUM INVESTMENT REQUIREMENTS. You may be eligible to purchase Fund Shares if you do not meet the applicable required minimum investment. The Funds, at their discretion, may waive the initial minimum investment requirement for some employee benefit plans and other plans with at least $5 million in total plan assets or if requirements are met for a combined purchase privilege, cumulative quantity discount, or statement of intention. If you invest less than the required minimum investment in a Fund, and the minimum investment required has not been waived for you, the Funds reserve the right to refuse your order or to correct, within a reasonable period, your purchase transaction and notify you promptly of that correction.

Trustees, officers, employees and certain third party contractors of FRIC and its affiliates and their spouses and children are not subject to any initial minimum investment requirement.

STALE CHECKS. If you do not cash a dividend, distribution, or redemption check within 180 days from the date it was issued, the Funds will act to protect themselves and you. No interest will accrue on amounts represented by uncashed checks.

For uncashed dividend and distribution checks and uncashed redemption checks of $25 or less, the Funds will deem the unchased check to be an order to reinvest the proceeds of the uncashed check into your account with that Fund at its then-current net asset value, and, if the uncashed check represents a dividend or distribution, the Funds will deem it to be an order to reinvest all future Fund dividends and distributions unless otherwise notified by you. If you do not have an open account with that Fund, an uncashed check of more than $25 will be deemed an order to purchase shares of the Frank Russell Investment Company Money Market Fund, and the proceeds of any uncashed checks for $25 or less will be held in the Fund's general account for your benefit in accordance with applicable law.

For redemption checks of more than $25, the Fund will reissue the check. If the reissued check is not cashed within 180 days from the date it was reissued, the Funds will deem that to be an order to reinvest the proceeds of the uncashed check into your account with that Fund at its then-current net asset value. If you no longer have a current account open for that Fund, the uncashed check will be deemed an order to purchase shares of the Frank Russell Investment Company Money Market Fund.

VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund Class on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange ("NYSE") is open for trading, and for the Money Market, US Government Money Market, and Tax Free Money Market Funds, any day on which both the NYSE is open for trading and the Boston Federal Reserve Bank is open for business. Currently, the NYSE is open for trading every weekday except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Boston Federal Reserve Bank is open for business Good Friday and every day the NYSE is open, except Columbus Day and Veterans' Day.

Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

The International, Emerging Markets, International Securities, Fixed Income I, Diversified Bond, Fixed Income III and Multistrategy Bond Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the

Funds calculate their net asset values may not be reflected in the calculations of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.

VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value their portfolio securities at "fair market value." This generally means that equity securities and fixed-income securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. US over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price, and futures contracts are valued on the basis of last sale price.

Because many fixed-income securities do not trade each day, last sale or bid prices often are not available. As a result, these securities may be valued using prices provided by a pricing service when the prices are believed to be reliable--that is, when the prices reflect the fair market value of the securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of the mean of bid prices. If there is no last sale or mean bid price, the securities may be valued on the basis of prices provided by a pricing service when the prices are believed to be reliable.

Money market instruments maturing within 60 days of the valuation date held by the Funds are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Funds utilize the amortized cost valuation method in accordance with Rule 2(a)-7 of the 1940 Act. The money market instruments are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Money market instruments maturing within 60 days of the valuation date held by the non-money market Funds are also valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

Municipal obligations are appraised or priced by an independent pricing source, approved by the Board, which utilizes relevant information, such as bond transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.

The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board.

PORTFOLIO TRANSACTION POLICIES. Generally, securities are purchased for the Equity I, Equity III, Equity Q, International, Emerging Markets, Fixed Income I, Diversified Equity, Equity Income, Quantitative Equity, International Securities, Real Estate Securities and Diversified Bond Funds for investment income and/or capital appreciation and not for short-term trading profits. However, these Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their money managers. The Equity II, Fixed Income III, Special Growth, Short Term Bond, Multistrategy Bond and Tax Exempt Bond Funds trade more actively to realize gains and/or to increase yields on investments by trading to take advantage of short-term market variations. This policy is expected to result in higher portfolio turnover for these Funds. Conversely, the Tax-Managed Large Cap Fund and the Tax-Managed Small Cap Fund, which seek to minimize the impact of taxes on their shareholders, attempt to limit short-term capital gains and to minimize the realization of net long-term capital gains. These policies are expected to result in a low portfolio turnover rate for the Tax-Managed Large Cap Fund and the Tax-Managed Small Cap Fund.

The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Decisions to buy and sell securities for each Fund are made by a money manager independently from other money managers. Thus, one money manager could be selling a security when another money manager for the same Fund is purchasing the same security thereby increasing the Fund's portfolio turnover ratios and brokerage commissions. The Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio. In view of the Tax-Managed Large Cap and Tax-Managed Small Cap Funds' investment objective and policies, those Funds' ability to change money managers may be constrained.

The Funds, except the Tax Exempt Bond, Tax-Managed Large Cap and Tax-Managed Small Cap Funds, do not give significant weight to attempting to realize long-term capital gains when making portfolio management decisions.

PORTFOLIO TURNOVER RATE. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to money manager changes, market volatility, and/or duration of portfolio investments.

The portfolio turnover rates for the last two years for each Fund (other than the Money Market, US Government Money Market and Tax Free Money Market Funds) were:


                                                             YEARS ENDED
                                                     12/31/99           12/31/98
                                                     --------           --------
Equity I                                               112%               101%
Equity II                                              112                129
Equity III                                             146                136
Equity Q                                                90                 75
Tax-Managed Large Cap (formerly Equity T)               48                 51
Tax-Managed Small Cap*                                   3                --
International                                          119                 64
Emerging Markets                                        95                 59
Fixed Income I                                         139                227
Fixed Income III                                       131                342
Diversified Equity                                     110                100
Special Growth                                         112                129
Equity Income                                          138                150
Quantitative Equity                                     90                 77
International Securities                               121                 68
Real Estate Securities                                  43                 43
Diversified Bond                                       152                217
Short Term Bond                                        177                130
Multistrategy Bond                                     134                335
Tax Exempt Bond                                        119                 74

*   THE TAX-MANAGED SMALL CAP FUND COMMENCED OPERATIONS ON DECEMBER 1, 1999.

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund's portfolio securities (see "Taxes").

BROKERAGE ALLOCATIONS. Transactions on US stock exchanges involve the payment of negotiated brokerage commissions; on non-US exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes an undisclosed payment in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the money manager. FRIC's advisory agreements with FRIMCo and the money managers provide, in substance and subject to specific directions from officers of FRIC or FRIMCo, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. Securities will ordinarily be purchased in the primary markets, and the money manager shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, the advisory agreements authorize FRIMCo and the money managers, respectively, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund, FRIMCo and/or to the money manager (or their affiliates). FRIMCo and the money managers are authorized to cause the Funds to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commissions another broker or dealer would have charged for effecting that transaction. FRIMCo or the money manager, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which FRIMCo or the money manager exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

FRIMCo does not expect FRIC to ordinarily effect a significant portion of FRIC's total brokerage business for the Funds with broker-dealers affiliated with its money managers. However, a money manager may effect portfolio transactions for the segment of a Fund's portfolio assigned to the money manager with a broker-dealer affiliated with the manager, as well as with brokers affiliated with other money managers.


FRIMCo and each Money Manager arranges for the purchase and sale of FRIC's securities and selects brokers and dealers (including affiliates), which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. FRIMCo and each Money Manager may select brokers and dealers which provide it with research services and may cause FRIC to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including affiliates, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable FRIMCo and each Money Manager to supplement its own research and analysis.


The Funds may effect portfolio transactions with or through Frank Russell Securities, Inc. ("FRS"), an affiliate of FRIMCo, only when the applicable money manager determines that the Funds will receive competitive execution, price and commissions. Where brokerage transactions are effected by money managers on behalf of the Funds through FRS at the request of the FRIMCo, research services obtained from third party service providers at market rates are provided to FRIMCo by FRS. Such research services include performance measurement statistics, fund analytics systems and market monitoring systems. This arrangement may be used by any Fund other than those Funds which invest principally in fixed income securities. All Funds may also effect portfolio transactions on an agency basis through, and pay brokerage commissions to, brokerage affiliates of the money managers.

BROKERAGE COMMISSIONS. The Board reviews, at least annually, the commissions paid by the Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds. Frank Russell Company maintains an extensive database showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by FRIMCo or money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.

During the last three years, the brokerage commissions paid by the Funds were:


                                                          YEARS ENDED DECEMBER 31,
                                               1999                1998                 1997
                                               ----                ----                 ----
Equity I                                       $2,508,532       $ 2,185,029           $2,525,291
Equity II                                       1,236,438         1,111,879              743,450
Equity III                                        544,612           671,292              540,862
Equity Q                                        1,295,797         1,328,183            1,323,995
Tax-Managed Large Cap (formerly Equity T)         403,032           176,555               40,539
Tax-Managed Small Cap*                             26,712                --                   --
International                                   5,068,657         3,100,978            2,679,272


                                       24

Emerging Markets                                 2,035,042        1,414,084            1,722,534
Diversified Equity                               2,438,549        2,137,221            2,340,509
Special Growth                                   1,226,126        1,362,922              828,211
Equity Income                                      615,257          732,684              515,622
Quantitative Equity                              1,450,748        1,404,098            1,069,927
International Securities                         4,794,982        2,865,227            2,193,334
Real Estate Securities                           1,029,242        1,127,266              641,659
                                               -----------        ---------      ------- -------
         Total                                 $24,673,726      $19,617,418          $17,165,205
                                               ===========      ===========          ===========

*    TAX-MANAGED SMALL CAP FUND COMMENCED OPERATIONS ON DECEMBER 1, 1999.

The principal reasons for changes in several Funds' brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions, and (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

Fixed Income I, Fixed Income III, Diversified Bond, Short Term Bond, Multistrategy Bond, Tax Exempt Bond, Money Market, US Government Money Market and Tax Free Money Market Funds normally do not pay a stated brokerage commission on transactions.


During the year ended December 31, 1999, approximately $2.6 million of the brokerage commissions of the Funds were directed to brokers who provided research services to FRIMCo. The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets.


Gross brokerage commissions received by affiliated broker/dealers from affiliated and non-affiliated money managers for the year ended December 31, 1999, from portfolio transactions effected for the Funds, were as follows:


                                                               PERCENT OF TOTAL
AFFILIATED BROKER/DEALER                     COMMISSIONS          COMMISSIONS
Autranet                                       $ 16,389               0.07%
Bank of America                                   2,042               0.01
Commerz Bank                                     37,762               0.15
Donaldson, Lufking & Jenrette                    73,002               0.30
Dresdner Klienworth                                 922               0.00
Frank Russell Securities                      1,943,521               7.88
Jarnine Fleming                                     249               0.00
J.P. Morgan                                     180,516               0.73
Morgan Stanley                                   57,324               0.23
Robert Baird                                     19,204               0.08
Robinson Humphry                                  3,495               0.01
Salomon Smith Barney                            167,915               0.68
Sanford C. Bernstein                             75,740               0.31
State Street Bank                                23,071               0.09
                                                 ------               ----
         Total                               $2,601,152               10.55%
                                             ----------               -----



The percentage of total affiliated transactions (relating to trading activity) to total transactions during the year ended December 31, 1999 for the Funds was 11.0%.

During the year ended December 31, 1999, the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Funds' ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker-dealer securities held as of December 31, 1999, was as follows:


------------------------------------------------------------------------------------------------------------------------
                                                                                                             Salomon
FUND                      Merrill       Morgan       Goldman                     Credit         Paine      Smith Barney
                           Lynch       Stanley        Sachs       Citibank       Suisse         Webber
------------------------------------------------------------------------------------------------------------------------

Equity I                              $17,616,064   $3,786,338
------------------------------------------------------------------------------------------------------------------------
Equity III                              3,540,200                                                $221,231
------------------------------------------------------------------------------------------------------------------------
Equity Q                 $3,721,595    14,945,639      433,263                                    485,156
------------------------------------------------------------------------------------------------------------------------
Fixed Income I            9,022,952       999,210    4,507,710    $1,563,566     $1,590,547       285,165
------------------------------------------------------------------------------------------------------------------------
Fixed Income III          3,612,410     8,668,200    5,636,482     1,599,751        363,273       715,933
------------------------------------------------------------------------------------------------------------------------
Diversified Equity                     16,729,444    3,484,938
------------------------------------------------------------------------------------------------------------------------
Equity Income                           3,583,025                                                 329,906
------------------------------------------------------------------------------------------------------------------------
Quantitative Equity       4,332,231    16,481,630                                                 558,900
------------------------------------------------------------------------------------------------------------------------
Diversified Bond          2,971,698                                  971,729      1,261,638
------------------------------------------------------------------------------------------------------------------------
Short Term Bond                         2,977,232                 11,399,375                                    369,627
------------------------------------------------------------------------------------------------------------------------
Multistrategy Bond        5,554,262     9,401,493    5,490,050     1,851,452        441,819       883,034
------------------------------------------------------------------------------------------------------------------------


At December 31, 1999, the Funds did not have any holdings in their top 10 following broker-dealers:


         Frank Russell Securities
         Instinet Corp.
         Investment Technology Group


YIELD AND TOTAL RETURN QUOTATIONS. The Funds compute their average annual total return by using a standardized method of calculation required by the SEC and report average annual total return for each class of Shares which they offer.

Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T) to the power of n = ERV

   Where:         P       =    a hypothetical initial payment of $1,000;
                  T       =    average annual total return;
                  n       =    number of years; and
                ERV            = ending redeemable value of a hypothetical
                               $1,000 payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).

The calculation assumes that all dividends and distributions of each Fund are reinvested at the price stated in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for all classes of Shares are reported in the respective Prospectuses.

Yields are computed by using standardized methods of calculation required by the SEC. Similar to average annual total return calculations, a Fund calculates yields for each class of Shares that it offers. Yields for Funds other than Funds investing primarily in money market instruments (the "Money Market Funds") are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                             YIELD = 2[(A-B+1) to the power 6 -1]
                             ------------------------------------
                                            cd

Where:          a    =   dividends and interest earned during the period
                b    =   expenses accrued for the period (net of reimbursements)
                c    =   average daily number of Shares outstanding during
                         the period that were entitled to receive dividends
                d    =   the maximum offering price per share on the last day
                         of the period

The yields for the Funds investing primarily in fixed-income instruments are reported in the respective Prospectuses.

Each Money Market Fund computes its current annualized and compound effective annualized yields using standardized methods required by the SEC. The annualized yield for each Money Market Fund is computed by (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional Shares purchased with dividends declared on both the original share and such additional Shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365/7 and subtracting 1.

Yield may fluctuate daily and does not provide a basis for determining future yields. Because each Money Market Fund's yield fluctuates, its yield cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, length of maturities of portfolio securities, the methods used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce effective yield.

Current and effective yields for the Class S Shares of the Money Market Funds are reported in the Funds' respective Prospectuses.

Each Fund may, from time to time, advertise non-standard performances, including average annual total return for periods other than 1, 5 or 10 years or since inception.

Each Fund may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indexes.

Tax-equivalent yields for the Tax Exempt Bond and Tax Free Money Market Funds are calculated by dividing that portion of the yield of the appropriate Fund as computed above which is tax exempt by one minus a stated income tax rate (36.9%). The tax-equivalent yields for the Tax Exempt Bond and Tax Free Money Market Funds are reported in the Funds' respective Prospectuses.


            INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS

Each Fund's investment objective is "fundamental" which means each investment objective may not be changed without the approval of a majority of each Fund's shareholders. Certain investment policies may also be fundamental. Other policies may be changed by a Fund without shareholder approval. The Funds' investment objectives are set forth in the respective Prospectuses.

INVESTMENT RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made.

No Fund will:

     1. Invest in any security if, as a result of such investment, less than 75% of its total assets would be represented by cash; cash items; securities of the US government, its agencies, or instrumentalities; securities of other investment companies; and other securities limited in respect of each issuer to an amount not greater in value than 5% of the total assets of such Fund. Investments by Funds, other than the Tax Free Money Market and U.S. Government Money Market Funds, in Shares of the Money Market Fund are not subject to this restriction, or to Investment Restrictions 2, 3, and
     13. (See, "Investment Policies -- Cash Reserves.")

     2. Invest 25% or more of the value of the Fund's total assets in the securities of companies primarily engaged in any one industry (other than the US government, its agencies and instrumentalities), but such concentration may occur incidentally as a result of changes in the market value of portfolio securities. This restriction does not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest 25% or more of its total assets in the securities of companies directly or indirectly engaged in the real estate industry. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of US banks having net assets in excess of $100,000,000. (Refer to the description of the Real Estate Securities Fund and the Money Market Fund in the applicable Prospectuses for a description of each Fund's policy with respect to concentration in a particular industry.)

     3. Acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer.

     4. Invest in companies for the purpose of exercising control or management.

     5. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     6. Purchase or sell commodities or commodities contracts except stock index and financial futures contracts.

     7. Borrow money, except that the Fund may borrow as a temporary measure for extraordinary or emergency purposes, and not in excess of five percent of its net assets; provided, that the Fund may borrow to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33 1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be reduced to the extent necessary to comply with this limitation within three days. Reverse repurchase agreements will not be considered borrowings for purposes of the foregoing restrictions, provided that the Fund will not purchase investments when borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

     8. Purchase securities on margin or effect short sales (except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities, may trade in futures and related options, and may make margin payments in connection with transactions in futures contracts and related options).

     9. Engage in the business of underwriting securities issued by others or purchase securities subject to legal or contractual restrictions on disposition, except as permitted by the Tax Exempt Bond and Tax Free Money Market Funds' investment objectives.

     10. Participate on a joint or a joint and several basis in any trading account in securities except to the extent permitted by the 1940 Act and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act. The "bunching" of orders for the sale or purchase of marketable portfolio securities with two or more Funds, or with a Fund and such other accounts under the management of FRIMCo or any money manager for the Funds to save brokerage costs or to average prices among them shall not be considered a joint securities trading account. The purchase of Shares of the Money Market Fund by any other Fund shall also not be deemed to be a joint securities trading account.

     11. Make loans of money or securities to any person or firm; provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors; (ii) the entry into "repurchase agreements;" or (iii) the lending of portfolio securities in the manner generally described in the Funds' Prospectuses'.

     12. Purchase or sell options except to the extent permitted by the policies set forth in the sections "Certain Investments -- Options on Securities and Indices," "Certain Investments -- Foreign Currency Options," "Certain Investments -- Futures Contracts and Options on Future Contracts" and "Certain Investments -- Forward Foreign Currency Contracts" below. The Tax Exempt Bond and Tax Free Money Market Funds may purchase municipal obligations from an issuer, broker, dealer, bank or other persons accompanied by the agreement of such seller to purchase, at the Fund's option, the municipal obligation prior to maturity thereof.

     13. Purchase the securities of other investment companies except to the extent permitted by the 1940 Act and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act.

     14. Purchase from or sell portfolio securities to the officers, Trustees or other "interested persons" (as defined in the 1940 Act) of FRIC, including the Fund's money managers and their affiliates, except as permitted by the 1940 Act, SEC rules or exemptive orders.

     15. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit any Fund from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions, or issuing shares of beneficial interest in multiple classes.

     An additional fundamental policy is that (a) Fixed Income I, Diversified Bond and Short Term Bond Funds may acquire convertible bonds which will be disposed of by the Funds in as timely a manner as is practical after conversion, and (b) Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.

     For purposes of these investment restrictions, the Tax Exempt Bond and Tax Free Money Market Funds will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non-governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.

INVESTMENT POLICIES.

FUND INVESTMENT SECURITIES

     The following tables illustrate the investments that the Funds primarily invest in or are permitted to invest in:

--------------------------- ------------- ------------ ------------- ------------- ------------- ------------- -------------
                            Diversified     Equity     Quantitative  International Diversified   Multistrategy     Real
    Type of Portfolio          Equity       Income       Equity      Securities       Bond          Bond          Estate
           SECURITY            FUND          FUND         FUND          FUND          FUND          FUND         Securities
                                                                                                                   FUND
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Common stocks..........         |X|           |X|          |X|           |X|                                      |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Common stock equivalents
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
  (warrants)...........         |X|           |X|          |X|           |X|                                      |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
  (options)............         |X|           |X|          |X|           |X|                                      |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
  (convertible debt
    securities)........         |X|           |X|          |X|           |X|                                      |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
  (depository receipts)         |X|           |X|          |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Preferred stocks.......         |X|           |X|          |X|           |X|                                      |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Equity derivative               |X|           |X|          |X|           |X|                                      |X|
securities.............
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Debt securities (below
  investment grade or junk
  bonds)...............                                                                              |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
US government securities        |X|           |X|          |X|           |X|           |X|           |X|          |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Municipal obligations..                                                                              |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Investment company
  Securities...........         |X|           |X|          |X|           |X|           |X|           |X|          |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Foreign securities.....         |X|           |X|          |X|           |X|                         |X|          |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------


--------------------------- ---------- ---------- ---------- --------- --------- --------- -------- ------------- ----------
                                                                                                         US          Tax
                                         Tax-        Tax-                Tax       Short              Government    Free
                            Emerging   Managed     Managed    Special   Exempt     Term     Money       Money       Money
    Type of Portfolio        Markets   Large Cap   Small Cap  Growth     Bond      Bond     Market      Market      Market
          SECURITIES          FUND       FUND       FUND       FUND      FUND      FUND     FUND        FUND         FUND
--------------------------- ---------- ---------- ---------- --------- --------- --------- -------- ------------- ----------
Common stocks..........        |X|        |X|        |X|       |X|
--------------------------- ---------- ---------- ---------- --------- --------- --------- -------- ------------- ----------
Common stock equivalents
--------------------------- ---------- ---------- ---------- --------- --------- --------- -------- ------------- ----------
  (warrants)...........        |X|        |X|        |X|       |X|
--------------------------- ---------- ---------- ---------- --------- --------- --------- -------- ------------- ----------
  (options)............        |X|        |X|        |X|       |X|
--------------------------- ---------- ---------- ---------- --------- --------- --------- -------- ------------- ----------
  (convertible debt
    securities)........        |X|        |X|        |X|       |X|                 |X|
--------------------------- ---------- ---------- ---------- --------- --------- --------- -------- ------------- ----------
  (depository receipts)        |X|        |X|        |X|       |X|
--------------------------- ---------- ---------- ---------- --------- --------- --------- -------- ------------- ----------
Preferred stocks.......        |X|        |X|        |X|       |X|                 |X|
--------------------------- ---------- ---------- ---------- --------- --------- --------- -------- ------------- ----------
Equity derivative              |X|        |X|        |X|       |X|
securities.............
--------------------------- ---------- ---------- ---------- --------- --------- --------- -------- ------------- ----------
Debt securities (below
  investment grade or junk
  bonds)...............        |X|                                                 |X|
--------------------------- ---------- ---------- ---------- --------- --------- --------- -------- ------------- ----------
US government securities       |X|        |X|        |X|       |X|       |X|       |X|       |X|        |X|          |X|
--------------------------- ---------- ---------- ---------- --------- --------- --------- -------- ------------- ----------
Municipal obligations..                                                  |X|       |X|
--------------------------- ---------- ---------- ---------- --------- --------- --------- -------- ------------- ----------
Investment company
  Securities...........        |X|        |X|        |X|       |X|       |X|       |X|       |X|        |X|          |X|
--------------------------- ---------- ---------- ---------- --------- --------- --------- -------- ------------- ----------
Foreign securities.....        |X|        |X|        |X|       |X|                 |X|
--------------------------- ---------- ---------- ---------- --------- --------- --------- -------- ------------- ----------

--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
                                                                                                    Fixed         Fixed
    Type of Portfolio         Equity I     Equity II    Equity III     Equity Q    International   Income I     Income III
           SECURITY             FUND         FUND           FUND         FUND          FUND         FUND          FUND
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Common stocks..........         |X|           |X|          |X|           |X|           |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Common stock equivalents
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
  (warrants)...........         |X|           |X|          |X|           |X|           |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
  (options)............         |X|           |X|          |X|           |X|           |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
  (convertible debt
    securities)........         |X|           |X|          |X|           |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
  (depository receipts)         |X|           |X|          |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Preferred stocks.......         |X|           |X|          |X|           |X|           |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Equity derivative               |X|           |X|          |X|           |X|           |X|
securities.............
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Debt securities (below
  investment grade or junk
  bonds)...............                                                                                           |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
US government securities        |X|           |X|          |X|           |X|           |X|           |X|          |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Municipal obligations..                                                                                           |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Investment company
  securities...........         |X|           |X|          |X|           |X|           |X|           |X|          |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Foreign securities.....         |X|           |X|          |X|           |X|           |X|           |X|          |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------

OTHER INVESTMENT PRACTICES

     The Funds use investment techniques commonly used by other mutual funds. The table below summarizes the principal investment practices of the Funds, each of which may involve certain special risks. The Glossary located at the back of the Statement of Additional Information describes each of the investment techniques identified below.

--------------------------- ------------- ------------ ------------- ------------- ------------- ------------
                            Diversified     Equity     Quantitative  International Diversified   Multistrategy
    Type of Portfolio          Equity       Income        Equity      Securities       Bond         Bond
           SECURITY            FUND          FUND          FUND          FUND          FUND         FUND
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------
Cash reserves..........         |X|           |X|          |X|           |X|           |X|           |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------
Repurchase agreements(1)                                                 |X|           |X|           |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------
When-issued and forward
  commitment securities                                                  |X|           |X|           |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------
Reverse repurchase
  agreements...........                                                  |X|           |X|           |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------
Lending portfolio
securities                      |X|           |X|          |X|           |X|           |X|           |X|
  not to exceed 33 1/3%
  of total Fund assets.
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------
Illiquid securities
(limited to                     |X|           |X|          |X|           |X|           |X|           |X|
  15% of a Fund's net
assets)................
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------
Forward currency
  contracts(2).........                                                  |X|           |X|           |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------
Write (sell) call and put
  options on securities,
  securities indexes and
  foreign currencies(3)         |X|           |X|          |X|           |X|           |X|           |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------
Purchase options on
  securities, securities
  indexes, and                  |X|           |X|          |X|           |X|           |X|           |X|
currencies(3)..........
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------
Interest rate futures
  contracts, stock index
  futures contracts,foreign
  currency contracts and        |X|           |X|          |X|           |X|           |X|           |X|
  options on futures(4)
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------
Liquidity portfolios...         |X|           |X|          |X|           |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------

------------------------

(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

(2) Each of the International Securities, Diversified Bond and Multistrategy Bond Funds may not invest more than one-third of its assets in these contracts.


(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.

(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.


--------------------------- ---------- ---------- ---------- ---------- -------- --------- ------ --------- ------------- ---------
                                                                                                                 US         Tax
                              Real                Tax-          Tax-               Tax       Short             Government   Free
                             Estate    Emerging   Managed    Managed     Special   Exempt    Term    Money      Money      Money
    Type of Portfolio       Securities  Markets   Large Cap  Small Cap   Growth    Bond      Bond    Market     Market     Market
          SECURITIES         FUND       FUND       FUND       FUND       FUND      FUND      FUND     FUND       FUND       FUND
--------------------------- ---------- ---------- ---------- ---------- -------- --------- ------ --------- ------------- ---------
Cash reserves..........        |X|        |X|        |X|        |X|       |X|      |X|      |X|
--------------------------- ---------- ---------- ---------- ---------- -------- --------- ------ --------- ------------- ---------
Repurchase agreements(1)       |X|        |X|                                      |X|      |X|     |X|         |X|
--------------------------- ---------- ---------- ---------- ---------- -------- --------- ------ --------- ------------- ---------
When-issued and forward
  commitment securities        |X|        |X|                                      |X|      |X|     |X|         |X|         |X|
--------------------------- ---------- ---------- ---------- ---------- -------- --------- ------ --------- ------------- ---------
Reverse repurchase
  agreements...........        |X|        |X|                                      |X|      |X|     |X|         |X|         |X|
--------------------------- ---------- ---------- ---------- ---------- -------- --------- ------ --------- ------------- ---------
Lending portfolio
securities
  not to exceed 33 1/3%        |X|        |X|        |X|        |X|       |X|               |X|     |X|         |X|
  of total Fund assets.
--------------------------- ---------- ---------- ---------- ---------- -------- --------- ------ --------- ------------- ---------
Illiquid securities
(limited to                    |X|        |X|        |X|        |X|       |X|      |X|      |X|
  15% of a Fund's net
assets)................
--------------------------- ---------- ---------- ---------- ---------- -------- --------- ------ --------- ------------- ---------
Illiquid securities
(limited to                                                                                         |X|         |X|         |X|
  10% of a Fund's net
assets)................
--------------------------- ---------- ---------- ---------- ---------- -------- --------- ------ --------- ------------- ---------
Forward currency
  contracts(2).........                   |X|                                               |X|
--------------------------- ---------- ---------- ---------- ---------- -------- --------- ------ --------- ------------- ---------
Write (sell) call and put
  options on securities,
  securities indexes and
  foreign currencies(3)        |X|        |X|        |X|        |X|       |X|               |X|
--------------------------- ---------- ---------- ---------- ---------- -------- --------- ------ --------- ------------- ---------
Purchase options on
  securities, securities
  indexes, and                 |X|        |X|        |X|        |X|       |X|               |X|
currencies(3)..........
--------------------------- ---------- ---------- ---------- ---------- -------- --------- ------ --------- ------------- ---------
Interest rate futures
  contracts, stock index
  futures contracts,foreign
  currency contracts and       |X|        |X|                             |X|      |X|      |X|
  options on futures(4)
--------------------------- ---------- ---------- ---------- ---------- -------- --------- ------ --------- ------------- ---------
Credit and liquidity
  enhancements.........                                                            |X|                                      |X|
--------------------------- ---------- ---------- ---------- ---------- -------- --------- ------ --------- ------------- ---------
Liquidity portfolio....        |X|        |X|        |X|        |X|       |X|               |X|
--------------------------- ---------- ---------- ---------- ---------- -------- --------- ------ --------- ------------- ---------

-------------------------

(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the Emerging Markets and Short Term Bond Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
                                                                                                    Fixed        Fixed
    Type of Portfolio         Equity I     Equity II    Equity III     Equity Q    International  Income I     Income III
           SECURITY             FUND         FUND           FUND         FUND         FUND         FUND              UND
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Cash reserves..........         |X|           |X|          |X|           |X|           |X|           |X|          |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Repurchase agreements(1)                                                               |X|           |X|          |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
When-issued and forward
  commitment securities                                                                |X|           |X|          |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Reverse repurchase
  agreements...........                                                                |X|           |X|          |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Lending portfolio
securities
  not to exceed 33 1/3%         |X|           |X|          |X|           |X|           |X|           |X|          |X|
  of total Fund assets.
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Illiquid securities
(limited to                     |X|           |X|          |X|           |X|           |X|           |X|          |X|
  15% of a Fund's net
assets)................
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Forward currency
  contracts(2).........                                                                |X|           |X|          |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Write (sell) call and put
  options on securities,
  securities indexes and
  foreign currencies(3)         |X|           |X|          |X|           |X|           |X|           |X|          |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Purchase options on
  securities, securities
  indexes, and                  |X|           |X|          |X|           |X|           |X|           |X|          |X|
currencies(3)..........
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Interest rate futures
  contracts, stock index
  futures contracts,foreign
  currency contracts and        |X|           |X|          |X|           |X|           |X|           |X|          |X|
  options on futures(4)
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------
Liquidity portfolio....         |X|           |X|          |X|           |X|           |X|
--------------------------- ------------- ------------ ------------- ------------- ------------- ------------ -------------

-------------------------

(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the International, Fixed Income I and Fixed Income III Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets. Only the Fixed Income III Fund currently intends to write or purchase options on foreign currency.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.


     CASH RESERVES. Each Fund (except the Money Market, U.S. Government Money Market and Tax Free Money Market Funds), and its money managers, may elect to invest the Fund's cash reserves in one or more of FRIC's money market funds. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Funds will use this procedure only so long as doing so does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds, and the Funds investing in them, treat such investments as the purchase and redemption of the money market funds' Shares. Any Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains, and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, Shares of a money market fund issued to other Funds will be voted by the Trustees in the same proportion as the Shares of the money market fund that are held by shareholders that are not Funds. Funds investing in a money market fund effectively do not pay an advisory or administrative fee to a money market fund and thus do not pay duplicative advisory or administrative fees, as FRIMCo waives a portion of its advisory or administrative fees due from those Funds in an amount that offsets the advisory or administrative fees it receives from the applicable money market fund in respect of those investments.

     LIQUIDITY PORTFOLIO. A Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may effect a Fund's performance since the money manager sells the securities for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests.

     The holding of significant amounts of cash is contrary to the investment objectives of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, International, Diversified Equity, Special Growth, Equity Income, Quantitative Equity and International Securities Funds. The more cash these Funds hold, the more difficult it is for their returns to meet or surpass their respective benchmarks. FRIMCo will exercise investment discretion or select a money manager to exercise investment discretion for approximately 5-15% of the Funds' assets assigned to a "Liquidity Portfolio."

     A Liquidity Portfolio addresses this potential detriment by having FRIMCo or a money manager selected for this purpose create a temporary equity exposure for cash reserves through the use of options and futures contracts. This will enable the Funds to hold cash while receiving a return on the cash which is similar to that of equity securities.

     MONEY MARKET INSTRUMENTS. The Money Market, US Government Money Market and Tax Free Money Market Funds expect to maintain, but do not guarantee, a net asset value of $1.00 per share for purposes of purchases and redemptions by valuing their Fund Shares at "amortized cost." The Money Market Funds will maintain a dollar-weighted average maturity of 90 days or less. Each of the Funds will invest in securities maturing within 397 days or less at the time of the trade date or such other date upon which a Fund's interest in a security is subject to market action. Each money market fund will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the Funds' securities. The procedures also address such matters as diversification and credit quality of the securities the Funds purchase, and were designed to ensure compliance by the Funds with the requirements of Rule 2a-7 of the 1940 Act. For additional information concerning these Funds, refer to the respective Prospectuses.

     RUSSELL 1000-Registered Trademark- INDEX. The Russell 1000-Registered Trademark- Index consists of the 1,000 largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depository Receipts.

     The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

       Frank Russell Company chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that Frank Russell Company or FRIMCo believes that the particular security is an attractive investment.

CERTAIN INVESTMENTS.

     REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with the seller -- a bank or securities dealer -- who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by a Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. Repurchase agreements assist a Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Funds will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US government securities whose creditworthiness is continually monitored and found satisfactory by the Funds' money managers.

     REVERSE REPURCHASE AGREEMENTS. A Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect.

       HIGH RISK BONDS. The Funds, other than the Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds, do not invest their assets in securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB by S&P or Baa by Moody's are the lowest ratings which are considered "investment grade," although Moody's considers securities rated Baa, and S&P considers bonds rated BBB, to have some speculative characteristics. The Funds, other than the Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings. The market value of debt securities generally varies inversely in relation to interest rates.

     The Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets Fund), 10% of its total assets (in the case of the Short Term Bond Fund), and 25% of its total assets (in the case of the Fixed Income III and Multistrategy Bond Funds) in debt securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks, because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated debt securities has expanded rapidly in recent years, and its growth has paralleled a long economic expansion. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Fixed Income III, Multistrategy Bond, Short Term Bond, and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.

     Securities rated BBB by S&P or Baa by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see "Ratings of Debt Instruments."

     Securities possessing Moody's Baa rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

     RISK FACTORS. The growth of the market for lower rated debt securities has paralleled a long period of economic expansion. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

     In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's Shares.

     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

     The money managers of the Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

     ILLIQUID SECURITIES. The Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A, as explained in the respective Prospectuses) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

     FORWARD COMMITMENTS. A Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction) so long as such transactions are consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

     Additionally, under certain circumstances, the International, International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Fund is made prior to the Fund's receipt of cash payment therefor or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. "Free trade" transactions involve the risk of loss to a Fund if the other party to the "free trade" transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.

     LENDING PORTFOLIO SECURITIES. Cash collateral received by a Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including funds advised by the Custodian, for which it may receive an asset-based fee), and other investments meeting certain quality and maturity established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Fund and the lending agent.

     Each Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

     FRIC may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.

     OPTIONS AND FUTURES. The Funds, other than the Money Market, US Government Money Market and Tax Free Money Market Funds, may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be used only for hedging purposes).

     OPTIONS ON SECURITIES AND INDEXES. Each Fund, except as noted above, may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities. The Funds intend to purchase and write call and put options on specific securities.

     An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

     A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

     A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian.

     If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

     To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     RISKS ASSOCIATED WITH OPTIONS ON SECURITIES AND INDEXES. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

     As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

     If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     OPTIONS ON FOREIGN CURRENCY. A Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Fund may invest in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade, as specified in the Prospectuses. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000-Registered Trademark-; Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

     Each Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

     A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

A Fund may enter into contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). A Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish these positions will not exceed 5% of the Fund's net assets.

     As long as required by regulatory authorities, each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, a Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the Custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     LIMITATIONS ON USE OF FUTURES AND OPTIONS ON FUTURES CONTRACTS. A Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     When purchasing a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Custodian).

     When selling a call option on a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     In order to comply with applicable regulations of the Commodity Futures Trading Commission ("CFTC") pursuant to which the Funds avoid being deemed to be "commodity pools," the Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined under the CFTC Rules.

     The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

     RISKS ASSOCIATED WITH FUTURES AND OPTIONS ON FUTURES CONTRACTS. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

     ADDITIONAL RISKS OF OPTIONS ON SECURITIES, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, AND FORWARD CURRENCY EXCHANGE CONTRACT AND OPTIONS THEREON. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

     HEDGING STRATEGIES. Stock index futures contracts may be used by the Equity I, Equity II, Equity III, Equity Q, International, Emerging Markets, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Tax-Managed Large Cap, Tax-Managed Small Cap, and International Securities Funds as an "equitization" vehicle for cash reserves held by the Funds. For example: equity index futures contracts are purchased to correspond with the cash reserves in each of the Funds. As a result, a Fund will realize gains or losses based on the performance of the equity market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Fund's cash reserves will always be fully exposed to equity market performance.

     Financial futures contracts may be used by the International, Emerging Markets, Fixed Income I, Fixed Income III, International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond and Tax Exempt Bond Funds as a hedge during or in anticipation of interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in a Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Fund to repurchase the futures contract at a lower price to close out the position.

     The Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of a market advance, or to temporarily create an equity exposure for cash balances until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated changes in interest rates.

     When purchasing a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     FOREIGN CURRENCY FUTURES CONTRACTS. The Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

     A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

     The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

     RISK FACTORS. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund's hedging strategy.

     In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non- business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

     FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS ("FORWARD CURRENCY CONTRACTS"). The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of US dollars for a certain amount of Japanese Yen--at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are or are expected to be denominated. A Fund's dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may, however, enter into a position hedging transaction with respect to a currency other than that held in the Funds' portfolios, if such a transaction is deemed a hedge. If a Fund enters into this type of hedging transaction, liquid assets will be placed in a segregated account in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional liquid assets will be placed in the account so that the value of the account will equal the amount of the Fund's commitment with respect to the contract. Hedging transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

     At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.

Upon maturity of a forward currency contract, the Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

     The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

     If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code, for a given year.

     Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

     The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.

     A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.

     Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

     DEPOSITORY RECEIPTS. A Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

     ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into US dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored ADRs.

     BANK INSTRUMENTS. The Diversified Bond, Multistrategy Bond, Short Term Bond, Money Market, Fixed Income I and Fixed Income III Funds may invest in bank instruments, which include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments for the Multistrategy Bond Fund.

     INDEXED COMMERCIAL PAPER. Indexed commercial paper is US-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Fixed Income III and Multistrategy Bond Funds intend to invest in indexed commercial paper, and then only for hedging purposes.

     US GOVERNMENT OBLIGATIONS. The types of US government obligations the Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and (c) US Treasury bonds at time of issuance generally have maturities of greater than ten years;
(2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed-rate and floating or variable rate US government obligations. The Funds may purchase US government obligations on a forward commitment basis.

     VARIABLE AND FLOATING RATE SECURITIES. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a percentage of the prime rate of a specified bank or some similar objective standard, such as 90-day US Treasury Bill rate, and may change as often as twice daily. Generally, changes in interest rates on floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

     The U.S. Government Money Market Fund may purchase variable rate US government obligations which are instruments issued or guaranteed by the US government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than annually. Variable rate US government obligations whose interest rates are readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     VARIABLE AMOUNT MASTER DEMAND NOTES. The Money Market Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

     ZERO COUPON SECURITIES. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

     MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES. The forms of mortgage-related and other asset-backed securities the Funds may invest in include the securities described below:

     MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly owned US government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

     COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

     ASSET-BACKED SECURITIES. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

     RISK FACTORS. Prepayment of principal on mortgage or asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

     LOAN PARTICIPATIONS. The Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale.

     MUNICIPAL OBLIGATIONS. "Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

          MUNICIPAL BONDS. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications -- General Obligation Bonds and Revenue Bonds.

              GENERAL OBLIGATION BONDS - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

              REVENUE BONDS - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

              INDUSTRIAL DEVELOPMENT BONDS - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

          MUNICIPAL NOTES. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

              TAX ANTICIPATION NOTES - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

              BOND ANTICIPATION NOTES - are issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

              REVENUE ANTICIPATION NOTES - are issued in expectation of receipt of other types of revenues such as certain federal revenues.

              CONSTRUCTION LOAN NOTES - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

              PRE-REFUNDED MUNICIPAL BONDS - are bonds no longer secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

              TAX FREE COMMERCIAL PAPER - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

              TAX FREE FLOATING AND VARIABLE RATE DEMAND NOTES - are municipal obligations backed by an obligation of a commercial bank to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, usually becomes effective within thirty days. The rate of return on the notes is readjusted periodically according to some objective standard such as changes in a commercial bank's prime rate.

              TAX FREE PARTICIPATION CERTIFICATES - are tax free floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. They are usually purchased by the Tax Exempt Bond and Tax Free Money Market Funds to maintain liquidity. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

              A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

              The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

          DEMAND NOTES. The Tax Exempt Bond and Tax Free Money Market Funds may purchase municipal obligations with the right to a "put" or "stand- by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.

          The Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")

          The Tax Exempt Bond and Tax Free Money Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

      INTEREST RATE TRANSACTIONS. The Fixed Income III, Short Term Bond and Multistrategy Bond Funds may enter into interest rate swaps, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive interest payments for the obligations or rights to receive interest payments of another party (i.e., an exchange of floating rate payments for fixed rate payments). The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

     The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

     A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

     INVESTMENT IN FOREIGN SECURITIES. The Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States.

Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

     INVESTMENT IN EMERGING MARKETS. Foreign investment may include emerging market debt. Emerging markets consist of countries determined by the money managers of the Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     FOREIGN GOVERNMENT SECURITIES. Foreign government securities which the Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

     OTHER DEBT SECURITIES. Multistrategy Bond and Fixed Income III Funds may invest in debt securities issued by supranational organizations such as:

          THE WORLD BANK -- An international bank which was chartered to finance development projects in developing member countries.

          THE EUROPEAN COMMUNITY -- An organization which consists of certain European states engaged in cooperative economic activities.

          THE EUROPEAN COAL AND STEEL COMMUNITY -- An economic union of various European nations' steel and coal industries.

          THE ASIAN DEVELOPMENT BANK -- An international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

     Multistrategy Bond and Fixed Income III Funds may also invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Economic Community. The Counsel of Ministers of the European Economic Community may adjust specific amounts of currency comprising the ECU to reflect changes in the relative values of the underlying currencies. The money managers investing in these securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of the securities.

     BRADY BONDS. The Fixed Income III, Multistrategy Bond, International Securities Funds may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market. Brady Bonds have been issued only recently and accordingly they do not have a long payment history.

     CREDIT AND LIQUIDITY ENHANCEMENTS. The Money Market Funds may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Adverse changes in the credit quality of these institutions could cause losses to Money Market Funds that invest in these securities and may affect their share price.

                                      TAXES

      DISTRIBUTIONS

      DISTRIBUTIONS OF NET INVESTMENT INCOME. The Funds receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional Shares.

      DISTRIBUTIONS OF CAPITAL GAINS. The Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gains realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund.

      INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. Each Fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held a Fund's Shares for a full year, you may have designated and distributed to you as ordinary income or capital gain a percentage of income and/or capital gains that is not equal to the actual amount of such income and/or capital gains earned during the period of your investment in a Fund.

      TAXES

      ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to you. In such case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary income or capital gains to the extent of a Fund's available earnings and profits.

      EXCISE TAX DISTRIBUTION REQUIREMENTS. The Code requires a Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its net capital gain income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each Fund intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

      REDEMPTION OF FUND SHARES. Redemptions and exchanges of a Fund's Shares are taxable transactions for federal and state income tax purposes that cause you to recognize a gain or loss. If you hold your Shares as a capital asset, the gain or loss that you realize will be capital gain or loss. Any loss incurred on the redemption or exchange of Shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those Shares.

      Beginning after the year 2005 (2000 for certain shareholders), gain on the sale or redemption of Shares held more than five years may be subject to a reduced rate of tax.

      All or a portion of any loss that you realize upon the redemption of your Fund Shares will be disallowed to the extent that you purchase other Shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares you purchase.

      US GOVERNMENT OBLIGATIONS. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the US government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by US government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

      DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. Distributions from Diversified Equity, Equity Income, Quantitative Equity, Real Estate Securities, Special Growth, Tax-Managed Large Cap, Tax-Managed Small Cap, Equity I, Equity II, Equity III and Equity Q Funds may qualify in part for the 70% dividends-received deduction for corporations. The portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by such Funds from domestic (US) sources. The Fund will send to shareholders statements each year advising the amount of the dividend income which qualifies for such treatment. All dividends, including those which qualify for the dividends-received deduction, must be included in your alternative minimum taxable income calculation.

      EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS. Most foreign exchange gains realized on the sale of debt instruments are treated as ordinary income by Funds which invest in foreign securities. Similarly, foreign exchange losses realized by such Funds on the sale of debt instruments are generally treated as ordinary income losses. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce such Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce such Fund's ordinary income distributions to you, and may cause some or all of such Fund's previously distributed income to be classified as a return of capital.

      The Funds may be subject to foreign withholding taxes on income from certain of their foreign securities. If more than 50% of a Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, such Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or claim a foreign tax credit for such taxes against your US federal income tax. Each of these Funds will provide you with the information necessary to complete your individual income tax return if such election is made.

      If a Fund invests in an entity that is classified as a "passive foreign investment company" (a "PFIC") for federal income tax purposes, the application of certain provisions of the Code (applying to PFICs) could result in the imposition of certain federal income taxes to the Fund. Under the Code, a Fund can elect to mark-to-market their PFIC holdings in lieu of paying taxes on gains or distributions therefrom. In addition, Emerging Markets Fund may invest up to 10% of its total assets in the stock of foreign investment companies that may be treated as PFICs under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Fund derives may be subject to a nondeductible federal income tax at the Fund level, whether or not the corresponding income is distributed to you. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the fund. In some cases, Emerging Markets Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Emerging Markets Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances. Investment income received from sources within foreign countries may be subject to foreign income taxes withheld at the source. The US has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate on such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of assets invested within various countries is not known.

      EXEMPT INTEREST DIVIDENDS. The Tax Exempt Bond Fund and Tax Free Money Market Fund do not intend to purchase any municipal obligations required, in the opinion of bond counsel, to be treated as a preference item by shareholders when determining their alternative minimum tax liability. Exempt income paid by the Funds is includable in the tax base for determining the extent to which a shareholder's Social Security or railroad retirement benefits will be subject to federal income tax. The Code also provides that interest on indebtedness incurred, or continued, to purchase or carry Tax Exempt Bond Fund and Tax Free Money Market Fund Shares, is not deductible; and that persons who are "substantial users" (or persons related thereto) of facilities financed by private activity bonds may not be able to treat the dividends paid by either Fund as tax free. Such persons should consult their tax advisers before purchasing Shares of the Tax Exempt Bond Fund or Tax Free Money Market Fund.

      INVESTMENT IN COMPLEX SECURITIES. The Funds may invest in complex securities. Such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain and/or accelerate the recognition of income to a Fund or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

      From November 1, 1999 to December 31, 1999, the Real Estate Securities Fund, Short Term Bond Fund, Diversified Bond Fund and the Multistrategy Bond Fund incurred net realized capital losses of $4,344,347, $283,698, $2,227,479 and $6,282,764, respectively. As permitted by tax regulations, the Real Estate Securities Fund, Short Term Bond Fund, Diversified Bond Fund and the Multistrategy Bond Fund intend to elect to defer these losses and treat them as arising in the year ending October 31, 2000.

At December 31, 1999, certain of the Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains of each succeeding year until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

------------------ -------------------- -------------------- -------------------- ------------------- --------------------
                       Real Estate       Emerging Markets      Short Term Bond     Diversified Bond   Multistrategy Bond
      Year           Securities Fund           Fund                 Fund                 Fund                Fund
------------------ -------------------- -------------------- -------------------- ------------------- --------------------
12/31/01                        --                   --          (4,813,748)                  --                   --
------------------ -------------------- -------------------- -------------------- ------------------- --------------------
12/31/02                        --                   --          (5,161,817)                  --                   --
------------------ -------------------- -------------------- -------------------- ------------------- --------------------
12/31/03                        --          (2,887,175)          (2,834,049)                  --                   --
------------------ -------------------- -------------------- -------------------- ------------------- --------------------
12/31/04                        --            (348,806)          (1,947,924)                  --                   --
------------------ -------------------- -------------------- -------------------- ------------------- --------------------
12/31/05                        --                   --            (574,853)                  --                   --
------------------ -------------------- -------------------- -------------------- ------------------- --------------------
12/31/06               (2,695,613)         (56,335,865)             (51,911)                  --                   --
------------------ -------------------- -------------------- -------------------- ------------------- --------------------
12/31/07              (22,446,311)         (29,958,651)          (3,470,874)        (11,070,653)         (17,634,520)
------------------ -------------------- -------------------- -------------------- ------------------- --------------------
TOTALS                (25,141,924)         (86,530,497)         (18,855,176)        (11,070,653)         (17,634,520)
------------------ -------------------- -------------------- -------------------- ------------------- --------------------


     REDEMPTIONS IN KIND. Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the U.S. Securities and Exchange Commission. In the case of redemption requests in excess of these amounts FRIC's Board reserves the right to make payments in whole or in part in securities or other assets of a Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Funds do not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

                            MONEY MANAGER INFORMATION

                             DIVERSIFIED EQUITY FUND

    ALLIANCE CAPITAL MANAGEMENT L.P. is a limited partnership whose (i) general partner, Alliance Capital Management Corporation, is a wholly owned subsidiary of AXA Financial, Inc. (formerly The Equitable Companies Incorporated) ("AXF") and (ii) majority unit holder is ACMC, Inc., an indirect wholly owned subsidiary of AXF. AXA, a French insurance company, owns approximately 58.4% of the common stock of AXF.

    BARCLAYS GLOBAL FUND ADVISORS N.A. is a wholly-owned subsidiary of Barclays Global Investors, N.A.

    EQUINOX CAPITAL MANAGEMENT, LLC is 100% employee owned, with majority ownership held by Ron Ulrich.

    JACOBS LEVY EQUITY MANAGEMENT, INC. is owned by Bruce Jacobs and Kenneth
Levy.

    MARSICO CAPITAL MANAGEMENT, LLC is owned 50% by Marsico Management
Holdings, LLC and 50% by TFM Holdings, LLLP. Marsico Management Holdings is a wholly owned subsidiary of Bank of America, N.A. which in turn is a wholly owned subsidiary of Bank of America Corporation. TFM Holdings, LLLP is a Colorado limited liability limited partnership whose sole general partner is TFM Managers, Inc. which is wholly-owned by Thomas F. Marsico.

    PEACHTREE ASSET MANAGEMENT is a division of SSB Citi Fund Management LLC. SSB Citi Fund Management LLC is 100% owned by Salomon Smith Barney Holdings, Inc. which is a wholly owned subsidiary of Citigroup Inc.

    SANFORD C. BERNSTEIN & CO., INC. is controlled by its Board of Directors. The Board consists of Lewis A. Sanders, Roger Hertog, Andrew S. Adelson, Kevin
R. Brine, Charles C. Cahn, Jr., Marilyn G. Fedak, Arthur W. Fried, Michael L. Goldstein, Thomas S. Hexner, Jerry M. Lieberman, Marc O. Mayer, Jean M. Reid and Francis H. Trainer, Jr.

    STRONG CAPITAL MANAGEMENT, INC. is a corporation controlled by Richard S. Strong.

    SUFFOLK CAPITAL MANAGEMENT, INC. is a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

    TURNER INVESTMENT PARTNERS INC. is a corporation controlled by Robert E. Turner.

    WESTPEAK INVESTMENT ADVISORS, LP is a wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), which also owned, as of January 31, 1999, approximately 48% of the limited partnership interests in Nvest Companies. Nvest Companies' advising general partner, Nvest, L.P., is a publicly-traded company listed on the New York Stock Exchange.

                               SPECIAL GROWTH FUND

    CAPITALWORKS INVESTMENT PARTNERS, LLC is a liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia.

    DELPHI MANAGEMENT, INC. is 100% owned by Scott Black.

    FIDUCIARY INTERNATIONAL, INC. is an indirect wholly-owned subsidiary of Fiduciary Trust Company International, a New York state chartered bank.

    GLOBEFLEX CAPITAL, L.P. is a California limited partnership. Its general partners are Robert J. Anslow, Jr. and Marina L. Marrelli.

    JACOBS LEVY EQUITY MANAGEMENT, INC. See:  Diversified Equity Fund.

    SIRACH CAPITAL MANAGEMENT, INC. is a wholly-owned subsidiary of United Asset Management Company, a publicly traded corporation.

    WESTPEAK INVESTMENT ADVISORS, L.P. See: Diversified Equity Fund.

                               EQUITY INCOME FUND

    BARCLAYS GLOBAL FUND ADVISORS, See:  Diversified Equity Fund.

    EQUINOX CAPITAL MANAGEMENT, INC. See: Diversified Equity Fund.

    WESTPEAK INVESTMENT ADVISORS, L.P. See: Diversified Equity Fund.

                            QUANTITATIVE EQUITY FUND

    BARCLAYS GLOBAL FUND ADVISORS. See: Diversified Equity Fund.

    FRANKLIN PORTFOLIO ASSOCIATES LLC is a Massachusetts limited liability company owned by Mellon Financial Corporation.

    J.P. MORGAN INVESTMENT MANAGEMENT, INC. is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

    JACOBS LEVY EQUITY MANAGEMENT, INC. See: Diversified Equity Fund.

                          INTERNATIONAL SECURITIES FUND

    DELAWARE INTERNATIONAL ADVISERS LIMITED is an indirect, wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company.

    FIDELITY MANAGEMENT TRUST COMPANY is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

    J.P. MORGAN INVESTMENT MANAGEMENT, INC. See: Quantitative Equity Fund.

    MASTHOLM ASSET MANAGEMENT, LLC is a Washington limited liability company that is controlled by the following members: Douglas R. Allen, Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theordore J. Tyson.

    MONTGOMERY ASSET MANAGEMENT LLC is a Delaware limited liability company with majority ownership held by Commerzbank AG, a foreign banking organization.

    OECHSLE INTERNATIONAL ADVISORS is a Delaware limited liability company that is controlled by its member manager, Oechsle Group, LLC, a Delaware limited liability company. Oechsle Group, LLC is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, L. Sean Roche and Warren R. Walker.

    SANFORD C. BERNSTEIN & CO., INC. See: Diversified Equity Fund.

    THE BOSTON COMPANY ASSET MANAGEMENT, LLC is a wholly owned, indirect subsidiary of Mellon Financial Corporation, a publicly held corporation.

                              DIVERSIFIED BOND FUND

    LINCOLN CAPITAL MANAGEMENT COMPANY is over 50% owned by John Cole, Dave Fowler, Jay Freedman, Parker Hall, Peter Knez, Kenneth Meyer and Alan Sebulsky.

    PACIFIC INVESTMENT MANAGEMENT COMPANY ("PIMCO") is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"). The general partners of PIMCO Advisors are PIMCO Partners, G.P. and PIMCO Advisors Holdings L.P. ("PAH"). PIMCO Partners, G.P. is a general partnership between PIMCO Holding LLC, a Delaware limited liability company and indirect wholly-owned subsidiary of Pacific Life Insurance Company, and PIMCO Partners LLC, a California limited liability company controlled by the current PIMCO Managing Directors and two former Managing Directors of PIMCO. PIMCO Partners, G.P. is the sole general partner of PAH. It is expected that on or about May 5, 2000, Allianz of America, Inc., ("A of A") will acquire (the "Acquisition") majority ownership of PIMCO Advisors and its subsidiaries, including PIMCO. After the closing of the Acquisition, A of A will own approximately 70% of the outstanding partnership interests in PIMCO Advisors. Pacific Life Insurance Company will retain its approximately 30% interest in an indirect general partner of PIMCO Advisors. In connection with the Acquisition, A of A will enter into a put/call arrangement for the possible disposition of Pacific Life Insurance Company's indirect interest in PIMCO Advisors.

    STANDISH, AYER & WOOD, INC. is organized as a Sub-chapter S Corporation and is 100% owned by its twenty-five directors, with no director having more than 25% ownership.

                             MULTISTRATEGY BOND FUND

    LAZARD ASSET MANAGEMENT is a division of Lazard Freres & Co. LLC (LF&Co) a broker/dealer which is a New York limited liability company.

      MILLER, ANDERSON & SHERRERD, LLP ("MAS") is a Pennsylvania limited liability partnership. MAS is wholly-owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., and is a division of Morgan Stanley Dean Witter Investment Management.

    PACIFIC INVESTMENT MANAGEMENT COMPANY. See: Diversified Bond Fund.

    STANDISH, AYER & WOOD, INC. See: Diversified Bond Fund.

                           REAL ESTATE SECURITIES FUND

    AEW CAPITAL MANAGEMENT, L.P. is a wholly-owned affiliate of Nvest
Companies, L.P. ("Nvest"). Nvest is a publicly held limited partnership. Metropolitan Life Insurance Company owns approximately 48% of Nvest. AEW Capital Management, Inc., a wholly-owned subsidiary of Nvest Holdings, Inc., is the general partner, and Nvest is the sole limited partner of AEW Capital Management, L.P.

    COHEN & STEERS CAPITAL MANAGEMENT is a corporation whose two principals, Robert H. Steers and Martin Cohen, control the corporation within the meaning of the 1940 Act.

    SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP INCORPORATED is an indirect, wholly-owned subsidiary of Security Capital, a publicly traded corporation.

                              EMERGING MARKETS FUND

    FOREIGN & COLONIAL EMERGING MARKETS LIMITED is a wholly-owned subsidiary of Hypo Foreign & Colonial Management (Holding) Limited ("HFCM"), the holding company of the Foreign & Colonial Group of Fund managers. HFCM is controlled by Bayerische Hypo-und Vereinsbank AG, the second largest commercial bank in Germany.

    GENESIS ASSET MANAGERS LIMITED is a limited liability company organized under the laws of the state of Guernsey, the Channel Islands. Genesis Asset Managers Limited is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International

Limited, is controlled 55% by management and associated interests, and the balance held by outside shareholders, with the largest single holding being 15%.

    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT is a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, Inc., a California corporation controlled by Arthur
E. Nicholas.

    SANFORD C. BERNSTEIN & CO. INC. See: Diversified Equity Fund.

    SCHRODERS INVESTMENT MANAGEMENT NORTH AMERICA LIMITED is 100% owned by Schroders plc, which is publicly traded on the London Stock Exchange.

                           TAX-MANAGED LARGE CAP FUND

    J.P. MORGAN INVESTMENT MANAGEMENT INC. See: Quantitative Equity Fund.

                           TAX-MANAGED SMALL CAP FUND

    GEEWAX, TERKER & COMPANY is a general partnership with its general partners, John J. Geewax and Bruce E Terker, each owning 50% of the firm.

                              TAX EXEMPT BOND FUND

    MFS INSTITUTIONAL ADVISORS, INC. is an indirect subsidiary of and is controlled by Sun Life Assurance Company of Canada (US), a mutual insurance company.

    STANDISH, AYER & WOOD, INC. See: Diversified Bond Fund.

                              SHORT TERM BOND FUND

    BLACKROCK FINANCIAL MANAGEMENT operates as a partially owned independent subsidiary of the PNC Bank. On October 1, 1999 the firm completed an initial public offering ("IPO") of its common stock. Currently, 14% of BlackRock stock is publicly held, PNC Bank owns approximately 70%, and BlackRock's employees own 16%.

    STANDISH, AYER & WOOD, INC. See: Diversified Bond Fund.

    STW FIXED INCOME MANAGEMENT LTD. is a Bermuda exempted company. William H. Williams III is the sole shareholder.

                                MONEY MARKET FUND

    FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY is wholly-owned by Frank
Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company.

                         US GOVERNMENT MONEY MARKET FUND

    FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY. See: Money Market Fund.

                           TAX FREE MONEY MARKET FUND

    WEISS, PECK & GREER, L.L.C. is a wholly-owned subsidiary of Robeco Groep
N.V.

                                  EQUITY I FUND

    ALLIANCE CAPITAL MANAGEMENT L.P.  See: Diversified Equity Fund.

    BARCLAYS GLOBAL FUND ADVISORS. See: Diversified Equity Fund.

    EQUINOX CAPITAL MANAGEMENT, INC. See: Diversified Equity Fund.

    JACOBS LEVY EQUITY MANAGEMENT INC. See: Diversified Equity Fund.

    MARSICO CAPITAL MANAGEMENT, LLC. See: Diversified Equity Fund

    PEACHTREE ASSET MANAGEMENT. See: Diversified Equity Fund.

    SANFORD C. BERNSTEIN & CO., INC. See: Diversified Equity Fund.

    STRONG CAPITAL MANAGEMENT, INC. See: Diversified Equity Fund.

    SUFFOLK CAPITAL MANAGEMENT, INC. See: Diversified Equity Fund.

    TURNER INVESTMENT PARTNERS INC. See: Diversified Equity Fund.

    WESTPEAK INVESTMENT ADVISORS, L.P. See: Diversified Equity Fund.

                               EQUITY II FUND

    CAPITALWORKS INVESTMENT PARTNERS, LLC. See: Special Growth Fund.

    DELPHI MANAGEMENT, INC. See: Special Growth Fund.

    FIDUCIARY INTERNATIONAL, INC. See: Special Growth Fund.

    GLOBEFLEX CAPITAL, L.P. See: Special Growth Fund.

    JACOBS LEVY EQUITY MANAGEMENT INC. See: Diversified Equity Fund.

    SIRACH CAPITAL MANAGEMENT, INC. See: Special Growth Fund.

    WESTPEAK INVESTMENT ADVISORS, L.P. See: Diversified Equity Fund.

                               EQUITY III FUND

    BARCLAYS GLOBAL FUND ADVISORS.  See: Diversified Equity Fund.

    EQUINOX CAPITAL MANAGEMENT, INC. See: Diversified Equity Fund.

    WESTPEAK INVESTMENT ADVISORS, L.P.  See: Diversified Equity Fund.

                                EQUITY Q FUND

    BARCLAYS GLOBAL FUND ADVISORS. See: Diversified Equity Fund.

    FRANKLIN PORTFOLIO ASSOCIATES LLC. See: Quantitative Equity Fund.

    J.P. MORGAN INVESTMENT MANAGEMENT, INC. See: Quantitative Equity Fund.

    JACOBS LEVY EQUITY MANAGEMENT INC. See: Diversified Equity Fund.

                               INTERNATIONAL FUND

    DELAWARE INTERNATIONAL ADVISERS LIMITED. See: International Securities Fund.

    FIDELITY MANAGEMENT TRUST COMPANY. See: International Securities Fund.

    J.P. MORGAN INVESTMENT MANAGEMENT, INC. See: Quantitative Equity Fund.

    MASTHOLM ASSET MANAGEMENT, LLC. See: International Securities Fund.

    MONTGOMERY ASSET MANAGEMENT, LLC. See: International Securities Fund.

    OECHSLE INTERNATIONAL ADVISORS, LLC. See: International Securities Fund.

    SANFORD C. BERNSTEIN & CO., INC. See:  Diversified Equity Fund

    THE BOSTON COMPANY ASSET MANAGEMENT, INC.See: International Securities Fund.

                             FIXED INCOME I FUND

    LINCOLN CAPITAL MANAGEMENT COMPANY. See: Diversified Bond Fund.

    PACIFIC INVESTMENT MANAGEMENT COMPANY. See: Diversified Bond Fund.

    STANDISH, AYER & WOOD, INC. See: Diversified Bond Fund.

                            FIXED INCOME III FUND

    LAZARD ASSET MANAGEMENT. See: Multistrategy Bond Fund.

    MILLER, ANDERSON & SHERRERD, LLP. See: Multistrategy Bond Fund.

    PACIFIC INVESTMENT MANAGEMENT COMPANY. See: Diversified Bond Fund.

    STANDISH, AYER & WOOD, INC. See: Diversified Bond Fund.

                           RATINGS OF DEBT INSTRUMENTS


CORPORATE AND MUNICIPAL BOND RATINGS.

     MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

         Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier I indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     STANDARD & POOR'S RATINGS GROUP ("S&P"):

         AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

         BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         BB rating category is also used for debt subordinated to senior debt that is assigned an actual implied BBB- rating.

         B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC -- Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating has been used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

         C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

         D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the appropriate category.

         Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

     MOODY'S:

         Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk.

         Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

     Symbols used are as follows:

          MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

          MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

     S&P:

          A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

               -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

               -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

               SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

          SP-2--Satisfactory capacity to pay principal and interest.

               S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

              The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating, addresses only the demand feature. The long-term debt rating symbols are used to denote the put option (for example, "AAA/A-I+") or if the nominal maturity is short, a rating of "SP- I+/AAA" is assigned.

COMMERCIAL PAPER RATINGS.

     MOODY'S:

     Commercial paper rated Prime by Moody's is based upon its evaluation of many factors, including: (1) management of the issuer; (2) the issuer's industry or industries and the speculative-type risks which may be inherent in certain areas; (3) the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issue; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in these factors determine whether the issuer's commercial paper is rated Prime-1, Prime-2, or Prime-3.

     Prime-1 - indicates a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed;
     (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternative liquidity.

     Prime-2 - indicates a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     S&P:

     Commercial paper rated A by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2, or A-3.

     A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

     A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

     DUFF & PHELPS, INC.:

     Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers' acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

     Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional 'I' category. The majority of short-term debt issuers carries the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of 'I +' (one plus) and 'I (one minus) to assist investors in recognizing those differences.

     Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free US Treasury short- term obligations.

     Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     Duff 2--High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     Good Grade

     Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     Satisfactory Grade

     Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     Non-Investment Grade

     Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     Default

     Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

     IBCA, INC.:

     In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

     IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

     Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While this confidential data cannot be disclosed in reports, it is taken into account when assigning ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

     IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

     A1+ -- Obligations supported by the highest capacity for timely repayment.

     A1 -- Obligations supported by a very strong capacity for timely repayment.

     A2 -- Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     B1 -- Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

     B2 -- Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C1 -- Obligations for which there is an inadequate capacity to ensure timely repayment.

     D1 -- Obligations which have a high risk of default or which are currently in default.

     FITCH INVESTORS SERVICE, INC. ("FITCH"):

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     Fitch short-term ratings are as follows:

     F-1+ -- Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 -- Very strong credit quality. Issues assigned this rating, reflect an assurance of timely payment only slightly less in degree than issues rated F- I+.

     F-2 -- Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned 'F- 1 +' and 'F- 1' ratings.

     F-3 -- Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

     F-5 -- Weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

     D -- Default. Issues assigned this rating are in actual or imminent payment default.

THOMSON BANKWATCH ("TBW") SHORT-TERM RATINGS:

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

These ratings are derived exclusively from a quantitative analysis of publicly available information. Qualitative judgments have not been incorporated. The ratings are intended to be applicable to all operating entities of an organization but there may be in some cases more credit liquidity and/or risk in one segment of the business than another.

The TBW short-term rating applies only to unsecured instruments that have a maturity of one year or less, and reflects the likelihood of an untimely payment of principal or interest.

TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-l."

TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                              FINANCIAL STATEMENTS

The 1999 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in FRIC's Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement and are incorporated herein by reference.

                                    GLOSSARY

     BANK INSTRUMENTS -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank demonimated is US dollars and held in the United States.

     BRADY BONDS -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

     BOARD -- The Board of Trustees of FRIC.

     CASH RESERVES -- The Funds, other than the Money Market Funds, are authorized to invest its cash reserves (i.e., funds awaiting investment in the specific types of securities to be acquired by a Fund) in money market instruments and in debt securities of comparable quality to the Fund's permitted investments. As an alternative to a Fund directly investing in money market instruments, the Funds and their money managers may elect to invest the Fund's cash reserves in FRIC's Money Market Fund. To prevent duplication of fees, FRIMCo waives its management fee on that portion of a Fund's assets invested in FRIC's Money Market Fund.

     CODE -- Internal Revenue Code of 1986, as amended.

     CONVERTIBLE SECURITY -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

     COVERED CALL OPTION -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

     CUSTODIAN -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.

     DEPOSITORY RECEIPTS -- These include American Depository Receipts ("ADRs"), European Depository Receipts, Global Depository Receipts, and other similar securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in US securities markets.

     DERIVATIVES -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

     DISTRIBUTOR -- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with FRIC.

     EQUITY DERIVATIVE SECURITIES -- These include, among other instruments, options on equity securities, warrants and futures contracts on equity securities.

     FINANCIAL INTERMEDIARY -- A bank trust department, registered investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

     FNMA -- Federal National Mortgage Association.

     FORWARD COMMITMENTS -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent


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

with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

     FORWARD CURRENCY CONTRACTS -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

     FRIC -- Frank Russell Investment Company, an open-end management investment company which is registered with the SEC.

     FRIMCO -- Frank Russell Investment Management Company, FRIC's investment adviser, administrator and transfer and dividend paying agent.

     FUNDS-- The 23 investment series of FRIC described in this Statement. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

     FUTURES AND OPTIONS ON FUTURES -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

     GNMA -- Government National Mortgage Association

     ILLIQUID SECURITIES -- The Funds, other than the Money Market Funds, will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. In the case of the Money Market Funds, this restriction is 10% of each Fund's net assets. No Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

     INSTITUTIONAL FUNDS -- Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds, each a Fund of FRIC.

     INVESTMENT GRADE -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

     LENDING PORTFOLIO SECURITIES -- Each Fund, other than each Money Market Fund, may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

     LIQUIDITY PORTFOLIO -- FRIMCo will manage or will select a money manager to exercise investment discretion for approximately 5%-15% of Diversified Equity, Equity Income, Quantitative Equity, International Securities, Real Estate Securities, Emerging Markets, Special Growth, Tax-Managed Large Cap, Equity I, Equity II, Equity III, Equity Q and International Funds' assets assigned to a Liquidity portfolio. The Liquidity portfolio will be used to temporarily create an equity exposure for cash balances until those balances are invested in securities or used for Fund transactions.

     MONEY MARKET FUNDS-- Money Market, US Government Money Market and Tax-Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

     MOODY'S -- Moody's Investors Service, Inc., an NRSRO

     MUNICIPAL OBLIGATIONS -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

     NET ASSET VALUE (NAV)-- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

     NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's

     NYSE -- New York Stock Exchange

     OPTIONS ON SECURITIES, SECURITIES INDEXES AND CURRENCIES -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations.

     PFIC-- A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

     PRIME RATE -- The interest rate charged by leading US banks on loans to their most creditworthy customers

     REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% (10%, in the case of each Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

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

     REVERSE REPURCHASE AGREEMENTS -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

     RUSSELL 1000-Registered Trademark- INDEX. The Russell 1000 Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depository Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000-Registered Trademark- Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

     RUSSELL -- Frank Russell Company, consultant to FRIC and to the Funds

     S&P -- Standard & Poor's Ratings Group, an NRSRO

     S&P 500 -- Standard & Poor's 500 Composite Price Index

     SEC -- US Securities and Exchange Commission

     SHARES-- The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund

     STATEMENT -- FRIC's Statement of Additional Information

     TRANSFER AGENT -- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent

     US -- United States

     US GOVERNMENT OBLIGATIONS -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

     VARIABLE RATE OBLIGATION-- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

     WARRANTS -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

     1940 ACT-- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

     1933 ACT -- The Securities Act of 1933, as amended.

                                                FRANK RUSSELL INVESTMENT COMPANY

File No. 2-71299 and 811-3153
                                             1933 Act Post-Effective
                                             Amendment. No. 46
                                             1940 Act Amendment No. 46

                                     PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS

(a)   1.1    Master Trust Agreement (incorporated by reference to
               Item 24(b)(1)(a) filed under Post- Effective Amendment No.
               32)

      1.2    Amendment No. 1 to Master Trust Agreement dated
               November 29, 1984 (incorporated by reference to
               Item 24(b)(1)(b) filed under Post-Effective Amendment No.
               32)

      1.3    Amendment No. 2 to Master Trust Agreement dated May 29, 1985
               (incorporated by reference to Item 24(b)(1)(c) filed under Post-Effective Amendment No. 32)

      1.4    Amendment No. 3 to Master Trust Agreement dated January 26,
               1987 (incorporated by reference to
               Item 24(b)(1)(d) filed under Post-Effective Amendment No.
               32)

      1.5    Amendment No. 4 to Master Trust Agreement dated
               February 23, 1989 (incorporated by reference to
               Item 24(b)(1)(e) filed under Post-Effective Amendment No.
               32)

      1.6    Amendment No. 5 to Master Trust Agreement dated May 11, 1992
               (incorporated by reference to Item 24(b)(1)(f) filed under Post-Effective Amendment No. 32)

      1.7    Amendment No. 6 to Master Trust Agreement dated March 19,
               1996 (incorporated by reference to
               Item 24(b)(1)(g) filed under Post-Effective Amendment No.
               32)

      1.8    Amendment No. 7 to Master Trust Agreement dated April 22,
               1996 (incorporated by reference to
               Item 24(b)(1)(h) filed under Post-Effective Amendment No.
               33)

      1.9    Amendment No. 8 to Master Trust Agreement dated November 4,
               1996 (incorporated by reference to
               Item 24(b)(1)(i) filed under Post-Effective Amendment No.
               36)

      1.10   Amendment No. 9 to Master Trust Agreement dated April 27,
               1998 (incorporated by reference to Item 24(b)(1)(j) filed under Post-Effective Amendment No. 40)

      1.11   Amendment No. 10 to Master Trust Agreement dated April 27,
               1998 (incorporated by reference to Item 24(b)(1)(k) filed under Post-Effective Amendment No. 40)

      1.12   Amendment No. 11 to Master Trust Agreement dated June 3,
               1998 (incorporated by reference to Item 24(b)(1)(l) filed under Post-Effective Amendment No. 40)

      1.13   Amendment No. 12 to Master Trust Agreement dated October 5,
               1998 (incorporated by reference to Item 24(b)(1)(m) filed under Post-Effective Amendment No. 41)

      1.14   Amendment No. 13 to Master Trust Agreement dated
               November 9, 1998 (incorporated by reference to
               Item 24(b)(1)(n) filed under Post-Effective Amendment No.
               41)

      1.15   Amendment No. 14 to Master Trust Agreement dated April 26,
               1999 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 44)

      1.16   Amendment No. 15 to Master Trust Agreement dated June 28,
               1999 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 44)

      1.17   Amendment No. 16 to Master Trust Agreement dated August 9,
               1999 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 44)

      1.18   Amendment No. 17 to Master Trust Agreement dated August 9,
               1999 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 44)

      1.19   Amendment No. 18 to Master Trust Agreement dated August 9,
               1999

      1.20   Amendment No. 19 to Master Trust Agreement dated August 9,
               1999

(b)   1.1    Bylaws dated August 8, 1984 (incorporated by reference to
               Item 24(b)(2) filed under Post-Effective Amendment No. 38)

(c)   1.1    Form of Shares of Beneficial Interest for the Equity I,
               Equity II, Equity III, Fixed Income I, Fixed Income II,
               International and Money Market Funds (incorporated by
               reference to Item 24(b)(4)(a) filed under Post-Effective
               Amendment No. 39)

      1.2    Form of Shares of Beneficial Interest for the Diversified
               Equity, Special Growth, Equity Income, Diversified Bond,
               Volatility Constrained Bond, International Securities,
               Limited Volatility Tax Free and U.S. Government Money
               Market Funds (incorporated by reference to
               Item 24(b)(4)(b) filed under Post-Effective Amendment No.
               39)

      1.3    Form of Shares of Beneficial Interest for the Quantitative
               Equity, Equity Q and Tax Free Money Market Funds
               (incorporated by reference to Item 24(b)(4)(c) filed under Post-Effective Amendment No. 39)

      1.4    Form of Shares of Beneficial Interest for the Real Estate
               Securities Fund (incorporated by reference to
               Item 24(b)(4)(d) filed under Post-Effective Amendment No.
               39)

(d)   1.1    Advisory Agreement with Frank Russell Investment Management
               Company dated January 1, 1999 (incorporated by reference
               to Item 23(4)(a)(1) filed under Post-Effective Amendment
               No. 42)

      1.2    Form of Letter Agreement adding Tax-Managed Equity
               Aggressive Strategy (later renamed Tax-Managed Global
               Equity), Tax-Managed Aggressive Strategy, Tax-Managed
               Moderate Strategy, Tax-Managed Conservative Strategy and
               Tax-Managed Small Cap Funds to the Advisory Agreement
               (incorporated by reference to Item 23(4)(a)(2) filed under Post-Effective Amendment No. 44)

      2.1    Service Agreement with Frank Russell Company and Frank
               Russell Investment Management Company dated May 1, 1987
               (incorporated by reference to Item 24(b)(5)(b)(1) filed under Post-Effective Amendment No. 38)

      2.2    Letter Agreement with Frank Russell Company and Frank
               Russell Investment Management Company dated May 1, 1989 adding Real Estate Securities Fund to the Service
               Agreement (incorporated by reference to
               Item 24(b)(5)(b)(2) filed under Post-Effective Amendment
               No. 38)

      2.3    Amendment No. 1 to Service Agreement dated July 1, 1992 with
               Frank Russell Company and Frank Russell Investment
               Management Company changing services and fees
               (incorporated by reference to Item 24(b)(5)(b)(3) filed under Post-Effective Amendment No. 38)

      2.4    Letter Agreement dated August 24, 1992 adding Fixed Income
               III, Multistrategy Bond and Emerging Markets Funds to the
               Service Agreement (incorporated by reference to Item 24(b)(5)(b)(4) filed under Post-Effective Amendment
               No. 38)

      2.5 Amendment No. 2 to the Service Agreement dated August 1995 with Frank Russell Company and Frank Russell Investment
               Management Company (incorporated by reference to Item 24(b)(5)(b)(5) filed under Post-Effective Amendment
               No. 32)

      2.6 Letter Agreement dated March 14, 1996 with State Street Bank and Trust Company for development of a Tax Accounting
               System (incorporated by reference to
               Item 24(b)(5)(b)(7) filed under Post-Effective Amendment
               No. 32)

      3.1 Yield Calculation Services Agreement dated August 2, 1988 with State Street Bank and Trust Company

      3.2 Letter Agreement to the Yield Calculation Services Agreement dated May 1, 1989 adding the Real Estate Securities Fund

      3.3 Letter Agreement to the Yield Calculation Services Agreement dated August 24, 1992 adding the Fixed Income III and
               Multistrategy Bond Funds

      3.4 Letter Agreement to the Yield Calculation Services Agreement dated April 12, 1996 adding the Equity T Fund (later renamed the Tax-Managed Large Cap Fund) (incorporated by reference to Item 24(b)(5)(b)(6) filed under Post-Efective
               Amendment No. 32)

      3.5 Letter Agreement to the Yield Calculation Services Agreement dated January 28, 1997 adding Aggressive Strategy,
               Balanced Strategy, Moderate Strategy, Conservative
               Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(5)(b)(8) filed under Post-Effective Amendment No. 36)

      3.6    Letter Agreement to the Yield Calculation Services Agreement
               dated January 26, 1999 redesignating Class C Shares as
               Class E Shares and the existing shares of Institutional
               Funds to Class I Shares (incorporated by reference to
               Item 23(4)(b)(9) filed under Post-Effective Amendment No.
               42)

      3.7 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Premier Adviser
               Class Shares as Premier Class Shares and Premier
               Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(4)(b)(10) filed under Post-Effective Amendment No. 42)

      3.8    Form of Letter Agreement to the Yield Calculation Services
               Agreement adding Tax-Managed Equity Aggressive Strategy
               (later renamed Tax-Managed Global Equity), Tax-Managed
               Aggressive Strategy, Tax-Managed Moderate Strategy,
               Tax-Managed Conservative Strategy and Tax-Managed Small
               Cap Funds (incorporated by reference to Item 23(4)(b)(11)
               filed under Post-Effective Amendment No. 44)

      4.1    Form of Portfolio Management Contract, as amended, with
               Money Managers and Frank Russell Investment Management
               Company (incorporated by reference to
               Item 23(4)(c)(3) filed under Post-Effective Amendment No.
               44)

      5.1    Administrative Agreement with Frank Russell Investment
               Management Company dated January 1, 1999 (incorporated by reference to Item 23(4)(d)(1) filed under Post-Effective
               Amendment No. 42)

      5.2 Form of Letter Agreement to the Administrative Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive
               Strategy, Tax-Managed Moderate Strategy, Tax-Managed
               Conservative Strategy and Tax-Managed Small Cap Funds.
               (incorporated by reference to Item 23(4)(d)(2) filed under Post-Effective Amendment No. 44)

(e)   1.1    Distribution Agreement with Russell Fund Distributors, Inc.
               dated January 1, 1999 due to change in control
               (incorporated by reference to Item 23(5)(a)(16) filed
               under Post-Effective Amendment No. 42)

      1.2    Letter Agreement to the Distribution Agreement with Russell
               Fund Distributors adding Class C Shares of Short Term Bond
               Fund and Class C and E Shares of Tax Exempt Bond Fund
               (incorporated by reference to Post-Effective Amendment No.
               42)

      1.3    Form of Letter Agreement adding Tax-Managed Equity
               Aggressive Strategy (later renamed Tax-Managed Global
               Equity), Tax-Managed Aggressive Strategy, Tax-Managed
               Moderate Strategy, Tax-Managed Conservative Strategy and
               Tax-Managed Small Cap Funds to the Distribution Agreement.
               (incorporated by reference to Item 23(5)(a)(8) filed under Post-Effective Amendment No. 44)

(f)   1.1    Bonus or Profit Sharing Plans (none)

(g)   1.1    Custodian Contract with State Street Bank and Trust Company dated October 31, 1988 (incorporated by reference to
               Item 24(b)(8)(a) filed under Post-Effective Amendment No.
               38)

      1.2    Letter Agreement dated May 1, 1989 adding Real Estate
               Securities Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(b) filed under Post-Effective
               Amendment No. 38)

      1.3    Letter Agreement dated August 24, 1992 adding Fixed Income
               III and Multistrategy Bond Funds to the Custodian Contract
               (incorporated by reference to Item 24(b)(8)(c) filed under Post-Effective Amendment No. 38)

      1.4    Letter Agreement dated October 27, 1992 adding Emerging
               Markets Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(d) filed under Post-Effective
               Amendment No. 38)

      1.5    Amendment No. 1 to Custodian Contract dated January 31, 1994 with State Street Bank and Trust Company amending Section
               3.5 of the Agreement (incorporated by reference to
               Item 24(b)(8)(e) filed under Post-Effective Amendment No.
               38)

      1.6    Form of Amendment to Custodian Contract with State Street
               Bank and Trust Company amending Sections 2.2 and 2.7 of
               the Agreement (incorporated by reference to
               Item 24(b)(8)(f) filed under Post-Effective Amendment No.
               38)

      1.7    Amendment dated October 31, 1998 to the Custodian Contract with State Street Bank amending Section 2.7 of the
               Agreement (incorporated by reference to
               Item 24(b)(8)(g) filed under Post-Effective Amendment No.
               38)

      1.8    Amendment to the Fee Schedule of the Custodian Contract with
               State Street Bank and Trust Company (incorporated by reference to Item 24(b)(8)(h) filed under Post-Effective
               Amendment No. 38)

      1.9    Amendment to the Custodian Contract dated August 11, 1995
               with State Street Bank and Trust Company for addition of
               Omnibus accounts (incorporated by reference to
               Item 24(b)(8)(i) filed under Post-Effective Amendment No.
               32)

      1.10   Amendment to the Custodian Contract dated April 18, 1994
               with State Street Bank and Trust Company amending Section
               7 of the Fee Schedule for all Funds except the Emerging
               Markets Fund (incorporated by reference to
               Item 24(b)(8)(j) filed under Post-Effective Amendment No.
               32)

      1.11 Amendment to the Custodian Contract dated August 7, 1995 with State Street Bank and Trust Company amending Section
               7 of the Fee Schedule for the Emerging Markets Fund
               (incorporated by reference to Item 24(b)(8)(k) filed under Post-Effective Amendment No. 32)

      1.12 Amendment to the Custodian Contract dated April 12, 1996 with State Street Bank and Trust Company adding Equity T
               Fund (later renamed Tax-Managed Large Cap Fund)
               (incorporated by reference to Item 24(b)(8)(l) filed under Post-Effective Amendment No. 32)

      1.13 Amendment to the Custodian Contract dated January 28, 1997 with State Street Bank and Trust Company adding Aggressive
               Strategy, Balanced Strategy, Moderate Strategy,
               Conservative Strategy and Equity Balanced Strategy Funds
               (incorporated by reference to Item 24(b)(8)(m) filed under Post-Effective Amendment No. 36)

      1.14   Form of Amendment to the Custodian Contract with State
               Street Bank and Trust Company adding Tax-Managed Equity
               Aggressive Strategy (later renamed Tax-Managed Global
               Equity), Tax-Managed Aggressive Strategy, Tax-Managed
               Moderate Strategy, Tax-Managed Conservative Strategy and
               Tax-Managed Small Cap Funds to the Custodian Agreement
               (incorporated by reference to Item 23(7)(n) filed under Post-Effective Amendment No. 44)

(h)   1.1    Transfer and Dividend Disbursing Agency Agreement dated
               April 1, 1988 with Frank Russell Investment Management
               Company (incorporated by reference to
               Item 24(b)(9)(a)(1) filed under Post-Effective Amendment
               No. 38)

      1.2 Letter Agreement and Amended Schedule A dated May 1, 1989 adding Real Estate Securities Fund to the Transfer and
               Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(2) filed under Post-Effective Amendment No. 38)

      1.3    Letter Agreement and Amended Schedule A dated August 24,
               1992 adding Fixed Income III, Multistrategy Bond and
               Emerging Markets Funds to the Transfer and Dividend
               Disbursing Agency Agreement (incorporated by reference to
               Item 24(b)(9)(a)(3) filed under Post-Effective Amendment
               No. 38)

      1.4    Letter Agreement and Amended Schedule A dated August 11,
               1995 adding omnibus accounts to the Transfer Agency and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(4) filed under Post-Effective Amendment No. 32)

      1.5    Letter Agreement dated April 10, 1996 adding Equity T Fund
               (later renamed Tax-Managed Large Cap Fund) to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(5) filed under Post-Effective Amendment No. 32)

      1.6    Letter Agreement and Amended Schedule A dated November 5,
               1996 adding Aggressive Strategy, Balanced Strategy,
               Moderate Strategy, Conservative Strategy and Equity
               Balanced Strategy Funds to the Transfer and Dividend
               Disbursing Agency Agreement (incorporated by reference to
               Item 24(b)(9)(a)(6) filed under Post-Effective
               Amendment No. 36)

      1.7 Form of Letter Agreement and Amended Schedule to Transfer and Dividend Disbursing Agreement redesignating Class C
               Shares as Class E Shares and the existing shares of the Institutional Funds as Class I Shares (incorporated by reference to Item 23(8)(a)(7) filed under Post-Effective
               Amendment No. 42)

      1.8    Letter Agreement to Transfer and Dividend Disbursing
               Agreement dated December 1, 1998 redesignating Premier
               Adviser Class Shares as Premier Class Shares and Premier
               Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(5)(a)(7) filed under Post-Effective Amendment No. 42)

      1.9    Form of Letter Agreement to Transfer and Dividend Disbursing
               Agency Agreement for reimbursement for lost shareholder
               search expenses (incorporated by reference to
               Item 23(8)(a)(9) filed under Post-Effective Amendment No.
               43)

      1.10   Form of Letter Agreement adding Tax-Managed Equity
               Aggressive Strategy (later renamed Tax-Managed Global
               Equity), Tax-Managed Aggressive Strategy, Tax-Managed
               Moderate Strategy, Tax-Managed Conservative Strategy and
               Tax-Managed Small Cap Funds to Transfer and Dividend
               Disbursing Agency Agreement (incorporated by reference to
               Item 23(8)(a)(10) filed under Post-Effective Amendment No.
               44)

      1.11 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing
               Agency Agreement

      2.1    General forms of Frank Russell Investment Management
               Company's Asset Management Services Agreements with Bank
               Trust Departments and with other clients (incorporated by reference to Item 24(b)(9)(b) filed under Post-Effective
               Amendment No. 38)

      2.2    General forms of Frank Russell Investment Management
               Company's Asset Management Services Agreement with its clients (incorporated by reference to
               Item 24(b)(9)(c) filed under Post-Effective Amendment
               No. 38)

      2.3    General form of Frank Russell Investment Management
               Company's Asset Management Services Agreement with Private
               Investment Consulting clients of Frank Russell Company
               (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38)

      2.4    General Form of Frank Russell Investment Management Company
               Asset Management Services Agreement with non-compete
               clause customers (incorporated by reference to
               Item 24(b)(9)(f) filed under Post-Effective Amendment No.
               38)

      4.1    Letter Agreements regarding fee waivers & reimbursements

      5.1    Credit Agreement dated as of December 30, 1999 among Frank
               Russell Investment Company, Bank of America, N.A., State
               Street Bank and Trust Company and Other Banks

      6.1 Form of Revised Shareholder Servicing Plan (incorporated by reference to Item 23.8(e)(1) filed under Post-Effective
               Amendment No. 44)

(i)   1.1    Opinion and Consent of Counsel

(j)   1.1    Other Opinions - Consent of Independent Accountants

      1.2    Limited Powers of Attorney of Frank Russell Investment
               Company Trustees dated January 15, 1996 with respect to
               Amendments to the SEC Registration Statements of Frank
               Russell Investment Company (incorporated by reference to
               Item 24(b)(11)(b) filed under Post Effective Amendment No.
               38)

      1.3    Limited Powers of Attorney of additional Frank Russell
               Investment Company Trustees dated December, 1999 with respect to Amendments to the SEC Registration Statements of Frank Russell Investment Company

(k)   1.1    Financial Statements omitted from Item 22 (none)

(l)   1.1    Agreement dated October 5, 1981 related to Initial Capital provided by Frank Russell Company (incorporated by
               reference to Item 24(b)(13) filed under Post-Effective
               Amendment No. 38)

(m)   1.1    Form of revised Rule 12b-1 Distribution Financing Plan
               (incorporated by reference to Item 23.13(a) filed under
               Post-Effective Amendment No. 44)

(n)   1.1    Financial Data Schedule (none)

(o)   1.1    Form of Multiple Class Plan Pursuant to Rule 18f-3
               (incorporated by reference to Item 24.15(b) filed under
               Post-Effective Amendment No. 44)

(p)          Codes of Ethics of the following investment advisors and
               sub-advisors:

      1.1    Frank Russell Investment Management Company

      1.2    AEW Capital Management, L.P.

      1.3    Alliance Capital Management L.P.

      1.4    Barclays Global Fund Advisors N.A.

      1.5    BlackRock Financial Management

      1.6    The Boston Company Asset Management

      1.7    CapitalWorks International Partners

      1.8    Cohen & Steers

      1.9    Delaware International Advisors Limited

      1.10   Delphi Management, Inc.

      1.11   Equinox Capital Management, Inc.

      1.12   Fidelity Management Trust Company

      1.13   Fiduciary International, Inc.

      1.14   Foreign & Colonial Emerging Markets Limited

      1.15   Franklin Portfolio Associates LLC

      1.16   Geewax, Terker & Company

      1.17   Genesis Asset Managers, Ltd.

      1.18   GlobeFlex Capital, L.P.

      1.19   Jacobs Levy Equity Management, Inc.

      1.20   J.P. Morgan Investment Management, Inc.

      1.21   Lazard Asset Management

      1.22   Lincoln Capital Moanagement Company

      1.23   Marsico Capital Management, LLC

      1.24   Mastholm Asset Management, LLC

      1.25   MFS Institutional Advisors, Inc.

      1.26   Miller, Anderson & Sherrerd, LLP

      1.27   Montgomery Asset Management LLC

      1.28   Nicholas Applegate Capital Management

      1.29   Oechsle International Advisors, LLC

      1.30   Pacific Investment Management Company

      1.31   Peachtree Asset Management

      1.32   Sanford C. Bernstein & Co., Inc.

      1.33   Schroders Capital Management International Limited

      1.34   Security Capital Global Capital Management Group

      1.35   Sirach Capital Management, Inc.

      1.36   Standish, Ayer & Wood, Inc.'s

      1.37   STW Fixed Income Management Ltd.

      1.38   Strong Capital Management

      1.39   Suffolk Capital Management Ltd.

      1.40   Turner Investment Partners

      1.41   Weiss, Peck & Greer, L.L.C.

      1.42   Westpeak Investment Advisors, L.P.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    None

ITEM 25. INDEMNIFICATION

    Incorporated by reference to Item 27 filed under Post-Effective Amendment No. 6.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

    See Registrant's prospectus sections "The Purpose of the Fund--Multi-Style, Multi-Manager Diversification," "The Money Managers," "Money Manager Profiles," and "Management of the Funds," the Statement of Additional Information sections "Structure and Governance--Trustees and Officers," and "Operation of Investment Company--Consultant."

ITEM 27. PRINCIPAL UNDERWRITERS


    (a) SSgA Funds and Russell Insurance Funds


    (b) Russell Fund Distributors, Inc. is the principal underwriter of the Registrant. The directors and officers of Russell Fund Distributors, Inc., their principal business address, and positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:


NAME AND
PRINCIPAL BUSINESS ADDRESS   POSITIONS AND OFFICERS WITH REGISTRANT   POSITION AND OFFICES WITH UNDERWRITER
--------------------------   ---------------------------------------  -------------------------------------
Lynn L. Anderson             Trustee, President, Chief Executive      Director, Chairman of the Board and
                               Officer, Chairman of the Board           Chief Executive Officer

Karl J. Ege                  Secretary and General Counsel            Secretary and General Counsel

Randall P. Lert              Director of Investments                  Director

J. David Griswold            None                                     Assistant Secretary and Associate
                                                                        General Counsel

Gregory J. Lyons             Assistant Secretary                      Assistant Secretary

B. James Rohrbacher          None                                     Director of Compliance and Internal
                                                                        Audit, Chief Compliance Officer

Linda L. Gutmann             None                                     Treasurer and Controller

Carla L. Anderson            None                                     Assistant Secretary

John James                   None                                     Assistant Secretary


    (c) Inapplicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

    All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained in the following locations:

FRIC                                   FRIMCO
Frank Russell Investment Company       Frank Russell Investment
909 A Street                           Management Company
Tacoma, Washington 98402               909 A Street
                                       Tacoma, Washington 98402

SS                                     MM
State Street Bank & Trust Company      Money Manager SEE, Prospectus Section
1776 Heritage Drive JA4N               "Money Manager Profiles" for Names
North Quincy, Massachusetts 02171      and Addresses

RULE 31A-1
(a)        Records forming basis for financial statements - at
             principal offices of SS, FRIC, FRIMCo, and MM for each entity
(b)        FRIC Records:
      (1)  SS - Journals, etc.
      (2)  SS - Ledgers, etc.
      (3)  Inapplicable
      (4)  FRIC - Corporate charter, etc.
      (5)  MM - Brokerage orders
      (6)  MM - Other portfolio purchase orders
      (7)  SS - Contractual commitments
      (8)  SS and FRIC - Trial balances
      (9)  MM - Reasons for brokerage allocations
     (10)  MM - Persons authorizing purchases and sales
     (11)  FRIC and MM - Files of advisory material
     (12)  --
(c)        Inapplicable
(d)        FRIMCo - Broker-dealer records, to the extent applicable
(e)        Inapplicable
(f)        FRIMCo and MM - Investment adviser records

ITEM 29. MANAGEMENT SERVICES

    None except as described in Parts A and B.

ITEM 30. UNDERTAKINGS

    Registrant has elected to include its Management's discussion of Fund performance required under N-1A, Item 5A in its annual report. Registrant therefore undertakes to provide annual reports without charge to any recipient of a Prospectus who requests the information.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Frank Russell Investment Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) of the Securities Act of 1933 and has duly caused this Post Effective Amendment No. 46 to its Registration Statements to be signed on its behalf by the undersigned thereto duly authorized, in the City of Tacoma, and State of Washington, on this 26th day of April, 2000.



                                                       FRANK RUSSELL INVESTMENT COMPANY
                                                       Registrant

                                                       By:             /s/ LYNN L. ANDERSON
                                                            -----------------------------------------
                                                                        Lynn L. Anderson,
                                                                TRUSTEE AND CHAIRMAN OF THE BOARD



    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 26, 2000.



                     SIGNATURES                                   TITLE
                     ----------                                   -----
                /s/ LYNN L. ANDERSON
     -------------------------------------------       Trustee and Chairman of the
                  Lynn L. Anderson                       Board

                 /s/ MARK E. SWANSON                   Treasurer, in his capacity
     -------------------------------------------         as Chief Accounting
                   Mark E. Swanson                       Officer

     -------------------------------------------
                  Paul E. Anderson*                    Trustee

     -------------------------------------------
                  Paul Anton, PhD*                     Trustee

     -------------------------------------------
                 William E. Baxter*                    Trustee

     -------------------------------------------
                  Kristianne Blake*                    Trustee

     -------------------------------------------
                  Lee C. Gingrich*                     Trustee

     -------------------------------------------
                 Eleanor W. Palmer*                    Trustee

     -------------------------------------------
              Raymond P. Tennison, Jr.*                Trustee


By:                   /s/ GREGORY J. LYONS
             --------------------------------------          ASSISTANT SECRETARY
                        Gregory J. Lyons

* Original Powers of Attorney authorizing the President, the Treasurer, any Assistant Treasurer, the Secretary or any Assistant Secretary, and each of them singly to sign this Amendment on behalf of each member of the Board of Trustees of Frank Russell Investment Company which have been filed with the Securities and Exchange Commission.

                                 EXHIBIT INDEX


NAME OF EXHIBIT                                                    EXHIBIT NUMBER
---------------                                               ------------------------
Amendment No. 18 to Master Trust Agreement dated August 9,
  1999......................................................          (a)1.19

Amendment No. 20 to Master Trust Agreement dated August 9,
  1999......................................................          (a)1.20

Yield Calculation Services Agreement dated August 2, 1988
  with State Street Bank and Trust Company..................           (d)3.1

Letter Agreement to the Yield Calculation Services Agreement
  dated May 1, 1989 adding the Real Estate Securities
  Fund......................................................           (d)3.2

Letter Agreement to the Yield Calculation Services Agreement
  dated August 24, 1992 adding the Fixed Income III and
  Multistrategy Bond Funds..................................           (d)3.3

Form of Letter Agreement and Amended Schedule A with respect
  to Transfer and Dividend Disbursing Agency Agreement......          (h)1.11

Letter Agreements regarding fee waivers and
  reimburesments............................................           (h)4.1

Credit Agreement............................................           (h)5.1

Opinion and Consent of Counsel..............................           (i)1.1

Consent of Independent Accountants..........................           (j)1.1

Limited Power of Attorney...................................           (j)1.3

Frank Russell Investment Management Company Code of
  Ethics....................................................           (p)1.1

AEW Capital Management, L.P. Code of Ethics.................           (p)1.2

Alliance Capital Management L.P. Code of Ethics.............           (p)1.3

Barclays Global Fund Advisors N.A. Code of Ethics...........           (p)1.4

BlackRock Financial Management Code of Ethics...............           (p)1.5

The Boston Company Asset Management Code of Ethics..........           (p)1.6

CapitalWorks Investment Partners Code of Ethics.............           (p)1.7

Cohen & Steers Code of Ethics...............................           (p)1.8

Delaware International Advisors Limited Code of Ethics......           (p)1.9

Delphi Management, Inc. Code of Ethics......................          (p)1.10

Equinox Capital Management, Inc. Code of Ethics.............          (p)1.11

Fidelity Management Trust Company Code of Ethics............          (p)1.12

Fiduciary International, Inc. Code of Ethics................          (p)1.13

Foreign & Colonial Emerging Markets Limited Code of
  Ethics....................................................          (p)1.14

Franklin Portfolio Associates LLC Code of Ethics............          (p)1.15

Geewax, Terker & Company Code of Ethics.....................          (p)1.16

Genesis Asset Managers, Ltd. Code of Ethics.................          (p)1.17

GlobeFlex Capital, L.P. Code of Ethics......................          (p)1.18

Jacobs Levy Equity Management, Inc. Code of Ethics..........          (p)1.19

NAME OF EXHIBIT                                                    EXHIBIT NUMBER
---------------                                               ------------------------
J.P. Morgan Investment Management, Inc. Code of Ethics......          (p)1.20

Lazard Asset Management Code of Ethics......................          (p)1.21

Lincoln Capital Management Company Code of Ethics...........          (p)1.22

Marsico Capital Management, LLC Code of Ethics..............          (p)1.23

Mastholm Asset Management, LLC Code of Ethics...............          (p)1.24

MFS Institutional Advisors, Inc. Code of Ethics.............          (p)1.25

Miller, Anderson & Sherrerd, LLP Code of Ethics.............          (p)1.26

Montgomery Asset Management LLC Code of Ethics..............          (p)1.27

Nicholas Applegate Capital Management Code of Ethics........          (p)1.28

Oechsle International Advisors, LLC Code of Ethics..........          (p)1.29

Pacific Investment Management Company Code of Ethics........          (p)1.30

Peachtree Asset Management Code of Ethics...................          (p)1.31

Sanford C. Bernstein & Co., Inc. Code of Ethics.............          (p)1.32

Schroders Capital Management International Limited Code of
  Ethics....................................................          (p)1.33

Security Capital Global Capital Management Group Code of
  Ethics....................................................          (p)1.34

Sirach Capital Management, Inc. Code of Ethics..............          (p)1.35

Standish, Ayer & Wood, Inc.'s Code of Ethics................          (p)1.36

STW Fixed Income Management Ltd. Code of Ethics.............          (p)1.37

Strong Capital Management Code of Ethics....................          (p)1.38

Suffolk Capital Management Ltd. Code of Ethics..............          (p)1.39

Turner Investment Partners Code of Ethics...................          (p)1.40

Weiss, Peck & Greer, L.L.C. Code of Ethics..................          (p)1.41

Westpeak Investment Advisors, L.P. Code of Ethics...........          (p)1.42

                        FRANK RUSSELL INVESTMENT COMPANY

                                FILE NO. 2-71299
                               FILE NO. 811-3153

                                    EXHIBITS

                           Listed in Part C, Item 23
                       To Post-Effective Amendment No. 46
                              and Amendment No. 46
                                       to
                      Registration Statement on Form N-1A
                                     Under
                             Securities Act of 1933
                                      and
                         Investment Company Act of 1940